UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number File No. 811-04415

COLLEGE RETIREMENT EQUITIES FUND

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of principal executive offices) (Zip code)

Jeremy D. Franklin, Esq.

c/o TIAA-CREF

8500 Andrew Carnegie Blvd.

Charlotte, NC 28262-8500

(Name and address of agent for service)

Registrant’s telephone number, including area code: 704-595-1000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2015

Item 1. Reports to Stockholders.

2015 Semiannual Report

College Retirement
Equities Fund

June 30, 2015

Understanding your CREF report

This semiannual report contains information about the eight CREF accounts and describes the accounts’ results for the six months ended June 30, 2015. The report contains three main sections:

•	The account performance section compares each account’s investment returns with those of its benchmark index.
•	The summary portfolios of investments list the industries and types of securities in which each account had investments as of June 30, 2015.
•	The financial statements provide detailed information about the operations and financial condition of each account.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. The risks of investing in the CREF accounts vary from account to account; to see the risks of investing in an individual account, please refer to the latest CREF prospectus.

New share classes added

Beginning April 24, 2015, each CREF Account expanded into three classes. Previously, the CREF Accounts had a single class structure, which means that each CREF Account had the same expense ratio across employer-sponsored and individual plans/products of all sizes. To better align CREF’s pricing structure with the costs of serving a wide range of clients and participants, multiple classes were created. The classes are designated as R1, R2 and R3 for each CREF Account. Eligibility for each class was based either upon the amount of aggregate retirement plan assets a participant’s institution has invested in all CREF Accounts or, for participant assets not associated with a retirement plan, the type of product through which the CREF assets are held.

After multi-classing, expense ratios experienced by participants invested in a particular Account will vary depending on the class in which they are invested. While an Account’s administrative and distribution expenses and total expense ratios will vary among classes, each Account’s advisory expenses and mortality and expense risk charges will be the same across all classes. Additionally, the investment objective, strategy and risk profile for each Account will remain the same, and CREF will continue to be provided on an at-cost basis, with each class paying for its related costs.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any account before investing. For a prospectus that contains this and other important information, please visit our website at tiaa-cref.org, or call 877 518-9161. We urge you to read the prospectus carefully before investing.

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Information for CREF participants

Portfolio holdings

Securities and Exchange Commission (SEC) rules allow investment companies to list the top holdings of each account in their annual and semiannual reports, instead of providing complete portfolio listings. CREF also files complete portfolio listings with the SEC, and they are available to the public.

You can obtain a complete list of CREF’s portfolio holdings (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at tiaa-cref.org; or
•	By calling us at 800 842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of CREF’s portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our SEC Form N-CSR and Form N-Q filings. Form N-CSR filings are as of December 31 or June 30; Form N-Q filings are as of March 31 or September 30. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy.
(Call 202 551-8090 for more information.)

Proxy voting

CREF’s ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at tiaa-cref.org or on the SEC’s website at www.sec.gov. You can also call us at 800 842-2252 to request a free copy. A report of how the accounts voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

Contacting TIAA-CREF

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA-CREF, 730 Third Avenue, New York, NY 10017–3206; or by phone at 800 842-2252.

Account management

The CREF accounts are managed by the portfolio management teams of TIAA-CREF Investment Management, LLC. The members of these teams are responsible for the day-to-day investment management of the accounts.

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About the accounts’ benchmarks

CREF Stock Account

The account’s composite benchmark is a weighted average of two indexes: the Russell 3000® Index, which measures the performance of the broad U.S. stock market, and the MSCI All Country World ex USA Investable Market Index, which measures the performance of large- and mid-cap stocks in 45 developed and emerging market nations throughout the world, excluding the United States.

CREF Global Equities Account

The account’s benchmark is the MSCI World Index, an aggregate of 23 country indexes in developed market nations, including the United States.

CREF Growth Account

The account’s benchmark is the Russell 1000® Growth Index, a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000 Index, based on market capitalization. The Russell 1000 Growth Index measures the performance of those stocks of the Russell 1000 Index with higher relative forecasted growth rates and price/book ratios.

CREF Equity Index Account

The account’s benchmark is the Russell 3000 Index, which measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.

CREF Bond Market Account

The account’s benchmark is the Barclays U.S. Aggregate Bond Index, which measures the performance of the domestic investment-grade, fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.

CREF Inflation-Linked Bond Account

The account’s benchmark is the Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), which measures the performance of fixed-income securities with fixed-rate coupon payments that are adjusted for inflation, as measured by the Consumer Price Index for All Urban Consumers (CPI-U).

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About the accounts’ benchmarks

CREF Social Choice Account

The account’s composite benchmark is a weighted average of three indexes: the Russell 3000 Index, which measures the performance of the broad U.S. stock market; the Barclays U.S. Aggregate Bond Index, which measures the performance of the domestic investment-grade, fixed-rate bond market; and the MSCI EAFE+Canada Index, which measures stock performance in 22 developed market nations, excluding the United States.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

Russell 1000 and Russell 3000 are trademarks and service marks of Russell Investments. TIAA-CREF products are not promoted or sponsored by, or affiliated with, Russell Investments. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI. EAFE stands for Europe, Australasia, Far East.

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Important information about expenses

All participants in the CREF accounts incur ongoing costs, including management fees and other account expenses.

The expense examples for each Class that appear on the performance pages are intended to help you understand your ongoing costs (in U.S. dollars) and do not reflect transactional costs incurred by the account for buying and selling securities. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other variable annuity accounts and mutual funds. Participants in the CREF accounts do not incur a sales charge for purchases or other distributions.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2015–June 30, 2015).

Actual expenses

The first section in each table uses the account’s actual expenses and its actual rate of return. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period.

Hypothetical example for comparison purposes

The second section in the table shows hypothetical account values and expenses based on the account’s actual expense ratio for each Class for the six-month period and an assumed 5% per year rate of return before expenses. This was not the account’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in the account with the costs of other accounts. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other variable annuity accounts and mutual funds.

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CREF Stock Account

Performance for the six months ended June 30, 2015

The CREF Stock Account returned 3.38% for the period, compared with the 2.77% return of its composite benchmark, a weighted average of the Russell 3000® Index and the MSCI All Country World ex USA Investable Market Index. For the twelve months ended June 30, 2015, the account returned 3.90%, versus 3.55% for the composite index. (All returns for the account are for Class R1.)

The broad U.S. stock market, as measured by the Russell 3000 Index, returned 1.94% for the reporting period, compared with 5.25% for the previous six months. Investors were in a cautious mode, as economic indicators in the United States were mixed and concerns about Greece and China weighed on stock returns. For the period, investors favored small-capitalization stocks over mid- and large-cap equities, and growth stocks outshined their value counterparts.

The MSCI All Country World ex USA Investable Market Index, which measures stock market performance in 45 developed and emerging countries, returned 4.59% in U.S. dollar terms. In local currency terms, the MSCI index gained 8.08% for the six months. Countries with the best performing markets were Russia, Hungary, Denmark, China and Japan. The weakest-performing markets were Greece, Colombia and Turkey.

The account outperforms its benchmark

For the six months, the account outperformed its benchmark due to both stock selection and allocation decisions. Top contributors included overweight positions in wireless communications company T-Mobile and French automaker Renault and an underweight in Berkshire Hathaway. Holdings that detracted from relative performance included an out-of-benchmark position in electronics storage manufacturer Seagate Technology and overweight positions in insurance giant ACE, railroad operator Union Pacific and electronics retailer Best Buy.

The account’s returns may sometimes diverge from the returns of its benchmark index more than would be expected. This divergence may be the result of the account’s fair value pricing adjustments or of the timing of foreign currency valuations. Many foreign exchanges close for trading before the account’s accumulation unit value (AUV) is calculated (generally 4 p.m. ET). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the account’s benchmark. These changes are, however, taken into account to value the account’s portfolio holdings at the time the account’s AUV is calculated; these are known as fair value pricing adjustments.

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CREF Stock Account

Performance as of June 30, 2015

		Total return				Average annual total return
CREF Stock Account	Inception date	6 months		1 year		5 years		10 years
Class R1	7/31/1952	3.38%		3.90%		14.45%		7.03%
Class R2	4/24/2015	3.43	*	3.94	*	14.46	*	7.04	*
Class R3	4/24/2015	3.44	*	3.96	*	14.47	*	7.04	*
CREF Stock Composite Benchmark†	—	2.77		3.55		14.66		7.17
Broad market index
Russell 3000® Index	—	1.94		7.29		17.54		8.15

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for Classes R2 and R3 that is prior to their inception date is based on performance of the Account’s Class R1. The performance for these periods has not been restated to reflect the lower expenses of the Classes R2 and R3. If those expenses had been reflected, the performance would have been higher.
†	On June 30, 2015, the CREF Stock Composite Benchmark consisted of: 70.0% Russell 3000 Index and 30.0% MSCI All Country World ex USA Investable Market Index. The account’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

Expense example

Six months ended June 30, 2015

	Beginning	Ending	Expenses paid
	account value	account value	during period
CREF Stock Account	(1/1/15)	(6/30/15)	(1/1/15–6/30/15)
Actual return
Class R1	$1,000.00	$1,033.82	$2.62	‡
Class R2	1,000.00	973.44	0.82	§
Class R3	1,000.00	973.59	0.67	§
5% annual hypothetical return
Class R1	1,000.00	1,022.22	2.61	‡
Class R2	1,000.00	1,022.56	2.26	§
Class R3	1,000.00	1,022.96	1.86	§

‡	“Expenses paid during period” is based on the account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2015. The account’s annualized six-month expense ratio for that period was 0.52% for Class R1.
§	“Expenses paid during period” is based on the account’s actual expense ratio from commencement of operations on April 24, 2015 through June 30, 2015 for Classes R2 and R3, multiplied by the average account value

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CREF Stock Account

over the period, multiplied by 67/365 for the actual expenses and 181/365 for the hypothetical expenses. There were 67 days in the period from commencement of operations on April 24, 2015 through June 30, 2015 and 181 days in the six months ended June 30, 2015. The account’s annualized expense ratio for the 67-day period was 0.45% for Class R2 and 0.37% for Class R3.

For more information about this expense example, please see page 6.

Portfolio composition

% of net assets
Sector	as of 6/30/2015
Financials	19.6
Information technology	16.0
Consumer discretionary	14.0
Health care	13.4
Industrials	11.0
Consumer staples	8.0
Energy	6.9
Materials	4.9
Telecommunication services	2.7
Utilities	2.7
Short-term investments, other assets & liabilities, net	0.8
Total	100.0

Holdings by company size

% of equity investments
Market capitalization	as of 6/30/2015
More than $50 billion	41.4
More than $15 billion–$50 billion	24.8
More than $2 billion–$15 billion	26.8
$2 billion or less	7.0
Total	100.0

Holdings by country

% of portfolio investments
as of 6/30/2015
United States	65.4
Japan	4.8
United Kingdom	4.2
France	2.1
Canada	1.9
Switzerland	1.8
Germany	1.7
China	1.7
63 other nations	11.9
Short-term investments	4.5
Total	100.0

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CREF Global Equities Account

Performance for the six months ended June 30, 2015

The CREF Global Equities Account returned 3.95% for the period, compared with the 2.63% return of its benchmark, the MSCI World Index. For the twelve months ended June 30, 2015, the account returned 3.54%, versus 1.43% for the index (4.14% in local currencies). (All returns for the account are for Class R1.)

The U.S. stock market, as measured by the Russell 3000® Index, rose 1.94% in the first six months of 2015. Gains were concentrated early in the period, when the Federal Reserve indicated that it was in no hurry to start raising short-term interest rates. Global stocks, as measured by the MSCI World Index, returned 2.31% in the first quarter of 2015 and advanced 0.31% in the following quarter as central banks in some European markets and Japan boosted efforts to stimulate their sluggish economies.

Market performance varied significantly across countries. U.S. stocks, which comprised more than half of the benchmark’s total market capitalization at period-end, advanced only 1.4%. Japan and France—among the larger markets at period-end—made outsized contributions, gaining 13.6% and 5.0%, respectively. New Zealand and Canada were the worst-performing nations in the benchmark, declining 14.6% and 6.9%, respectively.

Stock selection boosts the account’s performance

The account’s outperformance of its benchmark was driven by strong stock selection. An overweight position in Dutch financial firm ING Group was the largest contributor to relative returns. Next in line was an out-of-benchmark investment in Chinese Internet provider Tencent Holdings, followed by an overweight in Japanese electronics maker Murata Manufacturing.

Conversely, overweight positions in poorly performing Yahoo and electronics storage manufacturer Seagate Technology detracted most from relative performance, followed by an underweight in Amazon.com, which performed well on strong earnings.

The account’s returns may sometimes diverge from the returns of its benchmark more than would be expected. This divergence may be the result of the account’s fair value pricing adjustments or of the timing of foreign currency valuations. Many foreign exchanges close for trading before the account’s accumulation unit value (AUV) is calculated (generally 4 p.m. ET). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the account’s benchmark. These changes are, however, taken into account to value the account’s portfolio holdings at the time the account’s AUV is calculated; these are known as fair value pricing adjustments.

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CREF Global Equities Account

Performance as of June 30, 2015

		Total return				Average annual total return
CREF Global
Equities Account	Inception date	6 months		1 year		5 years		10 years
Class R1	5/1/1992	3.95%		3.54%		13.46%		6.49%
Class R2	4/24/2015	3.99	*	3.59	*	13.47	*	6.50	*
Class R3	4/24/2015	4.01	*	3.60	*	13.47	*	6.50	*
MSCI World Index	—	2.63		1.43		13.10		6.38

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for Classes R2 and R3 that is prior to their inception date is based on performance of the Account’s Class R1. The performance for these periods has not been restated to reflect the lower expenses of the Classes R2 and R3. If those expenses had been reflected, the performance would have been higher.

Expense example

Six months ended June 30, 2015

	Beginning	Ending	Expenses paid
	account value	account value	during period
CREF Global Equities Account	(1/1/15)	(6/30/15)	(1/1/15–6/30/15)
Actual return
Class R1	$1,000.00	$1,039.48	$2.68	‡
Class R2	1,000.00	975.44	0.82	§
Class R3	1,000.00	975.59	0.67	§
5% annual hypothetical return
Class R1	1,000.00	1,022.17	2.66	‡
Class R2	1,000.00	1,022.56	2.26	§
Class R3	1,000.00	1,022.96	1.86	§

‡	“Expenses paid during period” is based on the account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2015. The account’s annualized six-month expense ratio for that period was 0.53% for Class R1.
§	“Expenses paid during period” is based on the account’s actual expense ratio from commencement of operations on April 24, 2015 through June 30, 2015 for Classes R2 and R3, multiplied by the average account value over the period, multiplied by 67/365 for the actual expenses and 181/365 for the hypothetical expenses. There were 67 days in the period from commencement of operations on April 24, 2015 through June 30, 2015 and 181 days in the six months ended June 30, 2015. The account’s annualized expense ratio for the 67-day period was 0.45% for Class R2 and 0.37% for Class R3.

For more information about this expense example, please see page 6.

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CREF Global Equities Account

Portfolio composition

% of net assets
Sector	as of 6/30/2015
Financials	19.4
Consumer discretionary	16.4
Information technology	14.8
Health care	14.7
Industrials	10.7
Consumer staples	7.6
Energy	6.4
Materials	4.8
Utilities	2.2
Telecommunication services	2.0
Short-term investments, other assets & liabilities, net	1.0
Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 6/30/2015
More than $50 billion	44.1
More than $15 billion–$50 billion	28.0
More than $2 billion–$15 billion	26.1
$2 billion or less	1.8
Total	100.0

Holdings by country

% of portfolio investments as of 6/30/2015
United States	54.3
Japan	8.1
United Kingdom	7.4
Switzerland	4.1
France	3.5
Canada	2.9
Germany	2.8
Australia	1.7
33 other nations	11.8
Short-term investments	3.4
Total	100.0

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CREF Growth Account

Performance for the six months ended June 30, 2015

The CREF Growth Account returned 5.24% for the period, compared with the 3.96% return of its benchmark, the Russell 1000® Growth Index. For the twelve months ended June 30, 2015, the account returned 13.25%, versus 10.56% for the index. (All returns for the account are for Class R1.)

The broad U.S. stock market, as measured by the Russell 3000® Index, returned 1.94% for the reporting period, compared with 5.25% for the previous six months. Investors were in a cautious mode, as economic indicators in the United States were mixed and concerns about Greece and China weighed on stock returns. For the period, investors favored small-capitalization stocks over mid- and large-cap equities, and growth stocks outshined their value counterparts.

For the six-month period, growth equities outperformed the broad U.S. equity market by more than two percentage points. Within the growth category, large-cap stocks returned 3.96%, underperforming small-caps, which climbed 8.74%, and mid-caps, which rose 4.18%. (Returns by investment style and capitalization size are based on the Russell indexes.)

For the ten years ended June 30, 2015, the Russell 1000 Growth Index had an average annual return of 9.10%, versus the 8.15% average annual gain of the Russell 3000 Index.

Stock selections boost the account’s return

Seven of the ten industry sectors of the Russell 1000 Growth Index produced positive returns for the period. The best performing sectors were health care (up 11.2%), consumer discretionary (up 7.7%), information technology (up 4.4%) and energy (up 3.3%). As of June 30, 2015, this group of four sectors made up approximately two-thirds of the benchmark’s total market capitalization.

The account outpaced its benchmark by more than one percentage point in the first six months of 2015, aided by stock selection. An overweight position in Amazon.com was the top contributor to relative performance, followed by an underweight in telecommunications firm QUALCOMM, an overweight in Internet-based travel company Expedia and an underweight in Coca-Cola.

By contrast, the account’s relative performance was hindered by several stock choices that did not perform as anticipated, including an out-of-benchmark position in Yahoo, an underweight in Netflix, an overweight in Groupon and an underweight in Kraft Foods.

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CREF Growth Account

Performance as of June 30, 2015

		Total return				Average annual total return
CREF Growth Account	Inception date	6 months		1 year		5 years		10 years
Class R1	4/29/1994	5.24%		13.25%		18.88%		9.07%
Class R2	4/24/2015	5.29	*	13.30	*	18.89	*	9.08	*
Class R3	4/24/2015	5.30	*	13.32	*	18.90	*	9.08	*
Russell 1000® Growth Index	—	3.96		10.56		18.59		9.10

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for Classes R2 and R3 that is prior to their inception date is based on performance of the Account’s Class R1. The performance for these periods has not been restated to reflect the lower expenses of the Classes R2 and R3. If those expenses had been reflected, the performance would have been higher.

Expense example

Six months ended June 30, 2015

	Beginning	Ending	Expenses paid
	account value	account value	during period
CREF Growth Account	(1/1/15)	(6/30/15)	(1/1/15–6/30/15)
Actual return
Class R1	$1,000.00	$1,052.41	$2.29	‡
Class R2	1,000.00	980.57	0.73	§
Class R3	1,000.00	980.73	0.56	§
5% annual hypothetical return
Class R1	1,000.00	1,022.56	2.26	‡
Class R2	1,000.00	1,022.81	2.01	§
Class R3	1,000.00	1,023.26	1.56	§

‡	“Expenses paid during period” is based on the account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2015. The account’s annualized six-month expense ratio for that period was 0.45% for Class R1.
§	“Expenses paid during period” is based on the account’s actual expense ratio from commencement of operations on April 24, 2015 through June 30, 2015 for Classes R2 and R3, multiplied by the average account value over the period, multiplied by 67/365 for the actual expenses and 181/365 for the hypothetical expenses. There were 67 days in the period from commencement of operations on April 24, 2015 through June 30, 2015 and 181 days in the six months ended June 30, 2015. The account’s annualized expense ratio for the 67-day period was 0.40% for Class R2 and 0.31% for Class R3.

For more information about this expense example, please see page 6.

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CREF Growth Account

Portfolio composition

Sector	% of net assets as of 6/30/2015
Information technology	30.6
Consumer discretionary	21.7
Health care	18.5
Industrials	9.2
Consumer staples	6.8
Financials	6.1
Materials	3.6
Energy	1.9
Telecommunication services	0.9
Short-term investments, other assets & liabilities, net	0.7
Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 6/30/2015
More than $50 billion	48.2
More than $15 billion–$50 billion	29.5
More than $2 billion–$15 billion	22.0
$2 billion or less	0.3
Total	100.0

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CREF Equity Index Account

Performance for the six months ended June 30, 2015

The CREF Equity Index Account returned 1.75% for the period, compared with the 1.94% return of its benchmark, the Russell 3000® Index. For the twelve months ended June 30, 2015, the account returned 6.91%, versus 7.29% for the index. (All returns for the account are for Class R1.)

For the six-month period, the account’s return trailed that of its benchmark index primarily because of the effect of expenses. The account’s return includes a deduction for expenses, while the benchmark’s does not. The account has a risk profile similar to that of its benchmark.

Broad equity markets lackluster amid heightened volatility

Investors were in a cautious mode during the six-month period. Economic indicators in the United States were mixed, and concerns about Greece and China, along with uncertainty regarding interest rates, produced greater volatility in the equity markets. As a result, returns for the period were modest, albeit positive. Investors generally favored small-capitalization stocks over those of mid- and large-cap equities, while growth stocks outshined their value counterparts. (Returns by investment style and market capitalization are based on the Russell indexes.)

Health care outperforms, utilities lag

For the six months, six of the ten industry sectors of the Russell 3000 Index posted positive returns. Health care led with a return of 11.4%, followed by consumer discretionary, telecommunication services and information technology, which returned 6.1%, 3.6% and 1.9%, respectively. Together, these four sectors represented nearly one-half of the benchmark’s total market capitalization on June 30, 2015. The worst-performing sectors were utilities, which are highly sensitive to interest rates, and energy and industrials, which returned –10.6%, –4.1% and –2.1%, respectively. Energy stock prices retreated in reaction to the sharp drop in crude oil prices early in the period.

Only two of the five largest stocks in the index in terms of market capitalization at period-end, Apple and General Electric, beat the benchmark. The others, Microsoft, Exxon Mobil and Johnson & Johnson, posted negative returns for the period.

16	2015 Semiannual Report ■ College Retirement Equities Fund

CREF Equity Index Account

Performance as of June 30, 2015

		Total return				Average annual total return
CREF Equity Index Account	Inception date	6 months		1 year		5 years		10 years
Class R1	4/29/1994	1.75%		6.91%		17.08%		7.74%
Class R2	4/24/2015	1.79	*	6.96	*	17.09	*	7.74	*
Class R3	4/24/2015	1.81	*	6.98	*	17.09	*	7.75	*
Russell 3000 Index	—	1.94		7.29		17.54		8.15

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for Classes R2 and R3 that is prior to their inception date is based on performance of the Account’s Class R1. The performance for these periods has not been restated to reflect the lower expenses of the Classes R2 and R3. If those expenses had been reflected, the performance would have been higher.

Expense example

Six months ended June 30, 2015

	Beginning	Ending	Expenses paid
	account value	account value	during period
CREF Equity Index Account	(1/1/15)	(6/30/15)	(1/1/15–6/30/15)
Actual return
Class R1	$1,000.00	$1,017.46	$2.05	‡
Class R2	1,000.00	978.86	0.67	§
Class R3	1,000.00	979.01	0.51	§
5% annual hypothetical return
Class R1	1,000.00	1,022.76	2.06	‡
Class R2	1,000.00	1,022.96	1.86	§
Class R3	1,000.00	1,023.41	1.40	§

‡	“Expenses paid during period” is based on the account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2015. The account’s annualized six-month expense ratio for that period was 0.41% for Class R1.
§	“Expenses paid during period” is based on the account’s actual expense ratio from commencement of operations on April 24, 2015 through June 30, 2015 for Classes R2 and R3, multiplied by the average account value over the period, multiplied by 67/365 for the actual expenses and 181/365 for the hypothetical expenses. There were 67 days in the period from commencement of operations on April 24, 2015 through June 30, 2015 and 181 days in the six months ended June 30, 2015. The account’s annualized expense ratio for the 67-day period was 0.37% for Class R2 and 0.28% for Class R3.

For more information about this expense example, please see page 6.

College Retirement Equities Fund ■ 2015 Semiannual Report	17

CREF Equity Index Account

Portfolio composition

Sector	% of net assets as of 6/30/2015
Information technology	18.8
Financials	18.1
Health care	15.1
Consumer discretionary	13.3
Industrials	10.8
Consumer staples	8.1
Energy	7.2
Materials	3.5
Utilities	2.9
Telecommunication services	2.0
Short-term investments, other assets & liabilities, net	0.2
Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 6/30/2015
More than $50 billion	49.4
More than $15 billion–$50 billion	23.4
More than $2 billion–$15 billion	22.4
$2 billion or less	4.8
Total	100.0

18	2015 Semiannual Report ■ College Retirement Equities Fund

CREF Bond Market Account

Performance for the six months ended June 30, 2015

The CREF Bond Market Account returned –0.09% for the six-month period, compared with the –0.10% return of its benchmark, the Barclays U.S. Aggregate Bond Index. For the twelve months ended June 30, 2015, the account returned 1.34%, versus 1.86% for the index. (All returns for the account are for Class R1.)

The U.S. economy’s slow start in the first three months of 2015 was attributed mainly to severe winter weather, while the strong dollar also limited growth for the entire six-month period. On the positive side, energy prices stabilized during the period after falling precipitously in the last half of 2014, and good news on the employment front aided consumer confidence. Meanwhile, inflation remained below the Federal Reserve’s target.

While central banks overseas cut interest rates, uncertainty regarding the timing of potential interest rate hikes in the U.S. weighed on the prices of bonds. The broad domestic bond market, as measured by the Barclays U.S. Aggregate Bond Index, returned –0.10% for the six months, as rising long-term interest rates lowered the prices of many existing fixed-income securities. The rise in long-term rates occurred primarily in the second half of the period, as an improving outlook for the U.S. economy fueled concerns that the Fed might soon start raising its key policy rate, though at present, that decision remains data dependent.

Sector weightings drive outperformance

For the period, bonds with shorter maturities performed better than longer-term bonds. Asset-backed and commercial mortgage-backed securities (CMBS) had the strongest performance for the period, helped by an improving real estate market, low interest rates and low inflation. Government agencies had the third-strongest performance, followed by mortgage-backed securities. Treasuries, the largest benchmark sector with a 36% weighting, were up slightly, while corporates, with a 23% weighting, were down by one half of one percentage point.

The account slightly outperformed its benchmark, driven by favorable selection of corporate bonds and CMBS, and by an overweight position in CMBS. The account’s selection of government agency bonds also contributed to relative performance. By contrast, the account’s selection of and yield curve positioning in U.S. Treasuries detracted from relative performance.

College Retirement Equities Fund ■ 2015 Semiannual Report	19

CREF Bond Market Account

Performance as of June 30, 2015

		Total return				Average annual total return
CREF Bond Market Account	Inception date	6 months		1 year		5 years		10 years
Class R1	3/1/1990	–0.09%		1.34%		3.38%		4.01%
Class R2	4/24/2015	–0.05	*	1.38	*	3.39	*	4.01	*
Class R3	4/24/2015	–0.03	*	1.40	*	3.39	*	4.02	*
Barclays U.S. Aggregate Bond Index	—	–0.10		1.86		3.35		4.44

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for Classes R2 and R3 that is prior to their inception date is based on performance of the Account’s Class R1. The performance for these periods has not been restated to reflect the lower expenses of the Classes R2 and R3. If those expenses had been reflected, the performance would have been higher.

Expense example

Six months ended June 30, 2015

CREF Bond Market Account	Beginning account value (1/1/15)	Ending account value (6/30/15)	Expenses paid during period (1/1/15–6/30/15)
Actual return
Class R1	$1,000.00	$999.09	$2.48	‡
Class R2	1,000.00	979.98	0.82	§
Class R3	1,000.00	980.13	0.65	§
5% annual hypothetical return
Class R1	1,000.00	1,022.32	2.51	‡
Class R2	1,000.00	1,022.56	2.26	§
Class R3	1,000.00	1,023.01	1.81	§

‡	“Expenses paid during period” is based on the account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2015. The account’s annualized six-month expense ratio for that period was 0.50% for Class R1.
§	“Expenses paid during period” is based on the account’s actual expense ratio from commencement of operations on April 24, 2015 through June 30, 2015 for Classes R2 and R3, multiplied by the average account value over the period, multiplied by 67/365 for the actual expenses and 181/365 for the hypothetical expenses. There were 67 days in the period from commencement of operations on April 24, 2015 through June 30, 2015 and 181 days in the six months ended June 30, 2015. The account’s annualized expense ratio for the 67-day period was 0.45% for Class R2 and 0.36% for Class R3.

For more information about this expense example, please see page 6.

20	2015 Semiannual Report ■ College Retirement Equities Fund

CREF Bond Market Account

Portfolio composition

% of net assets as of 6/30/2015
Corporate bonds	27.2
Mortgage-backed securities*	24.2
Foreign government & corporate bonds denominated in U.S. dollars	15.4
Asset-backed securities	9.1
U.S. Treasury securities	9.1
Commercial mortgage-backed securities	6.6
Municipal bonds	4.0
U.S. agency securities	2.0
Bank loan obligations	0.9
Preferred stock	0.1
Short-term investments, other assets & liabilities, net	1.4
Total	100.0

*	Includes mortgage pass-through securities and collateralized mortgage obligations

Holdings by maturity

% of fixed-income investments (excluding short-term investments) as of 6/30/2015
Less than 1 year	7.4
1–3 years	18.0
3–5 years	18.7
5–10 years	41.4
Over 10 years	14.5
Total	100.0

Holdings by credit quality†

% of fixed-income investments (excluding short-term investments) as of 6/30/2015
Aaa/AAA	42.3
Aa/AA	9.2
A/A	16.9
Baa/BBB	21.7
Ba/BB	4.2
B/B	2.7
Below B/B	1.4
Non-rated	1.6
Total	100.0

†	Credit quality ratings are based on the Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

College Retirement Equities Fund ■ 2015 Semiannual Report	21

CREF Inflation-Linked Bond Account

Performance for the six months ended June 30, 2015

The CREF Inflation-Linked Bond Account returned 0.03% for the period, compared with the 0.34% return of its benchmark, the Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L). For the twelve months ended June 30, 2015, the account returned –2.23%, versus –1.73% for the index. (All returns for the account are for Class R1.)

During the period, year-over-year inflation, as measured by the Consumer Price Index (CPI), increased from –0.3% in December 2014 to 0.3% in May 2015. The continued low inflation rate reflected low energy prices, stable wages and continued economic sluggishness abroad. Other favorable data included U.S. dollar appreciation, renewed housing market strength and the unemployment rate hitting 5.3% in June 2015, down from 5.6% in December 2014 and 6.1% one year earlier.

After falling substantially in 2014, crude oil prices, a commonly used indicator of current inflationary pressures, rose 10% from $53 a barrel on December 31, 2014, to $59 at period-end. Nevertheless, the energy component of the CPI declined at a year-over-year rate of 16.3% in May 2015, with gasoline down 25.0% year-over-year.

TIPS top the broad bond market

For the six months, the return of TIPS surpassed the –0.10% return of the broad U.S. investment-grade, fixed-rate bond market, as measured by the Barclays U.S. Aggregate Bond Index. Investors sought refuge in TIPS during a period in which 10-year U.S. Treasury yields crept up from 2.17% on December 31, 2014, to 2.35% by the end of June 2015. Between this trend and the increase in oil prices in June 2015, investor concerns may be mounting about potential price increases going forward.

The account underperformed its benchmark primarily because of its expense charge. The account’s return includes a deduction for expenses, while the benchmark’s does not. Since the account’s portfolio resembled the composition of its benchmark, the above discussion of the benchmark’s performance also applies to the account’s performance.

During the period, the account’s portfolio managers kept the account’s duration—a measure of its sensitivity to interest rate changes—close to that of the TIPS index. This strategy helped the account’s risk and reward characteristics more closely resemble those of its benchmark.

22	2015 Semiannual Report ■ College Retirement Equities Fund

CREF Inflation-Linked Bond Account

Performance as of June 30, 2015

		Total return				Average annual total return
CREF Inflation-Linked
Bond Account	Inception date	6 months		1 year		5 years		10 years
Class R1	5/1/1997	0.03%		–2.23%		2.84%		3.66%
Class R2	4/24/2015	0.07	*	–2.19	*	2.85	*	3.66	*
Class R3	4/24/2015	0.09	*	–2.17	*	2.85	*	3.67	*
Barclays U.S. Treasury Inflation Protected Securities Index (Series-L)	—	0.34		–1.73		3.29		4.13

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for Classes R2 and R3 that is prior to their inception date is based on performance of the Account’s Class R1. The performance for these periods has not been restated to reflect the lower expenses of the Classes R2 and R3. If those expenses had been reflected, the performance would have been higher.

Expense example

Six months ended June 30, 2015

	Beginning	Ending	Expenses paid
CREF Inflation-Linked	account value	account value	during period
Bond Account	(1/1/15)	(6/30/15)	(1/1/15–6/30/15)
Actual return
Class R1	$1,000.00	$1,000.30	$2.13	‡
Class R2	1,000.00	975.43	0.71	§
Class R3	1,000.00	975.58	0.56	§
5% annual hypothetical return
Class R1	1,000.00	1,022.66	2.16	‡
Class R2	1,000.00	1,022.86	1.96	§
Class R3	1,000.00	1,023.26	1.56	§

‡	“Expenses paid during period” is based on the account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2015. The account’s annualized six-month expense ratio for that period was 0.43% for Class R1.
§	“Expenses paid during period” is based on the account’s actual expense ratio from commencement of operations on April 24, 2015 through June 30, 2015 for Classes R2 and R3, multiplied by the average account value over the period, multiplied by 67/365 for the actual expenses and 181/365 for the hypothetical expenses. There were 67 days in the period from commencement of operations on April 24, 2015 through June 30, 2015 and 181 days in the six months ended June 30, 2015. The account’s annualized expense ratio for the 67-day period was 0.39% for Class R2 and 0.31% for Class R3.

For more information about this expense example, please see page 6.

College Retirement Equities Fund ■ 2015 Semiannual Report	23

CREF Inflation-Linked Bond Account

Portfolio composition

% of net assets as of 6/30/2015
U.S. Treasury securities	99.1
U.S. agency securities	0.1
Short-term investments, other assets & liabilities, net	0.8
Total	100.0

Holdings by maturity

% of fixed-income investments (excluding short-term investments) as of 6/30/2015
Less than 1 year	0.9
1–3 years	20.1
3–5 years	14.5
5–10 years	36.1
Over 10 years	28.4
Total	100.0

24	2015 Semiannual Report ■ College Retirement Equities Fund

CREF Social Choice Account

Performance for the six months ended June 30, 2015

The CREF Social Choice Account returned 0.66% for the period, compared with the 1.52% return of its composite benchmark, a weighted average of the Russell 3000® Index, the MSCI EAFE+Canada Index and the Barclays U.S. Aggregate Bond Index. For the twelve months ended June 30, 2015, the account returned 1.78%, versus 3.54% for the benchmark index. The account uses certain social criteria, while the benchmark does not. (All returns for the account are for Class R1.)

Because of its social criteria, the account did not invest in a number of stocks and bonds that were included in the indexes that comprise its composite benchmark. The account underperformed in part because of its exclusion of Apple, Amazon.com, Mitsubishi UFJ Financial and Swiss financial services provider UBS Group. Apple stock, in particular, rose in response to solid earnings reports driven by strong iPhone sales.

These negative effects were partly offset by the account’s omission of Royal Dutch Shell, Exxon Mobil, Spanish banking giant Banco Santander and Chevron. Shares in energy giants Royal Dutch Shell, Exxon Mobil and Chevron fell due to the decline in oil prices over the past year.

Stock positions hurt the account’s performance

To compensate for the account’s exclusion of some stocks, its managers use quantitative (mathematical) modeling and other techniques in an attempt to match the overall investment characteristics of the portfolio with those of its composite benchmark.

The account’s relative performance was hurt most by an overweight position in poorly performing Swiss food company Aryzta. Next in line were overweights in Hewlett-Packard and Yahoo, both of which experienced sizable losses.

These negative effects were partly offset by overweight positions in stock market operator Hong Kong Exchanges & Clearing and French automaker Renault, both of which produced sizable returns. An overweight in Starbucks also helped the account’s relative performance as the coffee distributor continued to benefit from long-term revenue growth.

Fixed income benefits the account’s performance

During the six months, the account’s fixed-income component outperformed the Barclays U.S. Aggregate Bond Index, a measure of the broad, domestic investment-grade, fixed-rate bond market, which returned –0.10%. The largest contributions to the account’s fixed-income performance versus the index came from being overweight corporate bonds and underweight U.S. Treasuries and mortgage-backed securities.

College Retirement Equities Fund ■ 2015 Semiannual Report	25

CREF Social Choice Account

Performance as of June 30, 2015

		Total return				Average annual total return
CREF Social Choice Account	Inception date	6 months		1 year		5 years		10 years
Class R1	3/1/1990	0.66%		1.78%		10.11%		6.01%
Class R2	4/24/2015	0.70	*	1.82	*	10.12	*	6.01	*
Class R3	4/24/2015	0.71	*	1.84	*	10.12	*	6.01	*
CREF Social Choice Composite Benchmark†	—	1.52		3.54		10.83		6.28
Broad market index
Russell 3000® Index	—	1.94		7.29		17.54		8.15

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for Classes R2 and R3 that is prior to their inception date is based on performance of the Account’s Class R1. The performance for these periods has not been restated to reflect the lower expenses of the Classes R2 and R3. If those expenses had been reflected, the performance would have been higher.
†	On June 30, 2015, the CREF Social Choice Composite Benchmark consisted of: 42.0% Russell 3000 Index; 40.0% Barclays U.S. Aggregate Bond Index; and 18.0% MSCI EAFE+Canada Index. The account’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

Expense example

Six months ended June 30, 2015

	Beginning	Ending	Expenses paid
	account value	account value	during period
CREF Social Choice Account	(1/1/15)	(6/30/15)	(1/1/15–6/30/15)
Actual return
Class R1	$1,000.00	$1,006.55	$2.34	‡
Class R2	1,000.00	974.19	0.74	§
Class R3	1,000.00	974.34	0.58	§
5% annual hypothetical return
Class R1	1,000.00	1,022.46	2.36	‡
Class R2	1,000.00	1,022.76	2.06	§
Class R3	1,000.00	1,023.21	1.61	§

‡	“Expenses paid during period” is based on the account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2015. The account’s annualized six-month expense ratio for that period was 0.47% for Class R1.
§	“Expenses paid during period” is based on the account’s actual expense ratio from commencement of operations on April 24, 2015 through June 30, 2015 for Classes R2 and R3, multiplied by the average account value

26	2015 Semiannual Report ■ College Retirement Equities Fund

CREF Social Choice Account

over the period, multiplied by 67/365 for the actual expenses and 181/365 for the hypothetical expenses. There were 67 days in the period from commencement of operations on April 24, 2015 through June 30, 2015 and 181 days in the six months ended June 30, 2015. The account’s annualized expense ratio for the 67-day period was 0.41% for Class R2 and 0.32% for Class R3.

For more information about this expense example, please see page 6.

Portfolio composition

% of net assets as of 6/30/2015
Equities	60.1
Long-term bonds	38.9
Short-term investments, other assets & liabilities, net	1.0
Total	100.0

Holdings by company size

% of equity investments
Market capitalization	as of 6/30/2015
More than $50 billion	37.0
More than $15 billion–$50 billion	43.0
More than $2 billion–$15 billion	18.1
$2 billion or less	1.9
Total	100.0

Holdings by maturity

% of fixed-income investments
(excluding short-term investments)
as of 6/30/2015
Less than 1 year	3.3
1–3 years	18.1
3–5 years	19.7
5–10 years	38.4
Over 10 years	20.5
Total	100.0

College Retirement Equities Fund ■ 2015 Semiannual Report	27

CREF Money Market Account

Performance for the six months ended June 30, 2015

The CREF Money Market Account returned 0.00% for the six-month period, compared with the 0.01% return of the iMoneyNet Money Fund Averages™ —All Taxable, a simple average of over 1,000 taxable money market funds. The iMoneyNet average is not an index, and its return reflects the deduction of expenses charged by the funds included in the average. (The return for the account is for Class R1.)

The Federal Reserve’s target for short-term interest rates remained between 0.00% and 0.25% during the period, despite speculation regarding a June rate hike. Expectations are for a rate hike to begin in late 2015, with the Fed’s decision to raise rates remaining data dependent. Short-term U.S. Treasury supply continued on a moderate decline during the reporting period, while the commercial paper market also remained tight, with outstanding issuance down by more than $1 trillion since mid-2007. Commercial paper issuance remains low in shorter maturities as banks need to issue longer-maturity debt to comply with liquidity coverage ratio requirements for maturities that come due within 30 days.

LIBOR yields rose during the period, with longer-dated rates climbing the most. The steepening of the yield curve still reflects market expectations for higher rates in 2015, as one- and 12-month LIBOR yields rose approximately one basis point (0.01%) and eight basis points (0.08%), respectively, by June 30, 2015. The yield on three-month Treasuries went from 0.04% on December 31, 2014 to 0.01% at period-end.

Portfolio strategies focus on safety and yield

To comply with SEC regulations and in pursuit of additional yield, the account remained committed to holding longer-dated, floating-rate government agency paper (with one- to two-year maturities) in order to capture slightly higher yields. Our commercial paper exposure is diversified across industries and issuers, nearly all of which are U.S.-domiciled. The account has limited exposure in Europe with the exception of a recently added program in Denmark. The account has also made selective investments in top-tier Pacific Rim banks. As of June 30, 2015, the account’s weighted average maturity was 54 days, versus 38 days for the average iMoneyNet fund.

In response to the historically low interest rates, part or all of the Money Market Account’s 12b-1 distribution fees and/or administrative fees were voluntarily withheld (waived) by TIAA to prevent the account’s yield from turning negative.

28	2015 Semiannual Report ■ College Retirement Equities Fund

CREF Money Market Account

Net annualized yield for the 7 days ended June 30, 2015*

	Current yield	Effective yield
CREF Money Market Account†
Class R1	0.00%	0.00%
Class R2	0.00	0.00
Class R3	0.00	0.00
iMoneyNet Money Fund Averages™—All Taxable‡	0.02	0.02

The current yield more closely reflects current earnings than does the total return.

*	Typically, iMoneyNet reports its 7-day yields as of Tuesday of each week.

Performance as of June 30, 2015

		Total return				Average annual total return
CREF Money
Market Account†	Inception date	6 months		1 year		5 years		10 years
Class R1	4/1/1988	0.00%		0.00%		0.00%		1.37%
Class R2	4/24/2015	0.00	*	0.00	*	0.00	*	1.37	*
Class R3	4/24/2015	0.00	*	0.00	*	0.00	*	1.37	*
iMoneyNet Money Fund Averages—All Taxable‡	—	0.01		0.02		0.02		1.30

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

An investment in the CREF Money Market Account is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. As with any investment, you can lose money by investing in this account.

Note: Unlike most money market funds, the CREF Money Market Account does not distribute income on a daily basis. Therefore, the account does not maintain a constant value of $1.00 per accumulation unit.

*	The performance shown for Classes R2 and R3 that is prior to their inception date is based on performance of the Account’s Class R1. The performance for these periods has not been restated to reflect the lower expenses of the Classes R2 and R3. If those expenses had been reflected, the performance would have been higher.
†	Beginning July 16, 2009, TIAA has voluntarily withheld (“waived”) a portion of the 12b-1 distribution and/or administrative expenses for each Class of the CREF Money Market Account. Without this waiver, the 7-day current and effective annualized yields and total returns would have been lower. This 12b-1 and administrative fee waiver may be discontinued at any time without notice. Amounts waived on or after October 1, 2010, are subject to possible recovery by TIAA under certain conditions.
‡	The iMoneyNet Money Fund Averages—All Taxable category is a simple average of over 1,000 taxable money market funds. You cannot invest in it directly.

College Retirement Equities Fund ■ 2015 Semiannual Report	29

CREF Money Market Account

Expense example

Six months ended June 30, 2015

	Beginning	Ending	Expenses paid
	account value	account value	during period
CREF Money Market Account	(1/1/15)	(6/30/15)	(1/1/15–6/30/15)
Actual return
Class R1	$1,000.00	$1,000.00	$0.64	‡
Class R2	1,000.00	1,000.00	0.26	§
Class R3	1,000.00	1,000.00	0.26	§
5% annual hypothetical return
Class R1	1,000.00	1,024.15	0.65	‡
Class R2	1,000.00	1,024.10	0.70	§
Class R3	1,000.00	1,024.10	0.70	§

‡	“Expenses paid during period” is based on the account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2015. The account’s annualized six-month expense ratio for that period was 0.13% for Class R1. The expense charges of the account reflect a voluntary waiver. Without this waiver, the expenses of the account would have been higher and its performance lower.
§	“Expenses paid during period” is based on the account’s actual expense ratio from commencement of operations on April 24, 2015 through June 30, 2015 for Classes R2 and R3, multiplied by the average account value over the period, multiplied by 67/365 for the actual expenses and 181/365 for the hypothetical expenses. There were 67 days in the period from commencement of operations on April 24, 2015 through June 30, 2015 and 181 days in the six months ended June 30, 2015. The account’s annualized expense ratio for the 67-day period was 0.14% for Class R2 and 0.14% for Class R3. The expense charges of the account reflect a voluntary waiver. Without this waiver, the expenses of the account would have been higher and its performance lower.

For more information about this expense example, please see page 6.

Portfolio composition

% of net assets
as of 6/30/2015
Commercial paper	42.3
U.S. government agency securities	25.7
U.S. Treasury securities	16.1
Floating rate securities, government	11.7
Certificates of deposit	3.7
Corporate debt	0.2
Asset-backed securities	0.2
Other assets & liabilities, net	0.1
Total	100.0

30	2015 Semiannual Report ■ College Retirement Equities Fund

Summary portfolio of investments (unaudited)

CREF Stock Account  ■  June 30, 2015

Principal		Issuer		Value (000)		% of net assets
BONDS

CORPORATE BONDS
CAPITAL GOODS				$0	^	0.0%
DIVERSIFIED FINANCIALS				474		0.0
FOOD, BEVERAGE & TOBACCO				26		0.0
UTILITIES				590		0.0
		TOTAL CORPORATE BONDS	(Cost $1,119)	1,090		0.0

GOVERNMENT BONDS
U.S. TREASURY SECURITIES				294		0.0
		TOTAL GOVERNMENT BONDS	(Cost $303)	294		0.0
		TOTAL BONDS	(Cost $1,422)	1,384		0.0

Shares		Company
COMMON STOCKS
AUTOMOBILES & COMPONENTS
5,663,802	*	Toyota Motor Corp		379,006		0.3
		Other		2,401,757		2.0
				2,780,763		2.3
BANKS
43,338,234		Bank of America Corp		737,617		0.6
12,729,588		Citigroup, Inc		703,182		0.6
12,873,907		JPMorgan Chase & Co		872,336		0.7
22,453,888		Wells Fargo & Co		1,262,807		1.0
		Other		6,293,495		5.1
				9,869,437		8.0
CAPITAL GOODS
3,106,275	n	3M Co		479,298		0.4
32,304,385		General Electric Co		858,328		0.7
5,241,277		Honeywell International, Inc		534,453		0.4
214,500,762	*,a,m	Rolls-Royce Holdings plc		337		0.0
		Other		7,217,216		5.9
				9,089,632		7.4
COMMERCIAL & PROFESSIONAL SERVICES				1,403,948		1.1
CONSUMER DURABLES & APPAREL				2,867,209		2.3
CONSUMER SERVICES				2,351,730		1.9
DIVERSIFIED FINANCIALS				4,529,153		3.7
ENERGY
6,154,309		Chevron Corp		593,706		0.5
12,827,153	d	Exxon Mobil Corp		1,067,219		0.9
		Other		6,820,359		5.5
				8,481,284		6.9

See notes to financial statements	College Retirement Equities Fund ■ 2015 Semiannual Report	31

Summary portfolio of investments (unaudited)	continued

CREF Stock Account ■ June 30, 2015

Shares		Company	Value (000)	% of net assets
FOOD & STAPLES RETAILING
5,308,546		CVS Corp	$556,760	0.4%
		Other	1,697,269	1.4
			2,254,029	1.8
FOOD, BEVERAGE & TOBACCO
7,439,805		Altria Group, Inc	363,881	0.3
9,844,443		Coca-Cola Co	386,197	0.3
5,486,245		PepsiCo, Inc	512,086	0.4
		Other	4,590,535	3.7
			5,852,699	4.7
HEALTH CARE EQUIPMENT & SERVICES
3,045,976		UnitedHealth Group, Inc	371,609	0.3
		Other	4,810,230	3.9
			5,181,839	4.2
HOUSEHOLD & PERSONAL PRODUCTS
8,417,795		Procter & Gamble Co	658,608	0.5
		Other	1,044,550	0.9
			1,703,158	1.4
INSURANCE
4,414,513	*	Berkshire Hathaway, Inc (Class B)	600,860	0.5
7,133,756		Metlife, Inc	399,419	0.3
		Other	4,224,547	3.4
			5,224,826	4.2
MATERIALS			5,993,010	4.9
MEDIA
10,563,223		Comcast Corp (Class A)	635,272	0.5
4,327,722		Time Warner, Inc	378,286	0.3
6,572,661		Walt Disney Co	750,204	0.6
		Other	2,408,307	2.0
			4,172,069	3.4
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
7,195,639		AbbVie, Inc	483,475	0.4
1,955,187	*	Allergan plc	593,321	0.5
1,053,093	*,n	Biogen Idec, Inc	425,386	0.4
4,002,060	*	Celgene Corp	463,178	0.4
4,621,635	n	Eli Lilly & Co	385,860	0.3
5,671,398		Gilead Sciences, Inc	664,007	0.5
8,673,352		Johnson & Johnson	845,305	0.7
10,598,879		Merck & Co, Inc	603,394	0.5
4,882,556		Novartis AG.	480,251	0.4
23,707,828		Pfizer, Inc	794,924	0.6
		Other	5,539,451	4.5
			11,278,552	9.2
REAL ESTATE			4,647,772	3.8

32	2015 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

CREF Stock Account ■ June 30, 2015

Shares		Company		Value (000)	% of net assets
RETAILING
1,696,374	*,n	Amazon.com, Inc		$736,379	0.6%
5,917,870		Home Depot, Inc		657,653	0.5
		Other		3,626,914	3.0
				5,020,946	4.1
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
12,962,888		Intel Corp		394,266	0.3
		Other		2,753,554	2.3
				3,147,820	2.6
SOFTWARE & SERVICES
8,310,965	*	Facebook, Inc		712,790	0.6
1,191,328	*	Google, Inc		620,098	0.5
953,713	*	Google, Inc (Class A)		515,043	0.4
2,819,951		International Business Machines Corp		458,693	0.4
5,079,436		Mastercard, Inc (Class A)		474,826	0.4
27,237,382		Microsoft Corp		1,202,530	1.0
13,952,244		Oracle Corp		562,276	0.4
9,025,716		Visa, Inc (Class A)		606,077	0.5
		Other		5,209,041	4.2
				10,361,374	8.4
TECHNOLOGY HARDWARE & EQUIPMENT
20,539,624		Apple, Inc		2,576,182	2.1
23,331,153		Cisco Systems, Inc		640,674	0.5
		Other		2,997,111	2.4
				6,213,967	5.0
TELECOMMUNICATION SERVICES
15,248,345		AT&T, Inc		541,621	0.4
13,514,154		Verizon Communications, Inc		629,895	0.5
		Other		2,207,955	1.8
				3,379,471	2.7
TRANSPORTATION
4,145,249		Union Pacific Corp		395,332	0.3
		Other		2,651,307	2.2
				3,046,639	2.5
UTILITIES				3,364,715	2.7
		TOTAL COMMON STOCKS	(Cost $110,940,510)	122,216,042	99.2

See notes to financial statements	College Retirement Equities Fund ■ 2015 Semiannual Report	33

Summary portfolio of investments (unaudited)	continued

CREF Stock Account ■ June 30, 2015

Shares	Company	Value (000)		% of net assets
PURCHASED OPTIONS
CONSUMER SERVICES		$1		0.0%
ENERGY		1		0.0
HEALTH CARE EQUIPMENT & SERVICES		3		0.0
MATERIALS		0	^	0.0
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES		4		0.0
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		2		0.0
TRANSPORTATION		0	^	0.0
TOTAL PURCHASED OPTIONS	(Cost $49)	11		0.0

PREFERRED STOCKS
BANKS		20,112		0.0
CAPITAL GOODS		421		0.0
DIVERSIFIED FINANCIALS		1,900		0.0
REAL ESTATE		19		0.0
TOTAL PREFERRED STOCKS	(Cost $29,163)	22,452		0.0

RIGHTS / WARRANTS
AUTOMOBILES & COMPONENTS		57		0.0
CAPITAL GOODS		640		0.0
COMMERCIAL & PROFESSIONAL SERVICES		0	^	0.0
CONSUMER DURABLES & APPAREL		36		0.0
CONSUMER SERVICES		20		0.0
DIVERSIFIED FINANCIALS		31		0.0
ENERGY		734		0.0
FOOD & STAPLES RETAILING		24		0.0
HEALTH CARE EQUIPMENT & SERVICES		19		0.0
MATERIALS		530		0.0
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES		322		0.0
REAL ESTATE		89		0.0
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		243		0.0
SOFTWARE & SERVICES		11		0.0
TECHNOLOGY HARDWARE & EQUIPMENT		11		0.0
TELECOMMUNICATION SERVICES		554		0.0
TRANSPORTATION		73		0.0
UTILITIES		7		0.0
TOTAL RIGHTS / WARRANTS	(Cost $3,511)	3,401		0.0

34	2015 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

CREF Stock Account ■ June 30, 2015

Principal		Issuer		Value (000)	% of net assets

SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT				$662,808	0.5%
TREASURY DEBT				54,760	0.1

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
CERTIFICATE OF DEPOSIT				780,000	0.6
GOVERNMENT AGENCY DEBT				377,991	0.3
REPURCHASE AGREEMENT
$500,000,000	o	Goldman Sachs	0.070%, 07/02/15	500,000	0.4
600,000,000	p	Merrill Lynch	0.100%, 07/01/15	600,000	0.5
415,000,000	q	Royal Bank of Scotland	0.090%, 07/07/15	415,000	0.3
	r	Other Repurchase Agreements	0.020%–0.150%, 07/01/15–07/06/15	2,164,000	1.8
				3,679,000	3.0
TREASURY DEBT				49,000	0.0
VARIABLE RATE SECURITIES				187,223	0.2
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED				5,073,214	4.1
		TOTAL SHORT-TERM INVESTMENTS	(Cost $5,791,748)	5,790,782	4.7

		TOTAL PORTFOLIO	(Cost $116,766,403)	128,034,072	103.9
		OTHER ASSETS & LIABILITIES, NET		(4,760,934)	(3.9)
		NET ASSETS		$123,273,138	100.0%

^	Amount represents less than $1,000.
*	Non-income producing
a	Affiliated holding
d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures transactions.
m	Indicates a security that has been deemed illiquid.
n	All or a portion of these securities have been segregated by the custodian to cover margin requirements on open written contracts.
o	Agreement with Goldman Sachs, 0.07% dated 6/30/15 to be repurchased at $500,000,000 on 7/02/15, collateralized by U.S. Government Agency Securities valued at $510,000,000.
p	Agreement with Merrill Lynch, 0.10% dated 6/30/15 to be repurchased at $600,000,000 on 7/01/15, collateralized by U.S. Government Agency Securities valued at $611,839,000.
q	Agreement with Royal Bank of Scotland, 0.09% dated 6/30/15 to be repurchased at $415,000,000 on 7/07/15, collateralized by U.S. Government Agency Securities valued at $423,306,000.
r	Agreements, 0.02%–0.15% dated 6/30/15 to be repurchased at $2,164,000,000 on 7/01/15–7/06/15, collateralized by U.S. Government Agency Securities valued at $2,207,281,000.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 6/30/15, the aggregate value of securities on loan is $4,906,846,000.

At 6/30/15, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933 amounted to $199,228,000 or 0.2% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	College Retirement Equities Fund ■ 2015 Semiannual Report	35

Summary of market values by country (unaudited)

CREF Stock Account  ■  June 30, 2015

Country	Value (000)	% of total portfolio
DOMESTIC
UNITED STATES	$89,361,501	69.9%
TOTAL DOMESTIC	89,361,501	69.9

FOREIGN
ARGENTINA	4,236	0.0
AUSTRALIA	1,546,498	1.2
AUSTRIA	132,889	0.1
BAHAMAS	74	0.0
BELGIUM	262,803	0.2
BERMUDA	14,894	0.0
BRAZIL	583,941	0.5
CANADA	2,407,390	1.9
CAYMAN ISLANDS	1,230	0.0
CHILE	94,094	0.1
CHINA	2,180,714	1.7
COLOMBIA	39,633	0.0
CYPRUS	73	0.0
CZECH REPUBLIC	15,828	0.0
DENMARK	473,861	0.4
EGYPT	26,712	0.0
FAROE ISLANDS	3,396	0.0
FINLAND	253,966	0.2
FRANCE	2,636,362	2.1
GEORGIA	3,380	0.0
GERMANY	2,226,492	1.7
GIBRALTAR	1,115	0.0
GREECE	26,744	0.0
GUERNSEY, C.I.	468	0.0
HONG KONG	1,092,263	0.9
HUNGARY	19,717	0.0
INDIA	758,796	0.6
INDONESIA	185,909	0.1
IRELAND	561,222	0.4
ISLE OF MAN	1,686	0.0
ISRAEL	227,581	0.2
ITALY	629,325	0.5
JAPAN	6,150,833	4.8
JERSEY, C.I.	12,051	0.0
JORDAN	12,100	0.0
KOREA, REPUBLIC OF	1,319,069	1.0
LUXEMBOURG	66,234	0.1
MACAU	5,098	0.0
Country	Value (000)	% of total portfolio
MALAYSIA	$244,378	0.2%
MALTA	5,283	0.0
MEXICO	450,694	0.4
MONACO	11,354	0.0
NETHERLANDS	1,074,508	0.8
NEW ZEALAND	104,126	0.1
NORWAY	254,791	0.2
PAKISTAN	2,917	0.0
PANAMA	9,353	0.0
PERU	17,359	0.0
PHILIPPINES	158,784	0.1
POLAND	107,346	0.1
PORTUGAL	59,541	0.0
PUERTO RICO	16,368	0.0
QATAR	55,490	0.0
ROMANIA	1,701	0.0
RUSSIA	290,212	0.2
SINGAPORE	510,040	0.4
SOUTH AFRICA	632,017	0.5
SPAIN	584,628	0.5
SRI LANKA	1,219	0.0
SWEDEN	781,971	0.6
SWITZERLAND	2,355,632	1.8
TAIWAN	1,151,207	0.9
THAILAND	210,376	0.2
TURKEY	135,848	0.1
UKRAINE	1,332	0.0
UNITED ARAB EMIRATES	82,513	0.1
UNITED KINGDOM	5,380,404	4.2
VIETNAM	1,682	0.0
VIRGIN ISLANDS, BRITISH	223	0.0
VIRGIN ISLANDS, U.S.	597	0.0
TOTAL FOREIGN	38,672,571	30.1

TOTAL PORTFOLIO	$128,034,072	100.0%

36	2015 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)

CREF Global Equities Account  ■  June 30, 2015

Shares	Company	Value (000)	% of net assets
COMMON STOCKS
AUSTRALIA		$344,316	1.8%
AUSTRIA		16,848	0.1
BELGIUM		55,839	0.3
BRAZIL		10,823	0.1
CANADA		592,785	3.0
CHINA		175,704	0.9
DENMARK		117,815	0.6
FINLAND		82,063	0.4
FRANCE
2,000,004	Total S.A.	98,102	0.5
	Other	599,789	3.0
		697,891	3.5
GERMANY
532,427	Bayer AG.	74,561	0.4
969,494	Daimler AG. (Registered)	88,316	0.4
	Other	394,353	2.0
		557,230	2.8
HONG KONG		194,647	1.0
INDIA		104,261	0.5
INDONESIA		4,137	0.0
IRELAND		235,179	1.2
ISRAEL		20,650	0.1
ITALY		206,522	1.1
JAPAN
1,969,048	Toyota Motor Corp	131,763	0.7
	Other	1,499,824	7.6
		1,631,587	8.3
JERSEY, C.I.		310	0.0
KOREA, REPUBLIC OF		54,486	0.3
LUXEMBOURG		23,013	0.1
MACAU		398	0.0
MALAYSIA		14,844	0.1
MEXICO		19,520	0.1
NETHERLANDS
6,206,748	ING Groep NV	103,065	0.5
	Other	231,767	1.2
		334,832	1.7

See notes to financial statements	College Retirement Equities Fund ■ 2015 Semiannual Report	37

Summary portfolio of investments (unaudited)	continued

CREF Global Equities Account ■ June 30, 2015

Shares	Company	Value (000)	% of net assets
NEW ZEALAND		$12,195	0.1%
NORWAY		72,603	0.4
PHILIPPINES		25,528	0.1
POLAND		3,923	0.0
PORTUGAL		6,799	0.0
RUSSIA		6,611	0.0
SINGAPORE		70,119	0.4
SOUTH AFRICA		33,765	0.2
SPAIN		161,559	0.8
SWEDEN		145,321	0.7
SWITZERLAND
1,184,900	Nestle S.A.	85,491	0.4
2,146,818	Novartis AG.	211,162	1.1
463,571	Roche Holding AG.	129,982	0.7
3,253,973	UBS AG.	69,038	0.3
	Other	335,781	1.7
		831,454	4.2
TAIWAN		87,551	0.4
THAILAND		20,562	0.1
TURKEY		28,641	0.2
UNITED ARAB EMIRATES		21,828	0.1
UNITED KINGDOM
25,240,929	Barclays plc	103,454	0.5
805,048	Delphi Automotive plc	68,502	0.4
3,567,639	Prudential plc	85,978	0.4
	Other	1,235,966	6.3
		1,493,900	7.6

38	2015 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

CREF Global Equities Account ■ June 30, 2015

Shares		Company		Value (000)	% of net assets
UNITED STATES
1,070,770		AbbVie, Inc		$71,945	0.4%
387,226	*	Alexion Pharmaceuticals, Inc		69,999	0.4
411,994	*	Allergan plc		125,024	0.6
227,365	*	Amazon.com, Inc		98,697	0.5
3,661,543		Apple, Inc		459,249	2.3
6,359,013		Bank of America Corp		108,230	0.5
814,737	*	Celgene Corp		94,294	0.5
819,074		Chevron Corp		79,016	0.4
3,717,616		Cisco Systems, Inc		102,086	0.5
2,466,148		Comcast Corp (Class A)		148,314	0.8
1,175,958		CVS Corp		123,334	0.6
959,190		EOG Resources, Inc		83,977	0.4
1,440,044	d	Exxon Mobil Corp		119,812	0.6
1,343,413	*	Facebook, Inc		115,218	0.6
2,873,752		General Electric Co		76,356	0.4
1,026,225		Gilead Sciences, Inc		120,150	0.6
246,219	*	Google, Inc		128,159	0.6
1,365,298		Home Depot, Inc		151,726	0.8
1,190,677		Honeywell International, Inc		121,413	0.6
1,118,433		iShares MSCI EAFE Index Fund		71,009	0.4
928,631		Johnson & Johnson		90,504	0.5
2,057,673		JPMorgan Chase & Co		139,428	0.7
395,022		McKesson Corp		88,805	0.4
1,841,779		Merck & Co, Inc		104,853	0.5
1,238,440		Metlife, Inc		69,340	0.4
2,548,813		Microsoft Corp		112,530	0.6
2,031,458		Mondelez International, Inc		83,574	0.4
710,312		NextEra Energy, Inc		69,632	0.4
2,420,013		Oracle Corp		97,527	0.5
1,138,116		PepsiCo, Inc		106,232	0.5
4,074,604		Pfizer, Inc		136,621	0.7
1,012,552		Time Warner, Inc		88,507	0.4
1,873,033		Verizon Communications, Inc		87,302	0.4
1,985,763		Visa, Inc (Class A)		133,344	0.7
838,526		Walt Disney Co		95,709	0.5
4,205,788		Wells Fargo & Co		236,534	1.2
		Other		6,781,157	34.4
				10,989,607	55.7
		TOTAL COMMON STOCKS	(Cost $17,192,828)	19,507,666	99.0

RIGHTS / WARRANTS
SINGAPORE				6	0.0
SPAIN				457	0.0
UNITED STATES				57	0.0
		TOTAL RIGHTS / WARRANTS	(Cost $550)	520	0.0

See notes to financial statements	College Retirement Equities Fund ■ 2015 Semiannual Report	39

Summary portfolio of investments (unaudited)	concluded

CREF Global Equities Account ■ June 30, 2015

Principal		Issuer		Value (000)	% of net assets
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT				$162,655	0.8%
TREASURY DEBT				15,998	0.1

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
CERTIFICATE OF DEPOSIT				60,000	0.3
REPURCHASE AGREEMENTS
$128,000,000	n	BNP	0.090%, 07/01/15	128,000	0.7
80,000,000	o	Calyon	0.100%, 07/01/15	80,000	0.4
	p	Other Repurchase Agreements	0.020%–0.150%, 07/01/15	197,000	1.0
				405,000	2.1
VARIABLE RATE SECURITIES				32,951	0.1
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED				497,951	2.5
		TOTAL SHORT-TERM INVESTMENTS	(Cost $676,773)	676,604	3.4

		TOTAL PORTFOLIO	(Cost $17,870,151)	20,184,790	102.4
		OTHER ASSETS & LIABILITIES, NET		(470,703)	(2.4)
		NET ASSETS		$19,714,087	100.0%

*	Non-income producing
d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures transactions.
n	Agreement with BNP, 0.09% dated 6/30/15 to be repurchased at $128,000,000 on 7/01/15, collateralized by U.S. Government Agency Securities valued at $130,560,000.
o	Agreement with Calyon, 0.10% dated 6/30/15 to be repurchased at $80,000,000 on 7/01/15, collateralized by U.S. Government Agency Securities valued at $81,600,000.
p	Agreements, 0.02%–0.15% dated 6/30/15 to be repurchased at $197,000,000 on 7/01/15, collateralized by U.S. Government Agency Securities valued at $200,942,000.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 6/30/15, the aggregate value of securities on loan is $475,515,000.

At 6/30/15, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933 amounted to $31,845,000 or 0.2% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

40	2015 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary of market values by sector (unaudited)

CREF Global Equities Account  ■  June 30, 2015

Sector	Value (000)	% of net assets
FINANCIALS	$3,829,893	19.4%
CONSUMER DISCRETIONARY	3,222,647	16.4
INFORMATION TECHNOLOGY	2,922,468	14.8
HEALTH CARE	2,889,899	14.7
INDUSTRIALS	2,106,076	10.7
CONSUMER STAPLES	1,490,465	7.6
ENERGY	1,266,129	6.4
MATERIALS	949,910	4.8
UTILITIES	432,186	2.2
TELECOMMUNICATION SERVICES	398,513	2.0
SHORT-TERM INVESTMENTS	676,604	3.4
OTHER ASSETS & LIABILITIES, NET	(470,703)	(2.4)
NET ASSETS	$19,714,087	100.0%

See notes to financial statements	College Retirement Equities Fund ■ 2015 Semiannual Report	41

Summary portfolio of investments (unaudited)

CREF Growth Account   ■  June 30, 2015

Shares		Company	Value (000)	% of net assets
COMMON STOCKS
AUTOMOBILES & COMPONENTS
430,061	*,e	Tesla Motors, Inc	$115,368	0.5%
		Other	291,391	1.3
			406,759	1.8
BANKS			51,686	0.2
CAPITAL GOODS
1,041,230		3M Co	160,662	0.7
782,067		Boeing Co	108,488	0.5
1,333,756		Honeywell International, Inc	136,003	0.6
		Other	804,636	3.7
			1,209,789	5.5
COMMERCIAL & PROFESSIONAL SERVICES
1,895,103	*	Verisk Analytics, Inc	137,888	0.6
		Other	150,212	0.7
			288,100	1.3
CONSUMER DURABLES & APPAREL
2,128,646		Nike, Inc (Class B)	229,936	1.0
		Other	312,382	1.4
			542,318	2.4
CONSUMER SERVICES
2,215,192	*	Norwegian Cruise Line Holdings Ltd	124,140	0.6
4,319,599		Starbucks Corp	231,595	1.0
		Other	422,354	1.9
			778,089	3.5
DIVERSIFIED FINANCIALS
1,266,834		McGraw-Hill Financial, Inc	127,254	0.6
997,160		Moody’s Corp	107,653	0.5
		Other	573,963	2.6
			808,870	3.7
ENERGY			423,447	1.9
FOOD & STAPLES RETAILING
856,887		Costco Wholesale Corp	115,731	0.5
1,531,038		CVS Corp	160,575	0.7
		Other	144,145	0.7
			420,451	1.9
FOOD, BEVERAGE & TOBACCO
1,455,386	*	Monster Beverage Corp	195,051	0.9
		Other	647,991	2.9
			843,042	3.8
HEALTH CARE EQUIPMENT & SERVICES			1,094,329	4.9

42	2015 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

CREF Growth Account ■ June 30, 2015

Shares		Company	Value (000)	% of net assets
HOUSEHOLD & PERSONAL PRODUCTS
2,216,072		Estee Lauder Cos (Class A)	$192,045	0.9%
		Other	62,092	0.3
			254,137	1.2
INSURANCE			109,648	0.5
MATERIALS
1,558,750		Monsanto Co	166,147	0.8
1,297,041		PPG Industries, Inc	148,797	0.7
		Other	473,259	2.1
			788,203	3.6
MEDIA
4,598,311		Comcast Corp (Class A)	276,542	1.2
1,596,399		Time Warner, Inc	139,541	0.6
3,121,952		Walt Disney Co	356,340	1.6
		Other	345,944	1.6
			1,118,367	5.0
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
2,299,116		AbbVie, Inc	154,478	0.7
1,146,593	*	Alexion Pharmaceuticals, Inc	207,270	0.9
1,136,600	*	Allergan plc	344,913	1.6
1,065,898		Amgen, Inc	163,637	0.7
640,196	*	Biogen Idec, Inc	258,601	1.2
1,945,188		Bristol-Myers Squibb Co	129,433	0.6
2,672,638	*	Celgene Corp	309,318	1.4
1,723,602		Eli Lilly & Co	143,903	0.7
3,306,153		Gilead Sciences, Inc	387,084	1.7
545,257	*	Illumina, Inc	119,062	0.5
		Other	782,039	3.5
			2,999,738	13.5
REAL ESTATE
3,615,783	*	CBRE Group, Inc	133,784	0.6
		Other	246,810	1.1
			380,594	1.7
RETAILING
1,152,104	*	Amazon.com, Inc	500,117	2.2
1,369,983		Expedia, Inc	149,807	0.7
3,006,893		Home Depot, Inc	334,156	1.5
		Other	971,551	4.4
			1,955,631	8.8
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			436,516	2.0

See notes to financial statements	College Retirement Equities Fund ■ 2015 Semiannual Report	43

Summary portfolio of investments (unaudited)	continued

CREF Growth Account ■ June 30, 2015

Shares		Company		Value (000)	% of net assets
SOFTWARE & SERVICES
3,495,613	*	Adobe Systems, Inc		$283,180	1.3%
2,719,422	*	eBay, Inc		163,818	0.7
5,648,192	*	Facebook, Inc		484,417	2.2
835,614	*	Google, Inc		434,945	2.0
510,184	*	Google, Inc (Class A)		275,520	1.2
3,023,036		Intuit, Inc		304,631	1.4
3,085,232		Mastercard, Inc (Class A)		288,408	1.3
6,940,088		Microsoft Corp		306,405	1.4
3,014,524		Oracle Corp		121,485	0.6
3,262,422	*	Salesforce.com, Inc		227,163	1.0
6,087,788		Visa, Inc (Class A)		408,795	1.8
2,847,834	*	Yahoo!, Inc		111,891	0.5
		Other		1,284,763	5.8
				4,695,421	21.2
TECHNOLOGY HARDWARE & EQUIPMENT
10,438,106	d	Apple, Inc		1,309,199	5.9
4,244,467		Cisco Systems, Inc		116,553	0.6
		Other		247,832	1.1
				1,673,584	7.6
TELECOMMUNICATION SERVICES
2,639,978		Verizon Communications, Inc		123,049	0.5
		Other		84,469	0.4
				207,518	0.9
TRANSPORTATION
1,432,051		Union Pacific Corp		136,575	0.6
		Other		403,578	1.8
				540,153	2.4
UTILITIES				5,389	0.0
		TOTAL COMMON STOCKS	(Cost $17,443,516)	22,031,779	99.3

Principal		Issuer

SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT				128,594	0.6
TREASURY DEBT				2,000	0.0

Shares		Company
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
370,758,612	a,c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust		370,759	1.7
				370,759	1.7
		TOTAL SHORT-TERM INVESTMENTS	(Cost $501,349)	501,353	2.3

		TOTAL PORTFOLIO	(Cost $17,944,865)	22,533,132	101.6
		OTHER ASSETS & LIABILITIES, NET		(356,235)	(1.6)
		NET ASSETS		$22,176,897	100.0%

44	2015 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

CREF Growth Account   ■  June 30, 2015

*	Non-income producing.
a	Affiliated holding
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures transactions.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $365,133,000.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 6/30/15, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933 amounted to $44,976,000 or 0.2% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	College Retirement Equities Fund ■ 2015 Semiannual Report	45

Summary portfolio of investments (unaudited)

CREF Equity Index Account   ■  June 30, 2015

Shares	Company	Value (000)	% of net assets
COMMON STOCKS
AUTOMOBILES & COMPONENTS		$199,776	1.2%
BANKS
7,768,549	Bank of America Corp	132,221	0.8
2,244,177	Citigroup, Inc	123,968	0.7
2,744,993	JPMorgan Chase & Co	186,001	1.1
3,445,961	Wells Fargo & Co	193,801	1.1
	Other	421,692	2.5
		1,057,683	6.2
CAPITAL GOODS
469,229	3M Co	72,402	0.4
511,444	Boeing Co	70,948	0.4
7,452,988	General Electric Co	198,026	1.2
658,454	United Technologies Corp	73,042	0.5
	Other	871,663	5.1
		1,286,081	7.6
COMMERCIAL & PROFESSIONAL SERVICES		182,247	1.1
CONSUMER DURABLES & APPAREL		286,849	1.7
CONSUMER SERVICES		380,459	2.2
DIVERSIFIED FINANCIALS		678,799	4.0
ENERGY
1,390,986	Chevron Corp	134,188	0.8
3,092,729	Exxon Mobil Corp	257,315	1.5
939,105	Schlumberger Ltd	80,942	0.5
	Other	751,187	4.4
		1,223,632	7.2
FOOD & STAPLES RETAILING
834,677	CVS Corp	87,541	0.5
1,168,343	Wal-Mart Stores, Inc	82,871	0.5
	Other	173,089	1.0
		343,501	2.0
FOOD, BEVERAGE & TOBACCO
1,454,584	Altria Group, Inc	71,143	0.4
2,900,557	Coca-Cola Co	113,789	0.7
1,091,781	PepsiCo, Inc	101,907	0.6
1,145,878	Philip Morris International, Inc	91,865	0.5
	Other	373,784	2.2
		752,488	4.4
HEALTH CARE EQUIPMENT & SERVICES
1,054,137	Medtronic plc	78,111	0.4
704,140	UnitedHealth Group, Inc	85,905	0.5
	Other	758,655	4.5
		922,671	5.4

46	2015 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

CREF Equity Index Account  ■  June 30, 2015

Shares		Company	Value (000)	% of net assets
HOUSEHOLD & PERSONAL PRODUCTS
2,006,545		Procter & Gamble Co	$156,992	0.9%
		Other	125,266	0.8
			282,258	1.7
INSURANCE
1,375,357	*	Berkshire Hathaway, Inc (Class B)	187,200	1.1
		Other	499,691	2.9
			686,891	4.0
MATERIALS			591,276	3.5
MEDIA
1,570,259		Comcast Corp (Class A)	94,435	0.6
1,254,998		Walt Disney Co	143,245	0.8
		Other	364,964	2.1
			602,644	3.5
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
1,294,202		AbbVie, Inc	86,958	0.5
290,278	*	Allergan plc	88,088	0.5
562,349		Amgen, Inc	86,332	0.5
174,066	*	Biogen Idec, Inc	70,312	0.4
1,233,652		Bristol-Myers Squibb Co	82,087	0.5
586,722	*	Celgene Corp	67,904	0.4
1,086,981		Gilead Sciences, Inc	127,264	0.8
2,051,183		Johnson & Johnson	199,908	1.2
2,090,555		Merck & Co, Inc	119,015	0.7
4,554,694		Pfizer, Inc	152,719	0.9
		Other	564,662	3.3
			1,645,249	9.7
REAL ESTATE			651,932	3.8
RETAILING
281,887	*	Amazon.com, Inc	122,364	0.7
960,879		Home Depot, Inc	106,782	0.6
		Other	567,484	3.4
			796,630	4.7
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
3,509,102		Intel Corp	106,729	0.6
		Other	297,790	1.8
			404,519	2.4

See notes to financial statements	College Retirement Equities Fund ■ 2015 Semiannual Report	47

Summary portfolio of investments (unaudited)	continued

CREF Equity Index Account  ■  June 30, 2015

Shares		Company		Value (000)	% of net assets
SOFTWARE & SERVICES
1,600,576	*	Facebook, Inc		$137,273	0.8%
217,501	*	Google, Inc		113,212	0.7
213,159	*	Google, Inc (Class A)		115,114	0.7
671,642		International Business Machines Corp		109,249	0.6
739,700		Mastercard, Inc (Class A)		69,147	0.4
5,983,771		Microsoft Corp		264,184	1.5
2,343,471		Oracle Corp		94,442	0.6
1,447,991		Visa, Inc (Class A)		97,233	0.6
		Other		787,283	4.6
				1,787,137	10.5
TECHNOLOGY HARDWARE & EQUIPMENT
4,261,350		Apple, Inc		534,480	3.1
3,761,726		Cisco Systems, Inc		103,297	0.6
1,205,755		Qualcomm, Inc		75,516	0.5
		Other		309,357	1.8
				1,022,650	6.0
TELECOMMUNICATION SERVICES
3,841,077		AT&T, Inc		136,435	0.8
3,017,135		Verizon Communications, Inc		140,629	0.8
		Other		65,469	0.4
				342,533	2.0
TRANSPORTATION				365,554	2.1
UTILITIES				485,349	2.9
		TOTAL COMMON STOCKS	(Cost $9,364,976)	16,978,808	99.8

RIGHTS / WARRANTS
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				82	0.0
TELECOMMUNICATION SERVICES				118	0.0
		TOTAL RIGHTS / WARRANTS	(Cost $184)	200	0.0

SHORT-TERM INVESTMENTS
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
548,286,817	a,c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust		548,287	3.2
				548,287	3.2
		TOTAL SHORT-TERM INVESTMENTS	(Cost $548,287)	548,287	3.2

		TOTAL PORTFOLIO	(Cost $9,913,447)	17,527,295	103.0
		OTHER ASSETS & LIABILITIES, NET		(514,615)	(3.0)
		NET ASSETS		$17,012,680	100.0%

48	2015 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

CREF Equity Index Account  ■  June 30, 2015

*	Non-income producing
^	Amount represents less than $1,000.
a	Affiliated holding
c	Investments made with cash collateral received from securities on loan.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 6/30/15, the aggregate value of securities on loan is $538,804,000.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	College Retirement Equities Fund ■ 2015 Semiannual Report	49

Summary portfolio of investments (unaudited)

CREF Bond Market Account  ■  June 30, 2015

Principal	Issuer	Value (000)	% of net assets
BANK LOAN OBLIGATIONS
AUTOMOBILES & COMPONENTS	$9,322	0.1%
CAPITAL GOODS	4,222	0.0
COMMERCIAL & PROFESSIONAL SERVICES	3,375	0.0
CONSUMER DURABLES & APPAREL	1,203	0.0
CONSUMER SERVICES	12,948	0.1
DIVERSIFIED FINANCIALS	4,903	0.0
ENERGY	4,020	0.0
FOOD & STAPLES RETAILING	5,571	0.1
FOOD, BEVERAGE & TOBACCO	6,996	0.1
HEALTH CARE EQUIPMENT & SERVICES	8,533	0.1
MATERIALS	9,391	0.1
MEDIA	14,287	0.1
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	801	0.0
RETAILING	1,545	0.0
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	10,729	0.1
SOFTWARE & SERVICES	10,334	0.1
TECHNOLOGY HARDWARE & EQUIPMENT	4,731	0.0
TELECOMMUNICATION SERVICES	1,222	0.0
UTILITIES	194	0.0
TOTAL BANK LOAN OBLIGATIONS (Cost $114,356)	114,327	0.9

BONDS

CORPORATE BONDS
AUTOMOBILES & COMPONENTS	35,469	0.3
BANKS
$70,000,000	g	Toronto-Dominion Bank	1.500%, 03/13/17	70,634	0.5
Other	867,184	6.5
937,818	7.0
CAPITAL GOODS	132,116	1.0
COMMERCIAL & PROFESSIONAL SERVICES	99,411	0.7
CONSUMER DURABLES & APPAREL	23,588	0.2
CONSUMER SERVICES	111,427	0.8
DIVERSIFIED FINANCIALS
47,429,783	Tagua Leasing LLC	1.900%, 07/12/24	46,976	0.4
116,825,000	Morgan Stanley	1.750%–6.375%, 02/25/16–07/24/42	117,964	0.9
Other	510,518	3.8
675,458	5.1

50	2015 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

CREF Bond Market Account  ■  June 30, 2015

Principal		Issuer		Value (000)	% of net assets
ENERGY				$331,561	2.5%
FOOD & STAPLES RETAILING				42,767	0.3
FOOD, BEVERAGE & TOBACCO				147,035	1.0
HEALTH CARE EQUIPMENT & SERVICES				152,675	1.1
HOUSEHOLD & PERSONAL PRODUCTS				24,098	0.2
INSURANCE				254,671	1.9
MATERIALS				242,444	1.8
MEDIA				229,364	1.8
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				154,792	1.1
REAL ESTATE				128,775	1.0
RETAILING				77,080	0.6
SOFTWARE & SERVICES				95,740	0.7
TECHNOLOGY HARDWARE & EQUIPMENT				160,134	1.2
TELECOMMUNICATION SERVICES
$132,330,000	g	Verizon Communications, Inc	0.700%–6.000%, 11/02/15–03/15/55	124,878	1.0
		Other		167,185	1.2
				292,063	2.2
TRANSPORTATION				148,508	1.1
UTILITIES				502,510	3.7
		TOTAL CORPORATE BONDS	(Cost $4,998,716)	4,999,504	37.3

GOVERNMENT BONDS
AGENCY SECURITIES
180,990,000		Private Export Funding Corp (PEFCO)	1.375%–5.450%, 07/15/16–11/15/22	187,180	1.4
		Other		102,131	0.8
				289,311	2.2
FOREIGN GOVERNMENT BONDS				691,070	5.1
MORTGAGE BACKED
49,000,000	h	Federal Home Loan Mortgage Corp Gold (FGLMC)	3.500%, 07/15/30	51,581	0.4
56,000,000	h	FGLMC	3.000%, 08/15/30	57,759	0.4
69,334,699		FGLMC	4.000%, 02/01/45	73,381	0.5
292,838,008		FGLMC	3.000%–8.000%, 12/01/16–08/15/45	309,991	2.3
115,000,000	h	Federal National Mortgage Association (FNMA)	2.500%, 08/25/30	115,961	0.9
75,000,000	h	FNMA	3.000%, 08/25/30	77,426	0.6
50,166,834		FNMA	3.000%, 01/01/35	51,013	0.4
57,414,548		FNMA	4.000%, 01/01/45	61,462	0.5
101,000,000	h	FNMA	3.000%, 08/25/45	100,124	0.7
208,000,000	h	FNMA	3.500%, 08/25/45	213,391	1.6
116,000,000	h	FNMA	4.000%, 08/25/45	122,468	0.9
159,000,000	h	FNMA	4.500%, 08/25/45	171,521	1.3
90,000,000	h	FNMA	5.000%, 08/25/45	99,311	0.7

See notes to financial statements	College Retirement Equities Fund ■ 2015 Semiannual Report	51

Summary portfolio of investments (unaudited)	continued

CREF Bond Market Account  ■  June 30, 2015

Principal		Issuer		Value (000)	% of net assets
MORTGAGE BACKED–continued
$175,000,000	h	FNMA	3.500%, 09/25/45	$179,033	1.3%
893,100,873		FNMA	0.537%–9.000%, 04/01/16–09/25/45	913,893	6.8
55,000,000	h	Government National Mortgage Association (GNMA)	3.000%, 07/20/45	55,418	0.4
62,000,000	h	GNMA	3.000%, 08/20/45	62,314	0.5
235,000,000	h	GNMA	3.500%, 08/20/45	242,803	1.8
63,000,000	h	GNMA	4.000%, 08/20/45	66,593	0.5
71,000,000	h	GNMA	4.000%, 09/20/45	74,917	0.6
		Other		151,757	1.1
				3,252,117	24.2
MUNICIPAL BONDS
177,800,000		State of Illinois	0.750%–5.463%, 06/15/16–04/01/28	173,586	1.3
55,000,000		University of California	1.796%, 07/01/19	54,312	0.4
		Other		314,573	2.3
				542,471	4.0
U.S. TREASURY SECURITIES
49,175,000		United States Treasury Bond	5.250%, 02/15/29	64,047	0.5
100,686,000		United States Treasury Bond	5.375%, 02/15/31	135,076	1.0
45,602,000		United States Treasury Bond	4.500%, 02/15/36	57,134	0.4
56,375,000		United States Treasury Bond	3.625%, 08/15/43	61,735	0.5
156,989,000		United States Treasury Bond	2.500%–6.375%, 08/15/27–05/15/45	175,618	1.3
133,872,000		United States Treasury Note	8.000%, 11/15/21	182,568	1.4
90,000,000		United States Treasury Note	1.750%, 02/28/22	88,341	0.6
458,877,900		United States Treasury Note	0.250%–3.125%, 07/31/15–05/15/25	459,517	3.4
				1,224,036	9.1
		TOTAL GOVERNMENT BONDS	(Cost $5,954,904)	5,999,005	44.6

STRUCTURED ASSETS
ASSET BACKED
136,912,794	g	Dominos Pizza Master Issuer LLC Series - 2012 1A (Class A2)	5.216%, 01/25/42	141,243	1.1
67,134,000	g	Hertz Vehicle Financing LLC Series - 2010 1A (Class A2)	3.740%, 02/25/17	67,957	0.5
79,872,000		Santander Drive Auto Receivables Trust Series - 2013 5 (Class C)	2.250%, 06/17/19	80,831	0.6
52,250,000		Santander Drive Auto Receivables Trust Series - 2014 2 (Class B)	1.620%, 02/15/19	52,494	0.4
		Other		891,638	6.5
				1,234,163	9.1
OTHER MORTGAGE BACKED
49,550,000	i	Wachovia Bank Commercial Mortgage Trust Series - 2007 C32 (Class AJ)	5.750%, 06/15/49	50,799	0.4
88,795,000	g	Wachovia Bank Commercial Mortgage Trust Series - 2007 C32 (Class AMFX)	5.703%, 06/15/49	94,225	0.7
		Other		733,443	5.5
				878,467	6.6
		TOTAL STRUCTURED ASSETS	(Cost $2,111,527)	2,112,630	15.7
		TOTAL BONDS	(Cost $13,065,147)	13,111,139	97.6

52	2015 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

CREF Bond Market Account  ■  June 30, 2015

Shares		Company		Value (000)	% of net assets
PREFERRED STOCKS
BANKS				$7,491	0.1%
		TOTAL PREFERRED STOCKS	(Cost $49,942)	7,491	0.1

Principal		Issuer

SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
$62,000,000	w	Federal Home Loan Bank (FHLB)	0.040%, 07/01/15	62,000	0.5
50,000,000	w	FHLB	0.040%, 07/17/15	50,000	0.4
50,000,000	w	FHLB	0.070%, 07/24/15	49,999	0.4
90,000,000		FHLB	0.050%, 08/17/15	89,995	0.6
92,000,000	w	FHLB	0.090%, 08/21/15	91,995	0.7
53,000,000		FHLB	0.063%, 08/26/15	52,997	0.4
		Other		133,492	0.9
				530,478	3.9
TREASURY DEBT
49,000,000	w	United States Treasury Bill	0.062%–0.065%, 08/06/15	49,000	0.4
75,000,000	w	United States Treasury Bill	0.056%–0.067%, 08/13/15	75,000	0.6
165,000,000	w	United States Treasury Bill	0.086%–0.106%, 08/20/15	164,999	1.2
133,000,000	w	United States Treasury Bill	0.085%–0.093%, 09/17/15	133,001	1.0
268,000,000	w	United States Treasury Bill	0.091%–0.108%, 10/15/15	267,986	2.0
188,000,000	w	United States Treasury Bill	0.079%–0.138%, 11/12/15	187,974	1.4
188,000,000	w	United States Treasury Bill	0.080%–0.150%, 12/10/15	187,958	1.4
110,000,000	w	United States Treasury Bill	0.122%–0.130%, 02/04/16	109,942	0.8
100,000,000	w	United States Treasury Bill	0.148%–0.249%, 03/03/16	99,902	0.8
100,000,000	w	United States Treasury Bill	0.208%–0.218%, 03/31/16	99,867	0.7
100,000,000	w	United States Treasury Bill	0.211%–0.231%, 04/28/16	99,841	0.7
		Other		80,162	0.6
				1,555,632	11.6
		TOTAL SHORT-TERM INVESTMENTS	(Cost $2,085,711)	2,086,110	15.5

		TOTAL PORTFOLIO	(Cost $15,315,156)	15,319,067	114.1
		OTHER ASSETS & LIABILITIES, NET		(1,898,648)	(14.1)
		NET ASSETS		$13,420,419	100.0%

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 6/30/15, the aggregate value of these securities, including those in “Other,” is $2,152,642,000, or 16.0%, of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
w	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on mortgage dollar rolls.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1%, or less of net assets.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	College Retirement Equities Fund ■ 2015 Semiannual Report	53

Portfolio of investments (unaudited)

CREF Inflation-Linked Bond Account  ■  June 30, 2015

					Value	% of net
Principal		Issuer			(000)	assets
GOVERNMENT BONDS
AGENCY SECURITIES
$3,500,000		Private Export Funding Corp (PEFCO)		2.300%, 09/15/20	$3,516	0.1%
3,000,000		PEFCO		3.250% 06/15/25	3,015	0.0
3,500,000		Ukraine Government AID Bonds		1.847% 05/29/20	3,503	0.0
					10,034	0.1
U.S. TREASURY SECURITIES
59,914,738	k	United States Treasury Inflation Indexed Bonds		0.125%, 04/15/16	60,191	0.8
193,967,801	k	United States Treasury Inflation Indexed Bonds		2.500%, 07/15/16	201,090	2.8
175,982,706	k	United States Treasury Inflation Indexed Bonds		2.375%, 01/15/17	184,507	2.6
401,983,032	k	United States Treasury Inflation Indexed Bonds		0.125%, 04/15/17	407,228	5.7
138,920,550	k	United States Treasury Inflation Indexed Bonds		2.625%, 07/15/17	148,960	2.1
146,864,165	k	United States Treasury Inflation Indexed Bonds		1.625%, 01/15/18	155,068	2.2
317,886,676	k	United States Treasury Inflation Indexed Bonds		0.125%, 04/15/18	322,605	4.5
148,769,472	k	United States Treasury Inflation Indexed Bonds		1.375%, 07/15/18	157,626	2.2
146,005,725	k	United States Treasury Inflation Indexed Bonds		2.125%, 01/15/19	158,781	2.2
220,105,880	k	United States Treasury Inflation Indexed Bonds		0.125%, 04/15/19	222,702	3.1
136,286,460	k	United States Treasury Inflation Indexed Bonds		1.875%, 07/15/19	148,371	2.1
223,514,415	k	United States Treasury Inflation Indexed Bonds		1.375%, 01/15/20	238,584	3.3
79,810,540	k	United States Treasury Inflation Indexed Bonds		0.125%, 04/15/20	80,322	1.1
289,245,557	k	United States Treasury Inflation Indexed Bonds		1.250%, 07/15/20	308,973	4.3
360,077,939	k	United States Treasury Inflation Indexed Bonds		1.125%, 01/15/21	380,304	5.3
341,989,002	k	United States Treasury Inflation Indexed Bonds		0.625%, 07/15/21	352,436	4.9
340,740,374	k	United States Treasury Inflation Indexed Bonds		0.125%, 01/15/22	337,147	4.7
398,141,730	k	United States Treasury Inflation Indexed Bonds		0.125%, 07/15/22	394,440	5.5
269,564,480	k	United States Treasury Inflation Indexed Bonds		0.125%, 01/15/23	264,342	3.7
51,847,110	k	United States Treasury Inflation Indexed Bonds		0.375%, 07/15/23	51,928	0.7
77,312,925	k	United States Treasury Inflation Indexed Bonds		0.625%, 01/15/24	78,454	1.1
69,745,900	k	United States Treasury Inflation Indexed Bonds		0.125%, 07/15/24	67,844	1.0
57,933,880	k	United States Treasury Inflation Indexed Bonds		0.250%, 01/15/25	56,662	0.8
223,106,576	k	United States Treasury Inflation Indexed Bonds		2.375%, 01/15/25	261,784	3.7
212,561,617	k	United States Treasury Inflation Indexed Bonds		2.000%, 01/15/26	243,250	3.4
159,783,030	k	United States Treasury Inflation Indexed Bonds		2.375%, 01/15/27	190,491	2.7
197,512,821	k	United States Treasury Inflation Indexed Bonds		1.750%, 01/15/28	222,896	3.1
138,996,869	k	United States Treasury Inflation Indexed Bonds		3.625%, 04/15/28	188,710	2.7
179,504,397	k	United States Treasury Inflation Indexed Bonds		2.500%, 01/15/29	220,328	3.1
168,507,732	k	United States Treasury Inflation Indexed Bonds		3.875%, 04/15/29	237,886	3.3
48,995,934	k	United States Treasury Inflation Indexed Bonds		3.375%, 04/15/32	68,763	1.0
79,521,237	k	United States Treasury Inflation Indexed Bonds		2.125%, 02/15/40	97,239	1.4
79,296,222	k	United States Treasury Inflation Indexed Bonds		2.125%, 02/15/41	97,646	1.4
225,421,253	k	United States Treasury Inflation Indexed Bonds		0.750%, 02/15/42	205,345	2.9
117,308,280	k	United States Treasury Inflation Indexed Bonds		0.625%, 02/15/43	103,057	1.5
102,019,560	k	United States Treasury Inflation Indexed Bonds		1.375%, 02/15/44	107,878	1.5
30,140,400	k	United States Treasury Inflation Indexed Bonds		0.750%, 02/15/45	27,256	0.4
15,000,000		United States Treasury Note		1.500%, 05/31/20	14,903	0.2
7,500,000		United States Treasury Note		2.125%, 05/15/25	7,352	0.1
					7,073,349	99.1
		TOTAL GOVERNMENT BONDS	(Cost $6,751,535)		7,083,383	99.2

54	2015 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Portfolio of investments (unaudited)	concluded

CREF Inflation-Linked Bond Account   ■   June 30, 2015

			Value	% of net
Principal	Issuer		(000)	assets
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
$9,150,000	Federal Home Loan Bank (FHLB)	0.055%, 08/14/15	$9,150	0.2%
			9,150	0.2
	TOTAL SHORT-TERM INVESTMENTS	(Cost $9,150)	9,150	0.2

	TOTAL PORTFOLIO	(Cost $6,760,685)	7,092,533	99.4
	OTHER ASSETS & LIABILITIES, NET		44,120	0.6
	NET ASSETS		$7,136,653	100.0%

k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

Cost amounts are in thousands.

See notes to financial statements	College Retirement Equities Fund ■ 2015 Semiannual Report	55

Summary portfolio of investments (unaudited)

CREF Social Choice Account   ■  June 30, 2015

Value	% of net
Principal	Issuer	(000)	assets
BANK LOAN OBLIGATIONS
ENERGY	$18,646	0.1%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	1,568	0.0
UTILITIES	26,083	0.2
TOTAL BANK LOAN OBLIGATIONS	(Cost $45,751)	46,297	0.3

BONDS

CORPORATE BONDS
AUTOMOBILES & COMPONENTS	24,446	0.2
BANKS
$51,000,000	e	Bank of America Corp	1.950%, 05/12/18	50,965	0.4
Other	381,549	2.7
432,514	3.1
CAPITAL GOODS	89,845	0.6
COMMERCIAL & PROFESSIONAL SERVICES	57,463	0.4
CONSUMER DURABLES & APPAREL	5,106	0.0
CONSUMER SERVICES	104,192	0.7
DIVERSIFIED FINANCIALS
45,500,000	Morgan Stanley	2.200%, 12/07/18	45,852	0.3
Other	71,680	0.5
117,532	0.8
ENERGY	142,393	1.1
FOOD & STAPLES RETAILING	11,406	0.1
FOOD, BEVERAGE & TOBACCO	23,764	0.2
HEALTH CARE EQUIPMENT & SERVICES	52,092	0.4
HOUSEHOLD & PERSONAL PRODUCTS	3,963	0.0
INSURANCE	73,720	0.5
MATERIALS	103,571	0.7
MEDIA	12,999	0.1
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	50,091	0.4
REAL ESTATE	59,382	0.4
TECHNOLOGY HARDWARE & EQUIPMENT	18,711	0.1
TELECOMMUNICATION SERVICES	33,104	0.2
TRANSPORTATION	108,748	0.8
UTILITIES	290,612	2.1
TOTAL CORPORATE BONDS	(Cost $1,818,281)	1,815,654	12.9

56	2015 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

CREF Social Choice Account   ■  June 30, 2015

				Value	% of net
Principal		Issuer		(000)	assets
GOVERNMENT BONDS
AGENCY SECURITIES
$184,796,807		Overseas Private Investment
		Corp (OPIC)	0.000%–4.440%, 04/30/16–07/31/33	$188,979	1.4%
		Other		478,211	3.3
				667,190	4.7
FOREIGN GOVERNMENT BONDS
44,000,000		European Bank for Reconstruction & Development	1.625%, 04/10/18	44,353	0.3
45,000,000		Inter-American Development Bank	1.185%, 07/09/18	44,964	0.3
48,000,000		KFW	1.750%, 10/15/19	48,241	0.3
		Other		598,411	4.4
				735,969	5.3
MORTGAGE BACKED
67,000,000	h	Federal National Mortgage Association (FNMA)	3.500%, 08/25/45	68,736	0.5
55,000,000	h	FNMA	4.500%, 08/25/45	59,331	0.4
59,000,000	h	FNMA	3.500%, 09/25/45	60,360	0.4
46,000,000	h	FNMA	4.000%, 08/25/45	48,565	0.4
477,759,961		FNMA	0.537%–8.000%, 10/01/16–09/25/45	496,826	3.5
80,000,000	h	Government National Mortgage Association (GNMA)	3.500%, 08/20/45	82,656	0.6
177,401,106		GNMA	2.300%–9.000%, 12/15/17–09/20/45	166,655	1.2
		Other		143,088	1.0
				1,126,217	8.0
MUNICIPAL BONDS				510,064	3.6
U.S. TREASURY SECURITIES
50,000,000		United States Treasury Bond	2.875%, 05/15/43	47,422	0.3
67,665,000		United States Treasury Note	1.375%, 03/31/20	66,946	0.5
		Other		99,363	0.7
				213,731	1.5
		TOTAL GOVERNMENT BONDS	(Cost $3,215,535)	3,253,171	23.1

STRUCTURED ASSETS
ASSET BACKED				213,215	1.5
OTHER MORTGAGE BACKED				193,248	1.4
		TOTAL STRUCTURED ASSETS	(Cost $404,736)	406,463	2.9
		TOTAL BONDS	(Cost $5,438,552)	5,475,288	38.9

See notes to financial statements	College Retirement Equities Fund ■ 2015 Semiannual Report	57

Summary portfolio of investments (unaudited)	continued

CREF Social Choice Account   ■  June 30, 2015

			Value	% of net
Shares		Company	(000)	assets
COMMON STOCKS
AUTOMOBILES & COMPONENTS			$259,884	1.9%
BANKS
1,137,380		US Bancorp	49,362	0.3
		Other	518,920	3.7
			568,282	4.0
CAPITAL GOODS
331,997		3M Co	51,227	0.4
		Other	550,489	3.9
			601,716	4.3
COMMERCIAL & PROFESSIONAL SERVICES			66,329	0.5
CONSUMER DURABLES & APPAREL
469,105		Nike, Inc (Class B)	50,672	0.4
		Other	78,351	0.5
			129,023	0.9
CONSUMER SERVICES
605,511		McDonald’s Corp	57,566	0.4
883,487		Starbucks Corp	47,368	0.3
		Other	82,610	0.6
			187,544	1.3
DIVERSIFIED FINANCIALS			472,205	3.4
ENERGY			597,733	4.3
FOOD & STAPLES RETAILING			111,797	0.8
FOOD, BEVERAGE & TOBACCO
724,866		PepsiCo, Inc	67,659	0.5
		Other	273,178	1.9
			340,837	2.4
HEALTH CARE EQUIPMENT & SERVICES			289,845	2.1
HOUSEHOLD & PERSONAL PRODUCTS
1,051,491		Procter & Gamble Co	82,269	0.6
		Other	103,760	0.7
			186,029	1.3
INSURANCE
669,087	*	Berkshire Hathaway, Inc (Class B)	91,070	0.7
		Other	371,816	2.6
			462,886	3.3
MATERIALS			462,195	3.3
MEDIA
563,751		Time Warner, Inc	49,278	0.3
438,953		Walt Disney Co	50,102	0.4
		Other	172,718	1.2
			272,098	1.9

58	2015 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

CREF Social Choice Account   ■  June 30, 2015

				Value	% of net
Shares		Company		(000)	assets
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
364,083		Amgen, Inc		$55,894	0.4%
127,590	*	Biogen Idec, Inc		51,539	0.4
833,571		Bristol-Myers Squibb Co		55,466	0.4
601,374		Gilead Sciences, Inc		70,409	0.5
984,593		Johnson & Johnson		95,958	0.7
1,188,407		Merck & Co, Inc		67,656	0.5
495,737		Novartis AG.		48,761	0.3
		Other		371,852	2.6
				817,535	5.8

REAL ESTATE				355,090	2.5
RETAILING
687,555		Lowe’s Companies, Inc		46,046	0.3
		Other		222,173	1.6
				268,219	1.9
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
2,055,022		Intel Corp		62,503	0.4
		Other		112,413	0.8
				174,916	1.2
SOFTWARE & SERVICES
131,737	*	Google, Inc		68,570	0.5
122,772	*	Google, Inc (Class A)		66,302	0.5
394,226		International Business Machines Corp		64,125	0.4
489,160		Mastercard, Inc (Class A)		45,727	0.3
1,446,765		Oracle Corp		58,304	0.4
		Other		391,054	2.9
				694,082	5.0
TECHNOLOGY HARDWARE & EQUIPMENT
2,233,432		Cisco Systems, Inc		61,330	0.5
839,623		Qualcomm, Inc		52,585	0.4
		Other		201,956	1.4
				315,871	2.3
TELECOMMUNICATION SERVICES
1,616,280		Verizon Communications, Inc		75,335	0.5
		Other		153,405	1.1
				228,740	1.6
TRANSPORTATION				227,408	1.6
UTILITIES				288,913	2.1
		TOTAL COMMON STOCKS	(Cost $6,065,831)	8,379,177	59.7

PREFERRED STOCKS
BANKS				18,298	0.1
		TOTAL PREFERRED STOCKS	(Cost $38,865)	18,298	0.1

See notes to financial statements	College Retirement Equities Fund ■ 2015 Semiannual Report	59

Summary portfolio of investments (unaudited)	continued

CREF Social Choice Account   ■  June 30, 2015

				Value	% of net
Shares		Company		(000)	assets
RIGHTS / WARRANTS
AUTOMOBILES & COMPONENTS				$34	0.0%
ENERGY				318	0.0
		TOTAL RIGHTS / WARRANTS	(Cost $337)	352	0.0

Principal		Issuer

SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
$50,000,000		Federal Home Loan Bank (FHLB)	0.050%, 08/17/15	49,997	0.4
47,000,000	w	FHLB	0.085%, 09/09/15	46,995	0.3
		Other		220,349	1.6
				317,341	2.3

TREASURY DEBT
57,900,000	w	United States Treasury Bill	0.095%, 09/24/15	57,900	0.4
86,000,000	w	United States Treasury Bill	0.091%–0.100%, 10/15/15	85,996	0.6
56,000,000	w	United States Treasury Bill	0.079%–0.140%, 11/12/15	55,992	0.4
92,000,000	w	United States Treasury Bill	0.080%–0.150%, 12/10/15	91,979	0.7
48,000,000	w	United States Treasury Bill	0.140%, 01/07/16	47,982	0.3
		Other		17,098	0.1
				356,947	2.5

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
GOVERNMENT AGENCY DEBT
74,500,000		Federal Home Loan Bank (FHLB)	0.070%–0.075%, 07/08/15	74,499	0.5
50,000,000		FHLB	0.080%, 07/17/15	49,998	0.4
117,000,000		FHLB	0.050%–0.075%, 07/24/15	116,994	0.8
50,000,000		FHLB	0.070%, 08/12/15	49,996	0.3
		Other		123,336	0.9
				414,823	2.9
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED				414,823	2.9

		TOTAL SHORT-TERM INVESTMENTS	(Cost $1,088,999)	1,089,111	7.7

		TOTAL PORTFOLIO	(Cost $12,678,335)	15,008,523	106.7
		OTHER ASSETS & LIABILITIES, NET		(945,474)	(6.7)
		NET ASSETS		$14,063,049	100.0%

60	2015 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

CREF Social Choice Account   ■  June 30, 2015

*	Non-income producing
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $431,226,000.
h	All or a portion of these securities were purchased on a delayed delivery basis.
w	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on mortgage dollar rolls.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 6/30/15, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933 amounted to $673,726,000 or 4.8% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	College Retirement Equities Fund ■ 2015 Semiannual Report	61

Summary portfolio of investments (unaudited)

CREF Money Market Account   ■  June 30, 2015

				Value	% of net
Principal		Issuer		(000)	assets
SHORT-TERM INVESTMENTS
ASSET BACKED				$20,218	0.2%
CERTIFICATE OF DEPOSIT
$188,000,000		Banco Del Estado De Chile	0.210%–0.230%, 07/08/15–09/17/15	188,000	1.7
50,000,000		Korea Development Bank	0.180%, 07/21/15	50,000	0.4
		Other		183,630	1.6
				421,630	3.7
COMMERCIAL PAPER
125,050,000	y	Apple, Inc	0.100%–0.115%, 07/07/15–08/05/15	125,043	1.1
53,000,000	y	Commonwealth Bank of Australia	0.155%–0.160%, 08/10/15	52,991	0.5
121,140,000	y	Commonwealth Bank of Australia	0.160%–0.245%, 08/17/15–10/02/15	121,099	1.1
203,105,000	y	DBS Bank Ltd	0.150%–0.210%, 07/13/15–09/02/15	203,071	1.8
55,000,000		Exxon Mobil Corp	0.090%–0.105%, 08/17/15	54,993	0.5
262,100,000		Exxon Mobil Corp	0.090%–0.125%, 07/07/15–09/23/15	262,070	2.3
132,836,000	y	Fairway Finance LLC	0.180%–0.270%, 07/07/15–11/05/15	132,797	1.2
213,050,000		General Electric Capital Corp	0.100%–1.000%, 07/09/15–12/11/15	213,000	1.9
73,435,000	y	Hydro-Quebec	0.130%, 08/13/15	73,424	0.6
127,000,000	y	Johnson & Johnson	0.080%–0.100%, 08/06/15–09/14/15	126,982	1.1
55,000,000	y	National Australia Bank Ltd	0.140%, 07/28/15	54,994	0.5
185,000,000	y	National Australia Bank Ltd	0.140%–0.190%, 07/13/15–09/01/15	184,967	1.6
196,600,000	y	Nestle Capital Corp	0.095%–0.140%, 07/08/15–09/23/15	196,571	1.7
203,927,000	y	Old Line Funding LLC	0.150%–0.300%, 07/15/15–10/08/15	203,869	1.8
131,370,000		Oversea-Chinese Banking Corp Ltd	0.195%–0.215%, 07/23/15–09/09/15	131,338	1.2
79,585,000		Province of Ontario Canada	0.100%–0.110%, 08/04/15	79,577	0.7
194,687,000		Province of Ontario Canada	0.100%–0.140%, 07/02/15–09/29/15	194,666	1.7
129,000,000	y	Province of Quebec Canada	0.120%–0.130%, 07/21/15–09/17/15	128,974	1.1
209,700,000	y	PSP Capital, Inc	0.140%–0.190%, 07/06/15–09/17/15	209,674	1.8
70,000,000	y	Roche Holdings, Inc	0.100%, 07/28/15	69,995	0.6
131,860,000	y	Roche Holdings, Inc	0.085%–0.110%, 07/27/15–08/20/15	131,845	1.2
137,210,000	y	Svenska Handelsbanken AB	0.190%–0.220%, 08/17/15–09/18/15	137,162	1.2
139,000,000	y	Toronto-Dominion Holdings USA, Inc	0.170%–0.200%, 07/02/15–09/17/15	138,975	1.2
140,000,000		Toyota Motor Credit Corp	0.120%–0.170%, 07/09/15–08/28/15	139,987	1.2
		Other		1,440,275	12.7
				4,808,339	42.3
CORPORATE DEBT				24,035	0.2
GOVERNMENT AGENCY DEBT
78,122,000		Federal Home Loan Bank (FHLB)	0.053%–0.080%, 07/01/15	78,122	0.7
106,569,000		FHLB	0.075%–0.086%, 07/06/15	106,568	0.9
92,000,000		FHLB	0.075%–0.088%, 07/08/15	91,998	0.8
55,000,000		FHLB	0.065%–0.085%, 07/10/15	54,999	0.5
50,045,000		FHLB	0.050%–0.088%, 07/14/15	50,044	0.4
79,140,000		FHLB	0.065%–0.105%, 07/17/15	79,137	0.7
139,000,000		FHLB	0.075%–0.083%, 07/22/15	138,993	1.2
148,550,000		FHLB	0.045%–0.130%, 07/24/15	148,542	1.3
165,426,000		FHLB	0.045%–0.090%, 07/29/15	165,416	1.5
102,100,000		FHLB	0.060%–0.092%, 08/05/15	102,092	0.9

62	2015 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

CREF Money Market Account   ■  June 30, 2015

				Value	% of net
Principal		Issuer		(000)	assets
GOVERNMENT AGENCY DEBT—continued
$157,760,000		FHLB	0.040%–0.135%, 08/07/15	$157,748	1.4%
112,416,000		FHLB	0.048%–0.097%, 08/12/15	112,405	1.0
155,200,000		FHLB	0.058%–0.098%, 08/14/15	155,186	1.4
98,800,000		FHLB	0.065%–0.095%, 08/21/15	98,790	0.9
83,472,000		FHLB	0.067%–0.093%, 08/26/15	83,462	0.7
132,315,000		FHLB	0.063%–0.083%, 08/28/15	132,300	1.2
58,980,000		FHLB	0.065%–0.135%, 09/02/15	58,971	0.5
103,750,000		FHLB	0.065%–0.090%, 09/04/15	103,734	0.9
96,590,000		FHLB	0.083%–0.088%, 09/18/15	96,572	0.8
59,950,000		FHLB	0.082%–0.090%, 09/23/15	59,938	0.5
297,492,000		FHLB	0.045%–0.150%, 07/15/15–11/18/15	297,454	2.6
234,019,000		Federal Home Loan Mortgage Corp (FHLMC)	0.060%–0.260%, 07/06/15–12/28/15	233,956	2.1
271,935,000		Federal National Mortgage Association (FNMA)	0.055%–0.150%, 07/01/15–01/05/16	271,899	2.4
		Other		39,993	0.4
				2,918,319	25.7
TREASURY DEBT
80,000,000		United States Treasury Bill	0.060%–0.101%, 08/20/15	79,991	0.7
75,000,000		United States Treasury Bill	0.057%–0.160%, 11/12/15	74,977	0.6
417,955,000		United States Treasury Bill	0.026%–0.198%, 07/02/15–02/04/16	417,850	3.7
140,000,000		United States Treasury Note	0.250%, 07/15/15	140,006	1.2
86,420,000		United States Treasury Note	0.250%, 07/31/15	86,431	0.8
100,000,000		United States Treasury Note	0.375%, 08/31/15	100,036	0.9
76,995,000		United States Treasury Note	0.250%, 09/15/15	77,017	0.7
90,300,000		United States Treasury Note	0.250%, 09/30/15	90,329	0.8
100,000,000		United States Treasury Note	0.250%, 10/15/15	100,020	0.9
100,000,000		United States Treasury Note	0.250%, 11/30/15	100,040	0.9
88,295,000		United States Treasury Note	0.250%, 12/15/15	88,328	0.8
100,000,000		United States Treasury Note	0.375%, 01/15/16	100,106	0.9
100,000,000		United States Treasury Note	0.250%, 02/29/16	100,027	0.9
75,000,000		United States Treasury Note	0.375%, 03/15/16	75,056	0.6
86,030,000		United States Treasury Note	0.375%, 03/31/16	86,116	0.7
		Other		116,393	1.0
				1,832,723	16.1
VARIABLE RATE SECURITIES
54,500,000	i	Federal Farm Credit Bank (FFCB)	0.200%, 08/10/15	54,502	0.5
65,000,000	i	FFCB	0.140%, 10/01/15	64,998	0.6
70,000,000	i	FFCB	0.200%, 01/13/16	70,000	0.6
60,100,000	i	FFCB	0.250%, 02/01/16	60,125	0.5
150,000,000	i	FFCB	0.155%, 08/10/16	149,972	1.3
120,000,000	i	FFCB	0.167%, 01/24/17	119,991	1.1
76,000,000	i	FFCB	0.184%, 03/02/17	76,000	0.7
356,000,000	i	FFCB	0.140%–0.280%, 09/09/15–10/11/16	356,002	3.1
50,000,000	i	Federal Home Loan Bank (FHLB)	0.200%, 08/19/15	50,000	0.4
50,000,000	i	Wells Fargo Bank NA	0.320%, 10/06/15	50,000	0.5
		Other		281,491	2.4
				1,333,081	11.7

See notes to financial statements	College Retirement Equities Fund ■ 2015 Semiannual Report	63

Summary portfolio of investments (unaudited)	concluded

CREF Money Market Account   ■  June 30, 2015

		Value	% of net
		(000)	assets
TOTAL SHORT-TERM INVESTMENTS	(Cost $11,358,345)	$11,358,345	99.9%

TOTAL PORTFOLIO	(Cost $11,358,345)	11,358,345	99.9
OTHER ASSETS & LIABILITIES, NET		7,416	0.1
NET ASSETS		$11,365,761	100.0%

i	Floating or variable rate security. Coupon rate reflects the rate at period end.
y	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At 6/30/2015, the aggregate value of these securities, including those in “Other,” was $3,228,648,000 or 28.4% of net assets.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

64	2015 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

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College Retirement Equities Fund ■ 2015 Semiannual Report	65

Statements of assets and liabilities (unaudited)

College Retirement Equities Funds  ■  June 30, 2015

	(amounts in thousands, except accumulation unit value)	Stock Account	Global Equities Account	Growth Account	Equity Index Account	Bond Market Account	Inflation-Linked Bond Account	Social Choice Account	Money Market Account
	ASSETS
	Unaffiliated issuers*†	$128,033,735	$20,184,790	$22,162,373	$16,979,008	$15,319,067	$7,092,533	$15,008,523	$11,358,345
	Affiliated issuers‡	337	—	370,759	548,287	—	—	—	—
	Total portfolio investments, at value	$128,034,072	$20,184,790	$22,533,132	$17,527,295	$15,319,067	$7,092,533	$15,008,523	$11,358,345
	Cash**#	27,101	13,550	16,364	4,720	95,904	12,885	55,123	7
	Cash — foreign^	16,325	785	—	—	—	—	383	—
	Dividends and interest receivable	243,554	40,130	13,016	20,247	79,816	33,172	47,120	1,401
	Receivable from securities transactions	4,589,527	209,573	1,359,360	422,156	18,364	—	1,084,026	—
	Receivable for delayed delivery securities	—	—	—	—	2,052,769	—	674,580	—
	Due from affiliates	—	—	296	—	—	—	—	6,129
	Receivable for variation margin on open futures contracts	512	203	125	—	—	—	—	—
	Other	23,993	2,795	1,804	3,659	1,445	1,127	2,956	1,365
	Total assets	132,935,084	20,451,826	23,924,097	17,978,077	17,567,365	7,139,717	16,872,711	11,367,247
	LIABILITIES
	Payable for collateral for securities loaned	5,098,981	500,760	370,759	548,287	—	—	428,349	—
	Payable for securities transactions	4,419,805	232,491	1,374,819	413,132	20,278	—	963,932	—
	Payable for delayed delivery securities	—	—	—	—	4,122,515	—	1,401,408	—
	Due to affiliates	132,062	2,811	106	2,530	2,683	1,722	14,393	53
	Written options§	74	—	—	—	—	—	—	—
	Payable for trustee compensation	7,034	1,527	1,516	1,342	1,373	1,127	1,273	1,366
	Other	3,990	150	—	106	97	215	307	67
	Total liabilities	9,661,946	737,739	1,747,200	965,397	4,146,946	3,064	2,809,662	1,486
	NET ASSETS	$123,273,138	$19,714,087	$22,176,897	$17,012,680	$13,420,419	$7,136,653	$14,063,049	$11,365,761

CLASS R1 (Accumulation):	Net assets	$15,528,296	$3,518,238	$4,215,409	$3,402,241	$2,194,508	$1,214,006	$2,441,343	$2,148,932

	Units outstanding	41,103	24,386	31,130	20,697	19,357	18,244	12,478	84,161
	Unit value	$377.79	$144.27	$135.41	$164.38	$113.37	$66.54	$195.65	$25.53

CLASS R2 (Accumulation):	Net assets	$37,065,451	$6,798,054	$7,630,651	$5,918,124	$4,658,549	$2,258,344	$4,991,019	$3,498,843
	Units outstanding	98,069	47,099	56,328	35,987	41,075	33,924	25,499	137,028
	Unit value	$377.95	$144.33	$135.47	$164.45	$113.42	$66.57	$195.73	$25.53

CLASS R3 (Accumulation):	Net assets	$58,225,691	$9,028,622	$9,992,905	$7,358,315	$6,290,514	$3,446,224	$6,288,542	$5,522,601
	Units outstanding	154,031	62,544	73,753	44,736	55,455	51,760	32,123	216,287
	Unit value	$378.01	$144.36	$135.49	$164.48	$113.43	$66.58	$195.76	$25.53

ANNUITY:	Net assets	$12,453,700	$369,173	$337,932	$334,000	$276,848	$218,079	$342,145	$195,385

	* Includes securities loaned of	$4,906,846	$475,515	$365,133	$538,804	$—	$—	$431,226	$—
	** Includes cash collateral for securities loaned of	$26,485	$2,957	$—	$—	$—	$—	$26,945	$—
	# Includes cash collateral for mortgage dollar rolls of	$—	$—	$—	$—	$95,000	$—	$27,549	$—
	† Portfolio investments; unaffiliated issuers cost	$116,766,080	$17,870,151	$17,574,106	$9,365,160	$15,315,156	$6,760,685	$12,678,335	$11,358,345
	‡ Portfolio investments; affiliated issuers cost	$323	$—	$370,759	$548,287	$—	$—	$—	$—
	^ Foreign cash, cost	$16,619	$787	$—	$—	$—	$—	$384	$—
	§ Written options premiums	$104	$—	$—	$—	$—	$—	$—	$—

66	2015 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2015 Semiannual Report	67

Statements of operations (unaudited)

College Retirement Equities Funds  ■  For the period ended June 30, 2015

(amounts in thousands)	Stock Account	Global Equities Account	Growth Account	Equity Index Account	Bond Market Account	Inflation-Linked Bond Account	Social Choice Account	Money Market Account
INVESTMENT INCOME
Dividends*	$1,649,427	$290,630	$137,182	$219,104	$—	$—	$100,164	$—
Income from securities lending	41,422	5,356	1,830	3,347	—	—	2,420	—
Interest	291	60	57	4	175,202	3,032	70,974	7,344
Other	—	—	—	—	58	—	—	—
Total income	1,691,140	296,046	139,069	222,455	175,260	3,032	173,558	7,344

EXPENSES
Investment management fees	85,920	13,627	7,976	2,709	8,199	1,881	6,030	3,225
Administrative — Class R1	114,330	18,585	20,987	16,592	12,824	6,981	13,667	10,835
Administrative — Class R2[a]	15,942	2,893	3,232	2,519	1,952	950	2,125	1,457
Administrative — Class R3[a]	22,407	2,940	3,211	2,402	2,028	1,133	2,075	1,745
Distribution fees — Class R1	41,782	6,844	7,753	6,148	4,713	2,565	5,020	4,014
Distribution fees — Class R2[a]	6,557	1,185	1,325	1,032	801	388	871	596
Distribution fees — Class R3[a]	9,172	1,196	1,308	978	827	460	845	709
Mortality and expense risk charges	3,121	490	550	429	338	182	358	281
Total expenses	299,231	47,760	46,342	32,809	31,682	14,540	30,991	22,862
Less: Expenses withheld by TIAA	—	—	—	—	—	—	—	15,518
Net expenses	299,231	47,760	46,342	32,809	31,682	14,540	30,991	7,344
Net investment income (loss)	1,391,909	248,286	92,727	189,646	143,578	(11,508)	142,567	—

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments:
Unaffiliated issuers	6,073,778	581,031	1,271,261	463,397	66,847	12,752	670,155	1
Futures transactions	17,463	5,270	9,276	2,227	—	—	—	—
Purchased options	15	—	—	—	—	—	—	—
Written options	38	—	—	—	—	—	—	—
Foreign currency transactions	(8,572)	(1,289)	(260)	—	(574)	—	(127)	—
Net realized gain (loss) on total investments	6,082,722	585,012	1,280,277	465,624	66,273	12,752	670,028	1

Change in unrealized appreciation (depreciation) on:
Portfolio investments:
Unaffiliated issuers‡	(3,135,777)	(67,385)	(241,519)	(343,578)	(215,806)	6,229	(709,170)	—
Affiliated issuers	(70,035)	—	—	—	—	—	—	—
Futures transactions	(6,774)	(4,392)	(2,603)	94	—	—	—	—
Purchased options	(40)	—	—	—	—	—	—	—
Written options	32	—	—	—	—	—	—	—
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	1,189	372	64	—	106	—	(207)	—
Net change in unrealized appreciation (depreciation) on total investments	(3,211,405)	(71,405)	(244,058)	(343,484)	(215,700)	6,229	(709,377)	—
Net realized and unrealized gain (loss) on total investments	2,871,317	513,607	1,036,219	122,140	(149,427)	18,981	(39,349)	1
Net increase (decrease) in net assets from operations	$4,263,226	$761,893	$1,128,946	$311,786	$(5,849)	$7,473	$103,218	$1
[a] Class commenced operations on April 24, 2015
* Net of foreign withholding taxes of unaffiliated issuers	$66,913	$13,083	$164	$59	$11	$—	$3,312	$—
‡ Includes net change in unrealized foreign capital gains taxes of	$1,136	$—	$—	$—	$—	$—	$—	$—

68	2015 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2015 Semiannual Report	69

Statements of changes in net assets

College Retirement Equities Funds  ■  For the period or year ended

		Stock Account		Global Equities Account		Growth Account
(amounts in thousands except accumulation units)		June 30, 2015	December 31, 2014	June 30, 2015	December 31, 2014	June 30, 2015	December 31, 2014
		(unaudited )		(unaudited )		(unaudited )

OPERATIONS
Net investment income (loss)		$1,391,909	$2,228,632	$248,286	$391,079	$92,727	$171,402
Net realized gain (loss) on total investments		6,082,722	16,011,511	585,012	1,906,677	1,280,277	2,550,165
Net change in unrealized appreciation (depreciation) on total investments		(3,211,405)	(10,422,708)	(71,405)	(1,517,255)	(244,058)	(138,453)
Net increase (decrease) in net assets from operations		4,263,226	7,817,435	761,893	780,501	1,128,946	2,583,114

FROM PARTICIPANT TRANSACTIONS
Premiums and contributions:	Class R1	1,403,782	4,319,676	424,308	1,070,247	468,577	1,071,482
	Class R2*	215,582	—	68,002	—	61,639	—
	Class R3*	425,618	—	106,390	—	110,531	—
Net transfers between CREF Accounts	Class R1	(546,898)	(1,171,616)	112,172	50,310	134,677	116,778
	Class R2*	(80,200)	—	36,078	—	3,444	—
	Class R3*	(143,274)	—	38,954	—	19,417	—
Transfers in connection with new classes (see note 1):	Class R1	(99,377,815)	—	(16,268,614)	—	(18,108,628)	—
	Class R2*	38,646,737	—	6,989,560	—	7,851,208	—
	Class R3*	60,731,078	—	9,279,054	—	10,257,420	—
Withdrawals and death benefits	Class R1	(4,204,985)	(11,435,122)	(702,158)	(1,823,003)	(787,229)	(1,790,011)
	Class R2*	(701,247)	—	(124,120)	—	(134,105)	—
	Class R3*	(1,107,097)	—	(161,147)	—	(181,177)	—
Annuity payments:		(725,536)	(1,399,568)	(18,060)	(33,999)	(15,750)	(27,098)
Net increase (decrease) from participant transactions		(5,464,255)	(9,686,630)	(219,581)	(736,445)	(319,976)	(628,849)

Net increase (decrease) in net assets		(1,201,029)	(1,869,195)	542,312	44,056	808,970	1,954,265

NET ASSETS
Beginning of period		124,474,167	126,343,362	19,171,775	19,127,719	21,367,927	19,413,662
End of period		$123,273,138	$124,474,167	$19,714,087	$19,171,775	$22,176,897	$21,367,927

ACCUMULATION UNITS:
Units purchased:	Class R1	3,757,324	12,197,388	2,974,434	7,869,284	3,524,050	8,996,130
	Class R2*	559,967	—	462,120	—	450,155	—
	Class R3*	971,504	—	693,085	—	767,049	—
Units sold / transferred:	Class R1	(12,705,972)	(36,192,771)	(4,151,078)	(13,227,623)	(4,897,071)	(14,393,475)
	Class R2*	(2,027,909)	—	(599,190)	—	(952,878)	—
	Class R3*	(3,356,737)	—	(858,604)	—	(1,260,877)	—
Units transferred in connection with new classes (see note 1):	Class R1	(255,953,113)	—	(109,945,874)	—	(131,077,470)	—
	Class R2*	99,536,831	—	47,236,553	—	56,830,177	—
	Class R3*	156,416,282	—	62,709,321	—	74,247,293	—
Outstanding:
Beginning of period		306,004,586	329,999,969	135,508,586	140,866,925	163,580,881	168,978,226
End of period		293,202,763	306,004,586	134,029,353	135,508,586	161,211,309	163,580,881

*	Class commenced operations on April 24, 2015

70	2015 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2015 Semiannual Report	71

Statements of changes in net assets	continued

College Retirement Equities Funds  ■  For the period or year ended

		Equity Index Account		Bond Market Account		Inflation-Linked Bond Account
(amounts in thousands except accumulation units)		June 30, 2015	December 31, 2014	June 30, 2015	December 31, 2014	June 30, 2015	December 31, 2014
		(unaudited )		(unaudited )		(unaudited )

OPERATIONS
Net investment income (loss)		$189,646	$257,052	$143,578	$260,503	$(11,508)	$150,507
Net realized gain (loss) on total investments		465,624	308,571	66,273	227,912	12,752	47,863
Net change in unrealized appreciation (depreciation) on total investments		(343,484)	1,317,916	(215,700)	225,270	6,229	54,581
Net increase (decrease) in net assets from operations		311,786	1,883,539	(5,849)	713,685	7,473	252,951

FROM PARTICIPANT TRANSACTIONS
Premiums and contributions:	Class R1	378,806	973,093	365,104	1,019,064	192,679	604,456
	Class R2*	50,650	—	63,085	—	30,996	—
	Class R3*	75,312	—	97,328	—	51,079	—
Net transfers between CREF Accounts	Class R1	80,795	139,255	203,095	421,556	9,755	764
	Class R2*	(5,323)	—	39,074	—	969	—
	Class R3*	(4,844)	—	35,440	—	3,427	—
Transfers in connection with new classes (see note 1):	Class R1	(13,730,649)	—	(11,217,891)	—	(5,913,201)	—
	Class R2*	6,128,195	—	4,761,372	—	2,341,436	—
	Class R3*	7,602,454	—	6,456,519	—	3,571,765	—
Withdrawals and death benefits	Class R1	(759,279)	(1,652,552)	(627,206)	(1,674,638)	(369,904)	(1,105,605)
	Class R2*	(127,267)	—	(109,576)	—	(57,572)	—
	Class R3*	(144,647)	—	(157,787)	—	(91,080)	—
Annuity payments:		(16,065)	(28,590)	(12,763)	(24,610)	(10,390)	(21,455)
Net increase (decrease) from participant transactions		(471,862)	(568,794)	(104,206)	(258,628)	(240,041)	(521,840)

Net increase (decrease) in net assets		(160,076)	1,314,745	(110,055)	455,057	(232,568)	(268,889)

NET ASSETS
Beginning of period		17,172,756	15,858,011	13,530,474	13,075,417	7,369,221	7,638,110
End of period		$17,012,680	$17,172,756	$13,420,419	$13,530,474	$7,136,653	$7,369,221

ACCUMULATION UNITS:
Units purchased:	Class R1	2,311,464	6,439,432	3,177,533	9,154,464	2,853,727	9,041,378
	Class R2*	303,599	—	552,853	—	463,431	—
	Class R3*	420,992	—	800,177	—	726,976	—
Units sold / transferred:	Class R1	(4,122,487)	(10,252,632)	(3,694,074)	(11,510,738)	(5,342,013)	(16,661,477)
	Class R2*	(793,311)	—	(618,686)	—	(847,248)	—
	Class R3*	(935,373)	—	(1,132,579)	—	(1,302,391)	—
Units transferred in connection with new classes (see note 1):	Class R1	(81,727,526)	—	(96,927,805)	—	(86,643,103)	—
	Class R2*	36,476,221	—	41,140,476	—	34,307,863	—
	Class R3*	45,251,305	—	55,787,329	—	52,335,240	—
Outstanding:
Beginning of period		104,235,513	108,048,713	116,801,630	119,157,904	107,375,584	114,995,683
End of period		101,420,397	104,235,513	115,886,854	116,801,630	103,928,066	107,375,584

*	Class commenced operations on April 24, 2015

72	2015 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2015 Semiannual Report	73

Statements of changes in net assets	concluded

College Retirement Equities Funds  ■  For the period or year ended

		Social Choice Account		Money Market Account
(amounts in thousands except accumulation units)		June 30, 2015	December 31, 2014	June 30, 2015	December 31, 2014
		(unaudited )		(unaudited )

OPERATIONS
Net investment income (loss)		$142,567	$272,327	$—	$—
Net realized gain (loss) on total investments		670,028	451,821	1	—
Net change in unrealized appreciation (depreciation) on total investments		(709,377)	198,027	—	—
Net increase (decrease) in net assets from operations		103,218	922,175	1	—

FROM PARTICIPANT TRANSACTIONS
Premiums and contributions:	Class R1	277,224	944,799	1,473,044	3,821,009
	Class R2*	50,751	—	171,406	—
	Class R3*	70,241	—	327,843	—
Net transfers between CREF Accounts	Class R1	(27,117)	345,290	11,192	97,663
	Class R2*	(11,720)	—	32,319	—
	Class R3*	(7,355)	—	65,923	—
Transfers in connection with new classes (see note 1):	Class R1	(11,710,319)	—	(8,968,831)	—
	Class R2*	5,180,194	—	3,500,092	—
	Class R3*	6,530,125	—	5,468,739	—
Withdrawals and death benefits	Class R1	(516,715)	(1,163,971)	(1,627,273)	(4,418,705)
	Class R2*	(94,916)	—	(204,979)	—
	Class R3*	(122,790)	—	(333,218)	—
Annuity payments:		(16,252)	(30,773)	(10,240)	(21,137)
Net increase (decrease) from participant transactions		(398,649)	95,345	(93,983)	(521,170)

Net increase (decrease) in net assets		(295,431)	1,017,520	(93,982)	(521,170)

NET ASSETS
Beginning of period		14,358,480	13,340,960	11,459,743	11,980,913
End of period		$14,063,049	$14,358,480	$11,365,761	$11,459,743

ACCUMULATION UNITS:
Units purchased:	Class R1	1,406,326	5,015,238	57,690,833	149,643,251
	Class R2*	255,251	—	6,712,930	—
	Class R3*	314,539	—	12,733,591	—
Units sold / transferred:	Class R1	(2,756,862)	(4,437,235)	(63,292,064)	(169,736,670)
	Class R2*	(536,235)	—	(6,762,025)	—
	Class R3*	(689,653)	—	(10,624,365)	—
Units transferred in connection with new classes (see note 1):	Class R1	(58,278,007)	—	(351,254,672)	—
	Class R2*	25,779,946	—	137,077,375	—
	Class R3*	32,498,061	—	214,177,297	—
Outstanding:
Beginning of period		72,106,665	71,528,662	441,017,139	461,110,558
End of period		70,100,031	72,106,665	437,476,039	441,017,139

*	Class commenced operations on April 24, 2015

74	2015 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2015 Semiannual Report	75

Financial highlights

College Retirement Equities Fund

			Selected per accumulation unit data											Ratios and supplemental data
			Gain (loss) from investment operations
								Net realized						Ratios to average net assets						Accumulation
	For the					Net		& unrealized	Net	Accumulation	Accumulation					Net				units		Accumulation
	period					investment		gain (loss )	change in	unit value	unit value					investment		Portfolio		outstanding at		fund net
	or year		Investment			income		on total	accumulation	beginning	end of	Total		Gross		income		turnover		end of period		assets
	ended		income	[a]	Expenses[a]	(loss	)[a]	investments	unit value	of period	period	return	[b]	expenses		(loss	)	rate		(in millions	)	(in millions	)[g]

STOCK ACCOUNT
Class R1:	6/30/15	§h	$4.195		$0.967	$3.228		$ 9.131	$ 12.359	$365.431	$377.790	3.38%[c]		0.52%[d]		1.74%[d]		28%[c]		41		$ 15,528
	12/31/14		7.897		1.620	6.277		15.744	22.021	343.410	365.431	6.41		0.46		1.77		58		306		111,823
	12/31/13		6.581		1.476	5.105		69.661	74.766	268.644	343.410	27.83		0.48		1.68		59		330		113,325
	12/31/12		6.328		1.244	5.084		34.469	39.553	229.091	268.644	17.26		0.49		2.01		57		353		94,887
	12/31/11		5.308		1.151	4.157		(16.066)	(11.909)	241.000	229.091	(4.94)		0.48		1.73		56		377		86,395
	12/31/10		4.506		1.006	3.500		29.246	32.746	208.254	241.000	15.72		0.47		1.63		61		401		96,598
Class R2:	6/30/15	§g	2.586		0.319	2.267		(12.579)	(10.312)	388.266	377.954	3.43	[c]	0.45	[d]	3.20	[d]	28	[c]	98		37,065
Class R3:	6/30/15	§g	2.586		0.259	2.327		(12.580)	(10.253)	388.266	378.013	3.44	[c]	0.37	[d]	3.28	[d]	28	[c]	154		58,226

GLOBAL EQUITIES ACCOUNT
Class R1:	6/30/15	§h	1.747		0.371	1.376		4.103	5.479	138.793	144.272	3.95	[c]	0.53	[d]	1.95	[d]	27	[c]	24		3,518
	12/31/14		3.394		0.623	2.771		2.779	5.550	133.243	138.793	4.17		0.46		2.04		59		136		18,808
	12/31/13		2.590		0.616	1.974		26.579	28.553	104.690	133.243	27.27		0.52		1.67		63		141		18,770
	12/31/12		2.566		0.522	2.044		14.260	16.304	88.386	104.690	18.45		0.53		2.09		70		142		14,917
	12/31/11		2.131		0.490	1.641		(9.051)	(7.410)	95.796	88.386	(7.74)		0.52		1.74		78		146		12,898
	12/31/10		1.888		0.432	1.456		8.987	10.443	85.353	95.796	12.24		0.50		1.69		81		152		14,527
Class R2:	6/30/15	§g	1.150		0.123	1.027		(4.662)	(3.635)	147.969	144.334	3.99	[c]	0.45	[d]	3.79	[d]	27	[c]	47		6,798
Class R3:	6/30/15	§g	1.150		0.100	1.050		(4.662)	(3.612)	147.969	144.357	4.01	[c]	0.37	[d]	3.88	[d]	27	[c]	63		9,029

GROWTH ACCOUNT
Class R1:	6/30/15	§h	0.835		0.300	0.535		6.208	6.743	128.668	135.411	5.24	[c]	0.45	[d]	0.81	[d]	29	[c]	31		4,215
	12/31/14		1.501		0.482	1.019		14.445	15.464	113.204	128.668	13.66		0.41		0.86		57		164		21,048
	12/31/13		1.288		0.450	0.838		28.513	29.351	83.853	113.204	35.00		0.46		0.86		63		169		19,129
	12/31/12		1.388		0.382	1.006		10.481	11.487	72.366	83.853	15.87		0.47		1.24		67		176		14,728
	12/31/11		0.979		0.333	0.646		0.202	0.848	71.518	72.366	1.19		0.46		0.88		57		181		13,079
	12/31/10		0.907		0.293	0.614		8.706	9.320	62.198	71.518	14.98		0.46		0.96		77		187		13,350
Class R2:	6/30/15	§g	0.318		0.100	0.218		(2.901)	(2.683)	138.152	135.469	5.29	[c]	0.40	[d]	0.87	[d]	29	[c]	56		7,631
Class R3:	6/30/15	§g	0.318		0.078	0.240		(2.901)	(2.661)	138.152	135.491	5.30	[c]	0.31	[d]	0.95	[d]	29	[c]	74		9,993

76	2015 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2015 Semiannual Report	77

Financial highlights	continued

College Retirement Equities Fund

			Selected per accumulation unit data												Ratios and supplemental data
			Gain (loss) from investment operations
									Net realized						Ratios to average net assets						Portfolio		Accumulation
	For the						Net		& unrealized	Net	Accumulation	Accumulation					Net				turnover rate		units		Accumulation
	period						investment		gain (loss )	change in	unit value	unit value					investment		Portfolio		excluding		outstanding at		fund net
	or year		Investment				income		on total	accumulation	beginning	end of	Total		Gross		income		turnover		mortgage		end of period		assets
	ended		income	[a]	Expenses	[a]	(loss	)[a]	investments	unit value	of period	period	return	[b]	expenses		(loss	)	rate		dollar rolls		(in millions	)	(in millions	)

EQUITY INDEX ACCOUNT
Class R1:	6/30/15	§h	$1.683		$0.333		$1.350		$ 1.471	$ 2.821	$161.562	$164.383	1.75%[c]		0.41%[d]		1.66%[d]		4%[c]		—%		21		$ 3,402
	12/31/14		2.937		0.558		2.379		15.145	17.524	144.038	161.562	12.17		0.37		1.58		4		—		104		16,841
	12/31/13		2.546		0.531		2.015		33.715	35.730	108.308	144.038	32.99		0.42		1.59		5		—		108		15,563
	12/31/12		2.391		0.442		1.949		12.978	14.927	93.381	108.308	15.98		0.43		1.89		4		—		109		11,797
	12/31/11		1.832		0.390		1.442		(0.825)	0.617	92.764	93.381	0.66		0.41		1.53		5		—		112		10,502
	12/31/10		1.613		0.343		1.270		11.830	13.100	79.664	92.764	16.45		0.42		1.54		8		—		116		10,765
Class R2:	6/30/15	§g	1.173		0.112		1.061		(4.612)	(3.551)	168.005	164.454	1.79	[c]	0.37	[d]	3.45	[d]	4	[c]	—		36		5,918
Class R3:	6/30/15	§g	1.173		0.086		1.087		(4.612)	(3.525)	168.005	164.480	1.81	[c]	0.28	[d]	3.54	[d]	4	[c]	—		45		7,358

BOND MARKET ACCOUNT
Class R1:	6/30/15	§h	1.469		0.285		1.184		(1.287)	(0.103)	113.471	113.368	(0.09)[c]		0.50	[d]	2.08	[d]	160	[c]	57	[c]	19		2,195
	12/31/14		2.665		0.494		2.171		3.764	5.935	107.536	113.471	5.52		0.44		1.95		290		89		117		13,254
	12/31/13		2.485		0.482		2.003		(4.211)	(2.208)	109.744	107.536	(2.01)		0.45		1.85		363		105		119		12,814
	12/31/12		2.835		0.482		2.353		3.163	5.516	104.228	109.744	5.29		0.45		2.19		356		117		130		14,222
	12/31/11		3.341		0.439		2.902		3.876	6.778	97.450	104.228	6.96		0.44		2.88		261		62		126		13,124
	12/31/10		3.470		0.422		3.048		3.096	6.144	91.306	97.450	6.73		0.44		3.19		230		62		122		11,915
Class R2:	6/30/15	§g	0.549		0.094		0.455		(2.773)	(2.318)	115.735	113.417	(0.05)[c]		0.45	[d]	2.17	[d]	160	[c]	57	[c]	41		4,659
Class R3:	6/30/15	§g	0.549		0.076		0.473		(2.773)	(2.300)	115.735	113.435	(0.03)[c]		0.36	[d]	2.26	[d]	160	[c]	57	[c]	55		6,291

INFLATION-LINKED BOND ACCOUNT
Class R1:	6/30/15	§h	(0.722)		0.142		(0.864)		0.884	0.020	66.522	66.542	0.03	[c]	0.43	[d]	(2.59)[d]		4	[c]	—		18		1,214
	12/31/14		1.573		0.257		1.316		0.824	2.140	64.382	66.522	3.32		0.39		1.97		9		—		107		7,143
	12/31/13		1.207		0.301		0.906		(7.289)	(6.383)	70.765	64.382	(9.02)		0.45		1.34		13		—		115		7,404
	12/31/12		2.050		0.310		1.740		2.523	4.263	66.502	70.765	6.40		0.45		2.52		11		—		149		10,544
	12/31/11		2.817		0.272		2.545		5.187	7.732	58.770	66.502	13.16		0.43		4.05		13		—		146		9,699
	12/31/10		1.596		0.254		1.342		1.929	3.271	55.499	58.770	5.89		0.44		2.33		15		—		135		7,955
Class R2:	6/30/15	§g	0.652		0.048		0.604		(2.281)	(1.677)	68.248	66.571	0.07	[c]	0.39	[d]	4.92	[d]	4	[c]	—		34		2,258
Class R3:	6/30/15	§g	0.652		0.038		0.614		(2.281)	(1.667)	68.248	66.581	0.09	[c]	0.31	[d]	5.00	[d]	4	[c]	—		52		3,446

78	2015 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2015 Semiannual Report	79

Financial highlights	concluded

College Retirement Equities Fund

			Selected per accumulation unit data												Ratios and supplemental data
			Gain (loss) from investment operations
									Net realized						Ratios to average net assets						Portfolio		Accumulation
	For the						Net		& unrealized	Net	Accumulation	Accumulation					Net				turnover rate		units		Accumulation
	period						investment		gain (loss )	change in	unit value	unit value					investment		Portfolio		excluding		outstanding at		fund net
	or year		Investment				income		on total	accumulation	beginning	end of	Total		Gross		income		turnover		mortgage		end of period		assets
	ended		income	[a]	Expenses	[a]	(loss	)[a]	investments	unit value	of period	period	return	[b]	expenses		(loss	)	rate		dollar rolls		(in millions	)	(in millions	)

SOCIAL CHOICE ACCOUNT
Class R1:	6/30/15	§h	$2.289		$0.456		$1.833		$(0.579)	$ 1.254	$194.396	$195.650	0.66%[c]		0.47%[d]		1.88%[d]		65%[c]		32%[c]		12		$ 2,441
	12/31/14		4.446		0.773		3.673		8.760	12.433	181.963	194.396	6.83		0.41		1.95		120		52		72		14,017
	12/31/13		3.804		0.757		3.047		22.950	25.997	155.966	181.963	16.67		0.45		1.79		133		46		72		13,016
	12/31/12		3.866		0.677		3.189		12.242	15.431	140.535	155.966	10.98		0.45		2.14		149		52		71		10,999
	12/31/11		3.732		0.619		3.113		(0.595)	2.518	138.017	140.535	1.82		0.44		2.22		122		45		72		10,074
	12/31/10		3.618		0.561		3.057		11.683	14.740	123.277	138.017	11.95		0.44		2.39		98		40		72		9,968
Class R2:	6/30/15	§g	0.959		0.149		0.810		(6.015)	(5.205)	200.939	195.734	0.70	[c]	0.41	[d]	2.22	[d]	65	[c]	32	[c]	25		4,991
Class R3:	6/30/15	§g	0.959		0.118		0.841		(6.015)	(5.174)	200.939	195.765	0.71	[c]	0.32	[d]	2.30	[d]	65	[c]	32	[c]	32		6,289

			Selected per accumulation unit data													Ratios and supplemental data
			Gain (loss) from investment operations
									Net realized							Ratios to average net assets						Accumulation
	For the						Net		& unrealized		Net	Accumulation	Accumulation					Expenses		Net		units		Accumulation
	period						investment		gain (loss	)	change in	unit value	unit value					net of		investment		outstanding at		fund net
	or year		Investment				income		on total		accumulation	beginning	end of	Total		Gross		TIAA		income		end of period		assets
	ended		income	[a]	Expenses	[a]	(loss	)[a]	investments		unit value	of period	period	return	[b]	expenses		withholding		(loss)		(in millions	)	(in millions	)[g]

MONEY MARKET ACCOUNT
Class R1:	6/30/15	§h	$0.016		$0.016		$0.000		$0.000		$0.000	$25.534	$25.534	0.00%[c]		0.44%[d]		0.13%[d]		0.00%[d]		84		$ 2,149
	12/31/14		0.029		0.029		0.000		0.000		0.000	25.534	25.534	0.00		0.39		0.11		0.00		441		11,261
	12/31/13		0.036		0.036		0.000		0.000		0.000	25.534	25.534	0.00		0.41		0.14		0.00		461		11,774
	12/31/12		0.044		0.044		0.000		0.000		0.000	25.534	25.534	0.00		0.42		0.17		0.00		458		11,701
	12/31/11		0.044		0.044		0.000		0.001		0.001	25.533	25.534	0.00		0.41		0.17		0.00		477		12,178
	12/31/10		0.062		0.062		0.000		0.000		0.000	25.533	25.533	0.00		0.41		0.24		0.00		463		11,816
Class R2:	6/30/15	§g	0.006		0.006		0.000		0.000		0.000	25.534	25.534	0.00	[c]	0.39	[d]	0.14	[d]	0.00	[d]	137		3,499
Class R3:	6/30/15	§g	0.006		0.006		0.000		0.000		0.000	25.534	25.534	0.00	[c]	0.31	[d]	0.14	[d]	0.00	[d]	216		5,523

§	Unaudited
[a]	Based on average units outstanding.
[b]	Based on per accumulation unit data.
[c]	The percentages shown for this period are not annualized.
[d]	The percentages shown for this period are annualized.
[g]	Class R2 & R3 commenced operations on April 24, 2015.
[h]	Prior to April 24, 2015, CREF offered only one class of units, which became Class R1 on that date.

80	2015 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2015 Semiannual Report	81

Notes to financial statements (unaudited)

College Retirement Equities Fund

Note 1—organization and significant accounting policies

The purpose of the College Retirement Equities Fund (“CREF”), as stated in its charter, is to aid and strengthen non-profit educational and research organizations, governmental entities, and other non-profit institutions by providing their employees with variable retirement benefits. CREF is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. It consists of eight investment portfolios: the Stock, Global Equities, Growth, Equity Index, Bond Market, Inflation-Linked Bond, Social Choice and Money Market Accounts (individually referred to as the “Account” or collectively referred to as the “Accounts”).

On April 24, 2015, CREF was converted from its one original class to three different classes, Class R1, Class R2 and Class R3, and all existing participant balances as of that date were transferred to the class for which they were eligible. Eligibility requirements for each class are based either upon the amount of aggregate retirement plan assets a participant’s institution has invested in all CREF Accounts or, for participants not associated with a retirement plan, the type of product through which the CREF assets are held. These transfers have been reflected as such on the Statements of Changes in Net Assets. Each Class differs by the allocation of class-specific expenses.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Accounts are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946,

Financial Services—Investment Companies. The Accumulation Unit Value (“AUV”) for financial reporting purposes may differ from the AUV for processing transactions. The AUV for financial reporting purposes includes security and participant transactions through the date of the report. Total return is computed based on the AUV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Accounts.

Security valuation: For all Accounts (other than the Money Market Account), investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements. Investments held by the Money Market Account are recorded at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter accreting or amortizing any discount or premium to its face value at a constant rate until maturity.

Accumulation and Annuity Funds: The Accumulation Fund represents the net assets attributable to participants in the accumulation phase of their investment. The Annuity Fund represents the net assets attributable to the participants currently receiving annuity payments. The net increase or decrease in net assets from investment operations is apportioned between the funds based upon their relative

82	2015 Semiannual Report ■ College Retirement Equities Fund

daily net asset values. Death benefits are paid to beneficiaries if the annuitant dies during the accumulation period or the annuity period. Annuitants bear the mortality risk under their contracts.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Accounts determine the existence of a dividend declaration after exercising reasonable due diligence. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain.

Income, expenses, realized gains and losses and unrealized appreciation and depreciation of an Account are allocated on a pro rata basis to each class, except for administrative fees and distribution fees, which are unique to each class of each Account. Most expenses of CREF can be directly attributed to an Account or Class. Expenses that cannot be directly attributed are allocated based upon the average net assets of each Account or class.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Income taxes: CREF is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. CREF should incur no federal income tax liability. Under the rules of taxation applicable to life insurance companies, CREF’s Accumulation and Annuity Funds for participants will generally be treated as life insurance reserves; therefore, any increase in such reserves will be deductible. CREF files income tax returns in U.S. federal and applicable state jurisdictions. An account’s federal income tax returns are generally subject to examination for a period of three fiscal years after filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Accounts’ tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Accounts’ financial statements.

Foreign taxes: The Accounts may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Accounts will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Accounts invest.

College Retirement Equities Fund ■ 2015 Semiannual Report	83

Notes to financial statements (unaudited)

Trustee compensation: The Accounts pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Accounts until paid. Amounts payable to the trustees for compensation are included in the accompanying Statements of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of Operations.

New accounting pronouncement: In June 2014, the FASB issued Accounting Standards Update No. 2014-11 Transfers and Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financing, and Disclosures (the “Update”). The Update will require, among other items, additional disclosures for transactions that are accounted for as secured borrowings, such as loaned securities. The Update is effective for annual reporting periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. The Accounts adopted the Update for this semiannual report. The adoption of the Update did not have a material impact on the Accounts’ financial statements and notes disclosure.

New rule issuance: In July 2014, the Commission issued Final Rule Release No. 33-9616, Money Market Account Reform; Amendments to Form PF, which amends the rules governing money market accounts. The final amendments impose different implementation dates for the changes that certain money market accounts will need to make. Management is currently evaluating the implication of these amendments and their impact of the Final Rule to the Account’s financial statements and related disclosures.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 – significant unobservable inputs (including the Accounts’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized

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continued

in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Accounts’ major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Debt securities: Debt securities, including equity-linked notes, will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Short-term investments: Prior to January 2, 2015, short-term investments with maturities of 60 days or less were valued at amortized cost. Short-term investments with maturities in excess of 60 days were valued in the same manner as debt securities. Effective January 2, 2015, all short-term investments are valued in the same manner as debt securities. Short-term investments are generally categorized in Level 2 of the fair value hierarchy.

The Money Market Account: The Money Market Account’s portfolio securities are valued on an amortized cost basis. Money Market investments are generally categorized in Level 2 of the fair value hierarchy.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures, which are traded on commodity exchanges, are valued at the last sale price as of the close of such commodity exchanges and are categorized in Level 1 of the fair value hierarchy.

Options: Purchased and written options listed or traded on a national market or exchange are valued at the last sale price as of the close of such exchange or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

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Notes to financial statements (unaudited)

Credit default swap contracts: Credit default swap contracts are marked-to-market daily based upon a price utilized by a pricing service. Credit default swaps are generally categorized as Level 2 in the fair value hierarchy.

Foreign equity securities are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Accounts’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the period ended June 30, 2015, there were no material transfers between levels by the Accounts.

As of June 30, 2015, 100% of the value of investments in the Inflation-Linked Bond and Money Market Accounts were valued based on Level 2 inputs.

The following table summarizes the market value of the Accounts’ investments as of June 30, 2015, based on the inputs used to value them (dollar amounts are in thousands):

Account	Level 1	Level 2	Level 3	Total
Stock
Equity investments:
Consumer discretionary	$11,948,573	$5,243,406	$161	$17,192,140
Consumer staples	6,579,692	3,230,186	33	9,809,911
Energy	6,210,749	2,271,268	1	8,482,018
Financials	14,355,486	9,937,626	373	24,293,485
Health care	13,067,599	3,378,636	14,497	16,460,732
Industrials	9,037,490	4,501,496	2,597	13,541,583
Information technology	16,575,766	3,143,461	4,512	19,723,739
Materials	3,030,493	2,956,853	6,194	5,993,540
Telecommunication services	1,744,967	1,634,561	497	3,380,025
Utilities	2,268,067	1,095,741	914	3,364,722
Corporate bonds	—	590	500	1,090
Government bonds	—	294	—	294
Purchased options**	11	—	—	11
Written options**	(74)	—	—	(74)
Short-term investments	—	5,790,782	—	5,790,782
Futures**	(5,249)	—	—	(5,249)
Total	$84,813,570	$43,184,900	$30,279	$128,028,749

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Account	Level 1	Level 2	Level 3	Total
Global Equities
Equity investments:
Asia	$—	$1,631,587	$—	$1,631,587
Australasia	—	344,317	—	344,317
Europe	300,145	3,850,341	—	4,150,486
North America	10,977,669	604,780	—	11,582,449
All other equity investments*	104,736	1,682,009	12,602	1,799,347
Short-term investments	—	676,604	—	676,604
Futures**	(2,420)	—	—	(2,420)
Total	$11,380,130	$8,789,638	$12,602	$20,182,370
Growth
Equity investments:
Consumer discretionary	$4,646,842	$154,322	$—	$4,801,164
Consumer staples	1,476,393	41,237	—	1,517,630
Financials	1,338,408	12,390	—	1,350,798
Health care	4,054,264	39,803	—	4,094,067
Information technology	6,685,450	120,071	—	6,805,521
Telecommunication services	193,825	13,693	—	207,518
All other equity investments*	3,255,081	—	—	3,255,081
Short-term investments	370,759	130,594	—	501,353
Futures**	(1,452)	—	—	(1,452)
Total	$22,019,570	$512,110	$—	$22,531,680
Equity Index
Equity investments:
Health care	$2,567,920	$—	$82	$2,568,002
Telecommunication services	342,533	—	118	342,651
All other equity investments *	14,068,355	—	—	14,068,355
Short-term investments	548,287	—	—	548,287
Total	$17,527,095	$—	$200	$17,527,295
Bond Market
Bank loan obligations	$—	$114,327	$—	$114,327
Corporate bonds	—	4,999,504	—	4,999,504
Government bonds	—	5,999,005	—	5,999,005
Structured assets	—	2,112,630	—	2,112,630
Preferred Stocks	7,491	—	—	7,491
Short-term investments	—	2,086,110	—	2,086,110
Total	$7,491	$15,311,576	$—	$15,319,067

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Notes to financial statements (unaudited)

Account	Level 1	Level 2	Level 3	Total
Social Choice
Equity investments:
Consumer discretionary	$800,177	$316,625	$—	$1,116,802
Consumer staples	426,199	212,464	—	638,663
Energy	444,885	153,166	—	598,051
Financials	1,213,264	663,497	—	1,876,761
Health care	851,966	255,414	—	1,107,380
Industrials	590,230	305,223	—	895,453
Information technology	1,078,099	106,770	—	1,184,869
Materials	281,834	180,361	—	462,195
Telecommunication services	111,662	117,078	—	228,740
Utilities	201,954	86,959	—	288,913
Bank loan obligations	—	46,297	—	46,297
Corporate bonds	—	1,815,654	—	1,815,654
Government bonds	—	3,253,171	—	3,253,171
Structured assets	—	406,463	—	406,463
Short-term investments	—	1,089,111	—	1,089,111
Total	$6,000,270	$9,008,253	$—	$15,008,523

*	For detailed categories, see the accompanying Summary portfolio of investments.
**	Derivative instruments, excluding purchased options, are not reflected in the Summary portfolio of investments.

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Accounts value derivatives at fair value.

At June 30, 2015, the following Accounts have invested in derivative contracts which are reflected in the Statements of Assets and Liabilities as follows (dollar amounts are in thousands):

	Asset derivatives		Liabilities derivatives
		Fair value		Fair value
Derivative contracts	Location	amount	Location	amount
Stock Account
Equity contracts	Futures*	$(5,249)	Written options	$(74)
Equity contracts	Portfolio investments	11
Global Equities Account
Equity contracts	Futures*	(2,420)
Growth Account
Equity contracts	Futures*	(1,452)

*	The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected on the accompanying Statements of Assets and Liabilities is only the receivable for variation margin on open futures contracts.

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For the period ended June 30, 2015, the effect of derivative contracts on the Accounts’ Statements of Operations was as follows (dollar amounts are in thousands):

				Change in
				unrealized
		Realized		appreciation
Derivative contracts	Location	gain (loss	)	(depreciation )
Stock Account
Equity contracts	Futures transactions	$17,463		$(6,774)
Equity contracts	Purchased options	15		(40)
Equity contracts	Written options	38		32
Global Equities Account
Equity contracts	Futures transactions	5,270		(4,392)
Growth Account
Equity contracts	Futures transactions	9,276		(2,603)
Equity Index Account
Equity contracts	Futures transactions	2,227		94

Futures contracts: Certain Accounts are subject to equity price risk in the normal course of pursuing their investment objectives. The Accounts use futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin receipts or payments are settled daily reflecting changes in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures, there is minimal counterparty credit risk to the Accounts since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures against default. During the period ended June 30, 2015, the Stock Account, the Global Equities Account, the Growth Account, and the Equity Index Account had exposure to futures contracts, based on underlying notional values, generally between 0% and 1% of net assets.

At June 30, 2015, the Accounts held the following open futures contracts (dollar amounts are in thousands):

		Number of	Settlement	Expiration	Unrealized
Account	Futures	contracts	value	date	gain (loss )
Stock	S&P 500 Index E-Mini	2,053	$210,884	September 2015	$(4,584)
	S&P Mid-Cap 400 E-Mini	174	26,067	September 2015	(486)
	Russell 2000 Mini Index	164	20,507	September 2015	(179)
Total		2,391	257,458		(5,249)
Global Equities	S&P 500 Index E-Mini	1,043	107,137	September 2015	(2,420)
Growth	S&P 500 Index E-Mini	650	66,768	September 2015	(1,452)

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Notes to financial statements (unaudited)

Options: Certain Accounts are subject to equity price risk in the normal course of pursuing their investment objectives. The Accounts use options contracts for hedging and cash management purposes and to seek to increase total return. Call and put options give the holder the right, in return for a premium paid, to purchase or sell, respectively, a security at a specified exercise price at any time during the period of the option. Purchased options are included in the summary portfolio of investments, and written options are separately reflected as a liability in the Statements of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as a realized gain or loss. Risks related to the use of options include possible illiquidity of the options markets, price movements in underlying security values, and losses that may exceed amounts recognized on the Statements of Assets and Liabilities. During the period ended June 30, 2015, the Stock Account had exposure to options, based on underlying nominal values, generally between 0% and 1% of net assets.

Purchased options outstanding as of June 30, 2015 were as follows (dollar amounts are in thousands):

	Number of contracts	Value
Stock Account
3M Co, Call, 7/17/15 at $165	10	$—
Delta Air Lines, Inc, Call, 7/17/15 at $52.50	50	—
Humana, Inc, Call, 7/17/15 at $215	30	3
MGM Resorts International, Call, 9/18/15 at $23	50	1
Mylan NV, Call, 8/21/15 at $75	10	2
Perrigo Co plc, Call, 7/17/15 at $220	15	1
Pioneer Natural Resources Co, Call, 9/18/15 at $195	38	1
Texas Instruments, Inc, Put, 7/17/15 at $50	30	2
Zoetis, Inc, Call, 8/21/15 at $60	30	1
Total	263	$11

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Written options outstanding as of June 30, 2015 were as follows (dollar amounts are in thousands):

	Number of Contracts	Value
Stock Account
3M Co, Put, 7/17/15 at $145	30	$ (1)
Amazon.com, Inc, Call, 7/17/15 at $465	10	(1)
Amazon.com, Inc, Put, 7/17/15 at $390	10	(1)
Avago Technologies Ltd, Put, 7/17/15 at $125	20	(2)
Baker Hughes, Inc, Put, 7/17/15 at $55	30	(1)
Biogen, Inc, Put, 7/17/15 at $360	10	(1)
Constellation Brands, Inc, Call, 7/17/15 at $125	15	(1)
Constellation Brands, Inc, Call, 7/17/15 at $130	10	—
Eli Lilly & Co, Call, 7/17/15 at $94	30	—
EOG Resources, Inc, Put, 7/17/15 at $80	30	(1)
HCA Holdings, Inc, Call, 7/2/15 at $94	15	(1)
Humana, Inc, Put, 7/2/15 at $185	30	(9)
Humana, Inc, Put, 7/17/15 at $150	10	(1)
MGM Resorts International, Put, 9/18/15 at $18	30	(4)
Micron Technology, Inc, Put, 7/17/15 at $16	25	—
Monsanto Co, Put, 7/17/15 at $100	20	(1)
Mylan NV, Put, 8/21/15 at $62.50	10	(2)
Mylan NV, Call, 8/21/15 at $80	10	(1)
NetFlix, Inc, Call, 7/2/15 at $750	5	—
NetFlix, Inc, Put, 7/17/15 at $570	5	(3)
Palo Alto Networks, Inc, Put, 7/17/15 at $160	20	(1)
Perrigo Co plc, Put, 7/17/15 at $170	15	(2)
Pioneer Natural Resources Co, Put, 9/18/15 at $130	20	(9)
Pioneer Natural Resources Co, Call, 9/18/15 at $205	38	—
Pioneer Natural Resources Co, Put, 12/18/15 at $130	38	(30)
Texas Instruments, Inc, Put, 7/17/15 at $45	30	—
United Continental Holdings, Inc, Call, 7/17/15 at $70	50	—
Zoetis, Inc, Call, 8/21/15 at $55	5	—
Zoetis, Inc, Put, 8/21/15 at $45	5	(1)
Total	576	$(74)

Transactions in written options and related premiums received during the period ended June 30, 2015 were as follows:

	Number of contracts	Premiums
Stock Account
Outstanding at beginning of period	—	$ —
Written	5,265	467
Purchased	(2,001)	(252)
Exercised	(17)	(4)
Expired	(2,671)	(107)
Outstanding at end of period	576	$ 104

Credit default swap contracts: The Accounts are subject to credit risk in the normal course of pursuing their investment objectives. Credit default swaps can be settled

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Notes to financial statements (unaudited)

either directly with the counterparty (bilateral) or through a central clearinghouse (centrally cleared). A credit default swap is a contract between a buyer and a seller of protection against pre-defined credit events for the reference entity. As a seller in a credit default swap contract, the Account is required to pay an agreed upon amount to the counterparty with the occurrence of a specified credit event, such as certain bankruptcies related to an underlying credit instrument, index, or issuer which would likely result in a loss to the Account. The agreed upon amount approximates the notional value of the swap and is estimated to be the maximum potential future payment that the Account could be required to make under the contract. In return, the Account receives from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Account keeps the stream of payments with no payment obligations. When the Account sells a credit default swap contract it will cover its commitment. This may be achieved by, among other methods, maintaining cash or liquid assets in a segregated account equal to the aggregate notional value of the reference entities for all outstanding credit default swap contracts sold by the Account.

The Account may also buy credit default swap contracts, in which case the Account functions as the counterparty referenced above. This involves the risk that the contract may expire worthless. Bilateral swaps involve counterparty risk that the seller may fail to satisfy its payment obligations to the Account with the occurrence of a credit event. Centrally cleared swaps have minimal counterparty credit risk to the Accounts as they are entered into with a central clearinghouse which guarantees the swap against default.

The value of a bilateral swap included in net assets is the unrealized gain or loss of the contract plus or minus any unamortized premiums paid or received, respectively. Appreciated swaps and premiums paid are reflected as assets, while depreciated swaps and premiums received are reflected as liabilities on the Statements of Assets and Liabilities. Centrally cleared swaps initial margin deposits are made, and variation margin payments are made or received reflecting daily changes in the value of the swap contract. The daily fluctuation in fair value is accounted for as a variation margin receivable or payable on the Statements of Assets and Liabilities.

Under the terms of the credit default swap contracts, the Account receives or makes quarterly payments based on a payment rate on a fixed notional amount. These payments are recorded as a realized gain or loss in the Statements of Operations. Payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses. Daily changes in the value of such contracts are reflected in net unrealized gains and losses.

The Accounts (other than the Money Market Account) invest in credit default swaps to hedge or manage the risks associated with assets held in the Account and/or to facilitate the implementation of portfolio strategies to seek to increase the total return. During the period ended June 30, 2015, the CREF Bond Account had no exposure to credit default swap contracts.

There were no open credit default swap contracts outstanding as of June 30, 2015.

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Note 4—investment adviser and affiliates

Investment advisory services for the Accounts are provided by TIAA-CREF Investment Management, LLC (“TCIM”) in accordance with an Investment Management Services Agreement. TCIM is a registered investment adviser and a wholly owned subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”), a companion organization of CREF. Investment management expenses generally include investment management, portfolio accounting and custodial services and are the same across all classes of an Account.

Administrative services are provided to the Accounts by TIAA, pursuant to an Administrative Services Agreement with CREF. Distribution functions are provided to the Accounts by TIAA-CREF Individual & Institutional Services, LLC (“Services”), a wholly owned subsidiary of TIAA, pursuant to a Principal Underwriting and Distribution Services Agreement with CREF and the Rule 12b-1 plan. Teachers Personal Investors Services, Inc. (“TPIS”), a wholly owned subsidiary of TIAA, may also provide distribution functions for the Accounts on a limited basis. Participants invested in a particular CREF Account will be subject to different administrative and distribution expenses depending upon the class of the Account they own.

TIAA charges a mortality and expense charge of 0.005% to guarantee that CREF participants transferring Accounts to TIAA for the immediate purchase of lifetime payout annuities will not be charged more than the rate stipulated in the CREF contract. This charge is the same across all Accounts and classes.

The services provided by TCIM, Services, TPIS, and TIAA are provided to CREF at cost, and CREF also reimburses TCIM, Services, TPIS, and TIAA for certain third party expenses and trustee fees paid on its behalf. Payments from the CREF Accounts are made on a daily basis according to formulas established each year with the objective of keeping the estimated expenses as close as possible to each Account’s actual expenses. Any differences between actual expenses and the estimated expenses remitted are adjusted.

As of June 30, 2015, the following table represents the effective expense deductions as an annual percentage of average daily net assets to approximate the costs that CREF incurred:

	Investment
	management
	fee	Administrative fee			Distribution fee
Account	All classes	Class R1	Class R2	Class R3	Class R1	Class R2	Class R3
Stock	0.138%	0.272%	0.228%	0.168%	0.099%	0.094%	0.069%
Global Equities	0.139	0.275	0.226	0.166	0.101	0.093	0.068
Growth	0.073	0.275	0.227	0.167	0.102	0.093	0.068
Equity Index	0.032	0.275	0.226	0.166	0.102	0.093	0.068
Bond Market	0.121	0.274	0.227	0.167	0.101	0.093	0.068
Inflation-Linked Bond	0.052	0.275	0.227	0.167	0.101	0.093	0.068
Social Choice	0.084	0.275	0.227	0.167	0.101	0.093	0.068
Money Market	0.057	0.275	0.227	0.167	0.102	0.093	0.068

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Notes to financial statements (unaudited)	continued

For the period ended June 30, 2015, TIAA withheld (“waived”) a portion of the distribution Rule 12b-1 and as necessary, administrative expenses for the Money Market Account totaling $12,063,492 for Class R1 (inclusive of $10,134,557 prior to the creation of additional classes), $1,652,643 for Class R2 and $1,801,417 for Class R3. The withholding of expenses is voluntary in nature and can be discontinued at any time. Any expenses waived after October 1, 2010 are subject to possible recovery by TIAA from the Account for three years after the waiver. TIAA may recover from the Account a portion of the amounts waived at such time as the class’s daily yield would be positive absent the effect of the waiver, and in such event the amount of recovery on any day will be approximately 25% of the class’s yield (net of all expenses) on that day. As a result of the conversion, previously recoverable amounts have been allocated to the newly formed classes, using April 24, 2015 end of day net assets. As of June 30, 2015, the cumulative amount of expenses waived subject to recovery is $18,647,534 for Class R1, $29,070,463 for Class R2 and $46,189,679 for Class R3. The aggregate amounts waived and reimbursed are disclosed on the Statements of Operations.

Amounts owed to Account affiliates for payment of Account expenses, payments for units purchased, and receipt for units sold are disclosed as due to/from affiliates on the Statements of Assets and Liabilities. Account expenses owed to affiliates are reflected in the Statements of Operations.

The Accounts may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

Companies in which an Account holds 5% or more of the outstanding voting shares are considered “affiliated companies” of the Account, pursuant to the 1940 Act. Information regarding transactions with affiliated companies is as follows (dollar amounts are in thousands):

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Notes to financial statements (unaudited)

Issue	Value at December 31, 2014	Purchase cost	Sales proceeds	Realized gain (loss)	Dividend income	Shares at June 30, 2015		Value at June 30, 2015
Stock Account
Berry Plastics Group Inc	$226,929	$10,395	$57,164	$21,652	$—	$—	**	$—
Papa Murphy’s Holdings Inc	11,747	48	6,699	2,712	—	—	**	—
Rolls-Royce Holdings plc	*	323	—	—	—			337
	$238,676	$10,766	$63,863	$24,364	$—	214,500,762		$337

Growth Account
TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$417,995	$191,075	$238,311	$—	$—	$370,758,612		$370,759

Equity Index Account
TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$564,844	$128,069	$144,626	$—	$—	$548,286,817		$548,287

*	Not an affiliate investment as of December 31, 2014
**	Not an affiliate investment as of June 30, 2015

Note 5—investments

Securities lending: Certain Accounts may lend their securities to qualified institutional borrowers to earn additional income. An Account receives collateral (in the form of cash, Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Account the next business day. Cash collateral received by the Account will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral. The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statements of Assets and Liabilities. As of June 30, 2015, securities lending transactions (with the exception of the CREF Social Choice Account) are for equity securities, and the resulting loans are continuous, can be recalled at any time, and have no set maturity. For the CREF Social Choice Account, all loans from securities lending transactions are continuous, can be recalled at any time, and have no set maturity, with $253,108,000 of equity securities pledged as collateral and $178,118,000 of fixed income securities pledged as collateral. Securities lending income recognized by the Accounts consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is reflected separately in the Statements of Operations. In lending its securities, an Account bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Account. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Account if at the time of a default by a borrower some or all of the loan securities have not been returned.

Repurchase agreements: Each Account may enter into repurchase agreements with banks or broker-dealers. Repurchase agreements involve the purchase of securities from an institution, subject to the seller’s agreement to repurchase and the Account’s agreement to resell such securities at a mutually agreed-upon price. Pursuant to the terms of the repurchase agreement, securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the agreed-upon repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Account will require the seller to deposit additional collateral by the next business day. If a request for additional collateral is not met, or if the seller defaults on its repurchase obligation, the Account maintains the right to sell the underlying securities at market value and pursue a claim for any remaining loss against the seller.

Securities purchased on a when-issued or delayed-delivery basis: The Accounts may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time an Account enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Treasury Inflation-Protected Securities: The Accounts (other than the Money Market Account) may invest in Treasury Inflation-Protected Securities, specially structured bonds in which the principal amount is adjusted periodically to keep pace with inflation, as measured by the U.S. Consumer Price Index.

Mortgage dollar rolls transactions: Some of the Accounts may enter into mortgage dollar rolls in which an Account sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase similar securities on a specified future date. During the roll period, an Account forgoes

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Notes to financial statements (unaudited)

principal and interest paid on the securities. The Account is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the lower repurchase price is recorded as a realized gain. The Account maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

Restricted securities: Restricted securities held by the Accounts, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Net unrealized appreciation (depreciation): At June 30, 2015, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation was as follows (dollar amounts are in thousands):

Account	Gross unrealized appreciation	Gross unrealized (depreciation )	Net unrealized appreciation (depreciation	)
Stock	$16,383,187	$(5,115,518)	$11,267,669
Global Equities	3,063,644	(749,005)	2,314,639
Growth	4,847,190	(258,923)	4,588,267
Equity Index	8,101,774	(487,926)	7,613,848
Bond Market	187,575	(183,664)	3,911
Inflation-Linked Bond	445,589	(113,741)	331,848
Social Choice	2,598,332	(268,144)	2,330,188

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Accounts for the period ended June 30, 2015 were as follows (dollar amounts are in thousands):

	Stock Account	Global Equities Account	Growth Account
Purchases:
Non-Government	$35,044,651	$5,202,040	$6,383,816
Government	—	—	—
Total Purchases	$35,044,651	$5,202,040	$6,383,816

Sales:
Non-Government	$39,418,824	$5,177,046	$6,586,941
Government	—	—	—
Total Sales	$39,418,824	$5,177,046	$6,586,941

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concluded

	Equity Index Account	Bond Market Account	Inflation-Linked Bond Account	Social Choice Account
Purchases:
Non-Government	$718,788	$2,968,220	$—	$2,854,274
Government	—	18,806,890	274,773	6,399,355
Total Purchases	$718,788	$21,775,110	$274,773	$9,253,629

Sales:
Non-Government	$993,169	$2,242,058	$—	$3,017,545
Government	—	19,085,183	501,489	6,445,881
Total Sales	$993,169	$21,327,241	$501,489	$9,463,426

Note 6—line of credit

Each of the Accounts, except the Money Market Account, participates in a $1.5 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of participant withdrawals. This facility expired June 2015. A new facility was entered into on June 23, 2015 expiring June 21, 2016. Certain affiliated accounts and mutual funds, each of which is managed by TCIM, or an affiliate of TCIM, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Accounts are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the period ended June 30, 2015, there were no borrowings under this credit facility by the Accounts.

Note 7—indemnification

In the normal course of business, each Account enters into contracts that contain a variety of representations and warranties and that provide general indemnities. An Account’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Account that have not yet occurred. Also, under the Accounts’ organizational documents, the trustees and officers of the Accounts are indemnified against certain liabilities that may arise out of their duties to the Accounts. However, based on experience, the Accounts expect the risk of loss due to these warranties and indemnities to be unlikely.

College Retirement Equities Fund ■ 2015 Semiannual Report	99

Board renewal of investment management agreement (unaudited)

Among its other duties, the Board of Trustees (the “Board” or the “Trustees”) of the College Retirement Equities Fund (“CREF”) is responsible for determining whether to initially approve and subsequently annually renew the investment management agreement (the “Agreement”) between TIAA-CREF Investment Management, LLC (“TCIM”) and CREF on behalf of each of its accounts (the “Accounts”). Under the Agreement, TCIM is responsible for providing investment advisory services and overseeing the everyday operations and other service providers of the Accounts.

Most investment companies that are registered under the Investment Company Act of 1940 (the “1940 Act”) enter into investment management agreements that are subject to Section 15(c) of the 1940 Act. This provision provides, in part, that, after an initial period of up to two years, the investment management agreement will remain in effect only if a fund’s board, including a majority of those trustees who have no direct or indirect interest in the agreement, and who are not “interested persons” of the fund, as that term is defined in the 1940 Act, annually renews the agreement. CREF’s Agreement with TCIM is not subject to this requirement due to its unique “at-cost” structure under which TCIM provides services to CREF on an at-cost basis. Nevertheless, the Board determined that it would conduct an annual review of the Agreement, as described below, in a manner generally consistent with relevant 1940 Act requirements.

Overview of the renewal process

The Board held meetings on March 12, 2015 and March 26, 2015, at which it considered the annual renewal of the Agreement with respect to each Account using its previously-established process. As part of this process, the Board delegated certain tasks to its Operations Committee. Among these tasks, the Operations Committee worked with TCIM, other Board members and legal counsel to the Trustees to develop guidelines and specific requests relating to the types of information to be provided to the Board in connection with the proposed contract renewals. The Operations Committee also worked with TCIM to schedule and report on various follow-up items throughout the prior year that were requested by the Committee and the Board during the 2014 renewal process. During a series of meetings held prior to the March 12 and March 26, 2015 Board meetings, the Operations Committee, along with other Committees, as applicable, reviewed such guidelines and follow-up requests in consultation with TCIM representatives and input from other Trustees, legal counsel to the Trustees and legal counsel to TCIM and CREF, and then evaluated the information produced in accordance with those guidelines and requests.

Among other matters, the Operations Committee, following its consultations with others as noted above, confirmed or established various guidelines regarding the preparation of reports to be provided to the Board with respect to each Account by the Board Reporting and Compliance unit of Lipper, Inc. (“Lipper”). Lipper is an independent provider of investment company data that is widely recognized as a leading source of independent data used by independent directors and trustees of investment companies during their advisory contract review processes.

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Based on guidelines provided by the Operations Committee on behalf of the Board, Lipper produced, among other information, performance and expense comparison data regarding each Account, including data relating to each Account’s management fee rates, total expense ratios, short-term and long-term investment performance, portfolio turnover rates and brokerage commission costs. Lipper also compared much of this data for each Account against a universe of investment companies and against a more selective peer group of mutual funds with similar investment objectives and strategies that underlie variable insurance products, each of which was selected by Lipper, and, in the case of the investment performance data, against one or more appropriate broad-based benchmark indices. In each case, Lipper summarized the methodologies it employed to provide the data contained in its reports. In addition, Lipper represented to the Board that its reports were designed specifically to provide the Board with the fee, expense and performance information that is necessary to help the Board perform its review. Lipper also represented that the purpose of its materials is to provide an unbiased view of each Account’s relative position regarding the level of fees, expenses and total return performance against a competitive peer group and universe (as applicable) identified by Lipper (and not TCIM).

In advance of the Board meetings held on March 12 and March 26, 2015, legal counsel to the Trustees requested on behalf of the Board, and TCIM provided, information that was designed to assist the Board in its consideration of whether to renew the Agreement for each Account. In addition to the data provided by Lipper as described above, this information included, but was not limited to, the following: (1) further information relating to each Account’s investment performance, including performance ratings provided by Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service, and a narrative analysis of the performance of each Account that had underperformed certain Board-specified criteria, together with an explanation of any events that had a material impact on the Account’s performance during that period; (2) a description of any fee waiver or expense reimbursement arrangements that were proposed or were in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year; (3) a comparison of each Account’s fee rate under the Agreement to the fee rates of any other comparable accounts managed by TCIM or its affiliates; (4) any “fall-out” benefits that accrued or were identified as reasonably likely to accrue to TCIM or its affiliates due to their relationship with the Accounts aside from TCIM’s direct fee payments pursuant to the Agreement; (5) information regarding TCIM’s financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, insurance coverage, portfolio trading and best execution practices, and any actual and potential conflicts of interest identified by TCIM in connection with rendering services to the Accounts; (6) a copy of the Agreement and certain related agreements between the Accounts and affiliates of TCIM; (7) a copy of TCIM’s Form ADV registration statement as filed with the Securities and Exchange Commission (which was presented only to legal counsel to the Trustees); and (8) proposed narrative explanations of reasons why the Board should renew the Agreement.

College Retirement Equities Fund ■ 2015 Semiannual Report	101

Board renewal of investment management agreement (unaudited)

In considering whether to renew the Agreement with respect to each Account, the Board reviewed various factors with respect to the Account, including: (1) the nature, extent and quality of services provided or to be provided by TCIM to the Account; (2) the Account’s investment performance; (3) the costs of the services provided to the Account and CREF’s at-cost expense structure; (4) the structure of and costs associated with the mortality and expense risk charge; (5) fees charged by other advisers; (6) the extent to which economies of scale have been realized or are anticipated to be realized as the Account grows; (7) whether the at-cost expense structure reflects any such economies of scale for the benefit of Account investors; (8) comparisons of services and fee rates with any contracts entered into by TCIM with other clients to whom TCIM provides comparable services; and (9) any other benefits derived or anticipated to be derived by TCIM or its affiliates from their relationship with the Account. As a general matter, the Board viewed these factors in their totality, with no single factor being the principal factor in determining whether to renew the Agreement.

In reaching its decisions regarding the renewal of the Agreement for each Account, the Board took into account the information described above, other information provided to the Board in connection with this process, and relevant information provided to the Board and to its Committees on an ongoing basis in connection with the Board’s general oversight duties with respect to the Accounts. In addition, the Board received and considered information from its legal counsel as to certain relevant guidelines that relate to the renewal process and certain other legal authorities.

While the Board considered the Agreement with respect to all Accounts, the Board received and considered Account-specific information and made its renewal determinations on an Account-by-Account basis. In deciding whether to renew the Agreement for each Account, each Trustee may have accorded different weight to different factors and, thus, each Trustee may have had a different basis for his or her ultimate decision to vote to renew the Agreement for each Account. At its meeting on March 26, 2015, the Board voted unanimously to renew the Agreement for each Account. Set forth below are certain general factors the Board considered for all of the Accounts, followed by a summary of certain specific factors the Board considered for each particular Account.

The nature, extent and quality of services

The Board considered that TCIM is an experienced investment adviser that has managed the Accounts for many years. Investment professionals at TCIM or its affiliates also manage the TIAA-CREF Funds, the TIAA-CREF Life Funds and TIAA Separate Account VA-1. Under the Agreement, TCIM is responsible for, among other duties: managing the assets of the Accounts, including conducting research, recommending investments and placing orders to buy and sell securities for the Accounts’ investment portfolios; active daily monitoring of the investment portfolios by various personnel with specific responsibility for the particular types of investments in question; reporting on the investment performance of the Accounts to

102	2015 Semiannual Report ■ College Retirement Equities Fund

continued

the Board on a regular basis; and carrying out, or overseeing the provision of, various administrative services to the Accounts. The Board considered that TCIM has carried out these responsibilities in a competent and professional manner.

The Board also considered, among other factors, the performance of each of the Accounts, as discussed below. In addition, the Board considered the nature and quality of non-portfolio management services provided by TCIM and its affiliates. In this regard, the Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and TCIM’s oversight of those service providers and the outsourcing of certain services to other firms.

Investment performance

The Board considered the investment performance of each Account, over the periods indicated in the Account-by-Account synopsis below. The Board considered each Account’s performance as compared to its peer group and peer universe (as applicable) and its benchmark index. The Board also reviewed the performance of each Account before any reductions for fees or expenses. This analysis considered the impact of net asset value rounding and excluded the effects of fair valuation, foreign exchange rates, effective tax rates, securities lending and class action litigation on each Account’s performance as compared to the performance of its benchmark index. For details regarding each Account’s performance, see the Account-by-Account synopsis below. The Board considered that, in those cases in which a Account had underperformed its benchmark, peer group or peer universe of mutual funds for an extended period of time, TCIM had represented that it had taken or was planning to implement affirmative actions reasonably designed to enhance the Account’s investment performance, or TCIM had explained to the Board’s satisfaction that no such actions were necessary. Thus, the Board concluded that, under the totality of circumstances considered, the investment performance of each Account was within an acceptable range or that appropriate actions, if any, had been or were being implemented.

Costs and expenses

The Board considered the amounts charged by TCIM to each Account in 2014 and the estimated amounts to be charged by TCIM to each Account in 2015 (for the period April 24, 2015–April 30, 2016). This included investment advisory costs paid to TCIM, expressed in dollar terms and as a percentage of assets, as well as a reconciliation and analysis of those expenses. The Board considered that TCIM charges expenses “at cost” and these charges are adjusted at least quarterly to reflect the actual expenses incurred with respect to each Account during the most recent quarter. The Board considered the rationale for TCIM’s anticipated costs in providing services to CREF and considered whether these anticipated costs are reasonable in relation to the nature and quality of services provided by TCIM. The Board also considered the structure of and costs associated with the mortality and expense risk charge. The Board noted that, because TCIM provides its services on an at-cost basis

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Board renewal of investment management agreement (unaudited)

under the arrangement outlined in the Agreement, there was no profit or loss data for the Board to consider.

During this review, the Board noted its ongoing efforts to examine the level of personnel and other resources available to TCIM for its portfolio management functions so as to assess whether sufficient resources are being devoted to these functions.

Fees charged by other advisers

The Board considered information regarding fees paid to other advisers for managing similar funds, as analyzed by Lipper. The Board determined that the management fee rates charged to an Account under the Agreement typically were lower than the management fee rates charged to many or most other comparable mutual funds that underlie variable insurance products. In this regard, the Board also considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds that underlie variable insurance products are set and potentially material differences between an Account and its comparable mutual funds that underlie variable insurance products (including CREF’s at-cost expense structure and the nature of services provided to CREF). Additionally, the Board also considered the potential limitations of such comparisons due to, among other factors, the fact that, in many instances, Lipper based its comparisons on financial data relating to fiscal periods that differed from the period for which the Account’s data were derived. Based on all factors considered, the Board concluded that the management fee rates under the Agreement with respect to each Account were within an acceptable range in relation to those charged by appropriate groups of comparable mutual funds that underlie variable insurance products.

Economies of scale

The Board considered that certain economies of scale are already integrated into each Account’s cost structure due to the at-cost expense arrangements pursuant to which TCIM renders investment advisory services to CREF. The Board also considered that, in certain circumstances, an increase in CREF assets can result in additional expenses being allocated to CREF pursuant to the cost allocation methodologies that are used to calculate payments to be made by CREF pursuant to the at-cost expense arrangements.

Fee comparison with other TCIM clients

The Board considered that CREF is the only client of TCIM and, thus, TCIM has no comparable client accounts. The Board also considered information regarding portfolios managed by Teachers Advisors, Inc. (“TAI”), TCIM’s affiliate, which provides similar investment management services to other affiliated investment companies. In addition, TAI manages institutional client assets through a small number of unregistered commingled funds and separate accounts with similar investment strategies and investment staff as certain of the Accounts. The Board

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continued

considered that TAI is a for-profit company and, as a result, it generally renders management services to investment companies and other accounts with similar investment objectives and strategies at higher fee rates than the advisory costs charged by TCIM to CREF. The Board considered the schedule of management fee rates for each of these funds and accounts, and the management fee rates actually charged to clients with current separate accounts that are managed under similar investment strategies. The Board also considered that: TCIM and its affiliates render somewhat different services to CREF as compared to services rendered by TAI and its affiliates regarding the portfolios that TAI manages; and some of these other funds and accounts are offered through products that charge additional fees to their investors, are offered in different types of markets, are provided with different types or levels of services by TAI, target different types of investors, and/or are packaged with other products. The Board concluded that these factors, among others, justify different management fee rate schedules.

Other benefits

The Board also considered additional benefits to TCIM and its affiliates arising from the Agreement. For example, TCIM and its affiliates may benefit from the advisory relationship with the Accounts to the extent that this relationship results in potential investors viewing the TIAA-CREF group of companies as a leading retirement plan provider in the academic and nonprofit markets and as a single source for all their financial service needs. Both TCIM and certain Accounts managed by TCIM or its affiliates may benefit from economies of scale to the extent that these Accounts are managed in the same manner and by the same personnel as certain of the TIAA-CREF Funds and TIAA-CREF Life Funds. TCIM and the Accounts may also benefit from TCIM’s ability to acquire investment research related to its commission (i.e., soft dollar) arrangements. Additionally, TCIM and its affiliates may benefit to the extent the mortality and expense risk charge exceeds the expenses of the annuity guarantees it supports.

Account-by-account factors

The Board considered the following specific factors (among others) in connection with its determination to renew the Agreement with respect to each Account. If an Account is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Lipper. All time periods referenced below are ended December 31, 2014. Under the Morningstar rating system, 5 stars is the highest (best) rating category and 1 star is the lowest (worst) rating category. For reference, one basis point is equal to 0.01%.

College Retirement Equities Fund ■ 2015 Semiannual Report	105

Board renewal of investment management agreement (unaudited)

CREF Stock Account

•	The Account is operated as an at-cost arrangement, with no profits to TCIM. The Account’s pro forma investment management costs are expected to be 0.120% of average daily net assets for the April 24, 2015–April 30, 2016 period.
•	The Account’s actual management costs and total costs are in the 1st quintile of the group of comparable funds selected by Lipper for expense comparison purposes (“Expense Group”) and in the 1st quintile of the universe of comparable funds selected by Lipper for expense comparison purposes (“Expense Universe”).
•	The Account ranked 1 out of 3 within the group of comparable funds selected by Lipper for performance comparison purposes (“Performance Group”) for each of the one-, three- and five-year periods. The Account ranked 2 out of 2 within its Performance Group for the ten-year period. The Account was in the 1st, 2nd, 1st and 1st quintiles of the universe of comparable funds selected by Lipper for performance comparison purposes (“Performance Universe”) for the one-, three-, five- and ten-year periods, respectively.
•	The Account received an Overall Morningstar Rating of 2 stars.

CREF Global Equities Account

•	The Account is operated as an at-cost arrangement, with no profits to TCIM. The Account’s pro forma investment management costs are expected to be 0.125% of average daily net assets for the April 24, 2015–April 30, 2016 period.
•	The Account’s actual management costs and total costs are each in the 1st quintile of both its Expense Group and Expense Universe.
•	The Account ranked 2 out of 3, 1 out of 3, 1 out of 3 and 2 out of 2 within its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Account was in the 3rd, 2nd, 2nd and 3rd quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	The Account received an Overall Morningstar Rating of 3 stars.

CREF Growth Account

•	The Account is operated as an at-cost arrangement, with no profits to TCIM. The Account’s pro forma investment management costs are expected to be 0.070% of average daily net assets for the April 24, 2015–April 30, 2016 period.
•	The Account’s actual management costs and total costs are each in the 1st quintile of both its Expense Group and Expense Universe.
•	The Account was in the 3rd, 3rd, 5th and 3rd quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Account was in the 1st, 3rd, 3rd and 3rd quintiles of its Performance Universe for the one-, three-, five-and ten-year periods, respectively.
•	The Account received an Overall Morningstar Rating of 4 stars.

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continued

CREF Equity Index Account

•	The Account is operated as an at-cost arrangement, with no profits to TCIM. The Account’s pro forma investment management costs are expected to be 0.040% of average daily net assets for the April 24, 2015–April 30, 2016 period.
•	The Account’s actual management costs and total costs are each in the 1st quintile of both its Expense Group and Expense Universe.
•	The Account ranked 1 out of 3, 1 out of 3, 1 out of 3 and 1 out of 2 within its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Account was in the 2nd, 2nd, 2nd and 3rd quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	For the one- and three-year periods, the Fund’s relative gross performance as compared to its benchmark, the Russell 3000® Index, was +2 and -1 basis points, respectively.
•	The Account received an Overall Morningstar Rating of 4 stars.

CREF Bond Market Account

•	The Account is operated as an at-cost arrangement, with no profits to TCIM. The Account’s pro forma investment management costs are expected to be 0.120% of average daily net assets for the April 24, 2015–April 30, 2016 period.
•	The Account’s actual management costs and total costs are each in the 1st quintile of its Expense Group and Expense Universe.
•	The Account was in the 4th, 5th, 4th and 3rd quintiles of its Performance Group for the one, three-, five- and ten-year periods, respectively. The Account was in the 3rd, 3rd, 3rd and 4th quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	The Account received an Overall Morningstar Rating of 3 stars.

CREF Inflation-Linked Bond Account

•	The Account is operated as an at-cost arrangement, with no profits to TCIM. The Account’s pro forma investment management costs are expected to be 0.065% of average daily net assets for the April 24, 2015–April 30, 2016 period.
•	The Account’s actual management costs and total costs are each in the 1st quintile of both its Expense Group and Expense Universe.
•	The Account was in the 2nd and 3rd quintiles of its Performance Group for the one- and three-year periods, respectively, and ranked 4 out of 5 and 2 out of 2 within its Performance Group for the five- and ten-year periods, respectively. The Account was in the 3rd, 4th, 4th and 4th quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	The Account received an Overall Morningstar Rating of 3 stars.

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Board renewal of investment management agreement (unaudited)	concluded

CREF Social Choice Account

•	The Account is operated as an at-cost arrangement, with no profits to TCIM. The Account’s pro forma investment management costs are expected to be 0.080% of average daily net assets for the April 24, 2015–April 30, 2016 period.
•	The Account’s actual management costs and total costs are each in the 1st quintile of both its Expense Group and Expense Universe.
•	The Account was in the 4th, 4th, 3rd and 4th quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Account was in the 2nd, 2nd, 2nd and 3rd quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	The Account received an Overall Morningstar Rating of 3 stars.

CREF Money Market Account

•	The Account is operated as an at-cost arrangement, with no profits to TCIM. The Account’s pro forma investment management costs are expected to be 0.065% of average daily net assets for the April 24, 2015–April 30, 2016 period.
•	The Account’s actual management costs and total costs are each in the 1st quintile of both its Expense Group and Expense Universe.
•	The Account was in the 2nd, 3rd, 5th and 2nd quintiles of its Performance Group for the one, three-, five- and ten-year periods, respectively. The Account was in the 3rd, 3rd, 3rd and 2nd quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	In order to avoid a negative yield, CREF’s administrator, Teachers Insurance and Annuity Association of America (“TIAA”), has agreed to withhold administrative and distribution expenses attributable to the Account. Through December 31, 2014, the cumulative waived amounts exceeded $147 million. Under certain circumstances, a portion of these withheld amounts contractually may be recouped by TIAA if the Account’s yield becomes positive.
•	Money market funds are not rated by Morningstar.

Based primarily on the foregoing factors and considerations, the Board renewed the Agreement for each Account.

108	2015 Semiannual Report ■ College Retirement Equities Fund

Additional information about index providers (unaudited)

Russell Indexes

The Russell 1000® Index, the Russell 1000 Growth Index and the Russell 3000® Index are trademarks/service marks of the Russell Investment Group. The Russell Investment Group is the owner of the copyrights relating to the Russell Indexes and is the source and owner of the data contained or reflected in the performance values relating to the Russell Indexes. The accounts are not promoted by, nor in any way affiliated with, the Russell Investment Group. The Russell Investment Group is not responsible for and has not reviewed the accounts nor any associated literature or publications and the Russell Investment Group makes no representation or warranty, express or implied, as to their accuracy, or completeness.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular account or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell’s publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based. RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE OR THE RESULTS OF USE OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITIES (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES. RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

MSCI Indexes

The accounts are not sponsored, endorsed, sold or promoted by MSCI Inc. (“MSCI”), any of its affiliates, any of its information providers or any other third party involved in, or related to, compiling, computing or creating any MSCI index (collectively, the “MSCI Parties”). The MSCI indexes are the exclusive property of MSCI. MSCI and the MSCI index names are service mark(s) of MSCI or its affiliates and have been licensed for use for certain purposes by Teachers Advisors, Inc. None of the MSCI parties makes any representation or warranty, express or implied, to the issuer or owners of these accounts or any other person or entity regarding the advisability of investing in accounts generally or in these accounts particularly or the ability of any MSCI index to track corresponding stock market performance. MSCI or its affiliates are the licensors of certain trademarks, service marks and trade names and of the MSCI indexes which are determined, composed and calculated by MSCI without regard to these accounts or the issuer or owners of these accounts or any other person or entity. None of the MSCI parties has any obligation to take the needs of the issuer or owners of these accounts or any other person or entity into consideration in determining, composing or calculating the MSCI indexes. None of the MSCI parties is responsible for or has participated in the determination of the timing of, prices at, or quantities of these

College Retirement Equities Fund ■ 2015 Semiannual Report	109

Additional information about index providers (unaudited)	concluded

accounts to be issued or in the determination or calculation of the equation by or the consideration into which these accounts is redeemable. Further, none of the MSCI parties has any obligation or liability to the issuer or owners of these accounts or any other person or entity in connection with the administration, marketing or offering of these accounts.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THESE ACCOUNTS, OWNERS OF THESE ACCOUNTS, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

No purchaser, seller or holder of these securities, products or accounts, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote these securities without first contacting MSCI to determine whether MSCI’s permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.

110	2015 Semiannual Report ■ College Retirement Equities Fund

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Item 6. Schedule of Investments.

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

COLLEGE RETIREMENT EQUITIES FUND

STOCK ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2015

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)
BONDS - 0.0%

CORPORATE BONDS - 0.0%

CAPITAL GOODS - 0.0%
	$31,135	j,m	PDG Realty S.A. Empreendimentos e Participacoes	0.000%	09/19/16	$0	^
			TOTAL CAPITAL GOODS			0	^

DIVERSIFIED FINANCIALS - 0.0%
	466,000	m	Asia Pacific Investment Partners	8.000	04/29/16	474
			TOTAL DIVERSIFIED FINANCIALS			474

FOOD, BEVERAGE & TOBACCO - 0.0%
	800	m	Marfrig Global Foods S.A.	1.000	07/15/15	26
			TOTAL FOOD, BEVERAGE & TOBACCO			26

UTILITIES - 0.0%
INR	36,691,125		NTPC Ltd	8.490	03/25/25	590
			TOTAL UTILITIES			590

			TOTAL CORPORATE BONDS			1,090
			(Cost $1,119)

GOVERNMENT BONDS - 0.0%

U.S. TREASURY SECURITIES - 0.0%
	$300,000		United States Treasury Note	1.750	05/15/22	294
			TOTAL U.S. TREASURY SECURITIES			294

			TOTAL GOVERNMENT BONDS			294
			(Cost $303)

			TOTAL BONDS			1,384
			(Cost $1,422)

SHARES		COMPANY
COMMON STOCKS - 99.2%

AUTOMOBILES & COMPONENTS - 2.3%
50,085		Actron Technology Corp	187
251,800		Aisan Industry Co Ltd	2,362
747,901		Aisin Seiki Co Ltd	31,800
358,200	e	Akebono Brake Industry Co Ltd	1,149
399,175	*	American Axle & Manufacturing Holdings, Inc	8,347
186,571		Amtek Auto Ltd	465
1

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
51,527		Amtek India Ltd	$191
464,337		Apollo Tyres Ltd	1,240
66,065		ARB Corp Ltd	664
52,825	*	Asahi India Glass Ltd	123
14,821		AtlasBX Co Ltd	491
78,216	e	Autoliv, Inc	9,132
10,104		Autoneum Holding AG.	1,998
136,162		Bajaj Holdings and Investment Ltd	5,431
35,855		Balkrishna Industries Ltd	402
392,759		Bayerische Motoren Werke AG.	43,013
10,434		Bayerische Motoren Werke AG. (Preference)	883
113,751		Bharat Forge Ltd	1,896
563,392		BorgWarner, Inc	32,023
12,173		Bosch Ltd	4,177
151,897		Brembo S.p.A.	6,480
925,442	e	Bridgestone Corp	34,207
5,431,900		Brilliance China Automotive Holdings Ltd	8,466
776,700	e	Byd Co Ltd	4,654
431,000		Calsonic Kansei Corp	3,065
55,824		Ceat Ltd	580
1,402,000	e	Chaowei Power Holdings Ltd	913
1,602,200		Cheng Shin Rubber Industry Co Ltd	3,547
201,858		China Motor Corp	157
2,548,758		Chongqing Changan Automobile Co Ltd	6,509
182,526	e	Cie Automotive S.A.	2,960
176,927		Compagnie Plastic-Omnium S.A.	4,526
167,067		Continental AG.	39,558
325,427		Cooper Tire & Rubber Co	11,009
86,973	*,e	Cooper-Standard Holding, Inc	5,346
26,388		Cub Elecparts, Inc	331
20,201		Dae Won Kang Up Co Ltd	85
24,400		Daido Metal Co Ltd	235
106,667	e	Daihatsu Motor Co Ltd	1,518
17,200	*	Daikyonishikawa Corp	588
1,677,297		Daimler AG. (Registered)	152,794
604,042	e	Dana Holding Corp	12,431
2,669,069		Delphi Automotive plc	227,111
497,201		Denso Corp	24,737
267,000		Depo Auto Parts Ind Co Ltd	908
16,774		Dong Ah Tire & Rubber Co Ltd	344
3,233,050		Dongfeng Motor Group Co Ltd	4,331
116,296		Dongyang Mechatronics Corp	656
75,468	*,e	Dorman Products, Inc	3,597
1,923,500		Double Coin Holdings Ltd	3,006
2,173,100		Drb-Hicom BHD	915
126,160		Drew Industries, Inc	7,320
22,100		Eagle Industry Co Ltd	514
66,000		E-Lead Electronic Co Ltd	116
87,226	e	ElringKlinger AG.	2,346
33,882		Exedy Corp	846
834,872	e	Faurecia	34,515
35,900		FCC Co Ltd	548
2

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
323,260		Federal Corp	$163
100,015	*	Federal Mogul Corp (Class A)	1,135
3,169,094	*,e	Fiat DaimlerChrysler Automobiles NV	46,491
10,740,563		Ford Motor Co	161,216
87,212		Ford Otomotiv Sanayi AS	1,167
34,168	*	Fox Factory Holding Corp	549
18,811	*,e	Fuel Systems Solutions, Inc	141
634,425		Fuji Heavy Industries Ltd	23,328
182,897	*	Futaba Industrial Co Ltd	888
760,000	*,g	Fuyao Glass Industry Group Co Ltd	1,861
5,583,675		Geely Automobile Holdings Ltd	2,977
4,230,271	*,e,m	General Motors Co	0	^
6,062,000	*,m	General Motors Co	0	^
40,684,487	*,m	General Motors Co	0	^
722,689	*,e,m	General Motors Co	0	^
85,268,000	*,e,m	General Motors Co	0	^
18,507,434	*,m	General Motors Co	0	^
26,439,191	*,m	General Motors Co	0	^
24,057,000	*,m	General Motors Co	0	^
7,950,000	*,m	General Motors Co	0	^
35,983,677	*,m	General Motors Co	0	^
2,863,042		General Motors Co	95,425
1,187,380		Gentex Corp	19,497
147,430	*	Gentherm, Inc	8,095
1,418,167		GKN plc	7,451
29,277		Global & Yuasa Battery Co Ltd	1,004
3,783		Goodyear Lastikleri Turk AS.	87
1,196,917		Goodyear Tire & Rubber Co	36,087
65,432		Grammer AG.	2,163
2,547,644	m	Great Wall Motor Co Ltd	12,489
16,100		G-Tekt Corp	157
2,881,971	e	Guangzhou Automobile Group Co Ltd	2,666
36,094		Halla Climate Control Corp	1,247
40,540		Halla Holdings Corp	1,883
81,020		Hanil E-Hwa Co Ltd	975
61,196		Hanil E-Wha Co Ltd	602
101,952		Hankook Tire Co Ltd	3,834
154,577		Harley-Davidson, Inc	8,710
82,000		Hero Honda Motors Ltd	3,248
1,694,191		Honda Motor Co Ltd	54,756
1,934,597		Hota Industrial Manufacturing Co Ltd	6,217
314,099		Hu Lane Associate, Inc	1,403
243,900	*	Hunan Tyen Machinery Co Ltd	180
74,375		Hwa Shin Co Ltd	393
10,730,000	*,e	Hybrid Kinetic Group Ltd	830
180,148		Hyundai Mobis	34,201
320,059		Hyundai Motor Co	38,963
40,677		Hyundai Motor Co Ltd (2nd Preference)	3,825
24,904		Hyundai Motor Co Ltd (Preference)	2,276
17,646		Hyundai Wia Corp	1,626
1,088,295		Isuzu Motors Ltd	14,278
1,065,438		Johnson Controls, Inc	52,771
3

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
424,896		Kayaba Industry Co Ltd	$1,471
432,603		Keihin Corp	6,199
792,775		Kenda Rubber Industrial Co Ltd	1,233
546,018		Kia Motors Corp	22,152
49,000		Kinugawa Rubber Industrial Co Ltd	266
49,836		Koito Manufacturing Co Ltd	1,940
1,455,365	*	Kongsberg Automotive ASA	1,011
121,177	*	Kumho Tire Co, Inc	789
119,500	*	Launch Tech Co Ltd	327
802,830		Lear Corp	90,126
31,889		Leoni AG.	2,015
176,964		Linamar Corp	11,493
42,000		Macauto Industrial Co Ltd	159
666,260		Magna International, Inc (Class A)	37,394
203,000		Magna International, Inc (Class A) (NY)	11,386
523,466		Mahindra & Mahindra Ltd	10,534
113,400		Mahle-Metal Leve S.A. Industria e Comercio	781
6,513		Mando Corp	726
174,769		Martinrea International, Inc	1,868
2,581,279		Mazda Motor Corp	50,513
335,781		Metair Investments Ltd	1,006
61,219		Metaldyne Performance Group, Inc	1,111
8,597		MGI Coutier	136
457,028		Michelin (C.G.D.E.) (Class B)	48,090
614,000		Minth Group Ltd	1,372
33,000		Mitsuba Corp	866
158,717		Mitsubishi Motors Corp	1,350
145,097	*	Modine Manufacturing Co	1,557
7,690	e	Montupet	555
197,260		Motherson Sumi Systems Ltd	1,603
8,283		Motonic Corp	79
47,495	*	Motorcar Parts of America, Inc	1,429
2,387		MRF Ltd	1,282
22,300	e	Musashi Seimitsu Industry Co Ltd	432
478,948		Nan Kang Rubber Tire Co Ltd	473
1,003		Nexen Corp	79
141,017		Nexen Tire Corp	1,579
2,502,000		Nexteer Automotive Group Ltd	2,605
114,344		NGK Spark Plug Co Ltd	3,167
259,554		NHK Spring Co Ltd	2,858
95,551		Nifco, Inc	4,141
51,000		Nippon Seiki Co Ltd	1,014
6,371,930		Nissan Motor Co Ltd	66,567
75,241		Nissan Shatai Co Ltd	1,029
42,100		Nissin Kogyo Co Ltd	695
293,239		NOK Corp	9,086
136,461		Nokian Renkaat Oyj	4,275
7,617		Otokar Otobus Karoseri Sanayi AS	242
349,600	e	Pacific Industrial Co Ltd	3,340
431,200		PCS Machine Group Holding PCL	99
444,217	*	Peugeot S.A.	9,161
161,436	e	Piaggio & C S.p.A.	542
4

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
21,200		Piolax Inc	$1,085
68,512		Pirelli & C S.p.A.	1,156
70,533		Porsche AG.	5,947
397,400		Press Kogyo Co Ltd	1,858
26,547,194		PT Astra International Tbk	14,052
1,755,900		PT Gajah Tunggal Tbk	112
37,283		Pyeong Hwa Automotive Co Ltd	472
8,576,000		Qingling Motors Co Ltd	2,888
96,140		Remy International, Inc	2,126
1,240,008		Renault S.A.	130,012
83,000		Riken Corp	320
40,368		S&T Daewoo Co Ltd	2,404
4,801		S&T Holdings Co Ltd	120
40,715	e	SAF-Holland S.A.	628
142,000		Sanden Corp	660
460,920	*	Sanyang Industry Co Ltd	370
34,074		Sejong Industrial Co Ltd	317
8,766	*,e	Shiloh Industries, Inc	114
283,400		Showa Corp	2,820
57,614		SL Corp	924
40,142	*,e	Sogefi S.p.A.	111
932,825		Somboon Advance Technology PCL	515
35,267	e	Spartan Motors, Inc	162
2,430,500		Sri Trang Agro-Industry PCL (Foreign)	921
38,128	*	Ssangyong Motor Co	297
72,632	e	Standard Motor Products, Inc	2,551
177,487		Stanley Electric Co Ltd	3,696
107,832	*	Stoneridge, Inc	1,263
16,451		Strattec Security Corp	1,130
803,425		Sumitomo Electric Industries Ltd	12,435
632,873		Sumitomo Rubber Industries, Inc	9,803
55,018		Sundram Fasteners Ltd	131
29,390		Sungwoo Hitech Co Ltd	251
64,939		Superior Industries International, Inc	1,189
82,498		Suzuki Motor Corp	2,784
2,143,653		T RAD Co Ltd	4,254
71,100		Tachi-S Co Ltd	1,014
61,900		Taiho Kogyo Co Ltd	822
35,200	*,e	Takata Corp	383
2,551,754		Tata Motors Ltd	17,290
52,900		Teikoku Piston Ring Co Ltd	1,588
242,460	*	Tenneco, Inc	13,927
490,635	*,e	Tesla Motors, Inc	131,618
173,898		Thor Industries, Inc	9,787
648,000		Tianneng Power International Ltd	309
575,180		Tofas Turk Otomobil Fabrik	3,925
190,263		Tokai Rika Co Ltd	4,752
152,200		Tokai Rubber Industries, Inc	1,214
347,699		Tong Yang Industry Co Ltd	368
36,500		Topre Corp	659
105,523	*	Tower International, Inc	2,749
99,400		Toyo Tire & Rubber Co Ltd	2,101
5

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
67,877		Toyoda Gosei Co Ltd	$1,636
63,000	e	Toyota Boshoku Corp	1,062
168,540		Toyota Industries Corp	9,598
5,663,802		Toyota Motor Corp	379,006
55,700		TS Tech Co Ltd	1,489
119,230		Tube Investments Of India	647
58,089		Tung Thih Electronic Co Ltd	329
47,600		Tupy S.A.	247
109,366		TVS Motor Co Ltd	419
538,566		UMW Holdings BHD	1,446
92,800		Unipres Corp	1,940
260,492		Valeo S.A.	41,205
187,707	*	Visteon Corp	19,705
186,496		Volkswagen AG.	43,182
47,795		Volkswagen AG. (Preference)	11,092
3,893	*	WABCO India Ltd	326
74,567	e	Winnebago Industries, Inc	1,759
1,776,900	*,e	Xinchen China Power Holdings Ltd	695
2,134,000		Xingda International Holdings Ltd	619
1,868,785	e	Xinyi Glass Holdings Co Ltd	992
344,544		Yamaha Motor Co Ltd	7,528
337,500		Yokohama Rubber Co Ltd	6,772
299,000		Yorozu Corp	6,596
627,646		Yulon Motor Co Ltd	728
80,000		Zhejiang Shibao Co Ltd	160
		TOTAL AUTOMOBILES & COMPONENTS	2,780,763

BANKS - 8.0%
44,189		1st Source Corp	1,508
728,030		77 Bank Ltd	4,438
363,700		Aareal Bank AG.	14,300
2,031,825		Abu Dhabi Commercial Bank PJSC	4,231
16,934		Access National Corp	329
66,847,354		Agricultural Bank of China	35,911
17,800		Aichi Bank Ltd	1,002
2,436,469		Akbank TAS	7,043
94,178		Al Khalij Commercial Bank	579
1,197,805		Albaraka Turk Katilim Bankasi AS	652
3,970,268	*	Aldermore Group plc	19,239
133,314	*	Alior Bank S.A.	3,163
390,750		Allahabad Bank	531
1,012,200		Alliance Financial Group BHD	1,177
4,262,394	*	Alpha Bank S.A.	1,286
315,270	*,m	Amagerbanken AS	0	^
32,984		American National Bankshares, Inc	785
111,789		Ameris Bancorp	2,827
32,098	e	Ames National Corp	806
1,995,204		AMMB Holdings BHD	3,185
16,077	*,e	Anchor BanCorp Wisconsin, Inc	611
385,685		Andhra Bank	411
9,022,391		Aozora Bank Ltd	34,042
87,032		Apollo Residential Mortgage	1,279
6

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
30,786		Arrow Financial Corp	$832
125,100		Ashikaga Holdings Co Ltd	539
104,160	*	Asia United Bank	169
167,005		Associated Banc-Corp	3,385
344,219		Astoria Financial Corp	4,747
3,485,876		Australia & New Zealand Banking Group Ltd	86,510
240,721		Awa Bank Ltd	1,533
443,005	*	Axis Bank Ltd	3,883
177,123	e	Banc of California, Inc	2,435
44,848	*	Banca Carige S.p.A	84
21,894,812		Banca Intesa S.p.A.	79,511
4,125,276		Banca Intesa S.p.A. RSP	13,170
468,399	*	Banca Monte dei Paschi di Siena S.p.A	913
474,148		Banca Popolare dell’Emilia Romagna Scrl	4,230
12,246,313		Banca Popolare di Milano	12,915
1,211,761		Banca Popolare di Sondrio SCARL	5,909
18,968		Bancfirst Corp	1,241
977,648		Banche Popolari Unite Scpa	7,845
173,567		Banco ABC Brasil S.A.	653
2,385,817		Banco Bilbao Vizcaya Argentaria S.A.	23,510
352,247	*	Banco BPI S.A.	404
1,318,657	*	Banco Bradesco S.A.	11,867
4,701,051	*	Banco Bradesco S.A. (Preference)	43,093
41,404,880	*,e	Banco Comercial Portugues S.A.	3,619
200,145		Banco Davivienda S.A.	2,054
65,800		Banco Daycoval S.A.	196
25,197,485		Banco de Chile	2,762
54,056		Banco de Credito e Inversiones	2,376
2,357,284		Banco de Oro Universal Bank	5,662
1,183,691		Banco de Sabadell S.A.	2,867
18,596	*,m	Banco de Sabadell S.A. (Int Shares)	45
1,993,727		Banco do Brasil S.A.	15,570
177,447		Banco do Estado do Rio Grande do Sul	509
16,063,377	*,m	Banco Espirito Santo S.A.	179
58,200	*	Banco Industrial e Comercial S.A.	145
5,662,022		Banco Itau Holding Financeira S.A.	62,318
94,941		Banco Latinoamericano de Exportaciones S.A. (Class E)	3,055
308,091	*	Banco Popolare SC	5,073
422,244		Banco Popular Espanol S.A.	2,054
1,014,603		Banco Santander Brasil S.A.	5,522
10,867,150		Banco Santander Central Hispano S.A.	76,440
65,656,558		Banco Santander Chile S.A.	3,318
482,040		BanColombia S.A. (Preference)	5,162
259,456		Bancorpsouth, Inc	6,684
131,000		Bangkok Bank PCL	689
655,700		Bangkok Bank PCL (ADR)	3,448
422,255		Bangkok Bank PCL (Foreign)	2,227
41,576,148	*,e	BANIF-Banco Internacional do Funchal S.A.	292
57,148		Bank Handlowy w Warszawie S.A.	1,519
1,149,147		Bank Hapoalim Ltd	6,185
1,906,590	*	Bank Leumi Le-Israel	8,056
399,436		Bank Millennium S.A.	696
7

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
180,957		Bank Mutual Corp	$1,388
43,338,234		Bank of America Corp	737,617
500,000		Bank of Baroda	1,132
139,401,403	e	Bank of China Ltd	90,469
1,510,000		Bank of Chongqing Co Ltd	1,442
16,864,940		Bank of Communications Co Ltd	17,554
43,491	*	Bank of Cyprus Pcl	10
1,192,201		Bank of East Asia Ltd	5,208
110,351		Bank of Georgia Holdings plc	3,380
34,652	e	Bank of Hawaii Corp	2,311
41,473,193	*	Bank of Ireland	16,788
29,900		Bank of Iwate Ltd	1,346
451,599		Bank of Kaohsiung	136
679,727		Bank of Kyoto Ltd	7,819
23,033		Bank of Marin Bancorp	1,172
1,028,711	e	Bank of Montreal	60,957
148,000	e	Bank of Nagoya Ltd	579
1,577,614	e	Bank of Nova Scotia	81,432
24,000		Bank of Okinawa Ltd	1,024
392,966		Bank of Queensland Ltd	3,867
155,541		Bank of Saga Ltd	396
297,705	e	Bank of the Ozarks, Inc	13,620
1,052,767		Bank of the Philippine Islands	2,206
157,900		Bank of the Ryukyus Ltd	2,354
1,219,512		Bank of Yokohama Ltd	7,468
150,002		Bank Pekao S.A.	7,178
12,638,304		Bank Rakyat Indonesia	9,782
33,917		Bank Zachodni WBK S.A.	3,076
64,104	e	BankFinancial Corp	755
1,909,794	*	Bankia S.A.	2,431
133,429		Bankinter S.A.	990
221,972		BankUnited	7,975
77,558		Banner Corp	3,717
6,283	e	Banque Cantonale Vaudoise	3,894
1,645,800	e	Banregio Grupo Financiero SAB de C.V.	9,529
15,437		Bar Harbor Bankshares	547
1,183,546	e	Barclays Africa Group Ltd	17,793
53,697,369		Barclays plc	220,087
1,248,620		BB&T Corp	50,332
273,263		BBCN Bancorp, Inc	4,042
15,647	*,e	BBX Capital Corp	254
30,592	*	Bear State Financial, Inc	286
367,793		Bendigo Bank Ltd	3,478
452,071	*	Beneficial Bancorp, Inc	5,646
78,370		Berkshire Hills Bancorp, Inc	2,232
75,235	*	Blue Hills Bancorp, Inc	1,053
60,874		BNC Bancorp	1,177
1,318,949		BNP Paribas	80,037
9,639,537		BOC Hong Kong Holdings Ltd	40,120
41,841	*,e	BofI Holding, Inc	4,423
26,256	e	BOK Financial Corp	1,827
285,070		Boston Private Financial Holdings, Inc	3,823
8

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
12,442		BRE Bank S.A.	$1,364
44,863		Bridge Bancorp, Inc	1,197
40,532	*	Bridge Capital Holdings	1,208
309,096		Brookline Bancorp, Inc	3,490
69,481		Bryn Mawr Bank Corp	2,096
648,553		BS Financial Group, Inc	8,246
23,108	*	BSB Bancorp, Inc	511
5,923,222		Bumiputra-Commerce Holdings BHD	8,582
17,563	*,e	C1 Financial, Inc	340
23,702		Camden National Corp	917
615,740	e	Canadian Imperial Bank of Commerce/Canada	45,389
78,716	e	Canadian Western Bank	1,813
64,856	*,e	Capital Bank Financial Corp	1,885
40,550		Capital City Bank Group, Inc	619
26,960		Capitec Bank Holdings Ltd	1,075
384,800		Capitol Federal Financial	4,633
88,949		Cardinal Financial Corp	1,938
147,425	*	Cascade Bancorp	764
305,505		Cathay General Bancorp	9,914
115,871		Centerstate Banks of Florida, Inc	1,565
139,088		Central Pacific Financial Corp	3,303
13,150		Century Bancorp, Inc	535
5,240,754		Chang Hwa Commercial Bank	3,006
48,389		Charter Financial Corp	601
131,185		Chemical Financial Corp	4,337
1,237,266		Chiba Bank Ltd	9,422
53,000		Chiba Kogyo Bank Ltd	401
10,197,010		China Citic Bank	8,119
160,897,791		China Construction Bank	146,764
15,806,661		China Development Financial Holding Corp	5,989
8,197,000		China Everbright Bank Co Ltd	4,910
7,225,760		China Merchants Bank Co Ltd	20,988
7,144,694		China Minsheng Banking Corp Ltd	9,349
24,340,497		Chinatrust Financial Holding Co	19,172
170,000		Chong Hing Bank Ltd	519
19,573,014	e	Chongqing Rural Commercial Bank	15,656
131,805		Chugoku Bank Ltd	2,077
310,126		CIT Group, Inc	14,418
12,729,588		Citigroup, Inc	703,182
35,938	e	Citizens & Northern Corp	739
710,146		Citizens Financial Group, Inc	19,394
43,892	e	City Holding Co	2,162
38,216		City National Corp	3,454
112,773		City Union Bank Ltd	179
114,132		Clifton Bancorp, Inc	1,597
49,297		CNB Financial Corp	907
104,249		CoBiz, Inc	1,363
189,118		Columbia Banking System, Inc	6,154
27,765		Comdirect Bank AG.	284
168,842		Comerica, Inc	8,665
79,647		Commerce Bancshares, Inc	3,725
129,463		Commercial Bank of Qatar QSC	1,952
9

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
2,398,588		Commercial International Bank	$17,598
7,091,194	*	Commerzbank AG.	90,651
1,372,905		Commonwealth Bank of Australia	90,031
131,829	e	Community Bank System, Inc	4,979
52,983		Community Trust Bancorp, Inc	1,848
39,449	*	CommunityOne Bancorp	425
113,500	e	ConnectOne Bancorp, Inc	2,444
231,260,672		CorpBanca S.A.	2,553
79,217		Credicorp Ltd (NY)	11,005
4,794,909		Credit Agricole S.A.	71,588
83,830		Credito Emiliano S.p.A.	691
7,005,640		Criteria CaixaBank S.A.	32,599
59,833	*	CU Bancorp	1,326
118,237		Cullen/Frost Bankers, Inc	9,291
69,662	*	Customers Bancorp, Inc	1,873
291,970	e	CVB Financial Corp	5,142
1,414,235		Dah Sing Banking Group Ltd	3,091
518,464	e	Dah Sing Financial Holdings Ltd	3,398
291,000		Daishi Bank Ltd	1,228
432,927		Danske Bank AS	12,727
2,471,334		DBS Group Holdings Ltd	37,919
1,346,033	*	Development Credit Bank Ltd	2,750
139,319		Dewan Housing Finance Corp Ltd	919
173,414		DGB Financial Group Co Ltd	1,816
110,719		Dime Community Bancshares	1,876
558,863		DNB NOR Holding ASA	9,307
191,562		Doha Bank QSC	2,790
1,118,502		Dubai Islamic Bank PJSC	2,070
7,285,097		E.Sun Financial Holding Co Ltd	4,862
84,674	*,e	Eagle Bancorp, Inc	3,722
1,234,267		East West Bancorp, Inc	55,320
417,200	*	EastWest Banking Corp	180
143,000		Eighteenth Bank Ltd	438
28,175	e	Enterprise Bancorp, Inc	660
74,347		Enterprise Financial Services Corp	1,693
410,513	*	Erste Bank der Oesterreichischen Sparkassen AG.	11,696
158,537	*	Essent Group Ltd	4,336
10,475,135	*	Eurobank Ergasias SA	1,399
392,283		EverBank Financial Corp	7,708
3,851,853		Far Eastern International Bank	1,355
20,101	*	Farmers Capital Bank Corp	571
71,692	*	FCB Financial Holdings, Inc	2,280
42,238		Federal Agricultural Mortgage Corp (Class C)	1,227
2,362,959		Federal Bank Ltd	5,478
61,970		Fidelity Southern Corp	1,081
2,530,623		Fifth Third Bancorp	52,688
67,470		Financial Institutions, Inc	1,676
209,401		FinecoBank Banca Fineco S.p.A	1,551
84,423		First Bancorp (NC)	1,408
538,799	*	First Bancorp (Puerto Rico)	2,597
36,040	e	First Bancorp, Inc	701
241,212	e	First Busey Corp	1,585
10

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
14,428	e	First Business Financial Services, Inc	$676
35,736		First Citizens Bancshares, Inc (Class A)	9,400
261,469		First Commonwealth Financial Corp	2,507
59,574		First Community Bancshares, Inc	1,085
63,527		First Connecticut Bancorp	1,008
33,808		First Defiance Financial Corp	1,269
162,997		First Financial Bancorp	2,924
179,939	e	First Financial Bankshares, Inc	6,233
45,377		First Financial Corp	1,623
8,739,826		First Financial Holding Co Ltd	5,354
8,182	e	First Financial Northwest, Inc	102
2,700,627		First Gulf Bank PJSC	11,144
422,324		First Horizon National Corp	6,618
138,900		First International Bank Of Israel Ltd	1,979
78,479		First Interstate Bancsystem, Inc	2,177
106,159		First Merchants Corp	2,622
370,209		First Midwest Bancorp, Inc	7,023
12,700	e	First National Financial Corp	201
40,264	*	First NBC Bank Holding Co	1,450
329,463		First Niagara Financial Group, Inc	3,110
45,846		First of Long Island Corp	1,271
367,692		First Republic Bank	23,176
450,468		FirstMerit Corp	9,383
59,573	*	Flagstar Bancorp, Inc	1,101
105,150		Flushing Financial Corp	2,209
587,013		FNB Corp	8,406
52,828		Fox Chase Bancorp, Inc	894
12,405	*	Franklin Financial Network, Inc	285
676,412		Fukuoka Financial Group, Inc	3,506
334,965		Fulton Financial Corp	4,375
175,392	e	Genworth MI Canada, Inc	4,606
997,991	e	Genworth Mortgage Insurance Australia Ltd	2,413
44,871		German American Bancorp, Inc	1,321
1,106,104	*	Get Bank S.A.	403
588,956	*	Getin Holding S.A.	260
302,809		Glacier Bancorp, Inc	8,909
27,303		Great Southern Bancorp, Inc	1,151
220,424		Great Western Bancorp, Inc	5,314
24,099	*	Green Bancorp, Inc	370
120,974		Gruh Finance Ltd	497
2,983,870		Grupo Aval Acciones y Valores	1,460
5,488,238		Grupo Financiero Banorte S.A. de C.V.	30,113
3,574,607		Grupo Financiero Inbursa S.A.	8,101
2,081,757	e	Grupo Financiero Santander Mexico SAB de C.V.	3,846
63,827		Guaranty Bancorp	1,054
1,024,859		Gunma Bank Ltd	7,562
370,116		Hachijuni Bank Ltd	2,791
129,070	*,e	Hampton Roads Bankshares, Inc	268
332,622		Hana Financial Group, Inc	8,650
212,949		Hancock Holding Co	6,795
767,588		Hang Seng Bank Ltd	14,992
155,614	e	Hanmi Financial Corp	3,865
11

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
307,530	*	HDFC Bank Ltd	$5,148
16,495	*	HDFC Bank Ltd (ADR)	998
45,729	e	Heartland Financial USA, Inc	1,702
76,999		Heritage Commerce Corp	740
116,652		Heritage Financial Corp	2,085
19,861		Heritage Financial Group	599
74,559		Heritage Oaks Bancorp	587
324,000		Higashi-Nippon Bank Ltd	1,172
226,331		Higo Bank Ltd	1,473
775,252	*	Hilltop Holdings, Inc	18,676
2,705		Hingham Institution for Savings	311
191,647		Hiroshima Bank Ltd	1,144
256,000		Hokkoku Bank Ltd	938
556,000		Hokuetsu Bank Ltd	1,157
889,947		Hokuhoku Financial Group, Inc	2,100
192,769		Home Bancshares, Inc	7,048
65,288	e	Home Capital Group, Inc	2,262
55,749		HomeStreet, Inc	1,272
105,184	*	HomeTrust Bancshares, Inc	1,763
512,797		Hong Leong Bank BHD	1,819
324,012		Hong Leong Credit BHD	1,301
29,183		Horizon Bancorp	728
3,230,428		Housing Development Finance Corp	65,710
16,511,194		HSBC Holdings plc	147,848
260,000		HSBC Holdings plc (Hong Kong)	2,334
6,765,113		Hua Nan Financial Holdings Co Ltd	3,892
9,250,438		Hudson City Bancorp, Inc	91,394
41,936		Hudson Valley Holding Corp	1,183
4,068,333		Huntington Bancshares, Inc	46,013
535,692		Hyakugo Bank Ltd	2,654
247,000		Hyakujushi Bank Ltd	883
120,956	e	IBERIABANK Corp	8,253
1,975,821		ICICI Bank Ltd	9,588
22,814	e	ICICI Bank Ltd (ADR)	238
22,332	*	Impac Mortgage Holdings, Inc	427
73,715	e	Independent Bank Corp (MA)	3,456
72,308		Independent Bank Corp (MI)	981
42,683		Independent Bank Group, Inc	1,831
124,614		Indian Bank	278
193,599		IndusInd Bank Ltd	2,651
147,060,566		Industrial & Commercial Bank of China	116,696
741,013		Industrial Bank of Korea	9,586
161,617		International Bancshares Corp	4,343
6,241,682		Investors Bancorp, Inc	76,773
541,290	*,m	Irish Bank Resolution Corp Ltd	0	^
1,039,573	*	Israel Discount Bank Ltd	1,994
120,000		Itau Unibanco Banco Multiplo S.A. (ADR)	1,314
197,745		Iyo Bank Ltd	2,428
406,618		Jammu & Kashmir Bank Ltd	641
329,517		JB Financial Group Co Ltd	1,957
319,900		Jimoto Holdings Inc	567
845,525		Joyo Bank Ltd	4,734
12

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
12,873,907		JPMorgan Chase & Co	$872,336
315,555		Juroku Bank Ltd	1,290
70,313	*	Jyske Bank	3,531
256,000		Kagoshima Bank Ltd	1,849
96,100		Kansai Urban Banking Corp	1,167
67,700		Kanto Tsukuba Bank Ltd	227
815,612		Karnataka Bank Ltd	1,852
81,430	*	Karur Vysya Bank Ltd	620
130,500		Kasikornbank PCL	728
474,300		Kasikornbank PCL - NVDR	2,646
1,858,306		Kasikornbank PCL (Foreign)	10,365
904,263		KB Financial Group, Inc	29,866
268,645		KBC Groep NV	18,009
243,384	*	Kearny Financial Corp	2,716
730,000		Keiyo Bank Ltd	3,835
6,965,503		Keycorp	104,622
337,632		Kiatnakin Bank PCL	352
763,000		King’s Town Bank	662
163,200		Kiyo Bank Ltd	2,490
18,970	*	KJB Financial Group Co Ltd	130
40,881		Komercni Banka AS	9,062
3,640,270		Krung Thai Bank PCL (Foreign)	1,843
125,029		Ladder Capital Corp	2,169
149,153		Lakeland Bancorp, Inc	1,773
69,849		Lakeland Financial Corp	3,029
28,848	e	Laurentian Bank of Canada	1,112
162,217		LegacyTexas Financial Group, Inc	4,899
17,782	*	LendingTree, Inc	1,398
4,031,728		LH Financial Group PCL	223
3,738,826	*	Liberbank S.A.	2,723
538,879		LIC Housing Finance Ltd	3,810
50,262,446		Lloyds TSB Group plc	67,462
63,456	e	M&T Bank Corp	7,928
13,790	e	Macatawa Bank Corp	73
75,262		MainSource Financial Group, Inc	1,652
11,080,348		Malayan Banking BHD	26,830
577,802		Malaysia Building Society	259
5,646,074	*,m	Marfin Popular Bank Public Co Ltd	63
423,227		Masraf Al Rayan	5,379
223,088		MB Financial, Inc	7,683
23,705,357		Mega Financial Holding Co Ltd	21,352
68,921		Mercantile Bank Corp	1,476
16,900		Merchants Bancshares, Inc	559
147,916	*	Meridian Bancorp, Inc	1,984
38,276		Meta Financial Group, Inc	1,643
2,281,723		Metropolitan Bank & Trust	4,756
1,187,850	*,e	MGIC Investment Corp	13,518
30,278	e	Midsouth Bancorp, Inc	462
22,123		MidWestOne Financial Group, Inc	728
68,000		Mie Bank Ltd	160
223,000		Minato Bank Ltd	572
22,128,979		Mitsubishi UFJ Financial Group, Inc	159,206
13

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
8,472,361		Mitsui Trust Holdings, Inc	$38,758
368,000		Miyazaki Bank Ltd	1,376
30,064		Mizrahi Tefahot Bank Ltd	373
17,594,063		Mizuho Financial Group, Inc	38,069
82,768		Musashino Bank Ltd	3,266
260,928		Nanto Bank Ltd	933
2,287,158		National Australia Bank Ltd	58,744
109,778		National Bank Holdings Corp	2,287
712,868		National Bank of Abu Dhabi PJSC	2,131
916,637		National Bank of Canada	34,434
1,926,132	*	National Bank of Greece S.A.	2,120
24,044	e	National Bankshares, Inc	704
15,829	*	National Commerce Corp	408
420,785		National Penn Bancshares, Inc	4,746
99,558	*,e	Nationstar Mortgage Holdings, Inc	1,673
2,601,524		Natixis	18,776
129,191		NBT Bancorp, Inc	3,381
384,645		Nedbank Group Ltd	7,638
308,433	e	New York Community Bancorp, Inc	5,669
116,499		NewBridge Bancorp	1,040
1,611,300		Nishi-Nippon City Bank Ltd	4,642
231,629	*,e	NMI Holdings, Inc	1,858
1,883,958		Nordea Bank AB	23,496
1,072,100		North Pacific Bank Ltd	4,786
194,557		Northfield Bancorp, Inc	2,928
11,020	e	Northrim BanCorp, Inc	282
310,647		Northwest Bancshares, Inc	3,982
47,484		OceanFirst Financial Corp	886
426,984	*,e	Ocwen Financial Corp	4,355
171,210	e	OFG Bancorp	1,827
552,000		Ogaki Kyoritsu Bank Ltd	2,015
155,000		Oita Bank Ltd	660
5,618	e	Old Line Bancshares, Inc	89
328,185	e	Old National Bancorp	4,746
77,122	*	Old Second Bancorp, Inc	509
250,169		OneSavings Bank plc	1,238
72,290		Opus Bank	2,615
197,327		Oriental Bank of Commerce	519
219,691	e	Oritani Financial Corp	3,526
666,205	e	OTP Bank	13,167
4,417,285		Oversea-Chinese Banking Corp	33,359
83,106		Pacific Continental Corp	1,124
107,244	*	Pacific Premier Bancorp, Inc	1,819
318,068		PacWest Bancorp	14,873
12,909	e	Palmetto Bancshares, Inc	255
301,753		Paragon Group of Cos plc	1,962
34,445	e	Park National Corp	3,009
173,819		Park Sterling Bank	1,252
63,191		Peapack Gladstone Financial Corp	1,404
16,074	e	Penns Woods Bancorp, Inc	709
54,598		Pennsylvania Commerce Bancorp, Inc	1,427
35,756	*	PennyMac Financial Services, Inc	648
14

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
65,829		Peoples Bancorp, Inc	$1,536
25,923	e	Peoples Financial Services Corp	1,027
286,720	e	People’s United Financial, Inc	4,648
3,067,276	*	Philippine National Bank	4,687
1,091,437	*	Piccolo Credito Valtellinese Scarl	1,448
153,765		Pinnacle Financial Partners, Inc	8,360
6,088,031	*	Piraeus Bank S.A.	2,247
762,255		PNC Financial Services Group, Inc	72,910
96,281	*	Popular, Inc	2,779
1,019,879		Powszechna Kasa Oszczednosci Bank Polski S.A.	8,432
51,552		Preferred Bank	1,549
200,737		PrivateBancorp, Inc	7,993
286,061		Prosperity Bancshares, Inc	16,517
167,097		Provident Financial Services, Inc	3,173
66,336,700		PT Bank Bukopin Tbk	3,280
12,779,887		PT Bank Central Asia Tbk	12,906
2,902,802		PT Bank Danamon Indonesia Tbk	935
20,732,800		PT Bank Jabar Banten Tbk	1,273
13,534,668		PT Bank Mandiri Persero Tbk	10,174
9,414,113		PT Bank Negara Indonesia	3,732
44,500,000	*	PT Bank Pan Indonesia Tbk	3,667
33,999,900		PT Bank Pembangunan Daerah Jawa Timur Tbk	1,212
20,116,794		PT Bank Tabungan Negara Tbk	1,790
3,092,309		Public Bank BHD	15,343
56,347		Qatar Islamic Bank SAQ	1,660
259,583		Qatar National Bank	13,735
31,868		QCR Holdings, Inc	693
588,635	e	Radian Group, Inc	11,043
40,565	*,e	Raiffeisen International Bank Holding AG.	590
2,386,188		Regions Financial Corp	24,721
89,280	e	Renasant Corp	2,911
34,074		Republic Bancorp, Inc (Class A)	876
22,874	*,e	Republic First Bancorp, Inc	79
2,919,235		Resona Holdings, Inc	15,922
622,598		RHB Capital BHD	1,216
368,120		Rizal Commercial Banking Corp	328
5,200	*,m	Roskilde Bank	0	^
76,701		Royal Bank of Canada	4,690
2,418,385	e	Royal Bank of Canada (Toronto)	147,891
2,248,750	*	Royal Bank of Scotland Group plc	12,434
105,724		S&T Bancorp, Inc	3,128
69,950	e	Sandy Spring Bancorp, Inc	1,957
143,000		San-In Godo Bank Ltd	1,379
5,816,307		Sberbank of Russian Federation (ADR)	30,330
72,057	*	Seacoast Banking Corp of Florida	1,139
475,550		Security Bank Corp	1,703
312,903	*	Sekerbank TAS	191
244,580		Senshu Ikeda Holdings, Inc	1,109
88,948		ServisFirst Bancshares, Inc	3,342
547,293		Seven Bank Ltd	2,534
2,876,283	*,g	Shawbrook Group plc	16,527
221,000		Shiga Bank Ltd	1,190
15

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
793,758		Shinhan Financial Group Co Ltd	$29,545
8,572,179		Shinsei Bank Ltd	17,275
591,400		Shizuoka Bank Ltd	6,173
1,984,500		Siam Commercial Bank PCL (Foreign)	9,115
50,318		Sierra Bancorp	871
473,240	*	Signature Bank	69,278
122,570		Simmons First National Corp (Class A)	5,722
9,744,575		SinoPac Financial Holdings Co Ltd	4,310
4,382,964		Skandinaviska Enskilda Banken AB (Class A)	56,064
661,128		Societe Generale	31,023
2,578,170		South Indian Bank Ltd	957
101,464		South State Corp	7,710
71,897	e	Southside Bancshares, Inc	2,102
82,770		Southwest Bancorp, Inc	1,540
193,380		Spar Nord Bank A/s	2,140
262,107		Sparebanken Midt-Norge	2,187
206,916		Sparebanken Nord-Norge	1,090
43,833	*	Square Financial, Inc	1,199
3,161	e	St Galler Kantonalbank	1,165
1,572,436		Standard Bank Group Ltd	20,692
1,699,712		Standard Chartered plc	27,220
150,805	e	State Bank & Trust Co	3,272
27,740		State Bank of Bikaner & Jaip	233
2,092,901		State Bank of India	8,624
424,538	e	Sterling Bancorp/DE	6,241
42,069		Stock Yards Bancorp, Inc	1,590
44,250		Stonegate Bank	1,313
39,496	*,e	Stonegate Mortgage Corp	398
38,418		Suffolk Bancorp	986
3,735,442		Sumitomo Mitsui Financial Group, Inc	166,299
29,708	*	Sun Bancorp, Inc	572
782,295		SunTrust Banks, Inc	33,654
476,390		Suruga Bank Ltd	10,205
516,471		Susquehanna Bancshares, Inc	7,293
216,410	*	SVB Financial Group	31,159
473,084		Svenska Handelsbanken AB	6,906
1,755,689		Swedbank AB (A Shares)	40,933
258,848		Sydbank AS	9,887
424,094		Syndicate Bank	653
270,249		Synovus Financial Corp	8,329
2,024,383	*	Ta Chong Bank Co Ltd	705
3,820,436		Taichung Commercial Bank	1,313
8,767,685		Taishin Financial Holdings Co Ltd	3,653
2,180,696	*	Taiwan Business Bank	672
7,737,811		Taiwan Cooperative Financial Holding	4,049
143,452		Talmer Bancorp Inc	2,403
2,062,403		TCF Financial Corp	34,257
1,164,257		TCS Group Holding plc (ADR)	3,376
97,770	*	Tekstil Bankasi AS.	76
24,251		Territorial Bancorp, Inc	588
126,996	*	Texas Capital Bancshares, Inc	7,904
118,225		TFS Financial Corp	1,989
16

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
2,076,500		Thanachart Capital PCL	$2,041
92,083	*	The Bancorp, Inc	855
1,129,880		Tisco Bank PCL	1,538
9,563,500		TMB Bank PCL (Foreign)	661
229,000		Tochigi Bank Ltd	1,304
392,000		Toho Bank Ltd	1,751
57,200		Tokyo TY Financial Group, Inc	1,943
356,700		Tomony Holdings, Inc	1,631
47,463		Tompkins Trustco, Inc	2,550
3,624,115		Toronto-Dominion Bank	153,902
391,000		Towa Bank Ltd	383
129,063	e	TowneBank	2,102
63,768		Trico Bancshares	1,534
98,390	*,e	Tristate Capital Holdings, Inc	1,272
54,636	*	Triumph Bancorp, Inc	718
402,823	e	Trustco Bank Corp NY	2,832
289,573		Trustmark Corp	7,234
246,609	*,g	TSB Banking Group plc	1,315
4,117,496		Turkiye Garanti Bankasi AS	12,842
729,277		Turkiye Halk Bankasi AS	3,359
2,693,748		Turkiye Is Bankasi (Series C)	5,665
2,508,538		Turkiye Sinai Kalkinma Bankasi AS	1,588
840,045		Turkiye Vakiflar Bankasi Tao	1,350
129,873		UMB Financial Corp	7,405
753,644	e	Umpqua Holdings Corp	13,558
4,228,875		UniCredit S.p.A	28,422
172,200		Union Bank of India	399
1,410,396	*	Union Bank Of Taiwan	478
158,809		Union Bankshares Corp	3,691
189,028	e	United Bankshares, Inc	7,605
236,427		United Community Banks, Inc	4,934
133,466		United Community Financial Corp	714
175,016		United Financial Bancorp, Inc (New)	2,354
1,294,345		United Overseas Bank Ltd	22,145
63,961		Univest Corp of Pennsylvania	1,302
5,403,768	e	US Bancorp	234,524
29,179		Valiant Holding	2,842
610,774	e	Valley National Bancorp	6,297
503,817		Vijaya Bank	317
2,757,412	*	Virgin Money Holdings UK plc	19,073
2,925,481		VTB Bank OJSC (GDR)	7,994
72,328	*	Walker & Dunlop, Inc	1,934
255,976		Washington Federal, Inc	5,977
43,498	e	Washington Trust Bancorp, Inc	1,717
89,632	e	Waterstone Financial, Inc	1,183
304,903		Webster Financial Corp	12,059
22,453,888		Wells Fargo & Co	1,262,807
121,683		WesBanco, Inc	4,140
52,134	e	West Bancorporation, Inc	1,034
74,216	e	Westamerica Bancorporation	3,759
312,784	*	Western Alliance Bancorp	10,560
4,482,234		Westpac Banking Corp	110,899
17

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
337,427		Wilshire Bancorp, Inc	$4,262
204,360		Wintrust Financial Corp	10,909
335,310		Woori Bank	2,941
84,307		WSFS Financial Corp	2,306
75,015	*	Yadkin Financial Corp	1,572
278,000	e	Yamagata Bank Ltd	1,214
228,492	e	Yamaguchi Financial Group, Inc	2,845
347,000		Yamanashi Chuo Bank Ltd	1,640
897,569		Yapi ve Kredi Bankasi	1,319
210,395		Yes Bank Ltd	2,785
1,058,813		Zions Bancorporation	33,601
		TOTAL BANKS	9,869,437

CAPITAL GOODS - 7.4%
3,106,275	n	3M Co	479,298
235,825		A.O. Smith Corp	16,975
107,372		Aalberts Industries NV	3,193
117,419		Aaon, Inc	2,644
108,912	e	AAR Corp	3,471
1,355,103		ABB Ltd	28,401
439,368	e	Abengoa S.A.	1,465
225,821	e	Abengoa S.A. (B Shares)	712
3,581,282		Aboitiz Equity Ventures, Inc	4,614
365,000		AcBel Polytech, Inc	285
166,931	*	Accuride Corp	643
158,164		ACS Actividades Construccion y Servicios S.A.	5,102
195,472		Actuant Corp (Class A)	4,513
199,973		Acuity Brands, Inc	35,991
200,000		Adani Enterprises Ltd	285
41,461		Aditya Birla Nuvo Ltd	1,162
300,000		Advan Co Ltd	3,978
97,369		Advanced Drainage Systems, Inc	2,856
82,796	*	Advanced Lithium Electrochemistry Co Ltd	86
213,947	*,e	Aecom Technology Corp	7,077
54,595	e	Aecon Group, Inc	557
181,817	*	Aegion Corp	3,444
579,530	*,e	AerCap Holdings NV	26,537
166,384	*,e	Aerojet Rocketdyne Holdings, Inc	3,429
110,043	*,e	Aerovironment, Inc	2,870
13,256	e	AFG Arbonia-Forster Hldg	251
14,888	e	AG Growth International Inc	558
395,880	e	AGCO Corp	22,478
47,382		AIA Engineering Ltd	748
49,999		Aica Kogyo Co Ltd	1,161
30,700		Aichi Corp	182
188,800		Aida Engineering Ltd	2,070
587,028		Air Lease Corp	19,900
172,535		Aircastle Ltd	3,911
114,683		Airtac International Group	719
61,125		Akfen Holding AS.	160
62,038		Alamo Group, Inc	3,390
67,663		Alarko Holding AS	91
18

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
94,748		Albany International Corp (Class A)	$3,771
54,357		Alfa Laval AB	957
4,247,329		Alfa S.A. de C.V. (Class A)	8,115
952,135		Allegion plc	57,261
2,540,664		Alliance Global Group, Inc	1,223
6,224		Allied Motion Technologies, Inc	140
880,496		Allison Transmission Holdings, Inc	25,763
31,744		Alstom Projects India Ltd	358
229,180	*	Alstom RGPT	6,510
90,117	*	Alstom T&D India Ltd	757
74,399		Altra Holdings, Inc	2,022
236,536		Amada Co Ltd	2,497
57,178		Amara Raja Batteries Ltd	792
64,568	*	Ameresco, Inc	494
26,179	e	American Railcar Industries, Inc	1,273
21,086	e	American Science & Engineering, Inc	924
103,256	*,e	American Woodmark Corp	5,664
515,198		Ametek, Inc	28,223
28,334		Andritz AG.	1,569
107,182		Apogee Enterprises, Inc	5,642
196,763		Applied Industrial Technologies, Inc	7,802
2,686,001	*	Arabtec Holding Co	1,902
5,723	*	ARC Group Worldwide, Inc	30
65,408		Arcadis NV	1,799
70,627	*,e	Arcam AB	1,212
113,790		Argan, Inc	4,589
30,062	*	Armstrong World Industries, Inc	1,602
269,953	*	ArvinMeritor, Inc	3,542
51,800		Asahi Diamond Industrial Co Ltd	584
1,616,911	e	Asahi Glass Co Ltd	9,707
2,077,614		Ashok Leyland Ltd	2,363
3,131,786		Ashtead Group plc	53,976
1,630,647		Assa Abloy AB	30,698
231,536	e	Astaldi S.p.A.	2,148
49,837		Astec Industries, Inc	2,084
28,802		Astral Polytechnik Ltd	176
51,278	*	Astronics Corp	3,635
788,016		Asunaro Aoki Construction Co Ltd	5,489
185,578		Atlas Copco AB (A Shares)	5,192
89,787		Atlas Copco AB (B Shares)	2,237
92,328	*	ATS Automation Tooling Systems, Inc	1,130
2,565,070		Austal Ltd	3,644
362,783	*,e	Aveng Ltd	172
3,004,000	*,e	AVIC International Holding HK Ltd	453
2,641,843	e	AviChina Industry & Technology Co	2,578
69,894		AZZ, Inc	3,621
47,727		B&B Tools AB	682
200,087		Babcock & Wilcox Co	6,563
34,877	e	Badger Daylighting Ltd	731
6,212,558		BAE Systems plc	44,019
678,673		Balfour Beatty plc	2,580
125,466	*,e	Ballard Power Systems, Inc	259
19

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
162,000		Bando Chemical Industries Ltd	$675
458,000		Baoye Group Co Ltd	351
578,128		Barloworld Ltd	4,588
254,153		Barnes Group, Inc	9,909
7,508		Bauer AG.	129
13,302		BayWa AG.	450
145,258		BE Aerospace, Inc	7,975
56	*	Beacon Power Corp	0	^
133,349	*	Beacon Roofing Supply, Inc	4,430
571,441		Beijing Enterprises Holdings Ltd	4,294
583,000	g	Beijing Urban Construction Design & Development Group Co Ltd	493
9,938		BEML Ltd	189
2,117,500		Berjaya Corp BHD	230
1,237,000		BES Engineering Corp	331
337,310		Besalco S.A.	152
722,126		Bharat Heavy Electricals	2,807
371,136		Bidvest Group Ltd	9,391
62,554		Biesse S.p.A.	1,043
96,414	e	Bird Construction Income Fund	860
144,696		Bizlink Holdings Inc	776
275,400		BJC Heavy Industries PCL	58
441,800		BJC Heavy Industries PCL-F	94
226,724	*	Blount International, Inc	2,476
6,033	*	Blue Bird Corp	78
21,573		Blue Star Ltd	112
23,088		Bobst Group AG.	1,062
409,862		Bodycote plc	4,338
2,088,815		Boeing Co	289,760
626,000	e	Boer Power Holdings Ltd	1,329
434,000	e	Bolina Holding Co Ltd	152
1,726,423	e	Bombardier, Inc	3,110
168,309		Boskalis Westminster	8,262
13,988		Bossard Holding AG.	1,613
116,091		Bouygues S.A.	4,340
159,496	e	Bradken Ltd	176
62,806		Brenntag AG.	3,604
129,680		Briggs & Stratton Corp	2,498
6,572	e	Bucher Industries AG.	1,635
22,548		Budimex S.A.	978
126,156	*	Builders FirstSource, Inc	1,620
120,500		Bunka Shutter Co Ltd	950
307,672		Bunzl plc	8,393
47,907		Burckhardt Compression Holding AG.	18,147
11,374		Burkhalter Holding AG.	1,326
312,888		Byucksan Corp	2,575
373,021		CAE, Inc	4,441
366,360		Caesarstone Sdot-Yam Ltd	25,110
431,200		Cahya Mata Sarawak BHD	589
73,802	*	CAI International, Inc	1,520
352,667	*,e	Capstone Turbine Corp	145
12,856		Carbone Lorraine	315
20

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
139,969	e	Cardno Ltd	$349
35,194		Cargotec Corp (B Shares)	1,337
1,527,824	e	Carillion plc	8,202
132,805		Carlisle Cos, Inc	13,296
909,739	e	Caterpillar, Inc	77,164
564,300		CB Industrial Product Holding BHD	299
20,124		CCL International Ltd	40
1,156,327		Central Glass Co Ltd	4,842
6,287		CENTROTEC Sustainable AG.	100
38,502	*	Century Plyboards India Ltd	118
2,803	*	Cera Sanitaryware Ltd	86
1,260,000	*	CGN Mining Co Ltd	136
610,575		CH Karnchang PCL	491
152,300		Changchai Co Ltd	138
71,400	e	Changsha Zoomlion Heavy Industry Science and Technology Development Co Ltd	46
85,892	*	Chart Industries, Inc	3,071
25,880	*	Cheil Industries, Inc	4,117
253,110		Chemring Group plc	875
550,300	*,m	Chengde Nanjiang Co Ltd	205
190,347	e	Chicago Bridge & Iron Co NV	9,525
369,410		Chicony Power Technology Co Ltd	509
1,894,500	e	China Aircraft Leasing Group Holdings Ltd	2,496
12,200,000	*	China Automation Group Ltd	2,016
13,769,476		China Communications Construction Co Ltd	20,560
725,000		China Conch Venture Holdings Ltd	1,663
2,560,000	*,e	China Dynamics Holdings Ltd	191
31,000		China Ecotek Corp	73
1,640,000		China Energine International Holdings Ltd	209
314,150		China Fangda Group Co Ltd	329
1,716,000	*	China High Speed Transmission Equipment Group Co Ltd	1,487
3,501,000	*,e	China Huarong Energy Co Ltd	303
587,905		China International Marine Containers Group Co Ltd	1,511
1,021,000		China Lesso Group Holdings Ltd	830
1,795,000		China Machinery Engineering Corp	1,933
2,412,863		China Railway Construction Corp	3,725
4,762,697		China Railway Group Ltd	5,135
1,833,400	e	China Singyes Solar Technologies Holdings Ltd	2,348
2,248,656	e	China State Construction International Holdings Ltd	4,045
1,475,600		Chip Eng Seng Corp Ltd	838
34,939	e	Chiyoda Corp	309
38,500		Chiyoda Integre Co Ltd	1,073
19,094,000		Chongqing Machinery & Electric Co Ltd	4,008
69,100		Chudenko Corp	1,326
606,375		Chung Hsin Electric & Machinery Manufacturing Corp	350
179,593		CIMIC Group Ltd	3,009
354,162	*	CIR-Compagnie Industriali Riunite S.p.A.	377
81,347		CIRCOR International, Inc	4,436
2,530,084		Citic Pacific Ltd	4,537
2,577,000	*,e	Citic Resources Holdings Ltd	711
15,830		CJ Corp	4,194
3,307,220		CK Hutchison Holdings Ltd	48,623
21

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
200,200		CKD Corp	$2,294
170,097		Clarcor, Inc	10,587
278,327	e	CNH Industrial NV	2,540
195,266		Coastal Contracts BHD	142
299,737		Cobham plc	1,238
372,834	*	Cofide S.p.A.	185
182,475	*,e	Colfax Corp	8,421
64,663		Columbus McKinnon Corp	1,617
104,509		Comfort Systems USA, Inc	2,398
66,609	*	Commercial Vehicle Group, Inc	480
2,209,962		Compagnie de Saint-Gobain	99,761
18,111		Compagnie d’Entreprises CFE	2,251
142,200		COMSYS Holdings Corp	2,115
95,178		Concentric AB	1,128
837,300		Concepcion Industrial Corp	1,058
3,790,000	*,e	Concord New Energy Group Ltd	288
73,386	*,e	Consolidated Infrastructure Group Ltd	192
1,852	e	Construcciones y Auxiliar de Ferrocarriles S.A.	550
189,546	*	Continental Building Products Inc	4,016
1,087,450		Continental Engineering Corp	352
900		Conzzeta AG.	615
1,080,000	e	Cosco Corp Singapore Ltd	385
18,685		Cosel Co Ltd	226
11,567	*	COSON Co Ltd	422
195,460		Costain Group plc	1,007
87,533		Cramo Oyj (Series B)	1,689
123,570	e	Crane Co	7,257
618,475		Crompton Greaves Ltd	1,575
5,125		CS Wind Corp	147
428,590		CSBC Corp Taiwan	208
5,445,301	e	CSR Corp Ltd	8,354
635,629		CTCI Corp	1,028
97,541		Cubic Corp	4,641
412,656		Cummins, Inc	54,136
194,279		Curtiss-Wright Corp	14,074
34,031		Daelim Industrial Co	2,498
57,141		Daesang Holdings Co Ltd	1,321
7,457		Daetwyler Holding AG.	886
121,847	*	Daewoo Engineering & Construction Co Ltd	674
56,862		Daewoo International Corp	1,314
114,100		Daewoo Shipbuilding & Marine Engineering Co Ltd	1,357
81,700		Daifuku Co Ltd	1,257
93,641		Daihen Corp	478
64,000		Daiichi Jitsugyo Co Ltd	342
162,675		Daikin Industries Ltd	11,694
23,600		Daiwa Industries Ltd	155
50,000		Dalian Refrigeration Co Ltd	64
1,444,820		Danaher Corp	123,662
12,308		Danieli & Co S.p.A.	250
94,152		Danieli & Co S.p.A. (RSP)	1,428
102,178		DCC plc	8,024
314,568	e	Deere & Co	30,529
22

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
39,200		Denyo Co Ltd	$635
410,020		Deutz AG.	2,350
32,061	e	Dialight plc	257
4,292,256		Dialog Group BHD	1,807
278,001	*	DigitalGlobe, Inc	7,726
223,511		Diploma plc	2,838
73,022	*	DIRTT Environmental Solutions	378
9,293		Discount Investment Corp	16
4,647,560		DMCI Holdings, Inc	1,360
931,329	*	Dogan Sirketler Grubu Holdings	209
92,853		Donaldson Co, Inc	3,324
27,148	*	Dong Yang Gang Chul Co Ltd	195
19,100		Dongfang Electric Co Ltd	36
26,169		Dongkuk Structures & Construction Co Ltd	78
21,157		Doosan Corp	2,066
21,971	*	Doosan Engine Co Ltd	110
48,928		Doosan Heavy Industries and Construction Co Ltd	1,051
131,039	*	Doosan Infracore Co Ltd	1,149
128,017		Douglas Dynamics, Inc	2,750
173,336		Dover Corp	12,165
33,779	*	Ducommun, Inc	867
92,365		Duerr AG.	8,604
72,391	e	Duro Felguera S.A.	295
52,776	*,e	DXP Enterprises, Inc	2,454
170,641	*	Dycom Industries, Inc	10,042
19,818		Dynamic Materials Corp	218
2,017,800		Dynasty Ceramic PCL	220
858		e Tec E&C Ltd	160
2,301,289		Eaton Corp	155,314
689,828		Ebara Corp	3,338
930,900		EEI Corp	203
10,877		Eicher Motors Ltd	3,342
98,694		Eiffage S.A.	5,496
62,720		Elbit Systems Ltd	4,923
1,801		Electra Israel Ltd	228
58,000	*	ElSwedy Cables Holding Co	362
37,911	*,g	Eltel AB	432
219,428		EMCOR Group, Inc	10,482
566,923		Emerson Electric Co	31,425
745,784		Empresa Brasileira de Aeronautica S.A.	5,675
516,300	*,e	Empresas ICA Sociedad Controladora S.A. de C.V.	394
64,009		Encore Wire Corp	2,835
43,581	*,e	Energy Recovery, Inc	119
120,851		EnerSys	8,495
86,503		Engility Holdings, Inc	2,176
176,755		Engineers India Ltd	630
1,664,434		Enka Insaat ve Sanayi AS	3,166
55,625	*,e	Enphase Energy, Inc	423
63,320		EnPro Industries, Inc	3,623
444,000	e	Enric Energy Equipment Holdings Ltd	377
30,000	*	EPCO Co Ltd	515
7,526	*,e	Erickson Air-Crane, Inc	33
23

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
72,661		ESCO Technologies, Inc	$2,718
83,293	*	Esterline Technologies Corp	7,941
630,088		European Aeronautic Defence and Space Co	41,042
3,298,000		EVA Precision Industrial Holdings Ltd	969
22,585	*,e	FACC AG.	160
9,633		Faiveley S.A.	726
172,941		Fanuc Ltd	35,386
672,000		Far East Global Group Ltd	159
6,683,964		Far Eastern Textile Co Ltd	7,080
592,750	e	Fastenal Co	25,002
9,740,000	*,e	FDG Electric Vehicles Ltd	890
257,216		Federal Signal Corp	3,835
1,265		Feintool International Holding AG.	118
192,074		Fenner plc	625
2,044,356		Ferreyros S.A.	913
691,572	e	Ferrovial S.A.	15,025
478,828	*,e	Fincantieri S.p.A	363
728,289	*	Finmeccanica S.p.A.	9,161
394,074	e	Finning International, Inc	7,411
139,765		Finolex Cables Ltd	547
378,000	e	First Tractor Co	296
58,455		Flowserve Corp	3,078
491,827	e	FLSmidth & Co AS	23,634
176,965		Fluor Corp	9,381
128,468	*,e	Fomento de Construcciones y Contratas S.A.	1,310
912,168		Fortune Brands Home & Security, Inc	41,796
728,130		Foshan Electrical and Lighting Co Ltd	746
129,130		Franklin Electric Co, Inc	4,175
72,884		Freightcar America, Inc	1,522
160,800	e	Fudo Tetra Corp	261
705,915	*,e	FuelCell Energy, Inc	690
929,438		Fuji Electric Holdings Co Ltd	3,997
250,592		Fuji Machine Manufacturing Co Ltd	2,622
809,978		Fujikura Ltd	4,528
69,200		Fujitec Co Ltd	861
118,000		Fukuda Corp	768
39,200		Fukushima Industries Corp	718
101,423	*	Furmanite Corp	824
368,000		Furukawa Co Ltd	655
972,000		Furukawa Electric Co Ltd	1,731
110,919		Futaba Corp/Chiba	2,010
230,837		Galliford Try plc	6,307
386,017	*	Gamesa Corp Tecnologica S.A.	6,098
2,016,451		Gamuda BHD	2,494
89,310		GATX Corp	4,747
33,098		GEA Group AG.	1,477
20,105		Geberit AG.	6,703
13,300		Gecoss Corp	137
185,777	*,e	Generac Holdings, Inc	7,385
133,756		General Cable Corp	2,639
1,459,911		General Dynamics Corp	206,855
32,304,385		General Electric Co	858,328
24

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
8,815	*,e	General Finance Corp	$46
4,345		Georg Fischer AG.	2,987
2,664		Gesco AG.	219
111,587	*	Gibraltar Industries, Inc	2,273
8,100	*	Giken Seisakusho Co, Inc	128
41,875		Gildemeister AG.	1,511
131,123		Global Brass & Copper Holdings, Inc	2,230
72,078	e	Global Power Equipment Group, Inc	559
126,656		Glory Ltd	3,747
1,333,498		GMR Infrastructure Ltd	293
50,607		Gorman-Rupp Co	1,421
73,615		Graco, Inc	5,229
314,336	*	GrafTech International Ltd	1,559
513,940		Grafton Group plc	6,265
26,664		Graham Corp	546
104,594		Granite Construction, Inc	3,714
164,420	*	Great Lakes Dredge & Dock Corp	980
68,627		Greaves Cotton Ltd	137
77,544	e	Greenbrier Cos, Inc	3,633
107,268	e	Griffon Corp	1,708
74,410	*	Grontmij (ADR)	357
190,149		Group Five Ltd	445
520,261		Grupo Carso S.A. de C.V. (Series A1)	2,168
159,100	*	Grupo Rotoplas SAB de C.V.	301
58,889	*	GS Engineering & Construction Corp	1,411
367,000		GS Yuasa Corp	1,441
394,500		Gunkul Engineering PCL	314
3,180,000	e	Guodian Technology & Environment Group Corp Ltd	479
351,977	e	GWA International Ltd	617
85,792		H&E Equipment Services, Inc	1,713
799,360		Haitian International Holdings Ltd	1,877
132,440		Haldex AB	1,749
242,244	*	Halim Co Ltd	1,014
15,187	*	Halla Engineering & Construction Corp	67
549,730		Hangzhou Steam Turbine Co	1,134
55,873	*	Hanjin Heavy Industries & Construction Co Ltd	244
2,063,395		Hanwa Co Ltd	9,685
3,156,000		Harbin Power Equipment	2,472
23,200	e	Harmonic Drive Systems, Inc	455
388,778		Harsco Corp	6,415
361,037		Havells India Ltd	1,600
514,900		Hazama Ando Corp	2,788
19,837	*	HC2 Holdings, Inc	178
523,467	*	HD Supply Holdings, Inc	18,416
124,957	e	HEICO Corp	7,285
87,105	*	HEICO Corp (Class A)	4,422
246,714	*,e	Heidelberger Druckmaschinen	547
115,036	*	Hellenic Technodomiki Tev S.A.	215
292,578		HellermannTyton Group plc	1,580
77,729	e	Hexagon Composites ASA	256
67,526		Hexcel Corp	3,359
16,300		Hibiya Engineering Ltd	219
25

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
217,088		Hillenbrand, Inc	$6,665
431,613	*	Hindustan Construction Co	168
329,289		Hino Motors Ltd	4,071
19,300		Hisaka Works Ltd	175
95,391		Hitachi Construction Machinery Co Ltd	1,670
113,000		Hitachi Koki Co Ltd	942
176,800		Hitachi Zosen Corp	1,007
216,529		Hiwin Technologies Corp	1,424
4,432,000	*,e	HKC Holdings Ltd	168
4,368		Hochtief AG.	339
554,835		Hock Seng Lee BHD	272
12,700		Homag Group AG.	495
5,241,277		Honeywell International, Inc	534,453
173,000		Hong Leong Asia Ltd	159
1,015,300		Hopewell Holdings	3,717
45,200		Hoshizaki Electric Co Ltd	2,659
106,347		Hosken Consolidated Investments Ltd	1,330
57,919	e	Houston Wire & Cable Co	575
2,171,000		Hsin Chong Construction Group Ltd	258
81,780	*,g	HSS Hire Group plc	173
370,000		HUA ENG Wire & Cable	107
109,800		Huangshi Dongbei Electrical Appliance Co Ltd	222
186,347		Hubbell, Inc (Class B)	20,178
24,703		Huber & Suhner AG.	1,084
58,821		Hudaco Industries Ltd	629
331,216		Huntington Ingalls	37,292
26,543		Hurco Cos, Inc	919
7,013		Hy-Lok Corp	243
27,129		Hyster-Yale Materials Handling, Inc	1,879
49,430		Hyundai Corp	1,589
62,519		Hyundai Development Co	3,704
7,338	*	Hyundai Elevator Co Ltd	497
208,706		Hyundai Engineering & Construction Co Ltd	7,667
43,718		Hyundai Heavy Industries	4,340
12,616		Hyundai Mipo Dockyard	731
23,586	*	Hyundai Rotem Co Ltd	428
64,700		Idec Corp	583
89,124		IDEX Corp	7,003
1,779,607		IJM Corp BHD	3,076
417,967		Illinois Tool Works, Inc	38,365
78,165		IMARKETKOREA, Inc	2,102
86,330		IMI plc	1,526
14,577		Implenia AG.	815
1,118,199		Impregilo S.p.A.	5,109
12,771		IMS-Intl Metal Service	253
47,010		Inaba Denki Sangyo Co Ltd	1,635
74,384		Inabata & Co Ltd	813
68,621		Indus Holding AG.	3,458
45,001		Industria Macchine Automatiche S.p.A.	2,097
183,924		Industries Qatar QSC	7,233
35,140		Indutrade AB	1,617
6,440	*	Ingersoll-Rand India Ltd	98
26

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,160,082		Ingersoll-Rand plc	$78,213
65,375		Insteel Industries, Inc	1,223
72,811		Interpump Group S.p.A.	1,175
295,567		Interserve plc	3,064
98,486	e	Invicta Holdings Ltd	567
51,130		Inwido AB	557
57,400		Iochpe-Maxion S.A.	233
876,060		IRB Infrastructure Developers Ltd	3,204
8,288		IS Dongseo Co Ltd	540
158,000	e	Iseki & Co Ltd	312
1,546	*	ISGEC Heavy Engineering Ltd	143
284,000		I-Sheng Electric Wire & Cable Co Ltd	384
4,534,301		Ishikawajima-Harima Heavy Industries Co Ltd	21,112
1,469,250	*	Italian-Thai Development PCL	347
2,149,533		Itochu Corp	28,389
107,368		ITT Corp	4,492
64,128	*	IVRCL Infrastructures & Projects Ltd	11
168,000	e	Iwatani International Corp	1,065
81,035	*	Jacobs Engineering Group, Inc	3,292
277,027		Jain Irrigation Systems Ltd	290
9,100		Jamco Corp	299
154,604		Japan Pulp & Paper Co Ltd	425
347,000		Japan Steel Works Ltd	1,434
4,295,266		JG Summit Holdings (Series B)	6,830
71,481		JGC Corp	1,349
8,868,000		Jiangnan Group Ltd	2,548
730,000		Jingwei Textile Machinery	959
125,414		John Bean Technologies Corp	4,714
800,153	m	John Keells Holdings plc	1,219
145,695	*,g	John Laing Group plc	493
420,375		Johnson Electric Holdings Ltd	1,353
190,177	e	Joy Global, Inc	6,884
1,068,091		JTEKT Corp	20,198
29,000	e	Juki Corp	390
15,783		Jungheinrich AG.	1,070
2,616	*	JVM Co Ltd	144
59,484		Kadant, Inc	2,808
45,383		Kajaria Ceramics Ltd	520
140,724		Kajima Corp	661
29,139		Kalpataru Power Transmission Ltd	119
227,700	*	Kama Co Ltd	250
90,960		Kaman Corp	3,815
30,600		Kamei Corp	286
31,000		Kanamoto Co Ltd	786
481,000		Kandenko Co Ltd	3,004
472,000		Kanematsu Corp	826
5,843	*	Kardex AG.	351
17,900		Katakura Industries Co Ltd	195
48,000		Kato Works Co Ltd	282
2,113,171		Kawasaki Heavy Industries Ltd	9,850
295,571	e	KBR, Inc	5,758
6,713		KCC Corp	2,954
27

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
53,931		KCI Konecranes Oyj	$1,572
390,146		Keihan Electric Railway Co Ltd	2,272
70,303		Keller Group plc	1,130
10,712		Kendrion NV	313
896,583		Kennametal, Inc	30,591
22,300		Kepler Weber S.A.	193
2,706,507		Keppel Corp Ltd	16,496
90,235	*,e	KEYW Holding Corp	841
219,542		Kier Group plc	4,904
432,000		Kinden Corp	5,713
129,700		King Slide Works Co Ltd	1,730
156,544		Kingspan Group plc	3,780
102,000		Kinik Co	194
126,565		KION Group AG.	6,072
338,000		Kitz Corp	1,689
97,624	e	Kloeckner & Co AG.	882
72,261	*	KLX, Inc	3,189
693,994		KOC Holding AS	3,209
798,969		Komatsu Ltd	16,030
3,118		Komax Holding AG.	527
164,990		Komori Corp	2,241
239,556		Kone Oyj (Class B)	9,724
219,090	e	Koninklijke BAM Groep NV	931
1,439,615		Koninklijke Philips Electronics NV	36,743
48,854		Korea Aerospace Industries Ltd	3,477
7,044		Korea Cast Iron Pipe Industries Co Ltd	107
16,433		Korea Electric Terminal Co Ltd	1,361
119,384	*	Kratos Defense & Security Solutions, Inc	752
40,761	e	Krones AG.	4,259
552,158		Kubota Corp	8,755
100,752	e	KUKA AG.	8,392
335,000		Kumagai Gumi Co Ltd	987
17,795	*	Kumho Industrial Co Ltd	225
52,000	*	Kung Long Batteries Industrial Co Ltd	256
163,000		Kuo Toong International Co Ltd	245
135,498		Kurita Water Industries Ltd	3,156
120,479		Kuroda Electric Co Ltd	2,242
101,300		Kyokuto Kaihatsu Kogyo Co Ltd	1,101
294,700		Kyowa Exeo Corp	3,429
125,000		Kyudenko Corp	2,245
4,213		Kyung Dong Navien Co Ltd	111
250,590		L-3 Communications Holdings, Inc	28,412
2,565		Lakshmi Machine Works Ltd	148
602,263		Larsen & Toubro Ltd	16,834
11,347	*	Lawson Products, Inc	266
52,772	*,e	Layne Christensen Co	472
60,347		LB Foster Co (Class A)	2,089
53,796		Legrand S.A.	3,028
261,746		Lennox International, Inc	28,187
295,233		LG Corp	16,333
25,844		LG Hausys Ltd	3,447
153,682		LG International Corp	5,351
28

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
118,054		Lincoln Electric Holdings, Inc	$7,188
65,994	e	Lindab International AB	559
33,777	e	Lindsay Manufacturing Co	2,969
15,812		LISI	444
412,265		LIXIL Group Corp	8,178
8,913	*,e	LMI Aerospace, Inc	89
807,795		Lockheed Martin Corp	150,169
5,516,000		Lonking Holdings Ltd	1,101
72,142		LS Cable Ltd	2,806
14,320		LS Industrial Systems Co Ltd	586
72,040		LSI Industries, Inc	673
228,000	*	Luoyang Glass Co Ltd	181
47,609	*,e	Lydall, Inc	1,407
33,861		Mabuchi Motor Co Ltd	2,142
35,629		MacDonald Dettwiler & Associates Ltd	2,604
288,000		Maeda Corp	1,996
14,900	e	Maeda Kosen Co Ltd	132
60,000		Maeda Road Construction Co Ltd	1,104
32,938		Magellan Aerospace Corp	450
97,298	*,e	Maire Tecnimont S.p.A	316
294,748		Makino Milling Machine Co Ltd	2,972
32,607		Makita Corp	1,766
932,500		Malaysian Resources Corp BHD	291
10,412		MAN AG.	1,073
23,657	*,e	Manitex International, Inc	181
10,596		Manitou BF S.A.	201
2,532,078		Manitowoc Co, Inc	49,629
8,830		Mannai Corp QSC	270
395,500		Marcopolo S.A.	295
1,883,059		Marubeni Corp	10,806
3,355,150		Masco Corp	89,482
103,655	*	Masonite International Corp	7,267
194,436	*	Mastec, Inc	3,863
32,000		Max Co Ltd	343
564,474		Meggitt plc	4,133
176,000		Meidensha Corp	661
1,128,049		Melrose Industries plc	4,384
11,000	*	METAWATER Co Ltd	280
24,306		Metka S.A.	199
19,771		Metso Oyj	543
86,018	*,e	Meyer Burger Technology AG.	740
71,003		Micron Machinery Co Ltd	2,689
173,430	*	Middleby Corp	19,464
29,291		Miller Industries, Inc	584
376,000		Mills Estruturas e Servicos de	816
635,000		Minebea Co Ltd	10,483
595,100		Miraito Holdings Corp	6,935
283,800		MISUMI Group, Inc	4,029
1,879,794		Mitsubishi Corp	41,325
2,267,757		Mitsubishi Electric Corp	29,283
4,568,952		Mitsubishi Heavy Industries Ltd	27,774
29,300		Mitsubishi Nichiyu Forklift Co Ltd	147
29

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
105,700		Mitsuboshi Belting Co Ltd	$837
1,957,764		Mitsui & Co Ltd	26,598
880,900		Mitsui Engineering & Shipbuilding Co Ltd	1,524
80,300		Miura Co Ltd	929
3,438,230		MMC Corp BHD	2,287
380,584	e	Monadelphous Group Ltd	2,745
68,600	e	MonotaRO Co Ltd	3,011
165,514	*	Moog, Inc (Class A)	11,699
344,176		Morgan Crucible Co plc	1,765
104,600		Mori Seiki Co Ltd	2,017
31,300		Morita Holdings Corp	306
77,018	e	Mota Engil SGPS S.A.	197
117,136		Mota-Engil Africa NV	881
512,085	*	MRC Global, Inc	7,907
107,582		MSC Industrial Direct Co (Class A)	7,506
61,833		MTU Aero Engines Holding AG.	5,819
198,449		Mueller Industries, Inc	6,890
785,030		Mueller Water Products, Inc (Class A)	7,144
943,400		Muhibbah Engineering M BHD	567
1,116,126		Murray & Roberts Holdings Ltd	1,179
107,251	*	MYR Group, Inc	3,320
19,627		Nabtesco Corp	492
155,332		Nachi-Fujikoshi Corp	915
995,312		Nagarjuna Construction Co	1,226
278,400		Nagase & Co Ltd	3,837
47,000		Nak Sealing Technologies Corp	142
101,100		Namura Shipbuilding Co Ltd	866
311,851		National Central Cooling Co PJSC	126
12,775	e	National Presto Industries, Inc	1,026
143,400	*,e	Navistar International Corp	3,245
297,967		NCC AB (B Shares)	9,100
78,834	*	NCI Building Systems, Inc	1,188
11,300		NEC Capital Solutions Ltd	174
34,273	*	Neff Corp	346
91,261	e	New Flyer Industries, Inc	1,131
28,165	*,e	Nexans S.A.	1,059
539,954		NGK Insulators Ltd	13,894
83,494		Nibe Industrier AB (Series B)	2,266
117,000	e	Nichias Corp	725
12,400		Nichiden Corp	309
26,400		Nichiha Corp	405
73,925		Nidec Corp	5,532
139,000		Nippo Corp	2,383
35,800		Nippon Densetsu Kogyo Co Ltd	630
243,000		Nippon Koei Co Ltd	956
283,000		Nippon Road Co Ltd	1,412
311,730	e	Nippon Sharyo Ltd	840
858,000	*,e	Nippon Sheet Glass Co Ltd	911
232,450		Nippon Steel Trading Co Ltd	848
60,000		Nippon Thompson Co Ltd	336
856,000		Nishimatsu Construction Co Ltd	3,207
33,200		Nishio Rent All Co Ltd	830
30

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
339,000		Nisshinbo Industries, Inc	$3,789
55,000		Nissin Electric Co Ltd	390
44,500		Nitta Corp	1,233
149,000	*	Nitto Boseki Co Ltd	657
82,947		Nitto Kogyo Corp	1,867
10,073		Nitto Kohki Co Ltd	228
23,610		NKT Holding AS	1,354
48,930		NN, Inc	1,249
1,847,271		Noble Group Ltd	1,041
47,394		Nolato AB (B Shares)	1,082
63,649	*	Nordex AG.	1,525
146,540		Nordson Corp	11,414
239,919		Noritake Co Ltd	558
28,600		Noritz Corp	539
74,488		NORMA Group	3,766
27,078	*	Nortek, Inc	2,251
919,770		Northrop Grumman Corp	145,903
31,861	*,e	Northwest Pipe Co	649
58,755	*,e	NOW, Inc	1,170
427,054		NSK Ltd	6,585
985,000		NTN Corp	6,188
12,261	*	NV5 Holdings, Inc	297
2,234,567		NWS Holdings Ltd	3,230
12,300		Obara Corp	661
917,754		Obayashi Corp	6,692
43,822	e	Obrascon Huarte Lain S.A.	748
201,090		OC Oerlikon Corp AG.	2,462
5,616	e	OHB AG.	109
133,600		Oiles Corp	2,536
37,100		Okabe Co Ltd	291
152,641		Okuma Holdings, Inc	1,722
163,000		Okumura Corp	832
8,639	e	Omega Flex, Inc	325
55,369	*	Orascom Construction Ltd	713
261,663		Orbital ATK, Inc	19,196
37,000		Organo Corp	157
84,604	*	Orion Marine Group, Inc	611
75,600		OSG Corp	1,621
83,477		Oshkosh Truck Corp	3,538
123,100	e	OSJB Holdings Corp	250
67,876		Osram Licht AG.	3,247
157,534	e	Outotec Oyj	1,015
3,288,864		Owens Corning, Inc	135,666
1,181,577		Paccar, Inc	75,396
19,989	e	Palfinger AG.	611
310,277		Pall Corp	38,614
317,974		Parker Hannifin Corp	36,990
40,823	*	Patrick Industries, Inc	1,553
167,816		Peab AB (Series B)	1,240
52,253		Pentair plc	3,592
277,300		Penta-Ocean Construction Co Ltd	1,145
5,479		PER Aarsleff A.S.	1,878
31

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
99,647	*	Perini Corp	$2,150
9,734		Pfeiffer Vacuum Technology AG.	867
252,044	*	Pgt, Inc	3,657
13,381		Pinguely-Haulotte	243
20,705		Pkc Group Oyj	458
3,582		Plasson	122
464,914	*,e	Plug Power, Inc	1,139
76,187	*	Ply Gem Holdings, Inc	898
338,600	*	Polyplex PCL	100
120,645	*	Polypore International, Inc	7,224
29,220		Porr AG.	931
27,991		Powell Industries, Inc	984
13,200	*,e	Power Solutions International, Inc	713
75,483	*,e	PowerSecure International, Inc	1,114
191,503		Precision Castparts Corp	38,276
10,577		Preformed Line Products Co	399
106,677	e	Primoris Services Corp	2,112
595,254	*	Promotora y Operadora de Infraestructura SAB de C.V.	6,377
120,590	*,e	Proto Labs, Inc	8,137
36,501		Prysmian S.p.A.	789
8,978,200		PT Adhi Karya Persero Tbk	1,356
7,236,600		PT Arwana Citramulia Tbk	288
1,200,000		PT Asahimas Flat Glass Tbk	645
2,803,600	*,m	PT Inovisi Infracom Tbk	25
1,990,000		PT Pembangunan Perumahan Tbk	516
3,344,200	*	PT Sitara Propertindo Tbk	119
10,738,700		PT Surya Semesta Internusa Tbk	775
4,063,100		PT Total Bangun Persada Tbk	251
4,050,061		PT United Tractors Tbk	6,177
3,095,000		PT Waskita Karya Persero Tbk	351
1,953,100		PT Wijaya Karya	366
1,868,214		QinetiQ plc	6,578
112,046		Quanex Building Products Corp	2,401
122,611	*	Quanta Services, Inc	3,534
2,813		R Stahl AG.	116
72,000		Raito Kogyo Co Ltd	583
171,993		Ramirent Oyj	1,256
137,100		Randon Participacoes S.A.	142
4,816		Rational AG.	1,769
215,687		Raubex Group Ltd	359
99,402		Raven Industries, Inc	2,021
316,160		Raytheon Co	30,250
62,134		RBC Bearings, Inc	4,459
1,074,917		Rechi Precision Co Ltd	1,031
98,800		Regal-Beloit Corp	7,172
565,667		Reunert Ltd	3,083
49,232	*,e	Revolution Lighting Technologies, Inc	57
2,560,061		Rexel S.A.	41,311
283,771	*	Rexnord Corp	6,785
38,801		Rheinmetall AG.	1,968
480,583		Rich Development Co Ltd	184
3,158		Rieter Holding AG.	499
32

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
252,488		Rockwell Automation, Inc	$31,470
1,596,379		Rockwell Collins, Inc	147,426
6,888	e	Rockwool International AS (B Shares)	1,033
1,422,638		Rolls-Royce Group plc	19,432
214,500,762	*,a,m	Rolls-Royce Holdings plc	337
532,680		Roper Industries, Inc	91,866
857,552		Rotork plc	3,135
88,460	*,e	Royal Imtech NV	365
168,000		Ruentex Engineering & Construction Co	301
94,559	*	Rush Enterprises, Inc (Class A)	2,478
224,710		Russel Metals, Inc	4,089
1,016,000		Ryobi Ltd	3,963
18,667		S&T Dynamics Co Ltd	214
63,473		Saab AB (Class B)	1,551
320,717	*,e	Sacyr Vallehermoso S.A.	1,221
115,374		Sadbhav Engineering Ltd	526
763,749		Safran S.A.	51,904
69,650		Saft Groupe S.A.	2,720
563,151		Salfacorp S.A.	379
6,548		Sam Yung Trading Co Ltd	125
6,057	*	Samho International Co Ltd	145
4,430		Sammok S-Form Co Ltd	108
195,177		Samsung Corp	11,583
29,638	*	Samsung Engineering Co Ltd	838
164,863		Samsung Heavy Industries Co Ltd	2,514
36,559		Samsung Techwin Co Ltd	960
94,203		San Shing Fastech Corp	224
2,167,743		Sandvik AB	23,965
46,400		Sanki Engineering Co Ltd	366
50,000		Sanko Gosei Ltd	231
26,500		Sankyo Tateyama, Inc	447
353,000		Sanwa Shutter Corp	2,970
850,000	*,e	Sany Heavy Equipment International	236
152,000		Sanyo Denki Co Ltd	1,218
16,628		Schindler Holding AG.	2,720
12,087		Schindler Holding AG. (Registered)	1,974
40,029	*	Schneider Electric Infrastructure Ltd	132
323,719		Schneider Electric S.A.	22,414
2,349		Schweiter Technologies AG.	1,892
86,532		Seibu Holdings, Inc	2,004
130,400		Sekisui Jushi Corp	1,696
1,171,001	e	SembCorp Industries Ltd	3,380
728,343	e	SembCorp Marine Ltd	1,534
11,988		Semperit AG. Holding	494
568,838		Senior plc	2,563
495	*	Sensata Technologies Holding BV	26
16,646		SFS Group AG.	1,210
279,200	*,e	SGL Carbon AG.	4,506
230,508	*	SGSB Group Co Ltd	299
100,200	*	Shanghai Automation Instrumentation Co Ltd	182
312,380		Shanghai Diesel Engine Co Ltd	321
3,139,304	e	Shanghai Electric Group Co Ltd	2,559
33

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
215,100		Shanghai Erfangji Co Ltd	$235
856,600		Shanghai Highly Group Co Ltd	780
1,963,695	e	Shanghai Industrial Holdings Ltd	6,649
518,000		Shanghai Prime Machinery Co Ltd	135
13,200		Shibuya Kogyo Co Ltd	237
478,221		Shikun & Binui Ltd	1,074
79,600		Shima Seiki Manufacturing Ltd	1,268
671,451		Shimizu Corp	5,651
872,000		Shin Zu Shing Co Ltd	2,644
262,590		Shinmaywa Industries Ltd	2,404
19,400		SHO-BOND Holdings Co Ltd	810
9,100		Showa Aircraft Industry Co Ltd	91
851,716		Siam Future Development PCL	147
1,216,333		Siemens AG.	123,058
132,600		Siemens India Ltd	2,805
2,931	e	SIFCO Industries, Inc	44
553,960		SIG plc	1,744
3,648,811		Sime Darby BHD	8,238
113,921		Simpson Manufacturing Co, Inc	3,873
1,522,000		Singamas Container Holdings Ltd	276
1,220,587		Singapore Technologies Engineering Ltd	2,988
649,457		Sino Thai Engineering & Construction PCL	447
3,843,287		Sinopec Engineering Group Co Ltd	3,556
1,994,500	e	Sinotruk Hong Kong Ltd	1,203
860,030		Sintex Industries Ltd	1,354
86,900		Sintokogio Ltd	770
20,227		SK Corp	3,585
132,895		SK Networks Co Ltd	1,069
979,112		Skanska AB (B Shares)	19,841
938,619		SKF AB (B Shares)	21,417
19,956		SKF India Ltd	444
11,268	*	SLM Solutions Group AG.	250
223,151		SM Investments Corp	4,428
28,192		SMC Corp	8,484
94,519		Smiths Group plc	1,675
388,672		Snap-On, Inc	61,896
310,447		SNC-Lavalin Group, Inc	10,429
284,016	*	SOCAM Development Ltd	232
41,700	e	Sodick Co Ltd	341
3,544,900		Sojitz Holdings Corp	8,609
5,407	e	Solar Holdings AS (B Shares)	295
113,736	*,e	SolarCity Corp	6,091
27,393	*,e	Sparton Corp	748
733,487		Speedy Hire plc	815
215,487		Spirax-Sarco Engineering plc	11,493
733,606	*	Spirit Aerosystems Holdings, Inc (Class A)	40,429
559,716		SPX Corp	40,518
114,400	*	Sriracha Construction PCL	90
65,480		Standex International Corp	5,234
388,655		Stanley Works	40,902
33,700		Star Micronics Co Ltd	574
25,129	*,e	Sterling Construction Co, Inc	101
34

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
42,152	*,e	Stock Building Supply Holdings, Inc	$824
946,120		STP & I PCL	479
564,000	*,e	STX OSV Holdings Ltd	238
4,315	e	Sulzer AG.	444
1,510,468		Sumitomo Corp	17,581
15,600		Sumitomo Densetsu Co Ltd	224
7,342,537		Sumitomo Heavy Industries Ltd	42,765
799,800		Sumitomo Mitsui Construction C	1,045
18,538,302	*	Summit Ascent Holdings Ltd	10,183
61,808	e	Sun Hydraulics Corp	2,356
16,459		Sung Kwang Bend Co Ltd	175
93,000		Sunspring Metal Corp	151
164,255	*,m	Sunway Construction Group BHD	70
3,078,346	*	Suzlon Energy Ltd	1,070
354,000		Syncmold Enterprise Corp	649
170,000		Tadano Ltd	2,539
8,557	*	Taewoong Co Ltd	126
35,183	*	Taeyoung Engineering & Construction	184
98,102	*,m	Taihan Electric Wire Co Ltd	0	^
127,000		Taihei Dengyo Kaisha Ltd	1,253
141,000		Taihei Kogyo Co Ltd	762
26,300		Taikisha Ltd	634
1,861,121		Taisei Corp	10,685
607,316		Taiwan Glass Industrial Corp	292
82,929		Takara Standard Co Ltd	587
138,700		Takasago Thermal Engineering Co Ltd	1,682
10,700		Takeuchi Manufacturing Co Ltd	613
66,000		Takuma Co Ltd	420
92,329	e	TAL International Group, Inc	2,918
18,619		Tarkett S.A.	402
359,212	*,e	Taser International, Inc	11,965
271,000		Tat Hong Holdings Ltd	102
34,400		Tatsuta Electric Wire and Cable Co Ltd	143
359,800	*	Tebrau Teguh BHD	101
1,159,600	*,e	Tech Pro Technology Development Ltd	1,173
4,834,443		Teco Electric and Machinery Co Ltd	3,753
17,600		Teikoku Sen-I Co Ltd	251
109,234		Tekfen Holding AS	186
218,000	e	Tekken Corp	648
142,394	*	Teledyne Technologies, Inc	15,024
89,723		Tennant Co	5,863
2,200,904		Terex Corp	51,171
44,229	*	Texmaco Rail & Engineering Ltd	87
164,162	e	Textainer Group Holdings Ltd	4,270
2,922,434		Textron, Inc	130,428
413,783		Thales S.A.	25,001
31,993	*,e	The ExOne Company	355
44,023		Thermax Ltd	723
134,961	*	Thermon Group Holdings	3,249
180,192		THK Co Ltd	3,889
265,581		Timken Co	9,712
13,811		Timken India Ltd	125
35

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
131,148	e	Titan International, Inc	$1,409
48,001	*,e	Titan Machinery, Inc	707
12,325	*	TK Corp	113
133,649		TKH Group NV	5,614
156,000		Toa Corp/Tokyo	252
12,900		Tocalo Co Ltd	301
364,000		Toda Corp	1,671
60,000		Toenec Corp	373
225,700	e	Tokai Corp	918
175,460		Tokyu Construction Co Ltd	1,251
695,788		Tong-Tai Machine & Tool Co Ltd	570
53,418		Toro Co	3,621
179,764		Toromont Industries Ltd	4,496
5,478,924		Toshiba Corp	18,789
106,964		Toshiba Machine Co Ltd	490
38,600		Toshiba Plant Systems & Services Corp	470
24,900		Totetsu Kogyo Co Ltd	515
222,677		Toto Ltd	4,014
284,100	e	Toyo Construction Co Ltd	1,069
115,000	e	Toyo Engineering Corp	273
12,200		Toyo Tanso Co Ltd	203
280,753		Toyota Tsusho Corp	7,533
244,832		Trakya Cam Sanayi AS	256
348,658	*	TransDigm Group, Inc	78,333
1,734,347		Travis Perkins plc	57,441
258,957		Trelleborg AB (B Shares)	4,789
76,639	e	Trevi Finanziaria S.p.A.	168
93,840	*,e	Trex Co, Inc	4,639
254,884	*	Trimas Corp	7,545
321,359		Trinity Industries, Inc	8,494
643,467		Triumph Group, Inc	42,462
17,500		Trusco Nakayama Corp	595
313,000		Tsubakimoto Chain Co	3,058
62,000		Tsugami Corp	341
25,800		Tsukishima Kikai Co Ltd	274
14,700		Tsurumi Manufacturing Co Ltd	232
127,000		TTCL PCL	113
2,659,406		Turk Sise ve Cam Fabrikalari AS	3,582
30,887		Twin Disc, Inc	576
879,600		UEM Edgenta BHD	804
69,026		Ultra Electronics Holdings	1,922
9,900		Union Tool Co	318
482,200		Unique Engineering & Construction PCL	231
472,300		United Engineers Ltd	863
734,000		United Integrated Services Co Ltd	794
309,070	*	United Rentals, Inc	27,081
887,778		United Technologies Corp	98,481
1,639,553	*,e	Univar, Inc	42,678
107,393		Universal Forest Products, Inc	5,588
54,160		Uponor Oyj	816
4,359,274	*,e	USG Corp	121,144
1,065,200		Ushio, Inc	13,865
36

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
28,051	e	Vallourec	$573
399,369		Valmet Corp	4,489
52,307	e	Valmont Industries, Inc	6,218
45,371	*	Vectrus, Inc	1,128
26,699	*,e	Veritiv Corp	973
581,185		Vestas Wind Systems AS	28,968
2,113,800		Vesuvius plc	14,088
50,995	*,e	Vicor Corp	622
1,270,924		Vinci S.A.	73,762
245,823		Voltas Ltd	1,214
36,000		Voltronic Power Technology Corp	454
6,202,723		Volvo AB (B Shares)	77,022
8,897	e	Vossloh AG.	531
128,976	e	W.W. Grainger, Inc	30,522
192,638	*	Wabash National Corp	2,416
453,689	*	WABCO Holdings, Inc	56,130
72,458		Wacker Construction Equipment AG.	1,520
17,983	e	Wajax Income Fund	310
85,900		Wakita & Co Ltd	876
3,228,400	*	Walsin Lihwa Corp	806
2,601		Walter Meier AG.	104
50,515		Wartsila Oyj (B Shares)	2,367
61,210		Watsco, Inc	7,574
131,826		Watts Water Technologies, Inc (Class A)	6,835
824,674		WCT Berhad	310
560,044		Weg S.A.	3,431
608,434	e	Weichai Power Co Ltd	2,025
900,695		Weir Group plc	24,006
495,786	*,e	WESCO International, Inc	34,031
428,233		Westinghouse Air Brake Technologies Corp	40,357
55,188	*,e	Westport Innovations, Inc	260
4,704,743		Wienerberger AG.	74,068
43,810		Wilson Bayly Holmes-Ovcon Ltd	357
318,059		Wolseley plc	20,284
174,677		Woodward Governor Co	9,605
74,733	e	WSP Global, Inc	2,352
27,708	*	Xerium Technologies, Inc	504
98,112		Xxentria Technology Materials Corp	292
695,177		Xylem, Inc	25,770
10,395		Y G-1 Co Ltd	134
73,500		Yahagi Construction Co Ltd	521
25,200		YAMABIKO Corp	1,152
134,900		Yamazen Corp	1,231
8,212,349	e	Yangzijiang Shipbuilding	8,626
136,529		Yazicilar Holding AS	1,057
364,800		Yinson Holdings BHD	295
105,030	e	YIT Oyj	751
28,700		Yokogawa Bridge Holdings Corp	286
2,056,000		Yuanda China Holdings Ltd	159
44,400		Yuasa Trading Co Ltd	1,062
856,000		Yungtay Engineering Co Ltd	1,646
159,000		Yurtec Corp	1,149
37

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
8,200		Yushin Precision Equipment Co Ltd	$184
70,618	e	Zardoya Otis S.A.	771
24,631		Zehnder Group AG.	919
187,400		Zhengzhou Coal Mining Machinery Group Co Ltd	130
2,922,395		Zhuzhou CSR Times Electric Co Ltd	21,845
107,334		Zodiac S.A.	3,496
62,974		Zumtobel AG.	1,871
		TOTAL CAPITAL GOODS	9,089,632

COMMERCIAL & PROFESSIONAL SERVICES - 1.1%
32,000	*,e	51job, Inc (ADR)	1,064
597,719	*	AA plc	3,483
175,389		ABM Industries, Inc	5,765
350,619	e	Acacia Research (Acacia Technologies)	3,075
322,593	*	ACCO Brands Corp	2,507
166,643		Adcorp Holdings Ltd	445
686,589		Adecco S.A.	55,722
119,552		Administaff, Inc	6,085
736,698	e	ADT Corp	24,731
113,862	*	Advisory Board Co	6,225
67,200		Aeon Delight Co Ltd	2,059
132,647		AF AB	1,803
64,085		Aggreko plc	1,448
18,921		Akka Technologies S.A.	673
402,437		ALS Ltd	1,814
4,751		Amadeus Fire AG	424
55,425		American Banknote S.A.	854
60,595	e	American Ecology Corp	2,952
101,312	*	Applus Services S.A.	1,197
110,043	*	ARC Document Solutions, Inc	837
18,363	e	Assystem	327
10,400	e	Asukanet Co Ltd	200
258,346		Atkins WS plc	6,149
213,890		Babcock International Group	3,624
20,636		Barrett Business Services, Inc	749
438,000	*	Beijing Development HK Ltd	127
16,900	e	Benefit One, Inc	379
16,162		Bertrandt AG.	2,121
491,012	e	Bilfinger Berger AG.	18,571
176,597	e	Black Diamond Group Ltd	2,476
749,703		Blue Label Telecoms Ltd	499
132,445		Brady Corp (Class A)	3,277
2,955,809		Brambles Ltd	24,113
137,041		Brink’s Co	4,033
162,000		Broad Greenstate International Co Ltd	88
58,807	e	Brunel International NV	1,164
203,159		Bureau Veritas S.A.	4,683
380,483	e	Cabcharge Australia Ltd	1,074
116,833		Cape plc	464
633,969		Capita Group plc	12,318
4,372,000	*,e	Capital Environment Holdings Ltd	327
111,829	*,e	Casella Waste Systems, Inc (Class A)	627
38

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
216,560	e	Caverion Corp	$2,156
136,703	*,e	CBIZ, Inc	1,318
61,244		CDI Corp	796
162,981		CEB, Inc	14,189
92,008	e	Ceco Environmental Corp	1,042
113,171	*,e	Cenveo, Inc	240
14,598		Cewe Color Holding AG.	817
3,476,259		China Everbright International Ltd	6,226
387,077		Cintas Corp	32,743
594,663		Civeo Corp	1,826
254,148	*,e	Clean Harbors, Inc	13,658
62,000		Cleanaway Co Ltd	367
299,349	e	CNH Industrial NV (NYSE)	2,778
31,200		Contax Participacoes S.A.	53
411,859	*,e	Copart, Inc	14,613
252,576		Covanta Holding Corp	5,352
43,403	*	CRA International, Inc	1,210
100,473		Credit Corp Group Ltd	943
577,611		Dai Nippon Printing Co Ltd	5,960
34,700		Daiseki Co Ltd	671
377,857		Davis Service Group plc	6,049
99,755		De La Rue plc	823
150,812		Deluxe Corp	9,350
77,114		Derichebourg	248
424,946		Downer EDI Ltd	1,564
112,279		Dun & Bradstreet Corp	13,698
107,198		Duskin Co Ltd	1,852
337,000	*	Dynagreen Environmental Protection Group Co Ltd	231
278,755		Eastern Media International Corp	57
1,480,262		Edenred	36,575
622,486	g	Elior Participations S.C.A	12,484
60,926	*	Elis S.A.	1,197
10,400		en-japan, Inc	186
119,479		Ennis, Inc	2,221
436,992		Equifax, Inc	42,428
108,420	e	Essendant, Inc	4,255
1,277,973		Experian Group Ltd	23,244
115,594		Exponent, Inc	5,176
45,429	*	Franklin Covey Co	922
138,215	*	FTI Consulting, Inc	5,700
15,463,000	*,m	Fung Choi Media Group Ltd	115
65,379		G & K Services, Inc (Class A)	4,520
25,019		Gategroup Holding AG.	790
8,497		GL Events	171
61,364	*	GP Strategies Corp	2,040
11,763,945		Group 4 Securicor plc	49,603
3,014		Groupe CRIT	152
34,147		Gunnebo AB	151
8,999,216		Hays plc	23,079
194,877	e	Healthcare Services Group	6,441
47,047		Heidrick & Struggles International, Inc	1,227
27,680	*	Heritage-Crystal Clean, Inc	407
39

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
162,477		Herman Miller, Inc	$4,700
128,085	*	Hill International, Inc	674
198,065	e	HNI Corp	10,131
423,263		Homeserve plc	2,865
160,634	e	Horizon North Logistics, Inc	495
87,863	*	Huron Consulting Group, Inc	6,158
70,533	*	ICF International, Inc	2,459
592,156	*	ICO Global Communications Holdings Ltd	811
135,557	*	IHS, Inc (Class A)	17,437
92,560	*	Innerworkings, Inc	617
708,100		Inter Far East Engineering	253
250,954		Interface, Inc	6,286
115,666		Intertek Group plc	4,447
283,895		Intrum Justitia AB	8,597
3,040,000	*	iOne Holdings Ltd	200
81,874		IPH Ltd	297
142,337		ISS A.S.	4,688
34,100		Itoki Corp	195
10,148		Kaba Holding AG.	6,040
180,502		KAR Auction Services, Inc	6,751
20,000		KD Holding Corp	110
87,334		Kelly Services, Inc (Class A)	1,341
68,873		KEPCO Plant Service & Engineering Co Ltd	7,286
98,131		Kforce, Inc	2,244
155,308		Kimball International, Inc (Class B)	1,889
141,207		Knoll, Inc	3,534
247,300		Kokuyo Co Ltd	2,129
202,853		Korn/Ferry International	7,053
149,000		Kyodo Printing Co Ltd	423
122,090		Loomis AB	3,424
389,413		Manpower, Inc	34,806
13,962		Matsuda Sangyo Co Ltd	171
109,293		Matthews International Corp (Class A)	5,808
90,438		McGrath RentCorp	2,752
68,145		McMillan Shakespeare Ltd	635
28,800		Meitec Corp	1,074
462,540		Michael Page International plc	3,956
140,698	e	Mineral Resources Ltd	715
45,233	*	Mistras Group, Inc	859
360,495	e	Mitie Group	1,785
17,872		Mitsubishi Pencil Co Ltd	844
150,192	e	Mobile Mini, Inc	6,314
110,796		Moleskine S.p.A	175
58,699	e	Morneau Sobeco Income Fund	781
42,800		Moshi Moshi Hotline, Inc	479
148,152		MSA Safety, Inc	7,187
33,199		Multi-Color Corp	2,121
207,645	*	Navigant Consulting, Inc	3,088
246,535		Nielsen Holdings NV	11,037
31,300		Nihon M&A Center, Inc	1,290
5,900		Nippon Kanzai Co Ltd	134
177,100	*	Nippon Parking Development Co Ltd	257
40

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
119,660	e	Nissha Printing Co Ltd	$2,026
25,045		NL Industries, Inc	186
34,600		Nomura Co Ltd	420
152,100		Okamura Corp	1,325
212,752	*	On Assignment, Inc	8,357
61,068		Oyo Corp	820
144,500		Park24 Co Ltd	2,474
27,976	*,e	Performant Financial Corp	91
32,000		Pilot Corp	1,250
738,235		Pitney Bowes, Inc	15,363
141,119	e	Progressive Waste Solutions Ltd	3,785
662,271	e	Prosegur Cia de Seguridad S.A.	3,642
135,895		Quad	2,515
3,075	*,e	Quest Resource Holding Corp	3
1,168,457	e	R.R. Donnelley & Sons Co	20,366
188,040		Randstad Holdings NV	12,235
305,854		Recall Holdings Ltd	1,632
136,859		Recruit Holdings Co Ltd	4,173
781,952		Regus plc	3,204
4,193,784		Rentokil Initial plc	9,740
685,439		Republic Services, Inc	26,849
135,249		Resources Connection, Inc	2,176
264,043	e	Ritchie Bros Auctioneers, Inc	7,367
739,872		Robert Half International, Inc	41,063
304,887		Rollins, Inc	8,698
294,282		RPS Group plc	1,042
372,691	*	RPX Corp	6,298
22,003		S1 Corp (Korea)	1,547
599,144		SAI Global Ltd (New)	1,923
23,552		Sato Corp	665
3,289		Seche Environnement S.A.	113
192,754		Secom Co Ltd	12,522
583,307		Securitas AB (B Shares)	7,704
601,745	e	Seek Ltd	6,521
1,079,254	e	Serco Group plc	2,001
247,010		SG Fleet Group Ltd	471
5,226		SGS S.A.	9,530
214,100		Shanghai Youngsun Investment C	329
555,654		Shanks Group plc	888
171,625		Shenzhen Dongjiang Environmental Co Ltd	370
87,713		Societe BIC S.A.	13,984
60,300		Sohgo Security Services Co Ltd	2,381
69,430	*	SP Plus Corp	1,813
52,107		Sporton International, Inc	351
863,950		Spotless Group Holdings Ltd	1,391
208,719	e	Stantec, Inc	6,099
358,888		Steelcase, Inc (Class A)	6,787
459,416	*	Stericycle, Inc	61,520
7,634		Synergie S.A	186
553,520		Taiwan Secom Co Ltd	1,665
383,670		Taiwan-Sogo Shinkong Security Corp	498
57,118	*	Team, Inc	2,299
41

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
23,100		TechnoPro Holdings, Inc	$581
230,179		Teleperformance	16,262
62,300		Temp Holdings Co Ltd	2,248
207,400		Tetra Tech, Inc	5,318
310,000		Tianjin Capital Environmental Protection Group Co Ltd	251
142,400		Toppan Forms Co Ltd	1,960
454,669		Toppan Printing Co Ltd	3,801
174,446	e	Towers Watson & Co	21,945
331,183		Tox Free Solutions Ltd	772
192,048		Transcontinental, Inc	2,366
1,813,490	*	Transfield Services Ltd	1,990
1,504,275	e	Transpacific Industries Group Ltd	894
13,597	*	TRC Cos, Inc	138
150,147	*	TriNet Group, Inc	3,806
168,759	*	TrueBlue, Inc	5,046
2,134,353		Tyco International plc	82,130
51,408		Unifirst Corp	5,750
61,830	e	USG People NV	918
1,976,169		Veda Group Ltd	3,379
932,210	*	Verisk Analytics, Inc	67,828
55,544		Viad Corp	1,506
10,754	*	Volt Information Sciences, Inc	104
11,506		VSE Corp	616
148,994	*	WageWorks, Inc	6,027
76,842		Waste Connections, Inc	3,621
1,156,199		Waste Management, Inc	53,590
108,410		West Corp	3,263
273,451		Yem Chio Co Ltd	111
527,500	e	Yestar International Holdings Co Ltd	237
401,987	e	Yumeshin Holdings Co Ltd	2,563
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	1,403,948

CONSUMER DURABLES & APPAREL - 2.3%
753,000		361 Degrees International Ltd	249
1,065,000		Ability Enterprise Co Ltd	573
40,968	*	Accell Group NV	762
1,290,897		Adidas-Salomon AG.	98,772
20,075	*	Agabang&Company	193
293,677		Aksa Akrilik Kimya Sanayii	1,200
223,200		Alpine Electronics, Inc	4,299
204,358		Altek Corp	187
329,082		Amer Sports Oyj (A Shares)	8,770
2,457,949		AmTRAN Technology Co Ltd	1,394
3,257,586		Anta Sports Products Ltd	7,901
226,670		Arcelik AS	1,229
71,693		Arctic Cat, Inc	2,381
43,000	*	Arezzo Industria e Comercio S.A.	332
113,962	*,m	Arvind Infrastructure Ltd	0	^
1,153,168		Arvind Ltd	4,858
24,438		Asics Corp	631
2,501,741		Avermedia Technologies	870
24,035		Bajaj Electricals Ltd	103
42

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
39,995	*,e	Bang & Olufsen AS (B Shares)	$344
1,927,547		Barratt Developments plc	18,592
6,853		Basic House Co Ltd	94
16,333		Bassett Furniture Industries, Inc	464
14,271		Bata India Ltd	237
76,194	*,e	Beazer Homes USA, Inc	1,520
5,448,711		Belle International Holdings Ltd	6,277
350,454		Bellway plc	13,054
316,265		Berkeley Group Holdings plc	16,619
68,000		Best Pacific International Holdings Ltd	33
3,668		Bijou Brigitte AG.	230
647,049	*,e	Billabong International Ltd	286
59,251	*	Black Diamond, Inc	547
317,444		Bombay Dyeing & Manufacturing Co Ltd	366
2,805,300	e	Bosideng International Holdings Ltd	365
380,283		Bovis Homes Group plc	6,651
37,303	*	BRP, Inc	872
25,699	e	Brunello Cucinelli S.p.A	481
112,698		Brunswick Corp	5,732
591,186		Burberry Group plc	14,585
225,146	e	Callaway Golf Co	2,013
302,259		Carter’s, Inc	32,130
365,615	e	Casio Computer Co Ltd	7,212
26,971	*	Cavco Industries, Inc	2,035
16,253		CCC S.A.	753
780,000		Cecep Costin New Materials Grp Ltd	476
14,198	*	Century Communities, Inc	286
37,696	*	Cherokee, Inc	1,062
444,000		China Creative Home Group Ltd	85
2,811,400	e	China Dongxiang Group Co	743
2,085,000	*	China Household Holdings Ltd	145
1,016,000		China Lilang Ltd	1,163
19,100		Chofu Seisakusho Co Ltd	449
1,264	*	Chokwang Leather Co Ltd	138
116,298		Christian Dior S.A.	22,768
750,135		Cie Financiere Richemont S.A.	60,969
1,338,000		Citychamp Watch & Jewellery Group Ltd	209
115,000	e	Clarion Co Ltd	335
19,200		Cleanup Corp	140
1,554,169		Coach, Inc	53,790
74,213		Columbia Sportswear Co	4,487
684,800	*	Consorcio ARA, S.A. de C.V.	261
14,900		Corona Corp	145
654,100	*,e,m	Corp GEO S.A. de C.V. (Series B)	0	^
443,000	g	Cosmo Lady China Holdings Co Ltd	436
268,181		Crest Nicholson Holdings plc	2,365
222,913	*	CROCS, Inc	3,279
25,318		CSS Industries, Inc	766
24,529		Culp, Inc	760
1,291,258		Cyrela Brazil Realty S.A.	4,112
155,811	*,e	Deckers Outdoor Corp	11,214
53,615		De’Longhi S.p.A.	1,229
43

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
8,694		Delta-Galil Industries Ltd	$281
42,190		Descente Ltd	633
456,900		Direcional Engenharia S.A.	742
17,045	*,e	Dixie Group, Inc	179
26,296		Dorel Industries, Inc (Class B)	703
1,346,171		DR Horton, Inc	36,831
77,365		Duni AB	1,048
1,164,855		Eclat Textile Co Ltd	19,113
1,432,327		Electrolux AB (Series B)	44,879
28,738	e	Escalade, Inc	529
71,587	e	Ethan Allen Interiors, Inc	1,886
198,300		Even Construtora e Incorporadora S.A.	210
54,099		Ez Tec Empreendimentos e Participacoes S.A.	252
267,000		Feng TAY Enterprise Co Ltd	1,550
14,900		Fields Corp	240
9,116		Fila Korea Ltd	907
16,193		Flexsteel Industries, Inc	698
3,057		Forbo Holding AG.	3,636
582,852		Formosa Taffeta Co Ltd	619
99,319		Forus S.A.	356
133,775	*,e	Fossil Group, Inc	9,279
57,291		Foster Electric Co Ltd	1,287
107,000		France Bed Holdings Co Ltd	165
504,800	e	Fuguiniao Co Ltd	930
87,000		Fujibo Holdings Inc	202
90,000		Fujitsu General Ltd	1,153
155,700	*	Funai Electric Co Ltd	1,732
313,400		Gafisa S.A.	241
154,430	e	Garmin Ltd	6,784
72,754	*,e	Geox S.p.A.	283
24,907	e	Gerry Weber International AG.	571
286,379		Giant Manufacturing Co Ltd	2,424
113,340	*	G-III Apparel Group Ltd	7,973
256,786		Gildan Activewear, Inc	8,530
5,740,000	*	Global Brands Group Holding Ltd	1,206
32,000		Goldwin, Inc	229
682,000		Goodbaby International Holding	285
487,401	*	GoPro, Inc	25,696
25,871	*	Green Brick Partners, Inc	283
269,637	e	GUD Holdings Ltd	1,842
993,000		Gunze Ltd	2,716
4,430,983		Haier Electronics Group Co Ltd	11,930
2,994,000	*,e	Haier Healthwise Holdings Ltd	343
12,771		Handsome Co Ltd	408
2,714,514		Hanesbrands, Inc	90,448
61,874		Hansae Co Ltd	2,114
34,819		Hansae Yes24 Holdings Co Ltd	657
33,931		Hanssem Co Ltd	8,544
561,901		Harman International Industries, Inc	66,833
399,074		Hasbro, Inc	29,847
363,400		Haseko Corp	4,281
737,348		Hefei Meiling Co Ltd	627
44

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
188,900		Heiwa Corp	$3,760
314,350		Helbor Empreendimentos S.A.	203
122,725	*	Helen of Troy Ltd	11,964
35,693		Hermes International	13,327
381,000	*	Hisense Kelon Electrical Holdings Co Ltd	336
5,577		Hitachi Home & Life Solutions India Ltd	139
25,855	*	HLB, Inc	913
15,417		Hooker Furniture Corp	387
1,508,000	e	Hosa International Ltd	757
329,129	*,e	Hovnanian Enterprises, Inc (Class A)	876
192,888		Hugo Boss AG.	21,564
121,500		Hume Industries BHD	122
328,150		Husqvarna AB (B Shares)	2,472
69,382		Huvis Corp	674
9,463		Hyundai Livart Furniture Co Ltd	464
18,173		IC Companys AS	508
133,924	*,e	Iconix Brand Group, Inc	3,344
374,453		Iida Group Holdings Co Ltd	5,953
1,159		Ilshin Spinning Co Ltd	218
51,214	*	Installed Building Products Inc	1,254
82,543	*,e	iRobot Corp	2,631
52,699	*,e	Jakks Pacific, Inc	521
27,000		Japan Vilene Co Ltd	177
56,000		Japan Wool Textile Co Ltd	431
2,847,504	*	Jarden Corp	147,358
3,100,000	*,g	Jicheng Umbrella Holdings Ltd	832
110,465	*	Jimmy Choo plc	272
178,499	*	Jinshan Development & Construction Co Ltd	204
252,087		JM AB	6,871
423,020		Johnson Health Tech Co Ltd	984
14,724		Johnson Outdoors, Inc	347
678,000	*	JVC KENWOOD Holdings, Inc	1,850
919,995	*	Kate Spade & Co	19,817
291,585	e	KB Home	4,840
981,000	*	Kinpo Electronics	364
11,525		Kitex Garments Ltd	181
39,150		KMC Kuei Meng International In	176
1,950,000	*	Kong Sun Holdings Ltd	324
1,327,800		Konka Group Co Ltd	2,633
432,000		Kurabo Industries Ltd	925
808		Kyungbang Ltd	180
527,204		Lao Feng Xiang Co Ltd	2,886
339,453		La-Z-Boy, Inc	8,941
858,000		Le Saunda Holdings	413
537,776	*	Lealea Enterprise Co Ltd	177
175,706	*,e	Leapfrog Enterprises, Inc	246
180,454		Leggett & Platt, Inc	8,785
9,015	*	Lennar Corp (B Shares)	389
254,346		Lennar Corp (Class A)	12,982
111,823		LG Electronics, Inc	4,728
61,577		LG Fashion Corp	1,670
37,276	*,e	LGI Homes, Inc	737
45

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,320,520	*,e	Li Ning Co Ltd	$603
377,491	*	Li Peng Enterprise Co Ltd	124
57,278		Libbey, Inc	2,367
48,313		Lifetime Brands, Inc	714
13,137	*	LiHOM-CUCHEN Co Ltd	167
1,196		LPP S.A.	2,115
265,428	*,e	Lululemon Athletica, Inc	17,332
1,033,050		Luthai Textile Co Ltd	1,650
335,801		Luxottica Group S.p.A.	22,337
296,221		LVMH Moet Hennessy Louis Vuitton S.A.	52,079
68,982	*,e	M/I Homes, Inc	1,702
351,951		Makalot Industrial Co Ltd	3,027
68,404	*	Malibu Boats Inc	1,374
1,921,200	e	Man Wah Holdings Ltd	1,884
6,442	*,m	Mariella Burani S.p.A.	0	^
34,255	e	Marine Products Corp	214
5,700		Mars Engineering Corp	101
1,687,383		Matsushita Electric Industrial Co Ltd	23,111
5,680,387	e	Mattel, Inc	145,929
424,400		MC Group PCL	169
105,195	e	MDC Holdings, Inc	3,153
214,537		Merida Industry Co Ltd	1,391
122,215	*	Meritage Homes Corp	5,755
650,860	*	Michael Kors Holdings Ltd	27,395
38,100		Misawa Homes Co Ltd	331
40,000		Mitsui Home Co Ltd	185
92,000	e	Mizuno Corp	436
260,971	*	Mohawk Industries, Inc	49,819
426,234		Moncler S.p.A	7,898
131,071		Movado Group, Inc	3,560
1,274,765		MRV Engenharia e Participacoes S.A.	3,202
11,485		Nacco Industries, Inc (Class A)	698
338,735		Namco Bandai Holdings, Inc	6,546
35,000		Nan Liu Enterprise Co Ltd	210
213,990	*	Nautilus, Inc	4,603
20,892	*,e	New Home Co Inc	360
42,717		New Wave Group AB (B Shares)	220
2,177,651		Newell Rubbermaid, Inc	89,523
479,129		Nien Hsing Textile Co Ltd	417
3,067,856		Nike, Inc (Class B)	331,390
157,324	e	Nikon Corp	1,818
111,832	e	Nobia AB	1,173
43,625	*	NVR, Inc	58,458
938,531		Onward Kashiyama Co Ltd	6,471
279,153		Oriental Weavers	378
1,382,809	*,g	OVS S.p.A	8,132
44,145		Oxford Industries, Inc	3,860
568,000	*,e,g	Ozner Water International Holding Ltd	203
707,778		Pacific Textile Holdings Ltd	1,130
8,933		Page Industries Ltd	2,118
267,000		PanaHome Corp	1,900
163,912		Pandora AS	17,588
46

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
89,998	*	PDG Realty S.A.	$10
77,286	*	PDG Realty S.A. Empreendimentos e Participacoes (ADR)	9
402,000	*,m	Peace Mark Holdings Ltd	0	^
1,459,000	e	Peak Sport Products Co Ltd	356
15,899		Pegas Nonwovens S.A.	537
309,988	*	Performance Sports Group Ltd	5,580
84,355	*	Performance Sports Group Ltd (Canada)	1,518
45,500	*	Perry Ellis International, Inc	1,082
365,232		Persimmon plc	11,332
53,989		Phillips-Van Heusen Corp	6,220
35,855		PIK Group (GDR)	114
11,358,800	*	Pioneer Corp	20,681
8,104,857		Playmates Holdings Ltd	9,864
2,344,000		Playmates Toys Ltd	453
156,749		Polaris Industries, Inc	23,216
123,648		Pool Corp	8,678
2,291,935		Pou Chen Corp	3,269
6,600		Pressance Corp	221
970,200	e	Prime Success International Group Ltd	243
7,292,100		PT Sri Rejeki Isman Tbk	166
1,153,873		Pulte Homes, Inc	23,251
227,000		Q Technology Group Co Ltd	79
166,310		Rajesh Exports Ltd	851
99,783		Ralph Lauren Corp	13,207
70,766		Raymond Ltd	517
600,608		Redrow plc	4,180
64,700		Restoque Comercio e Confeccoes de Roupas S.A.	135
26,797		Rinnai Corp	2,110
1,554,562		Ruentex Industries Ltd	3,559
136,570	e	Ryland Group, Inc	6,333
30,576	*,e	Safilo Group S.p.A.	441
55,838		Salvatore Ferragamo Italia S.p.A	1,677
51,114		Samick Musical Instruments Co Ltd	217
837,000		Sampo Corp	363
989,000		Samson Holding Ltd	131
56,900		Sangetsu Co Ltd	866
57,321		Sankyo Co Ltd	2,029
122,400		Sanyo Electric Taiwan Co Ltd	109
329,000		Sanyo Shokai Ltd	905
22,270		SEB S.A.	2,080
283,494		Sega Sammy Holdings, Inc	3,707
384,000	e	Seiko Holdings Corp	1,942
1,122,030		Seiren Co Ltd	11,859
801,295		Sekisui Chemical Co Ltd	9,837
1,599,977		Sekisui House Ltd	25,409
49,412	*,e	Sequential Brands Group, Inc	756
385,900	*	Shanghai Haixin Group Co	336
228,365	*,e	Sharp Corp	278
223,400	*	Shenzhen China Bicycle Co Holdings Ltd	243
659,493		Shenzhou International Group Holdings Ltd	3,207
29,845		Shimano, Inc	4,073
263,000		Shinkong Textile Co Ltd	325
47

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
865,000		Sitoy Group Holdings Ltd	$575
213,484	*	Skechers U.S.A., Inc (Class A)	23,438
58,269	*	Skullcandy, Inc	447
7,576,401		Skyworth Digital Holdings Ltd	6,745
150,343	*,e	Smith & Wesson Holding Corp	2,494
5,967,987	*	Sony Corp	169,472
377,767	*,e	Sony Corp (ADR)	10,725
14,447		SRF Ltd	280
9,000		SRI Sports Ltd	87
504,538	*,e	Standard-Pacific Corp	4,495
25,800		Starts Corp, Inc	402
3,257,039	e	Steinhoff International Holdings Ltd	20,613
262,287	*	Steven Madden Ltd	11,221
82,104	e	Sturm Ruger & Co, Inc	4,717
149,854		Sumitomo Forestry Co Ltd	1,848
11,132		Superior Uniform Group, Inc	184
34,809		Swatch Group AG.	13,564
220,051		Swatch Group AG. (Registered)	16,529
6,656		Symphony Ltd	221
906,537		Tainan Spinning Co Ltd	464
617,600		Taiwan Paiho Ltd	1,741
220,893		Takamatsu Corp	4,822
15,800		Tamron Co Ltd	333
1,951,298	*	Tatung Co Ltd	436
129,673	*	Taylor Morrison Home Corp	2,640
4,587,361		Taylor Wimpey plc	13,378
3,990,000	e	TCL Multimedia Technology Holdings Ltd	2,695
1,696,000		Techtronic Industries Co	5,545
333,700		Tecnisa S.A.	346
42,187		Ted Baker plc	1,933
370,334	*	Tempur-Pedic International, Inc	24,405
928,500	e	Texhong Textile Group Ltd	843
1,430,000		Texwinca Holdings Ltd	1,518
279,348		Thomson	1,827
33,068	*,g	Thule Group AB	402
1,444,000		Time Watch Investments Ltd	242
12,078	e	Tod’s S.p.A.	1,147
7,890		Token Corp	498
276,965	*	Toll Brothers, Inc	10,577
460,411	*	TomTom NV	5,227
59,068	e	Tomy Co Ltd	308
48,000		Topkey Corp	195
79,000		Toung Loong Textile Manufacturing	333
409,559	*	TRI Pointe Homes, Inc	6,266
21,259		Trigano S.A.	856
15,788,000	e	Trinity Ltd	2,729
79,500		TSI Holdings Co Ltd	550
2,278		TTK Prestige Ltd	139
290,483	*,e	Tumi Holdings, Inc	5,961
206,392	e	Tupperware Corp	13,321
15,675	*,e	Turtle Beach Corp	36
18,088	*	UCP, Inc (Class A)	137
48

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
185,365	*	Under Armour, Inc (Class A)	$15,467
40,625	*	Unifi, Inc	1,361
624,000	*	Unitika Ltd	296
90,777	*	Universal Electronics, Inc	4,524
208,800	e	Universal Entertainment Corp	4,717
591,479	*,e,m	Urbi Desarrollos Urbanos S.A. de C.V	0	^
9,981		Vaibhav Global Ltd	77
33,377		Vardhman Textiles Ltd	355
63,178	*,e	Vera Bradley, Inc	712
76,167	*	Vestel Elektronik Sanayi	139
1,464,959		VF Corp	102,166
37,628		Videocon Industries Ltd	92
102,413	*,e	Vince Holding Corp	1,227
105,873	*	Vista Outdoor, Inc	4,754
105,627		Wacoal Holdings Corp	1,234
31,958	*	WCI Communities, Inc	779
374,500		Weiqiao Textile Co	264
3,572,000		Welling Holding Ltd	778
19,186		Welspun India Ltd	193
21,710	e	Weyco Group, Inc	647
104,169		Whirlpool Corp	18,026
45,859	*	Whirlpool of India Ltd	535
46,788	*	William Lyon Homes, Inc	1,201
282,390		Wolverine World Wide, Inc	8,042
84,708		Woongjin Coway Co Ltd	6,935
401,631		Wuxi Little Swan Co Ltd	948
1,235,500		XTEP International Holdings	452
93,350		Yamaha Corp	1,881
16,500		Yondoshi Holdings, Inc	401
20,596		Youngone Corp	1,016
10,407		Youngone Holdings Co Ltd	821
875,907		Yue Yuen Industrial Holdings	2,930
986,000	e	Yuxing InfoTech Investment Holdings Ltd	499
18,014	*	Zagg, Inc	143
161,764		Zeng Hsing Industrial Co Ltd	836
79,600		Zhonglu Co Ltd	306
27,000	*	Zojirushi Corp	417
		TOTAL CONSUMER DURABLES & APPAREL	2,867,209

CONSUMER SERVICES - 1.9%
40,768	*,e	2U, Inc	1,312
467,263	e	888 Holdings plc	1,120
85,000		Abril Educacao S.A.	346
2,371,894		Accor S.A.	120,042
52,600		Accordia Golf Co Ltd	497
2,684,000		Accordia Golf Trust	1,373
578,571		Advtech Ltd	544
123,454	e	Ainsworth Game Technology Ltd	245
8,068,000		Ajisen China Holdings Ltd	4,315
468,002	e	Alsea SAB de C.V.	1,413
110,761	*,e	Amaya, Inc	3,035
317,000		Ambassador Hotel	278
49

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
48,254	*,e	American Public Education, Inc	$1,241
283,192	*	Apollo Group, Inc (Class A)	3,648
2,193,354		ARAMARK Holdings Corp	67,928
307,952		Aristocrat Leisure Ltd	1,816
83,299	*,e	Ascent Media Corp (Series A)	3,560
49,100	e	Atom Corp	330
124,905	*	Autogrill S.p.A.	1,046
2,305,743	*	Belmond Ltd.	28,799
85,425		Benesse Corp	2,142
608,974		Berjaya Sports Toto BHD	529
218,718		Betfair Group plc	8,271
120,043		Betsson AB	1,733
95,941	*	BJ’s Restaurants, Inc	4,648
22,168,700		Bloomberry Resorts Corp	4,230
462,404		Bloomin’ Brands, Inc	9,872
68,796		Bob Evans Farms, Inc	3,512
94,258	*	Bojangles’, Inc	2,249
534,376	*	Boyd Gaming Corp	7,989
78,173	*	Bravo Brio Restaurant Group, Inc	1,059
71,697	*	Bridgepoint Education, Inc	685
80,594	*	Bright Horizons Family Solutions	4,658
422,875		Brinker International, Inc	24,379
81,383	*	Buffalo Wild Wings, Inc	12,752
725,227		Bwin.Party Digital Entertainment plc	1,115
142,466	*,e	Caesars Acquisition Co	980
148,932	*,e	Caesars Entertainment Corp	911
644,000		Cafe de Coral Holdings Ltd	2,326
33,499	*	Cambium Learning Group, Inc	143
70,338		Capella Education Co	3,775
94,138	*	Cara Operations Ltd	2,600
234,654	*	Career Education Corp	774
1,208,843		Carnival Corp	59,705
94,430		Carnival plc	4,828
55,352		Carriage Services, Inc	1,322
91,698	*	Carrols Restaurant Group, Inc	954
150,694		Cheesecake Factory	8,218
281,760	*,e	Chegg, Inc	2,209
6,320,000	e	China LotSynergy Holdings Ltd	399
282,000		China Maple Leaf Educational Systems Ltd	87
2,348,000	e	China Travel International Inv HK	1,031
3,505,000	*,e	China Vanguard Group Ltd	592
97,226	*	Chipotle Mexican Grill, Inc (Class A)	58,821
55,824		Choice Hotels International, Inc	3,028
35,576		Churchill Downs, Inc	4,449
293,044	*,e	Chuy’s Holdings, Inc	7,851
9,105		Cie des Alpes	171
61,823		City Lodge Hotels Ltd	706
91,977		ClubCorp Holdings, Inc	2,196
20,137		Collectors Universe	402
53,200	e	Colowide Co Ltd	806
540,909		Compass Group plc	8,946
225,419	e	Corporate Travel Management Lt	1,792
50

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
114,970		Cox & Kings India Ltd	$424
67,137	e	Cracker Barrel Old Country Store, Inc	10,014
14,200		Create Restaurants Holdings, Inc	324
2,474		Credu Corp	122
404,928		Crown Ltd	3,805
170,800		CVC Brasil Operadora e Agencia de Viagens S.A.	1,033
64,347		Daekyo Co Ltd	432
127,000		Dahan Development Corp	329
5,700		Daisyo Corp	70
503,483		Darden Restaurants, Inc	35,788
109,491	*	Dave & Buster’s Entertainment, Inc	3,952
407,309	*	Del Frisco’s Restaurant Group, Inc	7,588
497,823	*	Denny’s Corp	5,780
183,917		DeVry, Inc	5,514
110,910	*	Diamond Resorts International, Inc	3,499
52,387		Dignity plc	1,764
53,789		DineEquity, Inc	5,330
7,524	e	DO & CO AG.	705
269,902		Domino’s Pizza Enterprises Ltd	7,412
446,145		Domino’s Pizza UK & IRL plc	5,447
131,115		Domino’s Pizza, Inc	14,868
97,600		Doutor Nichires Holdings Co Ltd	1,711
2,313,690	*	Dubai Parks & Resorts PJSC	745
71,645	e	Dunkin Brands Group, Inc	3,940
2,585,400	e	Dynam Japan Holdings Co Ltd	3,779
4,702,847		Echo Entertainment Group Ltd	15,787
144,885		EIH Ltd	224
35,561	*,e	El Pollo Loco Holdings, Inc	736
64,788	*	Eldorado Resorts, Inc	507
1,440,000		Emperor Entertainment Hotel Ltd	331
42,288	*,e	Empire Resorts, Inc	215
237,993	e	EnerCare, Inc	2,534
488,963	*	Enterprise Inns plc	953
1,474,000		Erawan Group PCL	186
1,076,749		Estacio Participacoes S.A.	6,234
158,632	*	Euro Disney SCA	235
2,670,775		Extended Stay America, Inc	50,130
185,715	e	Famous Brands Ltd	1,755
7,921	*,e	Famous Dave’s of America, Inc	159
74,557	*,e	Fiesta Restaurant Group, Inc	3,728
224,330		First Hotel	152
243,034	e	Flight Centre Ltd	6,388
77,389	*	Fogo De Chao, Inc	1,792
39,693		Formosa International Hotels Corp	335
778,000	e	Fu Shou Yuan International Group Ltd	432
55,000		Fuji Kyuko Co Ltd	477
65,000		Fujita Kanko, Inc	210
297,153	e	G8 Education Ltd	747
31,800		GAEC Educacao S.A.	222
1,784,155		Galaxy Entertainment Group Ltd	7,099
2,185,708		Genting BHD	4,668
4,772,993	e	Genting International plc	3,169
51

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
228,385		Gold Reef Resorts Ltd	$458
56,000		Gourmet Master Co Ltd	271
1,663		Graham Holdings Co	1,788
180,292	*	Grand Canyon Education, Inc	7,644
28,509		Grand Korea Leisure Co Ltd	795
129,315	*	Great Canadian Gaming Corp	2,486
299,857	e	Greene King plc	3,980
509,000		GuocoLeisure Ltd	376
140,235		GVC Holdings plc	997
627,292		H&R Block, Inc	18,599
28,992	*,e	Habit Restaurants, Inc	907
1,125,000	*,g	Haichang Holdings Ltd	246
8,074		Hana Tour Service, Inc	921
11,500		Hiday Hidaka Corp	282
3,350,069	*	Hilton Worldwide Holdings, Inc	92,294
26,400		Hiramatsu Inc	178
104,400		HIS Co Ltd	3,556
658,737	*,e	Homeinns Hotel Group (ADR)	20,368
242,700	*,e	Hoteles City Express SAB de C.V.	352
480,475	*	Houghton Mifflin Harcourt Co	12,108
146,850		Huangshan Tourism Development Co Ltd	284
250,493	*	Hyatt Hotels Corp	14,200
7,700	e	Ichibanya Co Ltd	317
17,362	*,e	Ignite Restaurant Group, Inc	85
486,891	*	Indian Hotels Co Ltd	698
89,134		InterContinental Hotels Group plc	3,594
187,649	*,e	International Game Technology plc	3,333
94,165		International Speedway Corp (Class A)	3,453
51,640		Intertain Group Ltd	712
393,484		Interval Leisure Group, Inc	8,991
104,666	*	Intralot S.A.-Integrated Lottery Systems & Services	190
96,119	*	Intrawest Resorts Holdings Inc	1,117
106,012	e	Invocare Ltd	988
179,160	*	Isle of Capri Casinos, Inc	3,252
160,134		Jack in the Box, Inc	14,117
48,495	*,e	Jamba, Inc	751
1,689		Jinmao Investments and Jinmao China Investments Holdings Ltd	1
524,692		Jollibee Foods Corp	2,295
26,341	*	Jubilant Foodworks Ltd	768
278,695	*,e	K12, Inc	3,526
388,261		Kangwon Land, Inc	12,866
17,500	*	Kappa Create Co Ltd	165
18,200	e	Kisoji Co Ltd	300
99,000	*	KNT-CT Holdings Co Ltd	131
20,604	*	Kona Grill, Inc	400
7,400	e	Koshidaka Holdings Co Ltd	190
815,333		Kosmopolito Hotels International Ltd	168
251,594	*	Krispy Kreme Doughnuts, Inc	4,846
3,590,624		Kroton Educacional S.A.	13,731
4,513		Kuoni Reisen Holding	1,175
9,800		Kura Corp	311
52

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
10,500	e	Kyoritsu Maintenance Co Ltd	$675
304,886	*	La Quinta Holdings, Inc	6,967
904,404		Ladbrokes plc	1,844
495,268		Las Vegas Sands Corp	26,036
9,234	e	Liberty Tax, Inc	229
468,418	*,e	LifeLock, Inc	7,682
3,128,000	*,e	Macau Legend Development Ltd	1,020
420,607	e	Macquarie Leisure Trust Group	703
579,200		Magnum BHD	407
175,830		Mantra Group Ltd	463
62,151		Marcus Corp	1,192
288,208		Marriott International, Inc (Class A)	21,440
72,331		Marriott Vacations Worldwide Corp	6,636
563,237		Marston’s plc	1,422
6,900		Matsuya Foods Co Ltd	133
1,200,000	*	Max’s Group, Inc	655
1,868,882		McDonald’s Corp	177,675
11,153	e	McDonald’s Holdings Co Japan Ltd	236
8,587		MegaStudy Co Ltd	298
17,300		Meiko Network Japan Co Ltd	204
43,268,700	*	Melco Crown Philippines Resorts Corp	4,911
2,665,000	e	Melco International Development	3,763
182,772	e	Melco PBL Entertainment Macau Ltd (ADR)	3,588
86,953	e	Melia Hotels International S.A.	1,148
1,217,252	g	Merlin Entertainments plc	8,164
1,130,500		MGM China Holdings Ltd	1,846
2,521,129	*,n	MGM Resorts International	46,011
4,706,500		Minor International PCL (Foreign)	4,169
202,069	*	Mitchells & Butlers plc	1,448
9,261		Modetour Network, Inc	275
35,004	*	Monarch Casino & Resort, Inc	720
84,260	*	Morgans Hotel Group Co	568
23,200	e	MOS Food Services, Inc	482
13,937	e	MTY Food Group, Inc	370
5,345	e	Nathan’s Famous, Inc	198
237,284	e	Navitas Ltd	783
156,487	*	NET Holding AS	202
13,205	*	New Oriental Education & Technology Group (ADR)	324
185,695	*,e	NH Hoteles S.A.	1,068
33,633	*,e	Noodles & Co	491
1,708,013	*	Norwegian Cruise Line Holdings Ltd	95,717
9,800		Ohsho Food Service Corp	338
272,874		OPAP S.A.	2,176
12,137	*	Orascom Development Holding AG.	151
316,200		Oriental Land Co Ltd	20,170
414,600	e	Overseas Union Enterprise Ltd	613
25,400		Pacific Golf Group International Holdings KK	271
117,951		Paddy Power plc	10,108
26,998	*	Panera Bread Co (Class A)	4,718
207,740		Papa John’s International, Inc	15,707
644,227	*,e	Papa Murphy’s Holdings, Inc	13,348
106,617		Paradise Co Ltd	2,297
53

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
456,000	e	Paradise Entertainment Ltd	$129
340,605	*,e	Penn National Gaming, Inc	6,250
396,800		Philweb Corp	166
5,200	*	Pierre & Vacances	166
203,327	*	Pinnacle Entertainment, Inc	7,580
18,800		Plenus Co Ltd	338
121,884	*,e	Popeyes Louisiana Kitchen, Inc	7,312
43,738	*,e	Potbelly Corp	536
337,000		Prestariang BHD	232
40,938	*	Red Robin Gourmet Burgers, Inc	3,513
717,000	e	Regal Hotels International Holdings Ltd	450
232,178	*	Regis Corp	3,659
3,302,334		Resorts World BHD	3,674
70,800		Resorttrust, Inc	1,721
6,983		Restaurant Brands International LP	255
2,374,027	e	Restaurant Brands International, Inc	90,712
163,886	e	Restaurant Brands International, Inc (Toronto)	6,281
197,935		Restaurant Group plc	2,165
379,716		Retail Food Group Ltd	1,589
8,389,567	e	REXLot Holdings Ltd	476
80,493	e	Rezidor Hotel Group AB	320
16,100		Ringer Hut Co Ltd	342
64,400		Round One Corp	314
126,962	e	Royal Caribbean Cruises Ltd	9,991
28,400	e	Royal Holdings Co Ltd	474
181,905	*	Ruby Tuesday, Inc	1,141
160,429		Ruth’s Chris Steak House, Inc	2,586
28,700	e	Saizeriya Co Ltd	637
2,420,495		Sands China Ltd	8,135
145,726	*,e	Scientific Games Corp (Class A)	2,265
195,198	e	SeaWorld Entertainment, Inc	3,599
36,400		Ser Educacional S.A.	168
489,067		Service Corp International	14,393
406,332	*	ServiceMaster Global Holdings, Inc	14,697
25,667	*,e	Shake Shack, Inc	1,547
1,130,000		Shanghai Jinjiang International Hotels Group Co Ltd	497
61,449		Shanghai Jinjiang International Travel Co Ltd	269
938,120		Shangri-La Asia Ltd	1,308
1,502		Shinsegae Food Co Ltd	247
141,914		Six Flags Entertainment Corp	6,365
3,392,613	e	SJM Holdings Ltd	3,668
25,816		SkiStar AB (Series B)	297
572,705		Sky City Entertainment Group Ltd	1,629
55,600	*	Skylark Co Ltd	732
381,025	e	Slater & Gordon Ltd	1,040
20,171		Sodexho Alliance S.A.	1,920
703,379		Sonic Corp	20,257
165,256		Sotheby’s (Class A)	7,476
36,944		Speedway Motorsports, Inc	837
136,854		Spur Corp Ltd	413
415,987		SSP Group plc	1,875
15,800		St Marc Holdings Co Ltd	520
54

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
5,155,903		Starbucks Corp	$276,434
380,315		Starwood Hotels & Resorts Worldwide, Inc	30,840
4,798	*	Steak N Shake Co	1,985
56,746	*	Steiner Leisure Ltd	3,052
40,692	*	Strayer Education, Inc	1,754
242,596		Sun International Ltd	2,203
2,128,100		Ta Enterprise BHD	383
1,489,500		TA Global BHD	124
1,852,004		Tabcorp Holdings Ltd	6,492
1,105,386		Tattersall’s Ltd	3,169
190,240		Texas Roadhouse, Inc (Class A)	7,121
1,432,986	*,e	Thomas Cook Group plc	3,080
59,711		Thomas Cook India Ltd	210
176,000	e	Tokyo Dome Corp	731
154,000	e	Tokyotokeiba Co Ltd	364
20,800		Toridoll.corp	275
7,000		Tosho Co Ltd	163
602,000	e	Tsui Wah Holdings Ltd	187
17,500	e	Tsukada Global Holdings Inc	109
449,860		TUI AG. (DI)	7,279
86,721		Unibet Group plc (ADR)	5,283
63,346	e	Universal Technical Institute, Inc	545
108,852		Vail Resorts, Inc	11,887
14,700	e	Watami Co Ltd	121
75,335	*,e	Weight Watchers International, Inc	365
175,981	e	Wendy’s	1,985
87,876		Wetherspoon (J.D.) plc	1,088
32,924		Whistler Blackcomb Holdings, Inc	519
544,311		Whitbread plc	42,287
226,563		William Hill plc	1,435
49,220		Wowprime Corp	438
355,850		Wyndham Worldwide Corp	29,148
1,339,571	e	Wynn Macau Ltd	2,232
300,494	e	Wynn Resorts Ltd	29,650
173,000	g	Xiabuxiabu Catering Management China Holdings Co Ltd	97
325,000		YBM Sisa.com, Inc	1,302
31,000		Yomiuri Land Co Ltd	108
59,800		Yoshinoya D&C Co Ltd	724
924,024		Yum! Brands, Inc	83,236
5,774		Zeal Network SE	271
93,000	*,e	Zensho Co Ltd	886
568,000		Zhuhai Holdings Investment Group Ltd	113
751,294	*,e	Zoe’s Kitchen, Inc	30,758
		TOTAL CONSUMER SERVICES	2,351,730

DIVERSIFIED FINANCIALS - 3.7%
989,656		3i Group plc	8,030
78,241		ABC Arbitrage	437
415,581		Aberdeen Asset Management plc	2,636
58,363		Ackermans & Van Haaren	8,315
287,850	*,e	Acom Co Ltd	1,103
106,000		Aeon Credit Service M BHD	378
55

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
97,848	e	AEON Financial Service Co Ltd	$2,715
233,758	*	Affiliated Managers Group, Inc	51,099
710,449		AFP Habitat S.A.	953
1,389,533	*,e,m	African Bank Investments Ltd	1
69,116		AGF Management Ltd	324
309,900	*,e	Aiful Corp	998
1,647,400		AIRA Capital Co Ltd	126
25,602		Aker ASA (A Shares)	551
1,424,696		Al Waha Capital PJSC	950
80,684	e	Alaris Royalty Corp	1,970
1,214,714		Alexander Forbes Group Holdings Ltd	894
226,762	*,e	Allied Minds plc	1,936
1,924,897	*	Ally Financial, Inc	43,175
1,167,289	*	Amanat Holdings PJSC	284
1,665,650		American Express Co	129,454
1,075,371		Ameriprise Financial, Inc	134,346
2,456,086	g	Anima Holding S.p.A	21,572
677,949		ARA Asset Management Ltd	881
132,003	e	Arlington Asset Investment Corp (Class A)	2,582
155,860		Arrow Global Group plc	648
63,238		Artisan Partners Asset Management, Inc	2,938
2,725	*	Ashford, Inc	238
348,888	e	Ashmore Group plc	1,586
12,981	*,m	Asia Pacific Investment Partners Limited	102
1,387,200		Asia Plus Group Holdings Securities	174
20,502		Aurelius AG.	876
245,581		Australian Stock Exchange Ltd	7,553
21,362		Avanza AB	777
326,336		Ayala Corp	5,716
2,215	*,m	Ayala Corp Preferred	0	^
147,865		Azimut Holding S.p.A.	4,328
65,593		Banca Generali S.p.A	2,309
101,848		Banca IFIS S.p.A.	2,213
1,451,867		Bank of New York Mellon Corp	60,935
599,664		BGC Partners, Inc (Class A)	5,247
324,919		BinckBank NV	3,101
204,625		BlackRock, Inc	70,796
515,400		Blackstone Group LP	21,064
2,704,086		BM&F Bovespa S.A.	10,193
1,949,100	e	Bolsa Mexicana de Valores S.A. de C.V.	3,371
79,233		Bolsas y Mercados Espanoles	3,211
798,265	*	Brait S.A.	8,093
364,889		Brewin Dolphin Holdings plc	1,672
638,000		Bright Smart Securities & Commodities Group Ltd	310
196,209		BT Investment Management Ltd	1,280
176,750		Bure Equity AB	1,081
695,000		Bursa Malaysia BHD	1,499
80,747		Calamos Asset Management, Inc (Class A)	989
19,585	*	Callidus Capital Corp	219
224,221		Canaccord Financial, Inc	1,397
23,862	*	Capital First Ltd	142
1,230,665		Capital One Financial Corp	108,262
56

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,543,300		Capital Securities Corp	$500
80,291	e	Cash America International, Inc	2,103
1,758,000	*	Cash Financial Services Group Ltd	152
227,585		CBOE Holdings, Inc	13,022
81,503		Cembra Money Bank AG.	4,973
477,000	e	Central China Securities Co Ltd	369
72,901		Century Leasing System, Inc	2,355
87,469	e	Cerved Information Solutions S.p.A	673
244,815		CETIP S.A.-Balcao Organizado de Ativos e Derivativos	2,684
1,118,786		Chailease Holding Co Ltd	2,698
817,099		Challenger Financial Services Group Ltd	4,236
3,625,063		Charles Schwab Corp	118,358
2,181,000		China Bills Finance Corp	831
22,041,440	*	China Cinda Asset Management Co Ltd	12,259
1,080,137		China Everbright Ltd	3,740
3,410,000	*,e	China Financial International Investments Ltd	519
5,454,500		China Galaxy Securities Co Ltd	7,090
3,440,000	e	China LNG Group Ltd	695
112,665	e	China Merchants China Direct Investments Ltd	269
3,778,000	*,e	China Smarter Energy Group Holdings Ltd	638
355,755	e	CI Financial Corp	9,570
16,749	e	CIFC Corp	133
628,526	*	Citadel Capital Corp	163
2,084,903	e	CITIC Securities Co Ltd	7,499
155,402		Close Brothers Group plc	3,729
212,327		CME Group, Inc	19,759
93,069		Coface S.A.	1,082
52,467	e	Cohen & Steers, Inc	1,788
65,790	*,e	Consumer Portfolio Services, Inc	411
258,386		Coronation Fund Managers Ltd	1,749
19,465		Corp Financiera Alba	903
127,881		Corp Financiera Colombiana S.A.	1,792
314,143	*,e	Cowen Group, Inc	2,011
54,304	*,e	Credit Acceptance Corp	13,369
25,239		Credit Analysis & Research Ltd	558
1,377,600	e	Credit China Holdings Ltd	290
115,464		Credit Saison Co Ltd	2,472
1,617,024		Credit Suisse Group	44,610
654,847		Credito Real SAB de C.V.	1,466
28,955		CRISIL Ltd	880
221,578		Daewoo Securities Co Ltd	3,020
34,545		Daishin Securities Co Ltd	360
17,373		Daishin Securities Co Ltd PF	116
2,834,760		Daiwa Securities Group, Inc	21,206
90,742		DeA Capital S.p.A.	145
1,337,156		Deutsche Bank AG.	40,204
49,895	*	Deutsche Beteiligungs AG.	1,537
172,557		Deutsche Boerse AG.	14,292
9,352		Diamond Hill Investment Group, Inc	1,867
490,000	*	Differ Group Holding Co Ltd	619
1,016,474		Discover Financial Services	58,569
2,439,797		Dubai Financial Market	1,303
57

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
40,266	*,e	Dundee Corp	$404
2,843,406	*	E*Trade Financial Corp	85,160
278,467		Eaton Vance Corp	10,896
273,081	*	Edelweiss Capital Ltd	259
23,197		EFG Financial Products Holding AG.	4,029
907,983	e	EFG International	12,868
677,857		Egypt Kuwait Holding Co	419
403,018	*	Egyptian Financial Group-Hermes Holding	719
570,277	*	Element Financial Corp	9,018
74,914	*,e	Encore Capital Group, Inc	3,202
125,030	*	Enova International, Inc	2,336
65,632	*	Eugene Investment & Securities Co Ltd	206
15,634		Eurazeo	1,038
1,182,348	g	Euronext NV	46,601
161,876	e	Evercore Partners, Inc (Class A)	8,735
68,230		Exor S.p.A.	3,259
143,842	*	Ezcorp, Inc (Class A)	1,069
123,259	*,g	Fairfax India Holdings Corp	1,399
4,498,395		Far East Horizon Ltd	4,275
10,092	*,e	FBR & Co	234
119,596	e	Federated Investors, Inc (Class B)	4,005
8,119		Ferratum Oyj	199
67,758		Fiera Capital Corp	672
17,934	e	Fifth Street Asset Management, Inc	184
144,804	e	Financial Engines, Inc	6,151
176,100	e	Financial Products Group Co Ltd	1,335
86,760	*	First Cash Financial Services, Inc	3,955
2,834,785		First Pacific Co	2,392
7,407,925		FirstRand Ltd	32,456
227,477	e	FlexiGroup Ltd	510
137,596	*	FNFV Group	2,116
170,056	*	Fondul Proprietatea S.A. (ADR)	1,701
281,000		Franklin Resources, Inc	13,777
7,100,000	*	Freeman Financial Corp Ltd	641
15,701,286		Fubon Financial Holding Co Ltd	31,205
34,505,162		Fuhwa Financial Holdings Co Ltd	18,662
28,400	e	Fuyo General Lease Co Ltd	1,213
65,145		Gain Capital Holdings, Inc	623
17,232		GAMCO Investors, Inc (Class A)	1,184
1,563,663	e	Gentera SAB de C.V.	2,770
1,006,800	*	GF Securities Co Ltd	2,590
24,588		Gimv NV	1,173
66,892		Gluskin Sheff + Associates, Inc	1,344
51,784		GMP Capital, Inc	213
1,065,778		Goldman Sachs Group, Inc	222,524
140,524	*	Green Dot Corp	2,687
83,140		Greenhill & Co, Inc	3,436
100,895		Groupe Bruxelles Lambert S.A.	8,136
483,326		Grupo de Inversiones Suramericana S.A.	6,868
120,603		Grupo de Inversiones Suramericana S.A. (Preference)	1,685
268,300		Grupo Financiero Interacciones S.A. de C.V.	1,637
260,485		GT Capital Holdings, Inc	7,885
58

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
692,240	*	Gulf General Investment Co	$161
8,947,800	e	Guotai Junan International Hol	5,817
3,677,497		Haci Omer Sabanci Holding AS	13,853
3,854,012	e	Haitong Securities Co Ltd	10,165
19,645		Hankook Tire Worldwide Co Ltd	295
44,084		Hanwha Securities Co	218
248,231		Hargreaves Lansdown plc	4,497
61,797		Hellenic Exchanges S.A.	295
3,096,994		Henderson Group plc	12,706
252,980		HFF, Inc (Class A)	10,557
202,800		Hitachi Capital Corp	5,362
12,754		HMC Investment Securities Co Ltd	128
1,562,367		Hong Kong Exchanges and Clearing Ltd	55,049
1,883,800	*,g	Huatai Securities Co Ltd	5,322
278,231		Hyundai Securities Co	2,256
26,800		IBJ Leasing Co Ltd	622
142,383		ICAP plc	1,184
172,900	e	Ichigo Holdings Co Ltd	426
38,100		Ichiyoshi Securities Co Ltd	372
1,628,978		IFCI Ltd	659
361,191		IG Group Holdings plc	4,234
186,271	e	IGM Financial, Inc	5,933
286,967		India Infoline Ltd	782
413,913		Indiabulls Housing Finance Ltd	4,039
18,736		Indiabulls Securities Ltd	10
235,487		Industrivarden AB	4,438
188,892		Infrastructure Development Finance Co Ltd	437
14,668,783		ING Groep NV	243,580
595,502	e	ING Groep NV (ADR)	9,873
114,394		Interactive Brokers Group, Inc (Class A)	4,754
179,983	*,m	Interbolsa S.A.	0	^
334,847		IntercontinentalExchange Group, Inc	74,875
918,784		Intermediate Capital Group plc	7,937
228,460		International Personal Finance plc	1,642
48,321	*	INTL FCStone, Inc	1,606
58,204		Inversiones La Construccion S.A.	656
870,899		Invesco Ltd	32,650
229,144		Investec Ltd	2,062
1,110,732		Investec plc	9,980
217,123		Investment Technology Group, Inc	5,385
751,599		Investor AB (B Shares)	28,024
281,653	e	IOOF Holdings Ltd	1,950
237,177	e	iShares MSCI Canada Index Fund	6,326
1,248,476	e	iShares MSCI EAFE Index Fund	79,266
628,340	e	iShares MSCI Emerging Markets	24,895
20,300		Iwai Securities Co Ltd	259
156,300		J Trust Co Ltd	1,475
134,000		Jaccs Co Ltd	644
133,917		Jafco Co Ltd	5,337
709,856	e	Janus Capital Group, Inc	12,153
1,265,600		Japan Securities Finance Co Ltd	7,365
38,300	*,e	JG Wentworth Co	352
59

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,542,018		Jih Sun Financial Holdings Co Ltd	$422
166,160		JM Financial Ltd	114
164,303		JSE Ltd	1,735
191,724		Julius Baer Group Ltd	10,758
416,032		Julius Baer Holding AG.	8,740
1,254,835		Jupiter Investment Management Group Ltd	8,791
846,000		K1 Ventures Ltd	126
3,450,400		kabu.com Securities Co Ltd	11,539
30,896		KBC Ancora	1,248
120,838	*,e	KCG Holdings, Inc	1,490
483,371	e	Kinnevik Investment AB (Series B)	15,289
9,923		KIWOOM Securities Co Ltd	657
127,569		Korea Investment Holdings Co Ltd	7,267
591,900		Krungthai Card PCL	1,718
16,166		Kyobo Securities Co	167
21,100		Kyokuto Securities Co Ltd	306
310,728	*	L&T Finance Holdings Ltd	321
279,131	*,e	Ladenburg Thalmann Financial Services, Inc	977
1,034,572		Lazard Ltd (Class A)	58,184
783,685		Legg Mason, Inc	40,383
569,358		Leucadia National Corp	13,824
455,705		London Stock Exchange Group plc	16,953
176,619	e	LPL Financial Holdings, Inc	8,211
92,545		Lundbergs AB (B Shares)	4,109
332,103		Macquarie Group Ltd	20,808
222,187		Magellan Financial Group Ltd	2,975
319,502		Mahindra & Mahindra Financial Services Ltd	1,404
25,556,377		Man Group plc	62,988
536,948		Manappuram General Finance & Leasing Ltd	237
37,035	e	Manning & Napier, Inc	369
166,840		MarketAxess Holdings, Inc	15,478
43,033		Marlin Business Services Corp	726
55,300		Marusan Securities Co Ltd	595
2,141,772		Masterlink Securities Corp	697
383,400		Matsui Securities Co Ltd	3,363
1,055,986		McGraw-Hill Financial, Inc	106,074
8,293,469		Mediobanca S.p.A.	81,315
15,573	e	Medley Management, Inc	184
33,500		Meritz finance Holdings Co Ltd	475
703,007		Meritz Securities Co Ltd	4,488
13,775,404		Metro Pacific Investments Corp	1,446
25,481		Mirae Asset Securities Co Ltd	1,150
172,400		Mito Securities Co Ltd	616
320,254		Mitsubishi UFJ Lease & Finance Co Ltd	1,751
53,955		MLP AG.	226
162,035		Moelis & Co	4,652
576,700	e	Monex Beans Holdings, Inc	1,585
1,275,797		Moody’s Corp	137,735
8,824,370		Morgan Stanley	342,297
25,597	*	Motilal Oswal Financial Services Ltd	121
243,606		MSCI, Inc (Class A)	14,994
573,600		Muangthai Leasing PCL	324
60

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,222,300	*	Mulpha International BHD	$117
80,391	*	Muthoot Finance Ltd	255
112,975		NASDAQ OMX Group, Inc	5,514
686,067		Navient Corp	12,493
113,062		Nelnet, Inc (Class A)	4,897
89,954	*,e	NewStar Financial, Inc	989
56,200		NICE Holdings Co Ltd	1,006
33,491		NICE Information Service Co Ltd	294
7,029		Nicholas Financial, Inc	89
9,810,739		Nomura Holdings, Inc	66,241
73,084		Nordnet AB (Series B)	292
244,815		Northern Trust Corp	18,719
357,035		NorthStar Asset Management Group, Inc	6,602
3,367,866	e	NZX Ltd	2,465
576,000		Okasan Holdings, Inc	4,046
124,052		OM Asset Management plc	2,207
45,851	*,e	On Deck Capital, Inc	531
84,911		Onex Corp	4,698
31,473		Oppenheimer Holdings, Inc	827
14,659		Oresund Investment AB	281
377,500	*,e	Orient Corp	671
3,436,070		ORIX Corp	51,024
321,783		Osaka Securities Exchange Co Ltd	10,432
409,075		OSK Holdings BHD	230
218,068	e	OzForex Group Ltd	372
10,305		Pargesa Holding S.A.	694
8,131		Partners Group	2,430
361,698		Peregrine Holdings Ltd	917
517,000	*,m	Peregrine Investment Holdings	0	^
156,983		Perpetual Trustees Australia Ltd	5,845
142,455	*	PHH Corp	3,708
82,264		Philippine Stock Exchange, Inc	557
61,251	*	Pico Holdings, Inc	902
230,955	*	Pioneers Holding	254
47,281	*	Piper Jaffray Cos	2,063
798,472		Platinum Asset Mangement Ltd	4,602
317,041	e	Plus500 Ltd	1,943
652,177		Power Finance Corp Ltd	2,618
138,113	*,e	PRA Group, Inc	8,606
5,543,000		Premium Leisure Corp	145
990,509		President Securities Corp	502
296,039		Provident Financial plc	13,611
66,087	e	PSG Group Ltd	1,112
128,527	*	PTC India Financial Services Ltd	90
35,676		Pzena Investment Management, Inc (Class A)	394
11,203		Qatar Industrial Manufacturing Co	141
440,427		Ratos AB (B Shares)	2,842
106,805		Raymond James Financial, Inc	6,363
70,114	*	Regional Management Corp	1,252
110,906		Reliance Capital Ltd	630
29,546	*	Religare Enterprises Ltd	148
566,311		Remgro Ltd	11,902
61

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
27,860	*	Repco Home Finance Ltd	$282
54,197		Resource America, Inc (Class A)	456
88,195	*	RHJ International	432
16,000		Ricoh Leasing Co Ltd	490
897,267		RMB Holdings Ltd	4,900
908,000	*,e	Rowsley Ltd	106
587,629		Rural Electrification Corp Ltd	2,537
58,571	*	Safeguard Scientifics, Inc	1,140
59,225		Salam International Investment Co	227
159,957		Samsung Card Co	5,298
70,825		Samsung Securities Co Ltd	3,459
183,659		Santander Consumer USA Holdings, Inc	4,696
292,600	*,e	Sawada Holdings Co Ltd	2,829
251,844		SBI Holdings, Inc	3,462
148,111		Schroders plc	7,390
477,661		SEI Investments Co	23,420
5	*,m	SFCG Co Ltd	0	^
415,000		Shenyin Wanguo HK Ltd	320
3,790		Shinyoung Securities Co Ltd	192
840,933		Shriram Transport Finance Co Ltd	11,268
562,015	*	SHUAA Capital PSC	92
5,499	e	Silvercrest Asset Management Group, Inc	77
372,000		Simsen International Corp Ltd	302
1,261,856		Singapore Exchange Ltd	7,330
239,443	*	SK Securities Co Ltd	303
88,798	*	SKS Microfinance Pvt Ltd	650
1,217,212		SLM Corp	12,014
768,475	*,e,m	SNS Reaal	9
8,200		Societe Fonciere Financiere et de Participations FFP	667
82,400	e	Sparx Group Co Ltd	173
4,500	e	SPDR Trust Series 1	926
110,392	*,e	Springleaf Holdings, Inc	5,068
136,582	e	Sprott, Inc	270
173,273		SREI Infrastructure Finance Ltd	95
462,662		Srisawad Power 1979 PCL	547
2,268,840		State Street Corp	174,701
184,315	*	Stifel Financial Corp	10,642
5,841,000		Sun Hung Kai & Co Ltd	5,240
40,328		Sundaram Finance Ltd	1,000
186,540	*,e	SVG Capital plc	1,420
9,857	e	Swissquote Group Holding S.A.	295
3,856,769	*,e	Synchrony Financial	127,003
251,851		T Rowe Price Group, Inc	19,576
1,319,264		Tai Fook Securities Group Ltd	1,189
395,000		Taiwan Acceptance Corp	1,011
170,000	*,e	Takagi Securities Co Ltd	330
98,843		Tamburi Investment Partners S.p.A.	382
10,971	*	Tata Investment Corp Ltd	101
334,217		TD Ameritrade Holding Corp	12,306
65,223	*	Tilak Finance Ltd	13
82,391	e	Tiptree Financial, Inc	597
53,136		TMX Group Ltd	2,261
62

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
322,580		Tokai Tokyo Securities Co Ltd	$2,345
90,066	*	Tong Yang Investment Bank	464
241,000		Toyo Securities Co Ltd	751
195,880		Transaction Capital Ltd	156
258,654	e	Tricon Capital Group, Inc	2,259
240,212		Tullett Prebon plc	1,385
8,012,884		UBS AG.	170,005
1,079,554	*	Unifin Financiera SAPI de C.V. SOFOM ENR	2,262
1,034,873		UOB-Kay Hian Holdings Ltd	1,153
153,144	*,e	Uranium Participation Corp	641
2,533,000		Value Partners Group Ltd	3,989
45,386	*	Virtu Financial, Inc	1,066
20,529		Virtus Investment Partners, Inc	2,715
70,539		Vontobel Holding AG.	3,268
99,081	*,e	Vostok New Ventures Ltd (RED)	48
99,081	*,e	Vostok New Ventures Ltd (SDR)	679
1,389,984		Voya Financial, Inc	64,593
211,388	e	Waddell & Reed Financial, Inc (Class A)	10,001
105,395	*,e	Walter Investment Management Corp	2,410
55,969		Warsaw Stock Exchange	705
2,841,403		Waterland Financial Holdings	799
27,042		Wendel	3,323
20,529		Westwood Holdings Group, Inc	1,223
705,600	e	WisdomTree Investments, Inc	15,499
9,410		Woori Financial Co Ltd	191
159,071		Woori Investment & Securities Co Ltd	1,734
21,994	*,e	World Acceptance Corp	1,353
10,153	*	ZAIS Group Holdings, Inc	111
1,355,453		Zeder Investments Ltd	917
86,100		Zenkoku Hosho Co Ltd	3,065
		TOTAL DIVERSIFIED FINANCIALS	4,529,153

ENERGY - 6.9%
11,557		Aban Offshore Ltd	55
526,912	*,e	Abraxas Petroleum Corp	1,554
11,665		Adams Resources & Energy, Inc	520
52,005,715		Adaro Energy Tbk	2,955
376,539	*	Advantage Oil & Gas Ltd	2,382
156,180	e	Akastor ASA	276
187,506		Aker Solutions ASA	1,052
82,723		Alon USA Energy, Inc	1,563
388,489	*,e	Alpha Natural Resources, Inc	117
115,644	e	AltaGas Income Trust	3,522
69,928		AMEC plc	898
1,014,227	*	Amerisur Resources plc	582
25,753	*,e	Amyris, Inc	50
2,619,575		Anadarko Petroleum Corp	204,484
73,949	*,e	Antero Resources Corp	2,539
1,092,000	e	Anton Oilfield Services Group	209
2,719,659		Apache Corp	156,734
113,082	*,e	Approach Resources, Inc	775
1,467,471	e	ARC Resources Ltd	25,143
63

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
174,607	e	Ardmore Shipping Corp	$2,114
7,484	*	Aspen Aerogels, Inc	50
359,185	*,e	Athabasca Oil Corp	587
291,272	e	Atwood Oceanics, Inc	7,701
537,970	*	Australian Worldwide Exploration Ltd	502
179,108	g	Avance Gas Holding Ltd	3,230
21,764	e	Awilco Drilling plc	137
2,920,085	n	Baker Hughes, Inc	180,169
679,900		Bangchak Petroleum PCL-Foreign	702
971,913	*	Bankers Petroleum Ltd	2,412
1,535,800		Banpu PCL (Foreign)	1,157
243,840	*,e	Basic Energy Services, Inc	1,841
145,277	e	Baytex Energy Trust	2,260
4,891,701		Beach Petroleum Ltd	3,961
190,766	*,e	Bellatrix Exploration Ltd	444
3,449,878		BG Group plc	57,457
702,219		Bharat Petroleum Corp Ltd	9,690
218,631	*,e	Bill Barrett Corp	1,878
317,606	*	Birchcliff Energy Ltd	1,772
318,531	*,e	BlackPearl Resources, Inc	278
131,161	*	Bonanza Creek Energy, Inc	2,394
188,482	e	Bonavista Energy Trust	1,025
28,825	e	Bonterra Oil & Gas Ltd	727
39,954	*	Boulder Energy Ltd	265
25,741	e	Bourbon S.A.	419
564,860		Boustead Singapore Ltd	524
20,917,151		BP plc	138,820
821,865		BP plc (ADR)	32,842
5,043,000	*,e	Brightoil Petroleum Holdings Ltd	2,598
147,723		Bristow Group, Inc	7,874
2,900,574		Bumi Armada BHD	875
410,699	e,g	BW LPG Ltd	3,512
1,061,477		BW Offshore Ltd	684
637,977	*,e	C&J Energy Services Ltd	8,421
806,786	e	Cabot Oil & Gas Corp	25,446
568,443	*	Cairn Energy plc	1,514
1,040,843		Cairn India Ltd	2,966
315,464	e	Calfrac Well Services Ltd	1,947
1,306,189		California Resources Corp	7,889
602,185	*	Callon Petroleum Co	5,010
394,231		Caltex Australia Ltd	9,678
591,580		Cameco Corp (Toronto)	8,464
610,551	*	Cameron International Corp	31,975
175,267	*,e	Canacol Energy Ltd	389
642,716	e	Canadian Energy Services & Technology Corp	3,705
1,596,621		Canadian Natural Resources Ltd (Canada)	43,335
592,686		Canadian Oil Sands Trust	4,793
222,884		CanElson Drilling, Inc	771
269,512		Canyon Services Group, Inc	1,254
255,179		Capital Product Partners LP	1,993
57,485	e	CARBO Ceramics, Inc	2,393
197,700	e	Cardinal Energy Ltd	2,268
64

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
345,518	*	Carrizo Oil & Gas, Inc	$17,013
380,000		Cenovus Energy, Inc	6,084
1,118,504		Cenovus Energy, Inc (Toronto)	17,884
908,614	*	Cheniere Energy, Inc	62,931
675,985	e	Chesapeake Energy Corp	7,551
6,154,309		Chevron Corp	593,706
4,908,906	e	China Coal Energy Co	2,927
9,281,826		China Oilfield Services Ltd	14,761
4,077,287		China Shenhua Energy Co Ltd	9,286
5,497,000	e	China Suntien Green Energy Cor	1,176
398,000	*	Chu Kong Petroleum & Natural Gas Steel Pipe Holdings Ltd	108
480,048		Cimarex Energy Co	52,954
16,995	*,e	Clayton Williams Energy, Inc	1,117
203,787	*,e	Clean Energy Fuels Corp	1,145
277,434	*,e	Cloud Peak Energy, Inc	1,293
37,324,700		CNOOC Ltd	52,944
1,528,413		Coal India Ltd	10,097
551,752	*,e	Cobalt International Energy, Inc	5,358
2,247,212		Columbia Pipeline Partners LP	56,630
722,648	*,e	Compagnie Generale de Geophysique S.A.	4,066
126,942	e	Comstock Resources, Inc	423
2,010,448	*	Concho Resources, Inc	228,910
2,566,351		ConocoPhillips	157,600
349,425	e	Consol Energy, Inc	7,596
121,574	*	Contango Oil & Gas Co	1,492
1,989,576	*,e	Continental Resources, Inc	84,338
62,750	e	Core Laboratories NV	7,156
448,128		Cosan SA Industria e Comercio	3,625
545,000		Cosmo Oil Co Ltd	886
468,467	e	Crescent Point Energy Corp	9,613
135,611	*	Crew Energy, Inc	620
34,808	e	CVR Energy, Inc	1,310
2,886,362	*	Dana Gas PJSC	359
248,650		Dayang Enterprise Holdings BHD	148
5,809		Delek Group Ltd	1,713
250,857		Delek US Holdings, Inc	9,237
1,183,364	e	Denbury Resources, Inc	7,526
478,621	*,e	Denison Mines Corp	345
99,477	*,e	Det Norske Oljeselskap ASA	704
669,257		Devon Energy Corp	39,814
541,809		DHT Holdings, Inc	4,210
76,360	e	Diamond Offshore Drilling, Inc	1,971
1,652,786	*	Diamondback Energy, Inc	124,587
628,315	*,e	DNO International ASA	829
66,810	*	Dorian LPG Ltd	1,114
806,973		Dragon Oil plc	9,205
175,177	*	Dresser-Rand Group, Inc	14,922
398,174	*,e	Drillsearch Energy Ltd	318
91,558	*	Dril-Quip, Inc	6,890
865	*	Earthstone Energy, Inc	17
127,588	*,e	Eclipse Resources Corp	671
65

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
10,050,253		Ecopetrol S.A.	$6,674
605,635		Empresas COPEC S.A.	6,432
69,681	e	Enbridge Income Fund	1,926
1,026,844	e	Enbridge, Inc	48,021
1,678,678	e	EnCana Corp	18,507
77,574		Enerflex Ltd	838
809,493		Energen Corp	55,288
997,800		Energy Absolute PCL (Foreign)	693
1,168,600		Energy Earth PCL	162
118,273	*	Energy Fuels, Inc	526
1,440,178	*,e	Energy Resources of Australia Ltd	433
106,076	e	Enerplus Resources Fund	931
2,115,829		ENI S.p.A.	37,581
702,357	*	Enquest plc (London)	472
105,877		Ensco plc	2,358
147,707		Ensign Energy Services, Inc	1,447
3,812,973	n	EOG Resources, Inc	333,826
55,866	*,e	EP Energy Corp	711
361,327		EQT Corp	29,390
56,942	*,e	Era Group, Inc	1,166
49,895		ERG S.p.A.	599
8,409	*	Erin Energy Corp	33
2,755	*	Esso SA Francaise	155
968,500	*	Esso Thailand PCL (Foreign)	182
74,654	*,e	Etablissements Maurel et Prom	556
87,855		Euronav NV	1,291
52,199		Evolution Petroleum Corp	344
998,754	e	EXCO Resources, Inc	1,179
27,073	e	Exmar NV	270
529,848	e	Exterran Holdings, Inc	17,300
269,277	e	Exxaro Resources Ltd	1,925
12,827,153	d	Exxon Mobil Corp	1,067,219
1,205,560	e	Ezion Holdings Ltd	916
733,408	e	Ezra Holdings Ltd	93
233,657	*	Faroe Petroleum plc	313
363,801	*	FMC Technologies, Inc	15,094
171,242	*,e	FMSA Holdings, Inc	1,402
1,821,306		Formosa Petrochemical Corp	4,676
235,226	*	Forum Energy Technologies, Inc	4,770
387,904		Frank’s International NV	7,308
31,070	e	Fred Olsen Energy ASA	216
188,569	e	Freehold Royalty Trust	2,437
345,369	*,e	Frontline Ltd	843
67,084		Fugro NV	1,477
55,817	*,e	FX Energy, Inc	49
710,736		Galp Energia SGPS S.A.	8,366
150,000	e	GasLog Ltd	2,992
203,144	*,e	Gastar Exploration, Inc	628
10,808,688		Gazprom OAO (ADR)	56,315
87,478		Gazpromneft OAO (ADR)	1,056
51,260		Gaztransport Et Technigaz S.A.	3,243
9,290,000	*,e	Genesis Energy Holdings Ltd	244
66

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
39,068	*,e	Geospace Technologies Corp	$901
719,899	e	Gibson Energy, Inc	12,997
2,988	*,e	Glori Energy, Inc	4
140,256	e	Golar LNG Ltd	6,564
60,000	*	Gran Tierra Energy, Inc	179
117,532		Great Eastern Shipping Co Ltd	615
143,755		Green Plains Renewable Energy, Inc	3,960
213,072	*	Grupa Lotos S.A.	1,700
81,988		GS Holdings Corp	3,648
131,044		Gujarat Mineral Development Corp Ltd	192
60,277		Gulf International Services OSC	1,320
31,358	e	Gulf Island Fabrication, Inc	350
942,945	*,e	Gulf Keystone Petroleum Ltd	548
187,509	e	Gulfmark Offshore, Inc	2,175
149,546	*	Gulfport Energy Corp	6,019
791,997	*,e	Halcon Resources Corp	919
59,451	e	Hallador Petroleum Co	496
2,586,212		Halliburton Co	111,388
505		Hankook Shell Oil Co Ltd	220
108,494	*,e	Harvest Natural Resources, Inc	190
453,343	*	Helix Energy Solutions Group, Inc	5,726
42,064		Hellenic Petroleum S.A.	204
236,657		Helmerich & Payne, Inc	16,665
1,030,839		Hess Corp	68,943
727,000	e	Hilong Holding Ltd	210
92,868		Hindustan Petroleum Corp Ltd	1,063
35,709	e	Hoegh LNG Holdings Ltd	569
732,524		HollyFrontier Corp	31,271
1,737,000	e	Honghua Group Ltd	188
103,659	*,e	Hornbeck Offshore Services, Inc	2,128
127,594		Hunting plc	1,223
438,865	e	Husky Energy, Inc	8,394
571,500	*	Icon Offshore BHD	65
13,994		Idemitsu Kosan Co Ltd	275
700,720		Imperial Oil Ltd	27,069
41,594	*,e	Independence Contract Drilling, Inc	369
1,706,259		Inner Mongolia Yitai Coal Co	2,450
1,823,202		Inpex Holdings, Inc	20,695
636,023	e	Inter Pipeline Ltd	14,615
866,548	*,e	ION Geophysical Corp	927
1,961,673	*	Ipek Matbacilik Sanayi Ve Ticaret AS	2,115
16,122,607		IRPC PCL (Foreign)	2,134
2,440	*,e	Isramco, Inc	337
149,053		Itochu Enex Co Ltd	1,432
6,100	e	Japan Drilling Co Ltd	176
90,800		Japan Petroleum Exploration Co	2,887
967,455		John Wood Group plc	9,791
71,789	*,e	Jones Energy, Inc (Class A)	650
2,877,448		JX Holdings, Inc	12,406
211,403	*,e	Karoon Gas Australia Ltd	367
131,122	*	Kelt Exploration Ltd	886
636,603	*,e	Key Energy Services, Inc	1,146
67

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
505,947		Keyera Corp	$16,892
3,382,718		Kinder Morgan, Inc	129,863
1,463,624	*	KNM Group BHD	240
56,568		Koninklijke Vopak NV	2,861
263,601	*	Kosmos Energy LLC	2,222
281,000	*,e	KrisEnergy Ltd	94
1,313,381	*,e	Laredo Petroleum Holdings, Inc	16,522
161,031	*	Legacy Oil & Gas, Inc	312
431,729	*,e	Liquefied Natural Gas Ltd	1,265
29,097		Lubelski Wegiel Bogdanka S.A.	401
1,026,654		LUKOIL (ADR)	45,234
239,063	*,e	Lundin Petroleum AB	4,101
726,857	*,e	Magnum Hunter Resources Corp	1,359
2,024,699		Marathon Oil Corp	53,736
1,848,276		Marathon Petroleum Corp	96,683
327,556		Markwest Energy Partners LP	18,468
2,178,444	*,e	Matador Resources Co	54,461
183,312	*	Matrix Service Co	3,351
100,688	e	Maurel & Prom Nigeria	313
793,009	*,e	McDermott International, Inc	4,235
1,146,760	*	MEG Energy Corp	18,730
165,176	*	Memorial Resource Development Corp	3,133
910,000		MIE Holdings Corp	136
12,665	*	Mitcham Industries, Inc	53
39,500	e	Modec, Inc	605
64,177		MOL Hungarian Oil and Gas plc	3,284
52,327		Motor Oil Hellas Corinth Refineries S.A.	475
183,542	e	Mullen Group Ltd	2,999
532,783		Murphy Oil Corp	22,148
4,204,149		Nabors Industries Ltd	60,666
38,730	*	Naphtha Israel Petroleum Corp Ltd	252
459,314		National Oilwell Varco, Inc	22,176
32,556	*	Natural Gas Services Group, Inc	743
430,378		Navios Maritime Acq Corp	1,545
218,548		Neste Oil Oyj	5,575
1,810,000	e	New Zealand Oil & Gas Ltd	675
53,811	e	Newalta, Inc	613
578,328	*	Newfield Exploration Co	20,889
13,978,000	e	Newocean Energy Holdings Ltd	6,488
245,214	*	Newpark Resources, Inc	1,994
164,500		Nippon Coke & Engineering Co Ltd	158
26,700	*	Nippon Gas Co Ltd	836
667,075	e	Noble Corp plc	10,266
461,390		Noble Energy, Inc	19,692
106,162	e	Nordic American Offshore Ltd	864
281,667	e	Nordic American Tanker Shipping	4,008
221,321	e	North Atlantic Drilling Ltd	263
33,496	e	Northern Blizzard Resources, Inc	209
177,220	*,e	Northern Oil And Gas, Inc	1,200
225,540		NovaTek OAO (GDR)	22,961
317,182	*	NuVista Energy Ltd	1,699
611,019	*,e	Oasis Petroleum, Inc	9,685
68

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,738,496		Occidental Petroleum Corp	$135,203
138,843		Ocean Yield ASA	1,089
497,527		Oceaneering International, Inc	23,180
330,558		Oil India Ltd	2,317
1,168,848	*	Oil Refineries Ltd	420
352,473		Oil Search Ltd	1,937
168,747	*	Oil States International, Inc	6,282
62,577	e	OMV AG.	1,723
477,271		Oneok, Inc	18,843
2,227,540	*	Ophir Energy plc	3,967
1,006,747		Origin Energy Ltd	9,292
380,000		Pacc Offshore Services Holdings Ltd	123
125,055	*,e	Pacific Ethanol, Inc	1,291
930,900	e	Pacific Radiance Ltd	362
473,767		Pacific Rubiales Energy Corp (Toronto)	1,787
96,770	*	Painted Pony Petroleum Ltd	617
1,522,181	*,e	Paladin Resources Ltd	288
39,365		Panhandle Oil and Gas, Inc (Class A)	814
58,811	*	Par Petroleum Corp	1,101
47,488	*	Paramount Resources Ltd (Class A)	1,091
169,608	*	Parex Resources, Inc	1,422
561,689	*	Parker Drilling Co	1,865
463,375	e	Parkland Fuel Corp	9,230
958,543	*,e	Parsley Energy, Inc	16,698
179,642		Pason Systems, Inc	3,215
1,450,277		Patterson-UTI Energy, Inc	27,287
5,122		Paz Oil Co Ltd	807
210,662		PBF Energy, Inc	5,987
139,534	*,e	PDC Energy, Inc	7,485
1,009,475	e	Peabody Energy Corp	2,211
617,291	e	Pembina Pipeline Income Fund	19,952
533,813	e	Pengrowth Energy Trust	1,333
188,721	*,e	Penn Virginia Corp	827
1,073,033	e	Penn West Energy Trust	1,847
1,691,480		Perdana Petroleum BHD	681
367,199	e	Petrofac Ltd	5,343
5,358,076		Petroleo Brasileiro S.A.	24,179
7,453,282		Petroleo Brasileiro S.A. (Preference)	30,469
862,724	e	Petroleum Geo-Services ASA	4,641
916,559		Petronas Dagangan BHD	4,997
246,543	*,e	Petroquest Energy, Inc	488
451,326	e	Peyto Exploration & Development Corp	11,032
42,478	*	PHI, Inc	1,275
929,127		Phillips 66	74,850
705,668	*	Pioneer Energy Services Corp	4,474
1,227,055	n	Pioneer Natural Resources Co	170,180
4,751,595		Polish Oil & Gas Co	8,343
382,415		Polski Koncern Naftowy Orlen S.A.	7,511
100,100	*,m	Poseidon Concepts Corp	1
177,569	e	PrairieSky Royalty Ltd	4,480
317,530	e	Precision Drilling Trust	2,136
494,406		Premier Oil plc	1,158
69

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
26,118	*,e	Profire Energy, Inc	$29
231,394	e	ProSafe ASA	802
18,445,700		PT Benakat Petroleum Energy	110
2,553,000		PT Elnusa	92
88,669,400	*	PT Energi Mega Persada Tbk	372
1,032,850	*	PT Golden Eagle Energy Tbk	140
3,699,800		PT Harum Energy Indonesia Tbk	306
360,200		PT Indo Tambangraya Megah	346
2,862,800		PT Medco Energi Internasional Tbk	586
15,326,500	*	PT Sugih Energy Tbk	450
3,454,759		PT Tambang Batubara Bukit Asam Tbk	2,170
887,800		PTT Exploration & Production PCL (ADR)	2,856
4,235,684		PTT Exploration & Production PCL (Foreign)	13,625
401,000		PTT PCL (ADR)	4,250
3,209,319		PTT PCL (Foreign)	34,017
339,900		QGEP Participacoes S.A.	740
317,736		Questar Market Resources, Inc	5,881
604,782	*	Raging River Exploration, Inc	4,227
301,837		Range Resources Corp	14,905
2,446,444		Reliance Industries Ltd	38,386
165,374	*	Renewable Energy Group, Inc	1,912
1,422,152	e	Repsol YPF S.A.	25,066
16,040	*,e	Resolute Energy Corp	15
139,465	*,e	Rex Energy Corp	780
725,000	*,e	Rex International Holding Ltd	126
43,123	*	Rex Stores Corp	2,744
105,883	*,e	Rice Energy, Inc	2,206
34,948	*,e	RigNet, Inc	1,068
57,744	*,e	Ring Energy, Inc	646
116,177	*	RMP Energy Inc	218
310,568	*,e	Rockhopper Exploration plc	325
259,594	*	Rosetta Resources, Inc	6,007
1,604,119		Rosneft Oil Co (GDR)	6,621
511,986	e	Rowan Cos plc	10,808
6,842,290		Royal Dutch Shell plc (A Shares)	193,460
3,581,687		Royal Dutch Shell plc (B Shares)	101,972
913,830	e	RPC, Inc	12,638
3,461,239	*	RSP Permian, Inc	97,295
214,619	*,e	Saipem S.p.A.	2,268
80,000		San-Ai Oil Co Ltd	518
141,750	*,e	Sanchez Energy Corp	1,389
1,886,845	*,e	SandRidge Energy, Inc	1,655
1,451,923		Santos Ltd	8,766
4,058,718		Sapurakencana Petroleum BHD	2,535
219,603	*	Saras S.p.A.	390
1,188,707		Sasol Ltd	44,017
175,135	*,e	SBM Offshore NV	2,088
3,994,759		Schlumberger Ltd	344,308
10,667	e	Schoeller-Bleckmann Oilfield Equipment AG.	647
814,600	*	Scomi Energy Services BHD	78
828,741		Scorpio Tankers, Inc	8,362
66,473	*	SEACOR Holdings, Inc	4,716
70

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
148,892	e	Seadrill Ltd	$1,540
163,806	e	Seadrill Ltd (Oslo Exchange)	1,701
131,941	e	Secure Energy Services, Inc	1,350
229,763		SemGroup Corp	18,262
972,670	*,e	Senex Energy Ltd	210
50	*,m	Serval Integrated Energy Services	0	^
49,331	*,e	Seven Generations Energy Ltd	645
458,714	*,e	Seventy Seven Energy, Inc	1,968
241,600	*	Shandong Molong Petroleum Machinery Co Ltd	140
97,042	*	Shanxi Guoxin Energy Corp Ltd	162
64,622		ShawCor Ltd	1,893
39,200		Shinko Plantech Co Ltd	346
158,824	e	Ship Finance International Ltd	2,592
82,958	e	Showa Shell Sekiyu KK	725
1,133,800		Siamgas & Petrochemicals PCL (Foreign)	368
91,000		Sinanen Co Ltd	358
796,000		Sinopec Kantons Holdings Ltd	621
123,590		SK Energy Co Ltd	13,475
20,426		SK Gas Co Ltd	1,677
186,948		Soco International plc	516
60,787		S-Oil Corp	3,674
1,560,381	*	Southwestern Energy Co	35,467
245,277	*,e	Spartan Energy Corp	605
455,470		Spectra Energy Corp	14,848
822,000	e	SPT Energy Group, Inc	149
159,264		St. Mary Land & Exploration Co	7,345
6,061,302		Statoil ASA	108,394
160,177	*,e	Stone Energy Corp	2,017
419,747	e	Subsea 7 S.A.	4,106
1,768,311		Suncor Energy, Inc	48,703
1,395,401		Superior Energy Services	29,359
262,956	e	Surge Energy, Inc	745
2,442,852		Surgutneftegaz (ADR)	14,432
284,500		Surgutneftegaz (ADR) (London)	1,676
119,480	*,e	Swift Energy Co	243
283,438	*	Synergy Resources Corp	3,240
309,207		Targa Resources Investments, Inc	27,587
466,180		Tatneft (GDR)	14,927
365,772		Technip S.A.	22,668
198,139	e	Tecnicas Reunidas S.A.	10,208
90,162		Teekay Corp	3,861
257,902	e	Teekay Tankers Ltd (Class A)	1,705
114,008	e	Tenaris S.A.	1,538
100,807	e	Tesco Corp	1,099
402,607		Tesoro Corp	33,984
144,222		Tethys Oil AB	966
438,310	*	Tetra Technologies, Inc	2,796
363,777	e	TGS Nopec Geophysical Co ASA	8,498
1,580,257		Thai Oil PCL (Foreign)	2,567
169,534	e	Tidewater, Inc	3,853
110,966		TMK OAO (GDR)	476
257,848	e	TonenGeneral Sekiyu KK	2,398
71

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
85,031	e	TORC Oil & Gas Ltd	$592
54,377		Total Energy Services, Inc	664
3,938,815		Total S.A.	193,203
281,442	*	Tourmaline Oil Corp	8,455
105,000		Toyo Kanetsu K K	190
94,933	*,e	TransAtlantic Petroleum Ltd	485
1,711,770	e	TransCanada Corp	69,567
263,252	e	TransGlobe Energy Corp	1,050
94,812	e	Transocean Ltd	1,537
190,547	*,e	Triangle Petroleum Corp	957
169,320		Trican Well Service Ltd	563
246,337	e	Trilogy Energy Corp	1,114
133,953	e	Trinidad Drilling Ltd	433
754,982		Tullow Oil plc	4,035
390,126		Tupras Turkiye Petrol Rafine	9,883
429,077	*,e	Ultra Petroleum Corp	5,372
600,793		Ultrapar Participacoes S.A.	12,696
184,643	*,e	Unit Corp	5,008
233,866	*	Uranium Energy Corp	372
180,149	e	US Silica Holdings Inc	5,289
123,170	*	Vaalco Energy, Inc	264
2,560,296		Valero Energy Corp	160,275
526,553	*,e	Vantage Drilling Co	100
145,929	e	Veresen, Inc	1,973
153,968	e	Vermilion Energy, Inc	6,651
21,144	*,e	Vertex Energy, Inc	50
225,380	e	W&T Offshore, Inc	1,235
4,657,840		Wah Seong Corp BHD	1,703
2,031,208	*	Weatherford International Ltd	24,923
162,313	e	Western Energy Services Corp	752
328,718		Western Refining, Inc	14,339
48,133	*,e	Westmoreland Coal Co	1,000
455,290	e	Whitecap Resources, Inc	4,804
675,199	*,e	Whitehaven Coal Ltd	683
533,932	*	Whiting Petroleum Corp	17,940
3,153,886		Williams Cos, Inc	181,002
782,000		Wison Engineering Services Co Ltd	221
1,698,977		Woodside Petroleum Ltd	44,830
160,025		World Fuel Services Corp	7,673
36,967	e	WorleyParsons Ltd	297
1,101,940	*	WPX Energy, Inc	13,532
4,860,000	*,e	Yanchang Petroleum International Ltd	197
2,850,861	e	Yanzhou Coal Mining Co Ltd	2,228
70,659	*	YPF S.A. (ADR) (Class D)	1,938
628,694		Z Energy Ltd	2,492
		TOTAL ENERGY	8,481,284

FOOD & STAPLES RETAILING - 1.8%
1,322,700		7-Eleven Malaysia Holdings BHD	561
161,626		Aeon Co Ltd	2,293
18,800		Ain Pharmaciez Inc	872
14,852		Al Meera Consumer Goods Co	1,027
72

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,015,345		Alimentation Couche Tard, Inc	$43,435
330,936		Almacenes Exito S.A.	2,886
127,699		Andersons, Inc	4,980
133,879		Arcs Co Ltd	2,916
265,239		Axfood AB	4,234
8,300		Belc Co Ltd	259
28,164		BGF retail Co Ltd	4,035
241,997		BIM Birlesik Magazalar AS	4,334
27,122		Bizim Toptan Satis Magazalari AS	130
3,395,423		Booker Group plc	8,978
594,344	*	Carrefour S.A.	19,098
103,332		Casey’s General Stores, Inc	9,893
73,490		Casino Guichard Perrachon S.A.	5,578
60,300		Cawachi Ltd	907
5,160,250		Centros Comerciales Sudamericanos S.A.	12,416
50,113	*,e	Chefs’ Warehouse Holdings, Inc	1,064
2,061,655		China Resources Enterprise	6,640
269,006		Cia Brasileira de Distribuicao Grupo Pao de Acucar	6,342
14,034		CJ Freshway Corp	680
230,089		Clicks Group Ltd	1,702
16,560		Cocokara Fine Holdings, Inc	570
38,799		Colruyt S.A.	1,740
1,011,112		Controladora Comercial Mexicana S.A. de C.V.	3,179
7,299,800		Cosco Capital, Inc	1,262
8,900		Cosmos Pharmaceutical Corp	1,208
1,554,826		Costco Wholesale Corp	209,995
4,847,209		CP Seven Eleven PCL (Foreign)	6,627
21,700		Create SD Holdings Co Ltd	1,001
5,308,546		CVS Corp	556,760
13,000		Daikokutenbussaan Co Ltd	501
394,022		Delhaize Group	32,049
201,463	*,e	Diplomat Pharmacy, Inc	9,015
251,253		Distribuidora Internacional de Alimentacion S.A.	1,925
52,521		Dongsuh Co, Inc	1,801
44,117		E-Mart Co Ltd	9,132
69,508		Empire Co Ltd	4,896
83,387		Eurocash S.A.	828
56,653	*,e	Fairway Group Holdings Corp	202
131,491		FamilyMart Co Ltd	6,047
116,965	*,e	Fresh Market, Inc	3,759
59,144		George Weston Ltd	4,646
337,234		Greggs plc	6,264
15,160	e	Growell Holdings Co Ltd	692
706,713	e	Grupo Comercial Chedraui S.a. DE C.V.	2,007
9,928		GS Retail Co Ltd	415
109,700		Heiwado Co Ltd	2,725
41,042		Hyundai Greenfood Co Ltd	776
329,601	e	ICA Gruppen AB	11,693
3,032	*	Indiabulls Wholesale Service	1
36,836		Ingles Markets, Inc (Class A)	1,760
3,500		Itochu-Shokuhin Co Ltd	121
2,533,485	e	J Sainsbury plc	10,546
73

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
141,730		Jean Coutu Group PJC, Inc	$2,633
582,763		Jeronimo Martins SGPS S.A.	7,514
19,900		Kato Sangyo Co Ltd	466
176,870		Kesko Oyj (B Shares)	6,159
8,400	*,e	Kobe Bussan Co Ltd	449
2,222,800		Koninklijke Ahold NV	41,728
2,912,756		Kroger Co	211,204
13,800		Kusuri No Aoki Co Ltd	611
414,914		Lawson, Inc	28,393
24,000	*	Lenta Ltd	179
53,000	*	Lenta Ltd (ADR)	395
210,852	*	Lenta Ltd (GDR)	1,571
1,723,000	*,e	Lianhua Supermarket Holdings Co Ltd	1,178
43,689	e	Liberator Medical Holdings, Inc	99
68,743	e	Liquor Stores Income Fund	785
224,101	e	Loblaw Cos Ltd	11,318
407,696		Magnit OAO (GDR)	22,678
61,916		Majestic Wine plc	379
117,785		MARR S.p.A.	2,089
111,150	e	Massmart Holdings Ltd	1,368
35,000		Matsumotokiyoshi Holdings Co Ltd	1,615
3,568,157	e	Metcash Ltd	3,036
277,900		Metro AG.	8,777
556,315		Metro, Inc	14,930
57,700		Ministop Co Ltd	1,000
25,206	*,e	Natural Grocers by Vitamin C	621
108,865	e	North West Co Fund	2,158
45,000	e	Okuwa Co Ltd	380
235,000	e	Olam International Ltd	328
417,014		Pick’n Pay Holdings Ltd	896
523,865	e	Pick’n Pay Stores Ltd	2,475
639,980		President Chain Store Corp	4,499
50,193	e	Pricesmart, Inc	4,580
993,300		PT Matahari Putra Prima Tbk	219
22,000,000		PT Modern Internasional Tbk	724
221,653		Raia Drogasil S.A.	2,857
20,953		Rallye S.A.	631
5,662		Rami Levi Chain Stores Hashikma Marketing 2006 Ltd	247
3,207,991	*	Rite Aid Corp	26,787
3,654,280		Robinsons Retail Holdings, Inc	6,034
100,513	*,e	Roundy’s, Inc	326
9,979		Ryoshoku Ltd	223
15,900		San-A Co Ltd	704
699,197		Seven & I Holdings Co Ltd	30,013
2,180,500		Sheng Siong Group Ltd	1,343
734,216		Shoprite Holdings Ltd	10,465
66,106		Shufersal Ltd	157
138,828	*	Smart & Final Stores, Inc	2,481
825,444		Sonae SPGS S.A.	1,085
392,095	e	Spar Group Ltd	6,112
180,399		Spartan Stores, Inc	5,870
896,489	*	Sprouts Farmers Market, Inc	24,187
74

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
37,500		Sugi Pharmacy Co Ltd	$1,913
7,409,883	e	Sun Art Retail Group Ltd	6,672
48,600		Sundrug Co Ltd	2,894
1,138,548	*	Supervalu, Inc	9,211
937,641		Sysco Corp	33,849
560,000		Taiwan TEA Corp	285
7,884,115		Tesco plc	26,268
47,976		Tsuruha Holdings, Inc	3,732
146,918	*	United Natural Foods, Inc	9,356
140,100	*	United Super Markets Holdings, Inc	1,206
743,700		UNY Co Ltd	4,756
129,800		Valor Co Ltd	3,249
19,772		Village Super Market (Class A)	627
2,415,351		Walgreens Boots Alliance, Inc	203,952
5,968,596		Wal-Mart de Mexico SAB de C.V.	14,518
3,770,111		Wal-Mart Stores, Inc	267,414
40,042	e	Weis Markets, Inc	1,688
1,440,518		Wesfarmers Ltd	43,321
737,539	e	Whole Foods Market, Inc	29,089
2,614,442	e	WM Morrison Supermarkets plc	7,422
1,441,770		Woolworths Ltd	29,959
520,799	*	Wumart Stores, Inc	369
293,955	*	X 5 Retail Group NV (GDR)	4,891
16,000		Yaoko Co Ltd	743
36,700		Yokohama Reito Co Ltd	286
		TOTAL FOOD & STAPLES RETAILING	2,254,029

FOOD, BEVERAGE & TOBACCO - 4.7%
107,850	*,e	22nd Century Group, Inc	101
28,844		AarhusKarlshamn AB	1,708
22,549	*	Advanta Ltd	161
49,275	e	AGT Food & Ingredients, Inc	1,251
298,626		Agthia Group PJSC	604
969,885		Ajinomoto Co, Inc	20,974
9,277	e	Alico, Inc	421
7,439,805		Altria Group, Inc	363,881
8,345,608		AMBEV S.A.	51,269
40,469		Amsterdam Commodities NV	1,024
234,022		Anadolu Efes Biracilik Ve Malt Sanayii AS	2,111
477,875		Anheuser-Busch InBev NV	57,508
65,017	e	Anheuser-Busch InBev NV (ADR)	7,846
2,974	*,m	Anheuser-Busch InBev NV (Strip VVPR)	0	^
333,500		Anhui Gujing Distillery Co Ltd	1,308
320,407	*	AquaChile S.A.	154
5,429	*	Arcadia Biosciences, Inc	35
2,202,614		Archer Daniels Midland Co	106,210
18,100		Ariake Japan Co Ltd	741
15,728		Aryzta AG.	774
437,944		Asahi Breweries Ltd	13,908
2,020,393		Associated British Foods plc	91,043
85,518		Astral Foods Ltd	1,132
75

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
29,624		Atria Group plc	$302
139,000		Ausnutria Dairy Corp Ltd	54
236,861		Austevoll Seafood ASA	1,238
367,676	*,e	Australian Agricultural Co Ltd	350
855,517		AVI Ltd	5,730
153,669	e	B&G Foods, Inc (Class A)	4,384
127,356		Bakkafrost P	3,396
2,017		Barry Callebaut AG.	2,298
108,482	e	Bega Cheese Ltd	362
32,027	*,e	Belvedere S.A.	710
4,951		Binggrae Co Ltd	375
166,799	e	Biostime Internatonal Holdings Ltd	488
24,264		Bonduelle S.C.A.	616
22,897	*,e	Boston Beer Co, Inc (Class A)	5,312
207,713	*,e	Boulder Brands, Inc	1,442
540,700		Boustead Plantations BHD	201
1,316,048		BRF S.A.	27,802
275,848		British American Tobacco Malaysia BHD	4,529
3,874,526		British American Tobacco plc	208,614
6,832,439		Britvic plc	76,979
19,931		Brown-Forman Corp	2,221
399,946		Brown-Forman Corp (Class B)	40,067
337,600	e	Bumitama Agri Ltd	248
622,296		Bunge Ltd	54,638
334,179		C&C Group plc	1,310
40,473		Calavo Growers, Inc	2,102
86,974		Calbee, Inc	3,664
98,417	e	Cal-Maine Foods, Inc	5,137
353,475	e	Campbell Soup Co	16,843
168,300		Carabao Group PCL	216
37,186		Carlsberg AS (Class B)	3,369
301,800		Carlsberg Brewery-Malay BHD	999
162,152	*	Castle Brands, Inc	225
2,524,300	*	Century Pacific Food, Inc	1,024
651,000		Changshouhua Food Co Ltd	445
2,203,400		Charoen Pokphand Foods PCL	1,563
3,129,611	e	China Agri-Industries Holdings Ltd	1,781
7,028,296	e	China Huishan Dairy Holdings Co Ltd	1,604
699,000	*	China Huiyuan Juice Group Ltd	383
1,987,360		China Mengniu Dairy Co Ltd	9,909
2,993,000	e	China Modern Dairy Holdings	1,076
1,237,000	*,e	China Yurun Food Group Ltd	471
339,731		Cia Cervecerias Unidas S.A.	3,606
9,135		CJ CheilJedang Corp	3,609
20,100		Clearwater Seafoods, Inc	197
219,978	*	Cloetta AB	666
265,546		Clover Industries Ltd	384
565,847		Coca-Cola Amatil Ltd	3,991
21,292	e	Coca-Cola Bottling Co Consolidated	3,217
259,698	e	Coca-Cola Central Japan Co Ltd	4,802
9,844,443		Coca-Cola Co	386,197
380,882		Coca-Cola Embonor S.A.	638
76

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,200,076		Coca-Cola Enterprises, Inc	$52,131
1,184,220	e	Coca-Cola Femsa S.A. de C.V.	9,401
92,960	e	Coca-Cola Femsa SAB de C.V. (ADR)	7,386
185,362		Coca-Cola HBC AG.	3,978
219,599		Coca-Cola Icecek AS	3,654
254,400		Coca-Cola West Japan Co Ltd	4,592
804,600	*,e	Cofco International Ltd	492
1,813,310	e	ConAgra Foods, Inc	79,278
677,098	n	Constellation Brands, Inc (Class A)	78,557
58,140		Corbion NV	1,153
127,949		Cott Corp	1,251
25,297	*	Craft Brewers Alliance, Inc	280
3,580		Crown Confectionery Co Ltd	2,054
2,768		Dae Han Flour Mills Co Ltd	558
42,052		Daesang Corp	1,338
135,083	e	Dairy Crest Group plc	1,131
684,187	*	Darling International, Inc	10,030
286,461		Davide Campari-Milano S.p.A.	2,181
848,691		Dean Foods Co	13,723
381,373	*,e	Deoleo S.A.	168
234,477		Devro plc	1,116
2,504,273		Diageo plc	72,523
325,304	*	Diamond Foods, Inc	10,208
4,093		Dongwon F&B Co Ltd	1,384
1,259		Dongwon Industries Co Ltd	336
1,050,083		Dr Pepper Snapple Group, Inc	76,551
7,700		Dydo Drinco, Inc	335
1,214,000	*,e,m	Dynasty Fine Wines Group Ltd	2
68,300	e	Ebro Puleva S.A.	1,323
820,930		Embotelladora Andina S.A.	2,776
896,033		Embotelladoras Arca SAB de C.V.	5,091
5,282	e	Emmi AG.	1,699
60,500		Ezaki Glico Co Ltd	3,005
19,532	*	Farmer Bros Co	459
9,089	*	Farmsco	157
2,330,099		Felda Global Ventures Holdings BHD	1,005
70,772		Fevertree Drinks plc	318
881,800	e	First Resources Ltd	1,335
351,437		Flowers Foods, Inc	7,433
3,031,130		Fomento Economico Mexicano S.A. de C.V.	26,993
133,250	e	Fonterra Shareholders’ Fund	433
91,372		Fresh Del Monte Produce, Inc	3,532
47,392	*,e	Freshpet, Inc	881
65,173		Fuji Oil Co Ltd	1,142
16,832		Fujicco Co Ltd	341
116,000		Fujiya Co Ltd	184
1,918,072		General Mills, Inc	106,875
219,214		Genting Plantations BHD	576
1,877,700		GFPT PCL (Foreign)	665
188,118		Glanbia plc	3,694
8,450		GlaxoSmithKline Consumer Healthcare Ltd	832
11,901,954	e	Golden Agri-Resources Ltd	3,624
77

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
188,601		GrainCorp Ltd-A	$1,242
2,505,272		Great Wall Enterprise Co	1,766
512,689		Greencore Group plc	2,529
672,359		Groupe Danone	43,552
891,900		Gruma SAB de C.V.	11,461
2,681,943	e	Grupo Bimbo S.A. de C.V. (Series A)	6,938
681,445	e	Grupo Herdez SAB de C.V.	1,745
1,864,700		Grupo Lala SAB de C.V.	3,890
322,114	*	Hain Celestial Group, Inc	21,214
27,493	*	Harim & Co Ltd	117
118,251		Heineken Holding NV	8,288
420,242		Heineken NV	31,950
306,912		Hershey Co	27,263
291,500		Hey Song Corp	344
18,166		High Liner Foods, Inc	329
28,455		Hite Holdings Co Ltd	364
124,191		HKScan Oyj	738
19,700		Hokuto Corp	404
943,000	g	Honworld Group Ltd	657
453,839		Hormel Foods Corp	25,583
62,752		House Foods Corp	1,193
477,200		Ichitan Group PCL	281
444,935		Illovo Sugar Ltd	539
38,080,000	*,e	Imperial Pacific International Holdings Ltd	1,523
929,343		Imperial Tobacco Group plc	44,759
407,778		Indofood Agri Resources Ltd	212
1,232,577		Indofood CBP Sukses Makmur Tbk	1,150
351,800		Industrias Bachoco SAB de C.V.	1,593
412,204	e	Ingredion, Inc	32,898
52,964	*,e	Inventure Foods, Inc	538
7,293,083		IOI Corp BHD	7,848
3,649,581		ITC Ltd	18,039
57,200	e	Ito En Ltd	1,200
405,000	e	Itoham Foods, Inc	2,182
68,446		J&J Snack Foods Corp	7,575
172,783		J.M. Smucker Co	18,731
2,160,777		Japan Tobacco, Inc	76,814
378,000	*,e	Japfa Ltd	111
2,500,993		JBS S.A.	13,160
27,122		Jinro Ltd	549
40,697		John B. Sanfilippo & Son, Inc	2,112
282,000		J-Oil Mills, Inc	966
630,238		Juhayna Food Industries	702
73,673	e	Kagome Co Ltd	1,187
11,000		Kameda Seika Co Ltd	426
630,900		Kaset Thai International Sugar Corp PCL	159
525,841		Kellogg Co	32,970
132,669		Kernel Holding S.A.	1,332
606,434		Kerry Group plc (Class A)	44,986
402,461	e	Keurig Green Mountain, Inc	30,841
18,400		KEY Coffee, Inc	308
2,357,000		Khon Kaen Sugar Industry PCL	313
78

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
28,671		Kikkoman Corp	$895
164,600		Kim Loong Resources BHD	121
291,590		Kirin Brewery Co Ltd	4,016
304,207		Koninklijke Wessanen NV	2,677
2,782,341		Kraft Foods Group, Inc	236,888
43,621	*	KRBL Ltd	112
290,495		KT&G Corp	24,715
504,295		Kuala Lumpur Kepong BHD	2,856
3,060		KWS Saat AG.	1,018
96,744		La Doria S.p.A	1,294
118,177	e	Lancaster Colony Corp	10,736
133,152		Lance, Inc	4,297
71,191	*	Landec Corp	1,027
79,393		Leroy Seafood Group ASA	2,586
1,965,000	*,e	Leyou Technologies Holdings Ltd	380
1,100,987		Lien Hwa Industrial Corp	773
14,432	*	Lifeway Foods, Inc	277
32,766	e	Limoneira Co	728
178		Lindt & Spruengli AG.	941
25		Lindt & Spruengli AG. (Registered)	1,565
572		Lotte Chilsung Beverage Co Ltd	1,361
830		Lotte Confectionery Co Ltd	1,445
2,632		Lotte Samkang Co Ltd	2,138
35,346		M Dias Branco S.A.	932
5,767		Maeil Dairy Industry Co Ltd	204
512,600		Malayan Flour Mills BHD	185
116,711		Maple Leaf Foods, Inc	2,214
240,100	*	Marfrig Global Foods S.A.	439
87,000		Marudai Food Co Ltd	325
39,100		Maruha Nichiro Corp	632
276,811		McCormick & Co, Inc	22,408
63,473		McLeod Russel India Ltd	226
725,230		Mead Johnson Nutrition Co	65,430
140,100		Megmilk Snow Brand Co Ltd	1,796
106,577		MEIJI Holdings Co Ltd	13,752
31,272		Mgp Ingredients, Inc	526
92,000	*	Minerva S.A.	340
252,000		Mitsui Sugar Co Ltd	1,004
347,232		Molson Coors Brewing Co (Class B)	24,240
6,038,663		Mondelez International, Inc	248,431
1,436,207	*	Monster Beverage Corp	192,480
230,302		Morinaga & Co Ltd	986
165,000		Morinaga Milk Industry Co Ltd	605
13,073	*	Muhak Co Ltd	740
521,000		Namchow Chemical Industrial Ltd	1,140
323		Namyang Dairy Products Co Ltd	202
60,071	*	National Beverage Corp	1,351
6,349	e	Naturex	441
33,266		Nestle India Ltd	3,318
4,490,684		Nestle S.A.	324,006
392,000		Nichirei Corp	2,705
261,000		Nippon Beet Sugar Manufacturing Co Ltd	431
79

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
122,000		Nippon Flour Mills Co Ltd	$738
524,705		Nippon Meat Packers, Inc	11,966
964,066		Nippon Suisan Kaisha Ltd	2,755
398,000		Nisshin Oillio Group Ltd	1,632
65,507		Nisshin Seifun Group, Inc	871
14,773		Nissin Food Products Co Ltd	647
2,766		Nong Shim Co Ltd	719
1,495		Nong Shim Holdings Co Ltd	174
6,267		Nong Woo Bio Co Ltd	147
93,027		Oceana Group Ltd	742
211,425		Oldtown BHD	90
70,041	*	Omega Protein Corp	963
214,200	e	Organizacion Cultiba SAB de C.V.	273
193,912		Origin Enterprises plc	1,719
3,859		Orion Corp	3,619
190,930		Orkla ASA	1,498
32,743		Osem Investments Ltd	681
2,512		Ottogi Corp	1,788
348,358		PAN Fish ASA	3,990
5,486,245		PepsiCo, Inc	512,086
1,584,000		Pepsi-Cola Products Philippine	172
268,788	e	Pernod-Ricard S.A.	31,073
72,987	*,m	Pescanova S.A.	1
838,000	e	Petra Foods Ltd	2,178
1,402		Philip Morris CR	603
4,311,967		Philip Morris International, Inc	345,690
899,342	e	Pilgrim’s Pride Corp	20,658
37,347		Pinar SUT Mamulleri Sanayii AS	309
2,229,157		Pinnacle Foods, Inc	101,516
144,540	*,e	Post Holdings, Inc	7,795
826,490		PPB Group BHD	3,308
714,583	*	Premier Foods plc	423
53,340	e	Premium Brands Holdings Corp	1,371
117,000		Prima Meat Packers Ltd	358
378,615		PT Astra Agro Lestari Tbk	650
5,692,200		PT Austindo Nusantara Jaya	519
1,389,600		PT Bisi International	167
9,916,100		PT BW Plantation Tbk	306
8,056,110		PT Charoen Pokphand Indonesia Tbk	1,658
551,968		PT Gudang Garam Tbk	1,863
10,664,931		PT Indofood Sukses Makmur Tbk	5,248
4,830,100		PT Japfa Comfeed Indonesia Tbk	193
726,400		PT Malindo Feedmill Tbk	101
1,411,300		PT Nippon Indosari Corpindo Tbk	121
4,886,300		PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	569
8,323,600		PT Salim Ivomas Pratama Tbk	374
809,400		PT Sampoerna Agro Tbk	104
1,642,100		PT Sawit Sumbermas Sarana Tbk	227
7,905		Pulmuone Co Ltd	1,587
207,100		Q.P. Corp	4,385
427,320		QAF Ltd	370
825,750		QL Resources BHD	864
80

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
154,391		Remy Cointreau S.A.	$11,154
1,526,379		Reynolds American, Inc	113,959
9,400,000		RFM Corp	864
111,538	*	Rhodes Food Group Pty Ltd	183
197,953	e	Rogers Sugar, Inc	712
119,731		Royal Unibrew A.S.	4,092
45,400	e	S Foods, Inc	919
3,327,542		SABMiller plc	172,534
67,676	e	SABMiller plc (Johannesburg)	3,505
1,782	*	Sajo Industries Co Ltd	141
28,855		Sakata Seed Corp	551
178,122		Salmar ASA	2,612
1,997		Samlip General Foods Co Ltd	481
7,363		Samyang Corp	748
597		Samyang Genex Co Ltd	111
7,203		Samyang Holdings Corp	1,505
88,961	e	Sanderson Farms, Inc	6,686
158,200		Sao Martinho S.A.	1,908
1,453,000	e	Sapporo Holdings Ltd	5,398
261,915		Saputo, Inc	6,335
111,369	e	Scandi Standard AB	678
38,348		Schouw & Co	2,003
892	*	Seaboard Corp	3,210
69,979		Select Harvests Ltd	593
33,339	*,e	Seneca Foods Corp	926
341,400	*	Shanghai Dajiang Group	248
2,620,000		Shenguan Holdings Group Ltd	672
89,000		Showa Sangyo Co Ltd	362
550,702		Shree Renuka Sugars Ltd	88
5,310		Silla Co Ltd	96
123,500		SLC Agricola S.A.	687
422,231		Souza Cruz S.A.	3,318
371,984		Standard Foods Corp	1,112
197,287		Stock Spirits Group plc	597
42,255		Strauss Group Ltd	685
80,565	e	Suedzucker AG.	1,342
234,883		Suntory Beverage & Food Ltd	9,351
431,500	e	Super Coffeemix Manufacturing Ltd	355
225,309		Swedish Match AB	6,406
53,507	*,e	Synutra International, Inc	383
161,100		Takara Holdings, Inc	1,261
432,545		Tassal Group Ltd	1,112
541,697		Tata Tea Ltd	1,123
1,219,375		Tate & Lyle plc	9,953
449,200		TDM BHD	81
2,075,000	e	Tenwow International Holdings Ltd	866
360,500		Tereos Internacional S.A.	79
1,159,500		Thai Union Frozen Products PCL	747
858,500		Thai Vegetable Oil PCL	572
1,409,000	e	Tibet 5100 Water Resources Holdings Ltd	505
1,751,300		Tiga Pilar Sejahtera Food Tbk	245
510,742		Tiger Brands Ltd	11,915
81

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
2,312,542		Tingyi Cayman Islands Holding Corp	$4,718
100,866		Tongaat Hulett Ltd	1,084
51,312	e	Tootsie Roll Industries, Inc	1,658
37,546		Toyo Suisan Kaisha Ltd	1,368
477,505		Treasury Wine Estates Ltd	1,834
116,441	*	TreeHouse Foods, Inc	9,435
8,944		TS Corp	227
532,150		TSH Resources BHD	314
455,086	e	Tsingtao Brewery Co Ltd	2,759
141,000		Ttet Union Corp	343
2,087,218	e	Tyson Foods, Inc (Class A)	88,978
159,759		Ulker Biskuvi Sanayi AS	1,115
2,996,288		Unilever NV	125,272
1,031,160	e	Uni-President China Holdings Ltd	951
5,356,520		Uni-President Enterprises Corp	9,499
65,962		United Breweries Ltd	966
63,161		United Spirits Ltd	3,350
66,524	e	Universal Corp	3,813
2,501,725		Universal Robina	10,757
228,188	e	Vector Group Ltd	5,353
6,165	e	Vilmorin & Cie	518
362,737		Vina Concha y Toro S.A.	632
242,466,502		Vina San Pedro Tarapaca S.A.	1,896
46,673		Viscofan S.A.	2,823
7,147,024	e	Want Want China Holdings Ltd	7,546
49,500		Warabeya Nichiyo Co Ltd	1,193
265,000		Wei Chuan Food Corp	164
6,119,000	*,g	WH Group Ltd	4,165
1,673,414	*	WhiteWave Foods Co (Class A)	81,796
3,967,467		Wilmar International Ltd	9,656
14,231		Yakult Honsha Co Ltd	843
84,735		Yamazaki Baking Co Ltd	1,411
12,161		Yantai Changyu Pioneer Wine Co	50
2,517,000	*,e	YuanShengTai Dairy Farm Ltd	246
8,507		Zydus Wellness Ltd	120
		TOTAL FOOD, BEVERAGE & TOBACCO	5,852,699

HEALTH CARE EQUIPMENT & SERVICES - 4.2%
21,394	*,e	AAC Holdings, Inc	932
63,547	e	Abaxis, Inc	3,271
4,843,336		Abbott Laboratories	237,711
119,284	*	Abiomed, Inc	7,841
196,188	*,e	Acadia Healthcare Co, Inc	15,367
221,499	*,e	Accuray, Inc	1,493
79,908		Aceto Corp	1,968
36,481	*	Addus HomeCare Corp	1,016
16,423	*,e	Adeptus Health, Inc	1,560
197,325		Advanced Medical Solutions Group plc	443
1,804,001		Aetna Inc	229,938
168,982	*	AGFA-Gevaert NV	471
62,626	*,m	AGFA-Gevaert NV Brussels (Strip VVPR)	0	^
198,389	*,e	Air Methods Corp	8,201
82

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
575,363		Al Noor Hospitals Group plc	$8,543
572,634		Alfresa Holdings Corp	8,911
259,408	*	Align Technology, Inc	16,267
23,685	*	Alliance HealthCare Services, Inc	443
692,913	*	Allscripts Healthcare Solutions, Inc	9,479
28,185	*	Almost Family, Inc	1,125
26,304		Ambu A.S.	687
78,507	*,e	Amedisys, Inc	3,119
1,011,082		AmerisourceBergen Corp	107,518
178,412	*	AMN Healthcare Services, Inc	5,636
268,933	e	Amplifon S.p.A.	2,096
175,358	*	Amsurg Corp	12,266
53,097		Analogic Corp	4,189
71,957	*	Angiodynamics, Inc	1,180
85,070	*	Anika Therapeutics, Inc	2,810
266,642		Ansell Ltd	4,947
348,969	*,e	Antares Pharma, Inc	726
969,221		Anthem, Inc	159,088
183,915		Apollo Hospitals Enterprise Ltd	3,796
12,700		As One Corp	437
31,400		Asahi Intecc Co Ltd	2,151
76,935	*,e	athenahealth, Inc	8,815
76,970	*	AtriCure, Inc	1,897
5,801		Atrion Corp	2,276
1,120,209	e	Australian Pharmaceutical Industries Ltd	1,294
1,310,350		Bangkok Chain Hospital PCL	273
3,381,800		Bangkok Dusit Medical Services PCL	1,969
422,358		Bard (C.R.), Inc	72,097
1,707,746		Baxter International, Inc	119,423
555,056		Becton Dickinson & Co	78,624
70,684	*,e	Bio-Reference Labs, Inc	2,916
197,159	*,e	BioScrip, Inc	716
1,117,700	*	Biosensors International Group Ltd	676
73,676	*	BioTelemetry, Inc	695
10,700		BML, Inc	335
5,225,926	*	Boston Scientific Corp	92,499
139,729	*	Brookdale Senior Living, Inc	4,849
621,100		Bumrungrad Hospital PCL (Foreign)	3,431
343,630		Bupa Chile S.A.	283
133,263		Cantel Medical Corp	7,152
83,939	*	Capital Senior Living Corp	2,057
1,106,404		Cardinal Health, Inc	92,551
84,931	*	Cardiovascular Systems, Inc	2,246
32,083	e	Carl Zeiss Meditec AG.	818
1,377	*,e	Carmat	88
50,554	*,e	Castlight Health, Inc	412
524,855	*	Catamaran Corp	32,058
379,396	*	Catamaran Corp (Toronto)	23,186
11,401	*	Cegedim S.A.	482
17,511		Celesio AG.	508
864,075	*	Centene Corp	69,472
868,241	*	Cerner Corp	59,961
83

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
274,228	*,e	Cerus Corp	$1,423
34,694	*	CHA Bio & Diostech Co Ltd	518
238,932		Chartwell Retirement Residences	2,196
69,333		CHC Healthcare Group	118
49,147	e	Chemed Corp	6,443
2,337,000	*	China NT Pharma Group Co Ltd	716
379,000	e	China Pioneer Pharma Holdings Ltd	219
3,678,900		Chularat Hospital PCL	208
1,362,834		Cigna Corp	220,779
49,508	*,e	Civitas Solutions, Inc	1,056
111,859		Cochlear Ltd	6,913
99,778		Coloplast AS	6,544
463,968	*	Community Health Systems, Inc	29,216
34,488		CompuGroup Medical AG.	1,206
31,089	e	Computer Programs & Systems, Inc	1,661
75,899		Conmed Corp	4,423
18,684	*,e	Connecture, Inc	197
25,400		Consort Medical plc	363
83,728		Cooper Cos, Inc	14,901
900,000	e	Cordlife Group Ltd	752
55,542	*	Corindus Vascular Robotics, Inc	195
52,384	*	Corvel Corp	1,677
153,239	*	Cross Country Healthcare, Inc	1,943
88,179	e	CryoLife, Inc	995
36,803	*	Cutera, Inc	570
38,200	*,e	CYBERDYNE, Inc	994
132,284	*	Cyberonics, Inc	7,866
104,240	*	Cynosure, Inc (Class A)	4,022
831,080	*	DaVita, Inc	66,046
13,264	*	DBV Technologies S.A.	767
157,060		Dentsply International, Inc	8,096
24,885	*,e	Derma Sciences, Inc	178
238,959	*	DexCom, Inc	19,112
22,076		DiaSorin S.p.A.	1,008
11,636		Draegerwerk AG.	1,246
8,052		Draegerwerk AG. & Co KGaA	669
501,640	*	Edwards Lifesciences Corp	71,449
15,000		Eiken Chemical Co Ltd	300
119,116	e	Elekta AB (B Shares)	747
185,744	*,e	Endologix, Inc	2,849
104,162		Ensign Group, Inc	5,319
14,796	*,e	Entellus Medical, Inc	383
236,562	*	Envision Healthcare Holdings, Inc	9,339
745,702		Essilor International S.A.	89,335
866,642	*	Estia Health Ltd	4,012
26,568	*	Exactech, Inc	553
112,480	*	ExamWorks Group, Inc	4,398
3,193,815	*	Express Scripts Holding Co	284,058
214,961	e	Extendicare, Inc	1,303
993,263	e	Fagron NV	41,099
1,339,098		Fisher & Paykel Healthcare Corp	6,221
233,325	*	Five Star Quality Care, Inc	1,120
84

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
196,000		Fleury S.A.	$1,154
97,339	*	Fortis Healthcare Ltd	274
235,791		Fresenius Medical Care AG.	19,520
387,713		Fresenius SE	24,894
16,400		Fukuda Denshi Co Ltd	910
7,472	e	Galenica AG.	7,793
158,536	*,e	Genesis Health Care, Inc	1,046
116,093	*,e	GenMark Diagnostics, Inc	1,052
63,109		Getinge AB (B Shares)	1,519
39,000		Ginko International Co Ltd	490
227,624	*	Globus Medical, Inc	5,843
456,701		GN Store Nord	9,425
7,781,998	e	Golden Meditech Holdings Ltd	1,445
88,151	*,e	Greatbatch, Inc	4,753
47,600		Green Hospital Supply, Inc	984
80,229	e	Greencross Ltd	355
5,416		Guerbet	230
143,860	*	Haemonetics Corp	5,950
91,286	*,e	Halyard Health, Inc	3,697
102,320	*,e	Hanger Orthopedic Group, Inc	2,398
580,900		Hartalega Holdings BHD	1,309
1,341,277	*,n	HCA Holdings, Inc	121,681
630,243	*	Health Net, Inc	40,411
98,006	*	HealthEquity, Inc	3,141
860,582		Healthscope Ltd	1,802
414,255		Healthsouth Corp	19,081
68,121	*	HealthStream, Inc	2,072
91,252	*	Healthways, Inc	1,093
48,041	*,e	HeartWare International, Inc	3,492
174,900	*	Henry Schein, Inc	24,857
119,038		Hill-Rom Holdings, Inc	6,467
1,277	*	Hironic Co Ltd	106
238,276	*,e	HMS Holdings Corp	4,091
10,800		Hogy Medical Co Ltd	554
1,671,976	*	Hologic, Inc	63,635
339,836		Hoya Corp	13,610
578,768	n	Humana, Inc	110,707
42,888	*	ICU Medical, Inc	4,103
326,404	*	Idexx Laboratories, Inc	20,936
3,516,295		IHH Healthcare BHD	5,271
25,200	*,e	Imprivata, Inc	412
212,566	*	IMS Health Holdings, Inc	6,515
9,017		InBody Co Ltd	400
60,307	*	Inogen Inc	2,690
486,877	*,e	Inovalon Holdings, Inc	13,584
165,423	*	Insulet Corp	5,126
117,111	*	Integra LifeSciences Holdings Corp	7,890
134,468	*	Intuitive Surgical, Inc	65,150
89,721		Invacare Corp	1,941
190,355	*,e	Inverness Medical Innovations, Inc	10,041
67,615	*	InVivo Therapeutics Holdings Corp	1,092
18,704		Ion Beam Applications	509
85

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
55,061	*	IPC The Hospitalist Co, Inc	$3,050
7,250	*	iRadimed Corp	169
4,713	*	i-SENS Inc	257
246,499	e	Japara Healthcare Ltd	488
76,000		Jeol Ltd	344
6,895,000	e	Jintian Pharmaceutical Group Ltd	3,688
46,596	*	K2M Group Holdings, Inc	1,119
422,964		Kindred Healthcare, Inc	8,582
35,084	e	Korian-Medica	1,166
701,900		Kossan Rubber Industries	1,209
1,429,973		KPJ Healthcare BHD	1,599
325,068	*	Laboratory Corp of America Holdings	39,405
27,401		Landauer, Inc	977
61,299	*	LDR Holding Corp	2,651
46,670		LeMaitre Vascular, Inc	563
57,574	*	LHC Group, Inc	2,202
56,304		Lifco AB	1,152
1,098,328		Life Healthcare Group Holdings Pte Ltd	3,385
293,867	*	LifePoint Hospitals, Inc	25,552
1,484,000	*	Lifetech Scientific Corp	425
6,623		Lutronic Corp	397
129,773	*	Magellan Health Services, Inc	9,093
6,400		Mani, Inc	425
135,913	*	Masimo Corp	5,265
1,323,205		McKesson Corp	297,470
258,529	*	MedAssets, Inc	5,703
66,875	e	Medical Facilities Corp	811
20,374		Medicare Group	1,041
294,387		Mediceo Paltac Holdings Co Ltd	4,795
606,414		Mediclinic International Ltd	5,098
149,539	*	Medidata Solutions, Inc	8,123
46,369	*	Medipost Co Ltd	4,857
4,416,371		Medtronic plc	327,253
422,143	*	Merge Healthcare, Inc	2,026
112,994	e	Meridian Bioscience, Inc	2,106
245,695	*	Merit Medical Systems, Inc	5,292
33,200	e	Message Co Ltd	895
1,627,145	e	Metlifecare Ltd	5,127
145,500		Microlife Corp	340
482,000	*	Microport Scientific Corp	237
75,093		Miraca Holdings, Inc	3,752
136,680	*	Molina Healthcare, Inc	9,609
20,736		Nagaileben Co Ltd	398
27,900		Nakanishi, Inc	1,102
29,306		National Healthcare Corp	1,905
29,190	e	National Research Corp	415
213,037	*	Natus Medical, Inc	9,067
102,179	*	Neogen Corp	4,847
2,646,238		Network Healthcare Holdings Ltd	8,325
48,092	*,e	Nevro Corp	2,585
42,300	e	Nichii Gakkan Co	340
72,200		Nihon Kohden Corp	1,786
86

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
139,867		Nikkiso Co Ltd	$1,466
659,800		Nipro Corp	6,753
80,982	*	Nobilis Health Corp	551
210,128	*	NuVasive, Inc	9,956
172,810	*	NxStage Medical, Inc	2,469
267,819		Odontoprev S.A.	929
1,486,919		Olympus Corp	51,336
319,886		Omnicare, Inc	30,149
193,128	*	Omnicell, Inc	7,283
469,429	*	OraSure Technologies, Inc	2,530
110,542	*	Oriola-KD Oyj (B Shares)	510
45,506	*	Orion Health Group Ltd	124
65,583	e	Orpea	4,593
63,742	*	Orthofix International NV	2,111
9,869	*	Osstem Implant Co Ltd	601
170,632	e	Owens & Minor, Inc	5,801
49,765	*,e	Oxford Immunotec Global plc	689
16,800		Paramount Bed Holdings Co Ltd	496
137,076		Patterson Cos, Inc	6,669
363,480	*	Pediatrix Medical Group, Inc	26,938
211,675		Pharmaniaga BHD	400
108,063	*	PharMerica Corp	3,599
303,500	e	Phoenix Healthcare Group Co Ltd	577
16,308		Phonak Holding AG.	2,205
24,666	*,e	PhotoMedex, Inc	34
110,000	*	Pihsiang Machinery Manufacturing Co Ltd	219
306,842	*	Premier, Inc	11,801
6,306	*	Press Ganey Holdings, Inc	181
1,439,844	e	Primary Health Care Ltd	5,589
54,489	*	Providence Service Corp	2,413
15,000	e	Psc, Inc	172
247,700		PT Siloam International Hospitals Tbk	268
559,000	*,e	PW Medtech Group Ltd	211
253,808		Qualicorp S.A.	1,609
139,466		Quality Systems, Inc	2,311
185,072		Quest Diagnostics, Inc	13,421
80,184	*,e	Quidel Corp	1,840
133,331	*,e	RadNet, Inc	892
253,405		Raffles Medical Group Ltd	865
195,446		Ramsay Health Care Ltd	9,258
127,696	*	Regis Healthcare Ltd	508
4,307,200		Religare Health Trust	3,259
233,047	e	Resmed, Inc	13,137
190,555		Rhoen Klinikum AG.	5,109
130,775	*,e	Rockwell Medical Technologies, Inc	2,108
201,480	*	RTI Biologics, Inc	1,302
616,814	e	Ryman Healthcare Ltd	3,310
11,988		Sartorius AG.	2,229
4,887		Sartorius Stedim Biotech	1,348
111,496	*,e	Second Sight Medical Products, Inc	1,517
210,753		Selcuk Ecza Deposu Ticaret ve Sanayi AS	196
321,888		Select Medical Holdings Corp	5,215
87

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
16,920		SEWOONMEDICAL Co Ltd	$90
2,218,994		Shandong Weigao Group Medical Polymer Co Ltd	1,656
2,042,062		Shanghai Pharmaceuticals Holding Co Ltd	5,682
100,404	e	Sienna Senior Living, Inc	1,242
14,180	*,e	Sientra, Inc	358
2,766,459		Sigma Pharmaceuticals Ltd	1,642
1,259,647		Sinopharm Group Co	5,594
110,587	*,e	Sirona Dental Systems, Inc	11,105
750,747		Smith & Nephew plc	12,701
194,535		So-net M3, Inc	3,910
1,941,053		Sonic Healthcare Ltd	31,963
354,180	*	Sorin S.p.A.	991
115,687	*,e	Spectranetics Corp	2,662
257,181	g	Spire Healthcare Group plc	1,346
636,263		St. Jude Medical, Inc	46,492
41,000		St. Shine Optical Co Ltd	652
103,450	*,e	Staar Surgical Co	999
297,944	e	STERIS Corp	19,200
12,834		Stratec Biomedical Systems AG.	707
12,318		Straumann Holding AG.	3,381
874,890		Stryker Corp	83,613
5,750		Suheung Capsule Co Ltd	281
994,358	e	Summerset Group Holdings Ltd	2,399
1,157,600		Supermax Corp BHD	635
142,850	*	Surgical Care Affiliates, Inc	5,483
66,520	*	SurModics, Inc	1,558
209,639		Suzuken Co Ltd	6,707
7,875	*,e	Symmetry Surgical, Inc	69
58,300		Synergy Healthcare plc	1,575
245,498		Sysmex Corp	14,621
32,146	*,e	Tandem Diabetes Care, Inc	348
224,956	*	Team Health Holdings, Inc	14,696
26,548	e	Teleflex, Inc	3,596
252,935	*	Tenet Healthcare Corp	14,640
141,576		Terumo Corp	3,395
253,132	*	Thoratec Corp	11,282
175,600	e	Toho Pharmaceutical Co Ltd	4,042
18,400		Tokai Corp (GIFU)	666
2,146,100		Top Glove Corp BHD	3,783
99,123	*	Tornier BV	2,477
3,498,000	e	Town Health International Medical Group Ltd	934
222,671	*,e	TransEnterix, Inc	668
84,029	*	Triple-S Management Corp (Class B)	2,156
8,502	*,e	TriVascular Technologies, Inc	45
41,049	*,e	Trupanion, Inc	338
28,100	e	Tsuki Corp	220
360,900	*,e	Unilife Corp	776
657,986		United Drug plc	5,060
3,045,976		UnitedHealth Group, Inc	371,609
128,333		Universal American Corp	1,299
751,720		Universal Health Services, Inc (Class B)	106,819
66,495		US Physical Therapy, Inc	3,641
88

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
10,604		Utah Medical Products, Inc	$632
6,803		Value Added Technologies Co Lt	177
211,643	*	Varian Medical Systems, Inc	17,848
68,679	*	Vascular Solutions, Inc	2,385
144,567	*	VCA Antech, Inc	7,865
280,102	*,e	Veeva Systems, Inc	7,851
21,920	*,e	Veracyte, Inc	244
5,835,000		Vibhavadi Medical Center PCL	269
6,504		Vieworks Co Ltd	250
78,803	e	Virtus Health Ltd	326
78,300	e	VITAL KSK Holdings, Inc	568
66,233	*	Vocera Communications, Inc	758
294,091	*	WellCare Health Plans, Inc	24,948
274,040		West Pharmaceutical Services, Inc	15,916
22,639	*,e	William Demant Holding	1,727
142,938	*	Wright Medical Group, Inc	3,754
2,390	*	Ypsomed Holding AG.	262
85,462	*,e	Zeltiq Aesthetics, Inc	2,519
359,832		Zimmer Holdings, Inc	39,304
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	5,181,839

HOUSEHOLD & PERSONAL PRODUCTS - 1.4%
9,065		Able C&C Co Ltd	218
148,300		Aderans Co Ltd	1,281
56,715		Amorepacific Corp	21,209
27,331		Amorepacific Corp (Preference)	5,023
15,200		Artnature, Inc	142
387,004	e	Asaleo Care Ltd	567
926,140	e	Avon Products, Inc	5,798
56,661		Bajaj Corp Ltd	387
595,361		Beiersdorf AG.	49,885
7,710		Bioland Ltd	276
209,671	*	Central Garden and Pet Co (Class A)	2,392
535,000		China Child Care Corp Ltd	92
22,000	*	Chlitina Holding Ltd	146
446,704		Church & Dwight Co, Inc	36,241
341,367		Clorox Co	35,509
1,664,158	e	Colgate-Palmolive Co	108,853
3,524		Cosmax BTI, Inc	276
31,514		Cosmax, Inc	5,689
222,077		Coty, Inc	7,100
790,792		Dabur India Ltd	3,474
12,500		Dr Ci:Labo Co Ltd	439
489,700		DSG International Thailand PCL	99
13,000		Earth Chemical Co Ltd	493
113,422		EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	120
74,248	*,e	Elizabeth Arden, Inc	1,059
187,107	*	Energizer Holdings, Inc	24,614
1,544,483		Estee Lauder Cos (Class A)	133,845
59,500	*,e	Euglena Co Ltd	834
28,588	*	Eveready Industries India Ltd	147
89

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
181,600	e	Fancl Corp	$2,527
22,096	*,e	Female Health Co	40
9,735		Gillette India Ltd	701
160,787		Godrej Consumer Products Ltd	3,124
91,000		Grape King Industrial Co	581
880,286		Hengan International Group Co Ltd	10,449
25,217		Henkel KGaA	2,405
308,436		Henkel KGaA (Preference)	34,611
375,664	*,e	Herbalife Ltd	20,695
1,275,294		Hindustan Lever Ltd	18,354
369,665	*	HRG Group, Inc	4,806
360,016	*	Hypermarcas S.A.	2,620
9,453		Inter Parfums S.A.	258
81,067	e	Inter Parfums, Inc	2,751
346,755		Jyothy Laboratories Ltd	1,588
611,351		Kao Corp	28,432
4,062,800		Karex BHD	3,306
968,382		Kimberly-Clark Corp	102,619
1,604,032		Kimberly-Clark de Mexico S.A. de C.V. (Class A)	3,462
25,200		Kobayashi Pharmaceutical Co Ltd	1,711
12,785		Korea Kolmar Co Ltd	1,163
6,204		Korea Kolmar Holdings Co Ltd	451
55,000		Kose Corp	4,523
23,783		LG Household & Health Care Ltd	16,486
207,000	e	Lion Corp	1,659
518,033		L’Oreal S.A.	92,687
63,379		Mandom Corp	2,821
176,027		Marico Ltd	1,241
33,982	*	Medifast, Inc	1,098
329,924	*	Microbio Co Ltd	250
27,100		Milbon Co Ltd	862
179,550		Natura Cosmeticos S.A.	1,590
37,610		Natural Health Trends Corp	1,559
42,994	e	Nature’s Sunshine Products, Inc	591
15,700		Noevir Holdings Co Ltd	338
402,224	e	Nu Skin Enterprises, Inc (Class A)	18,957
37,865	*,e	Nutraceutical International Corp	937
4,733,000	e,m	NVC Lighting Holdings Ltd	6
12,803		Oil-Dri Corp of America	389
67,132		Ontex Group NV	2,015
37,769	e	Orchids Paper Products Co	909
80,538		Pacific Corp	13,478
152,700		Pigeon Corp	4,809
27,600		Pola Orbis Holdings, Inc	1,562
8,417,795		Procter & Gamble Co	658,608
7,821,700		PT Industri Jamu Dan Farmasi Sido Muncul Tbk	331
3,090,291		PT Unilever Indonesia Tbk	9,136
647,992		Reckitt Benckiser Group plc	55,879
58,020	*	Revlon, Inc (Class A)	2,130
5,879,000		Ruinian International Ltd	1,757
133,991		Shiseido Co Ltd	3,039
105,627		Spectrum Brands, Inc	10,773
90

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
490,396		Svenska Cellulosa AB (B Shares)	$12,470
98,999		Uni-Charm Corp	2,352
1,788,817		Unilever plc	76,810
15,773	*,e	USANA Health Sciences, Inc	2,156
309,000	e	Vinda International Holdings Ltd	647
62,427		WD-40 Co	5,441
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	1,703,158

INSURANCE - 4.2%
3,426,566	e	ACE Ltd	348,413
164,920		Admiral Group plc	3,594
888,907		Aegon NV	6,559
941,822		Aflac, Inc	58,581
145,729		Ageas	5,623
19,389,407		AIA Group Ltd	126,781
54,526		Aksigorta AS	41
13,468	*	Alleghany Corp	6,313
764,766		Allianz AG.	119,266
154,253		Allied World Assurance Co Holdings Ltd	6,667
2,555,303		Allstate Corp	165,762
217,250		Alm Brand AS	1,389
118,069	*	AMBAC Financial Group, Inc	1,965
256,770		American Equity Investment Life Holding Co	6,928
435,200		American Financial Group, Inc	28,305
3,270,105		American International Group, Inc	202,158
30,498		American National Insurance Co	3,121
82,944		Amerisafe, Inc	3,903
1,297,301		Amlin plc	9,706
3,845,694		AMP Ltd	17,845
165,666	e	Amtrust Financial Services, Inc	10,853
68,282		Anadolu Hayat Emeklilik AS	143
207,131		Anadolu Sigorta	109
433,251		Aon plc	43,186
205,893	*	Arch Capital Group Ltd	13,787
122,206		Argo Group International Holdings Ltd	6,807
156,228		Arthur J. Gallagher & Co	7,390
203,791		Aspen Insurance Holdings Ltd	9,762
2,019,109		Assicurazioni Generali S.p.A.	36,392
58,936		Assurant, Inc	3,949
551,867		Assured Guaranty Ltd	13,239
45,055	*	Atlas Financial Holdings, Inc	893
7,226,227		Aviva plc	55,970
4,456		AvivaSA Emeklilik ve Hayat AS.	78
5,026,701		AXA S.A.	127,436
413,470	e	Axis Capital Holdings Ltd	22,067
4,146		Bajaj Finserv Ltd	100
40,923	e	Baldwin & Lyons, Inc (Class B)	942
30,478		Baloise Holding AG.	3,716
963,746		BB Seguridade Participacoes S.A.	10,570
1,308,116		Beazley plc	6,080
4,414,513	*	Berkshire Hathaway, Inc (Class B)	600,860
106,232		Brown & Brown, Inc	3,491
91

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
22,374,129		Cathay Financial Holding Co Ltd	$39,064
233,771		Chesnara plc	1,194
2,039,118	*	China Insurance International Holdings Co Ltd	7,300
11,611,010		China Life Insurance Co Ltd	50,395
7,421,433		China Life Insurance Co Ltd (Taiwan)	7,594
2,968,018		China Pacific Insurance Group Co Ltd	14,219
213,327		Chubb Corp	20,296
111,782		Cincinnati Financial Corp	5,609
177,658	*,e	Citizens, Inc (Class A)	1,325
19,954	*	Clal Insurance	326
4,277,241		ClearView Wealth Ltd	3,135
22,352		CNA Financial Corp	854
444,885		CNP Assurances	7,446
721,578		Conseco, Inc	13,241
724,038		Corp Mapfre S.A.	2,502
312,404		Cover-More Group Ltd	573
87,880		Crawford & Co (Class B)	741
3,319,011		Dai-ichi Mutual Life Insurance Co	65,177
84,355		Delta Lloyd NV	1,385
5,231,449		Direct Line Insurance Group plc	27,602
856,481		Discovery Holdings Ltd	8,895
31,814		Donegal Group, Inc (Class A)	485
45,284		Dongbu Insurance Co Ltd	2,290
22,600	*	eHealth, Inc	287
30,920		EMC Insurance Group, Inc	775
146,267		Employers Holdings, Inc	3,332
58,583	e	Endurance Specialty Holdings Ltd	3,849
35,793	*	Enstar Group Ltd	5,546
47,764	e	Erie Indemnity Co (Class A)	3,920
755,383		esure Group plc	3,018
27,574		Euler Hermes S.A.	2,772
269,894		Everest Re Group Ltd	49,123
32,195		Fairfax Financial Holdings Ltd	15,875
24,441	e	FBD Holdings plc	247
34,537		FBL Financial Group, Inc (Class A)	1,993
118,890		Federated National Holding Co	2,877
90,090		Fidelity & Guaranty Life	2,129
289,123		First American Financial Corp	10,758
480,187		FNF Group	17,762
2,315,837	e	Fondiaria-Sai S.p.A	5,737
391,847	*	Genworth Financial, Inc (Class A)	2,966
284,014		Gjensidige Forsikring BA	4,573
445,055		Great-West Lifeco, Inc	12,956
75,258	*	Greenlight Capital Re Ltd (Class A)	2,195
40,061		Grupo Catalana Occidente S.A.	1,246
55,235	*	Hallmark Financial Services	629
101,169		Hannover Rueckversicherung AG.	9,792
37,915		Hanover Insurance Group, Inc	2,807
27,090	*	Hanwha Non-Life Insurance Co Ltd	149
135,301		Harel Insurance Investments & Finances Ltd	615
4,284,249		Hartford Financial Services Group, Inc	178,096
130,356		HCC Insurance Holdings, Inc	10,017
92

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
25,897	e	HCI Group, Inc	$1,145
6,103		Helvetia Holding AG.	3,488
151,060	*	Heritage Insurance Holdings, Inc	3,473
381,779		Hiscox Ltd	5,035
158,627		Horace Mann Educators Corp	5,771
179,260		Hyundai Marine & Fire Insurance Co Ltd	4,735
5,903		IDI Insurance Co Ltd	264
27,634	e	Independence Holding Co	364
150,829	e	Industrial Alliance Insurance and Financial Services, Inc	5,073
53,027		Infinity Property & Casualty Corp	4,022
2,618,649	e	Insurance Australia Group Ltd	11,259
215,530		Intact Financial Corp	14,977
29,300		James River Group Holdings Ltd	758
172,767		Just Retirement Group plc	471
15,570	e	Kansas City Life Insurance Co	712
118,059	e	Kemper Corp	4,551
654,049		Korea Life Insurance Co Ltd	4,650
82,258		Korean Reinsurance Co	907
181,939		Lancashire Holdings Ltd	1,761
20,717,256		Legal & General Group plc	81,006
269,183	e	Liberty Holdings Ltd	3,212
35,512		LIG Insurance Co Ltd	918
623,009		Lincoln National Corp	36,895
201,274		Loews Corp	7,751
245,589	e	Maiden Holdings Ltd	3,875
2,801,467		Manulife Financial Corp	52,059
15,130	*	Markel Corp	12,114
2,771,021		Marsh & McLennan Cos, Inc	157,117
266,687		MAX India Ltd	2,023
423,467	*,e	MBIA, Inc	2,545
143,573		Meadowbrook Insurance Group, Inc	1,235
3,278,673	*	Medibank Pvt Ltd	5,080
251,856		Mediolanum S.p.A.	2,079
42,675		Menorah Mivtachim Holdings Ltd	415
635,465		Mercuries & Associates Holding Ltd	368
1,029,202	*	Mercuries Life Insurance Co Lt	600
34,484	e	Mercury General Corp	1,919
47,161		Meritz Fire & Marine Insurance Co Ltd	687
7,133,756		Metlife, Inc	399,419
953,776		Metropolitan Holdings Ltd	2,364
345,902		Migdal Insurance Holdings Ltd	401
1,048,954		Mitsui Sumitomo Insurance Group Holdings, Inc	32,652
94,469		Montpelier Re Holdings Ltd	3,732
397,900	*	MPHB Capital BHD	179
112,676		Muenchener Rueckver AG.	19,977
166,196		National General Holdings Corp	3,462
27,154		National Interstate Corp	742
7,465	e	National Western Life Insurance Co (Class A)	1,788
59,934	*	Navigators Group, Inc	4,648
1,015,904		New China Life insurance Co Ltd	6,068
1,017,499		NKSJ Holdings, Inc	37,257
153,751		NN Group NV	4,330
93

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
5,480,039		Old Mutual plc	$17,346
241,280		Old Republic International Corp	3,771
125,277		OneBeacon Insurance Group Ltd (Class A)	1,818
87,755		PartnerRe Ltd	11,277
217,908		Partnership Assurance Group plc	479
76,180	*,e	Patriot National, Inc	1,219
8,219,805		People’s Insurance Co Group of China Ltd	5,255
595,196		Phoenix Group Holdings	7,671
119,814		Phoenix Holdings Ltd	346
11,441,902		PICC Property & Casualty Co Ltd	26,046
6,036,950	e	Ping An Insurance Group Co of China Ltd	81,472
375,504		Porto Seguro S.A.	5,000
583,955		Power Corp Of Canada	14,933
451,994	e	Power Financial Corp	12,981
166,680		Powszechny Zaklad Ubezpieczen S.A.	19,179
232,139		Primerica, Inc	10,606
809,296		Principal Financial Group	41,509
124,674		ProAssurance Corp	5,761
705,218		Progressive Corp	19,626
218,671		Protector Forsikring ASA	1,887
2,357,012		Prudential Financial, Inc	206,286
5,911,073		Prudential plc	142,454
57,256,000	*	PT Panin Insurance Tbk	3,113
116,026,800	*	PT Panin Life Tbk	2,486
75,549		Qatar Insurance Co SAQ	1,998
1,430,366		QBE Insurance Group Ltd	15,062
204,600	e	Qualitas Controladora SAB de C.V.	340
407,191		Reinsurance Group of America, Inc (Class A)	38,630
163,169		RenaissanceRe Holdings Ltd	16,563
121,541		RLI Corp	6,246
594,384		RMI Holdings	2,073
183,990		RSA Insurance Group plc	1,147
36,524		Safety Insurance Group, Inc	2,108
1,247,196		Sampo Oyj (A Shares)	58,777
40,244		Samsung Fire & Marine Insurance Co Ltd	10,604
139,505		Samsung Life Insurance Co Ltd	13,442
2,682,632		Sanlam Ltd	14,603
379,651		SCOR	13,425
176,715		Selective Insurance Group, Inc	4,957
7,692,708		Shin Kong Financial Holding Co Ltd	2,348
209,000		Shinkong Insurance Co Ltd	153
759,198		Societa Cattolica di Assicurazioni SCRL	5,990
443,592		Sony Financial Holdings, Inc	7,767
708,081		St. James’s Place plc	10,069
39,276		Stancorp Financial Group, Inc	2,970
1,264,401		Standard Life plc	8,817
44,535		State Auto Financial Corp	1,067
102,337	e	State National Cos, Inc	1,108
707,174		Steadfast Group Ltd	880
66,991		Stewart Information Services Corp	2,666
428,139	*	Storebrand ASA	1,764
174,033		Sul America SA	849
94

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
815,612	e	Sun Life Financial, Inc	$27,231
924,179		Suncorp-Metway Ltd	9,562
16,792		Swiss Life Holding	3,845
1,225,938	e	Swiss Re Ltd	108,523
538,000		Syarikat Takaful Malaysia BHD	542
202,874		Symetra Financial Corp	4,903
560,042		T&D Holdings, Inc	8,349
238,000		Taiwan Fire & Marine Insurance Co	175
1,455,409	*	Taiwan Life Insurance Co Ltd	1,566
2,600,200	*	Thai Reinsurance PCL	235
2,410,197	*	Third Point Reinsurance Ltd	35,550
1,208,968		Tokio Marine Holdings, Inc	50,280
153,045		Tong Yang Life Insurance	2,091
215,036	*	Topdanmark AS	5,765
148,924	e	Torchmark Corp	8,670
634,592		Travelers Cos, Inc	61,340
61,493		Tryg A.S.	1,282
400,400		Tune Ins Holdings BHD	174
1,947,774	e	Unipol Gruppo Finanziario S.p.A	9,902
273,393		Uniqa Versicherungen AG.	2,467
34,442	*	United America Indemnity Ltd	967
72,891		United Fire & Casualty Co	2,388
235,029	e	United Insurance Holdings Corp	3,652
87,256		Universal Insurance Holdings, Inc	2,112
205,056		UnumProvident Corp	7,331
167,006		Validus Holdings Ltd	7,347
49,771		Vittoria Assicurazioni S.p.A.	549
112,854		W.R. Berkley Corp	5,860
7,217		White Mountains Insurance Group Ltd	4,727
6,669		Wiener Staedtische Allgemeine Versicherung AG.	229
991	e	Willis Group Holdings plc	46
4,513,560		XL Capital Ltd	167,904
294,176		Zurich Financial Services AG.	89,556
		TOTAL INSURANCE	5,224,826

MATERIALS - 4.9%
95,399		A. Schulman, Inc	4,171
18,480	*	Aarti Industries	98
1,185,062		Acerinox S.A.	16,404
775,083		ACHEM Technology Corp	433
126,000		Achilles Corp	161
35,840		Acron JSC (GDR)	136
46,912		Adana Cimento	116
81,800		ADEKA Corp	1,134
439,745		Adelaide Brighton Ltd	1,460
250,903		Aeci Ltd	2,351
12,105	*	AEP Industries, Inc	668
166,144		African Barrick Gold Ltd	788
151,429		African Oxygen Ltd	170
365,285		African Rainbow Minerals Ltd	2,484
176,809		Agnico-Eagle Mines Ltd	5,020
146,465	e	Agrium, Inc	15,522
95

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
428,000		Aichi Steel Corp	$1,912
117,523		Air Liquide	14,913
264,520		Air Products & Chemicals, Inc	36,194
113,422		Air Water, Inc	2,074
31,883		Airgas, Inc	3,373
28,183		AK Holdings, Inc	1,971
506,110	*,e	AK Steel Holding Corp	1,959
76,986		Akcansa Cimento AS	460
8,236		Akzo Nobel India Ltd	162
798,703		Akzo Nobel NV	58,313
124,052		Alamos Gold, Inc	702
3,374,545		Albemarle Corp	186,511
1,374,656		Alcoa, Inc	15,327
447,741		Alent plc	2,589
26,823		Alexandria Mineral Oils Co	148
226,380		Allegheny Technologies, Inc	6,837
1,286,100	e	Alpek SAB de C.V.	1,876
369,324		Altri SGPS S.A.	1,345
2,196,015		Alumina Ltd	2,585
5,113,171	*,e	Aluminum Corp of China Ltd	2,557
996,393		Ambuja Cements Ltd	3,594
2,049,029		Amcor Ltd	21,653
78,841	e	American Vanguard Corp	1,088
11,272		Ampco-Pittsburgh Corp	170
3,785,000		AMVIG Holdings Ltd	1,953
108,585		Anadolu Cam Sanayii AS	81
841,292		Anatolia Minerals Development Ltd	1,974
1,335,448		Anglo American plc (London)	19,292
61,691	*	Anglo Platinum Ltd	1,391
469,129	*	AngloGold Ashanti Ltd	4,200
1,496,791		Anhui Conch Cement Co Ltd	5,244
802,836		Antofagasta plc	8,690
127,221	*,e	APERAM	5,151
38,270		Aptargroup, Inc	2,440
190,777		Arabian Cement Co	366
794,815		ArcelorMittal	7,719
282,447	*	Arkema	20,417
29,874		Asahi Holdings, Inc	509
2,004,044		Asahi Kasei Corp	16,438
167,358	*	Asanko Gold, Inc	295
293,293		Ashland, Inc	35,752
1,170,000		Asia Cement China Holdings Corp	578
1,164		Asia Cement Co Ltd	134
5,237,495		Asia Cement Corp	6,194
786		Asia Holdings Co Ltd	104
121,574		Asia Plastic Recycling Holding Ltd	73
252,500		Asia Polymer	148
438,067		Asian Paints Ltd	5,192
52,333		Associated Cement Co Ltd	1,186
41,579	e	Assore Ltd	353
611,200		Atlas Consolidated Mining & Development	89
940,489	e,m	Atlas Iron Ltd	36
96

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
7,302		Atul Ltd	$137
15,980	e	Auriga Industries (Class B)	6
33,260		Aurubis AG.	1,954
413,826		Avery Dennison Corp	25,219
148,202	*	Axalta Coating Systems Ltd	4,902
1,902,213		Axiall Corp	68,575
852,474	*	B2Gold Corp	1,304
114,123		Balchem Corp	6,359
464,403		Ball Corp	32,578
1,526,802		Barrick Gold Corp (Canada)	16,319
8,644		BASF India Ltd	163
1,327,149		BASF SE	116,780
35,355		Baticim Bati Anadolu Cimento Sanayii AS	90
15,552		Bayer CropScience Ltd	969
6,703,449		BBMG Corp	6,778
36,714	e	Bekaert S.A.	1,036
61,219		Bemis Co, Inc	2,755
2,295,200	m	Bengang Steel Plates Co	1,282
245,521		Berger Paints India Ltd	752
5,824,814	*	Berry Plastics Group, Inc	188,724
4,987,632		BHP Billiton Ltd	101,742
6,123,978		BHP Billiton plc	120,408
915,648		Billerud AB	14,386
152,500	e	Bloomage Biotechnology Corp Ltd	269
556,445		BlueScope Steel Ltd	1,284
7,972		BNG Steel Co Ltd	83
107,501	*	Boise Cascade Co	3,943
1,774,421		Boliden AB	32,349
3,079,664		Boral Ltd	13,873
270,171		Borregaard ASA	1,909
47,043		Borusan Mannesmann Boru Sanayi	112
203,728	*	Boryszew S.A.	318
52,897		BRAAS Monier Building Group S.A.	1,445
210,486		Bradespar S.A.	712
184,796		Braskem S.A.	810
1,042,128	*,e	Brockman Mining Ltd	35
58,794		Brush Engineered Materials, Inc	2,072
64,843	e	Buzzi Unicem S.p.A.	924
43,631		Buzzi Unicem S.p.A. RSP	390
5,400		C Uyemura & Co Ltd	290
247,186		Cabot Corp	9,218
174,042		Calgon Carbon Corp	3,373
34,108		Canam Group, Inc	380
194,465	e	Canexus Corp	227
251,101	*	Canfor Corp	5,468
80,817		Canfor Pulp Products, Inc	1,013
64,747		CAP S.A.	222
349,437	*	Capstone Mining Corp	341
165,958	e	Carpenter Technology Corp	6,419
163,828		Cascades, Inc	938
51,223	*,e	Castle (A.M.) & Co	316
112,160		CCL Industries	13,757
97

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
270,469		Celanese Corp (Series A)	$19,441
164,835		Cementir S.p.A.	1,079
382,175		Cementos Argos S.A.	1,357
505,180	*	Cemex Latam Holdings S.A.	2,474
26,759,554	*,e	Cemex S.A. de C.V.	24,533
1,359,880	*	Cemex SAB de C.V. (ADR)	12,456
4,378,240		Centamin plc	4,254
675,788		Centerra Gold, Inc	3,842
182,410	*,e	Century Aluminum Co	1,903
1,588,125		Century Sunshine Ecological Technology Holdings Ltd	167
22,397		Century Textile & Industries Ltd	248
678,818		CF Industries Holdings, Inc	43,634
21,094	e	Chase Corp	838
206,438	*	Chemtura	5,844
707,560		Cheng Loong Corp	281
475,925		Chia Hsin Cement Corp	186
1,743,795		China BlueChemical Ltd	636
4,680,000	*,e	China Daye Non-Ferrous Metals Mining Ltd	154
159,000		China Hi-ment Corp	396
885,000	*	China Manmade Fibers Corp	273
701,372		China Metal Products	626
1,329,340	*,e,m	China Metal Recycling Holdings Ltd	2
10,009,248		China National Building Material Co Ltd	9,450
1,056,000	e	China National Materials Co Ltd	343
2,129,078	*	China Petrochemical Development Corp	660
3,418,000	*,e	China Precious Metal Resources Holdings Co Ltd	304
1,098,000	*	China Rare Earth Holdings Ltd	191
7,942,058		China Resources Cement Holdings Ltd	4,427
1,639,000	e	China Sanjiang Fine Chemicals	568
6,683,200	e,m	China Shanshui Cement Group Ltd	4,067
216,000		China Silver Group Ltd	123
131,000		China Steel Chemical Corp	590
13,789,442		China Steel Corp	11,016
1,038,000		China Synthetic Rubber Corp	1,088
1,232,000		China Vanadium Titano-Magnetite Mining Co Ltd	110
6,970,000	*	China Zenith Chemical Group Ltd	899
538,000	*	Chongqing Iron & Steel Co Ltd	149
102,534		Christian Hansen Holding	5,000
52,000		Chugoku Marine Paints Ltd	386
946,328		Chun Yuan Steel	322
815,720	*	Chung Hung Steel Corp	134
360,950	*	Chung Hwa Pulp Corp	109
496,924		Cia de Minas Buenaventura S.A. (ADR) (Series B)	5,158
546,568		Cia Siderurgica Nacional S.A.	909
54,845		Ciech S.A.	846
163,004		Cimsa Cimento Sanayi Ve Tica	933
962,000	*	Citic Dameng Holdings	131
2,218,105		Clariant AG.	45,462
78,097	*	Clearwater Paper Corp	4,475
1,048,241	e	Cliffs Natural Resources, Inc	4,539
508,434	*,e	Coeur Mining, Inc	2,903
367,487		Commercial Metals Co	5,909
98

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
86,132	*,m	Companhia Vale do Rio Doce	$0	^
142,553		Compass Minerals International, Inc	11,709
369,826	*	Constellium NV	4,375
8,515	*	Core Molding Technologies, Inc	194
107,366		Coromandel International Ltd	422
366,000	e	CPMC Holdings Ltd	245
2,546,884		CRH plc	71,804
57,099		Croda International plc	2,469
1,753,859	*	Crown Holdings, Inc	92,797
1,476,590		CSR Ltd	4,142
173,780	*,e	Cudeco Ltd	228
680,228		Cytec Industries, Inc	41,174
3,912,300		D&L Industries Inc	1,685
172,000		Da Ming International Holdings Ltd	89
350,007		Daicel Chemical Industries Ltd	4,491
281,000		Daido Steel Co Ltd	1,170
113,000		Daiken Corp	285
155,857		Dainichiseika Color & Chemicals Manufacturing Co Ltd	785
880,845		Dainippon Ink and Chemicals, Inc	2,199
228,872	e	Daio Paper Corp	2,300
66,000		Daiso Co Ltd	238
16,546	*	Dalmia Bharat Ltd	153
168,600	*	Danhua Chemical Technology Co Ltd	136
20,698		DC Chemical Co Ltd	1,668
30,394		Deltic Timber Corp	2,056
1,416,000		Denki Kagaku Kogyo KK	6,292
165,995	*,e	Detour Gold Corp	1,910
10,699	*	Dhanuka Agritech Ltd	100
225,368		Dominion Diamond Corp	3,158
246,554	e	Domtar Corp	10,207
48,784		Dongkuk Steel Mill Co Ltd	230
748,000		Dongpeng Holdings Co Ltd	383
84,718		Dongsung Finetec Co Ltd	459
4,316,000		Dongyue Group	1,562
4,495,980		Dow Chemical Co	230,059
344,000		Dowa Holdings Co Ltd	3,251
1,268,785		DS Smith plc	7,694
37,994		DSM NV	2,206
1,416,795		Du Pont (E.I.) de Nemours & Co	90,604
383,274	e	DuluxGroup Ltd	1,689
99,350	*	Dundee Precious Metals, Inc	202
64,822		Eagle Materials, Inc	4,948
365,500	*	Eastern Polymer Group PCL	102
435,142		Eastman Chemical Co	35,603
228,092		Ecolab, Inc	25,790
104,458		EID Parry India Ltd	231
197,404	*	El Ezz Steel Co	219
1,099,736		Eldorado Gold Corp	4,561
455,407		Elementis plc	1,834
2,431,657		Empresas CMPC S.A.	6,617
7,358		EMS-Chemie Holding AG.	3,109
843,256	e	Ence Energia y Celulosa S.A.	2,883
99

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
574,500		Engro Chemical Pakistan Ltd	$1,675
5,244	*,e	Eramet	407
1,958,041		Eregli Demir ve Celik Fabrikalari TAS	3,168
1,900,239		Essentra plc	29,634
1,591,990		Eternal Chemical Co Ltd	1,683
35,500		Eugene Corp	217
346,602		Everlight Chemical Industrial Corp	269
3,475,969		Evolution Mining Ltd	3,103
464,722		Evonik Industries AG.	17,745
342,836		Evraz plc	664
388,750		Feng Hsin Iron & Steel Co	501
70,100		Ferbasa-Ferro Ligas DA Bahia	182
729,205		Ferrexpo plc	762
348,896	*	Ferro Corp	5,854
224,152		Fibria Celulose S.A.	3,058
29,982		Finolex Industries Ltd	121
114,631	*,e	First Majestic Silver Corp	555
646,264		First Quantum Minerals Ltd	8,450
4,619,487		Fletcher Building Ltd	25,420
149,556	*,e	Flotek Industries, Inc	1,874
205,735		FMC Corp	10,811
41,070	*	Foosung Co Ltd	160
3,844,690		Formosa Chemicals & Fibre Corp	9,248
5,187,088		Formosa Plastics Corp	12,214
360,000		Formosan Rubber Group, Inc	339
3,562,394	e	Fortescue Metals Group Ltd	5,247
123,872	*	Fortuna Silver Mines, Inc	451
169,791	*,m	Foshan Huaxin Packaging Co Ltd	208
2,078,451	e	Fosun International	4,888
23,200		FP Corp	845
241,272	e	Franco-Nevada Corp	11,507
3,037,580		Freeport-McMoRan Copper & Gold, Inc (Class B)	56,560
145,590		Fresnillo plc	1,588
37,411		Frutarom Industries Ltd	1,569
107,292		Fuchs Petrolub AG. (Preference)	4,537
2,806,200	e	Fufeng Group Ltd	2,082
20,952	e	Fuji Seal International, Inc	618
48,500		Fujimi, Inc	730
22,400		Fujimori Kogyo Co Ltd	677
1,499,000		Furukawa-Sky Aluminum Corp	3,809
2,133,800	e	Fushan International Energy Group Ltd	498
61,234		FutureFuel Corp	788
284,577	e	Gammon Gold, Inc	813
265,814		Gem Diamonds Ltd	607
2,573,807		Gerdau S.A. (Preference)	6,200
5,924		Givaudan S.A.	10,256
176,678		Glatfelter	3,885
752,561	*	Gleichen Resources Ltd	681
11,037,435		Glencore Xstrata plc	44,262
184,609		Globe Specialty Metals, Inc	3,268
394,192		Gloria Material Technology Corp	267
805,000		Godo Steel Ltd	1,501
100

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
85,369		Godrej Industries Ltd	$476
830,667		Gold Fields Ltd	2,657
103,220	*,e	Gold Resource Corp	285
1,134,773	e	Goldcorp, Inc	18,416
8,519,418	*	Goldsun Development & Construction Co Ltd	2,743
877,000		Grand Pacific Petrochemical	561
49,363		Granges AB	351
2,582,722		Graphic Packaging Holding Co	35,977
605,755	*,m	Great Basin Gold Ltd	5
181,000		Great China Metal Industry	180
2,470,000	e	Greatview Aseptic Packaging Co	1,406
29,000	*	Green Seal Holding Ltd	132
33,676		Greif, Inc (Class A)	1,207
21,485,560	e	G-Resources Group Ltd	692
303,370		Grupo Argos S.A.	1,980
9,320,930		Grupo Mexico S.A. de C.V. (Series B)	28,098
90,400	*,e	Grupo Simec SAB de C.V.	265
75,910		Gubre Fabrikalari TAS	201
33,234		Gujarat Flourochemicals	330
137,577	*	Guyana Goldfields, Inc	436
138,395		H.B. Fuller Co	5,622
29,222		Han Kuk Carbon Co Ltd	182
11,812		Hanil Cement Manufacturing	1,798
7,954		Hansol Chemical Co Ltd	705
19,676		Hansol Paper Co	157
10,335	*	Hansol Paper Co Ltd	192
125,068		Hanwha Chemical Corp	2,093
45,482		Hanwha Corp	1,923
423,681	*,e	Harmony Gold Mining Co Ltd	549
31,007	e	Hawkins, Inc	1,252
39,795		Haynes International, Inc	1,963
433,723	*	Headwaters, Inc	7,902
981,734	e	Hecla Mining Co	2,582
66,378		HeidelbergCement AG.	5,261
628,725		Hexpol AB	6,481
1,170,980		Hindalco Industries Ltd	2,054
131,482		Hitachi Chemical Co Ltd	2,368
276,634		Hitachi Metals Ltd	4,253
601,837		Ho Tung Chemical Corp	156
189,197	*,e	Hochschild Mining plc	283
584,829	e	Hokuetsu Paper Mills Ltd	3,230
551,250		Holcim Ltd	40,674
46,936		Holmen AB (B Shares)	1,370
26,375		Honam Petrochemical Corp	6,824
1,854,000	*	Honbridge Holdings Ltd	634
163,517	*,e	Horsehead Holding Corp	1,916
2,385,000		Huabao International Holdings Ltd	1,434
570,300		Hubei Sanonda Co Ltd	684
20,972		Huchems Fine Chemical Corp	470
230,449		HudBay Minerals, Inc	1,919
206,054		Huhtamaki Oyj	6,368
131,578	e	Huntsman Corp	2,904
101

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
26,533		Hyosung Corp	$3,417
8,434	m	Hyundai Hysco	439
284,443		Hyundai Steel Co	17,257
377,697	*	IAMGOLD Corp	756
33,100	e	Ihara Chemical Industry Co Ltd	404
507,971		Iluka Resources Ltd	3,004
50,571		IMCD Group NV	1,832
51,189		Imerys S.A.	3,927
587,998	*	Impala Platinum Holdings Ltd	2,624
44,558	*	Imperial Metals Corp	371
2,190,936		Incitec Pivot Ltd	6,496
859,857	e	Independence Group NL	2,766
161,865		India Cements Ltd	239
787,478		Indorama Ventures PCL (Foreign)	646
142,000	*,e	Industrias CH SAB de C.V.	538
152,045	e	Industrias Penoles S.A. de C.V.	2,476
496,370		Inner Mongolia Eerduosi Resourses Co Ltd	529
96,817		Innophos Holdings, Inc	5,096
141,991		Innospec, Inc	6,395
106,919	*	Interfor Corp	1,754
129,830		International Flavors & Fragrances, Inc	14,189
708,051		International Paper Co	33,696
154,548		Intertape Polymer Group, Inc	2,316
283,949	*,e	Intrepid Potash, Inc	3,390
316,000	*	Ishihara Sangyo Kaisha Ltd	320
179,937		Israel Chemicals Ltd	1,257
3,034		Israel Corp Ltd	1,071
183,667		Italcementi S.p.A.	1,213
5,603		Italmobiliare S.p.A.	161
15,662		Italmobiliare S.p.A. RSP	283
549,300	*	Ivanhoe Mines Ltd	396
67,436	*	Izmir Demir Celik Sanayi AS	56
31,459	*,m	Jacana Minerals Ltd	6
329,639		James Hardie Industries NV	4,388
47,978	*	Jastrzebska Spolka Weglowa S.A.	151
254,000		Jaya Tiasa Holdings BHD	102
1,128,046		JFE Holdings, Inc	24,993
7,303,230		Jiangxi Copper Co Ltd	12,169
84,964		Jindal Saw Ltd	78
444,323		Jindal Steel & Power Ltd	599
243,444	*,e	Jinshan Gold Mines, Inc	403
16,154		JK Cement Ltd	171
27,652		JK Lakshmi Cement Ltd	151
125,175		Johnson Matthey plc	5,969
13,300		JSP Corp	214
265,165		JSR Corp	4,681
108,453		JSW Steel Ltd	1,482
599,272		K&S AG.	25,270
52,570	e	Kaiser Aluminum Corp	4,367
202,638		Kaneka Corp	1,480
203,321		Kansai Nerolac Paints Ltd	685
317,424		Kansai Paint Co Ltd	4,918
102

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
342,117		Kapstone Paper and Packaging Corp	$7,910
108,553	*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (Class A)	85
609,131	*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (Class D)	356
264,369	*	KAZ Minerals plc	844
99,603	e	Kemira Oyj	1,132
178,631		KGHM Polska Miedz S.A.	5,060
1,525,174	*	Kinross Gold Corp	3,553
241,963	*	Kirkland Lake Gold, Inc	1,091
7,284		KISCO Corp	327
21,136		KISWIRE Ltd	1,070
479,268		Klabin S.A.	2,943
2,552,700		Klabin S.A. (Preference)	3,112
26,355		KMG Chemicals, Inc	670
44,000		Koatsu Gas Kogyo Co Ltd	227
6,392,798		Kobe Steel Ltd	10,755
32,515		Kolon Corp	2,173
55,466		Kolon Industries, Inc	3,213
14,100		Konishi Co Ltd	267
1,031		Konya Cimento Sanayii	143
57,897		Koppers Holdings, Inc	1,431
14,894		Korea Kumho Petrochemical	944
20,761		Korea Petrochemical Ind Co Ltd	3,584
33,215		Korea Zinc Co Ltd	16,159
429,853		Koza Altin Isletmeleri AS	4,548
155,458	*	Koza Anadolu Metal Madencilik Isletmeleri AS	159
199,529	*	Kraton Polymers LLC	4,765
86,027		Kronos Worldwide, Inc	943
965,000	*,e	KuangChi Science Ltd	381
12,445		Kukdo Chemical Co Ltd	770
423,062	e	Kumba Iron Ore Ltd	5,248
46,000		Kumiai Chemical Industry Co Ltd	360
1,937		Kumkang Kind Co Ltd	139
193,389		Kuraray Co Ltd	2,362
181,000	e	Kureha CORP	711
89,000		Kurimoto Ltd	184
165,500	e	Kyoei Steel Ltd	3,058
257,402	e	Labrador Iron Ore Royalty Corp	2,939
439,020		Lafarge Malayan Cement BHD	984
216,271		Lafarge S.A.	14,299
387,829	*	Lake Shore Gold Corp	397
845,415		Lanxess AG.	49,881
424,000		Lee & Man Holding Ltd	245
1,549,400		Lee & Man Paper Manufacturing Ltd	987
499,448		LEE Chang Yung Chem IND Corp	316
7,902	e	Lenzing AG.	564
95,464		LG Chem Ltd	23,807
9,504		LG Chem Ltd (Preference)	1,601
361,325		Linde AG.	68,476
41,500		Lintec Corp	949
6,177		Lion Chemtech Co Ltd	112
103

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
18,611		Lock & Lock Co Ltd	$246
1,373,901		Long Chen Paper Co Ltd	565
466,749	*,e	Lonmin plc	822
5,865,131	*,e	Louisiana-Pacific Corp	99,883
54,070	*	LSB Industries, Inc	2,208
606,008	e	Lucara Diamond Corp	966
476,000		Luks Group Vietnam Holdings Ltd	166
2,329,444	*	Lundin Mining Corp	9,568
1,120,281		LyondellBasell Industries AF S.C.A	115,971
83,193		Madras Cements Ltd	440
55,154	*	MAG. Silver Corp	432
161,300		Magnesita Refratarios S.A.	145
27,808		Maharashtra Seamless Ltd	84
77,132		Major Drilling Group International	386
1,608,500		Maple Leaf Cement Factory Ltd	1,242
67,925		Martin Marietta Materials, Inc	9,612
90,024		Maruichi Steel Tube Ltd	2,234
17,493		Mayr-Melnhof Karton AG.	1,977
242,609		MeadWestvaco Corp	11,449
507,865		Metals X Ltd	539
258,200		Metalurgica Gerdau S.A.	529
177,953	e	Methanex Corp	9,933
1,614,684		Mexichem SAB de C.V.	4,663
1,086,000	e	Midas Holdings Ltd	258
598,506	*,e	Minera Frisco SAB de C.V.	447
110,524		Minerals Technologies, Inc	7,530
16,307	e	Miquel y Costas & Miquel S.A.	571
2,464,165		Mitsubishi Chemical Holdings Corp	15,491
1,200,158		Mitsubishi Gas Chemical Co, Inc	6,720
1,151,693		Mitsubishi Materials Corp	4,422
317,000	*	Mitsubishi Paper Mills Ltd	239
433,000		Mitsubishi Steel Manufacturing Co Ltd	938
620,066		Mitsui Chemicals, Inc	2,304
918,000		Mitsui Mining & Smelting Co Ltd	2,485
155,372	*,e	Mittal Steel South Africa Ltd	155
1,744,443		MMC Norilsk Nickel (ADR)	29,393
1,696,000	e	MMG Ltd	598
66,841		MOIL Ltd	259
189,977		Mondi Ltd	4,164
196,072		Mondi plc	4,221
12,981	*,m	Mongolian Metals Corporation	0	^
1,597,628	n	Monsanto Co	170,291
3,530		Monsanto India Ltd	156
133,838		Mosaic Co	6,270
196,017		Mpact Ltd	694
1,316,230		M-real Oyj (B Shares)	8,171
73,243		Myers Industries, Inc	1,392
67,071	*	Mytilineos Holdings S.A.	400
531,194	*,m	Nagarjuna Fertilizers & Chemicals	66
187,000	*	Nakayama Steel Works Ltd	136
109,453		Namhae Chemical Corp	1,157
612,002		Nampak Ltd	1,700
104

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
5,849,813		Nan Ya Plastics Corp	$13,731
257,474		Nantex Industry Co Ltd	231
87,229		Neenah Paper, Inc	5,143
28,200		Neturen Co Ltd	203
465,797	e	Nevsun Resources Ltd	1,753
497,956	*	New Gold, Inc	1,336
1,644,898	*	Newcrest Mining Ltd	16,563
43,760		NewMarket Corp	19,425
1,800,705		Newmont Mining Corp	42,064
4,346,575		Nickel Asia Corp	2,233
88,200		Nihon Nohyaku Co Ltd	855
85,000		Nihon Parkerizing Co Ltd	862
2,547,684	e	Nine Dragons Paper Holdings Ltd	2,222
265,500	*,e	Nippon Denko Co Ltd	617
173,000		Nippon Kayaku Co Ltd	1,865
1,122,600		Nippon Light Metal Holdings Co Ltd	1,932
299,332		Nippon Paint Co Ltd	8,435
473,100	e	Nippon Paper Industries Co Ltd	8,286
237,000		Nippon Shokubai Co Ltd	3,242
289,000		Nippon Soda Co Ltd	1,858
5,308,272		Nippon Steel Corp	13,764
47,810		Nippon Synthetic Chemical Industry Co Ltd	325
142,500	*,e	Nippon Yakin Kogyo Co Ltd	268
116,900		Nissan Chemical Industries Ltd	2,580
320,200	e	Nisshin Steel Holdings Co Ltd	3,967
142,000		Nittetsu Mining Co Ltd	695
248,263		Nitto Denko Corp	20,388
146,921		NOF Corp	1,179
41,284	e	Norbord, Inc	866
2,671,379		Norsk Hydro ASA	11,212
8,220,000	*,e	North Mining Shares Co Ltd	371
362,464	*	Northam Platinum Ltd	1,199
523,773		Northern Star Resources Ltd	897
471,885	*	Novagold Resources, Inc	1,621
14,263		Novolipetsk Steel (GDR)	190
432,488		Novozymes AS	20,548
547,173		Nucor Corp	24,114
905,882		Nufarm Ltd	5,046
420,026		Nuplex Industries Ltd	1,196
1,070,488	*	Nyrstar	3,842
86,450	*,m	Nyrstar (Strip VVPR)	0	^
156,000	*	Ocean Plastics Co Ltd	151
796,086		OceanaGold Corp	1,969
67,714	*,e	OCI NV	1,919
644,143		OJI Paper Co Ltd	2,799
119,000		Okamoto Industries, Inc	445
212,156	e	Olin Corp	5,718
40,853		Olympic Steel, Inc	712
91,094		OM Group, Inc	3,061
58,222		Omnia Holdings Ltd	864
122,873	*	Omnova Solutions, Inc	920
12,333,205		OneSteel Ltd	1,287
105

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
492,324	e	Orica Ltd	$8,081
42,181	*	Orient Cement Ltd	114
545,600		Oriental Union Chemical Corp	423
1,405,786		Orora Ltd	2,265
27,700		Osaka Steel Co Ltd	515
296,209		Osisko Gold Royalties Ltd	3,728
285,434	*,e	Outokumpu Oyj	1,438
1,020,000		Overseas Chinese Town Asia Holdings Ltd	558
95,282	*	Owens-Illinois, Inc	2,186
1,513,490		Oxiana Ltd	4,641
144,507	*,e	Pacific Metals Co Ltd	439
13,800		Pack Corp	276
497,713		Packaging Corp of America	31,102
511,492		Pact Group Holdings Ltd	1,846
161,636	e	Pan American Silver Corp	1,390
111,473		Papeles y Cartones de Europa S.A.	634
848,900	*	Paranapanema S.A.	1,092
52,319		Park Elektrik Madencilik Sanayi Ve Ticaret AS	73
230,422		Petkim Petrokimya Holding	348
431,996	*	Petra Diamonds Ltd	1,011
3,305,763		Petronas Chemicals Group BHD	5,530
76,049		PI Industries Ltd	770
264,041	*,m	Pike River Coal Ltd	0	^
224,117	*	Platform Specialty Products Corp	5,733
274,491		PolyOne Corp	10,752
6,796		Poongsan	266
144,910		Poongsan Corp	3,364
520,919		Portucel Empresa Produtora de Pasta e Papel S.A.	2,010
134,529		POSCO	26,938
59,120		POSCO Refractories & Environment Co Ltd	615
1,374,162		Potash Corp of Saskatchewan	42,556
506,508	e	PPC Ltd	735
1,958,474		PPG Industries, Inc	224,676
376,078		Praxair, Inc	44,960
148,708	*,e	Premier Gold Mines Ltd	288
1,575,100		Press Metal BHD	1,084
110,619	*,e	Pretium Resources, Inc	599
153,535	*	Primero Mining Corp	599
103,835	*	Prism Cement Ltd	178
2,906,500		PT Aneka Tambang Tbk	148
12,184,500	*	PT Hanson International Tbk	676
1,234,900		PT Holcim Indonesia Tbk	139
1,781,920		PT Indocement Tunggal Prakarsa Tbk	2,785
3,848,800	*	PT Krakatau Steel Tbk	98
8,218,300	*	PT Sekawan Intipratama Tbk	119
3,657,589		PT Semen Gresik Persero Tbk	3,286
2,661,657		PT Timah Tbk	141
2,160,100		PT Wijaya Karya Beton Tbk	162
6,024,726		PTT Global Chemical PCL (Foreign)	12,324
21,714		Qatar National Cement Co	714
28,786		Qatari Investors Group	425
36,980		Quaker Chemical Corp	3,285
106

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
38,775		Rallis India Ltd	$146
116,249		Randgold Resources Ltd	7,798
9,550	*	Ratnamani Metals & Tubes Ltd	82
169,686	e	Rayonier Advanced Materials, Inc	2,759
20,100	*	Real Industry, Inc	228
382,000	*	Realord Group Holdings Ltd	174
337,560	e	Regis Resources Ltd	282
155,485		Reliance Steel & Aluminum Co	9,404
211,767		Rengo Co Ltd	878
625,610	*	Rentech, Inc	669
177,499	*,e	Resolute Forest Products	1,997
1,128,616		Rexam plc	9,789
25,531		RHI AG.	635
459,755		Rio Tinto Ltd	19,019
1,689,017		Rio Tinto plc	69,474
615,625	e	Rock-Tenn Co (Class A)	37,061
1,319,200	*	Romarco Minerals, Inc	449
47,666		Rotam Global Agrosciences Ltd	67
80,358	*,e	Royal Bafokeng Platinum Ltd	307
144,936		Royal Gold, Inc	8,927
548,602		RPC Group plc	5,752
778,139		RPM International, Inc	38,105
107,971	*,e	RTI International Metals, Inc	3,403
361,440	*	Rubicon Minerals Corp	376
31,299	*,e	Ryerson Holding Corp	285
17,005		Sa des Ciments Vicat	1,166
192,000		Sakai Chemical Industry Co Ltd	688
89,000		Sakata INX Corp	786
38,499		Salzgitter AG.	1,376
2,450		Sam Kwang Glass Ind Co Ltd	255
61,043		Samsung Fine Chemicals Co Ltd	1,894
355,031		San Fang Chemical Industry Co Ltd	501
125,626	e	Sandfire Resources NL	556
120,156	*,e	Sandstorm Gold Ltd	355
20,862	*	Sansung Life & Science Co Ltd	1,934
141,000		Sanyo Chemical Industries Ltd	991
425,000		Sanyo Special Steel Co Ltd	1,981
827,721	*	Sappi Ltd	2,936
255,294		Satipel Industrial S.A.	596
538,693	*	Schmolz + Bickenbach AG.	478
95,497	e	Schnitzer Steel Industries, Inc (Class A)	1,668
153,936		Schweitzer-Mauduit International, Inc	6,139
142,500		Scientex BHD	260
222,967		Scotts Miracle-Gro Co (Class A)	13,202
38,467	*,e	Seabridge Gold, Inc	236
60,241		Seah Besteel Corp	2,347
1,091		SeAH Holdings Corp	188
13,315		SeAH Steel Corp	824
1,842,996		Sealed Air Corp	94,693
1,714,000		Sekisui Plastics Co Ltd	6,281
263,650	*	SEMAFO, Inc	709
147,020		Semapa-Sociedade de Investimento e Gestao	1,985
107

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
121,028	*,e	Senomyx, Inc	$649
164,290		Sensient Technologies Corp	11,228
1,743,633		Sesa Sterlite Ltd	4,735
583,372		Severstal (GDR)	6,172
2,223,000		Shandong Chenming Paper Holdings Ltd	1,340
2,740,029		Shandong Chenming Paper Holdings Ltd (Class B)	2,043
373,400		Shanghai Chlor-Alkali Chemical Co Ltd	310
160,987		Shanghai Yaohua Pilkington Glass Co Ltd	133
18,464	*	Sharda Cropchem Ltd	96
130,000		Sheen Tai Holdings Grp Co Ltd	100
363,000		Sheng Yu Steel Co Ltd	238
311,247	e	Sherritt International Corp	521
357,984		Sherwin-Williams Co	98,453
233,000	*	Shihlin Paper Corp	256
34,000		Shikoku Chemicals Corp	293
577,437		Shin-Etsu Chemical Co Ltd	35,807
97,800		Shin-Etsu Polymer Co Ltd	465
3,211,032		Shinkong Synthetic Fibers Corp	1,040
58,684		Shiny Chemical Industrial Co Ltd	76
4,758,000	*,e	Shougang Concord International Enterprises Co Ltd	337
1,712,000		Showa Denko KK	2,267
15,544		Shree Cement Ltd	2,768
3,500		Siam Cement PCL	54
446,916		Siam Cement PCL (Foreign)	6,840
1,736,492		Sibanye Gold Ltd	2,781
141,280		Sidi Kerir Petrochemcials Co	233
147,774		Sigma-Aldrich Corp	20,592
1,131,000	*,m	Sijia Group Co	1
1,262		Sika AG.	4,451
134,529		Silgan Holdings, Inc	7,098
76,362	*	Silver Standard Resources, Inc	480
355,187		Silver Wheaton Corp	6,157
257,958	e	Sims Group Ltd	2,063
8,420,000		Sinofert Holdings Ltd	1,929
4,266,798		Sinopec Shanghai Petrochemical Co Ltd	2,308
268,333	*,e	Sirius Resources NL	680
15,331		SK Chemicals Co Ltd	1,022
120,958		SKC Co Ltd	3,982
12,081	*	SKCKOLONPI, Inc	131
804,012		Smurfit Kappa Group plc	22,160
113,276		Sociedad Quimica y Minera de Chile S.A. (Class B)	1,834
5,274		SODIFF Advanced Materials Co Ltd	610
249,478		Solar Applied Materials Technology Co	187
26,587		Solvay S.A.	3,663
119,792		Sonoco Products Co	5,134
221,034		South Valley Cement	141
7,190,645	*	South32 Ltd	9,931
1,462,853	*	South32 Ltd (W/I)	1,977
1,659,384	e	Southern Copper Corp (NY)	48,802
210,041	*,e	Ssab Svenskt Stal AB (Series A)	1,097
181,229	*,e	Ssab Svenskt Stal AB (Series B)	808
81,238	*	Ssangyong Cement Industrial Co Ltd	1,157
108

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,722,291	e	Steel Dynamics, Inc	$35,677
62,800		Stella-Jones, Inc	2,088
94,026		Stepan Co	5,088
398,959	*	Stillwater Mining Co	4,624
5,251		STO AG.	824
644,839	e	Stora Enso Oyj (R Shares)	6,645
1,243,221		Sumitomo Bakelite Co Ltd	5,632
2,185,511		Sumitomo Chemical Co Ltd	13,131
1,095,437		Sumitomo Metal Mining Co Ltd	16,660
603,193		Sumitomo Osaka Cement Co Ltd	2,231
81,000		Sumitomo Seika Chemicals Co Ltd	532
17,812	e	Sumitomo Titanium Corp	478
66,318	*	Summit Materials, Inc	1,691
369,200		SunCoke Energy, Inc	4,800
4,450,000	*,e,m	Superb Summit International Group Ltd	729
887,600	*	Superblock PCL	48
6,439,100	*	Superblock PCL-Foreign	350
33,326		Supreme Industries Ltd	353
392,356		Suzano Papel e Celulose S.A.	2,087
442,000		Swancor Ind Co Ltd	4,546
163,510		Symrise AG.	10,155
270,407		Syngenta AG.	110,332
88,736		Syngenta AG. (ADR)	7,242
1,209,801		Synthos S.A.	1,496
121,485	*	Syrah Resources Ltd	350
286,800		Ta Ann Holdings BHD	289
1,834,320		TA Chen Stainless Pipe	944
676		Taekwang Industrial Co Ltd	823
608,713	e	Tahoe Resources, Inc	7,384
164,387		Tahoe Resources, Inc (Toronto)	1,993
1,539,516		Taiheiyo Cement Corp	4,502
8,913,290		Taiwan Cement Corp	11,253
1,007,960		Taiwan Fertilizer Co Ltd	1,667
245,725		Taiwan Hon Chuan Enterprise Co Ltd	482
425,329		Taiwan Styrene Monomer	207
15,900		Taiyo Ink Manufacturing Co Ltd	665
245,133	e	Taiyo Nippon Sanso Corp	2,967
68,000		Takasago International Corp	284
39,000		Takiron Co Ltd	173
318,814		Tata Steel Ltd	1,521
1,332,000	e	TCC International Holdings Ltd	402
8,479		Technosemichem Co Ltd	371
1,018,553		Teck Cominco Ltd	10,096
8,460,018		Teijin Ltd	32,829
25,641		Ten Cate NV	529
36,800		Tenma Corp	633
30,366	*	Tessenderlo Chemie NV	1,170
253,038	e	TFS Corp Ltd	312
211,426	*,e	Thompson Creek Metals Co, Inc (Toronto)	173
317,275		Thye Ming Industrial Co Ltd	363
489,988		ThyssenKrupp AG.	12,747
13,576,000	e	Tiangong International Co Ltd	2,185
109

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
113,918	e	TimkenSteel Corp	$3,075
51,901		Titan Cement Co S.A.	1,177
115,000		Toagosei Co Ltd	958
31,600	*,e	Toho Titanium Co Ltd	364
142,000		Toho Zinc Co Ltd	445
635,000		Tokai Carbon Co Ltd	1,991
1,281,000	e	Tokuyama Corp	2,467
72,000		Tokyo Ohka Kogyo Co Ltd	2,042
129,796	*,e	Tokyo Rope Manufacturing Co Ltd	240
99,100		Tokyo Steel Manufacturing Co Ltd	729
660,750		Ton Yi Industrial Corp	414
23,129	*	Tongyang Cement & Energy Corp	125
318,000		Topy Industries Ltd	813
341,572		Toray Industries, Inc	2,887
1,005,000		Tosoh Corp	6,245
625,000		Toyo Ink Manufacturing Co Ltd	2,504
39,800		Toyo Kohan Co Ltd	197
118,241		Toyo Seikan Kaisha Ltd	1,897
1,789,676		Toyobo Co Ltd	2,851
83,597	*,e	Trecora Resources	1,262
68,636		Tredegar Corp	1,518
158,719	*,e	Trinseo S.A.	4,260
264,321		Tronox Ltd	3,867
575,412		TSRC Corp	543
102,585	e	Tubacex S.A.	293
105,984	e	Tubos Reunidos S.A.	169
1,482,900		Tung Ho Steel Enterprise Corp	1,084
1,641,326	*	Turquoise Hill Resources Ltd	6,242
2,253,647		UBE Industries Ltd	4,251
5,159	*,e	UFP Technologies, Inc	108
60,459		Ultra Tech Cement Ltd	2,840
22,605		Umicore	1,073
10,997		Unid Co Ltd	667
297,835		United Phosphorus Ltd	2,501
5,964		United States Lime & Minerals, Inc	347
366,827	e	United States Steel Corp	7,564
324,040		Universal Cement Corp	283
6,564	*,e	Universal Stainless & Alloy	129
624,532		UPC Technology Corp	211
2,251,552		UPM-Kymmene Oyj	39,843
315,477		Uralkali (GDR)	4,049
52,614	*	US Concrete, Inc	1,994
724,870		USI Corp	305
386,082		Usinas Siderurgicas de Minas Gerais S.A. (Preference)	512
1,918,307		Vale S.A.	11,285
2,858,050		Vale S.A. (Preference)	14,322
39,058		Valhi, Inc	221
54,990		Valspar Corp	4,499
79,502	e	Vedanta Resources plc	649
441		Vetropack Holding AG.	746
226,845		Victrex plc	6,876
10,921	*	Vinati Organics Ltd	90
110

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
235,159	e	Voestalpine AG.	$9,801
73,865	e	Vulcan Materials Co	6,199
351,298	e	Wacker Chemie AG.	36,297
118,964		Wausau Paper Corp	1,092
1,978,000	e	West China Cement Ltd	382
214,952		West Fraser Timber Co Ltd	11,811
206,486	e	Western Areas NL	514
1,240,509		Western Forest Products, Inc	2,215
423,718		Westlake Chemical Corp	29,063
5,622	*	WHX Corp	195
154,946	*	Worthington Industries, Inc	4,658
1,016,095	*	WR Grace & Co	101,914
723,000	*	Xinjiang Xinxin Mining Industry Co Ltd	143
1,363,038		Yamana Gold, Inc	4,103
38,561		Yamato Kogyo Co Ltd	901
307,916		Yara International ASA	16,045
50,391		Yeong Guan Energy Technology Group Co Ltd	366
1,258,000		Yeun Chyang Industrial Co Ltd	946
947,803		Yieh Phui Enterprise	268
1,086,270		Yingde Gases	747
542,000		Yip’s Chemical Holdings Ltd	296
110,000		Yodogawa Steel Works Ltd	480
5,939		Youlchon Chemical Co Ltd	66
88,660		Youyuan International Holdings Ltd	21
1,459,285		Yuen Foong Yu Paper Manufacturing Co Ltd	535
722,436		Yule Catto & Co plc	3,537
155,000		Yung Chi Paint & Varnish Manufacturing Co Ltd	417
37,313		Zaklady Azotowe w Tarnowie-Moscicach S.A.	820
317,512		Zeon Corp	2,928
858,000	e	Zhaojin Mining Industry Co Ltd	536
20,155		Zignago Vetro S.p.A.	118
22,062,220	e	Zijin Mining Group Co Ltd	7,766
		TOTAL MATERIALS	5,993,010

MEDIA - 3.4%
1,779,550		ABS-CBN Holdings Corp (ADR)	2,474
25,500	e	Adways, Inc	220
67,305	e	AH Belo Corp (Class A)	377
166,406		Aimia, Inc	1,812
6,000,000	*,e	Alibaba Pictures Group Ltd	2,324
122,004	*	Altice S.A.	16,805
75,912		AMC Entertainment Holdings, Inc	2,329
706,308	*	AMC Networks, Inc	57,811
66,452		Antena 3 de Television S.A.	1,033
1,946,098	*	APN News & Media Ltd	1,063
103,500		Asatsu-DK, Inc	2,449
8,120,500		Asian Pay Television Trust	5,125
2,863,445		Astro Malaysia Holdings BHD	2,337
34,359		Avex Group Holdings, Inc	603
46,151		Axel Springer AG.	2,424
1,213,223		BEC World PCL (Foreign)	1,343
119,801	*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS	85
111

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
74,002	e	Borussia Dortmund GmbH & Co KGaA	$279
715,154	e	Cablevision Systems Corp (Class A)	17,121
23,184	e	Cairo Communication S.p.A.	121
67,264	*	Carmike Cinemas, Inc	1,785
2,312,601		CBS Corp (Class B)	128,349
68,462	*	Central European Media Enterprises Ltd (Class A)	138
196,591	*,e	Central European Media Enterprises Ltd (Class A) (NASDAQ)	429
217,229	*,e	Charter Communications, Inc	37,200
77,055	*	Cheil Communications, Inc	1,193
103,085	*,e	Cinedigm Corp	73
256,137		Cinemark Holdings, Inc	10,289
62,160	e	Cineplex Galaxy Income Fund	2,340
244,199		Cineworld Group plc	1,767
434,000	*	City Telecom (HK) Ltd	126
27,832		CJ CGV Co Ltd	3,190
24,764	*	CJ E&M Corp	1,738
28,983		CJ Hellovision Co Ltd	333
40,438		Clear Channel Outdoor Holdings, Inc (Class A)	410
58,516		Cogeco Cable, Inc	3,384
10,563,223		Comcast Corp (Class A)	635,272
358,173		Comcast Corp (Special Class A)	21,469
169,382	*,e	Corus Entertainment, Inc	2,261
121,273	*	Crown Media Holdings, Inc (Class A)	548
42,614		CTS Eventim AG.	1,554
421,675	*,e	Cumulus Media, Inc (Class A)	856
108,000		CyberAgent, Inc	5,124
138,606		Cyfrowy Polsat S.A.	871
48,400		Daiichikosho Co Ltd	1,703
3,635	*,e	Daily Journal Corp	714
593,537		Daily Mail & General Trust	8,661
15,490	*	DEN Networks Ltd	34
237,855		Dentsu, Inc	12,305
1,027,755	*	DIRECTV	95,365
266,564	*,e	Discovery Communications, Inc (Class A)	8,866
626,644	*	Discovery Communications, Inc (Class C)	19,476
960,687	*	DISH Network Corp (Class A)	65,048
231,686	*,e	DreamWorks Animation SKG, Inc (Class A)	6,112
4,418,500		E for L Aim PCL	164
66,246	*	Entercom Communications Corp (Class A)	757
543,920		Entertainment One Ltd	3,041
233,585		Entravision Communications Corp (Class A)	1,922
797,757	*,e	Eros International plc	20,040
4,000,000	*	eSun Holdings Ltd	578
34,988		Eutelsat Communications	1,130
205,254		EW Scripps Co (Class A)	4,690
4,533		Fenerbahce Sportif Hizmetleri Sanayi ve Ticaret AS	68
354,000		Fuji Television Network, Inc	4,697
192,340	*	Gannett Co, Inc	2,691
668,238		Gestevision Telecinco S.A.	8,773
122,746	*,e	Global Eagle Entertainment, Inc	1,598
171,641	*	Gray Television, Inc	2,691
112

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
4,895,712	e	Grupo Televisa S.A.	$38,035
117,315	*,e	Gruppo Editoriale L’Espresso S.p.A.	121
376,601		Hakuhodo DY Holdings, Inc	4,028
199,198		Harte-Hanks, Inc	1,187
164,704		Havas S.A.	1,375
34,797	*,e	Hemisphere Media Group, Inc	414
25,822		Hyundai Hy Communications & Network Co	102
412,727	*	IBN18 Broadcast Ltd	239
185,179	*,e	Imax Corp	7,457
739,849		Informa plc	6,354
4,065,306		Interpublic Group of Cos, Inc	78,338
95,153	e	IPSOS	2,459
238,987		ITE Group plc	642
9,625,146		ITV plc	39,823
142,654		Jagran Prakashan Ltd	265
622,645	*,e	JC Decaux S.A.	26,038
2,575,448		John Fairfax Holdings Ltd	1,617
87,136		John Wiley & Sons, Inc (Class A)	4,738
63,137		Journal Media Group, Inc	523
431,999	*,e	Juventus Football Club S.p.A.	128
4,177	*	Kabel Deutschland Holding AG.	559
48,632	*	Kadokawa Dwango Corp	631
14,631		Kinepolis Group NV	573
20,043		KT Skylife Co Ltd	364
57,067		Lagardere S.C.A.	1,670
164,126	*,e	Lee Enterprises, Inc	547
45,417	*,e	Liberty Broadband Corp (Class A)	2,315
108,340	*	Liberty Broadband Corp (Class C)	5,543
105,747	*	Liberty Global plc	5,354
469,894	*,e	Liberty Global plc (Class A)	25,407
165,021	*	Liberty Media Corp	5,947
334,274	*	Liberty Media Corp (Class C)	12,000
545,165	e	Lions Gate Entertainment Corp	20,198
372,368	*	Live Nation, Inc	10,236
12,409		Loen Entertainment, Inc	895
33,865	*	Loral Space & Communications, Inc	2,138
171,764		M6-Metropole Television	3,345
144,336	*	Madison Square Garden, Inc	12,051
1,482,300		Major Cineplex Group PCL-Foreign	1,477
81,413	*	Martha Stewart Living Omnimedia, Inc (Class A)	508
274,467	*,e	McClatchy Co (Class A)	296
363,548	e	MDC Partners, Inc	7,162
264,902	*,e	Media General, Inc	4,376
1,707,800		Media Prima BHD	661
2,973,472		Mediaset S.p.A.	14,315
2,640,000	*	Mei Ah Entertainment Group Ltd	472
121,594	e	Meredith Corp	6,341
54,737		Modern Times Group AB (B Shares)	1,469
79,901		Morningstar, Inc	6,356
204,700		Multiplus S.A.	2,469
821,169		Naspers Ltd (N Shares)	127,695
209,585		National CineMedia, Inc	3,345
113

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
267,888		New Media Investment Group, Inc	$4,803
379,496	e	New York Times Co (Class A)	5,180
119,760	*	News Corp	1,747
28,101	*	News Corp (Class B)	400
85,173		Nexstar Broadcasting Group, Inc (Class A)	4,770
54,900		Next Co Ltd	385
8,406		NextRadioTV	264
652,371		Nine Entertainment Co Holdings Ltd	779
83,616	*	Numericable SAS	4,432
217,633		Omnicom Group, Inc	15,123
607,476		Pearson plc	11,502
1,182,000	e	Phoenix Satellite Television Holdings Ltd	398
966,100	*	Plan B Media PCL	160
77,600	*,e	Poly Culture Group Corp Ltd	308
281,558	*	Premiere AG.	2,118
51,714	*,e	Promotora de Informaciones S.A.	458
839,490		ProSiebenSat. Media AG.	41,466
10,000		Proto Corp	161
39,982,800		PT Bhakti Investama Tbk	795
7,172,534		PT Global MediaCom Tbk	628
5,127,063		PT Media Nusantara Citra Tbk	745
177,860		PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A.	1,426
5,183,875		PT Surya Citra Media Tbk	1,116
6,492,500	*	PT Visi Media Asia Tbk	219
123,915		Publicis Groupe S.A.	9,185
16,731		PVR Ltd	167
105,153	e	Quebecor, Inc	2,628
18,992	*,e	Radio One, Inc	60
89,947	g	RAI Way S.p.A	431
227,728	*,e	RCS MediaGroup S.p.A.	288
159,422	e	REA Group Ltd	4,809
11,071	*,e	ReachLocal, Inc	35
50,308	*	Reading International, Inc	697
2,666,074		Reed Elsevier NV	63,414
3,166,083		Reed Elsevier plc	51,451
82,729	e	Regal Entertainment Group (Class A)	1,730
186,008	*,e	Rentrak Corp	12,983
137,960		Rightmove plc	7,099
407,000		RS PCL	163
269,778		RTL Group	24,388
12,581		Saga Communications, Inc	476
9,589	e	Salem Communications	61
80,594	e	Sanoma-WSOY Oyj	418
36,431		SBS Media Holdings Co Ltd	131
74,577	e	Schibsted ASA	2,310
74,577	*	Schibsted ASA (B Shares)	2,254
71,632	e	Scholastic Corp	3,161
253,667	e	Scripps Networks Interactive (Class A)	16,582
446,632		SES Global S.A.	15,015
127,319	*,e	SFX Entertainment, Inc	572
737,165	e	Shaw Communications, Inc (B Shares)	16,054
114

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
85,000		Shochiku Co Ltd	$761
190,847	e	Sinclair Broadcast Group, Inc (Class A)	5,327
1,171,401	e	Singapore Press Holdings Ltd	3,547
262,000	e	SinoMedia Holding Ltd	151
30,381		Sirius XM Canada Holdings, Inc	130
6,290,944	*	Sirius XM Holdings, Inc	23,465
61,072	*	Sizmek, Inc	434
1,769,467	e	Sky Network Television Ltd	7,204
249,800		Sky Perfect Jsat Corp	1,341
13,020,382		Sky plc	212,071
15,261	*	SM Entertainment Co	440
1,960,000		SMI Holdings Group Ltd	271
209,400		Smiles S.A.	3,549
892,635		Societe Television Francaise 1	15,357
1,056,525	*,e	Solocal Group	527
1,635,473		Southern Cross Media Group	1,222
267,800		Star Publications Malaysia BHD	175
581,975	*	Starz-Liberty Capital	26,026
81,468	e	Stroer Out-of-Home Media AG.	3,806
212,446		TEGNA, Inc	6,813
66,747	*	Telenet Group Holding NV	3,632
2,560,043	e	Television Broadcasts Ltd	15,192
1,648,781	*,e	Ten Network Holdings Ltd	241
570,441	e	Thomson Corp	21,717
486,597	e	Thomson Corp (Toronto)	18,529
769,542	e	Time Warner Cable, Inc	137,109
4,327,722		Time Warner, Inc	378,286
401,287		Time, Inc	9,234
176,600	e	Toei Animation Co Ltd	5,944
814,885		Toei Co Ltd	5,803
82,723		Toho Co Ltd	2,057
138,200		Tohokushinsha Film Corp	1,125
175,400		Tokyo Broadcasting System, Inc	2,420
1,104,000	*	Tom Group Ltd	259
18,307	*,e	Townsquare Media, Inc	249
618,234		Tribune Co	33,008
78,022		Tribune Publishing Co	1,212
481,685		Trinity Mirror plc	1,135
71,900		TV Asahi Corp	1,207
1,209,763	e	TV Azteca S.A. de C.V.	289
264,972		TVN S.A.	1,352
3,137,408	e	Twenty-First Century Fox, Inc	102,107
611,641		Twenty-First Century Fox, Inc (Class B)	19,707
1,293,233		United Business Media Ltd	10,866
109,146	*	Usen Corp	314
2,183,000		VGI Global Media PCL	322
8,693		Viacom, Inc	564
2,094,273		Viacom, Inc (Class B)	135,374
442,925	*	Videocon d2h Ltd (ADR)	5,585
73,256	e	Village Roadshow Ltd	357
2,421,600	*,e	Viva China Holdings Ltd	374
672,671	e	Vivendi Universal S.A.	17,057
115

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
6,572,661		Walt Disney Co	$750,204
1,171,714	e	West Australian Newspapers Holdings Ltd	920
2,854,000	e	Wisdom Holdings Group	2,241
137,188		Wolters Kluwer NV	4,083
15,632	*	Woongjin Thinkbig Co Ltd	132
87,000		Workpoint Entertainment PCL	102
83,846	e	World Wrestling Entertainment, Inc (Class A)	1,383
5,500	*	Wowow, Inc	170
3,342,796		WPP plc	75,033
25,087	*	Yellow Pages Ltd	374
7,987		YG Entertainment, Inc	343
462,098	*	Zee Entertainment Enterprises Ltd	772
731,027		ZEE Telefilms Ltd	4,219
26,600		Zenrin Co Ltd	348
		TOTAL MEDIA	4,172,069

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.2%
17,800	*,e	3-D Matrix Ltd	207
14,393	*,e	AB Science S.A.	219
7,195,639		AbbVie, Inc	483,475
203,420		Abcam plc	1,657
26,056	*	Abeona Therapeutics, Inc	132
46,873	*,e	Ablynx NV	576
231,665	*,e	Acadia Pharmaceuticals, Inc	9,702
64,937	*,e	Accelerate Diagnostics, Inc	1,676
56,919	*	Acceleron Pharma, Inc	1,801
64,632	*,e	AcelRx Pharmaceuticals, Inc	274
16,164	*,e	Achaogen, Inc	97
435,175	*,e	Achillion Pharmaceuticals, Inc	3,856
158,681	*,e	Acorda Therapeutics, Inc	5,289
98,561		Actelion Ltd	14,434
114,561	*,e	Actinium Pharmaceuticals, Inc	304
14,704	*	Adamas Pharmaceuticals, Inc	386
40,029	*,e	Adcock Ingram Holdings Ltd	166
128,000	*	Adimmune Corp	87
2,585	*	Adocia	194
4,935	*	Aduro Biotech, Inc	150
80,907	*	Advaxis, Inc	1,645
83,088	*,e	Aegerion Pharmaceuticals, Inc	1,576
74,167	*,e	Aerie Pharmaceuticals, Inc	1,309
33,433	*	Affimed NV	450
309,848	*,e	Affymetrix, Inc	3,384
353,736	*,e	Agenus, Inc	3,053
36,909	*	Agile Therapeutics, Inc	317
1,673,621		Agilent Technologies, Inc	64,568
77,529	*,e	Agios Pharmaceuticals, Inc	8,617
20,328		Ajanta Pharma Ltd	501
71,413	*,e	Akebia Therapeutics, Inc	735
271,493	*,e	Akorn, Inc	11,853
69,343	*,e	Albany Molecular Research, Inc	1,402
54,762	*,e	Alder Biopharmaceuticals, Inc	2,901
87,362		Alembic Pharmaceuticals Ltd	909
116

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,230,346	*	Alexion Pharmaceuticals, Inc	$222,410
76,196	*,e	Alimera Sciences, Inc	351
5,904	e	ALK-Abello AS	688
273,003	*,e	Alkermes plc	17,565
1,955,187	*	Allergan plc	593,321
266,249	*	Alnylam Pharmaceuticals, Inc	31,915
85,164	*,e	AMAG Pharmaceuticals, Inc	5,881
2,134,148		Amgen, Inc	327,634
5,575		Amicogen, Inc	599
257,316	*	Amicus Therapeutics, Inc	3,641
51,348	*,e	Amphastar Pharmaceuticals, Inc	903
107,566	*,e	Ampio Pharmaceuticals, Inc	255
162,120	*	Anacor Pharmaceuticals, Inc	12,553
31,016	*,e	ANI Pharmaceuticals, Inc	1,925
161,313	*	Anthera Pharmaceuticals, Inc	1,390
14,866	*,e	Applied Genetic Technologies Corp	228
79,981	*	Aratana Therapeutics, Inc	1,209
42,339	*,e	Ardelyx, Inc	676
952,047	*,e	Arena Pharmaceuticals, Inc	4,417
696,694	*,e	Ariad Pharmaceuticals, Inc	5,762
469,346	*,e	Array Biopharma, Inc	3,384
234,552	*,e	Arrowhead Research Corp	1,677
136,683		Ascendis Health Ltd	163
21,500		ASKA Pharmaceutical Co Ltd	236
447,886		Aspen Pharmacare Holdings Ltd	13,245
19,262	*	Assembly Biosciences, Inc	371
2,339,403		Astellas Pharma, Inc	33,327
4,050	*	Asterias Biotherapeutics, Inc	19
5,855	*	AstraZeneca Pharma India Ltd	110
1,419,940		AstraZeneca plc	89,868
134,400		AstraZeneca plc (ADR)	8,563
54,610	*,e	Atara Biotherapeutics, Inc	2,881
37,994	*	aTyr Pharma, Inc	704
315,474		Aurobindo Pharma Ltd	7,190
65,652	*,e	Avalanche Biotechnologies, Inc	1,066
9,397	*	Basilea Pharmaceutica	1,180
56,095	*	Bavarian Nordic AS	2,613
1,393,606		Bayer AG.	195,161
230,000		Beijing Tong Ren Tang Chinese Medicine Co Ltd	368
21,465	*,e	Bellicum Pharmaceuticals, Inc	457
18,046	*	Binex Co Ltd	309
133,862		Biocon Ltd	968
296,990	*,e	BioCryst Pharmaceuticals, Inc	4,434
116,935	*,e	BioDelivery Sciences International, Inc	931
28,500		Biogaia AB (B Shares)	846
1,053,093	*,n	Biogen Idec, Inc	425,386
907,935	*	BioMarin Pharmaceuticals, Inc	124,187
48,098	*,e	Bio-Path Holdings, Inc	55
73,483	*	Bio-Rad Laboratories, Inc (Class A)	11,067
25,081	*	Biospecifics Technologies Corp	1,294
97,543		Bio-Techne Corp	9,605
2,067		Biotest AG.	161
117

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
6,685		Biotest AG. (Preference)	$505
142,584	*,e	BioTime, Inc	518
155,405	*	Biovail Corp	34,523
1,597,983	*	Biovitrum AB	21,190
68,957	*,e	Bluebird Bio, Inc	11,610
45,364	*	Blueprint Medicines Corp	1,202
16,562		Boiron S.A.	1,625
18,534		Boryung Pharmaceutical Co Ltd	1,167
4,729,591		Bristol-Myers Squibb Co	314,707
272,003	*	Bruker BioSciences Corp	5,552
376,597	*	BTG plc	3,714
47,447		Bukwang Pharmaceutical Co Ltd	1,432
60,310	*,e	Caladrius Biosciences, Inc	113
27,981	*,e	Calithera Biosciences, Inc	200
195,376	*	Cambrex Corp	8,585
86,028	*,e	Cara Therapeutics Inc	1,045
55,209	*	Carbylan Therapeutics, Inc	395
209,901	*	Catalent, Inc	6,156
95,369	*	Catalyst Pharmaceuticals, Inc	394
4,002,060	*	Celgene Corp	463,178
5,338		Cell Biotech Co Ltd	313
317,401	*,e	Celldex Therapeutics, Inc	8,005
15,489	*,e	Cellectis S.A.	559
8,609	*	Celltrion Pharm Inc	127
199,127	*,e	Celltrion, Inc	13,927
11,827	*	Cellular Biomedicine Group, Inc	444
94,659	*	Cempra, Inc	3,252
111,350	*	Center Laboratories, Inc	251
215,376	*	Cepheid, Inc	13,170
107,832	*	Charles River Laboratories International, Inc	7,585
81,299	*,e	ChemoCentryx, Inc	669
110,326	*	Chimerix, Inc	5,097
10,235,300	e,m	China Animal Healthcare Ltd	3,433
740,000	*	China Grand Pharmaceutical and Healthcare Holdings Ltd	206
1,812,000		China Medical System Holdings Ltd	2,539
16,255,000	*,e	China Regenerative Medicine International Ltd	1,174
736,000		China Shineway Pharmaceutical Group Ltd	1,099
34,451		Chong Kun Dang Pharmaceutical Corp	2,793
6,754		Choongwae Pharma Corp	243
218,200		Chugai Pharmaceutical Co Ltd	7,526
29,487	*	Cidara Therapeutics, Inc	413
756,966		Cipla Ltd	7,309
3,024,000		CK Life Sciences International Holdings, Inc	327
183,160		Clinigen Group plc	1,801
80,756	*,e	Clovis Oncology, Inc	7,097
8,800	e	CMIC Co Ltd	123
741,809	*,e	Coherus Biosciences, Inc	21,438
2,296	*	Collegium Pharmaceutical, Inc	41
4,854	*	Concert Pharmaceuticals Inc	72
18,349		Concordia Healthcare Corp	1,326
315,000	e	Consun Pharmaceutical Group Ltd	227
163,409	*,e	Corcept Therapeutics, Inc	982
118

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
16,676	*	Corium International, Inc	$228
75,434	*	CorMedix, Inc	293
4,978	*	Cosmo Pharmaceuticals S.A.	862
814,951		CSL Ltd	54,330
4,728,777		CSPC Pharmaceutical Group Ltd	4,669
12,872	*	CTC BIO, Inc	260
669,089	*,e	CTI BioPharma Corp	1,305
240,727	*	Curis, Inc	797
168,246	*,e	Cytokinetics, Inc	1,131
900,652	*,e	Cytori Therapeutics, Inc	502
165,367	*,e	CytRx Corp	615
7,535	*	Daehan New Pharm Co Ltd	199
2,314		Daewoong Co Ltd	207
4,091		Daewoong Pharmaceutical Co Ltd	465
993,180		Daiichi Sankyo Co Ltd	18,354
348,423	e	Dainippon Sumitomo Pharma Co Ltd	3,840
908,000	e	Dawnrays Pharmaceutical Holdings Ltd	784
258,736	*,e	Depomed, Inc	5,552
26,038	*,e	Dermira, Inc	457
48,517	*	Dicerna Pharmaceuticals Inc	677
53,246		Divi S Laboratories Ltd	1,572
1,787		Dong-A Pharmaceutical Co Ltd	325
3,552		Dong-A ST Co Ltd	472
12,283		DongKook Pharmaceutical Co Ltd	637
195,458		Dr Reddy’s Laboratories Ltd	10,881
150,580	*	Durect Corp	360
492,073	*	Dyax Corp	13,040
77,813	*,e	Dynavax Technologies Corp	1,823
25,564	*	Eagle Pharmaceuticals, Inc	2,067
11,253	*,e	Egalet Corp	162
231,121		Eisai Co Ltd	15,495
12,009	*,e	Eleven Biotheraputics Inc	34
4,621,635	n	Eli Lilly & Co	385,860
102,805	*	Emergent Biosolutions, Inc	3,387
57,210	*,e	Enanta Pharmaceuticals, Inc	2,574
928,183	*	Endo International plc	73,930
103,292	*,e	Endocyte, Inc	536
171,052	*,e	Enzo Biochem, Inc	518
77,749	*,e	Epizyme, Inc	1,866
24,400		EPS Co Ltd	296
33,511	*,e	Esperion Thereapeutics, Inc	2,740
19,642	e	Eurofins Scientific	5,980
240,655	*,e	Evola Holding S.A.	422
102,971	*,e	Evotec AG.	408
241,124	*,e	Exact Sciences Corp	7,171
537,392	*,e	Exelixis, Inc	2,021
11,052	*	Faes Farma S.A.	29
631,177		Faes Farma S.A. (Sigma)	1,630
86,030		FDC Ltd	202
59,408	*	Fibrocell Science, Inc	313
203,962	*,e	FibroGen, Inc	4,793
129,555	*	Five Prime Therapeutics, Inc	3,218
119

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
6,398	*,e	Flex Pharma, Inc	$110
20,607	*	Flexion Therapeutics Inc	451
81,194	*,e	Fluidigm Corp	1,965
46,211	*	Foamix Pharmaceuticals Ltd	474
60,758	*,e	Foundation Medicine, Inc	2,056
44,000		Fuji Pharma Co Ltd	800
32,113	*,e	Galapagos NV	1,639
20,798	*,e	Galectin Therapeutics, Inc	57
422,737	*,e	Galena Biopharma, Inc	719
3,677	*	Genexine Co Ltd	387
18,752	*,e	Genfit	731
50,765	*	Genmab AS	4,412
47,849	*,e	Genocea Biosciences Inc	657
47,676	*,e	Genomic Health, Inc	1,325
2,431,000	*,e	Genomma Lab Internacional S.A. de C.V.	2,421
87,415		Genus plc	1,960
580,202	*,e	Geron Corp	2,483
30,613		Gerresheimer AG.	1,907
5,671,398		Gilead Sciences, Inc	664,007
7,558,330		GlaxoSmithKline plc	157,152
100,000	*	GNI Group Ltd	207
15,935		Green Cross Corp	3,661
56,828		Green Cross Holdings Corp	2,540
207,022	e	Grifols S.A.	8,360
209,958	*	GW Pharmaceuticals plc	2,149
1,271,679	*,e	H Lundbeck AS	24,468
383,270	*,e	Halozyme Therapeutics, Inc	8,654
10,632	*	Hanmi Holdings Co Ltd	1,258
5,536	*	Hanmi Pharm Co Ltd	2,310
88,204	*	Harvard Bioscience, Inc	503
81,979	*,e	Heron Therapeutics, Inc	2,554
13,332	*	Heska Corp	396
398,342		Hikma Pharmaceuticals plc	12,100
232,313		Hisamitsu Pharmaceutical Co, Inc	9,018
155,794	*,e	Horizon Pharma plc	5,412
130,628	*	Hospira, Inc	11,588
8,328,062	e	Hua Han Bio-Pharmaceutical Holdings Ltd	1,556
3,472	*	Humedix Co Ltd	335
6,599		Huons Co Ltd	647
236,905	*,e	Idera Pharmaceuticals, Inc	879
90,473	*,e	IGI Laboratories, Inc	570
77,711	*	Ignyta, Inc	1,173
70,105		Il Dong Pharmaceutical Co Ltd	2,087
673,745	*	Illumina, Inc	147,119
11,305		Ilyang Pharmaceutical Co Ltd	781
24,412	*,e	Immune Design Corp	504
262,001	*,e	Immunogen, Inc	3,768
231,531	*,e	Immunomedics, Inc	940
220,531	*,e	Impax Laboratories, Inc	10,127
124,163	*	INC Research Holdings, Inc	4,981
427,814	*	Incyte Corp	44,582
2,383,499	*	Indivior plc	8,419
120

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
19,038	*	Indoco Remedies Ltd	$108
336,070	*,e	Infinity Pharmaceuticals, Inc	3,680
40,560	*	Innate Pharma S.A.	593
185,484	*,e	Inovio Pharmaceuticals, Inc	1,514
208,480	*	Insmed, Inc	5,091
341,469	*,e	Insys Therapeutics, Inc	12,266
67,277	*,e	Intercept Pharmaceuticals, Inc	16,239
45,388	*	Intersect ENT, Inc	1,299
57,751	*,e	Intra-Cellular Therapies, Inc	1,845
180,563	*,e	Intrexon Corp	8,811
10,499	*	iNtRON Biotechnology, Inc	511
20,743	*,e	Invitae Corp	309
336,357		Ipsen	18,644
338,007	*,e	Ironwood Pharmaceuticals, Inc	4,076
249,694	*,e	Isis Pharmaceuticals, Inc	14,370
18,000	*	Japan Tissue Engineering Co Lt	206
312,828	*	Jazz Pharmaceuticals plc	55,080
12,200		JCR Pharmaceuticals Co Ltd	297
15,207		Jeil Pharmaceutical Co	566
8,673,352		Johnson & Johnson	845,305
20,646	*,e	Juno Therapeutics, Inc	1,101
170,521		Kaken Pharmaceutical Co Ltd	5,953
59,793	*,e	Karyopharm Therapeutics, Inc	1,627
286,673	*,e	Keryx Biopharmaceuticals, Inc	2,861
10,969	*,e	Kindred Biosciences Inc	75
97,800		Kissei Pharmaceutical Co Ltd	2,482
106,508	*,e	Kite Pharma, Inc	6,494
69,045	*	Knight Therapeutics, Inc	370
3,916		Kolon Life Science, Inc	765
28,837	*	Komipharm International Co Ltd	680
170,557		Kwang Dong Pharmaceutical Co Ltd	2,512
134,836		Kyorin Co Ltd	2,749
366,091		Kyowa Hakko Kogyo Co Ltd	4,784
67,467	*,e	KYTHERA Biopharmaceuticals, Inc	5,081
14,796		Kyungdong Pharm Co Ltd	364
10,316	*	La Jolla Pharmaceutical Co	253
356,592		Laboratorios Almirall S.A.	7,068
13,744	e	Laboratorios Farmaceuticos Rovi S.A	214
148,335	*,e	Lannett Co, Inc	8,817
215,500	e	Lee’s Pharmaceutical Holdings Ltd	358
111,682	*,e	Lexicon Pharmaceuticals, Inc	899
10,369	*	LG Life Sciences Ltd	653
59,664	*,e	Ligand Pharmaceuticals, Inc (Class B)	6,020
98,863	*	Lion Biotechnologies, Inc	907
130,900		Livzon Pharmaceutical Group, Inc	918
408,643		Lonza Group AG.	54,621
77,000	*	Lotus Pharmaceutical Co Ltd	182
19,535	*,e	Loxo Oncology, Inc	352
119,070	*	Luminex Corp	2,055
415,901		Lupin Ltd	12,308
1,600,000	*,e	Luye Pharma Group Ltd	1,710
7,119	*	Macrogen, Inc	247
121

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
95,921	*	MacroGenics, Inc	$3,642
659,487	*	Mallinckrodt plc	77,635
877,195	*,e	MannKind Corp	4,991
588,455		Marksans Pharma Ltd	587
581,714	*	Mayne Pharma Group Ltd	441
715,952		Meda AB (A Shares)	9,963
41,210	*	Medgenics, Inc	253
252,064	*	Medicines Co	7,212
83,918	*	Medigen Biotechnology Corp	265
296,275	*	Medivation, Inc	33,835
22,725	*	Medivir AB	193
11,705		Medy-Tox, Inc	5,840
259,100		Mega Lifesciences PCL	143
10,598,879		Merck & Co, Inc	603,394
413,174		Merck KGaA	41,189
2,413,815	*,e	Merrimack Pharmaceuticals, Inc	29,847
190,038	*,e	Mesoblast Ltd	550
118,604	*	Mettler-Toledo International, Inc	40,499
294,519	*,e	MiMedx Group, Inc	3,413
26,431	*,e	Mirati Therapeutics, Inc	832
21,700		Mochida Pharmaceutical Co Ltd	1,228
5,567	*	Molecular Partners AG.	209
144,044	*,e	Momenta Pharmaceuticals, Inc	3,286
97,456	*	Morphosys AG.	6,995
1,712,667	*,n	Mylan NV	116,222
136,036	*,e	Myriad Genetics, Inc	4,624
146,400	*,e	NanoCarrier Co Ltd	1,398
33,609	*,e	NanoString Technologies, Inc	518
81,292	*,e	NanoViricides, Inc	141
7,160		Natco Pharma Ltd	257
12,436	*	Naturalendo Tech Co Ltd	371
430,257	*,e	Navidea Biopharmceuticals, Inc	693
364,493	*,e	Nektar Therapeutics	4,560
101,706	*	NeoGenomics, Inc	550
173,726	*,e	Neuralstem, Inc	337
228,137	*	Neurocrine Biosciences, Inc	10,896
56,116	*,e	NewLink Genetics Corp	2,484
70,650		Nichi-iko Pharmaceutical Co Ltd	1,917
57,000		Nippon Shinyaku Co Ltd	1,746
123,622	*,e	Northwest Biotherapeutics, Inc	1,228
4,882,556		Novartis AG.	480,251
32,823		Novartis AG. (ADR)	3,228
728,295	*,e	Novavax, Inc	8,113
3,025,663		Novo Nordisk AS	166,033
112,848	*	Ocata Therapeutics, Inc	595
42,577	*,e	Ocular Therapeutix, Inc	895
53,996	*,e	Ohr Pharmaceutical, Inc	136
105,457	*,e	Omeros Corp	1,897
80,106	*,e	OncoMed Pharmaceuticals, Inc	1,802
129,600	*,e	OncoTherapy Science, Inc	402
229,446	*,e	Oncothyreon, Inc	858
120,113		Oneness Biotech Co Ltd	163
122

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
180,130		Ono Pharmaceutical Co Ltd	$19,660
104,685	*	Ophthotech Corp	5,450
556,271	*,e	Opko Health, Inc	8,945
593,112	*,e	Orexigen Therapeutics, Inc	2,936
15,760	*,e	Orexo AB	129
208,534	*,e	Organovo Holdings, Inc	786
158,408		Orion Oyj (Class B)	5,549
46,632	*,e	Osiris Therapeutics, Inc	907
59,507	*	Otonomy, Inc	1,368
940,420		Otsuka Holdings KK	29,965
128,700		Ouro Fino Saude Animal Participacoes S.A.	1,325
62,669	*,e	OvaScience, Inc	1,813
166,732	*,e	Pacific Biosciences of California, Inc	960
97,159	*,e	Pacira Pharmaceuticals, Inc	6,871
49,060	*	Pain Therapeutics, Inc	85
1,782,786	*,e	Paion AG.	4,502
31,084		Paratek Pharmaceuticals, Inc	801
224,709	*	Parexel International Corp	14,451
430,251	e	PDL BioPharma, Inc	2,766
26,000	*,e	PeptiDream, Inc	728
485,568	*,e	Peregrine Pharmaceuticals, Inc	636
364,454	*	PerkinElmer, Inc	19,185
91,424	*	Pernix Therapeutics Holdings, Inc	541
490,979	n	Perrigo Co plc	90,748
45,179	*	Pfenex, Inc	876
16,930		Pfizer Ltd	536
23,707,828		Pfizer, Inc	794,924
47,861	*	PharmaEngine Inc	365
46,817		Phibro Animal Health Corp	1,823
106,727		Piramal Healthcare Ltd	1,555
162,222	*	Portola Pharmaceuticals, Inc	7,389
75,918	e	Pozen, Inc	783
132,005	*,e	PRA Health Sciences, Inc	4,796
178,440	*	Prestige Brands Holdings, Inc	8,251
189,657	*,e	Progenics Pharmaceuticals, Inc	1,415
512,317	*	ProMetic Life Sciences, Inc	964
14,444	*	Proteon Therapeutics, Inc	258
106,901	*,e	Prothena Corp plc	5,630
23,783,282		PT Kalbe Farma Tbk	2,984
113,902	*	PTC Therapeutics, Inc	5,482
60,702	*,e	Puma Biotechnology, Inc	7,087
132,646	*	Qiagen NV	3,260
661,157	*,e	Qiagen NV (NASDAQ)	16,390
198,811	*	Quintiles Transnational Holdings, Inc	14,436
77,021	*,e	Radius Health, Inc	5,214
221,394	*,e	Raptor Pharmaceutical Corp	3,496
129,100	*	Receptos, Inc	24,535
28,021		Recipharm AB	524
99,829		Recordati S.p.A.	2,094
182,188	*	Regeneron Pharmaceuticals, Inc	92,940
75,315	*,e	Regulus Therapeutics, Inc	825
70,754	*	Relypsa, Inc	2,341
123

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
90,575	*	Repligen Corp	$3,738
40,300	*,e	ReproCELL, Inc	214
51,322	*,e	Repros Therapeutics, Inc	367
111,302	*,e	Retrophin, Inc	3,690
41,951	*,e	Revance Therapeutics, Inc	1,342
109,042	e	Richter Gedeon Rt	1,638
626,559	*,e	Rigel Pharmaceuticals, Inc	2,011
1,226,346		Roche Holding AG.	343,857
92,900		Rohto Pharmaceutical Co Ltd	1,532
34,243	*,e	Sage Therapeutics, Inc	2,500
63,113	*	Sagent Pharmaceuticals	1,534
40,462		Samjin Pharmaceutical Co Ltd	1,069
191,913	*,e	Sangamo Biosciences, Inc	2,128
2,307,424		Sanofi-Aventis	228,273
431,200		Santen Pharmaceutical Co Ltd	6,101
3,595	*	Santhera Pharmaceutical Holding AG.	346
113,228	*,e	Sarepta Therapeutics, Inc	3,446
33,900		Sawai Pharmaceutical Co Ltd	1,973
140,283	*	Sciclone Pharmaceuticals, Inc	1,378
205,250		Scinopharm Taiwan Ltd	234
183,211	*,e	Seattle Genetics, Inc	8,867
47,320	*	Seegene, Inc	1,740
439,600		Seikagaku Corp	7,213
333,574	*,e	Sequenom, Inc	1,014
394,000	e	Shandong Luoxin Pharmacy Stock Co Ltd	758
748,000	*	Shandong Xinhua Pharmaceutical Co Ltd	590
153,700		Shanghai Dingli Technology Dev	210
462,567		Shanghai Fosun Pharmaceutical Group Co Ltd	1,714
237,000	e	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co Ltd	283
7,604		Shilpa Medicare Ltd	103
19,700	*,e	Shin Nippon Biomedical Laboratories Ltd	117
590,795		Shionogi & Co Ltd	22,895
1,071,685		Shire Ltd	86,109
3,576		Siegfried Holding AG.	633
18,877,032	m	Sihuan Pharmaceutical Holdings	10,739
10,215,932	e	Sino Biopharmaceutical	11,844
123,280		Sinphar Pharmaceutical Co Ltd	121
191,130		Sirtex Medical Ltd	4,276
74,270	*	Skyepharma plc	315
976,029	*,m	Skyline Venture Fund III Ltd	16
115,735	*	Sorrento Therapeutics, Inc	2,039
12,100	e	Sosei Group	700
71,179	*,e	Spark Therapeutics, Inc	4,290
187,678	*,e	Spectrum Pharmaceuticals, Inc	1,284
2,668,000	*,e,m	SSY Group Ltd	971
207,813		Stada Arzneimittel AG.	7,010
7,325		Stallergenes	447
553,100		Standard Chemical & Pharma	567
62,901	*,e	Stemline Therapeutics, Inc	740
14,355		Strides Arcolab Ltd	250
170,561	*,e	Sucampo Pharmaceuticals, Inc (Class A)	2,802
56,789	*	Sun Pharma Advanced Research Company Ltd	350
124

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,784,723		Sun Pharmaceutical Industries Ltd	$24,512
138,402	*,e	Sunesis Pharmaceuticals, Inc	417
100,383	*	Supernus Pharmaceuticals, Inc	1,704
127,426	*	Suven Life Sciences Ltd	466
265,765	*,e	Synergy Pharmaceuticals, Inc	2,206
192,701	*,e	Synta Pharmaceuticals Corp	430
15,733	*,e	T2 Biosystems, Inc	255
209,000	*	Taigen Biopharmaceuticals Holdings Ltd	178
42,531		Taisho Pharmaceutical Holdings Co Ltd	2,873
32,339	*	Taiwan Liposome Co Ltd	194
47,400	e	Takara Bio, Inc	525
714,964		Takeda Pharmaceutical Co Ltd	34,510
321,774		Tanabe Seiyaku Co Ltd	4,821
10,160		Tecan Group AG.	1,217
95,166	*,e	TESARO, Inc	5,595
105,587	*,e	Tetraphase Pharmaceuticals, Inc	5,009
1,034,285		Teva Pharmaceutical Industries Ltd	61,207
84,859		Teva Pharmaceutical Industries Ltd (ADR)	5,015
91,244	*,e	TG Therapeutics, Inc	1,514
341,370	*,e	TherapeuticsMD, Inc	2,683
66,336	*,e	Theravance Biopharma, Inc	864
233,373	e	Theravance, Inc	4,217
1,499,757		Thermo Electron Corp	194,608
171,089	*,e	Threshold Pharmaceuticals, Inc	691
6,439	*,e	Tobira Therapeutics, Inc	111
11,903	*,e	Tokai Pharmaceuticals, Inc	158
1,742,000	e	Tong Ren Tang Technologies Co Ltd	2,948
11,900		Torii Pharmaceutical Co Ltd	316
67,239		Torrent Pharmaceuticals Ltd	1,374
56,400		Towa Pharmaceutical Co Ltd	3,609
65,521	*	Trevena, Inc	410
82,714	*	Trovagene, Inc	840
70,192		Tsumura & Co	1,510
170,917		TTY Biopharm Co Ltd	399
41,000	*	TWi Pharmaceuticals, Inc	277
188,068		UCB S.A.	13,523
45,893	*	Ultragenyx Pharmaceutical, Inc	4,699
62,237		Unichem Laboratories Ltd	182
2,623,500	*,e	United Laboratories Ltd	1,896
214,297	*	United Therapeutics Corp	37,277
643,700	*	Valeant Pharmaceuticals International, Inc	142,794
47,948	*,e	Valneva SE	207
98,029	*,e	Vanda Pharmaceuticals, Inc	1,244
480,271	*	Vectura Group plc	1,357
76,742	*,e	Verastem, Inc	579
51,256	*	Versartis, Inc	780
797,944	*	Vertex Pharmaceuticals, Inc	98,530
4,034	e	Virbac S.A.	863
22,296	*	ViroMed Co Ltd	3,558
16,034	*,e	Vitae Pharmaceuticals, Inc	231
27,922	*,e	Vital Therapies, Inc	589
274,810	*,e	Vivus, Inc	649
125

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
176,002	*,e	VWR Corp	$4,705
283,160	*	Waters Corp	36,352
11,415		Whanin Pharmaceutical Co Ltd	237
3,090,000	*	Winteam Pharmaceutical Group Ltd	2,514
140,983		Wockhardt Ltd	3,125
9,992	*	XBiotech, Inc	181
76,174	*	Xencor Inc	1,674
190,465	*	Xenoport, Inc	1,168
384,574	*,e	XOMA Corp	1,492
8,602		Yuhan Corp	2,103
85,819	*	Yungjin Pharmaceutical Co Ltd	129
740,000		YungShin Global Holding Corp	1,250
43,583	*,e	Zafgen, Inc	1,509
10,362	*,e	Zealand Pharma AS	172
170,249	*,e	Zeltia S.A.	699
33,300		Zeria Pharmaceutical Co Ltd	486
306,109	*,e	ZIOPHARM Oncology, Inc	3,673
2,047,732	n	Zoetis Inc	98,742
359,746	*,e	Zogenix, Inc	604
25,437	*,e	ZS Pharma, Inc	1,333
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	11,278,552

REAL ESTATE - 3.8%
16,950,000		8990 Holdings, Inc	2,724
808,837		Abacus Property Group	1,820
211,252		Acadia Realty Trust	6,150
483		Activia Properties Inc	4,090
13,563	*,e	ADLER Real Estate AG.	194
2,849		Advance Residence Investment Corp	6,977
30,376		Aeon Mall Co Ltd	569
4,907	*,e	AEON REIT Investment Corp	6,553
10,966		Africa Israel Properties Ltd	162
76,277		AG Mortgage Investment Trust	1,318
5,320,580	e	Agile Property Holdings Ltd	3,575
57,092		Agree Realty Corp	1,665
1,466,384		AIMS AMP Capital Industrial REIT	1,627
30,124	*	Airport City Ltd	298
44,900		Airport Facilities Co Ltd	241
35,103		Akmerkez Gayrimenkul Yatirim Ortakligi AS	229
3,546,026		Aldar Properties PJSC	2,600
134,259		Alexander & Baldwin, Inc	5,290
7,489		Alexander’s, Inc	3,070
113,412		Alexandria Real Estate Equities, Inc	9,919
70,600		Aliansce Shopping Centers S.A.	329
1,005,026		Allan Gray Property Trust	718
11,393,243		Allco Commercial Real Estate Investment Trust	12,933
37,384		Allied Properties Real Estate Investment Trust	1,061
13,368		Allreal Holding AG.	1,845
185,833		Alony Hetz Properties & Investments Ltd	1,398
4,383	*	Alrov Properties and Lodgings Ltd	81
85,761	e	Alstria Office REIT-AG.	1,105
4,147	*,e	Altisource Asset Management Corp	598
126

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
100,051	*,e	Altisource Portfolio Solutions S.A.	$3,081
287,017	e	Altisource Residential Corp	4,836
77,631	e	Altus Group Ltd	1,106
2,350,400		Amata Corp PCL (Foreign)	1,042
1,125,167		Amer Group Holding	145
125,519		American Assets Trust,Inc	4,922
113,130		American Campus Communities, Inc	4,264
814,362		American Capital Agency Corp	14,960
143,068		American Capital Mortgage, Inc	2,288
305,082		American Homes 4 Rent	4,894
1,184,148	*	American Realty Capital Properties, Inc	9,627
92,316	*,e	American Residential Properties, Inc	1,708
999,291		American Tower Corp	93,224
185,167		Amot Investments Ltd	591
8,909,300		Ananda Development PCL	968
1,469,851		Anant Raj Industries Ltd	958
4,963		ANF Immobilier	121
1,998,775		Annaly Capital Management, Inc	18,369
366,107		Anworth Mortgage Asset Corp	1,805
6,323,960	*	AP Thailand PCL (Foreign)	1,346
587,664		Apartment Investment & Management Co (Class A)	21,702
163,481	e	Apollo Commercial Real Estate Finance, Inc	2,686
85,759		Apple Hospitality REIT, Inc	1,618
95,702	e	Ares Commercial Real Estate Corp	1,090
1,664,119		Argosy Property Ltd	1,246
154,612		Armada Hoffler Properties, Inc	1,545
1,017,125	*,e	ARMOUR Residential REIT, Inc	2,858
845,934		Arrowhead Properties Ltd	661
924,508		Arrowhead Properties Ltd (Class B)	722
165,280		Artis Real Estate Investment Trust	1,814
833,000		Ascendas Hospitality Trust	436
1,527,500	e	Ascendas India Trust	1,015
434,287		Ascendas REIT	793
867,602	e	Ascott Residence Trust	831
90,829		Ashford Hospitality Prime, Inc	1,364
230,108		Ashford Hospitality Trust, Inc	1,947
167,779		Associated Estates Realty Corp	4,803
862,414	*,e	Attacq Ltd	1,574
34,700	*,e	AV Homes, Inc	499
392,691		AvalonBay Communities, Inc	62,779
974,773		Aveo Group	1,937
170,312		Axia Real Estate SOCIMI S.A.	2,286
457,400		Axis Real Estate Investment Trust	418
8,315,830		Ayala Land, Inc	6,875
13,781		Azrieli Group	550
48,632	e	Babcock & Brown Japan Property Trust	186
11,121,600		Bangkokland PCL	519
166,454		Barwa Real Estate Co	2,411
1,494		Bayside Land Corp	451
22,908		Befimmo SCA Sicafi	1,400
3,652,000		Beijing Capital Land Ltd	2,803
684,000		Beijing North Star Co	331
127

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
2,186,000	*,e	Beijing Properties Holdings Ltd	$200
4,421,950		Belle Corp	324
11,556,058	e	Beni Stabili S.p.A.	8,578
499,669		Big Yellow Group plc	5,005
115,799		BioMed Realty Trust, Inc	2,240
251,722		Blackstone Mortgage Trust, Inc	7,003
1,044	*,e	BLife Investment Corp	2,366
63,227		Bluerock Residential Growth REIT, Inc	800
52,403		Boardwalk Real Estate Investment Trust	2,376
591,821		Boston Properties, Inc	71,634
475,935		BR Malls Participacoes S.A.	2,229
150,808		BR Properties S.A.	508
114,472		Brandywine Realty Trust	1,520
1,992,379		British Land Co plc	24,817
2,002,973		Brixmor Property Group, Inc	46,329
1,331,793		Brookfield Asset Management, Inc	46,533
13,755		Brookfield Canada Office Properties	298
3,602	*	Brookfield Multiplex Group	231
1,188		Brookfield Property Partners LP (Toronto)	26
1,436,049	e	Bunnings Warehouse Property Trust	3,385
54,044	e	BUWOG AG.	1,050
34,321,726		C C Land Holdings Ltd	8,355
202,292		CA Immobilien Anlagen AG.	3,529
1,533,300		Cache Logistics Trust	1,315
197,803		Calloway Real Estate Investment Trust	4,580
845,509	e	Cambridge Industrial Trust	430
131,668		Camden Property Trust	9,780
480,059	e	Campus Crest Communities, Inc	2,660
202,731		Canadian Apartment Properties REIT	4,480
37,654		Canadian Real Estate Investment Trust	1,280
475,700		CapitaCommercial Trust	551
881,132		Capital & Counties Properties	6,024
4,025,480		Capital Property Fund	4,732
2,967,180		CapitaLand Ltd	7,705
1,338,281		CapitaMall Trust	2,135
1,212,800		CapitaMalls Malaysia Trust	431
488,332		CapitaRetail China Trust	631
267,458	e	Capstead Mortgage Corp	2,969
100,331		CareTrust REIT, Inc	1,271
2,560,000	*	Carnival Group International Holdings Ltd	396
277,002		Castellum AB	3,893
58,707		CatchMark Timber Trust Inc	679
1,825,000		Cathay Real Estate Development Co Ltd	1,008
559,154		CBL & Associates Properties, Inc	9,058
2,194,888	*	CBRE Group, Inc	81,211
654,100	e	CDL Hospitality Trusts	792
15,000,000		Cebu Holdings, Inc	1,717
285,420		Cedar Shopping Centers, Inc	1,827
54,040	e	Cedar Woods Properties Ltd	219
1,281,000		Central China Real Estate Ltd	364
1,261,100		Central Pattana PCL (Foreign)	1,770
12,066,198		Century Properties Group, Inc	219
128

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,161,514		Chambers Street Properties	$9,234
7,562,636		Champion Real Estate Investment Trust	4,156
875,025		Charter Hall Group	3,048
125,267		Chatham Lodging Trust	3,316
290,146		Chesapeake Lodging Trust	8,844
4,481,524		Cheuk Nang Holdings Ltd	3,758
4,913,172	*	Cheung Kong Property Holdings Ltd	40,755
569,934		Chimera Investment Corp	7,814
3,941,500	e	China Aoyuan Property Group Ltd	863
1,086,000	e	China Merchants Land Ltd	266
56,536	*	China New City Commercial Development Ltd	23
12,797,521	*,e	China New Town Development Co Ltd	667
3,456,000	e	China Oceanwide Holdings Ltd	659
894,000	e	China Overseas Grand Oceans Group Ltd	452
8,504,435		China Overseas Land & Investment Ltd	29,937
5,165,881		China Resources Land Ltd	16,719
1,149,400	*,e	China SCE Property Holdings Ltd	273
9,588,247	*,e	China Vanke Co Ltd	23,541
416,000	g	China Vast Industrial Urban Development Co Ltd	194
335,500		Chinese Estates Holdings Ltd	1,225
134,435		Choice Properties REIT	1,162
140,084		Chong Hong Construction Co	318
5,370,758		CIFI Holdings Group Co Ltd	1,406
131,728		City Developments Ltd	956
611,871	e	Citycon Oyj	1,531
22,148		Cofinimmo	2,290
54,483		Colliers International Group, Inc	2,085
302,607		Colony Financial, Inc	6,854
534,000	e	Colour Life Services Group	686
343,666		Columbia Property Trust, Inc	8,437
420	*,e	Comforia Residential REIT, Inc	905
79,914		Cominar Real Estate Investment Trust	1,134
858,655	*,e	Communications Sales & Leasing, Inc	21,226
697,900	e	Concentradora Fibra Danhos S.A. de C.V.	1,644
409,500		Concentradora Fibra Hotelera Mexicana S.A. de C.V.	446
13,278	e	Consolidated-Tomoka Land Co	765
63,151	e	Conwert Immobilien Invest AG.	800
104,427	e	CorEnergy Infrastructure Trust, Inc	660
61,138	e	Coresite Realty	2,778
500,336	e	Corp Inmobiliaria Vesta SAB de C.V.	814
56,502		Corporate Office Properties Trust	1,330
344,528		Corrections Corp of America	11,397
6,679,928		Country Garden Holdings Co Ltd	2,933
2,997,100	*	Country Group Development PCL	121
306,536		Countrywide plc	2,736
1,047,894		Cousins Properties, Inc	10,877
2,338		Crescendo Investment Corp	1,772
40,200		Crombie Real Estate Investment Trust	401
1,323,407		Cromwell Group	1,046
1,676,801		Crown Castle International Corp	134,647
6,858,943		CSI Properties Ltd	265
79,136		CT Real Estate Investment Trust	767
129

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
870,967		CubeSmart	$20,172
188,577		CyrusOne, Inc	5,554
406,013	e	CYS Investments, Inc	3,138
449	*,e	DA Office Investment Corp	2,149
102,100		Daibiru Corp	944
330,000		Daikyo, Inc	531
2,595,900		Daiman Development BHD	1,693
17,646		Daito Trust Construction Co Ltd	1,826
775,689	e	Daiwa House Industry Co Ltd	18,072
307	*	Daiwa House REIT Investment Corp	1,293
656,600	e,g	Dalian Wanda Commercial Properties Co Ltd	5,281
342,654		DCT Industrial Trust, Inc	10,773
212,781		DDR Corp	3,290
47,580		Delta Corp Ltd	54
164,114		Derwent London plc	8,766
323,150		Deutsche Annington Immobilien SE	9,119
165,022		Deutsche Euroshop AG.	7,249
357,214		Deutsche Wohnen AG.	8,189
1,296,741		Dexus Property Group	7,297
1,294,205	*	Deyaar Development PJSC	282
746,509		DiamondRock Hospitality Co	9,563
42,052	e	DIC Asset AG.	375
368,667		Digital Realty Trust, Inc	24,583
133,811		Dios Fastigheter AB	859
10,677,304		DLF Ltd	19,507
54,971	*	Dogus Gayrimenkul Yatirim Ortakligi AS	78
3,690		Dongwon Development Co Ltd	181
82,731		Douglas Emmett, Inc	2,229
187,758		Dream Global Real Estate Investment Trust	1,493
47,996		Dream Industrial Real Estate Investment Trust	314
51,073		Dream Office Real Estate Investment Trust	1,003
50,362	*,e	Dream Unlimited Corp	391
340,751		Duke Realty Corp	6,328
181,057		DuPont Fabros Technology, Inc	5,332
168,224	e	Dynex Capital, Inc	1,282
35,185	e	Easterly Government Properties, Inc	560
633,100		Eastern & Oriental BHD	285
105,886		EastGroup Properties, Inc	5,954
332,500	*	Eco World Development Group BHD	136
177,591		Education Realty Trust, Inc	5,569
6,661,195	*	Emaar Malls Group PJSC	6,033
7,916,139		Emaar Properties PJSC	16,829
1,273,584		Emira Property Fund	1,778
2,657,148		Emlak Konut Gayrimenkul Yatiri	2,736
1,233,333	e	Emperor International Holdings	289
549,638	e	Empire State Realty Trust, Inc	9,377
157,679		Entertainment Properties Trust	8,638
81,558	e,g	Entra ASA	759
228,963	*	Equity Commonwealth	5,877
327,901		Equity Lifestyle Properties, Inc	17,241
179,762		Equity One, Inc	4,196
1,055,408		Equity Residential	74,058
130

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,074,710	*	Eshraq Properties Co PJSC	$223
286,745		Essex Property Trust, Inc	60,933
34,172		Eurobank Properties Real Estate Investment Co	262
51,511		Eurocommercial Properties NV	2,156
4,210,000	*	EverChina International Holdings Co. Ltd	160
11,628,261	e	Evergrande Real Estate Group	6,928
174,921		Excel Trust, Inc	2,758
720,323		Extra Space Storage, Inc	46,979
745,005		Ezdan Holding Group QSC	3,651
157,518		Fabege AB	2,147
1,599,000	e	Fantasia Holdings Group Co Ltd	276
1,003,680		Far East Consortium	475
883,800		Far East Hospitality Trust	509
288,437		Farglory Land Development Co Ltd	301
110,991	*	Fastighets AB Balder	1,711
164,693		Federal Realty Investment Trust	21,096
3,736,117		Federation Centres	8,407
778,696		FelCor Lodging Trust, Inc	7,694
380,851	e	Fibra Shop Portafolios Inmobiliarios SAPI de C.V.	421
5,430,591		Fibra Uno Administracion S.A. de C.V.	12,891
16,000,000		Filinvest Development Corp	1,604
71,845,000		Filinvest Land, Inc	2,962
138,718	e	First Capital Realty, Inc	1,986
495,691		First Industrial Realty Trust, Inc	9,284
239,423	e	First Potomac Realty Trust	2,466
455,908		First Real Estate Investment Trust	471
67,249		FirstService Corp	1,869
84,153		Fonciere Des Regions	7,160
545,484	*	Forest City Enterprises, Inc (Class A)	12,055
98,205	*,e	Forestar Real Estate Group, Inc	1,292
571,897		Fortress Income Fund Ltd	729
347,616		Foxtons Group plc	1,295
314,881		Franklin Street Properties Corp	3,561
8,014,701	e	Franshion Properties China Ltd	2,860
536,200		Frasers Centrepoint Trust	820
311,000	e	Frasers Hospitality Trust	199
892	*,e	Frontier Real Estate Investment Corp	3,991
21,489	*,e	FRP Holdings, Inc	697
663	*	Fukuoka REIT Corp	1,156
3,125,000	*	Fullshare Holdings Ltd	605
9,064,000		Future Land Development Holdin	1,681
1,271,785		Gaming and Leisure Properties, Inc	46,624
88,002		Gazit Globe Ltd	1,049
18,763		Gazit, Inc	444
543,009		GDI Property Group	367
5,889		Gecina S.A.	726
4,846,000	e	Gemdale Properties and Investment Corp Ltd	349
2,603,309		General Growth Properties, Inc	66,801
4,194,000	*	Genvon Group Ltd	574
201,462		Geo Group, Inc	6,882
100,956	e	Getty Realty Corp	1,652
80,379	e	Gladstone Commercial Corp	1,331
131

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
5,770,691		Global Logistic Properties	$10,833
453		Global One Real Estate Investment Corp	1,723
1,552,376	*	Globe Trade Centre S.A.	2,477
3,860,895	*,e	Glorious Property Holdings Ltd	603
2,171	*	GLP J-Reit	2,073
50,826		Godrej Properties Ltd	197
15,480		Goldcrest Co Ltd	305
745,300	*	Golden Land Property Development PCL	151
1,602,000	*,e	Goldin Properties Holdings Ltd	1,690
1,497,806		Goodman Property Trust	1,197
206,820	e	Government Properties Income Trust	3,836
2,094,624	e	GPT Group (ASE)	6,905
409,562		Grainger plc	1,470
180,628		Gramercy Property Trust, Inc	4,221
80,973	e	Grand City Properties S.A.	1,406
64,129		Granite Real Estate Investment Trust	2,206
12,538	e	Great Ajax Corp	178
249,513		Great Eagle Holdings Ltd	929
703,687		Great Portland Estates plc	8,579
6,761,148	e	Green REIT plc	11,050
1,419,000	e	Greenland Hong Kong Holdings Ltd	1,098
33,900	e	Greentown China Holdings Ltd	43
183,398	e	Growthpoint Properties Australia Ltd	443
6,531,620		Growthpoint Properties Ltd	14,198
542,000	*	Guangdong Land Holdings Ltd	146
1,372,108	e	Guangzhou R&F Properties Co Ltd	1,680
521,753		H&R Real Estate Investment Trust	9,374
3,910		Haesung Industrial Co Ltd	99
167,970		Halk Gayrimenkul Yatrm Ortakli	68
42,019	e	Hamborner AG.	408
2,440,646		Hammerson plc	23,587
953,495		Hang Lung Group Ltd	4,197
16,402,071	e	Hang Lung Properties Ltd	48,746
523		Hankyu Reit, Inc	582
87,396		Hannon Armstrong Sustainable Infrastructure Capital, Inc	1,752
1,677,247	e	Hansteen Holdings plc	3,044
359,437		Hatteras Financial Corp	5,859
829,932		HCP, Inc	30,268
680,677		Health Care REIT, Inc	44,673
411,052		Healthcare Realty Trust, Inc	9,561
232,189		Healthcare Trust of America, Inc	5,561
151,600		Heiwa Real Estate Co Ltd	2,078
224,133		Helical Bar plc	1,418
160,254		Heliopolis Housing	1,197
119,614	*	Hemfosa Fastigheter AB	1,219
3,088,696		Henderson Land Development Co Ltd	21,114
206,217	e	Hersha Hospitality Trust	5,287
29,253,923		Hibernia REIT plc	41,093
485,750		Highwealth Construction Corp	1,158
249,472		Highwoods Properties, Inc	9,966
81,470	*	Hispania Activos Inmobiliarios SAU	1,195
159,300		Ho Bee Investment Ltd	250
132

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
182,728		Home Properties, Inc	$13,348
228,000		Hong Fok Corp Ltd	143
260,994		Hongkong Land Holdings Ltd	2,140
620,000	*,e	Hopson Development Holdings Ltd	624
232	*	Hoshino Resorts REIT, Inc	2,563
459,138		Hospitality Properties Trust	13,232
2,342,416		Host Marriott Corp	46,450
239,465	*	Housing Development & Infrastruture Ltd	345
120,978	*	Howard Hughes Corp	17,365
808,235		Huaku Development Co Ltd	1,754
93,000		Huang Hsiang Construction Co	118
379,320		Hudson Pacific Properties	10,761
240,725		Hufvudstaden AB (Series A)	2,928
5,820		Hulic Reit, Inc	8,289
495,362		Hung Poo Real Estate Development Corp	387
442,000		Hung Sheng Construction Co Ltd	266
430,000		Hydoo International Holding Ltd	75
204,423		Hyprop Investments Ltd	2,033
751,752		Hysan Development Co Ltd	3,255
11,260		Icade	805
1,194		Ichigo Real Estate Investment Corp	863
197,700		IGB Corp BHD	149
2,604,600		IGB Real Estate Investment Trust	918
65,600		Iguatemi Empresa de Shopping Centers S.A.	519
364,783	e	Immobiliare Grande Distribuzione	317
1,355,948	*,e,m	Immoeast AG.	0	^
658,721	*,e,m	Immofinanz ANSPR NACHB AG.	0	^
909,528		Immofinanz Immobilien Anlagen AG.	2,148
38,837		Independence Realty Trust, Inc	292
775,598		Indiabulls Real Estate Ltd	693
397		Industrial & Infrastructure Fund Investment Corp	1,793
1,651,394		ING Office Fund	4,838
357,308		Inland Real Estate Corp	3,366
1,883,117	*	Inmobiliaria Colonial S.A.	1,328
108,641		InnVest Real Estate Investment Trust	448
30,179		InterRent Real Estate Investment Trust	153
2,358		Intershop Holding AG.	1,012
5,693		Intervest Offices	137
354,322		Invesco Mortgage Capital, Inc	5,074
530		Invesco Office J-Reit, Inc	456
794,174	e	Investors Real Estate Trust	5,670
5,387	*,e	Invincible Investment Corp	2,870
1,420,193		IOI Properties Group Sdn BHD	696
395,694		Iron Mountain, Inc	12,266
719,737		Is Gayrimenkul Yatirim Ortakligi AS	441
243,910	*	iStar Financial, Inc	3,249
1,135	*	Japan Excellent, Inc	1,310
9,741		Japan Hotel REIT Investment Corp	6,482
2,328	*,e	Japan Logistics Fund Inc	4,680
261		Japan Prime Realty Investment Corp	810
310		Japan Real Estate Investment Corp	1,407
23,499	e	Japan Rental Housing Investments, Inc	16,505
133

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
605		Japan Retail Fund Investment Corp	$1,210
11,005		Jerusalem Economy Ltd	40
8,198	*	Jerusalem Oil Exploration	327
1,612,150		Jiangsu Future Land Co Ltd	3,390
162,777		Jones Lang LaSalle, Inc	27,835
22,700	e	Jowa Holdings Co Ltd	1,051
2,000,000		Joy City Property Ltd	521
1,072,117		K Wah International Holdings Ltd	565
671,480		KEE TAI Properties Co Ltd	395
1,079		Kenedix Realty Investment Corp	5,405
342	*	Kenedix Residential Investment Corp	1,012
721	*,e	Kenedix Retail REIT Corp	1,711
525,300		Kenedix, Inc	2,018
219,414	e	Kennedy-Wilson Holdings, Inc	5,395
500,500	*	Keppel DC REIT	390
3,304,035		Kerry Properties Ltd	12,951
50,611	e	Killam Properties, Inc	413
386,887		Kilroy Realty Corp	25,979
211,774		Kimco Realty Corp	4,773
1,480,000		Kindom Construction Co	1,017
161,280	*	King’s Town Construction Co Ltd	132
224,011		Kite Realty Group Trust	5,482
1,610,267	e	Kiwi Property Group Ltd	1,401
79,600		KLCC Property Holdings BHD	147
484,507		Klepierre	21,362
1,416,946		Klovern AB (B Shares)	1,306
51,821		Korea Real Estate Investment Trust Co	190
3,043,130	e	Kowloon Development Co Ltd	3,839
2,413,138	e	K-REIT Asia	2,051
331,029		KSL Holdings BHD	152
176,548		Kungsleden AB	1,197
390,185		Kuoyang Construction Co Ltd	175
1,099,624		KWG Property Holding Ltd	925
108,603,535		Lai Fung Holdings Ltd	2,592
82,563,250		Lai Sun Development Co Ltd	1,981
47,683		Lamar Advertising Co	2,741
39,121	*	Lamda Development S.A.	165
894,355		Land Securities Group plc	16,911
4,175,500	e	Langham Hospitality Investments Ltd	1,793
38,095	e	Lar Espana Real Estate Socimi S.A.	421
447,343		LaSalle Hotel Properties	15,863
455,800		LBS Bina Group BHD	193
418,693	*	LC Corp S.A.	207
56,077		LEG Immobilien AG.	3,897
504,915		Lend Lease Corp Ltd	5,838
2,306,911	*	Leopalace21 Corp	14,139
924,871	e	Lexington Realty Trust	7,843
526,849		Liberty International plc	2,545
90,802		Liberty Property Trust	2,926
58,171	*	Lifestyle Properties Development Ltd	23
1,112,281		Link REIT	6,509
1,686,700		Lippo-Mapletree Indonesia Retail Trust	457
134

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
412,000		Liu Chong Hing Investment	$539
2,774,000	e	Logan Property Holdings Co Ltd	1,245
612,545		London & Stamford Property plc	1,552
844,000		Long Bon International Co Ltd	621
1,791,620		Longfor Properties Co Ltd	2,847
544,800		LPN Development PCL	283
57,800		LPS Brasil Consultoria de Imoveis S.A.	97
255,369		LSR Group (GDR)	516
118,593		LTC Properties, Inc	4,933
304,000	*	LVGEM China Real Estate Investment Co Ltd	111
143,767		Macerich Co	10,725
466,247		Mack-Cali Realty Corp	8,593
1,073,474	e	Macquarie CountryWide Trust	3,508
2,743,243	e	Macquarie Goodman Group	13,249
3,191,990	e	Macquarie MEAG Prime REIT	2,084
6,260,000	*,e	Madex International Holdings Ltd	177
1,942,176		Mah Sing Group BHD	849
6,100	*,e	Mainstreet Equity Corp	179
35,779	*,e,m	Mapeley Ltd	1
2,989,087	e	Mapletree Commercial Trust	3,251
4,759,100		Mapletree Greater China Commercial Trust	3,603
3,217,061		Mapletree Industrial Trust	3,727
1,435,005		Mapletree Logistics Trust	1,204
160,174	*	Marcus & Millichap, Inc	7,390
733,550		Matrix Concepts Holdings BHD	602
90,702		Mazaya Qatar Real Estate Development Q.S.C	464
1,098,900		MBK PCL	511
881,179		Medical Properties Trust, Inc	11,552
117,347	*	Medinet Nasr Housing	428
47,649,600		Megaworld Corp	5,024
45,129		Melisron Ltd	1,613
51,941		Mercialys S.A	1,159
181,630	*	Merlin Properties Socimi S.A.	2,219
2,271,200	e	Mexico Real Estate Management S.A. de C.V.	3,136
1,223,414		MFA Mortgage Investments, Inc	9,041
720	*	MID Reit, Inc	2,203
173,533		Mid-America Apartment Communities, Inc	12,635
1,410,929	*,e	Midland Holdings Ltd	639
129,316		Milestone Apartments Real Estate Investment Trust	1,298
1,412,000		Minmetals Land Ltd	180
1,784,523		Mirvac Group	2,542
832,880		Mitsubishi Estate Co Ltd	17,939
1,539,241		Mitsui Fudosan Co Ltd	43,072
149,400		MKH BHD	84
6,132		Mobimo Holding AG.	1,250
155,288		Monmouth Real Estate Investment Corp (Class A)	1,509
445,076		Monogram Residential Trust, Inc	4,015
59,346		Morguard Real Estate Investment Trust	783
1,897	*	Mori Hills REIT Investment Corp	2,452
1,559		Mori Trust Sogo Reit, Inc	3,025
78,134		Multiplan Empreendimentos Imobiliarios S.A.	1,205
120,616		National Health Investors, Inc	7,514
135

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
286,872		National Retail Properties, Inc	$10,043
86,133		National Storage Affiliates Trust	1,068
1,348,000	e	Neo-China Land Group Holdings Ltd	363
304,000		New Century Real Estate Investment Trust	120
838,746		New Residential Investment Corp	12,782
227,487		New Senior Investment Group, Inc	3,041
2,848,614		New World China Land Ltd	1,680
15,101,671		New World Development Co Ltd	19,733
291,748	e	New York Mortgage Trust, Inc	2,182
243,616		NewRiver Retail Ltd	1,221
65,791		Nexity	2,582
51,194		NexPoint Residential Trust, Inc	688
133,752		Nieuwe Steen Investments NV	527
1,237		Nippon Accommodations Fund, Inc	4,774
465		Nippon Building Fund, Inc	2,035
1,500		Nippon ProLogis REIT, Inc	2,760
678	e	NIPPON REIT Investment Corp	1,599
25,067	*	Nitsba Holdings 1995 Ltd	365
344,401		Nomura Real Estate Holdings, Inc	7,228
5,078	*,e	Nomura Real Estate Master Fund, Inc	6,453
383	e	Nomura Real Estate Office Fund, Inc	1,736
139		Nomura Real Estate Residential Fund, Inc	784
16,695		Northern Property Real Estate Investment Trust	299
848,130		NorthStar Realty Finance Corp	13,485
20,452		NorthWest Healthcare Properties Real Estate Investment Trust	130
236,029	*	Norwegian Property ASA	292
124,036		NTT Urban Development Corp	1,232
468,275		Oberoi Realty Ltd	1,999
726,454		Omega Healthcare Investors, Inc	24,939
46,365	e	One Liberty Properties, Inc	987
64,200		Open House Co Ltd	1,084
2,220		Orchid Island Capital, Inc	25
4,355	*	Orix JREIT, Inc	6,273
1,650,900	e	OUE Hospitality Trust	1,146
271,826		Outfront Media, Inc	6,861
13,774	e	Owens Realty Mortgage, Inc	207
1,051,583	*	Palm Hills Developments SAE	367
657,690		Paramount Group, Inc	11,286
691,300	e	Parkway Life Real Estate Investment Trust	1,181
232,790		Parkway Properties, Inc	4,060
2,342,406		Parque Arauco S.A.	4,453
34,222	*	Patrizia Immobilien AG.	837
531,600		Pavilion Real Estate Investment Trust	210
309,455		Pebblebrook Hotel Trust	13,269
195,430		Pennsylvania REIT	4,170
205,772		Pennymac Mortgage Investment Trust	3,587
394,300	*,e	Perennial Real Estate Holdings Ltd	309
1,384,709		Phoenix Mills Ltd	8,216
197,154		Physicians Realty Trust	3,028
93,284		Piedmont Office Realty Trust, Inc	1,641
1,443,300		PLA Administradora Industrial S de RL de C.V.	2,827
136

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
900	*	Plazza AG.	$199
181,409		Plum Creek Timber Co, Inc	7,360
23,737		Polski Holding Nieruchomosci S.A.	149
7,191,117	e	Poly Hong Kong Investment Ltd	3,472
8,341,160		Polytec Asset Holdings Ltd	1,139
517,256		Post Properties, Inc	28,123
232,441		Potlatch Corp	8,210
3,836,000	e	Powerlong Real Estate Holdings Ltd	850
1,310,510	e	Precinct Properties New Zealand Ltd	1,012
31,076		Preferred Apartment Communities, Inc	309
437	*	Premier Investment Co	2,406
225,379	e	Primary Health Properties plc	1,386
118,957		Prime Office AG.	566
2,393,826		Prince Housing & Development Corp	904
301,700		ProLogis Property Mexico S.A. de C.V.	507
1,323,204		Prologis, Inc	49,091
1,213,000	e	Prosperity REIT	435
130,049		PS Business Parks, Inc	9,383
45,671		PSP Swiss Property AG.	3,912
24,504,700		PT Agung Podomoro Land Tbk	692
8,973,600		PT Alam Sutera Realty Tbk	386
3,609,000		PT Bekasi Fajar Industrial Estate Tbk	108
6,010,927		PT Bumi Serpong Damai	751
30,355,700		PT Ciputra Development Tbk	2,871
15,300,000		PT Ciputra Property Tbk	653
3,597,600		PT Ciputra Surya Tbk	720
6,006,400		PT Intiland Development Tbk	256
100,044,487		PT Kawasan Industri Jababeka Tbk	1,962
407,700	*	PT Lippo Cikarang Tbk	278
49,079,197		PT Lippo Karawaci Tbk	4,339
22,264,900		PT Modernland Realty Tbk	875
5,991,200	*	PT Nirvana Development Tbk	95
78,323,400		PT Pakuwon Jati Tbk	2,519
21,461,100		PT Sentul City Tbk	154
8,562,300		PT Summarecon Agung Tbk	1,047
551,150		Public Storage, Inc	101,616
4,346,170	*	Puravankara Projects Ltd	5,399
324,794		Pure Industrial Real Estate Trust	1,225
85,483		QTS Realty Trust, Inc	3,116
4,180,635		Quality House PCL	312
614,628	*	Quintain Estates & Development plc	1,024
613,170		Radium Life Tech Co Ltd	269
238,329	e	RAIT Investment Trust	1,456
859,591		RAK Properties PJSC	151
390,336		Ramco-Gershenson Properties	6,370
239,621		Rayonier, Inc	6,122
11,500	*,e	Raysum Co Ltd	114
28,644	e	Re/Max Holdings, Inc	1,017
1,806,254	*	Realogy Holdings Corp	84,388
91,224	e	Realty Income Corp	4,049
813,724		Rebosis Property Fund Ltd	787
946,000	g	Redco Properties Group Ltd	646
137

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,905,744		Redefine International plc	$1,566
7,018,846		Redefine Properties Ltd	5,888
230,173	e	Redwood Trust, Inc	3,614
26,271,000		Regal Real Estate Investment Trust	7,618
659,817		Regency Centers Corp	38,916
152,278		Reit Ltd	433
20,300		Relo Holdings, Inc	2,005
26,785,250	*,e	Renhe Commercial Holdings Co Ltd	2,211
222,119		Resilient Property Income Fund Ltd	1,760
364,097	e	Resource Capital Corp	1,409
491,847		Retail Opportunities Investment Corp	7,683
546,708		Retail Properties of America, Inc	7,616
382,024		Rexford Industrial Realty, Inc	5,570
426,490		RioCan Real Estate Investment Trust	9,141
542,974	e	RLJ Lodging Trust	16,170
455,000		Road King Infrastructure	435
2,572,600		Robinsons Land Corp	1,671
238,884		Rojana Industrial Park PCL	52
108,370	e	Rouse Properties, Inc	1,772
706,488		Ruentex Development Co Ltd	1,117
132,202		Ryman Hospitality Properties	7,021
3,624,432		S.A. Corporate Real Estate Fund	1,364
566,740	e	Sabana Shari’ah Compliant Industrial REIT	358
254,999		Sabra Healthcare REIT, Inc	6,564
530,090		Safestore Holdings plc	2,355
120,000		Saizen REIT	77
4,964,277		Sansiri PCL	262
38,600		Sao Carlos Empreendimentos e Participacoes S.A.	396
60,310	e	Saul Centers, Inc	2,967
321,019		Savills plc	4,770
1,642,700		SC Asset Corp PCL	158
12,361,944		Scentre Group	35,710
505,333		Schroder Real Estate Investment Trust Ltd	468
698,704		Segro plc	4,452
737	*	Sekisui House Reit, Inc	807
1,029	e	Sekisui House SI Residential Investment Corp	1,074
114,658		Select Income REIT	2,367
98,711		Selvaag Bolig ASA	322
201,523		Senior Housing Properties Trust	3,537
742,277		Shaftesbury plc	10,115
250,340		Shanghai Jinqiao Export Processing Zone Development Co Ltd	505
72,000		Shanghai Lujiazui Finance & Trade Zone Development Co Ltd	230
19,995,430		Shanghai Real Estate Ltd	1,227
103,400	*	Shenzhen International Enterprise Co Ltd	184
7,893,668		Shenzhen Investment Ltd	3,863
233,100	*	Shenzhen SEG Co Ltd	253
1,809,825		Shimao Property Holdings Ltd	3,563
320,830	*	Shining Building Business Co Ltd	150
447,332		Shoei Co Ltd	3,964
1,918,390	e	Shopping Centres Australasia Property Group	3,148
138

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
17,699,667	e	Shui On Land Ltd	$5,017
480	*	SIA Reit, Inc	1,906
266,692	e	Silver Bay Realty Trust Corp	4,344
1,172,946		Simon Property Group, Inc	202,943
992,600	*	SingHaiyi Group Ltd	99
3,985,422		Sino Land Co	6,652
1,834,000	*,e	Sinolink Worldwide Holdings Ltd	326
19,286,017		Sino-Ocean Land Holdings Ltd	14,543
209,614		Sinyi Realty Co	185
171,071	*	Six of October Development & Investment	242
480,124		SL Green Realty Corp	52,761
13,459,716		SM Prime Holdings	5,964
587,546		Sobha Developers Ltd	3,285
6,161,850		Soho China Ltd	4,010
645,000	e	Soilbuild Business Space REIT	407
65,600		Sonae Sierra Brasil S.A.	398
165,595		Sovran Self Storage, Inc	14,392
108,749		Sparkassen Immobilien AG.	903
714,700	e	SPH REIT	555
862,554		Spirit Realty Capital, Inc	8,341
583,146		Sponda Oyj	2,152
1,142,000	e	Spring Real Estate Investment Trust	507
500,209		ST Modwen Properties plc	3,560
170,497	*,e	St. Joe Co	2,648
315,261		STAG Industrial, Inc	6,305
2,175,742	e	Starwood Property Trust, Inc	46,931
113,916	e	Starwood Waypoint Residential Trust	2,707
3,036,381	e	Stockland Trust Group	9,588
209,238		STORE Capital Corp	4,206
1,577,674	*	Strategic Hotels & Resorts, Inc	19,121
16,940		Sumitomo Real Estate Sales Co Ltd	427
414,286		Sumitomo Realty & Development Co Ltd	14,519
463,739		Summit Hotel Properties, Inc	6,033
152,246		Sun Communities, Inc	9,413
21,100	e	Sun Frontier Fudousan Co Ltd	171
3,806,620		Sun Hung Kai Properties Ltd	61,602
2,080,000	e	Sunac China Holdings Ltd	2,275
2,635,000	e	Sunlight Real Estate Investment Trust	1,342
1,075,864		Sunstone Hotel Investors, Inc	16,149
1,860,798		Suntec Real Estate Investment Trust	2,383
1,828,634	*	Sunteck Realty Ltd	7,610
1,617,558		Sunway BHD	1,474
1,171,900		Sunway Real Estate Investment	478
492,400		Supalai PCL	273
669,693		Swire Pacific Ltd (Class A)	8,409
4,492,301		Swire Properties Ltd	14,328
58,349		Swiss Prime Site AG.	4,428
253,037	e	TAG Tegernsee Immobilien und Beteiligungs AG.	2,962
418,668		Taiwan Land Development Corp	163
144,400		Takara Leben Co Ltd	859
1,182,848		Talaat Moustafa Group	1,371
229,056		Tanger Factory Outlet Centers, Inc	7,261
139

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
45,702		Taubman Centers, Inc	$3,176
89,073	e	Technopolis plc	359
37,787	*	Tejon Ranch Co	971
214,771		Terreno Realty Corp	4,231
298,000		Tian Shan Development Holding Ltd	132
540,480		Ticon Industrial Connection PCL (Foreign)	224
408,000		Times Property Holdings Ltd	174
50,880		TLG Immobilien AG.	823
52,100		TOC Co Ltd	364
689,616		Tokyo Tatemono Co Ltd	9,572
82,915		Tokyu Fudosan Holdings Corp	639
999	*,e	Tokyu REIT, Inc	1,233
921		Top REIT Inc	3,888
334,500		Top Spring International Holdings Ltd	163
472,069		Torunlar Gayrimenkul Yatirim Ortakligi AS	604
1,685,800		Tosei Corp	11,972
60,022	e	Trade Street Residential, Inc	400
951,612		Tropicana Corp BHD	255
572,587		Tuan Sing Holdings Ltd	155
1,166,324		Two Harbors Investment Corp	11,360
162,323,400	*	U City PCL	240
268,832		UDR, Inc	8,611
1,268,600		UEM Land Holdings BHD	328
84,731	e	UMH Properties, Inc	830
111,497		Unibail-Rodamco	28,321
853,715		Union Properties PJSC	281
251,842		Unite Group plc	2,261
91,454,602	*	Unitech Ltd	11,373
81,827		United Development Co PSC	550
64,811		United Development Funding IV	1,133
148,440	e	United Overseas Land Ltd	762
703		United Urban Investment Corp	993
699,400		Univentures PCL	162
43,349		Universal Health Realty Income Trust	2,014
839,848		UOA Development BHD	467
334,516		Urban Edge Properties	6,955
92,557		Urstadt Biddle Properties, Inc (Class A)	1,729
400,000		Vanke Property Overseas Ltd	457
17,950		Vastned Retail NV	793
847,281		Ventas, Inc	52,608
13,071,000		Vista Land & Lifescapes, Inc	1,840
630,032		Vornado Realty Trust	59,809
973,820		Vukile Property Fund Ltd	1,437
180,812	e	Wallenstam AB	1,285
1,297,000	*,e	Wanda Hotel Development Co Ltd	268
28,174		Warehouses De Pauw SCA	2,176
183,308	e	Washington REIT	4,757
88,674		Weingarten Realty Investors	2,899
38,152		Wereldhave NV	2,173
120,546	e	Western Asset Mortgage Capital Corp	1,780
3,531,196		Westfield Corp	24,802
532,850		Weyerhaeuser Co	16,785
140

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
4,923,850	*	WHA Corp PCL	$581
9,488,676		Wharf Holdings Ltd	63,057
1,804,064		Wheelock & Co Ltd	9,206
260,397	e	Wheelock Properties S Ltd	339
57,985	e	Whitestone REIT	755
147,211		Wihlborgs Fastigheter AB	2,399
394,532		Wing Tai Holdings Ltd	558
337,168		Workspace Group plc	4,766
47,946		WP Carey, Inc	2,826
1,615,139	e	WP GLIMCHER, Inc	21,853
5,238,000	e	Wuzhou International Holdings Ltd	1,015
155,045		Xenia Hotels & Resorts, Inc	3,371
5,646,100	e	Yanlord Land Group Ltd	4,733
964,500	*	Ying Li International Real Estate Ltd	168
11,843		YNH Property BHD	6
1,098,666	e	Yoma Strategic Holdings Ltd	346
205,700		YTL Hospitality REIT	56
3,988,000		Yuexiu Real Estate Investment Trust	2,196
34,594,793		Yuexiul Property Co Ltd	7,532
29,000		Yungshin Construction & Development Co Ltd	52
4,835,120	e	Yuzhou Properties Co	1,242
506,000	*	Zall Development Group Ltd	202
3,671,800		Zhong An Real Estate Ltd	483
		TOTAL REAL ESTATE	4,647,772

RETAILING - 4.1%
449,647	*,e	1-800-FLOWERS.COM, Inc (Class A)	4,703
143,184		Aaron’s, Inc	5,185
68,739	e	ABC-Mart, Inc	4,207
235,206	e	Abercrombie & Fitch Co (Class A)	5,059
50,510		Adastria Holdings Co Ltd	1,806
184,325		Advance Auto Parts, Inc	29,361
200,203	*,e	Aeropostale, Inc	324
23,200	e	Alpen Co Ltd	372
1,696,374	*,n	Amazon.com, Inc	736,379
717,459	e	American Eagle Outfitters, Inc	12,355
23,527	*	America’s Car-Mart, Inc	1,160
203,945	*	Ann Taylor Stores Corp	9,849
161,993	*,e	AO World plc	368
44,500		AOKI Holdings, Inc	635
52,841		Aoyama Trading Co Ltd	2,135
12,300		Arc Land Sakamoto Co Ltd	278
75,903	*	Asbury Automotive Group, Inc	6,878
473,065	*,e	Ascena Retail Group, Inc	7,879
21,600	e	ASKUL Corp	681
164,911	*,e	ASOS plc	10,051
268,000		Aurora Corp	447
60,688		Autobacs Seven Co Ltd	1,015
19,407	e	AutoCanada, Inc	642
299,019		Automotive Holdings Group Ltd	920
177,450	*	Autonation, Inc	11,176
105,468	*	AutoZone, Inc	70,337
141

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
2,835,020	e	B&M European Value Retail S.A.	$15,275
440,300	*	B2W Companhia Global Do Varejo	2,888
1,366,500	*,e	Baoxin Auto Group Ltd	869
594,787	*	Barnes & Noble, Inc	15,441
470,300		Beauty Community PCL	56
14,219,510		Beauty Community PCL (ADR)	1,697
1,478,100		Beauty Community PCL (Foreign)	177
115,739	e	Bebe Stores, Inc	231
387,491	*	Bed Bath & Beyond, Inc	26,729
119,300		Belluna Co Ltd	650
2,086,560		Berjaya Auto BHD	1,493
4,426,084		Best Buy Co, Inc	144,335
153,800	e	BIC CAMERA, Inc	1,938
47,515		Big 5 Sporting Goods Corp	675
220,030	e	Big Lots, Inc	9,899
132,290		Bilia AB	2,356
77,201	*	Blue Nile, Inc	2,346
1,645,800		Bonjour Holdings Ltd	121
28,019	e	Bon-Ton Stores, Inc	129
703,845	*,e	boohoo.com plc	285
32,138	*	Boot Barn Holdings, Inc	1,028
537,000	*,e,m	Boshiwa International Holding	1
85,999	e	Breville Group Ltd	412
79,175	e	Buckle, Inc	3,624
97,327	*	Build-A-Bear Workshop, Inc	1,556
241,327	*	Burlington Stores, Inc	12,356
961,713		Byggmax Group AB	6,520
97,213	*,e	Cabela’s, Inc	4,859
208,454		Caleres, Inc	6,625
109,972		Canadian Tire Corp Ltd	11,761
196,700		Canon Marketing Japan, Inc	3,345
397,814		Card Factory plc	2,019
860,700	*	Carmax, Inc	56,987
642,053	e	Cash Converters International Ltd	347
41,128		Cashbuild Ltd	1,018
101,577		Cato Corp (Class A)	3,937
93,490	*,e	CDON Group AB	138
642,942		Chico’s FAS, Inc	10,692
65,505		Children’s Place Retail Stores, Inc	4,285
2,533,500		China Harmony New Energy Auto Holding Ltd	2,828
7,792,000	e	China ZhengTong Auto Services Holdings Ltd	5,067
24,100		Chiyoda Co Ltd	566
27,300		Chori Co Ltd	433
304,000		Chow Sang Sang Holding	610
106,974	*	Christopher & Banks Corp	429
133,500		Cia Hering	522
113,535	*	Citi Trends, Inc	2,748
2,802		CJ O Shopping Co Ltd	516
88,488		Clas Ohlson AB (B Shares)	1,553
528,749	*	Cnova NV	2,924
719,000	*,g	Cogobuy Group	990
14,200		COL PCL	22
142

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
89,500		COL PCL (Foreign)	$137
72,018	*,e	Conn’s, Inc	2,859
51,279	*,e	Container Store Group, Inc	865
122,736		Core-Mark Holding Co, Inc	7,272
287,863	e	CST Brands, Inc	11,244
132,600	*	Ctrip.com International Ltd (ADR)	9,629
806,300	e	Dah Chong Hong Holdings Ltd	419
293,700		DCM Japan Holdings Co Ltd	2,876
1,149,504		Debenhams plc	1,611
112,569		Delek Automotive Systems Ltd	1,259
5,316	e	Delticom AG.	125
15,321	e	Destination Maternity Corp	179
96,556	*,e	Destination XL Group, Inc	484
673,127	e	Dick Smith Holdings Ltd	1,079
585,914		Dick’s Sporting Goods, Inc	30,333
492,286		Dickson Concepts International Ltd	201
23,773		Dieteren S.A.	851
173,279		Dillard’s, Inc (Class A)	18,227
50,009		Dogus Otomotiv Servis ve Ticaret AS	293
1,704,527		Dollar General Corp	132,510
631,505	*	Dollar Tree, Inc	49,883
267,851		Dollarama, Inc	16,234
83,188		Don Quijote Co Ltd	3,540
20,600		Doshisha Co Ltd	365
526,432		DSW, Inc (Class A)	17,567
21,259	*	Dufry Group	2,962
191,573		Dunelm Group plc	2,726
43,390	*,g	Dustin Group AB	296
84,183	e	EDION Corp	596
223,576		El Puerto de Liverpool SAB de C.V.	2,582
4,030,000		Emperor Watch & Jewellery Ltd	176
2,600,000	*	Empresas La Polar S.A.	77
2,873,100	e	Esprit Holdings Ltd	2,689
53,405	*	Etsy, Inc	750
125,045	*	EVINE Live, Inc	336
897,827		Expedia, Inc	98,177
481,058	*	Express Parent LLC	8,712
118,149		Family Dollar Stores, Inc	9,311
899,829		Far Eastern Department Stores Co Ltd	562
138,175		Fast Retailing Co Ltd	62,658
31,411	*	Fenix Parts, Inc	315
159,931		Finish Line, Inc (Class A)	4,449
152,078	*,e	Five Below, Inc	6,012
39,809	*	Folli Follie S.A.	1,019
600,158	e	Foot Locker, Inc	40,217
204,912		Foschini Ltd	2,679
120,025	*	Francesca’s Holdings Corp	1,617
101,138		Fred’s, Inc (Class A)	1,951
53,758	*,e	FTD Cos, Inc	1,515
18,900		Fuji Co Ltd	359
12,603	*,e	Gaiam, Inc (Class A)	82
92,196	e	GAME Digital plc	377
143

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
768,669	e	GameStop Corp (Class A)	$33,022
346,291		Gap, Inc	13,218
82,436	*	Genesco, Inc	5,443
152,435		Genuine Parts Co	13,648
158,900	e	Geo Corp	1,954
1,138,000		Giordano International Ltd	615
262,396		GNC Holdings, Inc	11,671
1,728,399	e	Golden Eagle Retail Group Ltd	2,314
576,000		Goldlion Holdings Ltd	261
114,176		GOLFZONYUWONHOLDINGS Co Ltd	1,344
13,948,577		GOME Electrical Appliances Holdings Ltd	3,074
310,656	*,g	GrandVision NV	7,675
80,478		Group 1 Automotive, Inc	7,310
10,515	*	Groupe Fnac	630
5,921,489	*,e	Groupon, Inc	29,785
215,927	*,e	Grupo Famsa SAB de C.V.	140
10,961		GS Home Shopping, Inc	2,062
174,883	e	Guess?, Inc	3,353
58,200	e	Gulliver International Co Ltd	542
649		GwangjuShinsegae Co Ltd	186
201,364		Halfords Group plc	1,670
3,380,000	e	Hang Fat Ginseng Holdings Co Ltd	414
274,225	e	Hankyu Department Stores, Inc	5,710
86,200	e	Happinet Corp	904
1,918,924		Harvey Norman Holdings Ltd	6,663
67,224		Haverty Furniture Cos, Inc	1,453
13,071,063	e	Hengdeli Holdings Ltd	2,614
849,439		Hennes & Mauritz AB (B Shares)	32,694
37,506	*,e	HHgregg, Inc	125
71,770	*,e	Hibbett Sports, Inc	3,343
21,200		Hikari Tsushin, Inc	1,429
5,917,870		Home Depot, Inc	657,653
3,068,065		Home Product Center PCL (Foreign)	612
762,292		Home Retail Group	2,024
7,513	*	Hornbach Baumarkt AG.	276
266,196		Hotai Motor Co Ltd	3,772
42,066		Hotel Shilla Co Ltd	4,205
175,057		HSN, Inc	12,287
135,946		Hudson’s Bay Co	3,020
15,315		Hyundai Department Store Co Ltd	2,016
5,351		Hyundai Home Shopping Network Corp	588
16,400		Ikyu	350
276,081		Imperial Holdings Ltd	4,204
1,066,549		Inchcape plc	13,577
1,164,844		Inditex S.A.	37,994
200,346		Interpark Corp	1,677
8,510		Interpark INT Corp	190
21,466,548	*	Intime Retail Group Co Ltd	28,430
267,128		Isetan Mitsukoshi Holdings Ltd	4,772
1,242,000		IT Ltd	466
34,700		Izumi Co Ltd	1,465
478,419		J Front Retailing Co Ltd	9,004
144

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
97,009	e	Jardine Cycle & Carriage Ltd	$2,382
441,355	e	JB Hi-Fi Ltd	6,626
8,010,526	*,e	JC Penney Co, Inc	67,849
344,799	*,e	JD.com, Inc (ADR)	11,758
11,600	e	Jin Co Ltd	500
51,720		John Menzies plc	398
37,000		Joshin Denki Co Ltd	285
59,600	e	Joyful Honda Co Ltd	1,254
112,709		JUMBO S.A.	836
148,320	e	KappAhl Holding AB	520
29,587	e	Keiyo Co Ltd	136
2,315,333		Kingfisher plc	12,629
61,946		Kirkland’s, Inc	1,726
526,807		Kohl’s Corp	32,983
26,800		Kohnan Shoji Co Ltd	348
17,605		Kolao Holdings	352
32,700		Komeri Co Ltd	747
160,000		Koradior Holdings Ltd	226
129,763	e	K’s Holdings Corp	4,674
437,423		L Brands, Inc	37,500
57,088	*,e	Lands’ End, Inc	1,417
254,000	*,e	Laox Co Ltd	968
13,527		LEADCORP, Inc	212
306,903	e	Lewis Group Ltd	2,487
7,455,119		Li & Fung Ltd	5,910
1,565,364	*	Liberty Interactive Corp	43,439
247,741	*	Liberty TripAdvisor Holdings, Inc	7,982
593,037	*	Liberty Ventures	23,289
63,403		Lithia Motors, Inc (Class A)	7,175
483,905	*	LKQ Corp	14,636
132,037		Lojas Americanas S.A.	563
485,604		Lojas Americanas S.A.(Preference)	2,708
130,164		Lojas Renner S.A.	4,731
670,646		Lookers plc	1,671
7,334		LOTTE Himart Co Ltd	498
22,023		Lotte Shopping Co Ltd	4,625
3,247,748		Lowe’s Companies, Inc	217,502
1,040,000		Luk Fook Holdings International Ltd	3,063
76,005	*,e	Lumber Liquidators, Inc	1,574
2,045,973		Macy’s, Inc	138,042
66,000		Magazine Luiza S.A.	75
301,798	*,e	MakeMyTrip Ltd	5,939
2,933,000		Maoye International Holdings Ltd	673
68,332	*,e	MarineMax, Inc	1,606
53,900		Marisa Lojas S.A.	188
4,072,913		Marks & Spencer Group plc	34,359
519,323		Marui Co Ltd	7,016
107,647	e	Matas A.S.	2,292
31,700		Matsuya Co Ltd	595
43,162	*,e	Mattress Firm Holding Corp	2,631
360,900		MBM Resources BHD	333
24,448		Mekonomen AB	597
145

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
135,593		Men’s Wearhouse, Inc	$8,687
1,783,637		MFI Furniture plc	14,477
143,675	*	Michaels Cos, Inc	3,866
499,680	*	Mobile World Investment Corp	1,682
100,025		Mobilezone Holding AG.	1,829
30,000		momo.com, Inc	262
85,787	e	Monro Muffler, Inc	5,333
203,505	*	Mothercare plc	863
400,599		Mr Price Group Ltd	8,246
209,250	*	Murphy USA, Inc	11,680
550,111	e	Myer Holdings Ltd	518
148,382	e	N Brown Group plc	799
376,000		National Petroleum Co Ltd	450
216,540	*,n	NetFlix, Inc	142,254
1,513,656		New Carphone Warehouse plc	10,763
537,000		New World Department Store China Ltd	143
34,166	*,e	New York & Co, Inc	92
302,413		Next plc	35,395
47,700		Nishimatsuya Chain Co Ltd	480
54,612		Nitori Co Ltd	4,452
20,600	*	Nojima Corp	234
213,172		Nordstrom, Inc	15,881
236,304		Nutri/System, Inc	5,879
461,174	*,e	Ocado Ltd	3,229
1,511,541	*	Office Depot, Inc	13,090
298,153	*,e	Orbitz Worldwide, Inc	3,405
401,739	*	O’Reilly Automotive, Inc	90,785
254,600	e	OSIM International Ltd	313
53,299	e	Outerwall, Inc	4,057
58,619	*,e	Overstock.com, Inc	1,321
2,291,298		Pacific Brands Ltd	564
71,807	*,e	Pacific Sunwear Of California, Inc	82
1,350,100		Padini Holdings BHD	476
11,100		Pal Co Ltd	364
130,100		Paltac Corp	2,302
393,353		Pantaloon Retail India Ltd	634
21,700		Parco Co Ltd	215
325,216	*	Parkson Holdings BHD	134
1,052,000		Parkson Retail Group Ltd	220
107,075	*	Party City Holdco, Inc	2,170
114,382		PC Jeweller Ltd	689
195,783		Penske Auto Group, Inc	10,202
231,044	*	PEP Boys - Manny Moe & Jack	2,835
52,681	e	PetMed Express, Inc	910
276,610		Pets at Home Group plc	1,298
262,410	e	Pier 1 Imports, Inc	3,314
5,209,500	*	Pou Sheng International Holdings Ltd	605
197,286		Poundland Group plc	1,002
49,317		Poya Co Ltd	525
16,689		PPR	2,984
83,950		Premier Investments Ltd	825
163,262	*	Priceline.com, Inc	187,975
146

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
7,441,600		PT ACE Hardware Indonesia Tbk	$360
5,169,315		PT Matahari Department Store Tbk	6,407
718,700		PT Mitra Adiperkasa Tbk	297
3,069,700		PT Mitra Pinasthika Mustika Tbk	140
21,019,700		PT Multipolar Corp Tbk	983
9,160,400		PT Ramayana Lestari Sentosa Tbk	473
2,542,700		PT Tiphone Mobile Indonesia Tbk	185
474,100		PTG Energy PCL	214
938,723		Rakuten, Inc	15,155
100,630		Reitmans Canada Ltd	524
194,690	e	Rent-A-Center, Inc	5,519
126,127	*	Restoration Hardware Holdings, Inc	12,314
1,669,009		Ripley Corp S.A.	692
38,833	*	Risa International Ltd	19
196,692		RONA, Inc	2,391
1,108,817		Ross Stores, Inc	53,900
36,700		Ryohin Keikaku Co Ltd	7,117
1,058,000	e	SA SA International Holdings Ltd	573
640,542		SACI Falabella	4,475
409,831	*	Sally Beauty Holdings, Inc	12,942
32,958	e	Sanrio Co Ltd	895
54,674	e	Sears Canada, Inc	331
26,301	*,e	Sears Holdings Corp	702
24,523	*,e	Sears Hometown and Outlet Stores, Inc	233
332,521	*	Select Comfort Corp	9,999
273,000		Senao International Co Ltd	425
33,700	e	Senshukai Co Ltd	236
10,174	*	Seobu Truck Terminal Co Ltd	238
37,300	e	Seria Co Ltd	1,404
157,000		Shimachu Co Ltd	4,526
165,303		Shimamura Co Ltd	17,355
6,549		Shinsegae Co Ltd	1,571
2,331		Shinsegae International Co Ltd	277
40,537		Shoe Carnival, Inc	1,170
20,931		Shopper’s Stop Ltd	131
105,515	*	Shutterfly, Inc	5,045
984,557		Siam Global House PCL	257
1,423,000		Sichuan Xinhua Winshare Chainstore Co Ltd	1,705
149,312		Signet Jewelers Ltd	19,148
1,630,000		Sincere Watch Hong Kong Ltd	419
137,049		Sonic Automotive, Inc (Class A)	3,266
702,569	*	Sports Direct International plc	7,921
43,730	*,e	Sportsman’s Warehouse Holdings, Inc	497
2,513,000		Springland International Holdings Ltd	875
883,100	*	SSI Group, Inc	193
142,656	e	Stage Stores, Inc	2,501
1,544,111		Staples, Inc	23,640
72,500		Start Today Co Ltd	2,028
80,451		Stein Mart, Inc	842
31,098	e	Stockmann Oyj Abp (B Share)	215
132,174	e	Super Cheap Auto Group Ltd	930
360,474	*	Super Group Ltd	934
147

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
39,943	*	SuperGroup plc	$771
48,109	*,e	Systemax, Inc	416
40,000		Syuppin Co Ltd	635
397,819		Takashimaya Co Ltd	3,606
68,097		Takkt AG.	1,245
2,528,408		Target Corp	206,394
26,300		Telepark Corp	416
7,745,865		Test-Rite International Co	5,323
339,325		Thorn Group Ltd	688
395,134		Tiffany & Co	36,273
79,622	*,e	Tile Shop Holdings, Inc	1,130
123,698	*	Tilly’s, Inc	1,196
1,718,861		TJX Companies, Inc	113,737
15,500		Tokyo Derica Co Ltd	280
19,525	*	Tom Tailor Holding AG.	196
277,850		Tractor Supply Co	24,990
379,217		Trade Me Ltd	871
452,275	e	Travelport Worldwide Ltd	6,232
8,615		Trent Ltd	152
257,047	*	TripAdvisor, Inc	22,399
749,035	e	Truworths International Ltd	5,271
174,203		Tsutsumi Jewelry Co Ltd	4,096
121,366	*,e	Tuesday Morning Corp	1,367
467,290	*	Ulta Salon Cosmetics & Fragrance, Inc	72,173
22,099		United Arrows Ltd	692
146,352	*	Urban Outfitters, Inc	5,122
215,903		USS Co Ltd	3,894
10,344		Valora Holding AG.	2,032
96,420		Via Varejo S.A.	348
220,000	*,e	Vipshop Holdings Ltd (ADR)	4,895
113,645	*,e	Vitamin Shoppe, Inc	4,236
55,781	*,e	VOXX International Corp (Class A)	462
73,200	e	VT Holdings Co Ltd	436
118,343	e	Warehouse Group Ltd	210
53,572	*,e	Wayfair, Inc	2,016
80,430	*	West Marine, Inc	775
313,533		WH Smith plc	7,519
315,310		Williams-Sonoma, Inc	25,941
7,305		Winmark Corp	720
1,105,389		Woolworths Holdings Ltd	8,957
125,454	*,e	World Duty Free S.p.A	1,407
30,700		Xebio Co Ltd	600
324,367	g	XXL ASA	3,573
605,685	e	Yamada Denki Co Ltd	2,423
15,800		Yellow Hat Ltd	307
82,637	*,e	Yoox S.p.A	2,674
240,000	*,g	Zalando SE	8,015
609,623	e	Zhongsheng Group Holdings Ltd	428
4,747	*	zooplus AG.	672
193,521	*,e	zulily, Inc	2,524
101,562	*,e	Zumiez, Inc	2,705
		TOTAL RETAILING	5,020,946
148

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.6%
235,965		A-DATA Technology Co Ltd	$321
137,967	*	Advanced Energy Industries, Inc	3,793
1,886,137	*,e	Advanced Micro Devices, Inc	4,527
38,193,668		Advanced Semiconductor Engineering, Inc	51,749
253,480	e	Advantest Corp	2,636
102,905	*	Aixtron AG.	695
228,000		ALI Corp	118
76,538	*,e	Alpha & Omega Semiconductor Ltd	669
517,788		Altera Corp	26,511
87,234	*,e	Ambarella, Inc	8,958
273,755	*	Amkor Technology, Inc	1,637
166,668		ams AG.	7,289
884,543		Analog Devices, Inc	56,774
14,100		AOI Electronics Co Ltd	568
5,829,421		Applied Materials, Inc	112,041
213,779	*,e	Applied Micro Circuits Corp	1,443
352,650		Ardentec Corp	300
3,326,170		ARM Holdings plc	54,429
182,896		ARM Holdings plc (ADR)	9,011
50,702		ASM International NV	2,346
956,423		ASM Pacific Technology	9,465
21,000	*	ASMedia Technology, Inc	179
601,097		ASML Holding NV	62,525
1,645,115		Atmel Corp	16,213
52,872	*	Atto Co Ltd	672
33,876	*,e	Audience, Inc	166
1,356,879	e,n	Avago Technologies Ltd	180,370
308,397	*	Axcelis Technologies, Inc	913
123,889		BE Semiconductor Industries NV	3,448
3,711,964		Broadcom Corp (Class A)	191,129
186,003		Brooks Automation, Inc	2,130
100,415	*	Cabot Microelectronics Corp	4,731
42,998	*	Cascade Microtech, Inc	655
360,259	*	Cavium Networks, Inc	24,789
56,517	*	Ceva, Inc	1,098
1,630,000	e	China Electronics Corp Holdings Co Ltd	848
11,538	*,e,m	China Energy Savings Technology, Inc	0	^
3,360,000	*	China Jinhai International Group Ltd	429
731,000		Chipbond Technology Corp	1,578
146,727		ChipMOS TECHNOLOGIES Bermuda Ltd	3,205
921,000		ChipMOS Technologies, Inc	1,223
331,176	*	Cirrus Logic, Inc	11,270
99,061		Cohu, Inc	1,311
754,000	*	Comtec Solar Systems Group Ltd	118
166,954	*,e	Cree, Inc	4,346
164,020		CSR plc	2,252
772,019		Cypress Semiconductor Corp	9,079
20,711		D.I Corp	132
393,616		Dainippon Screen Manufacturing Co Ltd	2,477
165,403	*	Dialog Semiconductor plc	8,944
149

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
103,383	*	Diodes, Inc	$2,493
42,672		Disco Corp	3,528
22,976	*	Dongbu HiTek Co Ltd	325
79,708	*	DSP Group, Inc	823
622,000		Elan Microelectronics Corp	866
62,000		Elite Advanced Laser Corp	328
235,000		Elite Semiconductor Memory Technology, Inc	295
64,571		eMemory Technology, Inc	869
375,332	*	Entegris, Inc	5,469
8,090		Eo Technics Co Ltd	680
1,103,054		Epistar Corp	1,474
278,167	*	E-Ton Solar Tech Co Ltd	117
12,925		Eugene Technology Co Ltd	185
684,000		Everlight Electronics Co Ltd	1,311
113,366	*	Exar Corp	1,109
41,186	*	EZchip Semiconductor Ltd	654
543,039	*	Fairchild Semiconductor International, Inc	9,438
335,101		Faraday Technology Corp	412
129,296	*	First Solar, Inc	6,074
3,296,000	*	Forhouse Corp	1,640
281,226	*	Formfactor, Inc	2,587
153,000		Formosa Advanced Technologies Co Ltd	108
202,963	*,e	Freescale Semiconductor Holdings Ltd	8,112
11,375,847	*,e	GCL Poly Energy Holdings Ltd	2,621
22,163	*	GemVax & Kael Co Ltd	814
25,686		Giga Solar Materials Corp	461
263,986	*	Gigastorage Corp	194
341,850	*	Gintech Energy Corp	222
55,000		Global Mixed Mode Technology, Inc	139
80,000		Global Unichip Corp	198
179,300		Globetronics Technology BHD	283
1,427,000		Greatek Electronics, Inc	1,671
241,561	*	Green Energy Technology, Inc	117
1,567,300		Hana Microelectronics PCL (Foreign)	1,876
20,093,078	e,m	Hanergy Thin Film Power Group Ltd	4,257
7,793		Hanmi Semiconductor Co Ltd	97
13,556	*	Hansol LCD, Inc	272
46,036		Hermes Microvision, Inc	2,989
154,000		Holtek Semiconductor, Inc	246
319,000	*,g	Hua Hong Semiconductor Ltd	424
1,062,308		Hynix Semiconductor, Inc	40,263
246,022	*,e	Imagination Technologies Group plc	855
2,681,369		Infineon Technologies AG.	33,275
2,310,644	*	Inotera Memories, Inc	1,840
99,450	*	Inphi Corp	2,273
547,498	*	Integrated Device Technology, Inc	11,881
83,071		Integrated Silicon Solution, Inc	1,839
12,962,888		Intel Corp	394,266
352,325		Intersil Corp (Class A)	4,408
6,353		ISC Co Ltd	218
91,718		IXYS Corp	1,403
4,417,000		King Yuan Electronics Co Ltd	3,858
150

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
287,350		Kinsus Interconnect Technology Corp	$787
408,341		Kla-Tencor Corp	22,953
10,695		Koh Young Technology, Inc	394
50,312	*	Kontron AG.	222
224,892	*,e	Kopin Corp	776
3,457	*	Kulicke & Soffa Industries, Inc	40
1,244,002		Lam Research Corp	101,200
754,000	*	Landing International Development Ltd	58
365,774	*	Lattice Semiconductor Corp	2,154
8,710		LEENO Industrial Inc	397
337,726		Lextar Electronics Corp	219
495,857		Linear Technology Corp	21,932
150,048		Lite-On Semiconductor Corp	117
51,997		Lumens Co Ltd	216
40,512	*,e	MA-COM Technology Solutions	1,550
3,575,400	*	Macronix International	692
222,200		Malaysian Pacific Industries BHD	392
2,881	*,e	Manz Automation AG.	203
4,926,564		Marvell Technology Group Ltd	64,957
82,032	*	Mattson Technology, Inc	275
1,876,623		Maxim Integrated Products, Inc	64,884
130,208	*,e	MaxLinear, Inc	1,575
1,888,135		MediaTek, Inc	25,810
17,500		Megachips Corp	217
58,596		Melexis NV	3,406
345,497	*,e	Mellanox Technologies Ltd	16,788
123,280		Micrel, Inc	1,714
606,418	e	Microchip Technology, Inc	28,759
4,488,094	*,n	Micron Technology, Inc	84,556
14,500	e	Micronics Japan Co Ltd	333
367,258	*	Microsemi Corp	12,836
38,600		Mimasu Semiconductor Industry Co Ltd	388
69,688		Mitsui High-Tec, Inc	486
183,621		MKS Instruments, Inc	6,967
126,530	e	Monolithic Power Systems, Inc	6,416
292,000		Motech Industries, Inc	346
184,126	*,e	NANOCO Group plc	272
65,989	*	Nanometrics, Inc	1,064
597,921		Neo Solar Power Corp	464
29,938	*	NeoPhotonics Corp Ltd	273
127,375	*,e	Nordic Semiconductor ASA	878
2,515,426		Novatek Microelectronics Corp Ltd	12,133
3,300	e	Nuflare Technology, Inc	143
12,719		NVE Corp	997
1,221,140		Nvidia Corp	24,557
943,243	*	NXP Semiconductors NV	92,626
235,479	*	Omnivision Technologies, Inc	6,168
3,239,798	*	ON Semiconductor Corp	37,873
21,000		On-Bright Electronics, Inc	125
354,000		Opto Technology Corp	135
493,000	*	Orient Semiconductor Electronics Ltd	202
318,400		Orise Technology Co Ltd	362
151

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
56,401		Parade Technologies Ltd	$657
142,371	*,e	PDF Solutions, Inc	2,278
71,023		Pericom Semiconductor Corp	934
133,860		Phison Electronics Corp	1,159
168,545	*	Photronics, Inc	1,603
116,613		Pixart Imaging, Inc	381
1,016,513	*	PMC - Sierra, Inc	8,701
144,206		Power Integrations, Inc	6,515
4,263,857		Powertech Technology, Inc	9,226
796,911	*	Qorvo, Inc	63,968
51,631	*,e	QuickLogic Corp	82
2,377,511		Radiant Opto-Electronics Corp	8,817
309,441	*	Rambus, Inc	4,484
1,637,209		Realtek Semiconductor Corp	4,196
32,846	*,e	REC Solar ASA	444
2,003,021	*,e	Renewable Energy Corp AS	429
140,200		Richtek Technology Corp	824
213,591		Rohm Co Ltd	14,310
34,795	*,e	Rubicon Technology, Inc	85
102,779	*	Rudolph Technologies, Inc	1,234
241,400		Samsung Electronics Co Ltd	273,889
32,042		Samsung Electronics Co Ltd (Preference)	28,476
110,000		Sanken Electric Co Ltd	680
25,208,000	*,e	Semiconductor Manufacturing International	2,748
307,910	*	Semtech Corp	6,112
35,540		Seoul Semiconductor Co Ltd	509
212,000	e	Shanghai Fudan Microelectronics Group Co Ltd	232
77,000		Shindengen Electric Manufacturing Co Ltd	385
421,600		Shinko Electric Industries	3,040
1,106,000	*,e	Shunfeng International Clean Energy Ltd	613
29,000	*	ShunSin Technology Holding Ltd	163
35,051	*	Sigma Designs, Inc	418
1,174,000		Sigurd Microelectronics Corp	1,061
44,934		Silergy Corp	463
144,988	*	Silicon Laboratories, Inc	7,831
9,810		Silicon Works Co Ltd	330
5,649,573		Siliconware Precision Industries Co	8,620
20,197	*,m	Simm Tech Co Ltd	171
493,000		Sino-American Silicon Products, Inc	622
704,000		Sitronix Technology Corp	2,292
1,123,095		Skyworks Solutions, Inc	116,914
11,066	*,e	SMA Solar Technology AG.	247
273,616	*	Solartech Energy Corp	160
125,000		Sonix Technology Co Ltd	171
472,000	*,e	Stats ChipPAC Ltd	180
582,012		STMicroelectronics NV	4,765
549,210	*	Sumco Corp	6,869
611,710	*,e	SunEdison, Inc	18,296
402,000	*	Sunplus Technology Co Ltd	221
100,705	*,e	SunPower Corp	2,861
4,778,600		SVI PCL	658
205,000		Taiwan Semiconductor Co Ltd	199
152

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
38,116,067		Taiwan Semiconductor Manufacturing Co Ltd	$173,375
906,941		Taiwan Surface Mounting Technology Co Ltd	1,062
947,095		Teradyne, Inc	18,269
243,859		Tessera Technologies, Inc	9,262
2,564,367	n	Texas Instruments, Inc	132,091
265,581		Tokyo Electron Ltd	16,880
110,100		Tokyo Seimitsu Co Ltd	2,412
516,752		Topco Scientific Co Ltd	972
43,832	*	Tower Semiconductor Ltd	681
497,608		Transcend Information, Inc	1,831
1,746,000	*,m	Trony Solar Holdings Co Ltd.	2
20,842		U-Blox AG.	4,214
11,000		UKC Holdings Corp	235
82,109	*	Ultra Clean Holdings	512
77,401	*	Ultratech, Inc	1,437
39,500		Ulvac, Inc	608
1,499,300		Unisem M BHD	925
23,953,772		United Microelectronics Corp	10,117
14,032,000	*,e	United Photovoltaics Group Ltd	2,205
243,029		Unity Opto Technology Co Ltd	183
780,756		Vanguard International Semiconductor Corp	1,246
111,902	*	Veeco Instruments, Inc	3,216
192,425		Visual Photonics Epitaxy Co Ltd	311
208,000		Walton Advanced Engineering, Inc	57
616,737		Win Semiconductors Corp	859
2,622,000	*	Winbond Electronics Corp	685
164,395	*	Xcerra Corp	1,244
776,555		Xilinx, Inc	34,293
2,462,000	e	Xinyi Solar Holdings Ltd	1,020
74,228		Youngtek Electronics Corp	139
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	3,147,820

SOFTWARE & SERVICES - 8.4%
43,583	*	6D Global Technologies, Inc	285
42,116	*,e	A10 Networks, Inc	271
2,100,234		Accenture plc	203,261
306,869	*	ACI Worldwide, Inc	7,540
3,048,082		Activision Blizzard, Inc	73,794
5,391	*	Actoz Soft Co Ltd	145
191,703	*	Actua Corp	2,734
222,946	*	Acxiom Corp	3,919
10,000		Addcn Technology Co Ltd	132
2,399,096	*	Adobe Systems, Inc	194,351
145,330		Advent Software, Inc	6,425
1,904,000	*,e	AGTech Holdings Ltd	273
5,725		Ahnlab, Inc	264
617,331	*	Akamai Technologies, Inc	43,102
157,540	*,e	Alibaba Group Holding Ltd (ADR)	12,961
414,975	*	Alliance Data Systems Corp	121,148
279,787		Alpha Systems, Inc	4,481
54,682	e	Alten	2,545
283,981		Altium Ltd	970
153

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
140,163		Altran Technologies S.A.	$1,505
621,386		Amadeus IT Holding S.A.	24,806
49,426	*,e	Amber Road, Inc	347
1,255,028	e	Amdocs Ltd	68,512
69,894	*	American Software, Inc (Class A)	664
169,624	*,e	Angie’s List, Inc	1,045
650,039		Anite plc	1,297
108,171	*	Ansys, Inc	9,870
2,113	*	Apigee Corp	21
500,000	*	ASG Group Ltd	351
460,727	*	Aspen Technology, Inc	20,986
189,772		Asseco Poland S.A.	2,920
23,800	*,e	Ateam, Inc	468
148,317		Atos Origin S.A.	11,083
929,301	*,g	Auto Trader Group plc	4,472
932,942	*	Autodesk, Inc	46,717
1,257,110		Automatic Data Processing, Inc	100,858
65,078		Aveva Group plc	1,849
202,809	*	AVG Technologies NV	5,518
6,596		Axway Software S.A.	148
121,611	*	Baidu, Inc (ADR)	24,210
2,384,000	g	BAIOO Family Interactive Ltd	267
185,097	*,e	Bankrate, Inc	1,942
107,690	*,e	Barracuda Networks, Inc	4,267
263,546	*,e	Bazaarvoice, Inc	1,552
43,972		Bechtle AG.	3,331
21,071	*,e	Benefitfocus, Inc	924
148,571	*	Black Knight Financial Services, Inc	4,586
128,000		Blackbaud, Inc	7,290
147,727	*	Blackhawk Network Holdings, Inc	6,086
149,586	*	Blucora, Inc	2,416
254,326		Booz Allen Hamilton Holding Co	6,419
115,004	*	Bottomline Technologies, Inc	3,198
38,377	*,e	Box, Inc	715
213,000	e	Boyaa Interactive International Ltd	159
87,178	*,e	Brightcove, Inc	598
22,100		Broadleaf Co Ltd	297
297,903		Broadridge Financial Solutions, Inc	14,898
111,053	*	BroadSoft, Inc	3,839
23,900		Brogent Technologies, Inc	257
2,068,851		CA, Inc	60,597
80,160	*,e	CACI International, Inc (Class A)	6,484
413,461	*,e	Cadence Design Systems, Inc	8,129
146,723	*	Callidus Software, Inc	2,286
14,115	e	Cancom SE	508
559,095		Cap Gemini S.A.	49,601
45,086		Capcom Co Ltd	873
49,300	*	Carbonite, Inc	582
122,988	*	Cardtronics, Inc	4,557
65,536	*,e	Care.com, Inc	388
212,182		carsales.com Ltd	1,665
32,023		Cass Information Systems, Inc	1,800
154

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
143,539	*	CD Projekt Red S.A.	$908
317,148		CDK Global, Inc	17,120
15,916	e	Cegid Group	670
366,859	*	CGI Group, Inc	14,348
51,400		Chanjet Information Technology Co Ltd	180
60,937	*,e	ChannelAdvisor Corp	728
487,932	*,e	Check Point Software Technologies	38,815
528,000	*	China City Railway Transportation Technology Holdings Co Ltd	197
8,000,000	*,e	China Public Procurement Ltd	263
2,144,000	*,e	Chinasoft International Ltd	1,169
318,819	*	Ciber, Inc	1,100
1,780,314		Cielo S.A.	25,092
262,801	*,e	Cimpress NV	22,117
535,430	*	Citrix Systems, Inc	37,566
18,012		CMC Ltd	558
2,630	*	Code Rebel Corp	85
1,499,942	*	Cognizant Technology Solutions Corp (Class A)	91,631
36,585	e	COLOPL, Inc	739
6,582	*	Com2uSCorp	730
127,856	*	Commvault Systems, Inc	5,422
751,820		Computer Sciences Corp	49,349
38,526	e	Computer Task Group, Inc	297
468,230		Computershare Ltd	4,217
269,018	*	comScore, Inc	14,328
61,530	*	Comverse, Inc	1,236
105,949	*	Constant Contact, Inc	3,047
53,646		Constellation Software, Inc	21,298
271,584	e	Convergys Corp	6,923
116,400	*,e	COOKPAD, Inc	2,110
170,255	*	Cornerstone OnDemand, Inc	5,925
65,174	*	CoStar Group, Inc	13,117
163,198	*,e	Coupons.com, Inc	1,761
47,807	*,e	Covisint Corp	156
6,200	e	CROOZ, Inc	237
93,060	e	CSG Systems International, Inc	2,946
62,790	*,e	Cvent, Inc	1,619
78,930	*	Cyan, Inc	414
68,567		Cyberlink Corp	181
102,083		Cyient Ltd	927
52,135		Daou Technology, Inc	1,293
783,224		Dassault Systemes S.A.	56,857
54,305	*	Datalink Corp	485
439,300		Datasonic Group BHD	124
26,621		Daum Communications	3,010
149,197	*	DealerTrack Holdings, Inc	9,368
17,848	*,e	Demand Media, Inc	114
89,097	*,e	Demandware, Inc	6,333
299,700	e	Dena Co Ltd	5,890
74,430	*	Descartes Systems Group, Inc	1,195
4,179	*	Devsisters Co Ltd	118
179,426		DH Corp	5,735
155

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
168,759	*,e	DHI Group, Inc	$1,500
17,811	e	Digimarc Corp	804
34,400		Digital Garage, Inc	458
128,189	*	Digital Turbine, Inc	387
68,485	*,e	Diligent Board Member Services	257
10,600	e	Dip Corp	1,008
151,001		DST Systems, Inc	19,023
44,200		DTS Corp	998
17,143		DuzonBIzon Co Ltd	230
746,384	e	EarthLink Holdings Corp	5,590
3,154,148	*	eBay, Inc	190,006
77,244	e	Ebix, Inc	2,519
21,817		eClerx Services Ltd	510
137,226	e	Econocom Group	1,128
1,241,997	*	Electronic Arts, Inc	82,593
192,565	e	Elektrobit Oyj	1,009
77,723	*	Ellie Mae, Inc	5,424
198,388	e	Ementor ASA	1,771
183,462	*,e	Endurance International Group Holdings, Inc	3,790
216,521	*,e	EnerNOC, Inc	2,100
11,776		Engineering Ingegneria Informatica S.p.A.	752
121,203	*,e	Envestnet, Inc	4,900
98,076		EOH Holdings Ltd	1,262
232,378	*	EPAM Systems, Inc	16,552
85,017		EPIQ Systems, Inc	1,435
31,481	*	ePlus, Inc	2,413
108,203		Equinix, Inc	27,484
137,834	*	Euronet Worldwide, Inc	8,504
329,983		EVERTEC, Inc	7,009
58,112	*,e	Everyday Health, Inc	743
163,225	*	ExlService Holdings, Inc	5,644
37,500	e	F@N Communications, Inc	277
8,310,965	*	Facebook, Inc	712,790
151,680		Factset Research Systems, Inc	24,650
135,344		Fair Isaac Corp	12,287
321,000	*,g	Feiyu Technology International Co Ltd	139
593,199		Fidelity National Information Services, Inc	36,660
1,325,000	*	Finsoft Corp	154
534,127	*,e	FireEye, Inc	26,124
326,576	*	First American Corp	12,962
708,833	*	Fiserv, Inc	58,713
67,080	*,e	Five9, Inc	351
464,573	*	FleetCor Technologies, Inc	72,501
103,928	*,e	FleetMatics Group plc	4,867
30,432		Forrester Research, Inc	1,096
1,722,228	*	Fortinet, Inc	71,180
90,436		F-Secure Oyj	317
62,400		FUJI SOFT, Inc	1,270
6,749,592		Fujitsu Ltd	37,712
16,600		Future Architect, Inc	108
13,489	*	GameHi Co Ltd	167
68,920	*	GameLoft	295
156

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
4,441	*	Gamevil, Inc	$343
174,740	*	Gartner, Inc	14,989
606,010	*	Genpact Ltd	12,926
14,923	e	GFT Technologies AG.	308
149,431	*	Gigamon, Inc	4,930
230,142	*	Global Cash Access, Inc	1,781
314,358		Global Payments, Inc	32,520
9,521	*,e	Global Sources Ltd	66
40,939	*,e	Globant S.A.	1,246
1,283,536	*,e	Globo plc	1,044
312,840	*,e	Glu Mobile, Inc	1,943
69,500		GMO internet, Inc	932
269,100		GMO Payment Gateway, Inc	8,687
34,548	*	GoDaddy, Inc	974
156,420	*,e	Gogo, Inc	3,352
2,499	*	Golfzon co Ltd	287
1,191,328	*	Google, Inc	620,098
953,713	*	Google, Inc (Class A)	515,043
25,200		Gourmet Navigator, Inc	414
81,250	*	Gravity Co Ltd (ADR)	271
140,100	*,e	Gree, Inc	818
565,577	*	GrubHub, Inc	19,269
65,531	*	GTT Communications, Inc	1,564
58,058	*,e	Guidance Software, Inc	492
285,611	*,e	Guidewire Software, Inc	15,117
1,423,814	e	GungHo Online Entertainment Inc	5,541
14,502		Haansoft, Inc	234
73,168		Hackett Group, Inc	983
270,000	*,e	HC International, Inc	294
802,769		HCL Technologies Ltd	11,595
98,682		Heartland Payment Systems, Inc	5,334
252,679		Hexaware Technologies Ltd	1,011
1,623,000	*	Hi Sun Technology China Ltd	452
139,689	*,e	Higher One Holdings, Inc	418
221,860	*	HomeAway, Inc	6,904
91,194	*,e	Hortonworks, Inc	2,309
118,000	*	Hotto Link, Inc	921
50,246	*	HubSpot, Inc	2,491
430,574		IAC/InterActiveCorp	34,300
144,973	*	iGate Corp	6,914
2,559,000	e	IGG, Inc	1,870
85,390	*	Imperva, Inc	5,781
113,334	e	Indra Sistemas S.A.	1,166
21,982		Industrial & Financial Systems	711
535,200		Ines Corp	5,963
40,751		Info Edge India Ltd	547
319,734	*	Infoblox, Inc	8,380
1,221,300		Infomart Corp	15,427
153,910	*	Informatica Corp	7,460
22,811	e	Information Services Group, Inc	109
27,200		Information Services International-Dentsu Ltd	305
3,086,856		Infosys Technologies Ltd	47,970
157

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
5,918		Init Innovation In Traffic Sys	$162
1,155,292		Innovation Group plc	563
48,708	*,e	Interactive Intelligence, Inc	2,166
194,296	*	Internap Network Services Corp	1,797
2,819,951		International Business Machines Corp	458,693
52,000		International Games System Co Ltd	177
30,400		Internet Initiative Japan, Inc	534
1,400,887		Intuit, Inc	141,167
73,371	*,e	iProperty Group Ltd	135
267,909		Iress Market Technology Ltd	2,089
157,519		iSentia Group Ltd	455
151,160		IT Holdings Corp	3,210
142,500		Itochu Techno-Science Corp	3,549
130,901	e	j2 Global, Inc	8,893
107,766		Jack Henry & Associates, Inc	6,972
6,277	*	JCEntertainment Corp	175
121,093	*	Jive Software, Inc	636
3,773	*	Joymax Co Ltd	78
23,851		Just Dial Ltd	475
2,583,200	*,e	Just Eat plc	16,506
32,600	*	Justsystems Corp	211
24,620		Kakaku.com, Inc	356
9,655	*	KCP Co Ltd	285
13,674		Kginicis Co Ltd	279
10,204		KGMobilians Co Ltd	184
562,079	e	King Digital Entertainment plc	8,010
3,750,000	e	Kingdee International Software Group Co Ltd	2,230
761,865	e	Kingsoft Corp Ltd	2,565
33,000	*,e	KLab, Inc	482
87,833	*	Knot, Inc	1,436
216,668		Konami Corp	4,027
349,312		KPIT Cummins Infosystems Ltd	510
10,907	*	KT Hitel Co Ltd	102
109,456		Leidos Holdings, Inc	4,419
242,372	*,e	LendingClub Corp	3,575
274,779	*	Limelight Networks, Inc	1,083
390,722	*	LinkedIn Corp	80,735
133,900		Linx S.A.	2,090
175,030	*	Lionbridge Technologies	1,080
107,696	*,e	Liquidity Services, Inc	1,037
154,979	*	Liveperson, Inc	1,520
82,978	*	LogMeIn, Inc	5,351
116,906	*	Luxoft Holding, Inc	6,611
34,969	*,e	magicJack VocalTec Ltd	260
511,091	*	Manhattan Associates, Inc	30,487
130,483		Mantech International Corp (Class A)	3,784
186,203		Marchex, Inc (Class B)	922
111,683	*,e	Marin Software, Inc	753
92,956	*,e	Marketo, Inc	2,608
28,500	e	Marvelous AQL, Inc	358
5,079,436		Mastercard, Inc (Class A)	474,826
27,722		Matrix IT Ltd	153
158

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
343,378		MAXIMUS, Inc	$22,570
16,589	*	MAXPOINT INTERACTIVE,Inc	134
259,763		Mentor Graphics Corp	6,866
16,218	e	Mercadolibre, Inc	2,298
347,672		Micro Focus International plc	7,427
27,237,382		Microsoft Corp	1,202,530
181,879	*	MicroStrategy, Inc (Class A)	30,934
321,611	*,e	Millennial Media, Inc	521
87,044		MindTree Ltd	1,740
14,800		Mitsubishi Research Institute, Inc	353
239,930	e	Mixi Inc	11,904
45,553	*,e	MobileIron, Inc	269
889,826	*,e	Mobileye NV	47,312
55,485	*	Model N, Inc	661
134,845	*,e	ModusLink Global Solutions, Inc	458
84,773	*	MoneyGram International, Inc	779
1,036,097		Moneysupermarket.com Group plc	4,732
1,879,994	*,e	Monitise plc	318
1,325,640		Mono Technology PCL	125
128,668		Monotype Imaging Holdings, Inc	3,102
408,015	*,e	Monster Worldwide, Inc	2,668
121,604		Mphasis Ltd	784
482,000		My EG Services BHD	355
80,226	*,e	Myriad Group AG.	455
664,000	*,e	National Agricultural Holdings Ltd	374
43,265		Naver Corp	24,559
40,010		NCsoft	7,110
22,500		NEC Networks & System Integration Corp	491
35,824		Nemetschek AG.	1,153
11,733	*	Neowiz Games Corp	204
523,400		NET One Systems Co Ltd	3,674
361,500	e	NetDragon Websoft, Inc	1,382
57,500		Netease.com (ADR)	8,330
27,065	e	NetEnt AB	1,050
101,686	*,e	Netscout Systems, Inc	3,729
84,636	*,e	NetSuite, Inc	7,765
171,061	*,e	NeuStar, Inc (Class A)	4,997
14,986	*,e	New Relic, Inc	527
523,464		Nexon Co Ltd	7,207
174,040	*,e	NEXTDC Ltd	320
15,451	*	NHN Entertainment Corp	825
293,943		NIC, Inc	5,373
75,026		Nice Systems Ltd	4,765
13,600		NIFTY Corp	164
283,000		Nihon Unisys Ltd	2,906
56,041		NIIT Technologies Ltd	343
168,719		Nintendo Co Ltd	28,147
34,300		Nippon System Development Co Ltd	453
72,800		Nomura Research Institute Ltd	2,847
23,900		NS Solutions Corp	790
159,351		NTT Data Corp	6,959
783,587	*	Nuance Communications, Inc	13,721
159

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
9,900		OBIC Business Consultants Ltd	$373
68,800		Obic Co Ltd	3,067
109,929		Open Text Corp	4,465
120,069	e	Opera Software ASA	1,034
70,023	*,e	OPOWER, Inc	806
458,475	*,e	Optimal Payments plc	1,686
13,952,244		Oracle Corp	562,276
57,449		Oracle Corp Japan	2,402
10,003	*	OSANGJAIEL Co Ltd	167
51,499		Otsuka Corp	2,404
255,000		Ourgame International Holdings Ltd	213
410,700	e	Pacific Online	180
454,835	*	Pandora Media, Inc	7,068
31,043	*,e	Park City Group, Inc	385
698,358		Paychex, Inc	32,739
61,092	*	Paycom Software, Inc	2,086
45,437	*,e	Paylocity Holding Corp	1,629
64,713		PC Home Online	1,068
263,000	e	PCA Corp	3,284
175,015		Pegasystems, Inc	4,006
96,011	*	Perficient, Inc	1,847
59,245		Persistent Systems Ltd	558
18,865	*	PFSweb, Inc	261
639,860		Playtech Ltd	8,228
176,630		Polaris Software Lab Ltd	437
49,328		POSDATA Co Ltd	236
71,652	*	PRGX Global, Inc	315
180,414	*	Progress Software Corp	4,961
249,119	*,e	Proofpoint, Inc	15,861
67,240	*	PROS Holdings, Inc	1,419
557,495	*	PTC, Inc	22,868
108,592	*	Q2 Holdings, Inc	3,068
18,832		QAD, Inc (Class A)	498
84,916	e	QIWI plc (ADR)	2,382
533,925	*	QLIK Technologies, Inc	18,666
134,756	*,e	Qualys, Inc	5,437
408,998	m	Quindell plc	802
136,268	*	QuinStreet, Inc	879
444,165	*	Rackspace Hosting, Inc	16,518
70,424	*	Rally Software Development Corp	1,370
71,992	*	RealNetworks, Inc	389
146,410	*,e	RealPage, Inc	2,792
652,983	*	Red Hat, Inc	49,581
98,177	*,e	Redknee Solutions, Inc	373
35,386		Reis, Inc	785
10,690		Reply S.p.A.	1,092
181,099	*,e	RetailMeNot, Inc	3,229
27,233	e	RIB Software AG.	439
10,866	*,e	Rightside Group Ltd	74
68,247	*,e	Rocket Fuel, Inc	560
59,925	*	Rolta India Ltd	95
54,007	*,e	Rosetta Stone, Inc	431
160

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
280,130	*,e	Rovi Corp	$4,468
243,701	*	Rubicon Project, Inc	3,646
642,326		Sabre Corp	15,287
52,308	e	SafeCharge International Group Ltd	223
1,795,578		Sage Group plc	14,454
3,914,009	*	Salesforce.com, Inc	272,532
686,600		Samart Corp PCL	573
30,269		Samsung SDS Co Ltd	7,030
942,816		SAP AG.	66,069
106,786	e	Sapiens International Corp NV	1,108
6,819		SBSi Co Ltd	99
243,049		Science Applications International Corp	12,845
74,589	*	Sciquest, Inc	1,105
87,006	*	Seachange International, Inc	610
1,162,189	*	ServiceNow, Inc	86,362
187,772	*,e	ServiceSource International LLC	1,027
105,830		Shanghai Baosight Software Co Ltd	449
43,499	*,e	Shutterstock, Inc	2,551
102,505	*,e	Silver Spring Networks, Inc	1,272
5,098,920	e	Silverlake Axis Ltd	3,702
46,247	e	SimCorp AS	1,842
382,000		Sinosoft Technology Group Ltd	279
22,019		SK C&C Co Ltd	5,448
11,965	*	SK Communications Co Ltd	74
24,100		SMS Co Ltd	320
55,747		Software AG.	1,528
87,540		Soft-World International Corp	176
389,543	*	SolarWinds, Inc	17,970
100,562		Solera Holdings, Inc	4,481
391,630		Sonda S.A.	818
15,059	e	Sopra Group S.A.	1,357
355,033	*	Splunk, Inc	24,717
45,488	*,e	SPS Commerce, Inc	2,993
78,327		Square Enix Co Ltd	1,732
99,926		SS&C Technologies Holdings, Inc	6,245
53,201	*	Stamps.com, Inc	3,914
71,542		Sumisho Computer Systems Corp	2,182
11,158		SundayToz Corp	164
689,000		SUNeVision Holdings Ltd	229
168,336	*	Sykes Enterprises, Inc	4,082
952,124		Symantec Corp	22,137
100,319	*	Synchronoss Technologies, Inc	4,588
469,879	*	Synopsys, Inc	23,799
143,837	*	Syntel, Inc	6,829
160,000		Systex Corp	364
137,250	*	TA Indigo Holding Corp	1,635
159,721	*	Tableau Software, Inc	18,416
736,895	*,e	Take-Two Interactive Software, Inc	20,316
108,113	*	Tangoe, Inc	1,360
788,446		Tata Consultancy Services Ltd	31,584
6,842	*	Tata Elxsi Ltd	129
278,644		Tech Mahindra Ltd	2,091
161

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
578,328		Technology One Ltd	$1,625
56,538	*	TechTarget, Inc	505
120,000		Tecmo Koei Holdings Co Ltd	2,064
218,198		Telecity Group plc	3,525
150,152	*,e	TeleCommunication Systems, Inc (Class A)	497
69,097	*	TeleNav, Inc	556
78,411		TeleTech Holdings, Inc	2,123
104,245		Temenos Group AG.	3,451
11,688,452		Tencent Holdings Ltd	233,728
190,455	*,e	Teradata Corp	7,047
52,504	*,e	Textura Corp	1,461
341,000	g	Tian GE Interactive Holdings Ltd	205
131,323		Tietoenator Oyj	3,066
264,666	*	TiVo, Inc	2,684
598,768		Total System Services, Inc	25,011
116,719		Totvus S.A.	1,464
77,600		Trans Cosmos, Inc/Japan	2,064
35,279	*,e	Travelzoo, Inc	398
61,373	*,e	Tremor Video, Inc	179
176,403		Trend Micro, Inc	6,034
130,782	*,e	TrueCar, Inc	1,568
14,493	*,e	TubeMogul, Inc	207
90,357	*,e	Tungsten Corp plc	93
1,219,411	*	Twitter, Inc	44,167
151,479	*	Tyler Technologies, Inc	19,598
95,709	*	Ubisoft Entertainment	1,711
84,529	*	Ultimate Software Group, Inc	13,891
142,266	*,e	Unisys Corp	2,844
66,148		United Internet AG.	2,940
37,419	*	United Online, Inc	586
12,400	e	UNITED, Inc	150
66,715	*,e	Unwired Planet, Inc	41
2,740,000	*,e	V1 Group Ltd	276
108,393		Vakrangee Ltd	197
474,352	*	Vantiv, Inc	18,115
23,812	*,e	Varonis Systems, Inc	526
114,223	*,e	Vasco Data Security International	3,448
140,000	*,e	V-Cube, Inc	2,127
655,377	*	VeriFone Systems, Inc	22,257
162,627	*	Verint Systems, Inc	9,879
399,435	*,e	VeriSign, Inc	24,653
119,048	*,e	VirnetX Holding Corp	500
74,703	*	Virtusa Corp	3,840
9,025,716		Visa, Inc (Class A)	606,077
480,081	*	VMware, Inc (Class A)	41,162
103,807	*,e	Vringo, Inc	58
106,834	*,e	WebMD Health Corp (Class A)	4,731
273,858	*	Website Pros, Inc	6,633
11,204	*	Webzen, Inc	321
7,808	*	WeMade Entertainment Co Ltd	252
1,091,208	e	Western Union Co	22,184
121,918	*	WEX, Inc	13,895
162

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
956,708		Wipro Ltd	$8,211
259,228		Wirecard AG.	9,922
88,124	*,e	Wix.com Ltd	2,081
523,043	*	Workday, Inc	39,955
47,103	*,e	Workiva, Inc	651
232,926		Xchanging plc	441
65,447	*,e	Xero Ltd	800
2,638,611		Xerox Corp	28,075
7,093		XING AG.	1,163
17,375		X-Legend Entertainment Co Ltd	81
88,193	*,e	Xoom Corp	1,857
58,000		XPEC Entertainment, Inc	271
3,750,000		Xurpas, Inc	918
481,448		Yahoo! Japan Corp	1,943
4,976,265	*	Yahoo!, Inc	195,517
30,800	*	Yandex NV	469
128,619	*,e	Yelp, Inc	5,534
17,302	*	Yodlee, Inc	250
31,238	*,e	YuMe, Inc	169
57,070	*	Zendesk, Inc	1,268
9,288	*	Zensar Technologies Ltd	96
84,657	*,e	Zillow Group, Inc	7,343
158,821	*	Zix Corp	821
209,441	e,g	Zoopla Property Group plc	915
1,662,311	*,e	Zynga, Inc	4,754
		TOTAL SOFTWARE & SERVICES	10,361,374

TECHNOLOGY HARDWARE & EQUIPMENT - 5.0%
205,635	*,e	3D Systems Corp	4,014
854,721	e	AAC Technologies Holdings, Inc	4,820
2,399,292		Accton Technology Corp	1,142
2,838,478	*	Acer, Inc	1,374
93,400		Adlink Technology, Inc	315
198,150		Adtran, Inc	3,220
36,000		Advanced Ceramic X Corp	306
311,059		Advantech Co Ltd	2,136
33,753	*,e	Aerohive Networks, Inc	236
53,569	*	Agilysys, Inc	492
36,900		Ai Holdings Corp	652
300,000	*	AKM Industrial Co Ltd	68
7,767,857	*,e	Alcatel S.A.	28,331
1,413,022		Alcatel-Lucent (ADR)	5,115
55,468	e	Alliance Fiber Optic Products, Inc	1,029
1,350,000		Alpha Networks, Inc	833
404,100	e	Alps Electric Co Ltd	12,462
166,100		Amano Corp	2,171
786,899		Amphenol Corp (Class A)	45,617
542,621		Anixter International, Inc	35,352
137,900		Anritsu Corp	930
2,796,000	e,m	Anxin-China Holdings Ltd	69
20,539,624		Apple, Inc	2,576,182
40,415	*,e	Applied Optoelectronics, Inc	702
163

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
110,980	*,e	Arista Networks, Inc	$9,072
463,755	*	ARRIS Group, Inc	14,191
147,973	*	Arrow Electronics, Inc	8,257
34,623		Ascom Holding AG.	609
203,000	*	Asia Optical Co, Inc	225
1,392,464		Asia Vital Components Co Ltd	1,225
85,000		ASROCK, Inc	156
743,262		Asustek Computer, Inc	7,239
69,000		Aten International Co Ltd	204
25,222,690		AU Optronics Corp	11,191
25,948		Austria Technologie & Systemtechnik AG.	376
79,943	*	Avid Technology, Inc	1,066
36,865	*,e	Avigilon Corp	497
212,452		Avnet, Inc	8,734
151,281		AVX Corp	2,036
39,941	e	Badger Meter, Inc	2,536
25,550		Barco NV	1,637
46,003		Bel Fuse, Inc (Class B)	944
117,704		Belden CDT, Inc	9,561
253,103	*	Benchmark Electronics, Inc	5,513
1,784,000	*	Benq Corp	693
1,056,000		BenQ Materials Corp	799
61,727		Black Box Corp	1,235
774,767	*,e	Blackberry Ltd (New)	6,333
804,000		Boardtek Electronics Corp	1,163
2,415,788		Brocade Communications Systems, Inc	28,700
451,777		Brother Industries Ltd	6,391
2,274,000		BYD Electronic International Co Ltd	3,075
171,480	*,e	CalAmp Corp	3,131
6,580,015		CalComp Electronics Thailand PCL	673
117,414	*,e	Calix Networks, Inc	894
18,800	*	Canon Electronics, Inc	367
2,286,971	e	Canon, Inc	74,186
274,000		Career Technology Co Ltd	227
868,000	*	Casetek Holdings Ltd	5,369
2,039,853		Catcher Technology Co Ltd	25,502
254,000		Catic Shenzhen Holdings Ltd	230
397,603		CDW Corp	13,630
370,340	*	Celestica, Inc	4,311
181,938		Checkpoint Systems, Inc	1,852
1,520,402		Cheng Uei Precision Industry Co Ltd	2,625
598,222		Chicony Electronics Co Ltd	1,606
1,589,663		Chimei Materials Technology Corp	1,386
1,830,000	e	China Aerospace International Holdings Ltd	430
474,000	e	China All Access Holdings Ltd	202
8,280,000		China Fiber Optic Network System Group Ltd	2,825
3,760,000	*,e	China Innovationpay Group Ltd	538
365,000		Chin-Poon Industrial Co	556
303,840		Chroma ATE, Inc	672
3,042,948	*,e	Ciena Corp	72,057
23,331,153		Cisco Systems, Inc	640,674
957,845		Citizen Watch Co Ltd	6,683
164

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
30,503	*,e	Clearfield, Inc	$485
486,423		Clevo Co	569
2,074,000	*	CMC Magnetics Corp	246
222,008		Cognex Corp	10,679
94,784	*	Coherent, Inc	6,017
1,021,105	e	Comba Telecom Systems Holdings Ltd	272
1,817		Comet Holding AG.	1,512
241,191	*	CommScope Holding Co, Inc	7,359
15,057,021		Compal Electronics, Inc	11,453
5,773,000		Compeq Manufacturing Co	3,414
42,484		Comtech Telecommunications Corp	1,234
54,600	*,e	Control4 Corp	485
2,336,000		Coolpad Group Ltd	808
1,775,500		Coretronic Corp	2,165
2,256,958		Corning, Inc	44,530
1,239,000		Coxon Precise Industrial Co Ltd	2,741
113,572	*,e	Cray, Inc	3,352
17,912	*	CrucialTec Co Ltd	174
116,648		CTS Corp	2,248
20,404	*,e	CUI Global, Inc	103
237,000		CyberTAN Technology, Inc	167
122,990		Daeduck Electronics Co	817
106,127		Daeduck GDS Co Ltd	926
664,000		Daiwabo Co Ltd	1,319
131,486		Daktronics, Inc	1,559
10,945		Daou Data Corp	199
48,504		Datalogic S.p.A.	709
181,483		DataTec Ltd	962
112,000		Delta Electronics Thai PCL	299
1,908,951		Delta Electronics, Inc	9,766
238,000		Denki Kogyo Co Ltd	1,136
206,510		Diebold, Inc	7,228
90,126	*	Digi International, Inc	861
2,117,000		Digital China Holdings Ltd	2,848
16,727		Digital Multimedia Technologies S.p.A.	1,008
647,980		D-Link Corp	271
90,589		Dolby Laboratories, Inc (Class A)	3,595
168,720	*	Dot Hill Systems Corp	1,033
60,803	*	DTS, Inc	1,854
644,000		Dynapack International Technology Corp	1,365
269,700		Eastern Communications Co Ltd	262
49,663	*,e	Eastman Kodak Co	834
180,943	*	EchoStar Corp (Class A)	8,808
58,671		Eizo Nanao Corp	1,349
24,400	e	Elecom Co Ltd	599
82,907	e	Electro Rent Corp	900
61,797	e	Electro Scientific Industries, Inc	326
1,032,564		Electrocomponents plc	3,430
129,529	*	Electronics for Imaging, Inc	5,636
23,000		Elematec Corp	552
2,036,654		Elite Material Co Ltd	3,966
1,653,324		Elitegroup Computer Systems Co Ltd	1,684
165

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
5,087,719		EMC Corp	$134,265
61,097	*	EMCORE Corp	368
35,000		Ennoconn Corp	418
11,600		Enplas Corp	472
6,041,843		Ericsson (LM) (B Shares)	62,927
108,121	e	Esprinet S.p.A.	873
12,155	e	EVS Broadcast Equipment S.A.	352
502,410	*	Extreme Networks, Inc	1,351
544,357	*	F5 Networks, Inc	65,513
146,503	*	Fabrinet	2,744
62,080	*	FARO Technologies, Inc	2,899
167,206		FEI Co	13,866
2,676,000		FIH Mobile Ltd	1,619
56,040	*,e	Fingerprint Cards AB	1,205
280,812	*,e	Finisar Corp	5,018
154,110		Firich Enterprises Co Ltd	579
446,691	*,e	Fitbit, Inc	17,077
194,628		FLEXium Interconnect, Inc	788
1,833	*,e	Flextronics International Ltd	21
323,515		Flir Systems, Inc	9,971
89,854		Flytech Technology Co Ltd	358
1,948,601		Foxconn Technology Co Ltd	7,070
1,447,381		Fujifilm Holdings Corp	51,654
3,932,000	*,e	GCL New Energy Holdings Ltd	345
66,370	e	Gemalto NV	5,933
209,913		Gemtek Technology Corp	145
58,909	*	Genius Electronic Optical Co Ltd	127
44,677		GeoVision, Inc	135
1,722,000		Getac Technology Corp	1,347
1,918,000		Gigabyte Technology Co Ltd	1,945
332,000	*	Gold Circuit Electronics Ltd	136
268,000	e	Goldpac Group Ltd	171
5,264	*	Green Cross Cell Corp	316
3,323,400	e	GSH Corp Ltd	165
133,189	*	GSI Group, Inc	2,002
943,282		Halma plc	11,287
22,600		Hamamatsu Photonics KK	666
2,334,105		HannStar Display Corp	405
307,463	*	Harmonic, Inc	2,100
388,104		Harris Corp	29,849
9,057,281		Hewlett-Packard Co	271,809
149,724		Hexagon AB (B Shares)	5,423
785,725	*	High Tech Computer Corp	1,830
6,400		Hirose Electric Co Ltd	917
111,246		Hitachi High-Technologies Corp	3,127
122,000		Hitachi Kokusai Electric, Inc	1,853
11,138,098		Hitachi Ltd	73,373
417,800		Hitachi Maxell Ltd	6,746
570,100		Holystone Enterprise Co Ltd	782
28,061,252		Hon Hai Precision Industry Co, Ltd	88,179
89,795		Horiba Ltd	3,648
201,600		Hosiden Corp	1,234
166

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
86,481		Humax Co Ltd	$1,360
272,400		Ibiden Co Ltd	4,607
290,000		Ichia Technologies, Inc	237
7,800		Icom, Inc	196
200,476		ICP Electronics, Inc	351
212,806	*	II-VI, Inc	4,039
13,810	*	Iljin Materials Co Ltd	87
88,697	*	Imation Corp	360
126,355	*	Immersion Corp	1,601
344,712		Inari Amertron BHD	296
4,649		Inficon Holding AG.	1,589
351,661	*,e	Infinera Corp	7,378
75,110		Ingenico	8,837
372,369	*	Ingram Micro, Inc (Class A)	9,320
8,200,288		InnoLux Display Corp	4,272
137,602	*	Insight Enterprises, Inc	4,116
102,802		InterDigital, Inc	5,848
53,097	*,e	Intevac, Inc	311
206,428	*,e	InvenSense, Inc	3,117
8,925,349		Inventec Co Ltd	6,175
69,335	*,e	IPG Photonics Corp	5,906
8,400		Iriso Electronics Co Ltd	595
67,400		ITC Networks Corp	731
715,357		ITEQ Corp	485
111,072	*	Itron, Inc	3,825
15,513		Ituran Location and Control Ltd	383
200,288	*	Ixia	2,492
917,788		Jabil Circuit, Inc	19,540
173,493		Japan Aviation Electronics Industry Ltd	4,716
14,400	e	Japan Cash Machine Co Ltd	196
16,600		Japan Digital Laboratory Co Ltd	232
476,831	*	Japan Display, Inc	1,800
82,535		Japan Radio Co Ltd	285
1,438,400		JCY International BHD	269
2,688,108	*	JDS Uniphase Corp	31,128
42,816		Jenoptik AG.	516
54,700		Jentech Precision Industrial Co Ltd	96
2,979,125	e	Ju Teng International Holdings Ltd	1,434
2,024,982		Juniper Networks, Inc	52,589
14,800		Kaga Electronics Co Ltd	192
9,000		Kanematsu Electronics Ltd	149
4,302	e	Kapsch TrafficCom AG.	106
241,900		KCE Electronics PCL	397
152,575	*,e	Kemet Corp	439
23,703		Keyence Corp	12,775
548,968	*	Keysight Technologies, Inc	17,122
12,940		KH Vatec Co Ltd	228
72,459	*	Kimball Electronics, Inc	1,057
795,560		Kingboard Chemical Holdings Ltd	1,374
940,000	e	Kingboard Laminates Holdings Ltd	447
442,181	*,e	Knowles Corp	8,003
76,400		Koa Corp	821
167

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
11,488		KONA I Co Ltd	$340
593,409		Konica Minolta Holdings, Inc	6,916
40,209		Kudelski S.A.	570
46,769	*	KVH Industries, Inc	629
131,310		Kyocera Corp	6,827
264,278		Laird Group plc	1,526
243,892		Largan Precision Co Ltd	27,840
10,174,323		Lenovo Group Ltd	14,067
97,227		Lexmark International, Inc (Class A)	4,297
12,342		LG Innotek Co Ltd	1,108
237,856		LG.Philips LCD Co Ltd	5,492
5,033,011		Lite-On Technology Corp	5,905
129,185		Littelfuse, Inc	12,258
383,471		Logitech International S.A.	5,619
58,000		Lotes Co Ltd	190
808,000		Loxley PCL	86
60,575		Lumax International Corp Ltd	108
31,800	*	Macnica Fuji Electronics Holdings, Inc	393
145,000		Marubun Corp	1,141
7,400		Maruwa Co Ltd	156
72,263	*,e	Maxwell Technologies, Inc	431
46,900	e	Melco Holdings, Inc	885
134,232	*	Mercury Computer Systems, Inc	1,965
144,076		Merry Electronics Co Ltd	334
7,324	e	Mesa Laboratories, Inc	651
181,497		Methode Electronics, Inc	4,982
288,075		Micronic Laser Systems AB	2,094
3,705,000		Micro-Star International Co Ltd	3,745
161,000		MIN AIK Technology Co Ltd	471
491,500		Mitac Holdings Corp	528
327,600	e	Mitsumi Electric Co Ltd	2,221
308,387		Motorola, Inc	17,683
41,486		MTS Systems Corp	2,860
62,241	*	Multi-Fineline Electronix, Inc	1,361
577,036		Murata Manufacturing Co Ltd	100,702
204,000	*	Nan Ya Printed Circuit Board Corp	269
196,000		Nanjing Panda Electronics	230
249,136		National Instruments Corp	7,340
936,020	*	NCR Corp	28,174
1,468,382		NEC Corp	4,444
33,820	e	Neopost S.A.	1,455
592,866		NetApp, Inc	18,711
117,675	*	Netgear, Inc	3,533
156,346	*	Newport Corp	2,964
278,026		Nichicon Corp	2,261
135,349	*,e	Nimble Storage, Inc	3,798
13,300	e	Nippon Ceramic Co Ltd	185
301,000	*	Nippon Chemi-Con Corp	906
238,141		Nippon Electric Glass Co Ltd	1,204
121,500		Nippon Signal Co Ltd	1,333
62,300		Nohmi Bosai Ltd	743
551,444		Nokia Corp	3,777
168

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
4,997,570		Nokia Oyj	$34,068
96,694	*	Novatel Wireless, Inc	314
10,533	*,e	Numerex Corp	90
280,555	*,e	Oclaro, Inc	634
1,182,000		Oki Electric Industry Co Ltd	2,480
595,256		Omron Corp	25,857
164,775	e	Opus Group AB	155
114,732	*	OSI Systems, Inc	8,122
52,112		Oxford Instruments plc	794
923,455		Pace plc	5,399
566,262	*,n	Palo Alto Networks, Inc	98,926
352,224		Pan-International Industrial	168
69,697		Park Electrochemical Corp	1,335
84,419	*,e	Parkervision, Inc	32
8,134	*	Parrot S.A.	365
136,685		Partron Co Ltd	1,036
4,138,400	*	PAX Global Technology Ltd	5,928
45,014		PC Connection, Inc	1,114
6,331,324		Pegatron Technology Corp	18,525
154,660		Plantronics, Inc	8,709
93,451	*	Plexus Corp	4,101
456,551	*	Polycom, Inc	5,223
38,240		Posiflex Technology, Inc	194
901,555		Premier Farnell plc	2,449
1,801,000		Primax Electronics Ltd	2,280
756,100	*	Prime View International Co Ltd	346
73,484	*	PS IT Infrastructure & Service Ltd	18
244,932	*	QLogic Corp	3,476
3,158,050		Qualcomm, Inc	197,789
2,847,217		Quanta Computer, Inc	6,733
1,238,000		Quanta Storage, Inc	1,156
715,559	*,e	Quantum Corp	1,202
112,640	*,e	RealD, Inc	1,389
471,960		Redington India Ltd	715
85,265		Renishaw plc	3,064
422,411		Ricoh Co Ltd	4,376
25,700		Riso Kagaku Corp	486
2,169,000	*	Ritek Corp	230
77,509	*	Rofin-Sinar Technologies, Inc	2,139
98,949	*	Rogers Corp	6,544
8,500		Roland DG Corp	240
313,421	*,e	Ruckus Wireless, Inc	3,241
29,100		Ryosan Co Ltd	765
18,100		Ryoyo Electro Corp	233
12,952		Sam Young Electronics Co Ltd	168
564,100		Samart I-Mobile PCL	40
89,170		Samsung Electro-Mechanics Co Ltd	4,079
57,091		Samsung SDI Co Ltd	5,662
302,273		SanDisk Corp	17,598
303,063	*	Sandvine Corp	871
400,964	*,e	Sanmina Corp	8,083
80,928	*	Scansource, Inc	3,080
169

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,260,799	e	Seagate Technology, Inc	$59,888
595,300		Seiko Epson Corp	10,549
20,000	*	Senao Networks, Inc	177
981,000		Sercomm Corp	1,977
9,835		SFA Engineering Corp	433
114,800	*	Shanghai Potevio Co Ltd	166
102,876		Shimadzu Corp	1,396
490,883	*,e	ShoreTel, Inc	3,328
31,245	*,e	Sierra Wireless, Inc	776
37,400	e	Siix Corp	981
96,116	*,e	Silicon Graphics International Corp	622
259,342		Simplo Technology Co Ltd	1,200
1,081,000		Sinbon Electronics Co Ltd	2,014
4,510		Sindoh Co Ltd	259
745,000	*	Sintek Photronic Corp	100
518,000		Sirtec International Co Ltd	991
52,000		SMK Corp	209
256,708	*,e	Sonus Networks, Inc	1,776
117,380		Spectris plc	3,889
1,895		Spigen Korea Co Ltd	159
830,362		Spirent Communications plc	1,183
102,175		Sterlite Technologies Ltd	135
143,496	*,e	Stratasys Ltd	5,012
7,070,000	*,e	Suncorp Technologies Ltd	473
863,000	e	Sunny Optical Technology Group Co Ltd	1,878
99,757	*	Super Micro Computer, Inc	2,951
9,205	*	Suprema, Inc	190
236,086	*,m	SVA Electron Co Ltd	183
99,833	*	Synaptics, Inc	8,659
2,648,000	e	Synertone Communication Corp	166
77,174		SYNNEX Corp	5,648
1,213,402		Synnex Technology International Corp	1,799
21,000	*,e	Tabuchi Electric Co Ltd	195
750,972		Taiflex Scientific Co Ltd	1,043
1,495,577		Taiwan PCB Techvest Co Ltd	2,097
158,503		Taiyo Yuden Co Ltd	2,222
3,375,000	e	TCL Communication Technology Holdings Ltd	3,154
143,790		TDK Corp	11,010
423,898		TE Connectivity Ltd	27,257
145,562	*	Tech Data Corp	8,379
356,000	*	Technovator International Ltd	302
89,007	*	Telit Communications plc	405
4,612	e	Tessco Technologies, Inc	91
800,095		Test Research, Inc	1,759
350,773	*,e	Thin Film Electronics ASA	227
33,000		Toko, Inc	90
124,625		Tong Hsing Electronic Industries Ltd	352
18,100,000	e	Tongda Group Holdings Ltd	3,496
69,000		Topcon Corp	1,663
130,000		Toshiba TEC Corp	703
22,400		Toyo Corp/Chuo-ku	189
292,003		TPK Holding Co Ltd	1,691
170

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,940,000		Tpv Technology Ltd	$408
604,000		Trigiant Group Ltd	187
432,456	*	Trimble Navigation Ltd	10,145
1,561,932		Tripod Technology Corp	2,785
1,724,000	e	Truly International Holdings	709
18,000		TSC Auto ID Technology Co Ltd	158
161,840		TT electronics plc	369
331,862	*	TTM Technologies, Inc	3,315
1,464,039		TXC Corp	1,889
82,359	e	Ubiquiti Networks, Inc	2,628
1,319,383		Unimicron Technology Corp	678
439,937		Unitech Printed Circuit Board Corp	175
133,236	*,e	Universal Display Corp	6,892
615,595		Venture Corp Ltd	3,529
115,359	*,e	Viasat, Inc	6,952
242,249	*,e	Violin Memory, Inc	594
209,515	e	Vishay Intertechnology, Inc	2,447
43,922	*	Vishay Precision Group, Inc	661
56,371		Vivotek, Inc	142
1,912,800		VST Holdings Ltd	698
413,200	e	Vtech Holdings Ltd	5,480
144,200	e	Wacom Co Ltd	523
559,000		Wah Lee Industrial Corp	959
462,769	*	Walsin Technology Corp	189
1,386,000		Wasion Group Holdings Ltd	2,136
1,104,283		Western Digital Corp	86,598
105,160		Wi-Lan, Inc	243
141,647		Wincor Nixdorf AG.	5,567
190,500	*,b,m	Wintek Corp	0	^
2,390,264		Wistron Corp	1,812
1,471,032		Wistron NeWeb Corp	4,177
1,193,872		WPG Holdings Co Ltd	1,495
1,555,064		WT Microelectronics Co Ltd	2,343
174,710		Xaar plc	1,276
15,750	*,m	Ya Hsin Industrial Co Ltd	0	^
1,693,000		Yageo Corp	2,655
62,893		Yamatake Corp	1,626
88,000	g	Yangtze Optical Fibre and Cable Joint Stock Ltd	116
57,238		Yaskawa Electric Corp	732
36,684		Yokogawa Electric Corp	472
424,000	*	Yunbo Digital Synergy Group Ltd	208
136,034	*	Zebra Technologies Corp (Class A)	15,107
2,076,507		Zhen Ding Technology Holding Ltd	7,275
263,000		Zinwell Corp	282
858,498		ZTE Corp	2,180
338,000		Zyxel Communications	140
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	6,213,967

TELECOMMUNICATION SERVICES - 2.7%
11,423		012 Smile.Communications Ltd	172
248,617	*	8x8, Inc	2,228
2,103,004		Advanced Info Service PCL (Foreign)	14,903
171

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
181,821		AFK Sistema (GDR)	$1,609
4,092,686	*,e	Alibaba Health Information Technology Ltd	4,249
54,681,589		America Movil S.A. de C.V. (Series L)	58,308
351,750		APT Satellite Holdings Ltd	322
2,135,000		Asia Pacific Telecom Co Ltd	858
15,248,345		AT&T, Inc	541,621
32,269	e	Atlantic Tele-Network, Inc	2,229
116,508	*,e	Avanti Communications Group plc	370
1,748,100	*,e	Axtel SAB de C.V.	542
1,067,080	e	BCE, Inc	45,332
539,872		Belgacom S.A.	19,104
12,333,129		Bezeq Israeli Telecommunication Corp Ltd	21,003
1,869,051		Bharti Airtel Ltd	12,312
1,554,406		Bharti Infratel Ltd	10,911
67,572	*	Boingo Wireless, Inc	558
10,341,669		BT Group plc	73,233
7,756,420		Cable & Wireless plc	8,108
149,002	*	Cellcom Israel Ltd	595
265,600	*,g	Cellnex Telecom SAU	4,493
1,776,064		CenturyTel, Inc	52,181
6,091,774		China Communications Services Corp Ltd	3,076
11,237,390		China Mobile Hong Kong Ltd	143,770
16,531,618		China Telecom Corp Ltd	9,683
10,857,220		China Unicom Ltd	16,974
405,863	*,e	Chorus Ltd	798
4,017,396		Chunghwa Telecom Co Ltd	12,821
1,254,456	*	Cincinnati Bell, Inc	4,792
1,532,000		Citic 1616 Holdings Ltd	710
129,097		Cogent Communications Group, Inc	4,369
497,283	*	Colt Telecom Group S.A.	1,477
131,164		Com Hem Holding AB	1,217
193,278	e	Consolidated Communications Holdings, Inc	4,061
4,429,740		Deutsche Telekom AG.	76,370
10,274,569		Digi.Com BHD	14,583
143,958	e	Drillisch AG.	6,413
262,629		Elisa Oyj (Series A)	8,321
139,174		Empresa Nacional de Telecomunicaciones S.A.	1,541
55,585	*	Fairpoint Communications, Inc	1,013
1,661,696		Far EasTone Telecommunications Co Ltd	4,017
2,276,030		France Telecom S.A.	35,175
320,310		Freenet AG.	10,789
3,781,940	e	Frontier Communications Corp	18,721
99,871	*	General Communication, Inc (Class A)	1,699
1,197,321	*,e	Globalstar, Inc	2,526
83,740		Globe Telecom, Inc	4,658
40,325	*	Hawaiian Telcom Holdco, Inc	1,052
296,606		Hellenic Telecommunications Organization S.A.	2,500
2,198,127		HKT Trust and HKT Ltd	2,586
3,614,651	e	Hutchison Telecommunications Hong Kong Holdings Ltd	1,502
1,566,992		Idea Cellular Ltd	4,326
83,221		IDT Corp (Class B)	1,505
143,524	e	iiNET Ltd	1,052
172

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
25,958		Iliad S.A.	$5,755
169,745	*	inContact, Inc	1,675
309,040		Inmarsat plc	4,443
162,184		Inteliquent, Inc	2,984
185,069	*,e	Intelsat S.A.	1,836
228,259	*,e	Iridium Communications, Inc	2,075
116,700	*,e	Japan Communications, Inc	396
4,025,400		Jasmine International PCL	630
1,089,991		Kcom Group plc	1,601
1,941,600		KDDI Corp	46,855
32,952		KT Corp	840
257,812	*,e,m	Let’s GOWEX S.A.	3
2,626,392	*	Level 3 Communications, Inc	138,332
208,733		LG Telecom Ltd	1,844
63,612		Lumos Networks Corp	941
440,517	e	M2 Telecommunications Group Ltd	3,632
1,166,054	*	Magyar Telekom	1,629
96,001	e	Manitoba Telecom Services, Inc	2,145
1,755,049		Maxis BHD	2,959
104,661		MegaFon OAO (GDR)	1,455
458,466	*	Midas S.A.	73
38,950		Millicom International Cellular S.A.	2,873
589,689		Mobile TeleSystems (ADR)	5,767
359,209		MobileOne Ltd	864
29,936	*	Mobistar S.A.	567
2,763,471		MTN Group Ltd	51,909
616,463		Netia S.A.	903
1,835,412		Nippon Telegraph & Telephone Corp	66,471
53,131	*,e	NTELOS Holdings Corp	245
2,674,151		NTT DoCoMo, Inc	51,340
312,137		Oi S.A. (Preference)	587
83,601		Ooredoo QSC	1,986
2,997,729	*	Orascom Telecom Holding SAE	987
2,410,054	*	Orascom Telecom Media And Technology Holding SAE	277
129,804	*	Orbcomm, Inc	876
29,916	*	Pacific DataVision, Inc	1,260
76,394	*	Partner Communications	210
9,103,932		PCCW Ltd	5,430
122,306		Philippine Long Distance Telephone Co	7,620
615,898		Portugal Telecom SGPS S.A.	275
267,226	*	Premiere Global Services, Inc	2,750
2,593,890		PT Excelcomindo Pratama	715
2,600,000	*	PT Indosat Tbk	780
864,400	*	PT Link Net Tbk	329
113,656,224		PT Telekomunikasi Indonesia Persero Tbk	24,913
99,783	e	QSC AG.	205
1,115,534		Reliance Communication Ventures Ltd	1,086
236,423	*,e	RingCentral, Inc	4,371
999,700	e	Rogers Communications, Inc (Class B)	35,458
135,538		Rostelecom (ADR)	1,261
1,807,941		Royal KPN NV	6,931
23,300		Samart Telcoms PCL	15
173

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
423,535	*	SBA Communications Corp (Class A)	$48,694
68,388		Shenandoah Telecom Co	2,341
14,893,916		Singapore Telecommunications Ltd	46,480
126,250	*,m	SK Broadband Co Ltd	477
14,520		SK Telecom Co Ltd	3,249
1,450,688		SmarTone Telecommunications Holding Ltd	2,530
1,455,458		Softbank Corp	85,731
55,904		Spok Holdings, Inc	941
1,215,498	*,e	Sprint Corp	5,543
436,024		StarHub Ltd	1,278
3,237	*	Straight Path Communications, Inc	106
33,049	*,g	Sunrise Communications Group AG.	2,756
11,572		Swisscom AG.	6,485
1,747,754		Taiwan Mobile Co Ltd	5,836
518,459	e	TalkTalk Telecom Group plc	3,113
44,873		Tata Communications Ltd	312
3,864,293		TDC AS	28,327
510,250		Tele2 AB	5,942
9,832,736		Telecom Corp of New Zealand Ltd	18,611
9,696,991	e	Telecom Italia RSP	9,889
7,040,701	*,e	Telecom Italia S.p.A.	8,947
666,202		Telefonica Brasil S.A.	9,334
534,342		Telefonica Deutschland Holding AG.	3,078
5,058,300		Telefonica S.A.	72,057
1,207,786		Telekom Malaysia BHD	2,090
1,872,714		Telekomunikacja Polska S.A.	4,056
1,449,079		Telenor ASA	31,771
1,256,056		Telephone & Data Systems, Inc	36,928
2,582,975		TeliaSonera AB	15,223
222,306	*	Telkom S.A. Ltd	1,171
10,062,114		Telstra Corp Ltd	47,619
378,008		TELUS Corp	13,023
357,500		Thaicom PCL	370
1,541,568		Tim Participacoes S.A.	5,077
281,120		Time dotCom BHD	504
2,791,367		TM International BHD	4,733
4,422,957	*	T-Mobile US, Inc	171,478
1,581,300		Tower Bersama Infrastructure	1,094
689,243	e	TPG Telecom Ltd	4,761
7,468,353	*	True Corp PCL (Foreign)	2,511
421,173		Turk Telekomunikasyon AS	1,108
2,444,274		Turkcell Iletisim Hizmet AS	11,245
72,163	*	US Cellular Corp	2,718
13,514,154		Verizon Communications, Inc	629,895
131,847		Verizon Communications, Inc (New)	6,139
183,282	e	Vocus Communications Ltd	815
415,736		Vodacom Group Pty Ltd	4,741
49,371,661		Vodafone Group plc	180,102
704,486		Vodafone Group plc (ADR)	25,679
873,481		Vodafone Qatar	3,946
959,113	*	Vonage Holdings Corp	4,709
545,661	e	Windstream Holdings, Inc	3,481
174

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
7,900	e	WirelessGate, Inc	$200
370,353	*	Zayo Group Holdings, Inc	9,525
		TOTAL TELECOMMUNICATION SERVICES	3,379,471

TRANSPORTATION - 2.5%
680,491		Abertis Infraestructuras S.A. (Continuous)	11,175
29,040		Aegean Airlines S.A.	191
56,968	*,g	Aena S.A.	5,943
113,180		Aeroports de Paris	12,785
7,084,724		Air Arabia PJSC	3,107
40,000	*	Air Canada	423
2,155,807	m	Air China Ltd	2,436
136,937	*,e	Air France-KLM	966
1,483,956		Air New Zealand Ltd	2,564
257,466	*	Air Transport Services Group, Inc	2,701
6,902,280		AirAsia BHD	2,817
2,310,025	*	AirAsia X BHD	129
645,000		Airports of Thailand PCL	5,773
428,300		Airports of Thailand PCL (Foreign)	3,834
11,463	*	AJ Rent A Car Co Ltd	144
620,590		Alaska Air Group, Inc	39,985
545,567		All Nippon Airways Co Ltd	1,479
37,741	e	Allegiant Travel Co	6,713
32,382		Amerco, Inc	10,586
2,326,076		American Airlines Group, Inc	92,892
634,771	*,b,m	AMR Corp (Escrow)	6
1,684,000	e	Anhui Expressway Co	1,790
1,395,118		Ansaldo STS S.p.A.	14,519
11,269		AP Moller - Maersk AS (Class A)	19,764
20,534		AP Moller - Maersk AS (Class B)	37,126
386,000		Aramex PJSC	364
200,948		Arkansas Best Corp	6,390
66,400		Arteris S.A.	202
714,022		Asciano Group	3,659
15,450,900	*	Asia Aviation PCL (ADR)	2,013
94,228	*	Asiana Airlines	536
137,241	*	Atlas Air Worldwide Holdings, Inc	7,543
1,547,150		Auckland International Airport Ltd	5,178
101,191		Autostrada Torino-Milano S.p.A.	1,332
633,463		Autostrade S.p.A.	15,652
943,803		Avianca Holdings S.A.	1,214
348,468	*	Avis Budget Group, Inc	15,360
126,830	e	Baltic Trading Ltd	203
542,600		Bangkok Airways Co Ltd	353
113,750		Bangkok Aviation Fuel Services PCL	87
1,244,000		Bangkok Expressway PCL	1,453
4,694,400	*	Bangkok Metro PCL	270
461,435		BBA Aviation plc	2,185
1,821,803		Beijing Capital International Airport Co Ltd	2,098
7,955	*	Blue Dart Express Ltd	772
773,394		Bollore	4,137
278,012		bpost S.A.	7,645
175

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
5,330,000		BTS Group Holdings PCL (Foreign)	$1,576
1,279,217		Canadian National Railway Co	73,803
444,835	e	Canadian Pacific Railway Ltd (Toronto)	71,238
4,013,830		Cathay Pacific Airways Ltd	9,862
722,150		Cebu Air, Inc	1,361
173,039		Celadon Group, Inc	3,578
228,672		Central Japan Railway Co	41,265
374,180		CH Robinson Worldwide, Inc	23,345
1,944,715	*	China Airlines	829
8,984,000	*,e	China Eastern Airlines Corp Ltd (H Shares)	7,506
1,278,260		China Merchants Holdings International Co Ltd	5,476
264,000		China Merchants Holdings Pacific Ltd	206
4,425,187	*,e	China Shipping Container Lines Co Ltd	1,726
5,525,500	e	China Southern Airlines Co Ltd	6,473
13,400,000	*,e	China Timber Resources Group Ltd	290
73,000		Chinese Maritime Transport Ltd	70
975,695		Cia de Concessoes Rodoviarias	4,679
173,623		Cia de Distribucion Integral Logista Holdings SAU	3,445
2,374,210		ComfortDelgro Corp Ltd	5,514
13,022	e	Compagnie Maritime Belge S.A.	186
10,532,554	*	Compania SudAmericana de Vapores S.A.	337
92,445		Container Corp Of India Ltd	2,431
436,300	*,e	Controladora Vuela Cia de Aviacion SAB de C.V.	519
95,000	*	Controladora Vuela Cia de Aviacion SAB de C.V. (ADR)	1,134
647,987		Con-Way, Inc	24,863
76,258	e	Copa Holdings S.A. (Class A)	6,298
128,557		Cosan Logistica S.A.	96
3,048,336	*,e	COSCO Holdings	1,966
1,980,000	e	Cosco International Holdings Ltd	1,264
4,765,961		COSCO Pacific Ltd	6,461
288,104		Costamare, Inc	5,292
51,002	*	Covenant Transportation Group, Inc	1,278
3,981,082		CSX Corp	129,982
534,059		CTT-Correios de Portugal S.A.	5,513
274,800	e	CWT Ltd	412
25,483	e	D/S Norden	642
290,098		Dart Group plc	1,800
436,250		Dazhong Transportation Group Co Ltd	572
3,948,905		Delta Air Lines, Inc	162,221
276,890	*	Deutsche Lufthansa AG.	3,572
2,345,303		Deutsche Post AG.	68,528
18,993		Dfds AS	2,628
377,413		DP World Ltd	8,077
384,291		DSV AS	12,444
213,165		DX Group plc	288
36,643	*	Eagle Bulk Shipping, Inc	255
548,569		East Japan Railway Co	49,316
1,764,211		easyJet plc	42,885
152,062	*,e	Echo Global Logistics, Inc	4,966
216,064		EcoRodovias Infraestrutura e Logistica S.A.	539
1,537,076	*	Eva Airways Corp	1,050
390,000		Evergreen International Storage & Transport Corp	193
176

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,530,857	*	Evergreen Marine Corp Tawain Ltd	$795
222,748		Expeditors International of Washington, Inc	10,270
1,457,722		FedEx Corp	248,396
283,000	*	First Steamship Co Ltd	117
1,188,421	*	Firstgroup plc	2,229
13,732		Flughafen Wien AG.	1,191
8,137		Flughafen Zuerich AG.	6,299
134,470		Forward Air Corp	7,027
37,504		Fraport AG. Frankfurt Airport Services Worldwide	2,356
556,000		Freetech Road Recycling Technology Holdings Ltd	120
313,631		Freightways Ltd	1,234
385,000	e	Fukuyama Transporting Co Ltd	2,134
106,081		Gateway Distriparks Ltd	570
114,565	*	Genesee & Wyoming, Inc (Class A)	8,728
21,480		GLOVIS Co Ltd	3,884
105,005		Go-Ahead Group plc	4,346
102,106	*	Gol Linhas Aereas Inteligentes S.A.	242
63,666	*,e	Golden Ocean Group Ltd	248
110,120	*,e	Golden Ocean Group Ltd (Oslo)	424
1,261,568		Grindrod Ltd	1,395
960,541		Groupe Eurotunnel S.A.	13,927
858,000	*,e	Grupo Aeromexico SAB de C.V.	1,361
566,200	e	Grupo Aeroportuario del Centro Norte Sab de C.V.	2,787
866,891		Grupo Aeroportuario del Pacifico S.A. de C.V. (B Shares)	5,941
346,198		Grupo Aeroportuario del Sureste S.A. de C.V. (Class B)	4,917
395,360	m	Guangdong Provincial Expressway Development Co Ltd	193
103,000		Guangdong Yueyun Transportation Co Ltd	94
293,018	*	Gujarat Pipavav Port Ltd	1,002
1,299,804	*	GVK Power & Infrastructure Ltd	189
134,000		Hainan Meilan International Airport Co Ltd	152
24,437		Hamburger Hafen und Logistik AG.	494
74,143		Hanjin Kal Corp	1,819
125,956	*	Hanjin Shipping Co Ltd	648
7,330		Hanjin Transportation Co Ltd	318
248,532		Hankyu Hanshin Holdings, Inc	1,467
165,692	*,e	Hawaiian Holdings, Inc	3,935
153,165	e	Heartland Express, Inc	3,099
1,428,000		Henderson Investment Ltd	136
3,132,191	*	Hertz Global Holdings, Inc	56,755
210,400		Hitachi Transport System Ltd	3,492
857,304		Hopewell Highway Infrastructure Ltd	421
139,544	*,e	Hub Group, Inc (Class A)	5,629
4,901,453		Hutchison Port Holdings Trust	3,087
100,921	*	Hyundai Merchant Marine Co Ltd	624
2,110	*	ID Logistics Group	250
88,557	e	Iino Kaiun Kaisha Ltd	422
4,549	*	Integer.pl S.A.	145
1,166,530	*	International Consolidated Airlines Group S.A.	9,101
3,100,026	*	International Consolidated Airlines Group S.A. (London)	24,091
1,603,387		International Container Term Services, Inc	3,915
12,512	e	International Shipholding Corp	80
492,665		Irish Continental Group plc	2,164
177

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
72,686		J.B. Hunt Transport Services, Inc	$5,967
314,631		Japan Airlines Co Ltd	10,965
73,500	e	Japan Airport Terminal Co Ltd	4,000
109,613	*	Jet Airways India Ltd	485
1,164,841	*	JetBlue Airways Corp	24,182
3,482,123		Jiangsu Express	4,568
204,710		Jinzhou Port Co Ltd	149
62,200		Julio Simoes Logistica S.A.	216
519,587		Kamigumi Co Ltd	4,877
238,257		Kansas City Southern Industries, Inc	21,729
3,446,400		Kawasaki Kisen Kaisha Ltd	8,131
365,338		Keihin Electric Express Railway Co Ltd	2,756
451,586		Keio Corp	3,230
62,322		Keisei Electric Railway Co Ltd	741
824,547		Kerry Logistics Network Ltd	1,303
1,341,179		Kintetsu Corp	4,567
17,800		Kintetsu World Express, Inc	799
108,847	*	Kirby Corp	8,344
170,419		Knight Transportation, Inc	4,557
24,900		Konoike Transport Co Ltd	303
6,963	*	Korea Express Co Ltd	1,209
10,521	*	Korea Line Corp	209
33,200	*	Korean Air Lines Co Ltd	1,204
164,410		Kuehne & Nagel International AG.	21,831
699,833	*	Lan Airlines S.A.	4,988
132,484		Landstar System, Inc	8,859
226,300	*,e	Latam Airlines Group S.A. (ADR)	1,593
155,743		Localiza Rent A Car	1,537
4,053		Logistec Corp	154
428,907		Macquarie Atlas Roads Group	1,051
118,439		Macquarie Infrastructure Co LLC	9,787
817,608		Malaysia Airports Holdings BHD	1,344
340,100		Malaysian Bulk Carriers BHD	92
66,220		Marten Transport Ltd	1,437
100,000		Maruzen Showa Unyu Co Ltd	354
209,564		Matson, Inc	8,810
2,631,344		MISC BHD	5,383
22,349		Mitsubishi Logistics Corp	293
2,500,712		Mitsui OSK Lines Ltd	8,005
105,610	e	Mitsui-Soko Co Ltd	335
2,372,240		MTR Corp	11,037
1,849,683		Mundra Port and Special Economic Zone Ltd	8,927
633,055		Nagoya Railroad Co Ltd	2,367
241,100		Namyong Terminal PCL	103
528,000		Nankai Electric Railway Co Ltd	2,370
580,769		National Express Group plc	2,806
213,910		Navios Maritime Holdings, Inc	796
874,900	*,e	Neptune Orient Lines Ltd	532
615,261		Nippon Express Co Ltd	3,023
108,600		Nippon Konpo Unyu Soko Co Ltd	1,893
3,716,084		Nippon Yusen Kabushiki Kaisha	10,346
330,000		Nishi-Nippon Railroad Co Ltd	1,515
178

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
174,000		Nissin Corp	$520
529,100		Nok Airlines PCL	156
7,177		Norbert Dentressangle	1,745
526,709		Norfolk Southern Corp	46,013
268,897		Northgate plc	2,426
26,933	*,e	Norwegian Air Shuttle AS	1,116
114,037	e	Odakyu Electric Railway Co Ltd	1,064
95,131		Oesterreichische Post AG.	4,376
1,942,511	*	OHL Mexico SAB de CV	2,539
366,036	*	Old Dominion Freight Line	25,112
786,000		Orient Overseas International Ltd	4,012
1,683,290	e	Pacific Basin Shipping Ltd	566
18,795	*	PAM Transportation Services, Inc	1,091
11,714	e	Panalpina Welttransport Holding AG.	1,480
23,640		Park-Ohio Holdings Corp	1,146
1,555	*,e	Patriot Transportation Holding, Inc	38
36,040	*	Pegasus Hava Tasimaciligi AS.	327
7,222		Piraeus Port Authority	102
55,002		PKP Cargo S.A.	1,211
714,800		Pos Malaysia & Services Holdings BHD	811
511,950		Precious Shipping PCL	136
12,753,500	*,m	PT Berlian Laju Tanker Tbk	0	^
3,866,200		PT Express Transindo Utama Tbk	289
2,147,402		PT Jasa Marga Tbk	879
7,517,900	*	PT Nusantara Infrastructure Tbk	113
4,245,090	*	Qantas Airways Ltd	10,316
2,137,697		QR National Ltd	8,445
129,368	*	Quality Distribution, Inc	2,000
728,081		Qube Logistics Holdings Ltd	1,319
55,585	*	Radiant Logistics, Inc	406
267,985		Redde plc	576
133,550	*,e	Republic Airways Holdings, Inc	1,226
91,403	*	Roadrunner Transportation Services Holdings, Inc	2,358
547,184		Royal Mail plc	4,424
1,244,104	*	Rumo Logistica Operadora Multimodal S.A.	508
3,168		Ryanair Holdings plc	42
411,712		Ryanair Holdings plc (ADR)	29,376
1,164,696		Ryder System, Inc	101,760
99,035		Safe Bulkers, Inc	319
378,000		Sagami Railway Co Ltd	1,969
69,571	*	Saia, Inc	2,733
96	*,m	SAir Group	0	^
422,000		Sankyu, Inc	2,305
44,500		Santos Brasil Participacoes S.A.	185
71,757	*,e	SAS AB	128
404,897	*,e	Scorpio Bulkers, Inc	660
8,730		Sebang Co Ltd	156
208,700		Seino Holdings Corp	2,336
81,000	e	Senko Co Ltd	513
507,800		Shandong Airlines Co Ltd	1,624
146,200		Shanghai Jinjiang International Investment Holdings Co	253
80,700	*	Shenzhen Chiwan Petroleum	232
179

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
335,920	m	Shenzhen Chiwan Wharf Holdings Ltd	$849
3,086,000		Shenzhen Expressway Co Ltd	2,457
1,405,514		Shenzhen International Holdings Ltd	2,452
92,006		Shih Wei Navigation Co Ltd	47
433,000		Shinwa Kaiun Kaisha Ltd	936
6,173,097		Shun TAK Holdings Ltd	3,413
4,000,000	e	Sichuan Expressway Co Ltd	1,763
238,000		Sincere Navigation	192
359,849		Singapore Airlines Ltd	2,865
1,880,800		Singapore Airport Terminal Services Ltd	5,153
2,723,419	e	Singapore Post Ltd	3,830
2,326,000		Sinotrans Ltd	1,549
1,339,500	e	Sinotrans Shipping Ltd	328
3,224,000		SITC International Co Ltd	2,128
14,194		Sixt AG.	616
53,858		Sixt AG. (Preference)	2,087
319,177	e	Skywest, Inc	4,800
1,712,700		SMRT Corp Ltd	1,958
6,872,040		Sociedad Matriz SAAM S.A.	549
190,155		Societa Iniziative Autostradali e Servizi S.p.A.	2,030
2,474,200		Southwest Airlines Co	81,871
245,466	*,e	Spirit Airlines, Inc	15,243
1,154,827		Stagecoach Group plc	7,327
382,613	e	Stobart Group Ltd	634
46,061	e	Stolt-Nielsen S.A.	781
74,500	e	Student Transportation, Inc	344
420,767		Sumitomo Warehouse Co Ltd	2,348
288,669	*	Swift Transportation Co, Inc	6,544
1,365,496		Sydney Airport	5,240
318,000		T.Join Transportation Co	367
87,000		Taiwan Navigation Co Ltd	49
410,478		TAV Havalimanlari Holding AS	3,485
25,500		Tegma Gestao Logistica	92
1,860,600	*	Thai Airways International PCL-Foreign	720
596,335		Thoresen Thai Agencies PCL	227
7,376,000		Tianjin Port Development Holdings Ltd	1,748
4,719,400	*,e	Tiger Airways Holdings Ltd	1,015
87,494		TNT Express NV	743
429,435	*	TNT NV	1,917
714,033		Tobu Railway Co Ltd	3,067
2,046,935		Tokyu Corp	13,699
7,200		Trancom Co Ltd	393
451,048	e	TransForce, Inc	9,147
1,496,222		Transurban Group	10,727
158,775		Trencor Ltd	835
3,470,707	*	Turk Hava Yollari	11,393
65,365	*,e	Ultrapetrol Bahamas Ltd	74
268,937		U-Ming Marine Transport Corp	365
4,145,249		Union Pacific Corp	395,332
1,593,699	*,n	United Continental Holdings, Inc	84,482
1,327,547		United Parcel Service, Inc (Class B)	128,653
29,348		Universal Truckload Services, Inc	645
180

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
41,711	*	USA Truck, Inc	$886
466,997	*,e	UTI Worldwide, Inc	4,665
93,981	*,e	Virgin America, Inc	2,583
726,675	*	Virgin Australia Holdings Ltd	241
67,336	*,m	Virgin Australia Int Holdings	0	^
35,069	e	VTG AG.	821
3,445,300		Wan Hai Lines Ltd	2,736
119,537		Werner Enterprises, Inc	3,138
194,191	*,e	Wesco Aircraft Holdings, Inc	2,942
602,587		West Japan Railway Co	38,553
755,900		Westports Holdings BHD	848
141,043	e	Westshore Terminals Investment Corp	3,434
61,903		Wilh. Wilhelmsen ASA	372
807,787		Wisdom Marine Lines Co Ltd	1,000
3,464,000	e	Xiamen International Port Co Ltd	1,396
154,213	*,e	XPO Logistics, Inc	6,967
57,666		Yamato Transport Co Ltd	1,115
927,105	*	Yang Ming Marine Transport	325
163,135	*	YRC Worldwide, Inc	2,118
1,388,000	e	Yuexiu Transport Infrastructure Ltd	998
52,500		Yusen Air & Sea Service Co Ltd	609
6,116,819		Zhejiang Expressway Co Ltd	8,483
		TOTAL TRANSPORTATION	3,046,639

UTILITIES - 2.7%
141,107	*	8Point3 Energy Partners LP	2,627
3,748,336		A2A S.p.A.	4,474
90,495	e	Abengoa Yield plc	2,834
5,691,976		Aboitiz Power Corp	5,740
50,994	*,e	Acciona S.A.	3,862
136,727		ACEA S.p.A.	1,737
338,917	e	Actelios S.p.A.	428
634,547	*	Adani Power Ltd	290
270,924	*,m	Adani Transmissions Ltd	93
1,510,916		AES Corp	20,035
2,403,923		AES Gener S.A.	1,369
127,633		AES Tiete S.A.	718
348,364	*,m	AET&D Holdings No 1 Ptd Ltd	0	^
549,566		AGL Energy Ltd	6,583
387,561		AGL Resources, Inc	18,045
3,065,207		Aguas Andinas S.A.	1,746
275,162	*	Akenerji Elektrik Uretim AS	94
170,379	*	Aksa Enerji Uretim AS	184
192,749	e	Algonquin Power & Utilities Corp	1,444
222,382		Allete, Inc	10,316
155,243		Alliant Energy Corp	8,961
69,200		Alupar Investimento S.A.	370
469,072		Ameren Corp	17,675
2,299,500		American Electric Power Co, Inc	121,805
169,339		American States Water Co	6,332
887,947		American Water Works Co, Inc	43,181
2,119,197		APA Group	13,460
181

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
152,655	e	Aqua America, Inc	$3,739
34,087	e	Artesian Resources Corp	719
73,151		Ascopiave S.p.A.	176
71,023		Atco Ltd	2,246
38,529		Athens Water Supply & Sewage Co S.A.	230
321,631	e	Atlantic Power Corp	991
255,788	e	Atlantic Power Corp (Toronto)	791
350,615		Atmos Energy Corp	17,980
1,366,733	e	AusNet Services	1,470
261,363		Avista Corp	8,011
7,959,011		Beijing Enterprises Water Group Ltd	6,519
16,058,000		Benpres Holdings Corp	2,529
310,800	e	Binhai Investment Co Ltd	170
27,382		BKW S.A.	1,022
194,590	e	Black Hills Corp	8,494
29,142	e	Boralex, Inc	310
277,942		California Water Service Group	6,351
939,057	*	Calpine Corp	16,894
111,518		Canadian Utilities Ltd	3,212
458,000	*	Canvest Environment Protection Group Co Ltd	242
111,367	e	Capital Power Corp	1,921
1,275,327		Centerpoint Energy, Inc	24,269
74		Centrais Eletricas Brasileiras S.A.	0	^
279,279		Centrais Eletricas Brasileiras S.A. (Preference)	761
27,700		Centrais Eletricas de Santa Catarina S.A.	129
7,291,711		Centrica plc	30,257
118,316		CESC Ltd	1,036
217,907		CEZ AS	5,059
808,000	*	CGN Meiya Power Holdings Co Ltd	309
21,181,052	*,g	CGN Power Co Ltd	11,070
47,171		Chesapeake Utilities Corp	2,540
856,344		Cheung Kong Infrastructure Holdings Ltd	6,647
2,438,000		China Datang Corp Renewable Power Co Ltd	380
9,871,825		China Gas Holdings Ltd	15,795
3,481,813		China Longyuan Power Group Corp	3,865
4,368,000	e	China Oil and Gas Group Ltd	411
18,723,000	e	China Power International Development Ltd	14,256
3,820,000	e	China Power New Energy Development Co Ltd	286
1,120,668		China Resources Gas Group Ltd	3,319
3,297,962	e	China Resources Power Holdings Co	9,192
790,000		China Water Affairs Group Ltd	424
1,720,000	*	China Water Industry Group Ltd	481
771,739		Chubu Electric Power Co, Inc	11,502
507,352		Chugoku Electric Power Co, Inc	7,401
408,970		Cia de Saneamento Basico do Estado de Sao Paulo	2,170
55,765		Cia de Saneamento de Minas Gerais-COPASA	246
10,000		Cia de Transmissao de Energia Electrica Paulista	126
1,906,962		Cia Energetica de Minas Gerais	7,274
757,987		Cia Energetica de Sao Paulo (Class B)	4,781
12,704		Cia Energetica do Ceara	170
418,571		Cia Paranaense de Energia	4,705
1,465,900		CK Power PCL	127
182

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
202,905		Cleco Corp	$10,926
2,442,859		CLP Holdings Ltd	20,762
2,782,254		CMS Energy Corp	88,587
8,509,357		Colbun S.A.	2,422
47,992		Connecticut Water Service, Inc	1,639
676,990	e	Consolidated Edison, Inc	39,184
29,058		Consolidated Water Co, Inc	366
629,435		Contact Energy Ltd	2,137
229,843		CPFL Energia S.A.	1,423
574,000	e	CT Environmental Group Ltd	763
7,657,087		Datang International Power Generation Co Ltd	3,922
1,809,874		Dominion Resources, Inc	121,026
399,343		Drax Group plc	2,184
354,137		DTE Energy Co	26,433
4,350,139		DUET Group (ASE Exchange)	7,754
2,962,675		Duke Energy Corp	209,224
340,030	*	Dynegy, Inc	9,946
1,246,235	*	E.CL SA	1,691
3,737,411		E.ON AG.	49,836
7,672		E1 Corp	493
493,600		Eastern Water Resources Development and Management PCL	171
1,393,552	e	Edison International	77,454
1,318,120		EDP - Energias do Brasil S.A.	4,880
214,599		El Paso Electric Co	7,438
175,800		Electric Power Development Co	6,210
477,385		Electricite de France	10,678
86,200	*	Eletropaulo Metropolitana de Sao Paulo S.A.	493
29,892		Elia System Operator S.A.	1,211
152,130	e	Empire District Electric Co	3,316
3,873,918		Empresa Nacional de Electricidad S.A.	5,365
293,523	e	Enagas	7,990
1,886,329	e	Endesa S.A.	36,126
359,242		Enea S.A.	1,524
420,114		Enel Green Power S.p.A	821
8,248,464	e	Enel S.p.A.	37,384
593,944		Energa S.A.	3,594
6,311,067		Energias de Portugal S.A.	24,045
724,540	*,e	Energy World Corp Ltd	204
29,524,011		Enersis S.A.	9,385
823,695		ENN Energy Holdings Ltd	4,953
494,736		Entergy Corp	34,879
151,630		Equatorial Energia S.A.	1,715
50,000		eRex Co Ltd	527
564,367	e	ERM Power Ltd	1,010
623,244		Eversource Energy	28,302
34,774		EVN AG.	381
2,677,143		Exelon Corp	84,116
125,826		Federal Grid Co Unified Energy System JSC (ADR)	63
4,113,600		First Gen Corp	2,463
592,140		First Philippine Holdings Corp	1,066
2,012,975		FirstEnergy Corp	65,522
183

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
469,942	e	Fortis, Inc	$13,199
903,102		Fortum Oyj	16,044
463,242		GAIL India Ltd	2,853
698,000		Gas Malaysia BHD	464
240,729	e	Gas Natural SDG S.A.	5,466
1,564,264		Gaz de France	29,124
526,923	e	Genesis Energy Ltd	621
3,195		Genie Energy Ltd	33
530,443		Glow Energy PCL (Foreign)	1,335
140,847		Great Plains Energy, Inc	3,403
7,372,143		Guangdong Investments Ltd	10,316
56,481	m	Gujarat Gas Co Ltd	659
135,465		Gujarat State Petronet Ltd	253
10,304		Hanjin Heavy Industries & Construction Holdings Co Ltd	77
134,832		Hawaiian Electric Industries, Inc	4,009
1,345,762		Hera S.p.A.	3,367
179,400	*,e	Hokkaido Electric Power Co, Inc	2,035
195,342		Hokuriku Electric Power Co	2,910
6,086,193		Hong Kong & China Gas Ltd	12,753
2,751,319		Hong Kong Electric Holdings Ltd	25,085
467,930	*	Huadian Energy Co Ltd	373
21,116,000	e	Huadian Fuxin Energy Corp Ltd	10,092
9,454,000		Huadian Power International Co	10,446
6,579,066		Huaneng Power International, Inc	9,156
10,406,000	e	Huaneng Renewables Corp Ltd	4,196
556,000	e	Hyflux Ltd	355
8,711,164		Iberdrola S.A.	58,814
140,820		Idacorp, Inc	7,906
75,987	*,m	IDGC Holding JSC (GDR)	132
71,572	*	Indiabulls Infrastructure and Power Ltd	2
66,419		Indraprastha Gas Ltd	435
226,949		Infinis Energy plc	692
1,792,330	e	Infratil Ltd	3,832
218,164	e	Innergex Renewable Energy, Inc	1,855
530,970		Interconexion Electrica S.A.	1,498
1,041,380		Inversiones Aguas Metropolitanas S.A.	1,582
978,520	e	Iride S.p.A.	1,340
695,577		Isagen S.A. ESP	742
11,000	e	iShares MSCI EAFE Small-Cap ETF	561
193,737		ITC Holdings Corp	6,234
520,428	*	Jaiprakash Power Ventures Ltd	55
295,303	e	Just Energy Income Fund	1,539
31,100		K&O Energy Group, Inc	489
592,000	*,e,g	Kangda International Environmental Co Ltd	270
743,315	*	Kansai Electric Power Co, Inc	8,229
18,543	*	Kenon Holdings Ltd	370
224,921	e	Keppel Infrastructure Trust	91
11,826		Korea District Heating Corp	825
366,355		Korea Electric Power Corp	14,975
114,687		Korea Gas Corp	4,441
3,874		KyungDong City Gas Co Ltd	420
359,377	*	Kyushu Electric Power Co, Inc	4,167
184

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
167,494		Laclede Group, Inc	$8,720
391,100		Light S.A.	2,130
2,844,400		Malakoff Corp BHD	1,319
2,758,400		Manila Water Co, Inc	1,465
435,078		MDU Resources Group, Inc	8,497
1,790,965	*	Meridian Energy Ltd	2,621
121,457	e	MGE Energy, Inc	4,704
63,517	e	Middlesex Water Co	1,433
580,012	e	Mighty River Power Ltd	1,097
113,973	e	National Fuel Gas Co	6,712
6,268,463		National Grid plc	80,680
305,862		New Jersey Resources Corp	8,426
2,687,851		NextEra Energy, Inc	263,490
4,113	*,m	Nirvikara Paper Mills Ltd	3
568,585		NiSource, Inc	25,922
118,424	e	Northland Power Income Fund	1,500
74,427		Northwest Natural Gas Co	3,139
129,049	e	NorthWestern Corp	6,291
2,704,956		NRG Energy, Inc	61,889
117,437	e	NRG Yield, Inc (Class A)	2,582
90,498	e	NRG Yield, Inc (Class C)	1,981
2,532,898		NTPC Ltd	5,467
609,309		OGE Energy Corp	17,408
197,100		Okinawa Electric Power Co, Inc	4,931
140,531	e	ONE Gas, Inc	5,981
40,152	*,e	Oriflame Holding AG.	649
98,352	e	Ormat Technologies, Inc	3,706
2,319,188		Osaka Gas Co Ltd	9,153
98,787		Otter Tail Corp	2,628
137,657	e	Pattern Energy Group, Inc	3,907
665,812		Pennon Group plc	8,482
236,160		Pepco Holdings, Inc	6,362
1,171,300		Petronas Gas BHD	6,600
1,917,480	e	PG&E Corp	94,148
214,657		Piedmont Natural Gas Co, Inc	7,580
122,181		Pinnacle West Capital Corp	6,951
377,271		PNM Resources, Inc	9,281
11,496,708		PNOC Energy Development Corp	1,906
1,448,490		Polska Grupa Energetyczna S.A.	7,103
215,435		Portland General Electric Co	7,144
937,062		Power Grid Corp of India Ltd	2,046
2,324,705		PPL Corp	68,509
14,552,687		PT Perusahaan Gas Negara Persero Tbk	4,701
528,867		PTC India Ltd	570
108,510	*	Public Power Corp	512
1,363,705		Public Service Enterprise Group, Inc	53,566
142,800	*	Puncak Niaga Holding BHD	99
31,958		Qatar Electricity & Water Co	1,993
183,838		Questar Corp	3,844
19,596	e	Red Electrica de Espana	1,574
459,521		Redes Energeticas Nacionais S.A.	1,286
239,683		Reliance Energy Ltd	1,459
185

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
38,870	e	Rubis	$2,665
1,404,994		RusHydro (ADR)	1,394
639,077		RWE AG.	13,745
1,144,758		Saeta Yield S.A.	11,958
2,265		Samchully Co Ltd	263
332,900	*	Scan Inter PCL	141
165,563		SCANA Corp	8,386
39,887	e,g	Scatec Solar ASA	204
300,137		Scottish & Southern Energy plc	7,244
19,120	e	Sechilienne-Sidec	290
1,501,596		Sempra Energy	148,568
241,216		Severn Trent plc	7,882
207,100	*	Shenzhen Nanshan Power Co Ltd	218
207,984		Shikoku Electric Power Co, Inc	3,113
114,000		Shizuoka Gas Co Ltd	796
5,739,300	*,e	SIIC Environment Holdings Ltd	830
41,618		SJW Corp	1,277
3,568,733		Snam Rete Gas S.p.A.	16,984
703,000	*,e,m	Sound Global Ltd	159
289,582		South Jersey Industries, Inc	7,161
611,105		Southern Co	25,605
210,511		Southwest Gas Corp	11,201
20,614	e	Spark Energy, Inc	325
1,374,142		Spark Infrastructure Group	2,069
426,900		SPCG PCL	331
1,139,660		Suez Environnement S.A.	21,276
324,194	e	Superior Plus Corp	3,260
798,450		Taiwan Cogeneration Corp	694
319,746	*,e	Talen Energy Corp	5,487
1,505,233		Tata Power Co Ltd	1,750
1,997,735		Tauron Polska Energia S.A.	2,326
270,741		TECO Energy, Inc	4,781
183,530	e	Telecom Plus plc	2,857
4,449,265		Tenaga Nasional BHD	14,905
46,011		Terna Energy S.A.	143
977,405		Terna Rete Elettrica Nazionale S.p.A.	4,322
127,358		TerraForm Power, Inc	4,837
702,400	*	Thai Solar Energy PCL	138
1,334,400		Thai Tap Water Supply PCL	446
1,762,000	e	Tianjin Development Hldgs Ltd	1,723
600,000	*	Tianjin Jinran Public Utilities Co Ltd	124
376,007		Toho Gas Co Ltd	2,226
1,226,075		Tohoku Electric Power Co, Inc	16,600
1,520,019	*	Tokyo Electric Power Co, Inc	8,281
3,596,813		Tokyo Gas Co Ltd	19,094
1,650	*	TopBuild Corp	48
210,121		Torrent Power Ltd	461
985,000	e	Towngas China Co Ltd	900
181,019		Tractebel Energia S.A.	1,991
404,432	e	TransAlta Corp	3,134
108,250	e	TransAlta Renewables, Inc	1,071
115,221		Transmissora Alianca de Energia Eletrica S.A.	763
186

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
832,978		UGI Corp	$28,696
160,599		UIL Holdings Corp	7,359
556,128		United Utilities Group plc	7,789
43,347		Unitil Corp	1,431
36,464		VA Tech Wabag Ltd	423
50,863	e	Valener, Inc	686
25,000	e	Vanguard FTSE Developed Markets ETF	991
362,898		Vectren Corp	13,964
1,066,546		Veolia Environnement	21,837
59,207	*,e	Vivint Solar, Inc	721
2,008,560	*	VPC Specialty Lending Investments plc	3,219
343,736	*,e	WEC Energy Group, Inc	15,458
292,271	e	Westar Energy, Inc	10,002
133,588		WGL Holdings, Inc	7,252
3,003,753		Xcel Energy, Inc	96,661
4,438		YESCO Co Ltd	147
36,076	e	York Water Co	753
8,540,386		YTL Corp BHD	3,509
3,207,164		YTL Power International BHD	1,359
41,115		Zespol Elektrowni Patnow Adamow Konin S.A.	233
151,987	*	Zorlu Enerji Elektrik Uretim AS	99
		TOTAL UTILITIES	3,364,715
		TOTAL COMMON STOCKS	122,216,042
		(Cost $110,940,510)

PURCHASED OPTIONS - 0.0%

CONSUMER SERVICES - 0.0%
5,000		MGM Resorts International	1
		TOTAL CONSUMER SERVICES	1

ENERGY - 0.0%
3,800		Pioneer Natural Resources Co	1
		TOTAL ENERGY	1

HEALTH CARE EQUIPMENT & SERVICES - 0.0%
3,000		Humana, Inc	3
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	3

MATERIALS - 0.0%
1,000		3M Co	0	^
		TOTAL MATERIALS	0	^

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
1,000		Mylan NV	2
1,500		Perrigo Co plc	1
3,000		Zoetis, Inc	1
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	4
187

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
3,000		Texas Instruments, Inc	$2
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	2

TRANSPORTATION - 0.0%
5,000		Delta Air Lines, Inc	0	^
		TOTAL TRANSPORTATION	0	^
		TOTAL PURCHASED OPTIONS	11
		(Cost $49)

PREFERRED STOCKS - 0.0%
BANKS - 0.0%
7,017,865	*	ITAUSA Investimentos Itau PR	20,112
		TOTAL BANKS	20,112
CAPITAL GOODS - 0.0%
27,992		Villeroy & Boch AG	421
		TOTAL CAPITAL GOODS	421
DIVERSIFIED FINANCIALS - 0.0%
300,000		Daishin Securities Co Ltd Pref 2	1,900
		TOTAL DIVERSIFIED FINANCIALS	1,900
REAL ESTATE - 0.0%
8,497,223	*,m	Ayala Land, Inc (Preferred B)	19
		TOTAL REAL ESTATE	19
		TOTAL PREFERRED STOCKS	22,452
		(Cost $29,163)

RIGHTS / WARRANTS - 0.0%
AUTOMOBILES & COMPONENTS - 0.0%
10,779	m	Jardine Cycle & Carriage Ltd	57
		TOTAL AUTOMOBILES & COMPONENTS	57

CAPITAL GOODS - 0.0%
694,206	m	Abertis Infraestructuras S.A.	570
140,800		Eastern & Oriental BHD	9
1,197		Hyundai Elevator Co Ltd	18
142,943		KNM Group BHD	6
30,914		PDG Realty S.A. Empreendimentos e Participacoes	0	^
1,140,569		PT Waskita Karya Persero Tbk	3
77,887		Zardoya Otis S.A.	34
		TOTAL CAPITAL GOODS	640

COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
177,025	m	Inter Far East Engineering	0	^
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	0	^

CONSUMER DURABLES & APPAREL - 0.0%
320,717	e	Sacyr S.A.	36
		TOTAL CONSUMER DURABLES & APPAREL	36
188

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
CONSUMER SERVICES - 0.0%
167,219		Minor International PCL	$20
		TOTAL CONSUMER SERVICES	20

DIVERSIFIED FINANCIALS - 0.0%
658,960	m	AIRA Capital Co Ltd	31
133,561	m	Citadel Capital SAE	0	^
19,124		Srisawad Power 1979 PCL	0	^
		TOTAL DIVERSIFIED FINANCIALS	31

ENERGY - 0.0%
64,082	m	Magnum Hunter Resources Corp	0	^
1,416,749		Repsol S.A.	734
		TOTAL ENERGY	734

FOOD & STAPLES RETAILING - 0.0%
135,947	m	Safeway Casa Ley	12
135,947	m	Safeway PDC LLC	12
		TOTAL FOOD & STAPLES RETAILING	24

HEALTH CARE EQUIPMENT & SERVICES - 0.0%
558		BioScrip, Inc	0	^
190,191		Community Health Systems, Inc	3
354,180	m	Sorin S.p.A	0	^
546,332		Vibhavadi Medical Center PCL	16
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	19

MATERIALS - 0.0%
1,192,292		Acerinox S.A.	530
		TOTAL MATERIALS	530

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
2,121	e	BioTime, Inc	2
55,620	m	Forest Laboratories, Inc CVR	53
21,958	m	Furiex Pharmaceuticals, Inc	215
327	m	Humedix Co Ltd	11
17,790	m	Omthera Pharmaceuticals, Inc	11
228,016	m	Trius Therapeutics, Inc	30
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	322

REAL ESTATE - 0.0%
4,761,352	m	BGP Holdings plc	0	^
611,871	e	Citycon Oyj	67
42,019	e	Hamborner REIT AG.	3
145		Sansiri PCL	0	^
38,266		WHA Corp PCL	19
		TOTAL REAL ESTATE	89

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
7,540,000	m	Landing International Development Ltd	243
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	243
189

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
SOFTWARE & SERVICES - 0.0%
1,072	m	Com2uSCorp	$11
141,205	m	Gerber Scientific, Inc	0	^
		TOTAL SOFTWARE & SERVICES	11

TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
31,612		Inari Amertron BHD	11
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	11

TELECOMMUNICATION SERVICES - 0.0%
1,973,235	m	Jasmine International PCL	58
51,955	m	Jay Mart PCL	2
196,024	m	Leap Wireless International, Inc	494
		TOTAL TELECOMMUNICATION SERVICES	554

TRANSPORTATION - 0.0%
338,662		AirAsia X BHD	5
1,393,475	m	Ezra Holdings Ltd	68
2		Thoresen Thai Agencies PCL	0	^
		TOTAL TRANSPORTATION	73

UTILITIES - 0.0%
300,900		CK Power PCL	7
217	e,m	Seritage Growth Properties	0	^
		TOTAL UTILITIES	7

		TOTAL RIGHTS / WARRANTS	3,401
		(Cost $3,511)

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE
SHORT-TERM INVESTMENTS - 4.7%
GOVERNMENT AGENCY DEBT - 0.5%
$500,000	d	Federal Home Loan Bank (FHLB)	0.070%	07/08/15	500
30,000,000		FHLB	0.040	07/17/15	30,000
103,500,000	d	FHLB	0.050-0.053	07/31/15	103,498
75,200,000		FHLB	0.060	08/04/15	75,197
83,340,000	d	FHLB	0.050-0.065	08/07/15	83,337
14,000,000		FHLB	0.060	08/10/15	13,999
43,000,000	d	FHLB	0.067	08/12/15	42,998
150,000,000	d	FHLB	0.050-0.065	08/17/15	149,992
11,300,000	d	FHLB	0.090	08/19/15	11,300
77,000,000		FHLB	0.063	08/26/15	76,995
25,000,000		FHLB	0.070	09/01/15	24,997
50,000,000	d	FHLB	0.087	09/04/15	49,995
		TOTAL GOVERNMENT AGENCY DEBT			662,808

TREASURY DEBT - 0.1%
6,800,000		United States Treasury Bill	0.056-0.065	08/13/15	6,800
13,000,000	d	United States Treasury Bill	0.070	08/27/15	13,000
1,000,000		United States Treasury Bill	0.092	10/08/15	1,000
4,000,000	d	United States Treasury Bill	0.100	10/15/15	4,000
30,000,000	d	United States Treasury Bill	0.210	03/31/16	29,960
		TOTAL TREASURY DEBT			54,760
190

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 4.1%
CERTIFICATE OF DEPOSIT - 0.6%
$260,000,000		Bank of Montreal	0.050%	07/01/15	$260,000
260,000,000		CIBC Bank and Trust Company	0.030	07/01/15	260,000
260,000,000		National Australia Bank Ltd	0.040	07/01/15	260,000
		TOTAL CERTIFICATE OF DEPOSIT			780,000

GOVERNMENT AGENCY DEBT- 0.3%
72,000,000		Federal Home Loan Bank (FHLB)	0.029	07/22/15	71,999
250,000,000		FHLB	0.029	07/24/15	249,995
56,000,000		FHLB	0.050	08/03/15	55,997
		TOTAL GOVERNMENT AGENCY DEBT			377,991

REPURCHASE AGREEMENT - 3.0%
25,000,000	o	Bank of Nova Scotia	0.120	07/01/15	25,000
125,000,000	p	Barclays	0.050	07/01/15	125,000
345,000,000	q	Barclays	0.100	07/01/15	345,000
75,000,000	r	Barclays	0.050	07/06/15	75,000
193,000,000	s	BNP	0.090	07/01/15	193,000
250,000,000	t	Calyon	0.080	07/01/15	250,000
175,000,000	u	Calyon	0.100	07/01/15	175,000
100,000,000	v	Citigroup	0.090	07/06/15	100,000
100,000,000	w	Citigroup	0.110	07/06/15	100,000
196,000,000	x	Deutsche Bank	0.120	07/01/15	196,000
350,000,000	y	Goldman Sachs	0.020	07/01/15	350,000
500,000,000	z	Goldman Sachs	0.070	07/02/15	500,000
100,000,000	aa	Goldman Sachs	0.070	07/06/15	100,000
600,000,000	ab	Merrill Lynch	0.110	07/01/15	600,000
415,000,000	ac	Royal Bank of Scotland	0.090	07/07/15	415,000
79,000,000	ad	Societe Generale	0.140	07/01/15	79,000
51,000,000	ae	Societe Generale	0.150	07/01/15	51,000
		TOTAL REPURCHASE AGREEMENT			3,679,000

TREASURY DEBT - 0.0%
49,000,000		United States Treasury Bill	0.002	07/23/15	49,000
		TOTAL TREASURY DEBT			49,000

VARIABLE RATE SECURITIES - 0.2%
5,598,006	i	Granite Master Issuer plc 2006	0.031	12/20/50	5,571
4,426,330	i	Granite Master Issuer plc 2007	0.020	12/20/50	4,403
5,653,700	i	Puma Finance Ltd	0.027	02/21/38	5,599
170,000,000	i	SLM Student Loan Trust 2007	0.317	01/25/19	168,685
2,965,231	i	SLM Student Loan Trust 2008	0.627	10/25/16	2,965
		TOTAL VARIABLE RATE SECURITIES			187,223

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			5,073,214
191

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

VALUE (000)
TOTAL SHORT-TERM INVESTMENTS	$5,790,782
(Cost $5,791,748)
TOTAL INVESTMENTS - 103.9%	128,034,072
(Cost $116,766,403)
OTHER ASSETS & LIABILITIES, NET - (3.9)%	(4,760,934)
NET ASSETS - 100.0%	$123,273,138

Abbreviation(s):
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
GDR	Global Depository Receipt
INR	Indian Rupee
NVDR	Non-Voting Depository Receipt
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depository Receipts

^	Amount represents less than $1,000.
*	Non-income producing
a	Affiliated holding
b	In bankruptcy
d	All or a portion of these securities have been segregated to cover margin requirements on open futures transactions.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $4,906,846,000.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At June 30, 2015 the aggregate value of these securities was $199,228,000, or 0.2% of net assets.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
j	Zero coupon
m	Indicates a security that has been deemed illiquid.
n	All or a portion of these securities have been segregated by the custodian to cover margin requirements on open written contracts.
o	Agreement with Bank of Nova Scotia, 0.12% dated 06/30/15 to be repurchased at $25,000,000 on 07/01/15, collateralized by U.S. Government Agency Securities valued at $25,500,000.
p	Agreement with Barclays, 0.05% dated 06/30/15 to be repurchased at $125,000,000 on 07/01/15, collateralized by U.S. Government Agency Securities valued at $127,500,000.
q	Agreement with Barclays, 0.10% dated 06/30/15 to be repurchased at $345,000,000 on 07/01/15, collateralized by U.S. Government Agency Securities valued at $351,900,000.
r	Agreement with Barclays, 0.05% dated 06/30/15 to be repurchased at $75,000,000 on 07/06/15, collateralized by U.S. Government Agency Securities valued at $76,500,000.
s	Agreement with BNP, 0.09% dated 06/30/15 to be repurchased at $193,000,000 on 07/01/15, collateralized by U.S. Government Agency Securities valued at $196,860,000.
t	Agreement with Calyon, 0.08% dated 06/30/15 to be repurchased at $250,000,000 on 07/01/15, collateralized by U.S. Government Agency Securities valued at $255,000,000.
u	Agreement with Calyon, 0.10% dated 06/30/15 to be repurchased at $175,000,000 on 07/01/15, collateralized by U.S. Government Agency Securities valued at $178,500,000.
v	Agreement with Citigroup, 0.09% dated 06/30/15 to be repurchased at $100,000,000 on 07/06/15, collateralized by U.S. Government Agency Securities valued at $102,000,000.
w	Agreement with Citigroup, 0.10% dated 06/30/15 to be repurchased at $100,000,000 on 07/06/15, collateralized by U.S. Government Agency Securities valued at $102,001,000.
x	Agreement with Deutsche Bank, 0.12% dated 06/30/15 to be repurchased at $196,000,000 on 07/01/15, collateralized by U.S. Government Agency Securities valued at $199,920,000.
y	Agreement with Goldman Sachs, 0.02% dated 06/30/15 to be repurchased at $350,000,000 on 07/01/15, collateralized by U.S. Government Agency Securities valued at $357,000,000.
192

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

z	Agreement with Goldman Sachs, 0.07% dated 06/30/15 to be repurchased at $500,000,000 on 07/02/15, collateralized by U.S. Government Agency Securities valued at $510,000,000.
aa	Agreement with Goldman Sachs, 0.07% dated 06/30/15 to be repurchased at $100,000,000 on 07/06/15, collateralized by U.S. Government Agency Securities valued at $102,000,000.
ab	Agreement with Merrill Lynch, 0.10% dated 06/30/15 to be repurchased at $600,000,000 on 07/01/15, collateralized by U.S. Government Agency Securities valued at $611,839,000.
ac	Agreement with Royal Bank of Scotland, 0.09% dated 06/30/15 to be repurchased at $415,000,000 on 07/07/15, collateralized by U.S. Government Agency Securities valued at $423,306,000.
ad	Agreement with Societe Generale, 0.14% dated 06/30/15 to be repurchased at $79,000,000 on 07/01/15, collateralized by U.S. Government Agency Securities valued at $80,580,000.
ae	Agreement with Societe Generale, 0.15% dated 06/30/15 to be repurchased at $51,000,000 on 07/01/15, collateralized by U.S. Government Agency Securities valued at $52,020,000.

Cost amounts are in thousands.
193

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

COLLEGE RETIREMENT EQUITIES FUND

STOCK ACCOUNT

SUMMARY OF MARKET VALUES BY COUNTRY (unaudited)

June 30, 2015

	Value	% of total
Country	(000)	portfolio
DOMESTIC

UNITED STATES	$89,361,501	69.9%
TOTAL DOMESTIC	89,361,501	69.9
FOREIGN

ARGENTINA	4,236	0.0
AUSTRALIA	1,546,498	1.2
AUSTRIA	132,889	0.1
BAHAMAS	74	0.0
BELGIUM	262,803	0.2
BERMUDA	14,894	0.0
BRAZIL	583,941	0.5
CANADA	2,407,390	1.9
CAYMAN ISLANDS	1,230	0.0
CHILE	94,094	0.1
CHINA	2,180,714	1.7
COLOMBIA	39,633	0.0
CYPRUS	73	0.0
CZECH REPUBLIC	15,828	0.0
DENMARK	473,861	0.4
EGYPT	26,712	0.0
FAROE ISLANDS	3,396	0.0
FINLAND	253,966	0.2
FRANCE	2,636,362	2.1
GEORGIA	3,380	0.0
GERMANY	2,226,492	1.7
GIBRALTAR	1,115	0.0
GREECE	26,744	0.0
GUERNSEY, C.I.	468	0.0
HONG KONG	1,092,263	0.9
HUNGARY	19,717	0.0
INDIA	758,796	0.6
INDONESIA	185,909	0.1
IRELAND	561,222	0.4
ISLE OF MAN	1,686	0.0
ISRAEL	227,581	0.2
ITALY	629,325	0.5
JAPAN	6,150,833	4.8
JERSEY, C.I.	12,051	0.0
JORDAN	12,100	0.0
KOREA, REPUBLIC OF	1,319,069	1.0
LUXEMBOURG	66,234	0.1
MACAU	5,098	0.0
MALAYSIA	244,378	0.2
MALTA	5,283	0.0
MEXICO	450,694	0.4
MONACO	11,354	0.0
NETHERLANDS	1,074,508	0.8
NEW ZEALAND	104,126	0.1
NORWAY	254,791	0.2
194

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

	Value	% of total
Country	(000)	portfolio
PAKISTAN	$2,917	0.0%
PANAMA	9,353	0.0
PERU	17,359	0.0
PHILIPPINES	158,784	0.1
POLAND	107,346	0.1
PORTUGAL	59,541	0.0
PUERTO RICO	16,368	0.0
QATAR	55,490	0.0
ROMANIA	1,701	0.0
RUSSIA	290,212	0.2
SINGAPORE	510,040	0.4
SOUTH AFRICA	632,017	0.5
SPAIN	584,628	0.5
SRI LANKA	1,219	0.0
SWEDEN	781,971	0.6
SWITZERLAND	2,355,632	1.8
TAIWAN	1,151,207	0.9
THAILAND	210,376	0.2
TURKEY	135,848	0.1
UKRAINE	1,332	0.0
UNITED ARAB EMIRATES	82,513	0.1
UNITED KINGDOM	5,380,404	4.2
VIETNAM	1,682	0.0
VIRGIN ISLANDS, BRITISH	223	0.0
VIRGIN ISLANDS, U.S.	597	0.0
TOTAL FOREIGN	38,672,571	30.1

TOTAL PORTFOLIO	$128,034,072	100.0%
195

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

COLLEGE RETIREMENT EQUITIES FUND
GLOBAL EQUITIES ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2015

			VALUE
SHARES		COMPANY	(000)
COMMON STOCKS - 99.0%

AUSTRALIA - 1.8%
150,780		AGL Energy Ltd	$1,806
822,297		Alumina Ltd	968
445,467		Amcor Ltd	4,707
899,065		AMP Ltd	4,172
106,855		APA Group	679
52,707		Aristocrat Leisure Ltd	311
213,135		Asciano Group	1,092
172,107		AusNet Services	185
1,351,468		Australia & New Zealand Banking Group Ltd	33,540
49,484		Australian Stock Exchange Ltd	1,522
35,545		Bank of Queensland Ltd	350
43,188		Bendigo Bank Ltd	408
2,321,289		BHP Billiton Ltd	47,351
888,410		BHP Billiton plc	17,468
126,480		BlueScope Steel Ltd	292
75,974		Boral Ltd	342
366,004		Brambles Ltd	2,986
226,644		Caltex Australia Ltd	5,564
43,015		CIMIC Group Ltd	721
160,036		Coca-Cola Amatil Ltd	1,129
5,563		Cochlear Ltd	344
473,427		Commonwealth Bank of Australia	31,046
130,448		Computershare Ltd	1,175
396,752		Crown Ltd	3,728
127,599		CSL Ltd	8,506
92,781		Dexus Property Group	522
71,877		DuluxGroup Ltd	317
6,300,943		Echo Entertainment Group Ltd	21,152
325,585		Federation Centres	733
5,218	e	Flight Centre Ltd	137
158,029	e	Fortescue Metals Group Ltd	233
169,209	e	GPT Group (ASE)	558
51,808		Harvey Norman Holdings Ltd	180
106,699		Healthscope Ltd	223
40,774		Iluka Resources Ltd	241
257,703		Incitec Pivot Ltd	764
574,112		Insurance Australia Group Ltd	2,468
172,549		Lend Lease Corp Ltd	1,995
168,116	e	Macquarie Goodman Group	812
104,058		Macquarie Group Ltd	6,520
264,147	*	Medibank Pvt Ltd	409
1,037,641		Mirvac Group	1,478
1,134,898		National Australia Bank Ltd	29,149
459,167	*	Newcrest Mining Ltd	4,623
196

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
321,889		OneSteel Ltd	$34
103,007	e	Orica Ltd	1,691
333,296		Origin Energy Ltd	3,076
328,034		Orora Ltd	528
72,671		Oxiana Ltd	223
21,633		Platinum Asset Mangement Ltd	125
2,850,093	*	Qantas Airways Ltd	6,926
431,660		QBE Insurance Group Ltd	4,545
206,728		QR National Ltd	817
13,499		Ramsay Health Care Ltd	639
5,103		REA Group Ltd	154
43,305		Recall Holdings Ltd	231
259,932		Santos Ltd	1,569
1,628,951		Scentre Group	4,705
31,631		Seek Ltd	343
41,152	e	Shopping Centres Australasia Property Group	67
36,626		Sonic Healthcare Ltd	603
1,178,086	*	South32 Ltd	1,627
675,569	*	South32 Ltd (W/I)	913
738,426	e	Stockland Trust Group	2,332
405,341		Suncorp-Metway Ltd	4,194
176,576		Sydney Airport	677
78,567		Tabcorp Holdings Ltd	275
139,470		Tattersall’s Ltd	400
1,404,815		Telstra Corp Ltd	6,648
27,765		TPG Telecom Ltd	192
382,862		Transurban Group	2,745
66,001		Treasury Wine Estates Ltd	253
333,561		Wesfarmers Ltd	10,031
1,138,180		Westfield Corp	7,994
995,627		Westpac Banking Corp	24,634
199,334		Woodside Petroleum Ltd	5,260
321,606		Woolworths Ltd	6,683
34,323	e	WorleyParsons Ltd	276
		TOTAL AUSTRALIA	344,316

AUSTRIA - 0.1%
3,624		Andritz AG.	201
13,668	*	Erste Bank der Oesterreichischen Sparkassen AG.	389
65,989	*,m	Immoeast AG.	0	^
7,147		OMV AG.	197
5,964	*,e	Raiffeisen International Bank Holding AG.	87
5,549	e	Voestalpine AG.	231
1,000,000		Wienerberger AG.	15,743
		TOTAL AUSTRIA	16,848

BELGIUM - 0.3%
10,579		Ageas	408
52,723		Anheuser-Busch InBev NV	6,345
141,592		Anheuser-Busch InBev NV (ADR)	17,086
31,925	*,m	Anheuser-Busch InBev NV (Strip VVPR)	0	^
7,293		Belgacom S.A.	258
197

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
3,530		Colruyt S.A.	$158
4,985		Delhaize Group	406
649,443		Fagron NV	26,872
3,932		Groupe Bruxelles Lambert S.A.	317
12,082		KBC Groep NV	810
2,921		Solvay S.A.	402
2,480	*	Telenet Group Holding NV	135
33,544		UCB S.A.	2,412
4,842		Umicore	230
		TOTAL BELGIUM	55,839

BRAZIL - 0.1%
734,600		Banco Itau Holding Financeira S.A.	8,085
250,000		Itau Unibanco Banco Multiplo S.A. (ADR)	2,738
		TOTAL BRAZIL	10,823

CANADA - 3.0%
24,746		Agnico-Eagle Mines Ltd	703
36,313	e	Agrium, Inc	3,849
855,094		Alimentation Couche Tard, Inc	36,579
14,376	e	AltaGas Income Trust	438
262,560	e	ARC Resources Ltd	4,499
11,481		Atco Ltd	363
65,000	e	Bank of Montreal	3,853
212,333		Bank of Montreal	12,582
383,404		Bank of Nova Scotia	19,790
451,096		Barrick Gold Corp (Canada)	4,822
21,335	e	Baytex Energy Trust	332
139,132	e	BCE, Inc	5,911
275,515	*,e	Blackberry Ltd (New)	2,252
195,824	e	Bombardier, Inc	353
252,461		Brookfield Asset Management, Inc	8,821
111,033		CAE, Inc	1,322
41,416		Cameco Corp (Toronto)	593
133,973	e	Canadian Imperial Bank of Commerce/Canada	9,876
260,937		Canadian National Railway Co	15,055
364,442		Canadian Natural Resources Ltd (Canada)	9,892
265,862		Canadian Oil Sands Trust	2,150
106,232	e	Canadian Pacific Railway Ltd (Toronto)	17,012
81,139		Canadian Tire Corp Ltd	8,678
14,139		Canadian Utilities Ltd	407
200,000	*	Canfor Corp	4,356
190,617	*,e	Cara Operations Ltd	5,265
390,000	*	Celestica, Inc	4,540
840,000		Cenovus Energy, Inc	13,448
171,256		Cenovus Energy, Inc (Toronto)	2,738
37,769	*	CGI Group, Inc	1,477
31,399	e	CI Financial Corp	845
8,542		Constellation Software, Inc	3,391
180,562	e	Crescent Point Energy Corp	3,705
565,583		Dollarama, Inc	34,279
400,303		Eldorado Gold Corp	1,660
198

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
350,000	*	Element Financial Corp	$5,534
9,394		Empire Co Ltd	662
226,565	e	Enbridge, Inc	10,595
346,311		EnCana Corp	3,818
22,713	e	Enerplus Resources Fund	199
3,744		Fairfax Financial Holdings Ltd	1,846
97,797		Finning International, Inc	1,839
47,036	e	First Capital Realty, Inc	673
119,810	e	First Quantum Minerals Ltd	1,566
106,995		Fortis, Inc	3,005
71,259	e	Franco-Nevada Corp	3,399
8,482		George Weston Ltd	666
250,567		Gildan Activewear, Inc	8,323
312,362		Goldcorp, Inc	5,069
48,633		Great-West Lifeco, Inc	1,416
74,174		H&R Real Estate Investment Trust	1,333
39,856	e	Husky Energy, Inc	762
53,082	e	IGM Financial, Inc	1,691
302,600	*,e	Imax Corp	12,186
118,850		Imperial Oil Ltd	4,591
41,693	e	Industrial Alliance Insurance and Financial Services, Inc	1,402
22,447		Intact Financial Corp	1,560
148,989	e	Inter Pipeline Ltd	3,424
44,754		Jean Coutu Group PJC, Inc	831
61,350	e	Keyera Corp	2,048
182,419	*	Kinross Gold Corp	425
130,000		Linamar Corp	8,443
44,075	e	Loblaw Cos Ltd	2,226
142,732		Magna International, Inc (Class A)	8,011
160,000		Magna International, Inc (Class A) (NY)	8,974
521,581		Manulife Financial Corp	9,692
570,837	*	MEG Energy Corp	9,324
9,553		Methanex Corp	533
358,423		Metro, Inc	9,619
129,022		National Bank of Canada	4,847
11,017		Onex Corp	610
132,813		Open Text Corp	5,394
7,093	*	Paramount Resources Ltd (Class A)	163
63,473	e	Pembina Pipeline Income Fund	2,052
74,840	e	Peyto Exploration & Development Corp	1,829
287,254		Potash Corp of Saskatchewan	8,896
156,872		Power Corp Of Canada	4,012
97,895	e	Power Financial Corp	2,811
15,134	e	PrairieSky Royalty Ltd	382
1,599		Restaurant Brands International LP	58
158,400	e	Restaurant Brands International, Inc	6,052
29,461		Restaurant Brands International, Inc (Toronto)	1,129
89,693		RioCan Real Estate Investment Trust	1,922
100,498	e	Rogers Communications, Inc (Class B)	3,565
588,824	e	Royal Bank of Canada (Toronto)	36,008
45,684		Saputo, Inc	1,105
62,571	e	Shaw Communications, Inc (B Shares)	1,363

199

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
54,036		Silver Wheaton Corp	$937
23,524		SNC-Lavalin Group, Inc	790
145,788	e	Sun Life Financial, Inc	4,867
904,454		Suncor Energy, Inc	24,911
124,625		Teck Cominco Ltd	1,235
96,222		TELUS Corp	3,315
1,268,804		Toronto-Dominion Bank	53,881
262,244	*	Tourmaline Oil Corp	7,878
144,473	e	TransAlta Corp	1,120
414,293	e	TransCanada Corp	16,837
162,941	e	TransForce, Inc	3,305
390,659	*	Turquoise Hill Resources Ltd	1,486
30,094	e	Veresen, Inc	407
59,283	e	Vermilion Energy, Inc	2,561
7,094		West Fraser Timber Co Ltd	390
180,000	e	Westjet Airlines Ltd	3,767
458,026		Yamana Gold, Inc	1,379
		TOTAL CANADA	592,785

CHINA - 0.9%
794,000		Agricultural Bank of China	427
107,552	*	Alibaba Group Holding Ltd (ADR)	8,848
122,600	*	Baidu, Inc (ADR)	24,407
1,608,700		Bank of Communications Co Ltd	1,674
2,700,000		Brilliance China Automotive Holdings Ltd	4,208
7,916,942	*,g	CGN Power Co Ltd	4,138
9,579,000	e,m	China Animal Healthcare Ltd	3,213
1,122,000		China Aoyuan Property Group Ltd	246
6,401,000	*	China Eastern Airlines Corp Ltd (H Shares)	5,348
7,346,800		China Everbright International Ltd	13,158
500,000	*	China Insurance International Holdings Co Ltd	1,790
1,300,255	*	China New Town Development Co Ltd	68
104,000		China Overseas Land & Investment Ltd	366
8,400,000		China Southern Airlines Co Ltd	9,840
1,849,100	*,e	China Vanke Co Ltd	4,540
203,000		CNOOC Ltd	288
1,450,000	m	Great Wall Motor Co Ltd	7,108
15,200,000		Huadian Fuxin Energy Corp Ltd	7,264
7,000,000		Huadian Power International Co	7,734
16,910,000	e	Huaneng Renewables Corp Ltd	6,819
4,395,000		Industrial & Commercial Bank of China	3,488
84,259	*	JD.com, Inc (ADR)	2,873
16,500,000	m	Sihuan Pharmaceutical Holdings	9,387
2,397,612		Sino-Ocean Land Holdings Ltd	1,808
2,324,100		Tencent Holdings Ltd	46,474
181,149	e	Yangzijiang Shipbuilding	190
		TOTAL CHINA	175,704

DENMARK - 0.6%
185		AP Moller - Maersk AS (Class A)	324
344		AP Moller - Maersk AS (Class B)	622
5,293		Carlsberg AS (Class B)	480
200

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
5,412		Coloplast AS	$355
486,292		Danske Bank AS	14,295
8,889		DSV AS	288
685,000	*,e	H Lundbeck AS	13,180
7,157		ISS A.S.	236
1,003,142		Novo Nordisk AS	55,047
11,841		Novozymes AS	563
105,594		Pandora AS	11,331
180,000		Sydbank AS	6,876
740,407		TDC AS	5,427
300,000	*	Topdanmark AS	8,042
5,425		Tryg A.S.	113
10,853		Vestas Wind Systems AS	541
1,246	*,e	William Demant Holding	95
		TOTAL DENMARK	117,815

FINLAND - 0.4%
6,435		Elisa Oyj (Series A)	204
21,955		Fortum Oyj	390
352,600		Huhtamaki Oyj	10,897
50,000		Kesko Oyj (B Shares)	1,741
15,383		Kone Oyj (Class B)	624
5,555	e	Metso Oyj	153
256,501		Neste Oil Oyj	6,543
2,840,404		Nokia Oyj	19,363
5,425		Nokian Renkaat Oyj	170
4,797		Orion Oyj (Class B)	168
864,071		Sampo Oyj (A Shares)	40,721
26,795		Stora Enso Oyj (R Shares)	276
26,330		UPM-Kymmene Oyj	466
7,396		Wartsila Oyj (B Shares)	347
		TOTAL FINLAND	82,063

FRANCE - 3.5%
408,976		Accor S.A.	20,698
1,431		Aeroports de Paris	162
16,874		Air Liquide	2,141
137,037	*	Alcatel S.A.	500
10,532	*	Alstom RGPT	299
3,294	*	Arkema	238
148,221		Atos Origin S.A.	11,076
95,310		AXA S.A.	2,416
605,735		BNP Paribas	36,758
41,482		Bollore	222
84,545		Bouygues S.A.	3,161
12,849		Bureau Veritas S.A.	296
7,575		Cap Gemini S.A.	672
26,926	*	Carrefour S.A.	865
2,798		Casino Guichard Perrachon S.A.	212
1	*	CGG (ADR)	0	^
2,684		Christian Dior S.A.	525
8,108		CNP Assurances	136
201

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
797,546		Compagnie de Saint-Gobain	$36,002
3,172,616		Credit Agricole S.A.	47,367
247,861		Dassault Systemes S.A.	17,993
792,729		Edenred	19,587
11,640		Electricite de France	260
9,863		Essilor International S.A.	1,182
1,876		Eurazeo	125
173,074		European Aeronautic Defence and Space Co	11,274
7,748		Eutelsat Communications	250
586,229	e	Faurecia	24,235
1,591		Fonciere Des Regions	135
1,150,279		France Telecom S.A.	17,777
294,626		Gaz de France	5,485
1,688		Gecina S.A.	208
28,184		Groupe Danone	1,826
21,586		Groupe Eurotunnel S.A.	313
1,251		Hermes International	467
1,695		Icade	121
1,293		Iliad S.A.	287
1,704		Imerys S.A.	131
731,996	*,e	JC Decaux S.A.	30,611
8,638		Klepierre	381
317,138		Lafarge S.A.	20,968
5,864		Lagardere S.C.A.	172
12,684		Legrand S.A.	714
276,490		L’Oreal S.A.	49,470
13,616		LVMH Moet Hennessy Louis Vuitton S.A.	2,394
9,077		Michelin (C.G.D.E.) (Class B)	955
593,389		Natixis	4,283
4,840	*	Numericable SAS	257
10,278	e	Pernod-Ricard S.A.	1,188
21,321	*	Peugeot S.A.	440
3,736		PPR	668
9,086		Publicis Groupe S.A.	673
75,000		Rallye S.A.	2,260
1,146		Remy Cointreau S.A.	83
286,959		Renault S.A.	30,087
1,231,808		Rexel S.A.	19,877
14,180		Safran S.A.	964
381,315		Sanofi-Aventis	37,723
26,952		Schneider Electric S.A.	1,866
8,038		SCOR	284
1,357		Societe BIC S.A.	216
520,026		Societe Generale	24,402
4,638		Sodexho Alliance S.A.	441
275,225		Suez Environnement S.A.	5,138
5,055		Technip S.A.	313
314,852		Teleperformance	22,244
82,128		Thales S.A.	4,962
2,000,004		Total S.A.	98,102
25,805		Unibail-Rodamco	6,555
238,058		Valeo S.A.	37,657
202

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
5,917	e	Vallourec	$121
21,951		Veolia Environnement	449
408,045		Vinci S.A.	23,682
55,668	e	Vivendi Universal S.A.	1,412
1,388		Wendel	171
9,406		Zodiac S.A.	306
		TOTAL FRANCE	697,891

GERMANY - 2.8%
79,987		Adidas-Salomon AG.	6,120
208,610		Allianz AG.	32,533
1,863		Axel Springer AG.	98
44,762		BASF SE	3,939
532,427		Bayer AG.	74,561
227,444		Bayerische Motoren Werke AG.	24,908
2,738		Bayerische Motoren Werke AG. (Preference)	232
636,123		Beiersdorf AG.	53,301
7,634		Brenntag AG.	438
1,604,475	*	Commerzbank AG.	20,511
133,252		Continental AG.	31,551
969,494		Daimler AG. (Registered)	88,316
22,389		Deutsche Annington Immobilien SE	632
67,295		Deutsche Bank AG.	2,023
9,247		Deutsche Boerse AG.	766
9,952	*	Deutsche Lufthansa AG.	128
1,501,793		Deutsche Post AG.	43,881
1,526,340		Deutsche Telekom AG.	26,315
15,934		Deutsche Wohnen AG.	365
65,000		Duerr AG.	6,055
97,659		E.ON AG.	1,302
4,817		Evonik Industries AG.	184
2,010		Fraport AG. Frankfurt Airport Services Worldwide	126
180,000		Freenet AG.	6,063
10,664		Fresenius Medical Care AG.	883
18,250		Fresenius SE	1,172
3,420		Fuchs Petrolub AG. (Preference)	145
8,741		GEA Group AG.	390
73,079		Hannover Rueckversicherung AG.	7,073
6,966		HeidelbergCement AG.	552
4,954		Henkel KGaA	472
8,787		Henkel KGaA (Preference)	986
3,256		Hugo Boss AG.	364
55,102		Infineon Technologies AG.	684
9,052		K&S AG.	382
1,127	*	Kabel Deutschland Holding AG.	151
4,464		Lanxess AG.	263
9,083		Linde AG.	1,721
1,560		MAN AG.	161
6,372		Merck KGaA	635
7,726		Metro AG.	244
101,156	*	Morphosys AG.	7,260
38,447		Muenchener Rueckver AG.	6,816
203

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
4,307		Osram Licht AG.	$206
7,551		Porsche AG.	637
536,637		ProSiebenSat. Media AG.	26,507
1,886		RTL Group	171
23,883		RWE AG.	514
47,971		SAP AG.	3,362
261,834		Siemens AG.	26,490
150,000		Software AG.	4,110
5,939		Symrise AG.	369
27,526		Telefonica Deutschland Holding AG.	159
17,746		ThyssenKrupp AG.	462
309,036		TUI AG. (DI)	5,000
6,162		United Internet AG.	274
21,311		Volkswagen AG.	4,934
8,348		Volkswagen AG. (Preference)	1,937
154,000		Wacker Chemie AG.	15,912
300,046		Wirecard AG.	11,484
		TOTAL GERMANY	557,230

HONG KONG - 1.0%
8,100,958		AIA Group Ltd	52,969
22,518		ASM Pacific Technology	223
111,457		Bank of East Asia Ltd	487
1,507,353		BOC Hong Kong Holdings Ltd	6,274
112,431		Cathay Pacific Airways Ltd	276
58,723		Cheung Kong Infrastructure Holdings Ltd	456
807,543	*	Cheung Kong Property Holdings Ltd	6,699
5,122,000		China Gas Holdings Ltd	8,195
625,000		Chow Sang Sang Holding	1,254
807,543		CK Hutchison Holdings Ltd	11,873
513,954		CLP Holdings Ltd	4,368
1,370,331	e	Esprit Holdings Ltd	1,283
225,463		First Pacific Co	190
226,803		Galaxy Entertainment Group Ltd	902
1,063,434	*	Global Brands Group Holding Ltd	224
209,000	*	Glorious Property Holdings Ltd	33
1,900,000		Haier Electronics Group Co Ltd	5,116
777,517		Hang Lung Group Ltd	3,422
3,393,803		Hang Lung Properties Ltd	10,086
365,972		Hang Seng Bank Ltd	7,148
447,198		Henderson Land Development Co Ltd	3,057
257,660		HKT Trust and HKT Ltd	303
2,265,066		Hong Kong & China Gas Ltd	4,746
303,776		Hong Kong Electric Holdings Ltd	2,770
179,462		Hong Kong Exchanges and Clearing Ltd	6,323
61,760		Hysan Development Co Ltd	267
1,524,448		Kerry Properties Ltd	5,976
1,633,027		Li & Fung Ltd	1,295
223,968		Link REIT	1,311
452,754		MTR Corp	2,106
1,651,913		New World Development Co Ltd	2,158
446,202		Noble Group Ltd	251
204

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
147,328		NWS Holdings Ltd	$213
396,040		PCCW Ltd	236
235,933		Sands China Ltd	793
2,770,286		Shanghai Real Estate Ltd	170
113,992		Shangri-La Asia Ltd	159
292,542		Sino Land Co	488
192,611	e	SJM Holdings Ltd	208
1,066,642		Sun Hung Kai Properties Ltd	17,261
154,128		Swire Pacific Ltd (Class A)	1,935
1,810,200		Swire Properties Ltd	5,774
130,402		Techtronic Industries Co	426
571,500	*,g	WH Group Ltd	389
2,085,701		Wharf Holdings Ltd	13,861
89,334		Wheelock & Co Ltd	456
70,912		Yue Yuen Industrial Holdings	237
		TOTAL HONG KONG	194,647

INDIA - 0.5%
350,000	*	Axis Bank Ltd	3,068
1,650,000		Bank of Baroda	3,735
99,359		Bharti Infratel Ltd	697
180,000		Cadila Healthcare Ltd	5,079
133,600		Container Corp Of India Ltd	3,514
322,531	*	DEN Networks Ltd	717
3,893,510		DLF Ltd	7,113
110,200		Dr Reddy’s Laboratories Ltd	6,135
530,000	*	HDFC Bank Ltd	8,872
332,666		Housing Development Finance Corp	6,767
450,000	e	ICICI Bank Ltd (ADR)	4,689
283,431		Jyothy Laboratories Ltd	1,298
196,320		LIC Housing Finance Ltd	1,388
410,000		Lupin Ltd	12,133
100,756	*,e	MakeMyTrip Ltd	1,983
6,000		MRF Ltd	3,222
90,834		Prestige Estates Projects Ltd	352
1,113,028	*	Puravankara Projects Ltd	1,383
111,069		Reliance Industries Ltd	1,743
154,738		Shriram Transport Finance Co Ltd	2,073
800,000		Sun Pharmaceutical Industries Ltd	10,987
813,513	*	Sunteck Realty Ltd	3,385
1,371,559		Tata Motors Ltd	5,605
26,406,156	*	Unitech Ltd	3,284
600,000		United Phosphorus Ltd	5,039
		TOTAL INDIA	104,261

INDONESIA - 0.0%
1,396,300		PT Bank Mandiri Persero Tbk	1,049
41,374,500		PT Express Transindo Utama Tbk	3,088
		TOTAL INDONESIA	4,137

IRELAND - 1.2%
1,342,671	*	Bank of Ireland	544
205

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
1,611,338		CRH plc	$45,428
60,000		DCC plc	4,712
3,002,262		Green REIT plc	4,907
6,470,177		Hibernia REIT plc	9,089
147,992	*,m	Irish Bank Resolution Corp Ltd	0	^
43,577		James Hardie Industries NV	580
327,203		Kerry Group plc (Class A)	24,272
6,302		Ryanair Holdings plc	83
446,866		Ryanair Holdings plc (ADR)	31,884
608,229		Shire Ltd	48,871
977,088		Smurfit Kappa Group plc	26,930
1,018,252		XL Capital Ltd	37,879
		TOTAL IRELAND	235,179

ISRAEL - 0.1%
1,934		Azrieli Group	77
51,034		Bank Hapoalim Ltd	275
67,321	*	Bank Leumi Le-Israel	285
92,664		Bezeq Israeli Telecommunication Corp Ltd	158
180		Delek Group Ltd	53
24,678		Israel Chemicals Ltd	172
137		Israel Corp Ltd	48
5,897		Mizrahi Tefahot Bank Ltd	73
2,731		Nice Systems Ltd	173
41,968		Teva Pharmaceutical Industries Ltd	2,484
285,146		Teva Pharmaceutical Industries Ltd (ADR)	16,852
		TOTAL ISRAEL	20,650

ITALY - 1.1%
4,000,000		A2A S.p.A.	4,774
413,333		Ansaldo STS S.p.A.	4,302
57,640		Assicurazioni Generali S.p.A.	1,039
19,900		Autostrade S.p.A.	492
11,432,360		Banca Intesa S.p.A.	41,516
50,397		Banca Intesa S.p.A. RSP	161
140,528	*	Banca Monte dei Paschi di Siena S.p.A	274
43,846		Banche Popolari Unite Scpa	352
17,948	*	Banco Popolare SC	295
86,571		Enel Green Power S.p.A	169
4,100,379	e	Enel S.p.A.	18,584
624,693		ENI S.p.A.	11,096
114,906		Exor S.p.A.	5,489
20,883	*	Finmeccanica S.p.A.	263
36,195		Fondiaria-Sai S.p.A	90
286,814		Luxottica Group S.p.A.	19,078
2,184,673		Mediaset S.p.A.	10,517
5,293,714		Mediobanca S.p.A.	51,903
600,000		Mediolanum S.p.A.	4,952
701,920		Moncler S.p.A	13,007
765,600	*,g	OVS S.p.A	4,502
12,170		Pirelli & C S.p.A.	205
9,189		Prysmian S.p.A.	199
206

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
12,756	*,e	Saipem S.p.A.	$135
101,580		Snam Rete Gas S.p.A.	483
286,978		Telecom Italia RSP	293
489,403	*,e	Telecom Italia S.p.A.	622
71,779		Terna Rete Elettrica Nazionale S.p.A.	317
233,382		UniCredit S.p.A	1,568
304,209	*	Yoox S.p.A	9,845
		TOTAL ITALY	206,522

JAPAN - 8.3%
2,100	e	ABC-Mart, Inc	129
35,900	*,e	Acom Co Ltd	138
400		Activia Properties Inc	3,387
2,090		Advance Residence Investment Corp	5,118
12,643		Advantest Corp	131
52,909		Aeon Co Ltd	751
8,803	e	AEON Financial Service Co Ltd	244
9,560		Aeon Mall Co Ltd	179
13,000		Air Water, Inc	238
197,542		Aisin Seiki Co Ltd	8,399
45,529		Ajinomoto Co, Inc	985
14,000		Alfresa Holdings Corp	218
88,435		All Nippon Airways Co Ltd	240
28,244		Amada Co Ltd	298
2,607,848		Aozora Bank Ltd	9,839
192,107		Asahi Breweries Ltd	6,101
75,773		Asahi Glass Co Ltd	455
623,134		Asahi Kasei Corp	5,111
13,000		Asics Corp	336
662,600		Astellas Pharma, Inc	9,439
107,105		Bank of Kyoto Ltd	1,232
361,971		Bank of Yokohama Ltd	2,217
5,353		Benesse Corp	134
520,804		Bridgestone Corp	19,250
19,385		Brother Industries Ltd	274
45,800		Calbee, Inc	1,929
86,797		Canon, Inc	2,816
16,933	e	Casio Computer Co Ltd	334
45,900		Central Japan Railway Co	8,283
241,323		Chiba Bank Ltd	1,838
118,100		Chiyoda Corp	1,045
192,466		Chubu Electric Power Co, Inc	2,869
73,158		Chugai Pharmaceutical Co Ltd	2,523
50,100		Chugoku Bank Ltd	790
84,353		Chugoku Electric Power Co, Inc	1,231
20,942		Citizen Watch Co Ltd	146
4,000	e	COLOPL, Inc	81
12,055		Credit Saison Co Ltd	258
1,200		Crescendo Investment Corp	909
45,000		CyberAgent, Inc	2,135
408,400	*,e	CYBERDYNE, Inc	10,631
44,076		Dai Nippon Printing Co Ltd	455
207

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
24,030		Daicel Chemical Industries Ltd	$308
15,290		Daihatsu Motor Co Ltd	218
252,800		Dai-ichi Mutual Life Insurance Co	4,964
51,197		Daiichi Sankyo Co Ltd	946
74,546		Daikin Industries Ltd	5,359
12,763		Dainippon Sumitomo Pharma Co Ltd	141
15,911		Daito Trust Construction Co Ltd	1,647
235,056		Daiwa House Industry Co Ltd	5,476
447,300		Daiwa Securities Group, Inc	3,346
766,600	e	Dena Co Ltd	15,066
282,045		Denso Corp	14,033
17,555		Dentsu, Inc	908
409,600		Don Quijote Co Ltd	17,428
212,952		East Japan Railway Co	19,144
20,717		Eisai Co Ltd	1,389
38,693		Electric Power Development Co	1,367
4,644		FamilyMart Co Ltd	214
58,443		Fanuc Ltd	11,958
27,718		Fast Retailing Co Ltd	12,569
1,194,822		Fuji Electric Holdings Co Ltd	5,139
703,542		Fuji Heavy Industries Ltd	25,870
546,284		Fujifilm Holdings Corp	19,496
189,991		Fujitsu Ltd	1,062
243,663		Fukuoka Financial Group, Inc	1,263
159,400		GMO Payment Gateway, Inc	5,145
35,800		GungHo Online Entertainment Inc	139
119,879		Gunma Bank Ltd	885
122,842		Hachijuni Bank Ltd	926
17,800		Hakuhodo DY Holdings, Inc	190
11,500		Hamamatsu Photonics KK	339
94,000		Hankyu Hanshin Holdings, Inc	555
700,000		Haseko Corp	8,245
1,400		Hikari Tsushin, Inc	94
80,482		Hino Motors Ltd	995
2,500		Hirose Electric Co Ltd	358
160,000		Hiroshima Bank Ltd	955
4,667		Hisamitsu Pharmaceutical Co, Inc	181
8,252		Hitachi Chemical Co Ltd	149
8,522		Hitachi Construction Machinery Co Ltd	149
20,900		Hitachi High-Technologies Corp	588
7,136,285		Hitachi Ltd	47,011
17,000		Hitachi Metals Ltd	261
365,000		Hokuhoku Financial Group, Inc	861
53,131		Hokuriku Electric Power Co	791
551,768		Honda Motor Co Ltd	17,833
67,000		House Foods Corp	1,273
714,853		Hoya Corp	28,630
158		Hulic Reit, Inc	225
9,666		Ibiden Co Ltd	163
1,552		Ichigo Real Estate Investment Corp	1,122
7,800		Idemitsu Kosan Co Ltd	153
11,800		Iida Group Holdings Co Ltd	188
208

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
200		Industrial & Infrastructure Fund Investment Corp	$903
287,400		Infomart Corp	3,630
298,100		Inpex Holdings, Inc	3,384
159,981		Isetan Mitsukoshi Holdings Ltd	2,858
1,818,878		Ishikawajima-Harima Heavy Industries Co Ltd	8,469
48,800		Isuzu Motors Ltd	640
846,770		Itochu Corp	11,183
23,500		Itochu Techno-Science Corp	585
74,152		Iyo Bank Ltd	910
299,200		J Front Retailing Co Ltd	5,631
236,900		Japan Airlines Co Ltd	8,256
3,500		Japan Airport Terminal Co Ltd	191
31,100	*	Japan Display, Inc	117
62		Japan Prime Realty Investment Corp	193
101		Japan Real Estate Investment Corp	458
5,243		Japan Rental Housing Investments, Inc	3,683
690		Japan Retail Fund Investment Corp	1,380
428,000		Japan Tobacco, Inc	15,215
39,904		JFE Holdings, Inc	884
67,978		JGC Corp	1,283
200,624		Joyo Bank Ltd	1,123
15,453		JSR Corp	273
416,303		JTEKT Corp	7,872
2,130,680		JX Holdings, Inc	9,186
500,000		kabu.com Securities Co Ltd	1,672
68,372		Kajima Corp	321
11,600	e	Kakaku.com, Inc	168
202,252		Kamigumi Co Ltd	1,899
69,000		Kanamoto Co Ltd	1,749
21,900		Kaneka Corp	160
217,474	*	Kansai Electric Power Co, Inc	2,408
19,480		Kansai Paint Co Ltd	302
40,853		Kao Corp	1,900
516,212		Kawasaki Heavy Industries Ltd	2,406
570,200		KDDI Corp	13,760
41,000		Keihan Electric Railway Co Ltd	239
151,622		Keihin Electric Express Railway Co Ltd	1,144
185,910		Keio Corp	1,330
22,426		Keisei Electric Railway Co Ltd	267
2,263		Kenedix Realty Investment Corp	11,335
11,451		Keyence Corp	6,172
11,795		Kikkoman Corp	368
332,914		Kintetsu Corp	1,134
65,649		Kirin Brewery Co Ltd	904
255,084		Kobe Steel Ltd	429
8,300		Koito Manufacturing Co Ltd	323
75,922		Komatsu Ltd	1,523
7,773		Konami Corp	145
36,413		Konica Minolta Holdings, Inc	424
1,090,258		Kubota Corp	17,288
27,874		Kuraray Co Ltd	341
8,845		Kurita Water Industries Ltd	206
209

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
59,400		Kyocera Corp	$3,088
19,045		Kyowa Hakko Kogyo Co Ltd	249
124,984	*	Kyushu Electric Power Co, Inc	1,449
5,251		Lawson, Inc	359
21,523		LIXIL Group Corp	427
15,900		Mabuchi Motor Co Ltd	1,006
100,000		Maeda Corp	693
54,036		Makita Corp	2,927
915,772		Marubeni Corp	5,255
19,109		Marui Co Ltd	258
3,696		Maruichi Steel Tube Ltd	92
1,222,100		Matsui Securities Co Ltd	10,721
558,955		Matsushita Electric Industrial Co Ltd	7,656
898,500		Mazda Motor Corp	17,583
5,300	e	McDonald’s Holdings Co Japan Ltd	112
10,812		Mediceo Paltac Holdings Co Ltd	176
4,949		MEIJI Holdings Co Ltd	639
26,000		Minebea Co Ltd	429
17,300		Miraca Holdings, Inc	864
270,000		MISUMI Group, Inc	3,833
410,919		Mitsubishi Chemical Holdings Corp	2,583
381,795		Mitsubishi Corp	8,393
844,814		Mitsubishi Electric Corp	10,909
277,705		Mitsubishi Estate Co Ltd	5,981
287,160		Mitsubishi Gas Chemical Co, Inc	1,608
1,063,150		Mitsubishi Heavy Industries Ltd	6,463
10,262		Mitsubishi Logistics Corp	135
92,293		Mitsubishi Materials Corp	354
52,100		Mitsubishi Motors Corp	443
5,238,154		Mitsubishi UFJ Financial Group, Inc	37,686
39,300		Mitsubishi UFJ Lease & Finance Co Ltd	215
534,304		Mitsui & Co Ltd	7,259
240,087		Mitsui Chemicals, Inc	892
901,100		Mitsui Engineering & Shipbuilding Co Ltd	1,559
942,437		Mitsui Fudosan Co Ltd	26,372
1,937,499		Mitsui OSK Lines Ltd	6,202
309,509		Mitsui Sumitomo Insurance Group Holdings, Inc	9,635
1,659,918		Mitsui Trust Holdings, Inc	7,593
3,700	e	Mixi Inc	184
5,226,856		Mizuho Financial Group, Inc	11,310
110,000		Monex Beans Holdings, Inc	302
346,300	e	MonotaRO Co Ltd	15,202
312,720		Murata Manufacturing Co Ltd	54,574
9,800		Nabtesco Corp	246
71,000	e	Nagoya Railroad Co Ltd	265
14,106		Namco Bandai Holdings, Inc	273
210,615		NEC Corp	637
10,100		Nexon Co Ltd	139
243,179		NGK Insulators Ltd	6,257
14,488		NGK Spark Plug Co Ltd	401
12,238		NHK Spring Co Ltd	135
167,800		Nidec Corp	12,558
210

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
445,100		Nihon Nohyaku Co Ltd	$4,315
77,181	e	Nikon Corp	892
54,698		Nintendo Co Ltd	9,125
432		Nippon Building Fund, Inc	1,891
32,184		Nippon Electric Glass Co Ltd	163
69,441		Nippon Express Co Ltd	341
14,944		Nippon Meat Packers, Inc	341
12,200		Nippon Paint Co Ltd	344
2,590		Nippon ProLogis REIT, Inc	4,766
1,316,176		Nippon Steel Corp	3,413
528,660		Nippon Telegraph & Telephone Corp	19,146
503,308		Nippon Yusen Kabushiki Kaisha	1,401
1,216,743		Nissan Motor Co Ltd	12,711
17,000		Nisshin Seifun Group, Inc	226
5,135		Nissin Food Products Co Ltd	225
42,400		Nissin Kogyo Co Ltd	699
6,000		Nitori Co Ltd	489
331,437		Nitto Denko Corp	27,218
27,153		NKSJ Holdings, Inc	994
7,751		NOK Corp	240
3,233,663		Nomura Holdings, Inc	21,833
10,174		Nomura Real Estate Holdings, Inc	214
84,664		Nomura Research Institute Ltd	3,311
37,811		NSK Ltd	583
110,700		NTT Data Corp	4,834
497,700		NTT DoCoMo, Inc	9,555
10,500		NTT Urban Development Corp	104
52,259		Obayashi Corp	381
202,098	e	Odakyu Electric Railway Co Ltd	1,886
63,797		OJI Paper Co Ltd	277
479,900		Olympus Corp	16,569
66,102		Omron Corp	2,871
181,598		Ono Pharmaceutical Co Ltd	19,821
2,903		Oracle Corp Japan	121
16,300		Oriental Land Co Ltd	1,040
1,851,200		ORIX Corp	27,489
152,981		Osaka Gas Co Ltd	604
22,600		Osaka Securities Exchange Co Ltd	733
7,700		Otsuka Corp	359
31,700		Otsuka Holdings KK	1,010
88,600		Park24 Co Ltd	1,517
1,400,000	*	Pioneer Corp	2,549
50,000		Pola Orbis Holdings, Inc	2,831
64,400		Rakuten, Inc	1,040
11,600		Recruit Holdings Co Ltd	354
1,035,230		Resona Holdings, Inc	5,646
396,481		Ricoh Co Ltd	4,107
2,899		Rinnai Corp	228
226,824		Rohm Co Ltd	15,197
3,880		Sankyo Co Ltd	137
3,800	e	Sanrio Co Ltd	103
265,400		Santen Pharmaceutical Co Ltd	3,755
211

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
212,000		Sapporo Holdings Ltd	$788
109,800		Sawai Pharmaceutical Co Ltd	6,390
18,180		SBI Holdings, Inc	250
17,234		Secom Co Ltd	1,120
15,043		Sega Sammy Holdings, Inc	197
9,000		Seibu Holdings, Inc	208
23,000		Seiko Epson Corp	408
119,000		Seino Holdings Corp	1,332
252,551		Sekisui Chemical Co Ltd	3,100
217,320		Sekisui House Ltd	3,451
350,181		Seven & I Holdings Co Ltd	15,032
45,300		Seven Bank Ltd	210
127,106	*,e	Sharp Corp	154
55,119		Shikoku Electric Power Co, Inc	825
20,982		Shimadzu Corp	285
27,797		Shimamura Co Ltd	2,918
6,381		Shimano, Inc	871
1,534,962		Shimizu Corp	12,918
214,600		Shin-Etsu Chemical Co Ltd	13,308
510,649		Shinsei Bank Ltd	1,029
94,533		Shionogi & Co Ltd	3,663
29,585		Shiseido Co Ltd	671
42,301		Shizuoka Bank Ltd	442
24,600		Shoei Co Ltd	218
15,973		Showa Shell Sekiyu KK	140
4,288		SMC Corp	1,290
816,960		Softbank Corp	48,121
2,400,000		Sojitz Holdings Corp	5,829
75,000		So-net M3, Inc	1,508
1,804,082	*	Sony Corp	51,230
14,000		Sony Financial Holdings, Inc	245
11,315		Stanley Electric Co Ltd	236
1,141,883		Sumitomo Chemical Co Ltd	6,861
234,363		Sumitomo Corp	2,728
60,576		Sumitomo Electric Industries Ltd	938
1,525,625		Sumitomo Heavy Industries Ltd	8,886
39,464		Sumitomo Metal Mining Co Ltd	600
1,120,079		Sumitomo Mitsui Financial Group, Inc	49,865
120,725		Sumitomo Realty & Development Co Ltd	4,231
13,463		Sumitomo Rubber Industries, Inc	209
11,000		Suntory Beverage & Food Ltd	438
231,754		Suruga Bank Ltd	4,964
6,200		Suzuken Co Ltd	198
29,322		Suzuki Motor Corp	990
306,600		Sysmex Corp	18,260
176,031		T&D Holdings, Inc	2,624
92,000		Taiheiyo Cement Corp	269
306,143		Taisei Corp	1,758
2,623		Taisho Pharmaceutical Holdings Co Ltd	177
12,272		Taiyo Nippon Sanso Corp	149
407,718		Takashimaya Co Ltd	3,696
299,148		Takeda Pharmaceutical Co Ltd	14,439
212

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
70,981		Tanabe Seiyaku Co Ltd	$1,063
82,527		TDK Corp	6,319
1,224,613		Teijin Ltd	4,752
24,700		Terumo Corp	592
55,976		THK Co Ltd	1,208
290,878		Tobu Railway Co Ltd	1,249
8,975		Toho Co Ltd	223
33,000		Toho Gas Co Ltd	195
142,015		Tohoku Electric Power Co, Inc	1,923
544,764		Tokio Marine Holdings, Inc	22,656
118,560	*	Tokyo Electric Power Co, Inc	646
42,910		Tokyo Electron Ltd	2,727
2,811,724		Tokyo Gas Co Ltd	14,927
50,000		Tokyo Ohka Kogyo Co Ltd	1,418
16,500		Tokyo Tatemono Co Ltd	229
526,852		Tokyu Corp	3,526
43,500		Tokyu Fudosan Holdings Corp	335
361,126		TonenGeneral Sekiyu KK	3,359
329,427		Toppan Printing Co Ltd	2,754
465,664		Toray Industries, Inc	3,936
410,481		Toshiba Corp	1,408
900,000		Tosoh Corp	5,592
23,681		Toto Ltd	427
12,839		Toyo Seikan Kaisha Ltd	206
37,099		Toyo Suisan Kaisha Ltd	1,352
185,197		Toyoda Gosei Co Ltd	4,464
13,361		Toyota Industries Corp	761
1,969,048		Toyota Motor Corp	131,763
17,394		Toyota Tsusho Corp	467
8,528		Trend Micro, Inc	292
111,600		Uni-Charm Corp	2,651
214		United Urban Investment Corp	302
17,730		USS Co Ltd	320
32,900		West Japan Railway Co	2,105
451,100		Yahoo! Japan Corp	1,821
7,177		Yakult Honsha Co Ltd	425
57,890	e	Yamada Denki Co Ltd	232
64,406	e	Yamaguchi Financial Group, Inc	802
13,388		Yamaha Corp	270
21,483		Yamaha Motor Co Ltd	469
28,755		Yamato Transport Co Ltd	556
9,553		Yamazaki Baking Co Ltd	159
368,084		Yaskawa Electric Corp	4,708
18,310		Yokogawa Electric Corp	236
8,000		Yokohama Rubber Co Ltd	161
141,000	e	Yumeshin Holdings Co Ltd	899
		TOTAL JAPAN	1,631,587

JERSEY, C.I. - 0.0%
4,619		Randgold Resources Ltd	310
		TOTAL JERSEY, C.I.	310
213

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
KOREA, REPUBLIC OF - 0.3%
37,000		Daewoo International Corp	$855
29,000		Hanssem Co Ltd	7,302
73,131		KB Financial Group, Inc	2,415
3,000		Naver Corp	1,703
26,064		Samsung Electronics Co Ltd	29,572
20,000		Samsung Fire & Marine Insurance Co Ltd	5,270
90,000		Woongjin Coway Co Ltd	7,369
		TOTAL KOREA, REPUBLIC OF	54,486

LUXEMBOURG - 0.1%
4,220	*	Altice S.A.	581
48,498		ArcelorMittal	471
3,877,524		B&M European Value Retail S.A.	20,891
3,261		Millicom International Cellular S.A.	241
15,273		SES Global S.A.	514
23,377	e	Tenaris S.A.	315
		TOTAL LUXEMBOURG	23,013

MACAU - 0.0%
88,992		MGM China Holdings Ltd	145
151,783		Wynn Macau Ltd	253
		TOTAL MACAU	398

MALAYSIA - 0.1%
5,555,550		Karex BHD	4,521
1,266,980		Public Bank BHD	6,286
1,200,000		Tenaga Nasional BHD	4,020
34,220		YNH Property BHD	17
		TOTAL MALAYSIA	14,844

MEXICO - 0.1%
814,487	*	Cemex SAB de C.V. (ADR)	7,461
11,287		Fresnillo plc	123
700,000		Gruma SAB de C.V.	8,995
100,000	e	Southern Copper Corp (NY)	2,941
		TOTAL MEXICO	19,520

NETHERLANDS - 1.7%
88,332		Aegon NV	652
125,000	*	AerCap Holdings NV	5,724
347,425		Akzo Nobel NV	25,365
488,665		ASML Holding NV	50,830
44,600	e	ASML Holding NV (ADR)	4,644
3,996		Boskalis Westminster	196
9,885		Delta Lloyd NV	162
8,607		DSM NV	500
3,844	e	Gemalto NV	343
4,589		Heineken Holding NV	322
11,102		Heineken NV	844
6,206,748		ING Groep NV	103,065
214

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
1,371,962	e	ING Groep NV (ADR)	$22,747
43,615		Koninklijke Ahold NV	819
45,285		Koninklijke Philips Electronics NV	1,156
3,278		Koninklijke Vopak NV	166
9,872		NN Group NV	278
260,597	*	NXP Semiconductors NV	25,591
4,129	*,e	OCI NV	117
6,019		Randstad Holdings NV	392
1,507,321		Royal Dutch Shell plc (A Shares)	42,618
1,062,164		Royal Dutch Shell plc (B Shares)	30,240
156,790		Royal KPN NV	601
23,640		TNT Express NV	201
1,036,400	*,e	TomTom NV	11,765
184,582		Wolters Kluwer NV	5,494
		TOTAL NETHERLANDS	334,832

NEW ZEALAND - 0.1%
4,000,000		Air New Zealand Ltd	6,911
88,380		Auckland International Airport Ltd	296
35,566		Contact Energy Ltd	121
66,214		Fletcher Building Ltd	364
120,762	*	Meridian Energy Ltd	177
67,787		Mighty River Power Ltd	128
36,298		Ryman Healthcare Ltd	195
900,000	e	Sky Network Television Ltd	3,664
179,218		Telecom Corp of New Zealand Ltd	339
		TOTAL NEW ZEALAND	12,195

NORWAY - 0.4%
781,800		DNB NOR Holding ASA	13,020
10,150		Gjensidige Forsikring BA	163
65,138		Norsk Hydro ASA	273
40,576		Orkla ASA	318
400,000		PAN Fish ASA	4,581
18,436	e	Seadrill Ltd (Oslo Exchange)	192
2,952,234		Statoil ASA	52,795
36,145		Telenor ASA	793
8,990		Yara International ASA	468
		TOTAL NORWAY	72,603

PHILIPPINES - 0.1%
20,895,900	*	Melco Crown Philippines Resorts Corp	2,372
4,174,604		Metropolitan Bank & Trust	8,701
8,754,350		Robinsons Retail Holdings, Inc	14,455
		TOTAL PHILIPPINES	25,528

POLAND - 0.0%
800,000		Polska Grupa Energetyczna S.A.	3,923
		TOTAL POLAND	3,923

215

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
PORTUGAL - 0.0%
1,835,697	*,e	Banco Comercial Portugues S.A.	$161
115,340	e	Energias de Portugal S.A.	439
19,041		Galp Energia SGPS S.A.	224
463,384		Jeronimo Martins SGPS S.A.	5,975
		TOTAL PORTUGAL	6,799

RUSSIA - 0.0%
619,800		Sberbank of Russian Federation (ADR)	3,232
203,100	*	X 5 Retail Group NV (GDR)	3,379
		TOTAL RUSSIA	6,611

SINGAPORE - 0.4%
197,255		Ascendas REIT	360
121,003		Avago Technologies Ltd	16,085
185,197		CapitaCommercial Trust	214
773,546		CapitaLand Ltd	2,009
654,017		CapitaMall Trust	1,043
138,800		City Developments Ltd	1,007
202,648		ComfortDelgro Corp Ltd	471
738,706		DBS Group Holdings Ltd	11,334
593,192		Genting International plc	394
3,805,995		Global Logistic Properties	7,145
683,765		Golden Agri-Resources Ltd	208
557,347		Hutchison Port Holdings Trust	351
10,166	e	Jardine Cycle & Carriage Ltd	250
422,168		Keppel Corp Ltd	2,573
54,756		Keppel Infrastructure Trust	22
78,567	e	K-REIT Asia	67
460,636		Oversea-Chinese Banking Corp	3,479
95,148		SembCorp Industries Ltd	275
367,917	e	SembCorp Marine Ltd	775
155,384		Singapore Airlines Ltd	1,237
268,943		Singapore Exchange Ltd	1,562
524,025	e	Singapore Press Holdings Ltd	1,587
484,507		Singapore Technologies Engineering Ltd	1,186
2,631,491		Singapore Telecommunications Ltd	8,212
56,630		StarHub Ltd	166
229,800		Suntec Real Estate Investment Trust	294
266,268		United Overseas Bank Ltd	4,556
47,209	e	United Overseas Land Ltd	242
185,562		Wilmar International Ltd	452
3,057,000	e	Yanlord Land Group Ltd	2,563
		TOTAL SINGAPORE	70,119

SOUTH AFRICA - 0.2%
400,000		Foschini Ltd	5,229
26,237		Investec plc	236
558,033		Mondi plc	12,014
55,300		Naspers Ltd (N Shares)	8,599
800,000		Sanlam Ltd	4,355
90,000		Sasol Ltd	3,332
		TOTAL SOUTH AFRICA	33,765
216

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
SPAIN - 0.8%
21,455		Abertis Infraestructuras S.A. (Continuous)	$352
80,000	*,e	Acciona S.A.	6,058
632,172		Acerinox S.A.	8,751
9,876		ACS Actividades Construccion y Servicios S.A.	319
3,265	*,g	Aena S.A.	341
610,948		Amadeus IT Holding S.A.	24,389
307,833		Banco Bilbao Vizcaya Argentaria S.A.	3,033
237,575		Banco de Sabadell S.A.	575
4,164	*,m	Banco de Sabadell S.A. (Int Shares)	10
85,508		Banco Popular Espanol S.A.	416
1,244,423		Banco Santander Central Hispano S.A.	8,753
225,811	*	Bankia S.A.	288
33,880		Bankinter S.A.	251
160,000	*,g	Cellnex Telecom SAU	2,707
55,287		Corp Mapfre S.A.	191
2,935,435		Criteria CaixaBank S.A.	13,659
930,614		Distribuidora Internacional de Alimentacion S.A.	7,132
10,505	e	Enagas	286
1,030,137	e	Endesa S.A.	19,729
21,672	e	Ferrovial S.A.	471
217,051	e	Gas Natural SDG S.A.	4,929
300,000		Gestevision Telecinco S.A.	3,939
7,144	e	Grifols S.A.	289
4,041,435		Iberdrola S.A.	27,286
52,425		Inditex S.A.	1,710
129,390	*,e,m	Let’s GOWEX S.A.	1
5,257	e	Red Electrica de Espana	422
295,909	e	Repsol YPF S.A.	5,216
235,400	e	Tecnicas Reunidas S.A.	12,128
550,716		Telefonica S.A.	7,845
7,628		Zardoya Otis S.A.	83
		TOTAL SPAIN	161,559

SWEDEN - 0.7%
13,146		Alfa Laval AB	231
110,000	*,e	Arcam AB	1,888
274,249		Assa Abloy AB	5,163
32,638		Atlas Copco AB (A Shares)	913
19,260		Atlas Copco AB (B Shares)	480
12,941	e	Autoliv, Inc	1,511
804,273		Boliden AB	14,662
657,577		Electrolux AB (Series B)	20,604
16,698	e	Elekta AB (B Shares)	105
148,323		Ericsson (LM) (B Shares)	1,545
10,001		Getinge AB (B Shares)	241
46,305		Hennes & Mauritz AB (B Shares)	1,782
297,185		Hexagon AB (B Shares)	10,764
19,823		Husqvarna AB (B Shares)	149
3,674	e	ICA Gruppen AB	130
8,009		Industrivarden AB	151
217

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
713,283		Intrum Justitia AB	$21,600
22,508		Investor AB (B Shares)	839
200,000		JM AB	5,451
964,643	e	Kinnevik Investment AB (Series B)	30,512
10,759	*,e	Lundin Petroleum AB	185
200,000		NCC AB (B Shares)	6,108
148,188		Nordea Bank AB	1,848
51,828		Sandvik AB	573
14,914		Securitas AB (B Shares)	197
73,545		Skandinaviska Enskilda Banken AB (Class A)	941
18,552		Skanska AB (B Shares)	376
19,563		SKF AB (B Shares)	446
28,838		Svenska Cellulosa AB (B Shares)	733
73,362		Svenska Handelsbanken AB	1,071
243,587		Swedbank AB (A Shares)	5,679
9,480		Swedish Match AB	270
15,675		Tele2 AB	183
125,423		TeliaSonera AB	739
583,924		Volvo AB (B Shares)	7,251
		TOTAL SWEDEN	145,321

SWITZERLAND - 4.2%
107,049		ABB Ltd	2,244
66,028		Actelion Ltd	9,670
401,311		Adecco S.A.	32,569
4,541		Aryzta AG.	223
54,447		Baloise Holding AG.	6,639
104		Barry Callebaut AG.	118
399,911		Cie Financiere Richemont S.A.	32,504
180,000		Clariant AG.	3,689
9,561		Coca-Cola HBC AG.	205
536,644		Credit Suisse Group	14,805
1,325	*	Dufry Group	185
420		EMS-Chemie Holding AG.	177
7,200		Flughafen Zuerich AG.	5,574
1,837		Geberit AG.	612
8,000		Georg Fischer AG.	5,500
443		Givaudan S.A.	767
542,726		Glencore Xstrata plc	2,176
649,753		Holcim Ltd	47,942
10,712		Julius Baer Group Ltd	601
8,000		Kaba Holding AG.	4,762
2,767		Kuehne & Nagel International AG.	367
49		Lindt & Spruengli AG.	259
5		Lindt & Spruengli AG. (Registered)	313
280,416		Lonza Group AG.	37,482
1,184,900		Nestle S.A.	85,491
2,146,818		Novartis AG.	211,162
1,445		Pargesa Holding S.A.	97
810		Partners Group	242
2,596		Phonak Holding AG.	351
463,571		Roche Holding AG.	129,982
218

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
2,194		Schindler Holding AG.	$359
1,027		Schindler Holding AG. (Registered)	168
269		SGS S.A.	491
103		Sika AG.	363
31,003		STMicroelectronics NV	254
1,113		Sulzer AG.	114
1,504		Swatch Group AG.	586
2,461		Swatch Group AG. (Registered)	185
1,575		Swiss Life Holding	361
3,424		Swiss Prime Site AG.	260
518,994		Swiss Re Ltd	45,943
1,243		Swisscom AG.	697
80,988		Syngenta AG.	33,045
632,572		TE Connectivity Ltd	40,674
3,253,973		UBS AG.	69,038
7,252		Zurich Financial Services AG.	2,208
		TOTAL SWITZERLAND	831,454

TAIWAN - 0.4%
6,250,000		Advanced Semiconductor Engineering, Inc	8,468
2,078,000		Catcher Technology Co Ltd	25,979
3,360,000		Cathay Financial Holding Co Ltd	5,867
1,096,965		Eclat Textile Co Ltd	17,999
3,430,746		Hota Industrial Manufacturing Co Ltd	11,024
861,000		King Slide Works Co Ltd	11,484
2,300,000		Pegatron Technology Corp	6,730
		TOTAL TAIWAN	87,551

THAILAND - 0.1%
3,000,000		Delta Electronics Thai PCL	8,020
2,730,600		Siam Commercial Bank PCL (Foreign)	12,542
		TOTAL THAILAND	20,562

TURKEY - 0.2%
10,500,849		Emlak Konut Gayrimenkul Yatiri	10,813
2,500,000		Eregli Demir ve Celik Fabrikalari TAS	4,045
1,177,700		TAV Havalimanlari Holding AS	9,998
1,800,000		Turkiye Is Bankasi (Series C)	3,785
		TOTAL TURKEY	28,641

UNITED ARAB EMIRATES - 0.1%
370,000		Al Noor Hospitals Group plc	5,494
473,008	*	Emaar Malls Group PJSC	429
4,715,574		Emaar Properties PJSC	10,025
1,425,000		First Gulf Bank PJSC	5,880
		TOTAL UNITED ARAB EMIRATES	21,828

UNITED KINGDOM - 7.6%
48,052		3i Group plc	390
43,699		Aberdeen Asset Management plc	277
9,986		Admiral Group plc	218
219

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
12,873		Aggreko plc	$291
1,639,830	*	Aldermore Group plc	7,946
18,590		AMEC plc	239
67,986		Anglo American plc (London)	982
20,129		Antofagasta plc	218
2,995,168		ARM Holdings plc	49,013
2,931,375		Ashtead Group plc	50,522
110,100	*,e	ASOS plc	6,710
980,299		Associated British Foods plc	44,174
402,411		AstraZeneca plc	25,469
3,121,601	*,g	Auto Trader Group plc	15,021
645,616		Aviva plc	5,001
12,806		Babcock International Group	217
154,388		BAE Systems plc	1,094
25,240,929		Barclays plc	103,454
48,954		Barratt Developments plc	472
300,000		Bellway plc	11,175
166,369		BG Group plc	2,771
4,527,949		BP plc	30,051
90,884		British American Tobacco plc	4,893
296,404		British Land Co plc	3,692
4,915,677		Britvic plc	55,383
1,083,298		BT Group plc	7,671
16,053		Bunzl plc	438
21,853		Burberry Group plc	539
32,540		Capita Group plc	632
239,604		Centrica plc	994
160,000		Close Brothers Group plc	3,839
47,480	e	CNH Industrial NV	433
53,015		Cobham plc	219
458,402		Compass Group plc	7,582
136,700		Consort Medical plc	1,955
936,296		Countrywide plc	8,356
6,805		Croda International plc	294
805,048		Delphi Automotive plc	68,502
122,366		Diageo plc	3,544
67,499		Direct Line Insurance Group plc	356
1,289,900		easyJet plc	31,356
47,803		Experian Group Ltd	869
1,293,856	*,e	Fiat DaimlerChrysler Automobiles NV	18,981
78,000		GKN plc	410
1,257,792		GlaxoSmithKline plc	26,152
74,539		Group 4 Securicor plc	314
38,227		Hammerson plc	369
12,192		Hargreaves Lansdown plc	221
8,557,727		Hays plc	21,947
3,553,715		HSBC Holdings plc	31,821
550,000		HSBC Holdings plc (Hong Kong)	4,938
27,772		ICAP plc	231
12,067		IMI plc	213
186,806		Imperial Tobacco Group plc	8,997
1,075,000		Inchcape plc	13,684
220

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
22,513		Inmarsat plc	$324
11,325		InterContinental Hotels Group plc	457
39,043	*	International Consolidated Airlines Group S.A.	305
7,169,455	*	International Consolidated Airlines Group S.A. (London)	55,715
7,960		Intertek Group plc	306
183,140		ITV plc	758
63,223	e	J Sainsbury plc	263
10,087		Johnson Matthey plc	481
2,596,035	*,e	Just Eat plc	16,588
116,298		Kingfisher plc	634
39,112		Land Securities Group plc	740
10,187,937		Legal & General Group plc	39,835
285,963	*	Liberty Global plc	14,478
868,285	*	Liberty Global plc (Class A)	46,948
46,622	e	Liberty International plc	225
36,468,591		Lloyds TSB Group plc	48,948
15,319		London Stock Exchange Group plc	570
6,800,024		Man Group plc	16,760
80,668		Marks & Spencer Group plc	681
37,394		Meggitt plc	274
49,612		Melrose Industries plc	193
34,943	g	Merlin Entertainments plc	234
182,081		National Grid plc	2,344
46,606		New Carphone Warehouse plc	331
330,355		Next plc	38,665
234,612		Old Mutual plc	743
40,365		Pearson plc	764
15,616		Pentair plc	1,074
14,423		Persimmon plc	448
12,712	e	Petrofac Ltd	185
3,567,639		Prudential plc	85,978
31,402		Reckitt Benckiser Group plc	2,708
364,182		Reed Elsevier NV	8,662
54,421		Reed Elsevier plc	884
33,918		Rexam plc	294
302,962		Rightmove plc	15,588
181,690		Rio Tinto Ltd	7,516
560,258		Rio Tinto plc	23,045
89,422		Rolls-Royce Group plc	1,221
13,481,715	*,m	Rolls-Royce Holdings plc	21
123,848	*	Royal Bank of Scotland Group plc	685
38,387		Royal Mail plc	310
49,014		RSA Insurance Group plc	306
1,269,813		SABMiller plc	65,840
51,331		Sage Group plc	413
6,092		Schroders plc	304
48,064		Scottish & Southern Energy plc	1,160
37,343		Segro plc	238
11,780		Severn Trent plc	385
785,465	*,g	Shawbrook Group plc	4,513
3,080,221		Sky plc	50,170
221

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
42,926		Smith & Nephew plc	$726
19,393		Smiths Group plc	344
13,012	*	Sports Direct International plc	147
396,070		Standard Chartered plc	6,343
93,399		Standard Life plc	651
13,633		Subsea 7 S.A.	133
22,674		Tate & Lyle plc	185
4,872,239		Taylor Wimpey plc	14,209
394,201		Tesco plc	1,313
1,099,130		Travis Perkins plc	36,403
45,635		Tullow Oil plc	244
79,766		Unilever NV	3,335
62,413		Unilever plc	2,680
32,099		United Utilities Group plc	450
1,000,900		Vesuvius plc	6,671
1,791,586	*	Virgin Money Holdings UK plc	12,393
12,983,225		Vodafone Group plc	47,361
10,322		Weir Group plc	275
230,000		WH Smith plc	5,516
335,161		Whitbread plc	26,038
43,783		William Hill plc	277
106,678	e	WM Morrison Supermarkets plc	303
513,699		Wolseley plc	32,761
2,187,455		WPP plc	49,100
		TOTAL UNITED KINGDOM	1,493,900

UNITED STATES - 55.7%
243,129		3M Co	37,515
65,000		A.O. Smith Corp	4,679
1,001,980		Abbott Laboratories	49,177
1,070,770		AbbVie, Inc	71,945
27,878	e	Abercrombie & Fitch Co (Class A)	600
158,312		Accenture plc	15,321
252,136		ACE Ltd	25,637
761,228		Activision Blizzard, Inc	18,429
9,078		Acuity Brands, Inc	1,634
191,533	*	Adobe Systems, Inc	15,516
37,650	e	ADT Corp	1,264
13,438		Advance Auto Parts, Inc	2,141
148,325		AES Corp	1,967
535,998		Aetna Inc	68,318
27,008	*	Affiliated Managers Group, Inc	5,904
53,664		Aflac, Inc	3,338
14,242	e	AGCO Corp	809
34,880		Agilent Technologies, Inc	1,346
40,634		Air Products & Chemicals, Inc	5,560
14,217		Airgas, Inc	1,504
38,848	*	Akamai Technologies, Inc	2,712
99,100		Alaska Air Group, Inc	6,385
591,110		Albemarle Corp	32,671
170,572		Alcoa, Inc	1,902
387,226	*	Alexion Pharmaceuticals, Inc	69,999
222

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
138,391	*	Alkermes plc	$8,904
3,117	*	Alleghany Corp	1,461
411,994	*	Allergan plc	125,024
105,022	*	Alliance Data Systems Corp	30,660
85,386		Alliant Energy Corp	4,928
234,066		Allstate Corp	15,184
1,099,883	*	Ally Financial, Inc	24,670
13,726	*	Alnylam Pharmaceuticals, Inc	1,645
39,255		Altera Corp	2,010
456,062		Altria Group, Inc	22,306
227,365	*	Amazon.com, Inc	98,697
9,878		Amerco, Inc	3,229
68,380		Ameren Corp	2,577
36,111		American Airlines Group, Inc	1,442
117,821		American Capital Agency Corp	2,164
103,425		American Electric Power Co, Inc	5,478
182,404		American Express Co	14,176
151,900		American Financial Group, Inc	9,880
183,108		American International Group, Inc	11,320
101,124		American Tower Corp	9,434
128,692		American Water Works Co, Inc	6,258
146,183		Ameriprise Financial, Inc	18,263
67,189		AmerisourceBergen Corp	7,145
25,224		Ametek, Inc	1,382
263,854		Amgen, Inc	40,507
133,082		Amphenol Corp (Class A)	7,715
512,941		Anadarko Petroleum Corp	40,040
64,050		Analog Devices, Inc	4,111
316,662		Annaly Capital Management, Inc	2,910
13,916	*	Ansys, Inc	1,270
8,469	*,e	Antero Resources Corp	291
185,828		Anthem, Inc	30,502
55,878		Aon plc	5,570
619,946		Apache Corp	35,727
3,661,543		Apple, Inc	459,249
602,337		Applied Materials, Inc	11,577
14,468		ARAMARK Holdings Corp	448
44,268	*	Arch Capital Group Ltd	2,964
319,142		Archer Daniels Midland Co	15,389
11,628	*	Arrow Electronics, Inc	649
12,257		Arthur J. Gallagher & Co	580
17,703		Ashland, Inc	2,158
12,449		Assurant, Inc	834
835,851		AT&T, Inc	29,689
368,037	*	Autodesk, Inc	18,429
92,193		Automatic Data Processing, Inc	7,397
135,101	*	Autonation, Inc	8,509
25,985	*	AutoZone, Inc	17,329
18,739		AvalonBay Communities, Inc	2,996
14,698		Avery Dennison Corp	896
18,722		Avnet, Inc	770
36,582	e	Avon Products, Inc	229
223

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
21,432	*	Axalta Coating Systems Ltd	$709
166,701		Axiall Corp	6,010
201,698		Axis Capital Holdings Ltd	10,765
202,184		Baker Hughes, Inc	12,475
152,360		Ball Corp	10,688
6,359,013		Bank of America Corp	108,230
93,150		Bank of New York Mellon Corp	3,910
18,211		Bard (C.R.), Inc	3,109
197,025		Baxter International, Inc	13,778
77,869		BB&T Corp	3,139
17,116		BE Aerospace, Inc	940
52,069		Becton Dickinson & Co	7,376
90,517	*	Bed Bath & Beyond, Inc	6,244
671,043	*	Belmond Ltd.	8,381
219,853	*	Berkshire Hathaway, Inc (Class B)	29,924
931,879	*	Berry Plastics Group, Inc	30,193
909,945		Best Buy Co, Inc	29,673
374,009		Big Lots, Inc	16,827
146,567	*	Biogen Idec, Inc	59,204
337,966	*	BioMarin Pharmaceuticals, Inc	46,227
48,676		BlackRock, Inc	16,841
218,000		Blackstone Group LP	8,910
96,231		Boeing Co	13,349
23,205		BorgWarner, Inc	1,319
37,175		Boston Properties, Inc	4,500
540,308	*	Boston Scientific Corp	9,563
54,000		Brinker International, Inc	3,113
459,743		Bristol-Myers Squibb Co	30,591
13,777		Brixmor Property Group, Inc	319
744,402		Broadcom Corp (Class A)	38,329
660,000		Brocade Communications Systems, Inc	7,841
48,639		Brown-Forman Corp (Class B)	4,873
258,308		Bunge Ltd	22,679
74,155		CA, Inc	2,172
60,855	e	Cablevision Systems Corp (Class A)	1,457
130,038		Cabot Oil & Gas Corp	4,101
97,000	*	CACI International, Inc (Class A)	7,846
55,000	e	Cal-Maine Foods, Inc	2,871
65,194	*	Calpine Corp	1,173
29,319		Camden Property Trust	2,178
45,804	*	Cameron International Corp	2,399
37,189	e	Campbell Soup Co	1,772
196,375		Capital One Financial Corp	17,275
152,722		Cardinal Health, Inc	12,775
188,784		Carlisle Cos, Inc	18,901
91,306	*	Carmax, Inc	6,045
81,858		Carnival Corp	4,043
9,091		Carnival plc	465
100,000		Carter’s, Inc	10,630
61,437	*	Catamaran Corp (Toronto)	3,755
81,726		Caterpillar, Inc	6,932
1,103,058	*	CBRE Group, Inc	40,813
224

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
699,881		CBS Corp (Class B)	$38,843
23,791		CDK Global, Inc	1,284
210,000		CDW Corp	7,199
31,807		Celanese Corp (Series A)	2,286
814,737	*	Celgene Corp	94,294
21,511	*	Centene Corp	1,729
113,973		Centerpoint Energy, Inc	2,169
130,324		CenturyTel, Inc	3,829
65,090	*	Cerner Corp	4,495
344,030		CF Industries Holdings, Inc	22,114
34,889		CH Robinson Worldwide, Inc	2,177
714,869		Charles Schwab Corp	23,340
20,263	*,e	Charter Communications, Inc	3,470
40,000	e	Chemed Corp	5,244
91,668	*	Cheniere Energy, Inc	6,349
61,810	e	Chesapeake Energy Corp	690
819,074		Chevron Corp	79,016
135,030	e	Chicago Bridge & Iron Co NV	6,757
15,107	*	Chipotle Mexican Grill, Inc (Class A)	9,140
26,017		Chubb Corp	2,475
74,571		Church & Dwight Co, Inc	6,050
673,868	*	Ciena Corp	15,957
168,225		Cigna Corp	27,252
21,387		Cimarex Energy Co	2,359
24,258		Cincinnati Financial Corp	1,217
32,727		Cintas Corp	2,768
3,717,616		Cisco Systems, Inc	102,086
39,791		CIT Group, Inc	1,850
998,938		Citigroup, Inc	55,181
59,099		Citizens Financial Group, Inc	1,614
41,218	*	Citrix Systems, Inc	2,892
233,800	e	Cliffs Natural Resources, Inc	1,012
53,054		Clorox Co	5,519
52,260		CME Group, Inc	4,863
972,880		CMS Energy Corp	30,977
118,366		Coach, Inc	4,097
55,513	*	Cobalt International Energy, Inc	539
1,442,464		Coca-Cola Co	56,588
26,100		Coca-Cola Enterprises, Inc	1,134
116,266	*	Cognizant Technology Solutions Corp (Class A)	7,103
91,439		Colgate-Palmolive Co	5,981
989,520		Columbia Pipeline Partners LP	24,936
2,466,148		Comcast Corp (Class A)	148,314
129,692		Comcast Corp (Special Class A)	7,774
40,503		Comerica, Inc	2,079
200,000	*	CommScope Holding Co, Inc	6,102
12,441	*,e	Communications Sales & Leasing, Inc	308
100,000	*	Community Health Systems, Inc	6,297
155,795		Computer Sciences Corp	10,226
68,224		ConAgra Foods, Inc	2,983
530,072	*	Concho Resources, Inc	60,354
226,953		ConocoPhillips	13,937
225

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
300,000		Conseco, Inc	$5,505
29,916	e	Consol Energy, Inc	650
64,050		Consolidated Edison, Inc	3,707
35,265		Constellation Brands, Inc (Class A)	4,091
113,078	*,e	Continental Resources, Inc	4,793
31,089		Cooper Cos, Inc	5,533
19,433	e	Core Laboratories NV	2,216
190,287		Corning, Inc	3,754
148,767		Costco Wholesale Corp	20,092
22,500	*	Credit Acceptance Corp	5,539
8,149	*,e	Cree, Inc	212
89,304		Crown Castle International Corp	7,171
525,726	*	Crown Holdings, Inc	27,816
1,449,068		CSX Corp	47,312
139,276		Cummins, Inc	18,272
1,175,958		CVS Corp	123,334
40,600		Cytec Industries, Inc	2,458
240,000		Dana Holding Corp	4,939
125,933		Danaher Corp	10,779
93,183		Darden Restaurants, Inc	6,623
125,775	*	DaVita, Inc	9,995
43,365		Deere & Co	4,209
515,400		Delta Air Lines, Inc	21,173
110,000		Deluxe Corp	6,820
21,164		Dentsply International, Inc	1,091
75,259		Devon Energy Corp	4,477
22,841	e	Diamond Offshore Drilling, Inc	590
360,691	*	Diamondback Energy, Inc	27,189
23,860		Dick’s Sporting Goods, Inc	1,235
30,597		Digital Realty Trust, Inc	2,040
196,973	*	DIRECTV	18,277
90,406		Discover Financial Services	5,209
30,010	*,e	Discovery Communications, Inc (Class A)	998
43,168	*	Discovery Communications, Inc (Class C)	1,342
113,804	*	DISH Network Corp (Class A)	7,706
487,159		Dollar General Corp	37,872
82,480	*	Dollar Tree, Inc	6,515
117,694		Dominion Resources, Inc	7,870
18,214		Dover Corp	1,278
590,568		Dow Chemical Co	30,219
1,296,359		DR Horton, Inc	35,468
127,534		Dr Pepper Snapple Group, Inc	9,297
41,200		DST Systems, Inc	5,190
37,043		DTE Energy Co	2,765
464,822		Du Pont (E.I.) de Nemours & Co	29,725
83,042		Duke Energy Corp	5,864
89,023		Duke Realty Corp	1,653
7,443		Dun & Bradstreet Corp	908
119,999	*	E*Trade Financial Corp	3,594
657,062		East West Bancorp, Inc	29,450
32,375		Eastman Chemical Co	2,649
513,428		Eaton Corp	34,651
226

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
14,822		Eaton Vance Corp	$580
847,442	*	eBay, Inc	51,050
26,671		Ecolab, Inc	3,016
76,926		Edison International	4,276
21,678	*	Edwards Lifesciences Corp	3,088
63,321	*	Electronic Arts, Inc	4,211
762,951		Eli Lilly & Co	63,699
1,774,347		EMC Corp	46,825
55,081		Emerson Electric Co	3,053
101,135	*	Endo International plc	8,055
19,391		Energen Corp	1,324
17,964	*	Energizer Holdings, Inc	2,363
1,784		Engility Holdings, Inc	45
27,770		Ensco plc	618
68,663		Entergy Corp	4,841
13,473	*	Envision Healthcare Holdings, Inc	532
959,190		EOG Resources, Inc	83,977
33,605		EQT Corp	2,733
32,195		Equifax, Inc	3,126
11,453		Equinix, Inc	2,909
82,140		Equity Residential	5,764
16,609		Essex Property Trust, Inc	3,529
81,363		Estee Lauder Cos (Class A)	7,051
120,000	*	Euronet Worldwide, Inc	7,404
66,980		Everest Re Group Ltd	12,191
142,891		Eversource Energy	6,489
130,202		Exelon Corp	4,091
89,457		Expedia, Inc	9,782
18,693		Expeditors International of Washington, Inc	862
210,829	*	Express Scripts Holding Co	18,751
1,168,002		Extended Stay America, Inc	21,923
690,767		Exterran Holdings, Inc	22,554
21,532		Extra Space Storage, Inc	1,404
1,440,044	d	Exxon Mobil Corp	119,812
97,010	*	F5 Networks, Inc	11,675
1,343,413	*	Facebook, Inc	115,218
34,049		Family Dollar Stores, Inc	2,683
28,481	e	Fastenal Co	1,201
22,023		Federal Realty Investment Trust	2,821
167,775		FedEx Corp	28,589
70,296		Fidelity National Information Services, Inc	4,344
123,560		Fifth Third Bancorp	2,573
24,025	*,e	FireEye, Inc	1,175
135,500	*	First American Corp	5,378
34,594		First Republic Bank	2,180
102,466		FirstEnergy Corp	3,335
101,174	*	Fiserv, Inc	8,380
33,325	*,e	Fitbit, Inc	1,274
47,526	*	FleetCor Technologies, Inc	7,417
619,401	*,e	Flextronics International Ltd	7,005
27,832		Flir Systems, Inc	858
64,197		Flowserve Corp	3,381
227

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
16,072		Fluor Corp	$852
325,071		FMC Corp	17,082
25,269	*	FMC Technologies, Inc	1,048
21,875		FNF Group	809
150,362		Foot Locker, Inc	10,076
407,626		Ford Motor Co	6,118
374,856		Fortune Brands Home & Security, Inc	17,176
1,149	*	Fossil Group, Inc	80
34,136		Franklin Resources, Inc	1,674
971,578		Freeport-McMoRan Copper & Gold, Inc (Class B)	18,091
8,542	*	Freescale Semiconductor Holdings Ltd	341
234,465	e	Frontier Communications Corp	1,161
184,496	e	GameStop Corp (Class A)	7,926
200,000		Gaming and Leisure Properties, Inc	7,332
11,900	*	Gannett Co, Inc	166
37,348		Gap, Inc	1,426
17,602	e	Garmin Ltd	773
6,202	*	Gartner, Inc	532
112,796		General Dynamics Corp	15,982
2,873,752		General Electric Co	76,356
131,361		General Growth Properties, Inc	3,371
71,172		General Mills, Inc	3,966
61,921,000	*,e,m	General Motors Co	0	^
69,850,000	*,m	General Motors Co	0	^
117,425		General Motors Co	3,914
4,461,000	*,m	General Motors Co	0	^
19,417,463	*,m	General Motors Co	0	^
18,159,000	*,m	General Motors Co	0	^
13,592,224	*,m	General Motors Co	0	^
26,439,985	*,m	General Motors Co	0	^
29,845,445	*,m	General Motors Co	0	^
18,106,794	*,e,m	General Motors Co	0	^
530,757	*,m	General Motors Co	0	^
300,000		Gentex Corp	4,926
20,954		Genuine Parts Co	1,876
30,798	*	Genworth Financial, Inc (Class A)	233
1,026,225		Gilead Sciences, Inc	120,150
120,000		Global Payments, Inc	12,414
102,758		Goldman Sachs Group, Inc	21,455
47,378		Goodyear Tire & Rubber Co	1,428
246,219	*	Google, Inc	128,159
92,042	*	Google, Inc (Class A)	49,706
800,000	*	Groupon, Inc	4,024
29,177		H&R Block, Inc	865
1		H.B. Fuller Co	0	^
199,989		Halliburton Co	8,614
353,577		Hanesbrands, Inc	11,781
28,461		Harley-Davidson, Inc	1,604
29,111		Harman International Industries, Inc	3,462
27,273		Harris Corp	2,098
153,159		Hartford Financial Services Group, Inc	6,367
20,926		Hasbro, Inc	1,565
228

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
268,775	*	HCA Holdings, Inc	$24,383
72,560		HCP, Inc	2,646
83,515		Health Care REIT, Inc	5,481
160,000	*	Health Net, Inc	10,259
170,000		Healthsouth Corp	7,830
13,481		Helmerich & Payne, Inc	949
19,393	*	Henry Schein, Inc	2,756
39,000	*,e	Herbalife Ltd	2,149
37,130		Hershey Co	3,298
1,306,544	*	Hertz Global Holdings, Inc	23,675
124,545		Hess Corp	8,330
875,994		Hewlett-Packard Co	26,289
90,909	*	Hilton Worldwide Holdings, Inc	2,505
27,867		HollyFrontier Corp	1,190
297,069	*	Hologic, Inc	11,306
1,365,298		Home Depot, Inc	151,726
1,190,677		Honeywell International, Inc	121,413
20,595		Hormel Foods Corp	1,161
31,475	*	Hospira, Inc	2,792
71,058		Host Marriott Corp	1,409
1,018,627		Hudson City Bancorp, Inc	10,064
138,378		Humana, Inc	26,469
1,202,815		Huntington Bancshares, Inc	13,604
60,000		Huntington Ingalls	6,755
303,789	*	Hyatt Hotels Corp	17,222
60,000		Icahn Enterprises LP	5,203
11,878	*	IHS, Inc (Class A)	1,528
47,698		Illinois Tool Works, Inc	4,378
52,062	*	Illumina, Inc	11,368
15,072	*	Incyte Corp	1,571
269,461		Ingersoll-Rand plc	18,167
45,000		Ingredion, Inc	3,591
102,920	*,e	Inovalon Holdings, Inc	2,871
1,758,268		Intel Corp	53,478
102,069		IntercontinentalExchange Group, Inc	22,824
294,027		International Business Machines Corp	47,826
22,177		International Flavors & Fragrances, Inc	2,424
38,996		International Paper Co	1,856
563,258		Interpublic Group of Cos, Inc	10,854
273,337		Intuit, Inc	27,544
16,707	*	Intuitive Surgical, Inc	8,095
150,303		Invesco Ltd	5,635
27,191		Iron Mountain, Inc	843
249,827	e	iShares MSCI Canada Index Fund	6,663
1,118,433		iShares MSCI EAFE Index Fund	71,009
9,002	*,e	Isis Pharmaceuticals, Inc	518
140,000		ITT Corp	5,858
16,185		J.B. Hunt Transport Services, Inc	1,329
19,713		J.M. Smucker Co	2,137
17,928	*	Jacobs Engineering Group, Inc	728
859,804	*	Jarden Corp	44,495
94,541	*	Jazz Pharmaceuticals plc	16,646
229

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
928,631		Johnson & Johnson	$90,504
123,174		Johnson Controls, Inc	6,101
40,580		Jones Lang LaSalle, Inc	6,939
5,251	e	Joy Global, Inc	190
2,057,673		JPMorgan Chase & Co	139,428
788,702		Juniper Networks, Inc	20,483
10,596		Kansas City Southern Industries, Inc	966
39,613		Kellogg Co	2,484
50,000		Kennametal, Inc	1,706
47,930		Keurig Green Mountain, Inc	3,673
1,309,807		Keycorp	19,673
79,808		Kimberly-Clark Corp	8,457
92,983		Kimco Realty Corp	2,096
440,176		Kinder Morgan, Inc	16,898
16,289		Kla-Tencor Corp	916
85,779		Kohl’s Corp	5,371
300,865		Kraft Foods Group, Inc	25,616
253,786		Kroger Co	18,402
80,070		L Brands, Inc	6,864
15,053		L-3 Communications Holdings, Inc	1,707
313,144	*	Laboratory Corp of America Holdings	37,959
214,657		Lam Research Corp	17,462
49,828		Las Vegas Sands Corp	2,619
90,000		Lazard Ltd (Class A)	5,062
108,388		Lear Corp	12,168
25,026		Legg Mason, Inc	1,290
19,296		Leggett & Platt, Inc	939
17,685		Lennar Corp (Class A)	903
155,155		Lennox International, Inc	16,709
40,466		Leucadia National Corp	983
176,437	*	Level 3 Communications, Inc	9,293
130,000		Lexmark International, Inc (Class A)	5,746
231,390	*	Liberty Interactive Corp	6,421
29,905	*	Liberty Media Corp	1,078
19,430	*	Liberty Media Corp (Class C)	698
35,151		Liberty Property Trust	1,133
233,600		Lincoln National Corp	13,834
29,117		Linear Technology Corp	1,288
21,397	*	LinkedIn Corp	4,421
47,391	*	LKQ Corp	1,433
52,169		Lockheed Martin Corp	9,698
45,924		Loews Corp	1,769
198,885		Lowe’s Companies, Inc	13,319
223,053	*,e	Lululemon Athletica, Inc	14,565
125,811		LyondellBasell Industries AF S.C.A	13,024
14,702		M&T Bank Corp	1,837
33,373		Macerich Co	2,490
602,509		Macy’s, Inc	40,651
1	*	Madison Square Garden, Inc	0	^
79,712	*	Mallinckrodt plc	9,384
82,439		Manpower, Inc	7,368
227,107		Marathon Oil Corp	6,027
230

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
175,438		Marathon Petroleum Corp	$9,177
266,467		Marriott International, Inc (Class A)	19,822
893,449		Marsh & McLennan Cos, Inc	50,659
7,597		Martin Marietta Materials, Inc	1,075
2,343,429		Marvell Technology Group Ltd	30,898
39,720		Masco Corp	1,059
244,949		Mastercard, Inc (Class A)	22,898
953,069		Mattel, Inc	24,484
158,565		Maxim Integrated Products, Inc	5,482
37,194		McCormick & Co, Inc	3,011
214,160		McDonald’s Corp	20,360
54,107		McGraw-Hill Financial, Inc	5,435
395,022		McKesson Corp	88,805
679	e	MDC Holdings, Inc	20
29,033		MDU Resources Group, Inc	567
55,353		Mead Johnson Nutrition Co	4,994
40,212		MeadWestvaco Corp	1,898
57,410	*	Medivation, Inc	6,556
837,227		Medtronic plc	62,039
190,000		Mentor Graphics Corp	5,022
1,841,779		Merck & Co, Inc	104,853
608,741	*,e	Merrimack Pharmaceuticals, Inc	7,527
1,238,440		Metlife, Inc	69,340
6,548	*	Mettler-Toledo International, Inc	2,236
240,000	*,e	MGIC Investment Corp	2,731
1,441,150	*	MGM Resorts International	26,301
109,054	*	Michael Kors Holdings Ltd	4,590
22,109	e	Microchip Technology, Inc	1,049
401,495	*	Micron Technology, Inc	7,564
2,548,813		Microsoft Corp	112,530
89,962	*,e	Mobileye NV	4,783
12,730	*	Mohawk Industries, Inc	2,430
64,898		Molson Coors Brewing Co (Class B)	4,531
2,031,458		Mondelez International, Inc	83,574
169,181		Monsanto Co	18,033
207,241	*	Monster Beverage Corp	27,774
54,613		Moody’s Corp	5,896
1,635,557		Morgan Stanley	63,443
38,170		Mosaic Co	1,788
45,196		Motorola, Inc	2,592
39,978		Murphy Oil Corp	1,662
267,078	*	Mylan NV	18,124
75,949		Nabors Industries Ltd	1,096
20,765		NASDAQ OMX Group, Inc	1,014
41,186		National Oilwell Varco, Inc	1,988
80,924		Navient Corp	1,474
194,554		NetApp, Inc	6,140
15,023	*	NetFlix, Inc	9,869
5,171	*,e	NetSuite, Inc	474
107,913	e	New York Community Bancorp, Inc	1,983
1,219,151		Newell Rubbermaid, Inc	50,119
169,335		Newmont Mining Corp	3,956
231

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
38,837	*	News Corp	$567
710,312		NextEra Energy, Inc	69,632
72,291		Nielsen Holdings NV	3,236
321,635		Nike, Inc (Class B)	34,743
76,231		NiSource, Inc	3,475
148,085	e	Noble Corp plc	2,279
41,877		Noble Energy, Inc	1,787
41,932		Nordstrom, Inc	3,124
49,505		Norfolk Southern Corp	4,325
51,123		Northern Trust Corp	3,909
135,725		Northrop Grumman Corp	21,530
25,151	*	Norwegian Cruise Line Holdings Ltd	1,409
51,289		NRG Energy, Inc	1,173
84,864	*	Nuance Communications, Inc	1,486
30,498		Nucor Corp	1,344
208,834		Nvidia Corp	4,200
10,645	*	NVR, Inc	14,264
644,226		Occidental Petroleum Corp	50,101
294,759		Oceaneering International, Inc	13,733
34,007		OGE Energy Corp	972
27,888		Omnicare, Inc	2,628
51,450		Omnicom Group, Inc	3,575
23,436		Oneok, Inc	925
2,420,013		Oracle Corp	97,527
41,289	*	O’Reilly Automotive, Inc	9,330
130,000		Oshkosh Truck Corp	5,509
692,362		Owens Corning, Inc	28,560
10,122	*	Owens-Illinois, Inc	232
31,514		Paccar, Inc	2,011
7,051		Packaging Corp of America	441
39,463		Pall Corp	4,911
50,102	*	Palo Alto Networks, Inc	8,753
90,000	*	Parexel International Corp	5,788
12,601		Parker Hannifin Corp	1,466
19,910		PartnerRe Ltd	2,558
27,495		Patterson Cos, Inc	1,338
38,331		Paychex, Inc	1,797
103,906		People’s United Financial, Inc	1,684
83,739		Pepco Holdings, Inc	2,256
1,138,116		PepsiCo, Inc	106,232
62,537		Perrigo Co plc	11,559
4,074,604		Pfizer, Inc	136,621
72,598		PG&E Corp	3,565
243,256		Philip Morris International, Inc	19,502
137,342		Phillips 66	11,064
11,691		Phillips-Van Heusen Corp	1,347
400,000	e	Pilgrim’s Pride Corp	9,188
1,123,371		Pinnacle Foods, Inc	51,158
32,356		Pinnacle West Capital Corp	1,841
126,589		Pioneer Natural Resources Co	17,557
26,944		Plum Creek Timber Co, Inc	1,093
76,975		PNC Financial Services Group, Inc	7,363
232

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
8,179		Polaris Industries, Inc	$1,211
258,459		PPG Industries, Inc	29,650
101,887		PPL Corp	3,003
75,000	*,e	PRA Group, Inc	4,673
35,089		Praxair, Inc	4,195
15,091		Precision Castparts Corp	3,016
13,397	*	Priceline.com, Inc	15,425
29,740		Principal Financial Group	1,525
742,478		Procter & Gamble Co	58,091
75,854		Progressive Corp	2,111
47,594		Prologis, Inc	1,766
150,301		Prudential Financial, Inc	13,154
127,416		Public Service Enterprise Group, Inc	5,005
58,749		Public Storage, Inc	10,832
351,677		Pulte Homes, Inc	7,086
2,388	*,e	Puma Biotechnology, Inc	279
10,509	*	Qiagen NV	258
26,917	*	Qorvo, Inc	2,161
208,598		Qualcomm, Inc	13,064
25,004	*	Quanta Services, Inc	721
47,831		Quest Diagnostics, Inc	3,469
19,516		Questar Market Resources, Inc	361
8,283	*	Quintiles Transnational Holdings, Inc	601
34,511	*	Rackspace Hosting, Inc	1,283
145,000	e	Radian Group, Inc	2,720
13,779		Ralph Lauren Corp	1,824
65,094		Range Resources Corp	3,214
15,402		Raymond James Financial, Inc	918
29,227		Rayonier, Inc	747
42,258		Raytheon Co	4,043
674,463	*	Realogy Holdings Corp	31,511
47,302	e	Realty Income Corp	2,100
19,600	*	Red Hat, Inc	1,488
25,917		Regency Centers Corp	1,529
14,271	*	Regeneron Pharmaceuticals, Inc	7,280
159,391		Regions Financial Corp	1,651
60,000		Reinsurance Group of America, Inc (Class A)	5,692
14,280		RenaissanceRe Holdings Ltd	1,450
60,509	*,e	Rentrak Corp	4,224
108,479		Republic Services, Inc	4,249
20,566	e	Resmed, Inc	1,159
136,925		Reynolds American, Inc	10,223
182,373	*	Rite Aid Corp	1,523
31,130		Robert Half International, Inc	1,728
33,364		Rock-Tenn Co (Class A)	2,009
26,768		Rockwell Automation, Inc	3,336
458,589		Rockwell Collins, Inc	42,351
65,739		Roper Industries, Inc	11,337
89,789		Ross Stores, Inc	4,365
60,716		Royal Caribbean Cruises Ltd	4,778
284,756	*	RSP Permian, Inc	8,004
45,000		Ryder System, Inc	3,932
233

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
347,072	*	Salesforce.com, Inc	$24,167
40,440		SanDisk Corp	2,354
200,000	*	Sanmina Corp	4,032
100,521	*	SBA Communications Corp (Class A)	11,557
48,180		SCANA Corp	2,440
288,903		Schlumberger Ltd	24,901
18,935	e	Scripps Networks Interactive (Class A)	1,238
607,843	e	Seagate Technology, Inc	28,873
743,029		Sealed Air Corp	38,177
35,123		SEI Investments Co	1,722
284,858		Sempra Energy	28,184
24,255	*	Sensata Technologies Holding BV	1,279
146,100	*	ServiceMaster Global Holdings, Inc	5,284
236,361	*	ServiceNow, Inc	17,564
34,157		Sherwin-Williams Co	9,394
31,384		Sigma-Aldrich Corp	4,373
12,514		Signet Jewelers Ltd	1,605
161,232		Simon Property Group, Inc	27,896
214,931	*	Sirius XM Holdings, Inc	802
90,000	*	Skechers U.S.A., Inc (Class A)	9,881
206,750		Skyworks Solutions, Inc	21,523
24,094		SL Green Realty Corp	2,648
28,754		Snap-On, Inc	4,579
130,184		Southern Co	5,455
425,942		Southwest Airlines Co	14,094
233,773	*	Southwestern Energy Co	5,314
67,414		Spectra Energy Corp	2,198
128,400	*	Spirit Aerosystems Holdings, Inc (Class A)	7,076
22,524	*	Splunk, Inc	1,568
89,265	*,e	Sprint Corp	407
4,397		SPX Corp	318
65,921		St. Jude Medical, Inc	4,817
53,323		Stanley Works	5,612
215,131		Staples, Inc	3,294
277,687		Starbucks Corp	14,888
17,499		Starwood Hotels & Resorts Worldwide, Inc	1,419
145,000	*	Starz-Liberty Capital	6,484
250,026		State Street Corp	19,252
220,000		Steel Dynamics, Inc	4,557
51,430	*	Stericycle, Inc	6,887
42,221		Stryker Corp	4,035
54,030	*,e	SunEdison, Inc	1,616
106,315		SunTrust Banks, Inc	4,574
31,013		Superior Energy Services	653
163,890		Symantec Corp	3,810
200,449	*	Synchrony Financial	6,601
37,729	*	Synopsys, Inc	1,911
66,026		Sysco Corp	2,384
23,876		T Rowe Price Group, Inc	1,856
180,000	*	Take-Two Interactive Software, Inc	4,963
6,525	*	Talen Energy Corp	112
577,737		Target Corp	47,161
234

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
58,353		TD Ameritrade Holding Corp	$2,149
39,124		TEGNA, Inc	1,255
27,381	*,e	Teradata Corp	1,013
65,243	*,e	Tesla Motors, Inc	17,502
50,719		Tesoro Corp	4,281
192,096		Texas Instruments, Inc	9,895
81,201		Textron, Inc	3,624
359,506		Thermo Electron Corp	46,649
137,946		Thomson Corp (Toronto)	5,253
192,357		Tiffany & Co	17,658
84,527		Time Warner Cable, Inc	15,060
1,012,552		Time Warner, Inc	88,507
141,814		TJX Companies, Inc	9,384
215,798	*	T-Mobile US, Inc	8,366
37,920	*	Toll Brothers, Inc	1,448
24,171		Torchmark Corp	1,407
31,699		Total System Services, Inc	1,324
9,338		Towers Watson & Co	1,175
27,736		Tractor Supply Co	2,495
16,734	*	TransDigm Group, Inc	3,760
17,310	e	Transocean Ltd	281
32,201		Travelers Cos, Inc	3,113
35,268	*	Trimble Navigation Ltd	827
11,911	*	TripAdvisor, Inc	1,038
271,465	*	Tumi Holdings, Inc	5,570
101,084		Twenty-First Century Fox, Inc	3,290
37,096		Twenty-First Century Fox, Inc (Class B)	1,195
39,233	*	Twitter, Inc	1,421
1,371,101		Tyco International plc	52,760
1,229,954		Tyson Foods, Inc (Class A)	52,433
60,134		UDR, Inc	1,926
14,912	*	Ulta Salon Cosmetics & Fragrance, Inc	2,303
25,999	*	Under Armour, Inc (Class A)	2,169
447,726		Union Pacific Corp	42,700
310,251	*	United Continental Holdings, Inc	16,446
97,949		United Parcel Service, Inc (Class B)	9,492
63,397	*	United Rentals, Inc	5,555
140,000	e	United States Steel Corp	2,887
375,103		United Technologies Corp	41,610
43,015	*	United Therapeutics Corp	7,482
263,385		UnitedHealth Group, Inc	32,133
901,723	*	Univar, Inc	23,472
25,892		Universal Health Services, Inc (Class B)	3,679
44,081		UnumProvident Corp	1,576
26,075	*	Urban Outfitters, Inc	913
323,303		US Bancorp	14,031
15,613	e	US Silica Holdings Inc	458
229,805	*,e	USG Corp	6,386
209,870	*	Valeant Pharmaceuticals International, Inc	46,556
250,291		Valero Energy Corp	15,668
50,000	e	Vanguard FTSE Developed Markets ETF	1,983
45,096	*	Vantiv, Inc	1,722
235

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
18,403	*	Varian Medical Systems, Inc	$1,552
149,923		Ventas, Inc	9,309
90,000	*	Verint Systems, Inc	5,467
20,840	*,e	VeriSign, Inc	1,286
97,989	*	Verisk Analytics, Inc	7,130
1,873,033		Verizon Communications, Inc	87,302
135,304	*	Vertex Pharmaceuticals, Inc	16,707
227,314		VF Corp	15,853
442,514		Viacom, Inc (Class B)	28,604
1,985,763		Visa, Inc (Class A)	133,344
357,238	*	VMware, Inc (Class A)	30,630
318,632		Vornado Realty Trust	30,248
138,043		Voya Financial, Inc	6,415
28,586		Vulcan Materials Co	2,399
30,945		W.R. Berkley Corp	1,607
22,129		W.W. Grainger, Inc	5,237
34,047	*	WABCO Holdings, Inc	4,212
134,920		Walgreens Boots Alliance, Inc	11,393
220,580		Wal-Mart Stores, Inc	15,646
838,526		Walt Disney Co	95,709
90,375		Waste Management, Inc	4,189
34,637	*	Waters Corp	4,447
1,198,891	*	Weatherford International Ltd	14,710
97,589	*,e	WEC Energy Group, Inc	4,389
4,205,788		Wells Fargo & Co	236,534
186,311		Western Digital Corp	14,611
77,292		Western Union Co	1,571
51,596		Westinghouse Air Brake Technologies Corp	4,862
13,656		Westlake Chemical Corp	937
52,025		Weyerhaeuser Co	1,639
26,632		Whirlpool Corp	4,609
288,383	*	WhiteWave Foods Co (Class A)	14,096
126,464	*	Whiting Petroleum Corp	4,249
80,419		Whole Foods Market, Inc	3,172
209,198		Williams Cos, Inc	12,006
51,181	e	Willis Group Holdings plc	2,400
2,901	e	Windstream Holdings, Inc	19
104,210	*	Workday, Inc	7,961
90,000	*	WR Grace & Co	9,027
60,065		Wyndham Worldwide Corp	4,920
9,848		Wynn Resorts Ltd	972
166,029		Xcel Energy, Inc	5,343
824,395		Xerox Corp	8,772
29,506		Xilinx, Inc	1,303
45,606		Xylem, Inc	1,691
1,159,428	*	Yahoo!, Inc	45,554
87,748		Yum! Brands, Inc	7,904
3,425	*,e	Zillow Group, Inc	297
34,476		Zimmer Holdings, Inc	3,766
457,080		Zoetis Inc	22,040
		TOTAL UNITED STATES	10,989,607
		TOTAL COMMON STOCKS	19,507,666
		(Cost $17,192,828)
236

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
RIGHTS / WARRANTS - 0.0%
AUSTRALIA - 0.0%
681,005	m	BGP Holdings plc	$0
		TOTAL AUSTRALIA	0

SINGAPORE - 0.0%
1,130	m	Jardine Cycle & Carriage Ltd	6
		TOTAL SINGAPORE	6

SPAIN - 0.0%
22,341	m	Abertis Infraestructuras S.A.	19
632,172		Acerinox S.A.	281
297,637		Repsol S.A.	154
7,628		Zardoya Otis S.A.	3
		TOTAL SPAIN	457

UNITED STATES - 0.0%
21,280		Kinder Morgan, Inc	57
		TOTAL UNITED STATES	57

		TOTAL RIGHTS / WARRANTS	520
		(Cost $550)

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE
SHORT-TERM INVESTMENTS - 3.4%
GOVERNMENT AGENCY DEBT - 0.8%
$47,000,000		Federal Home Loan Bank (FHLB)	0.050%	07/15/15	47,000
1,200,000		FHLB	0.055	07/29/15	1,200
21,260,000	d	FHLB	0.050	07/31/15	21,260
30,000,000	d	FHLB	0.070	08/14/15	29,998
8,500,000	d	FHLB	0.060	08/19/15	8,499
54,700,000	d	FHLB	0.050-0.060	08/07/15	54,698
		TOTAL GOVERNMENT AGENCY DEBT			162,655

TREASURY DEBT - 0.1%
16,000,000	d	United States Treasury Bill	0.082	11/12/15	15,998
		TOTAL TREASURY DEBT			15,998

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.5%
CERTIFICATE OF DEPOSIT - 0.3%
20,000,000		Bank of Montreal	0.050	07/01/15	20,000
20,000,000		CIBC Bank and Trust Co	0.030	07/01/15	20,000
20,000,000		National Australia Bank Ltd	0.040	07/01/15	20,000
		TOTAL CERTIFICATE OF DEPOSIT			60,000
237

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
REPURCHASE AGREEMENT - 2.1%
$50,000,000	n	Barclays	0.100%	07/01/15	$50,000
128,000,000	o	BNP	0.090	07/01/15	128,000
80,000,000	p	Calyon	0.100	07/01/15	80,000
7,000,000	q	Citigroup	0.110	07/01/15	7,000
5,000,000	r	Deutsche Bank	0.120	07/01/15	5,000
25,000,000	s	Goldman Sachs	0.020	07/01/15	25,000
35,000,000	t	Merrill Lynch	0.110	07/01/15	35,000
50,000,000	u	Royal Bank of Scotland	0.090	07/07/15	50,000
10,000,000	v	Societe Generale	0.140	07/01/15	10,000
15,000,000	w	Societe Generale	0.150	07/01/15	15,000
		TOTAL REPURCHASE AGREEMENT			405,000

VARIABLE RATE SECURITIES - 0.1%
911,303	i	Granite Master Issuer plc 2006	0.031	12/20/50	907
781,117	i	Granite Master Issuer plc 2007	0.020	12/20/50	777
956,780	i	Puma Finance Ltd	0.027	02/21/38	947
30,000,000	i	SLM Student Loan Trust 2007	0.317	01/25/19	29,768
551,671	i	SLM Student Loan Trust 2008	0.627	10/25/16	552
		TOTAL VARIABLE RATE SECURITIES			32,951

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			497,951

		TOTAL SHORT-TERM INVESTMENTS			676,604
		(Cost $676,773)
		TOTAL INVESTMENTS - 102.4%			20,184,790
		(Cost $17,870,151)
		OTHER ASSETS & LIABILITIES, NET - (2.4)%			(470,703)
		NET ASSETS - 100.0%			$19,714,087

Abbreviation(s):
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

*	Non-income producing
^	Amount represents less than $1,000.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures transactions.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $475,515,000.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 6/30/15, the aggregate value of these securities was $31,845,000, or 0.2% of net assets.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
m	Indicates a security that has been deemed illiquid.
n	Agreement with Barclays, 0.10% dated 6/30/15 to be repurchased at $50,000,000 on 7/01/15, collateralized by U.S. Government Agency Securities valued at $51,000,000.
o	Agreement with BNP, 0.09% dated 6/30/15 to be repurchased at $128,000,000 on 7/01/15, collateralized by U.S. Government Agency Securities valued at $130,560,000.
p	Agreement with Calyon, 0.10% dated 6/30/15 to be repurchased at $80,000,000 on 7/01/15, collateralized by U.S. Government Agency Securities valued at $81,600,000.
q	Agreement with Citigroup, 0.11% dated 6/30/15 to be repurchased at $7,000,000 on 7/01/15, collateralized by U.S. Government Agency Securities valued at $7,140,000.
238

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

r	Agreement with Deutsche Bank, 0.12% dated 6/30/15 to be repurchased at $5,000,000 on 7/01/15, collateralized by U.S. Government Agency Securities valued at $5,100,000.
s	Agreement with Goldman Sachs, 0.02% dated 6/30/15 to be repurchased at $25,000,000 on 7/01/15, collateralized by U.S. Government Agency Securities valued at $25,500,000.
t	Agreement with Merrill Lynch, 0.11% dated 6/30/15 to be repurchased at $35,000,000 on 7/01/15, collateralized by U.S. Government Agency Securities valued at $35,700,000.
u	Agreement with Royal Bank of Scotland, 0.09% dated 6/30/15 to be repurchased at $50,000,000 on 7/01/15, collateralized by U.S. Government Agency Securities valued at $51,000,000.
v	Agreement with Societe Generale, 0.14% dated 6/30/15 to be repurchased at $10,000,000 on 7/01/15, collateralized by U.S. Government Agency Securities valued at $10,200,000.
w	Agreement with Societe Generale, 0.15% dated 6/30/15 to be repurchased at $15,000,000 on 7/01/15, collateralized by U.S. Government Agency Securities valued at $15,301,000.

Cost amounts are in thousands.
239

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

COLLEGE RETIREMENT EQUITIES FUND
GLOBAL EQUITIES ACCOUNT
SUMMARY OF MARKET VALUES BY SECTOR (unaudited)
June 30, 2015

	VALUE	% OF
SECTOR	(000)	ASSETS
FINANCIALS	$3,829,893	19.4%
CONSUMER DISCRETIONARY	3,222,647	16.4
INFORMATION TECHNOLOGY	2,922,468	14.8
HEALTH CARE	2,889,899	14.7
INDUSTRIALS	2,106,076	10.7
CONSUMER STAPLES	1,490,465	7.6
ENERGY	1,266,129	6.4
MATERIALS	949,910	4.8
UTILITIES	432,186	2.2
TELECOMMUNICATION SERVICES	398,513	2.0
SHORT-TERM INVESTMENTS	676,604	3.4
OTHER ASSETS & LIABILITES, NET	(470,703)	(2.4)

NET ASSETS	$19,714,087	100.0%
240

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

COLLEGE RETIREMENT EQUITIES FUND

GROWTH ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2015

			VALUE
SHARES		COMPANY	(000)
COMMON STOCKS - 99.3%

AUTOMOBILES & COMPONENTS - 1.8%
93,072		BorgWarner, Inc	$5,290
1,036,417		Delphi Automotive plc	88,189
1,239,200		General Motors Co	41,303
802,507		Gentex Corp	13,177
692,500		Goodyear Tire & Rubber Co	20,879
84,931		Harley-Davidson, Inc	4,786
58,989		Johnson Controls, Inc	2,922
519,129		Lear Corp	58,277
440,800		Magna International, Inc (Class A) (NY)	24,724
165,056		Renault S.A.	17,306
430,061	*,e	Tesla Motors, Inc	115,368
224,083		Thor Industries, Inc	12,611
18,356	*	Visteon Corp	1,927
		TOTAL AUTOMOBILES & COMPONENTS	406,759

BANKS - 0.2%
76,413	*	Signature Bank	11,186
67,037	*	SVB Financial Group	9,652
548,500		Wells Fargo & Co	30,848
		TOTAL BANKS	51,686

CAPITAL GOODS - 5.5%
1,041,230		3M Co	160,662
106,436		A.O. Smith Corp	7,661
49,665		Acuity Brands, Inc	8,939
8,165	*	Aecom Technology Corp	270
2,236		Air Lease Corp	76
39,356		Allegion plc	2,367
418,029		Allison Transmission Holdings, Inc	12,231
250,447		Ametek, Inc	13,719
10,115	*	Armstrong World Industries, Inc	539
112,607		Babcock & Wilcox Co	3,693
43,669		BE Aerospace, Inc	2,397
782,067		Boeing Co	108,488
5,836		Carlisle Cos, Inc	584
43,205		Caterpillar, Inc	3,665
270,900		Chicago Bridge & Iron Co NV	13,556
55,489		Cummins, Inc	7,280
122,750		Danaher Corp	10,506
24,720		Deere & Co	2,399
50,551		Donaldson Co, Inc	1,810
189,406		Emerson Electric Co	10,499
120,915	e	Fastenal Co	5,100
25,772		Flowserve Corp	1,357
241

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)
383,752		Fortune Brands Home & Security, Inc	$17,583
130,897		General Dynamics Corp	18,547
24,137		Graco, Inc	1,714
210,515	*	HD Supply Holdings, Inc	7,406
39,639		Hexcel Corp	1,972
1,333,756		Honeywell International, Inc	136,003
63,655		Hubbell, Inc (Class B)	6,893
188,806		Huntington Ingalls	21,258
29,240		IDEX Corp	2,298
123,081		Illinois Tool Works, Inc	11,298
389,222		Ingersoll-Rand plc	26,241
16,641		Lennox International, Inc	1,792
28,636		Lincoln Electric Holdings, Inc	1,744
225,901		Lockheed Martin Corp	41,995
761,591		Masco Corp	20,312
240,098	*	Middleby Corp	26,946
6,011		MSC Industrial Direct Co (Class A)	419
25,023		Nordson Corp	1,949
139,432		Northrop Grumman Corp	22,118
131,932		Paccar, Inc	8,419
74,944		Pall Corp	9,327
121,840		Parker Hannifin Corp	14,174
10,860		Precision Castparts Corp	2,171
16,656	*	Quanta Services, Inc	480
977		Regal-Beloit Corp	71
112,756		Rockwell Automation, Inc	14,054
745,586		Rockwell Collins, Inc	68,855
390,263		Roper Industries, Inc	67,305
165,196		Snap-On, Inc	26,307
24,329	*,e	SolarCity Corp	1,303
506,894	*	Spirit Aerosystems Holdings, Inc (Class A)	27,935
68,517		Stanley Works	7,211
696,125		Textron, Inc	31,068
22,898		Toro Co	1,552
85,917	*	TransDigm Group, Inc	19,303
77,700		Triumph Group, Inc	5,127
239,988	*	United Rentals, Inc	21,028
33,688		United Technologies Corp	3,737
922,876	*	Univar, Inc	24,022
503,188	*,e	USG Corp	13,984
523	e	Valmont Industries, Inc	62
333,113		W.W. Grainger, Inc	78,831
22,448	*	WABCO Holdings, Inc	2,777
10,708		Watsco, Inc	1,325
138,742		Westinghouse Air Brake Technologies Corp	13,075
		TOTAL CAPITAL GOODS	1,209,789

COMMERCIAL & PROFESSIONAL SERVICES - 1.3%
39,243		Cintas Corp	3,319
16,313	*	Clean Harbors, Inc	877
649,228	e	CNH Industrial NV (NYSE)	6,025
52,043	*	Copart, Inc	1,846
242

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)
47,075		Covanta Holding Corp	$997
4,387		Dun & Bradstreet Corp	535
48,952		Equifax, Inc	4,753
84,425	*	IHS, Inc (Class A)	10,860
19,593		KAR Auction Services, Inc	733
192,100		Manpower, Inc	17,170
104,312		Nielsen Holdings NV	4,670
237,705		Pitney Bowes, Inc	4,947
45,048	e	R.R. Donnelley & Sons Co	785
55,562		Robert Half International, Inc	3,084
38,974		Rollins, Inc	1,112
509,987	*	Stericycle, Inc	68,292
88,376		Towers Watson & Co	11,118
151,366		Tyco International plc	5,824
1,895,103	*	Verisk Analytics, Inc	137,888
53,727		Waste Connections, Inc	2,532
15,819		Waste Management, Inc	733
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	288,100

CONSUMER DURABLES & APPAREL - 2.4%
28,103		Brunswick Corp	1,429
21,611		Carter’s, Inc	2,297
15,911		Coach, Inc	551
55,903		DR Horton, Inc	1,530
246,427	*	Fossil Group, Inc	17,092
54,000	e	Garmin Ltd	2,372
58,405	*,e	GoPro, Inc	3,079
729,622		Hanesbrands, Inc	24,311
29,268		Harman International Industries, Inc	3,481
37,206		Hasbro, Inc	2,783
703,871	*	Jarden Corp	36,425
52,510	*	Kate Spade & Co	1,131
56,675		Leggett & Platt, Inc	2,759
1,565	*	Lennar Corp (B Shares)	68
28,041		Lennar Corp (Class A)	1,431
45,887	*	Lululemon Athletica, Inc	2,997
818,660		Mattel, Inc	21,031
181,033	*	Michael Kors Holdings Ltd	7,620
17,826	*	Mohawk Industries, Inc	3,403
55,706		Newell Rubbermaid, Inc	2,290
2,128,646		Nike, Inc (Class B)	229,936
23,772	*	NVR, Inc	31,855
27,337		Polaris Industries, Inc	4,049
1,353		Ralph Lauren Corp	179
132,630	*	Skechers U.S.A., Inc (Class A)	14,562
940,800	*	Sony Corp	26,716
456,302	*	Tempur-Pedic International, Inc	30,070
25,212	*	Toll Brothers, Inc	963
1,040,900	*	TomTom NV	11,816
19,396	e	Tupperware Corp	1,252
73,480	*	Under Armour, Inc (Class A)	6,131
661,473		VF Corp	46,131
243

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)
3,415	*	Vista Outdoor, Inc	$153
2,458		Whirlpool Corp	425
		TOTAL CONSUMER DURABLES & APPAREL	542,318

CONSUMER SERVICES - 3.5%
1,537,220		ARAMARK Holdings Corp	47,608
221,847		Brinker International, Inc	12,789
18,771	*	Chipotle Mexican Grill, Inc (Class A)	11,356
14,578		Choice Hotels International, Inc	791
10,296		Darden Restaurants, Inc	732
22,703		Domino’s Pizza, Inc	2,574
39,575	e	Dunkin Brands Group, Inc	2,177
994,062		Extended Stay America, Inc	18,659
105,861		H&R Block, Inc	3,139
498,953	*	Hilton Worldwide Holdings, Inc	13,746
504,300	*	Hyatt Hotels Corp	28,589
26,061	*	International Game Technology plc	463
708,800		Interval Leisure Group, Inc	16,196
507,288		Las Vegas Sands Corp	26,668
86,187		Marriott International, Inc (Class A)	6,411
677,519		McDonald’s Corp	64,412
4,664,237	g	Merlin Entertainments plc	31,282
12,824	*	MGM Resorts International	234
2,215,192	*	Norwegian Cruise Line Holdings Ltd	124,140
10,416	*	Panera Bread Co (Class A)	1,820
368,800	e	Restaurant Brands International, Inc	14,092
83,125		Service Corp International	2,446
493,162	*	ServiceMaster Global Holdings, Inc	17,838
29,574		Six Flags Entertainment Corp	1,326
4,319,599		Starbucks Corp	231,595
70,292		Starwood Hotels & Resorts Worldwide, Inc	5,700
283,879		Wyndham Worldwide Corp	23,253
29,585	e	Wynn Resorts Ltd	2,919
723,064		Yum! Brands, Inc	65,134
		TOTAL CONSUMER SERVICES	778,089

DIVERSIFIED FINANCIALS - 3.7%
223,598	*	Affiliated Managers Group, Inc	48,879
14,657	*	Ally Financial, Inc	329
180,960		American Express Co	14,064
469,859		Ameriprise Financial, Inc	58,700
14,602		Artisan Partners Asset Management, Inc	678
49,822		Bank of New York Mellon Corp	2,091
46,110		BlackRock, Inc	15,953
630,100		Blackstone Group LP	25,752
34,336		CBOE Holdings, Inc	1,965
2,222,766		Charles Schwab Corp	72,573
53,896	*	Credit Acceptance Corp	13,268
48,467		Eaton Vance Corp	1,897
38,556		Federated Investors, Inc (Class B)	1,291
2,060		Interactive Brokers Group, Inc (Class A)	86
395,337		IntercontinentalExchange Group, Inc	88,401
244

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)
423,946		Invesco Ltd	$15,894
759,500	e	iShares Russell 1000 Growth Index Fund	75,198
356,333		Lazard Ltd (Class A)	20,040
71,838		Legg Mason, Inc	3,702
18,111		Leucadia National Corp	440
33,914	e	LPL Financial Holdings, Inc	1,577
1,266,834		McGraw-Hill Financial, Inc	127,254
997,160		Moody’s Corp	107,653
610,500		Morgan Stanley	23,681
142,645		MSCI, Inc (Class A)	8,780
79,734		NorthStar Asset Management Group, Inc	1,474
144,946		Santander Consumer USA Holdings, Inc	3,706
201,504		SEI Investments Co	9,880
161,095		SLM Corp	1,590
1,480,700	*	Synchrony Financial	48,759
107,189		T Rowe Price Group, Inc	8,332
93,575		TD Ameritrade Holding Corp	3,445
32,517		Waddell & Reed Financial, Inc (Class A)	1,538
		TOTAL DIVERSIFIED FINANCIALS	808,870

ENERGY - 1.9%
137,400		Baker Hughes, Inc	8,478
170,132		Cabot Oil & Gas Corp	5,366
141,300	*	Cameron International Corp	7,400
100,700	*	Cheniere Energy, Inc	6,974
792,793	*	Concho Resources, Inc	90,267
181,999	*,e	Continental Resources, Inc	7,715
2,218	e	CVR Energy, Inc	83
1,531,600	e	Denbury Resources, Inc	9,741
163,600	*	Diamondback Energy, Inc	12,332
31,644	*	Dresser-Rand Group, Inc	2,695
1,192,305		EOG Resources, Inc	104,386
61,834	*	FMC Technologies, Inc	2,565
208,899		Frank’s International NV	3,936
11,933		HollyFrontier Corp	509
194,660		Marathon Petroleum Corp	10,183
33,963	*	Memorial Resource Development Corp	644
7,108		Oceaneering International, Inc	331
38,642		Oneok, Inc	1,526
261,612		Pioneer Natural Resources Co	36,283
4,590		Range Resources Corp	227
2,954	e	RPC, Inc	41
383,300	*	RSP Permian, Inc	10,775
407,715		Schlumberger Ltd	35,141
148,900		Superior Energy Services	3,133
61,745		Targa Resources Investments, Inc	5,509
7,368		Teekay Corp	316
3,157		Tesoro Corp	266
104,600		Valero Energy Corp	6,548
293,100	*	Whiting Petroleum Corp	9,848
696,477		Williams Cos, Inc	39,971
5,374		World Fuel Services Corp	258
		TOTAL ENERGY	423,447
245

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)
FOOD & STAPLES RETAILING - 1.9%
856,887		Costco Wholesale Corp	$115,731
1,531,038		CVS Corp	160,575
1,258,939		Kroger Co	91,286
241,606	*	Rite Aid Corp	2,017
572,969	*	Sprouts Farmers Market, Inc	15,459
76,202		Sysco Corp	2,751
323,398		Walgreens Boots Alliance, Inc	27,308
134,996		Whole Foods Market, Inc	5,324
		TOTAL FOOD & STAPLES RETAILING	420,451

FOOD, BEVERAGE & TOBACCO - 3.8%
1,673,698		Altria Group, Inc	81,861
399,400		Archer Daniels Midland Co	19,259
353,900		Associated British Foods plc	15,948
10,461		Brown-Forman Corp	1,166
48,235		Brown-Forman Corp (Class B)	4,832
42,185	e	Campbell Soup Co	2,010
2,406,976		Coca-Cola Co	94,426
303,285		Coca-Cola Enterprises, Inc	13,175
23,890		ConAgra Foods, Inc	1,044
78,290		Constellation Brands, Inc (Class A)	9,083
519,367		Dr Pepper Snapple Group, Inc	37,862
63,784		Flowers Foods, Inc	1,349
245,195		General Mills, Inc	13,662
42,203	*	Hain Celestial Group, Inc	2,779
59,925		Hershey Co	5,323
55,043		Hormel Foods Corp	3,103
224,206		Ingredion, Inc	17,894
92,452		Kellogg Co	5,797
67,758		Keurig Green Mountain, Inc	5,192
260,889		Kraft Foods Group, Inc	22,212
52,563		McCormick & Co, Inc	4,255
362,274		Mead Johnson Nutrition Co	32,684
104,600		Mondelez International, Inc	4,303
1,455,386	*	Monster Beverage Corp	195,051
1,005,658		PepsiCo, Inc	93,868
423,120		Philip Morris International, Inc	33,922
702,437	e	Pilgrim’s Pride Corp	16,135
480,855		Pinnacle Foods, Inc	21,898
169,825		Reynolds American, Inc	12,679
635,233		Suntory Beverage & Food Ltd	25,289
410,183		Tyson Foods, Inc (Class A)	17,486
562,496	*	WhiteWave Foods Co (Class A)	27,495
		TOTAL FOOD, BEVERAGE & TOBACCO	843,042

HEALTH CARE EQUIPMENT & SERVICES - 4.9%
21,260	*	Acadia Healthcare Co, Inc	1,665
480,835		Aetna Inc	61,287
33,216	*	Align Technology, Inc	2,083
246

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)
23,135	*	Allscripts Healthcare Solutions, Inc	$316
394,366		AmerisourceBergen Corp	41,937
368,561		Anthem, Inc	60,496
15,859	*,e	athenahealth, Inc	1,817
63,140		Bard (C.R.), Inc	10,778
164,860		Baxter International, Inc	11,529
162,799		Becton Dickinson & Co	23,060
43,015	*	Boston Scientific Corp	761
16,361	*	Brookdale Senior Living, Inc	568
356,121		Cardinal Health, Inc	29,789
174,829	*	Catamaran Corp	10,679
509,714	*	Centene Corp	40,981
1,141,258	*	Cerner Corp	78,815
335,565		Cigna Corp	54,361
13,547		Cooper Cos, Inc	2,411
228,900	*	DaVita, Inc	18,191
92,423		Dentsply International, Inc	4,764
32,618	*	DexCom, Inc	2,609
117,343	*	Edwards Lifesciences Corp	16,713
76,361	*	Envision Healthcare Holdings, Inc	3,015
598,699	*	Express Scripts Holding Co	53,248
262,286	*	HCA Holdings, Inc	23,795
82,835	*	Health Net, Inc	5,311
362,800		Healthsouth Corp	16,711
34,396	*	Henry Schein, Inc	4,888
21,419		Hill-Rom Holdings, Inc	1,164
604,444	*	Hologic, Inc	23,005
145,252		Humana, Inc	27,784
350,540	*,e	Idexx Laboratories, Inc	22,484
54,981	*	IMS Health Holdings, Inc	1,685
10,431	*,e	Inovalon Holdings, Inc	291
175,891	*	Intuitive Surgical, Inc	85,219
22,481	*	Inverness Medical Innovations, Inc	1,186
104,770	*	Laboratory Corp of America Holdings	12,700
151,986	*	LifePoint Hospitals, Inc	13,215
429,060		McKesson Corp	96,457
585,591	*	Olympus Corp	20,218
52,410		Omnicare, Inc	4,940
19,374		Patterson Cos, Inc	943
22,199	*	Pediatrix Medical Group, Inc	1,645
521,073	*	Premier, Inc	20,040
57,967	e	Resmed, Inc	3,268
22,852	*	Sirona Dental Systems, Inc	2,295
292,032		St. Jude Medical, Inc	21,339
70,441		Stryker Corp	6,732
40,815	*	Tenet Healthcare Corp	2,362
853,778		UnitedHealth Group, Inc	104,161
226,098		Universal Health Services, Inc (Class B)	32,128
41,051	*	Varian Medical Systems, Inc	3,462
31,870	*	VCA Antech, Inc	1,734
29,212	*,e	Veeva Systems, Inc	819
4,345		Zimmer Holdings, Inc	475
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	1,094,329
247

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)
HOUSEHOLD & PERSONAL PRODUCTS - 1.2%
53,920		Church & Dwight Co, Inc	$4,374
42,789		Clorox Co	4,451
443,119		Colgate-Palmolive Co	28,984
203,416		Coty, Inc	6,503
2,216,072		Estee Lauder Cos (Class A)	192,045
25,700	*,e	Herbalife Ltd	1,416
118,766		Kimberly-Clark Corp	12,586
5,064		Nu Skin Enterprises, Inc (Class A)	239
34,696		Spectrum Brands, Inc	3,539
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	254,137

INSURANCE - 0.5%
215,919		ACE Ltd	21,955
119,800		Allstate Corp	7,771
884		Amtrust Financial Services, Inc	58
115,933		Aon plc	11,556
38,342		Arthur J. Gallagher & Co	1,814
49,727	*	Berkshire Hathaway, Inc (Class B)	6,768
9,986		Erie Indemnity Co (Class A)	819
591	*	Markel Corp	473
439,484		Marsh & McLennan Cos, Inc	24,919
346,700		Metlife, Inc	19,412
145,900		Travelers Cos, Inc	14,103
		TOTAL INSURANCE	109,648

MATERIALS - 3.6%
72,705		Air Products & Chemicals, Inc	9,948
6,289		Airgas, Inc	665
824,597		Albemarle Corp	45,575
4,764		Aptargroup, Inc	304
41,740		Ashland, Inc	5,088
185,021		Avery Dennison Corp	11,275
41,489	*	Axalta Coating Systems Ltd	1,372
297,806		Ball Corp	20,891
4,368		Bemis Co, Inc	197
1,292,149	*	Berry Plastics Group, Inc	41,866
4,475		Celanese Corp (Series A)	322
96,807		CF Industries Holdings, Inc	6,223
13,848		Compass Minerals International, Inc	1,137
557,499	*	Crown Holdings, Inc	29,497
2,878		Cytec Industries, Inc	174
474,124		Dow Chemical Co	24,261
269,330		Du Pont (E.I.) de Nemours & Co	17,224
20,663		Eagle Materials, Inc	1,577
83,026		Eastman Chemical Co	6,793
130,799		Ecolab, Inc	14,789
39,768		FMC Corp	2,090
1,051,969		Graphic Packaging Holding Co	14,654
53,432		Huntsman Corp	1,179
248

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)
33,271		International Flavors & Fragrances, Inc	$3,636
293,681		International Paper Co	13,976
686,563		LyondellBasell Industries AF S.C.A	71,073
3,886		Martin Marietta Materials, Inc	550
1,558,750		Monsanto Co	166,147
3,498		NewMarket Corp	1,553
4,178	*	Owens-Illinois, Inc	96
40,273		Packaging Corp of America	2,517
8,089	*	Platform Specialty Products Corp	207
1,297,041		PPG Industries, Inc	148,797
107,989		Praxair, Inc	12,910
11,065		Rock-Tenn Co (Class A)	666
1,413		Royal Gold, Inc	87
54,800		RPM International, Inc	2,684
16,660		Scotts Miracle-Gro Co (Class A)	986
239,050		Sealed Air Corp	12,282
203,061		Sherwin-Williams Co	55,846
54,546		Sigma-Aldrich Corp	7,601
16,706		Silgan Holdings, Inc	881
177,951	e	Southern Copper Corp (NY)	5,234
11,040		Steel Dynamics, Inc	229
8,043		Tahoe Resources, Inc	98
33,421		Valspar Corp	2,735
7,148		Vulcan Materials Co	600
243,600		Westlake Chemical Corp	16,709
29,932	*	WR Grace & Co	3,002
		TOTAL MATERIALS	788,203

MEDIA - 5.0%
268,640	*	AMC Networks, Inc	21,988
11,995	e	Cablevision Systems Corp (Class A)	287
202,438		CBS Corp (Class B)	11,235
30,832	*,e	Charter Communications, Inc	5,280
47,664		Cinemark Holdings, Inc	1,915
5,821		Clear Channel Outdoor Holdings, Inc (Class A)	59
4,598,311		Comcast Corp (Class A)	276,542
141,587		Comcast Corp (Special Class A)	8,487
841,469	*	DIRECTV	78,080
58,279	*,e	Discovery Communications, Inc (Class A)	1,938
205,240	*	Discovery Communications, Inc (Class C)	6,379
131,446	*	DISH Network Corp (Class A)	8,900
1,247,658		Interpublic Group of Cos, Inc	24,042
166,939	e	Lions Gate Entertainment Corp	6,185
59,900	*	Live Nation, Inc	1,647
25,289	*	Madison Square Garden, Inc	2,111
7,847		Morningstar, Inc	624
100,495		Omnicom Group, Inc	6,983
34,046	e	Regal Entertainment Group (Class A)	712
37,597	e	Scripps Networks Interactive (Class A)	2,458
3,362,936	*	Sirius XM Holdings, Inc	12,544
375,578	*	Starz-Liberty Capital	16,796
133,080		Time Warner Cable, Inc	23,711
249

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)
1,596,399		Time Warner, Inc	$139,541
434,325		Tribune Co	23,189
476,606		Twenty-First Century Fox, Inc	15,511
134,671		Twenty-First Century Fox, Inc (Class B)	4,339
4,247		Viacom, Inc	276
932,367		Viacom, Inc (Class B)	60,268
3,121,952		Walt Disney Co	356,340
		TOTAL MEDIA	1,118,367

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 13.5%
2,299,116		AbbVie, Inc	154,478
59,900		Agilent Technologies, Inc	2,311
10,628	*	Agios Pharmaceuticals, Inc	1,181
32,243	*	Akorn, Inc	1,408
1,146,593	*	Alexion Pharmaceuticals, Inc	207,270
84,422	*	Alkermes plc	5,432
1,136,600	*	Allergan plc	344,913
77,865	*	Alnylam Pharmaceuticals, Inc	9,334
1,065,898		Amgen, Inc	163,637
640,196	*	Biogen Idec, Inc	258,601
619,174	*	BioMarin Pharmaceuticals, Inc	84,691
6,312		Bio-Techne Corp	621
250,669	*	Biovail Corp	55,686
13,504	*	Bluebird Bio, Inc	2,274
1,945,188		Bristol-Myers Squibb Co	129,433
187,052	*	Bruker BioSciences Corp	3,818
2,672,638	*	Celgene Corp	309,318
19,481	*	Charles River Laboratories International, Inc	1,370
1,723,602		Eli Lilly & Co	143,903
87,052	*	Endo International plc	6,934
3,306,153		Gilead Sciences, Inc	387,084
124,836	*	Hospira, Inc	11,074
545,257	*	Illumina, Inc	119,062
362,956	*	Incyte Corp	37,824
16,760	*,e	Intercept Pharmaceuticals, Inc	4,045
19,042	*	Intrexon Corp	929
49,243	*	Isis Pharmaceuticals, Inc	2,834
39,619	*	Jazz Pharmaceuticals plc	6,976
294,745		Johnson & Johnson	28,726
29,106	*,e	Juno Therapeutics, Inc	1,552
54,558	*	Mallinckrodt plc	6,423
156,070	*	Medivation, Inc	17,823
333,282		Merck & Co, Inc	18,974
11,504	*	Mettler-Toledo International, Inc	3,928
1,105,506	*	Mylan NV	75,020
203,779		Novartis AG. (ADR)	20,040
356,900		Novo Nordisk AS	19,585
96,585	*	Opko Health, Inc	1,553
73,417	*	PerkinElmer, Inc	3,865
251,646		Perrigo Co plc	46,512
342,605		Pfizer, Inc	11,487
10,288	*	Puma Biotechnology, Inc	1,201
250

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)
129,244	*	Quintiles Transnational Holdings, Inc	$9,384
12,980	*	Receptos, Inc	2,467
43,568	*	Regeneron Pharmaceuticals, Inc	22,225
39,036	*,e	Seattle Genetics, Inc	1,889
588,660		Thermo Electron Corp	76,384
149,116	*	United Therapeutics Corp	25,939
402,965	*	Vertex Pharmaceuticals, Inc	49,758
6,369	*	VWR Corp	170
108,315	*	Waters Corp	13,905
1,752,123		Zoetis Inc	84,487
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	2,999,738

REAL ESTATE - 1.7%
340,633		American Tower Corp	31,778
57,613		Boston Properties, Inc	6,973
3,615,783	*	CBRE Group, Inc	133,784
6,276		Columbia Property Trust, Inc	154
275,389		Crown Castle International Corp	22,114
32,064		Digital Realty Trust, Inc	2,138
21,585		Empire State Realty Trust, Inc	368
80,651		Equity Lifestyle Properties, Inc	4,241
122,519		Extra Space Storage, Inc	7,991
28,252		Federal Realty Investment Trust	3,619
5,048		Gaming and Leisure Properties, Inc	185
6,599,945		Global Logistic Properties	12,390
65,046		Health Care REIT, Inc	4,269
5,047		Healthcare Trust of America, Inc	121
6,598	*	Howard Hughes Corp	947
33,951		Iron Mountain, Inc	1,052
144,635		Jones Lang LaSalle, Inc	24,732
120,611		Lamar Advertising Co	6,933
20,444		Omega Healthcare Investors, Inc	702
29,619		Plum Creek Timber Co, Inc	1,202
7,568		Post Properties, Inc	411
77,995		Public Storage, Inc	14,380
1,485,128	*	Realogy Holdings Corp	69,385
163,237		Simon Property Group, Inc	28,243
39,422		Tanger Factory Outlet Centers, Inc	1,250
9,432		Taubman Centers, Inc	655
18,315		Weyerhaeuser Co	577
		TOTAL REAL ESTATE	380,594

RETAILING - 8.8%
3,946		Aaron’s, Inc	143
30,092		Advance Auto Parts, Inc	4,793
1,152,104	*	Amazon.com, Inc	500,117
401,500	*,e	ASOS plc	24,471
298,269	*	Autonation, Inc	18,785
59,250	*	AutoZone, Inc	39,514
135,966	*	Bed Bath & Beyond, Inc	9,379
837,100		Best Buy Co, Inc	27,298
1,973	*,e	Cabela’s, Inc	99
251

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)
1,618,987	*	Carmax, Inc	$107,193
2,246,422	*	Cnova NV	12,423
26,085		CST Brands, Inc	1,019
382,576	*	Ctrip.com International Ltd (ADR)	27,783
26,075		Dick’s Sporting Goods, Inc	1,350
184,367		Dillard’s, Inc (Class A)	19,394
254,725		Dollar General Corp	19,802
84,814	*	Dollar Tree, Inc	6,699
324,110		DSW, Inc (Class A)	10,816
1,369,983		Expedia, Inc	149,807
115,618		Family Dollar Stores, Inc	9,112
94,232		Fast Retailing Co Ltd	42,732
569,260		Foot Locker, Inc	38,146
98,023		Gap, Inc	3,742
58,161		Genuine Parts Co	5,207
319,522		GNC Holdings, Inc	14,212
9,040,369	*,e	Groupon, Inc	45,473
3,006,893		Home Depot, Inc	334,156
465,900	*	JD.com, Inc (ADR)	15,887
61,200		Kohl’s Corp	3,832
137,287		L Brands, Inc	11,770
1,677,587	*	Liberty Interactive Corp	46,553
147,197	*	Liberty Ventures	5,780
125,126	*	LKQ Corp	3,784
915,974		Lowe’s Companies, Inc	61,343
649,810		Macy’s, Inc	43,843
25,780	*	Michaels Cos, Inc	694
130,135	*	Murphy USA, Inc	7,264
33,637	*	NetFlix, Inc	22,098
57,733		Nordstrom, Inc	4,301
39,855	*	Office Depot, Inc	345
142,041	*	O’Reilly Automotive, Inc	32,098
298,567		Penske Auto Group, Inc	15,558
35,703	*	Priceline.com, Inc	41,107
339,120		Ross Stores, Inc	16,485
64,859	*	Sally Beauty Holdings, Inc	2,048
566	*,e	Sears Holdings Corp	15
33,020		Signet Jewelers Ltd	4,235
323,399		Target Corp	26,399
462,020		Tiffany & Co	42,413
467,057		TJX Companies, Inc	30,905
73,518		Tractor Supply Co	6,612
72,736	*	TripAdvisor, Inc	6,338
166,726	*	Ulta Salon Cosmetics & Fragrance, Inc	25,751
40,210	*	Urban Outfitters, Inc	1,407
37,697		Williams-Sonoma, Inc	3,101
		TOTAL RETAILING	1,955,631

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.0%
38,517		Altera Corp	1,972
118,010		Analog Devices, Inc	7,574
1,395,311		Applied Materials, Inc	26,818
252

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)
1,130,034		ARM Holdings plc (ADR)	$55,677
171,683		Atmel Corp	1,692
214,945		Avago Technologies Ltd	28,573
1,526,901		Broadcom Corp (Class A)	78,620
41,658	*	Freescale Semiconductor Holdings Ltd	1,665
352,698		Intel Corp	10,727
65,782		Kla-Tencor Corp	3,698
388,020		Lam Research Corp	31,565
98,502		Linear Technology Corp	4,357
942,500		Marvell Technology Group Ltd	12,427
40,303		Maxim Integrated Products, Inc	1,393
83,223	e	Microchip Technology, Inc	3,947
356,146	*	Micron Technology, Inc	6,710
188,434		Nvidia Corp	3,789
493,536	*	NXP Semiconductors NV	48,465
162,957	*	ON Semiconductor Corp	1,905
114,968	*	Qorvo, Inc	9,228
373,706		Skyworks Solutions, Inc	38,903
1,325,890	*	Sumco Corp	16,583
103,097	*	SunEdison, Inc	3,084
1,815	*	SunPower Corp	52
190,000		Teradyne, Inc	3,665
538,543		Texas Instruments, Inc	27,740
128,780		Xilinx, Inc	5,687
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	436,516

SOFTWARE & SERVICES - 21.2%
565,456		Accenture plc	54,725
289,200		Activision Blizzard, Inc	7,001
3,495,613	*	Adobe Systems, Inc	283,180
313,358	*	Akamai Technologies, Inc	21,879
52,811	*	Alibaba Group Holding Ltd (ADR)	4,345
277,342	*	Alliance Data Systems Corp	80,967
356,691		Amdocs Ltd	19,472
6,979	*	Ansys, Inc	637
1,539,446	*	Autodesk, Inc	77,088
168,587		Automatic Data Processing, Inc	13,526
241,569	*	Baidu, Inc (ADR)	48,092
7,468	*	Black Knight Financial Services, Inc	231
38,740		Booz Allen Hamilton Holding Co	978
49,309		Broadridge Financial Solutions, Inc	2,466
120,389	*,e	Cadence Design Systems, Inc	2,367
133,744		CDK Global, Inc	7,219
135,400	*	Check Point Software Technologies	10,771
427,208	*,e	Cimpress NV	35,954
236,133	*	Citrix Systems, Inc	16,567
342,530	*	Cognizant Technology Solutions Corp (Class A)	20,925
312,700		Computer Sciences Corp	20,526
13,332	*	CoStar Group, Inc	2,683
117,569		DST Systems, Inc	14,811
2,719,422	*	eBay, Inc	163,818
378,811	*	Electronic Arts, Inc	25,191
253

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)
23,414		Equinix, Inc	$5,947
5,648,192	*	Facebook, Inc	484,417
17,180		Factset Research Systems, Inc	2,792
50,254		Fidelity National Information Services, Inc	3,106
306,644	*,e	FireEye, Inc	14,998
403,761	*	First American Corp	16,025
97,401	*	Fiserv, Inc	8,068
169,263	*	FleetCor Technologies, Inc	26,415
58,744	*	Fortinet, Inc	2,428
34,152	*	Gartner, Inc	2,930
65,437	*	Genpact Ltd	1,396
321,937		Global Payments, Inc	33,304
9,708	*	GoDaddy, Inc	274
835,614	*	Google, Inc	434,945
510,184	*	Google, Inc (Class A)	275,520
435,000	*	GrubHub, Inc	14,820
12,533	*	HomeAway, Inc	390
392,427		IAC/InterActiveCorp	31,261
43,072	*	Informatica Corp	2,088
568,494		International Business Machines Corp	92,471
3,023,036		Intuit, Inc	304,631
33,638		Jack Henry & Associates, Inc	2,176
5,842,972	*	Just Eat plc	37,336
1,034,367		King Digital Entertainment plc	14,740
2,360		Leidos Holdings, Inc	95
507,468	*,e	LendingClub Corp	7,485
358,864	*	LinkedIn Corp	74,152
3,085,232		Mastercard, Inc (Class A)	288,408
6,940,088		Microsoft Corp	306,405
509,542	*,e	Mobileye NV	27,092
154,500		Netease.com (ADR)	22,382
16,434	*,e	NetSuite, Inc	1,508
3,014,524		Oracle Corp	121,485
86,971	*	Pandora Media, Inc	1,351
116,378		Paychex, Inc	5,456
142,198	*	PTC, Inc	5,833
100,653	*	Rackspace Hosting, Inc	3,743
1,368,838	*	Red Hat, Inc	103,936
1,361,399		Sabre Corp	32,401
3,262,422	*	Salesforce.com, Inc	227,163
455,949	*	ServiceNow, Inc	33,882
27,434	*	SolarWinds, Inc	1,265
27,609		Solera Holdings, Inc	1,230
51,546	*	Splunk, Inc	3,589
26,312		SS&C Technologies Holdings, Inc	1,644
4,657	*	Synopsys, Inc	236
52,382	*	Tableau Software, Inc	6,040
3,308,200		Tencent Holdings Ltd	66,152
107,233	*,e	Teradata Corp	3,968
408,366		Total System Services, Inc	17,057
480,630	*	Twitter, Inc	17,408
11,756	*	Ultimate Software Group, Inc	1,932
254

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)
243,371	*	Vantiv, Inc	$9,294
46,786	*	VeriFone Systems, Inc	1,589
42,552	*,e	VeriSign, Inc	2,626
6,087,788		Visa, Inc (Class A)	408,795
215,525	*	VMware, Inc (Class A)	18,479
212,379		Western Union Co	4,318
15,898	*	WEX, Inc	1,812
43,637	*	Workday, Inc	3,333
2,847,834	*	Yahoo!, Inc	111,891
26,715	*	Yelp, Inc	1,150
10,822	*,e	Zillow Group, Inc	939
		TOTAL SOFTWARE & SERVICES	4,695,421

TECHNOLOGY HARDWARE & EQUIPMENT - 7.6%
16,876	*,e	3D Systems Corp	329
127,072		Amphenol Corp (Class A)	7,366
10,438,106	d	Apple, Inc	1,309,199
13,867	*,e	Arista Networks, Inc	1,133
9,344	*	ARRIS Group, Inc	286
165,249		CDW Corp	5,665
4,244,467		Cisco Systems, Inc	116,553
35,839		Cognex Corp	1,724
19,176	*	CommScope Holding Co, Inc	585
137,400		Corning, Inc	2,711
313,105		EMC Corp	8,263
77,291	*	F5 Networks, Inc	9,302
73,777	*,e	Fitbit, Inc	2,820
36,370		Flir Systems, Inc	1,121
8,459		Harris Corp	651
593,400		Hewlett-Packard Co	17,808
3,599	*	Ingram Micro, Inc (Class A)	90
14,212	*,e	IPG Photonics Corp	1,211
482,025		Jabil Circuit, Inc	10,262
273,546		Juniper Networks, Inc	7,104
177,663	*	Keysight Technologies, Inc	5,541
86,769		Motorola, Inc	4,975
10,174		National Instruments Corp	300
82,800	*	NCR Corp	2,492
545,471		NetApp, Inc	17,215
438,072	*	Palo Alto Networks, Inc	76,531
191,518		Qualcomm, Inc	11,995
371,700	e	Seagate Technology, Inc	17,656
5,655	*	Trimble Navigation Ltd	133
385,100		Western Digital Corp	30,200
21,276	*	Zebra Technologies Corp (Class A)	2,363
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	1,673,584

TELECOMMUNICATION SERVICES - 0.9%
809,400	*,g	Cellnex Telecom SAU	13,693
1,146,912	*	Level 3 Communications, Inc	60,408
78,752	*	SBA Communications Corp (Class A)	9,054
2,639,978		Verizon Communications, Inc	123,049
255

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)
51,078	*	Zayo Group Holdings, Inc	$1,314
		TOTAL TELECOMMUNICATION SERVICES	207,518

TRANSPORTATION - 2.4%
369,024		Alaska Air Group, Inc	23,776
33,472		Amerco, Inc	10,942
318,676		American Airlines Group, Inc	12,726
43,528	*	Avis Budget Group, Inc	1,919
197,336		CH Robinson Worldwide, Inc	12,312
104,850		CSX Corp	3,423
1,266,816		Delta Air Lines, Inc	52,041
241,090		Expeditors International of Washington, Inc	11,115
324,102		FedEx Corp	55,227
8,514	*	Genesee & Wyoming, Inc (Class A)	649
2,351,358	*	Hertz Global Holdings, Inc	42,607
37,835		J.B. Hunt Transport Services, Inc	3,106
208,263	*	JetBlue Airways Corp	4,323
18,268		Landstar System, Inc	1,222
960,075	*,e	Latam Airlines Group S.A. (ADR)	6,759
28,709	*	Old Dominion Freight Line	1,969
180,000		Ryanair Holdings plc (ADR)	12,843
173,046		Ryder System, Inc	15,119
1,378,398		Southwest Airlines Co	45,611
235,022	*	Spirit Airlines, Inc	14,595
1,432,051		Union Pacific Corp	136,575
674,432	*	United Continental Holdings, Inc	35,752
366,749		United Parcel Service, Inc (Class B)	35,542
		TOTAL TRANSPORTATION	540,153

UTILITIES - 0.0%
209,747	*	Calpine Corp	3,773
12,206		Dominion Resources, Inc	816
23,558		ITC Holdings Corp	758
1,094		TerraForm Power, Inc	42
		TOTAL UTILITIES	5,389
		TOTAL COMMON STOCKS	22,031,779
		(Cost $17,443,516)

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE
SHORT-TERM INVESTMENTS - 2.3%
GOVERNMENT AGENCY DEBT - 0.6%
$2,400,000	d	Federal Home Loan Bank (FHLB)	0.070%	07/08/15	2,400
80,000,000	d	FHLB	0.050-0.060	08/07/15	79,997
40,000,000	d	FHLB	0.070	08/12/15	39,998
6,200,000	d	FHLB	0.060	08/19/15	6,199
		TOTAL GOVERNMENT AGENCY DEBT			128,594

TREASURY DEBT - 0.0%
2,000,000	d	United States Treasury Bill	0.095	10/15/15	2,000
		TOTAL TREASURY DEBT			2,000
256

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.7%
370,758,612	a,c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$370,759
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	370,759

		TOTAL SHORT-TERM INVESTMENTS	501,353
		(Cost $501,349)
		TOTAL INVESTMENTS - 101.6%	22,533,132
		(Cost $17,944,865)
		OTHER ASSETS & LIABILITIES, NET - (1.6)%	(356,235)
		NET ASSETS - 100.0%	$22,176,897

Abbreviation(s):
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

*	Non-income producing
a	Affiliated holding
c	Investments made with cash collateral received from securites on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures transactions.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $365,133,000.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 6/30/15, the aggregate value of these securities was $44,976,000, or 0.2% of net assets.

Cost amounts are in thousands.
257

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

COLLEGE RETIREMENT EQUITIES FUND

EQUITY INDEX ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2015

			VALUE
SHARES		COMPANY	(000)
COMMON STOCKS - 99.8%

AUTOMOBILES & COMPONENTS - 1.2%
56,324	*	American Axle & Manufacturing Holdings, Inc	$1,178
167,583		BorgWarner, Inc	9,525
42,817		Cooper Tire & Rubber Co	1,448
10,380	*	Cooper-Standard Holding, Inc	638
120,374		Dana Holding Corp	2,477
213,546		Delphi Automotive plc	18,171
20,030	*,e	Dorman Products, Inc	955
17,932		Drew Industries, Inc	1,040
21,876	*	Federal Mogul Corp (Class A)	248
2,882,415		Ford Motor Co	43,265
12,496	*	Fox Factory Holding Corp	201
1,187,835		General Motors Co	39,591
218,376		Gentex Corp	3,586
26,543	*	Gentherm, Inc	1,457
199,183		Goodyear Tire & Rubber Co	6,005
154,043		Harley-Davidson, Inc	8,680
484,264		Johnson Controls, Inc	23,986
57,299		Lear Corp	6,432
6,649		Metaldyne Performance Group, Inc	121
36,302	*	Modine Manufacturing Co	390
13,147	*	Motorcar Parts of America, Inc	396
21,131		Remy International, Inc	467
15,087		Standard Motor Products, Inc	530
20,247	*	Stoneridge, Inc	237
2,693		Strattec Security Corp	185
17,815		Superior Industries International, Inc	326
45,591	*	Tenneco, Inc	2,619
72,086	*,e	Tesla Motors, Inc	19,338
33,978		Thor Industries, Inc	1,912
15,398	*	Tower International, Inc	401
33,034	*	Visteon Corp	3,468
21,322	e	Winnebago Industries, Inc	503
		TOTAL AUTOMOBILES & COMPONENTS	199,776

BANKS - 6.2%
11,459		1st Source Corp	391
5,171		Access National Corp	101
5,882		American National Bankshares, Inc	140
23,589		Ameris Bancorp	597
7,069	e	Ames National Corp	177
5,633	*	Anchor BanCorp Wisconsin, Inc	214
24,400		Apollo Residential Mortgage	358
7,344		Arrow Financial Corp	199
112,856		Associated Banc-Corp	2,288
258

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
66,701		Astoria Financial Corp	$920
25,515	e	Banc of California, Inc	351
5,016		Bancfirst Corp	328
21,466		Banco Latinoamericano de Exportaciones S.A. (Class E)	691
72,389		Bancorpsouth, Inc	1,865
41,404		Bank Mutual Corp	318
7,768,549		Bank of America Corp	132,221
32,426	e	Bank of Hawaii Corp	2,162
3,864		Bank of Marin Bancorp	197
57,827		Bank of the Ozarks, Inc	2,646
15,980		BankFinancial Corp	188
76,129		BankUnited	2,735
15,583		Banner Corp	747
4,570		Bar Harbor Bankshares	162
535,283		BB&T Corp	21,577
59,137		BBCN Bancorp, Inc	875
4,100	*,e	BBX Capital Corp	67
9,956	*	Bear State Financial, Inc	93
61,657	*	Beneficial Bancorp, Inc	770
21,508		Berkshire Hills Bancorp, Inc	613
20,549	*	Blue Hills Bancorp, Inc	288
17,544		BNC Bancorp	339
11,321	*,e	BofI Holding, Inc	1,197
20,505	e	BOK Financial Corp	1,427
59,217		Boston Private Financial Holdings, Inc	794
8,872		Bridge Bancorp, Inc	237
7,190	*	Bridge Capital Holdings	214
54,590		Brookline Bancorp, Inc	616
12,987		Bryn Mawr Bank Corp	392
6,346	*	BSB Bancorp, Inc	140
4,588	*	C1 Financial, Inc	89
5,527		Camden National Corp	214
16,948	*	Capital Bank Financial Corp	493
9,158		Capital City Bank Group, Inc	140
105,428		Capitol Federal Financial	1,269
22,480		Cardinal Financial Corp	490
21,201	*	Cascade Bancorp	110
60,166		Cathay General Bancorp	1,952
33,881		Centerstate Banks of Florida, Inc	458
17,227		Central Pacific Financial Corp	409
2,883		Century Bancorp, Inc	117
13,560		Charter Financial Corp	168
24,990		Chemical Financial Corp	826
128,729		CIT Group, Inc	5,985
2,244,177		Citigroup, Inc	123,968
9,568		Citizens & Northern Corp	197
221,768		Citizens Financial Group, Inc	6,056
10,721	e	City Holding Co	528
35,413		City National Corp	3,201
19,650		Clifton Bancorp, Inc	275
9,772		CNB Financial Corp	180
26,184		CoBiz, Inc	342
259

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
42,696		Columbia Banking System, Inc	$1,389
131,821		Comerica, Inc	6,765
61,634		Commerce Bancshares, Inc	2,883
30,550	e	Community Bank System, Inc	1,154
12,718		Community Trust Bancorp, Inc	443
7,261	*	CommunityOne Bancorp	78
21,722		ConnectOne Bancorp, Inc	468
12,656	*	CU Bancorp	280
39,988		Cullen/Frost Bankers, Inc	3,142
19,196	*	Customers Bancorp, Inc	516
80,226		CVB Financial Corp	1,413
23,810		Dime Community Bancshares	403
22,108	*	Eagle Bancorp, Inc	972
106,767		East West Bancorp, Inc	4,785
4,559		Enterprise Bancorp, Inc	107
14,785		Enterprise Financial Services Corp	337
40,929	*	Essent Group Ltd	1,119
63,807		EverBank Financial Corp	1,254
4,054	*	Farmers Capital Bank Corp	115
20,788	*	FCB Financial Holdings, Inc	661
7,387		Federal Agricultural Mortgage Corp (Class C)	215
12,551		Fidelity Southern Corp	219
599,099		Fifth Third Bancorp	12,473
10,211		Financial Institutions, Inc	254
15,337		First Bancorp (NC)	256
85,475	*	First Bancorp (Puerto Rico)	412
6,485		First Bancorp, Inc	126
58,052		First Busey Corp	381
3,088		First Business Financial Services, Inc	145
5,634		First Citizens Bancshares, Inc (Class A)	1,482
66,434		First Commonwealth Financial Corp	637
12,139		First Community Bancshares, Inc	221
13,926		First Connecticut Bancorp	221
7,726		First Defiance Financial Corp	290
44,691		First Financial Bancorp	802
48,150	e	First Financial Bankshares, Inc	1,668
8,954		First Financial Corp	320
172,999		First Horizon National Corp	2,711
13,482		First Interstate Bancsystem, Inc	374
26,538		First Merchants Corp	655
57,533		First Midwest Bancorp, Inc	1,091
11,498	*	First NBC Bank Holding Co	414
263,698		First Niagara Financial Group, Inc	2,489
8,623		First of Long Island Corp	239
105,295		First Republic Bank	6,637
123,577		FirstMerit Corp	2,574
15,789	*	Flagstar Bancorp, Inc	292
23,200		Flushing Financial Corp	487
127,680		FNB Corp	1,828
10,372		Fox Chase Bancorp, Inc	176
3,888	*	Franklin Financial Network, Inc	89
130,713		Fulton Financial Corp	1,707
260

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
9,802		German American Bancorp, Inc	$289
56,600		Glacier Bancorp, Inc	1,665
7,809		Great Southern Bancorp, Inc	329
30,455		Great Western Bancorp, Inc	734
7,975	*	Green Bancorp, Inc	123
11,166		Guaranty Bancorp	184
31,047	*,e	Hampton Roads Bankshares, Inc	65
57,555		Hancock Holding Co	1,837
23,963		Hanmi Financial Corp	595
13,311		Heartland Financial USA, Inc	495
15,254		Heritage Commerce Corp	147
22,833		Heritage Financial Corp	408
6,942		Heritage Financial Group	210
14,409		Heritage Oaks Bancorp	113
55,915	*	Hilltop Holdings, Inc	1,347
997		Hingham Institution for Savings	115
42,029		Home Bancshares, Inc	1,537
15,022		HomeStreet, Inc	343
16,046	*	HomeTrust Bancshares, Inc	269
6,700		Horizon Bancorp	167
392,192		Hudson City Bancorp, Inc	3,875
11,015		Hudson Valley Holding Corp	311
597,336		Huntington Bancshares, Inc	6,756
28,157		IBERIABANK Corp	1,921
6,123	*	Impac Mortgage Holdings, Inc	117
19,246		Independent Bank Corp (MA)	902
17,558		Independent Bank Corp (MI)	238
6,960		Independent Bank Group, Inc	299
40,567		International Bancshares Corp	1,090
257,321		Investors Bancorp, Inc	3,165
2,744,993		JPMorgan Chase & Co	186,001
69,276	*	Kearny Financial Corp	773
627,474		Keycorp	9,425
29,243		Ladder Capital Corp	507
28,418		Lakeland Bancorp, Inc	338
12,420		Lakeland Financial Corp	539
35,043		LegacyTexas Financial Group, Inc	1,058
4,100	*	LendingTree, Inc	322
98,398		M&T Bank Corp	12,293
15,363		MainSource Financial Group, Inc	337
55,577		MB Financial, Inc	1,914
12,428		Mercantile Bank Corp	266
3,784		Merchants Bancshares, Inc	125
41,025	*	Meridian Bancorp, Inc	550
5,273		Meta Financial Group, Inc	226
252,589	*,e	MGIC Investment Corp	2,874
5,257		MidWestOne Financial Group, Inc	173
27,253		National Bank Holdings Corp	568
5,351	e	National Bankshares, Inc	157
4,350	*	National Commerce Corp	112
100,779		National Penn Bancshares, Inc	1,137
28,655	*,e	Nationstar Mortgage Holdings, Inc	481
261

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
32,725		NBT Bancorp, Inc	$856
328,676	e	New York Community Bancorp, Inc	6,041
26,583		NewBridge Bancorp	237
38,864	*	NMI Holdings, Inc	312
36,323		Northfield Bancorp, Inc	547
69,442		Northwest Bancshares, Inc	890
10,808		OceanFirst Financial Corp	202
80,446	*,e	Ocwen Financial Corp	821
33,903	e	OFG Bancorp	362
86,033		Old National Bancorp	1,244
21,667	*	Old Second Bancorp, Inc	143
7,479		Opus Bank	271
32,883		Oritani Financial Corp	528
14,467		Pacific Continental Corp	196
15,408	*	Pacific Premier Bancorp, Inc	261
75,475		PacWest Bancorp	3,529
2,932		Palmetto Bancshares, Inc	58
9,690	e	Park National Corp	847
33,018		Park Sterling Bank	238
11,582		Peapack Gladstone Financial Corp	257
2,964		Penns Woods Bancorp, Inc	131
9,969		Pennsylvania Commerce Bancorp, Inc	261
9,540	*	PennyMac Financial Services, Inc	173
13,423		Peoples Bancorp, Inc	313
5,712	e	Peoples Financial Services Corp	226
229,288		People’s United Financial, Inc	3,717
26,946		Pinnacle Financial Partners, Inc	1,465
383,024		PNC Financial Services Group, Inc	36,636
77,233	*	Popular, Inc	2,229
8,859		Preferred Bank	266
58,098		PrivateBancorp, Inc	2,313
51,867		Prosperity Bancshares, Inc	2,995
45,191		Provident Financial Services, Inc	858
8,729		QCR Holdings, Inc	190
141,913	e	Radian Group, Inc	2,662
992,067		Regions Financial Corp	10,278
23,438	e	Renasant Corp	764
6,104		Republic Bancorp, Inc (Class A)	157
25,676		S&T Bancorp, Inc	760
18,232		Sandy Spring Bancorp, Inc	510
17,078	*	Seacoast Banking Corp of Florida	270
16,424		ServisFirst Bancshares, Inc	617
8,919		Sierra Bancorp	154
37,479	*	Signature Bank	5,487
22,158		Simmons First National Corp (Class A)	1,034
18,098		South State Corp	1,375
16,521	e	Southside Bancshares, Inc	483
14,769		Southwest Bancorp, Inc	275
12,357	*	Square Financial, Inc	338
26,403		State Bank & Trust Co	573
67,412		Sterling Bancorp/DE	991
10,870		Stock Yards Bancorp, Inc	411
262

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
7,609		Stonegate Bank	$226
10,313	*,e	Stonegate Mortgage Corp	104
8,903		Suffolk Bancorp	228
5,838	*	Sun Bancorp, Inc	112
381,769		SunTrust Banks, Inc	16,424
135,003		Susquehanna Bancshares, Inc	1,906
37,982	*	SVB Financial Group	5,469
99,224		Synovus Financial Corp	3,058
40,611		Talmer Bancorp Inc	680
125,733		TCF Financial Corp	2,088
8,286		Territorial Bancorp, Inc	201
33,717	*	Texas Capital Bancshares, Inc	2,099
52,879		TFS Financial Corp	889
26,827	*	The Bancorp, Inc	249
11,138		Tompkins Trustco, Inc	598
36,382	e	TowneBank	593
16,948		Trico Bancshares	408
16,178	*	Tristate Capital Holdings, Inc	209
10,668	*	Triumph Bancorp, Inc	140
71,043		Trustco Bank Corp NY	499
49,168		Trustmark Corp	1,228
29,256		UMB Financial Corp	1,668
161,706		Umpqua Holdings Corp	2,909
33,847		Union Bankshares Corp	787
52,160	e	United Bankshares, Inc	2,098
38,132		United Community Banks, Inc	796
30,361		United Community Financial Corp	162
36,948		United Financial Bancorp, Inc (New)	497
14,493		Univest Corp of Pennsylvania	295
1,239,132		US Bancorp	53,778
172,796	e	Valley National Bancorp	1,782
19,235	*	Walker & Dunlop, Inc	514
70,029		Washington Federal, Inc	1,635
10,818		Washington Trust Bancorp, Inc	427
22,962		Waterstone Financial, Inc	303
67,195		Webster Financial Corp	2,658
3,445,961		Wells Fargo & Co	193,801
28,222		WesBanco, Inc	960
11,970		West Bancorporation, Inc	237
18,981	e	Westamerica Bancorporation	961
56,653	*	Western Alliance Bancorp	1,913
52,747		Wilshire Bancorp, Inc	666
35,315		Wintrust Financial Corp	1,885
20,553		WSFS Financial Corp	562
18,616	*	Yadkin Financial Corp	390
149,549		Zions Bancorporation	4,746
		TOTAL BANKS	1,057,683

CAPITAL GOODS - 7.6%
469,229		3M Co	72,402
54,949		A.O. Smith Corp	3,955
29,877		Aaon, Inc	673
263

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
26,739		AAR Corp	$852
32,350	*	Accuride Corp	125
43,959		Actuant Corp (Class A)	1,015
32,117		Acuity Brands, Inc	5,780
24,758		Advanced Drainage Systems, Inc	726
110,795	*,e	Aecom Technology Corp	3,665
28,439	*	Aegion Corp	539
46,010	*,e	Aerojet Rocketdyne Holdings, Inc	948
14,335	*	Aerovironment, Inc	374
56,061	e	AGCO Corp	3,183
75,690		Air Lease Corp	2,566
46,365		Aircastle Ltd	1,051
6,904		Alamo Group, Inc	377
21,082		Albany International Corp (Class A)	839
71,508		Allegion plc	4,300
4,493		Allied Motion Technologies, Inc	101
133,019		Allison Transmission Holdings, Inc	3,892
20,492		Altra Holdings, Inc	557
13,776	*	Ameresco, Inc	105
7,032	e	American Railcar Industries, Inc	342
5,344		American Science & Engineering, Inc	234
9,387	*	American Woodmark Corp	515
177,267		Ametek, Inc	9,711
21,529		Apogee Enterprises, Inc	1,133
29,542		Applied Industrial Technologies, Inc	1,171
9,512		Argan, Inc	384
28,807	*	Armstrong World Industries, Inc	1,535
73,992	*	ArvinMeritor, Inc	971
14,102		Astec Industries, Inc	590
14,118	*	Astronics Corp	1,001
19,364		AZZ, Inc	1,003
80,147		Babcock & Wilcox Co	2,629
39,660		Barnes Group, Inc	1,546
78,609		BE Aerospace, Inc	4,316
37,178	*	Beacon Roofing Supply, Inc	1,235
35,059	*	Blount International, Inc	383
3,967	*	Blue Bird Corp	52
511,444		Boeing Co	70,948
35,415		Briggs & Stratton Corp	682
33,815	*	Builders FirstSource, Inc	434
13,167	*	CAI International, Inc	271
48,194		Carlisle Cos, Inc	4,825
446,458		Caterpillar, Inc	37,869
22,344	*	Chart Industries, Inc	799
72,371	e	Chicago Bridge & Iron Co NV	3,621
12,832		CIRCOR International, Inc	700
36,993		Clarcor, Inc	2,302
73,519	*,e	Colfax Corp	3,393
14,727		Columbus McKinnon Corp	368
29,078		Comfort Systems USA, Inc	667
18,507	*	Commercial Vehicle Group, Inc	133
23,295	*	Continental Building Products Inc	494
264

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
35,538		Crane Co	$2,087
16,079		Cubic Corp	765
134,102		Cummins, Inc	17,593
35,284		Curtiss-Wright Corp	2,556
457,111		Danaher Corp	39,124
246,887	e	Deere & Co	23,960
53,820	*	DigitalGlobe, Inc	1,496
101,234		Donaldson Co, Inc	3,624
16,771		Douglas Dynamics, Inc	360
118,749		Dover Corp	8,334
8,048	*	Ducommun, Inc	207
9,738	*	DXP Enterprises, Inc	453
25,816	*	Dycom Industries, Inc	1,519
345,619		Eaton Corp	23,326
46,269		EMCOR Group, Inc	2,210
494,216		Emerson Electric Co	27,394
15,305		Encore Wire Corp	678
32,847		EnerSys	2,309
12,394		Engility Holdings, Inc	312
19,664	*,e	Enphase Energy, Inc	150
17,204		EnPro Industries, Inc	984
20,012		ESCO Technologies, Inc	749
23,350	*	Esterline Technologies Corp	2,226
217,423	e	Fastenal Co	9,171
46,509		Federal Signal Corp	693
99,301		Flowserve Corp	5,229
108,333		Fluor Corp	5,743
118,030		Fortune Brands Home & Security, Inc	5,408
35,044		Franklin Electric Co, Inc	1,133
9,868		Freightcar America, Inc	206
169,616	*,e	FuelCell Energy, Inc	166
25,764	*	Furmanite Corp	209
32,486		GATX Corp	1,727
52,047	*,e	Generac Holdings, Inc	2,069
37,226		General Cable Corp	734
215,613		General Dynamics Corp	30,550
7,452,988		General Electric Co	198,026
22,869	*	Gibraltar Industries, Inc	466
16,574		Global Brass & Copper Holdings, Inc	282
14,132		Gorman-Rupp Co	397
43,418		Graco, Inc	3,084
93,933	*	GrafTech International Ltd	466
7,763		Graham Corp	159
29,395		Granite Construction, Inc	1,044
44,924	*	Great Lakes Dredge & Dock Corp	268
19,838	e	Greenbrier Cos, Inc	929
26,499		Griffon Corp	422
23,777		H&E Equipment Services, Inc	475
59,172		Harsco Corp	976
13,954	*	HC2 Holdings, Inc	125
126,159	*	HD Supply Holdings, Inc	4,438
14,478	e	HEICO Corp	844
265

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
29,540	*	HEICO Corp (Class A)	$1,500
71,415		Hexcel Corp	3,552
45,722		Hillenbrand, Inc	1,404
578,244		Honeywell International, Inc	58,964
42,521		Hubbell, Inc (Class B)	4,604
35,966		Huntington Ingalls	4,049
4,796		Hurco Cos, Inc	166
7,224		Hyster-Yale Materials Handling, Inc	500
56,742		IDEX Corp	4,459
221,299		Illinois Tool Works, Inc	20,313
195,772		Ingersoll-Rand plc	13,199
13,472		Insteel Industries, Inc	252
66,122		ITT Corp	2,767
93,057	*	Jacobs Engineering Group, Inc	3,780
21,706		John Bean Technologies Corp	816
71,908	e	Joy Global, Inc	2,603
8,084		Kadant, Inc	382
19,992		Kaman Corp	838
106,685		KBR, Inc	2,078
58,766		Kennametal, Inc	2,005
24,548	*,e	KEYW Holding Corp	229
38,579	*	KLX, Inc	1,702
35,813	*	Kratos Defense & Security Solutions, Inc	226
60,975		L-3 Communications Holdings, Inc	6,913
4,456	*	Lawson Products, Inc	105
7,262		LB Foster Co (Class A)	251
30,249		Lennox International, Inc	3,258
55,983		Lincoln Electric Holdings, Inc	3,409
8,999	e	Lindsay Manufacturing Co	791
200,429		Lockheed Martin Corp	37,260
12,960		LSI Industries, Inc	121
12,907	*	Lydall, Inc	382
100,071		Manitowoc Co, Inc	1,961
257,957		Masco Corp	6,880
22,281	*	Masonite International Corp	1,562
48,078	*	Mastec, Inc	955
42,429	*	Middleby Corp	4,762
7,280		Miller Industries, Inc	145
28,530	*	Moog, Inc (Class A)	2,017
75,826	*	MRC Global, Inc	1,171
34,779		MSC Industrial Direct Co (Class A)	2,427
42,636		Mueller Industries, Inc	1,480
118,277		Mueller Water Products, Inc (Class A)	1,076
15,457	*	MYR Group, Inc	479
3,938	e	National Presto Industries, Inc	316
38,145	*,e	Navistar International Corp	863
19,754	*	NCI Building Systems, Inc	298
7,962	*	Neff Corp	80
13,876		NN, Inc	354
45,081		Nordson Corp	3,511
6,979	*	Nortek, Inc	580
143,362		Northrop Grumman Corp	22,742
266

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
7,062	*	Northwest Pipe Co	$144
79,518	*,e	NOW, Inc	1,583
3,532	*	NV5 Holdings, Inc	86
2,354		Omega Flex, Inc	89
44,267		Orbital ATK, Inc	3,247
19,593	*	Orion Marine Group, Inc	141
57,963		Oshkosh Truck Corp	2,456
87,128		Owens Corning, Inc	3,594
263,140		Paccar, Inc	16,791
79,002		Pall Corp	9,832
102,593		Parker Hannifin Corp	11,935
9,372	*	Patrick Industries, Inc	357
132,996		Pentair plc	9,143
28,503	*	Perini Corp	615
36,380	*	Pgt, Inc	528
125,956	*,e	Plug Power, Inc	309
15,949	*	Ply Gem Holdings, Inc	188
33,167	*	Polypore International, Inc	1,986
7,077		Powell Industries, Inc	249
3,314	*,e	Power Solutions International, Inc	179
14,420	*	PowerSecure International, Inc	213
102,242		Precision Castparts Corp	20,435
1,801		Preformed Line Products Co	68
28,783		Primoris Services Corp	570
17,206	*,e	Proto Labs, Inc	1,161
25,291		Quanex Building Products Corp	542
151,070	*	Quanta Services, Inc	4,354
27,582		Raven Industries, Inc	561
225,762		Raytheon Co	21,601
17,664		RBC Bearings, Inc	1,268
33,217		Regal-Beloit Corp	2,411
74,035	*	Rexnord Corp	1,770
99,579		Rockwell Automation, Inc	12,412
97,885		Rockwell Collins, Inc	9,040
74,340		Roper Industries, Inc	12,821
26,334	*	Rush Enterprises, Inc (Class A)	690
31,268		Simpson Manufacturing Co, Inc	1,063
42,500		Snap-On, Inc	6,768
43,521	*,e	SolarCity Corp	2,331
7,959	*	Sparton Corp	217
104,846	*	Spirit Aerosystems Holdings, Inc (Class A)	5,778
30,406		SPX Corp	2,201
9,752		Standex International Corp	779
113,757		Stanley Works	11,972
10,746	*	Stock Building Supply Holdings, Inc	210
16,194		Sun Hydraulics Corp	617
24,710	e	TAL International Group, Inc	781
38,585	*,e	Taser International, Inc	1,285
26,449	*	Teledyne Technologies, Inc	2,791
13,262		Tennant Co	867
77,584		Terex Corp	1,804
15,040	e	Textainer Group Holdings Ltd	391
267

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
205,292		Textron, Inc	$9,162
7,401	*,e	The ExOne Company	82
24,419	*	Thermon Group Holdings	588
57,385		Timken Co	2,099
33,155	e	Titan International, Inc	356
11,613	*	Titan Machinery, Inc	171
41,052		Toro Co	2,783
39,495	*	TransDigm Group, Inc	8,873
24,081	*	Trex Co, Inc	1,190
34,233	*	Trimas Corp	1,013
114,441		Trinity Industries, Inc	3,025
36,497		Triumph Group, Inc	2,408
6,504		Twin Disc, Inc	121
71,789	*	United Rentals, Inc	6,290
658,454		United Technologies Corp	73,042
14,766		Universal Forest Products, Inc	768
67,415	*,e	USG Corp	1,873
17,479	e	Valmont Industries, Inc	2,078
7,860	*	Vectrus, Inc	195
6,270	*	Veritiv Corp	229
12,845	*,e	Vicor Corp	157
49,467	e	W.W. Grainger, Inc	11,706
52,045	*	Wabash National Corp	653
40,484	*	WABCO Holdings, Inc	5,009
19,517		Watsco, Inc	2,415
21,144		Watts Water Technologies, Inc (Class A)	1,096
32,974	*,e	WESCO International, Inc	2,263
71,607		Westinghouse Air Brake Technologies Corp	6,748
48,425		Woodward Governor Co	2,663
8,335	*	Xerium Technologies, Inc	152
134,207		Xylem, Inc	4,975
		TOTAL CAPITAL GOODS	1,286,081

COMMERCIAL & PROFESSIONAL SERVICES - 1.1%
41,289		ABM Industries, Inc	1,357
37,820	e	Acacia Research (Acacia Technologies)	332
81,816	*	ACCO Brands Corp	636
14,431		Administaff, Inc	735
126,681	e	ADT Corp	4,253
31,285	*	Advisory Board Co	1,710
16,280		American Ecology Corp	793
26,021	*	ARC Document Solutions, Inc	198
6,166		Barrett Business Services, Inc	224
35,197		Brady Corp (Class A)	871
35,828		Brink’s Co	1,054
29,675	*	Casella Waste Systems, Inc (Class A)	166
35,493	*	CBIZ, Inc	342
10,344		CDI Corp	134
25,057		CEB, Inc	2,181
16,272	e	Ceco Environmental Corp	184
70,619		Cintas Corp	5,974
71,226		Civeo Corp	219
268

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
43,305	*	Clean Harbors, Inc	$2,327
93,566	*	Copart, Inc	3,320
84,474		Covanta Holding Corp	1,790
7,013	*	CRA International, Inc	195
36,968		Deluxe Corp	2,292
26,621		Dun & Bradstreet Corp	3,248
20,052		Ennis, Inc	373
88,064		Equifax, Inc	8,550
28,344		Essendant, Inc	1,112
19,672		Exponent, Inc	881
9,375	*	Franklin Covey Co	190
30,776	*	FTI Consulting, Inc	1,269
15,088		G & K Services, Inc (Class A)	1,043
9,864	*	GP Strategies Corp	328
51,852	e	Healthcare Services Group	1,714
14,300		Heidrick & Struggles International, Inc	373
8,893	*	Heritage-Crystal Clean, Inc	131
43,782		Herman Miller, Inc	1,267
25,556	*	Hill International, Inc	134
33,809		HNI Corp	1,729
17,181	*	Huron Consulting Group, Inc	1,204
14,961	*	ICF International, Inc	522
114,792	*	ICO Global Communications Holdings Ltd	157
50,885	*	IHS, Inc (Class A)	6,545
27,969	*	Innerworkings, Inc	187
49,074		Interface, Inc	1,229
105,770		KAR Auction Services, Inc	3,956
20,372		Kelly Services, Inc (Class A)	313
18,302		Kforce, Inc	419
25,171		Kimball International, Inc (Class B)	306
35,963		Knoll, Inc	900
37,184		Korn/Ferry International	1,293
57,887		Manpower, Inc	5,174
24,984		Matthews International Corp (Class A)	1,328
19,108		McGrath RentCorp	581
13,300	*	Mistras Group, Inc	252
33,943		Mobile Mini, Inc	1,427
21,996		MSA Safety, Inc	1,067
8,734		Multi-Color Corp	558
36,256	*	Navigant Consulting, Inc	539
270,305		Nielsen Holdings NV	12,102
4,943		NL Industries, Inc	37
38,425	*	On Assignment, Inc	1,509
148,964		Pitney Bowes, Inc	3,100
19,971		Quad	370
153,250	e	R.R. Donnelley & Sons Co	2,671
179,552		Republic Services, Inc	7,033
28,792		Resources Connection, Inc	463
100,038		Robert Half International, Inc	5,552
70,333		Rollins, Inc	2,007
39,749	*	RPX Corp	672
12,140	*	SP Plus Corp	317
269

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
61,807		Steelcase, Inc (Class A)	$1,169
62,964	*	Stericycle, Inc	8,432
15,368	*	Team, Inc	619
44,478		Tetra Tech, Inc	1,140
51,220		Towers Watson & Co	6,443
12,065	*	TRC Cos, Inc	122
30,336	*	TriNet Group, Inc	769
30,958	*	TrueBlue, Inc	926
311,359		Tyco International plc	11,981
10,976		Unifirst Corp	1,228
125,086	*	Verisk Analytics, Inc	9,101
15,178		Viad Corp	411
7,372	*	Volt Information Sciences, Inc	72
2,793		VSE Corp	149
26,743	*	WageWorks, Inc	1,082
91,756		Waste Connections, Inc	4,324
338,661		Waste Management, Inc	15,697
38,638		West Corp	1,163
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	182,247

CONSUMER DURABLES & APPAREL - 1.7%

9,523		Arctic Cat, Inc	316
7,681		Bassett Furniture Industries, Inc	218
21,459	*,e	Beazer Homes USA, Inc	428
16,578	*	Black Diamond, Inc	153
68,196		Brunswick Corp	3,468
58,438		Callaway Golf Co	522
39,090		Carter’s, Inc	4,155
6,619	*	Cavco Industries, Inc	499
11,363	*	Century Communities, Inc	229
6,001	*	Cherokee, Inc	169
204,773		Coach, Inc	7,087
21,226		Columbia Sportswear Co	1,283
56,978	*	CROCS, Inc	838
6,879		CSS Industries, Inc	208
6,895		Culp, Inc	214
26,041	*	Deckers Outdoor Corp	1,874
241,753		DR Horton, Inc	6,614
7,865		Escalade, Inc	145
18,783	e	Ethan Allen Interiors, Inc	495
3,991		Flexsteel Industries, Inc	172
31,215	*	Fossil Group, Inc	2,165
87,591	e	Garmin Ltd	3,848
29,399	*	G-III Apparel Group Ltd	2,068
65,952	*,e	GoPro, Inc	3,477
9,827	*	Green Brick Partners, Inc	108
297,224		Hanesbrands, Inc	9,904
52,481		Harman International Industries, Inc	6,242
82,316		Hasbro, Inc	6,156
21,160	*	Helen of Troy Ltd	2,063
7,913		Hooker Furniture Corp	199
93,175	*,e	Hovnanian Enterprises, Inc (Class A)	248
270

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
34,721	*	Iconix Brand Group, Inc	$867
14,775	*	Installed Building Products Inc	362
21,039	*,e	iRobot Corp	671
13,358	*,e	Jakks Pacific, Inc	132
142,432	*	Jarden Corp	7,371
3,583		Johnson Outdoors, Inc	84
94,263	*	Kate Spade & Co	2,030
60,650	e	KB Home	1,007
37,580		La-Z-Boy, Inc	990
101,979		Leggett & Platt, Inc	4,964
7,350	*	Lennar Corp (B Shares)	317
128,503		Lennar Corp (Class A)	6,559
10,716	*,e	LGI Homes, Inc	212
16,013		Libbey, Inc	662
7,210		Lifetime Brands, Inc	107
82,394	*	Lululemon Athletica, Inc	5,380
16,714	*,e	M/I Homes, Inc	412
13,092	*	Malibu Boats Inc	263
8,407	e	Marine Products Corp	52
250,569		Mattel, Inc	6,437
29,150	e	MDC Holdings, Inc	874
28,574	*	Meritage Homes Corp	1,346
146,850	*	Michael Kors Holdings Ltd	6,181
45,442	*	Mohawk Industries, Inc	8,675
12,667		Movado Group, Inc	344
3,180		Nacco Industries, Inc (Class A)	193
22,756	*	Nautilus, Inc	490
6,504	*	New Home Co Inc	112
198,550		Newell Rubbermaid, Inc	8,162
501,679		Nike, Inc (Class B)	54,191
3,033	*	NVR, Inc	4,064
10,973		Oxford Industries, Inc	960
32,977	*	Performance Sports Group Ltd	594
8,860	*	Perry Ellis International, Inc	211
61,198		Phillips-Van Heusen Corp	7,050
48,899		Polaris Industries, Inc	7,242
32,650		Pool Corp	2,291
270,599		Pulte Homes, Inc	5,453
44,148		Ralph Lauren Corp	5,843
35,106		Ryland Group, Inc	1,628
18,497	*,e	Sequential Brands Group, Inc	283
30,224	*	Skechers U.S.A., Inc (Class A)	3,318
12,508	*	Skullcandy, Inc	96
39,523	*,e	Smith & Wesson Holding Corp	656
110,180	*	Standard-Pacific Corp	982
41,788	*	Steven Madden Ltd	1,788
13,899	e	Sturm Ruger & Co, Inc	799
5,163		Superior Uniform Group, Inc	85
24,241	*	Taylor Morrison Home Corp	494
45,528	*	Tempur-Pedic International, Inc	3,000
129,747	*	Toll Brothers, Inc	4,955
118,469	*	TRI Pointe Homes, Inc	1,813
271

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
41,746	*	Tumi Holdings, Inc	$857
36,963	e	Tupperware Corp	2,386
131,968	*	Under Armour, Inc (Class A)	11,011
10,905	*	Unifi, Inc	365
11,370	*	Universal Electronics, Inc	567
16,444	*,e	Vera Bradley, Inc	185
250,119		VF Corp	17,443
9,200	*,e	Vince Holding Corp	110
47,182	*	Vista Outdoor, Inc	2,118
11,248	*	WCI Communities, Inc	274
5,214		Weyco Group, Inc	156
58,219		Whirlpool Corp	10,075
13,294	*	William Lyon Homes, Inc	341
76,448		Wolverine World Wide, Inc	2,177
21,026	*	Zagg, Inc	167
		TOTAL CONSUMER DURABLES & APPAREL	286,849

CONSUMER SERVICES - 2.2%
17,607	*	2U, Inc	567
13,862	*	American Public Education, Inc	357
69,950	*	Apollo Group, Inc (Class A)	901
142,754		ARAMARK Holdings Corp	4,421
10,215	*	Ascent Media Corp (Series A)	437
71,477	*	Belmond Ltd.	893
15,788	*	BJ’s Restaurants, Inc	765
90,837		Bloomin’ Brands, Inc	1,939
17,542		Bob Evans Farms, Inc	896
6,185	*	Bojangles’, Inc	148
58,143	*	Boyd Gaming Corp	869
12,909	*	Bravo Brio Restaurant Group, Inc	175
13,548	*	Bridgepoint Education, Inc	130
27,545	*	Bright Horizons Family Solutions	1,592
45,353		Brinker International, Inc	2,615
14,166	*	Buffalo Wild Wings, Inc	2,220
34,686	*,e	Caesars Acquisition Co	239
38,423	*,e	Caesars Entertainment Corp	235
8,227	*	Cambium Learning Group, Inc	35
8,937		Capella Education Co	480
46,334	*	Career Education Corp	153
314,087		Carnival Corp	15,513
12,748	e	Carriage Services, Inc	304
27,792	*	Carrols Restaurant Group, Inc	289
36,458		Cheesecake Factory	1,988
54,819	*,e	Chegg, Inc	430
22,845	*	Chipotle Mexican Grill, Inc (Class A)	13,821
26,423		Choice Hotels International, Inc	1,433
10,291		Churchill Downs, Inc	1,287
12,474	*,e	Chuy’s Holdings, Inc	334
31,382		ClubCorp Holdings, Inc	749
5,623		Collectors Universe	112
14,150	e	Cracker Barrel Old Country Store, Inc	2,111
93,005		Darden Restaurants, Inc	6,611
272

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
16,794	*	Dave & Buster’s Entertainment, Inc	$606
17,725	*	Del Frisco’s Restaurant Group, Inc	330
61,863	*	Denny’s Corp	718
48,007		DeVry, Inc	1,439
30,972	*	Diamond Resorts International, Inc	977
12,442		DineEquity, Inc	1,233
40,835		Domino’s Pizza, Inc	4,631
71,089	e	Dunkin Brands Group, Inc	3,910
10,058	*,e	El Pollo Loco Holdings, Inc	208
20,875	*	Eldorado Resorts, Inc	163
11,217	*,e	Empire Resorts, Inc	57
44,382		Extended Stay America, Inc	833
20,469	*	Fiesta Restaurant Group, Inc	1,023
2,614		Graham Holdings Co	2,810
34,464	*	Grand Canyon Education, Inc	1,461
204,247		H&R Block, Inc	6,056
8,405	*	Habit Restaurants, Inc	263
384,225	*	Hilton Worldwide Holdings, Inc	10,585
101,128	*	Houghton Mifflin Harcourt Co	2,548
25,504	*	Hyatt Hotels Corp	1,446
68,009	*	International Game Technology plc	1,208
20,955		International Speedway Corp (Class A)	768
29,107		Interval Leisure Group, Inc	665
13,700	*	Intrawest Resorts Holdings Inc	159
15,534	*	Isle of Capri Casinos, Inc	282
27,934		Jack in the Box, Inc	2,463
11,200	*,e	Jamba, Inc	173
26,055	*	K12, Inc	330
6,015	*	Kona Grill, Inc	117
48,331	*	Krispy Kreme Doughnuts, Inc	931
69,470	*	La Quinta Holdings, Inc	1,587
270,501		Las Vegas Sands Corp	14,220
3,365	e	Liberty Tax, Inc	83
68,430	*,e	LifeLock, Inc	1,122
14,891		Marcus Corp	286
155,789		Marriott International, Inc (Class A)	11,589
19,332		Marriott Vacations Worldwide Corp	1,774
708,960		McDonald’s Corp	67,401
329,404	*	MGM Resorts International	6,012
7,140	*	Monarch Casino & Resort, Inc	147
23,956	*	Morgans Hotel Group Co	161
8,091	*	Noodles & Co	118
97,296	*	Norwegian Cruise Line Holdings Ltd	5,452
18,711	*	Panera Bread Co (Class A)	3,270
21,662		Papa John’s International, Inc	1,638
6,692	*	Papa Murphy’s Holdings, Inc	139
60,160	*,e	Penn National Gaming, Inc	1,104
43,980	*	Pinnacle Entertainment, Inc	1,640
17,192	*	Popeyes Louisiana Kitchen, Inc	1,031
16,455	*,e	Potbelly Corp	202
10,662	*	Red Robin Gourmet Burgers, Inc	915
30,479	*	Regis Corp	480
273

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
127,003		Royal Caribbean Cruises Ltd	$9,994
46,223	*	Ruby Tuesday, Inc	290
26,831		Ruth’s Chris Steak House, Inc	432
37,197	*,e	Scientific Games Corp (Class A)	578
51,334	e	SeaWorld Entertainment, Inc	947
149,654		Service Corp International	4,404
75,591	*	ServiceMaster Global Holdings, Inc	2,734
4,371	*	Shake Shack, Inc	263
53,284		Six Flags Entertainment Corp	2,390
38,968		Sonic Corp	1,122
46,276	e	Sotheby’s (Class A)	2,094
9,984		Speedway Motorsports, Inc	226
1,109,740		Starbucks Corp	59,499
127,142		Starwood Hotels & Resorts Worldwide, Inc	10,310
1,230	*	Steak N Shake Co	509
10,261	*	Steiner Leisure Ltd	552
7,659	*	Strayer Education, Inc	330
50,852		Texas Roadhouse, Inc (Class A)	1,903
15,190		Universal Technical Institute, Inc	131
27,082		Vail Resorts, Inc	2,957
20,024	*,e	Weight Watchers International, Inc	97
200,961	e	Wendy’s	2,267
88,866		Wyndham Worldwide Corp	7,279
60,223	e	Wynn Resorts Ltd	5,942
319,922		Yum! Brands, Inc	28,819
14,098	*,e	Zoe’s Kitchen, Inc	577
		TOTAL CONSUMER SERVICES	380,459

DIVERSIFIED FINANCIALS - 4.0%
40,483	*	Affiliated Managers Group, Inc	8,850
355,309	*	Ally Financial, Inc	7,970
639,291		American Express Co	49,686
134,150		Ameriprise Financial, Inc	16,759
16,506	e	Arlington Asset Investment Corp (Class A)	323
26,422		Artisan Partners Asset Management, Inc	1,228
608	*	Ashford, Inc	53
829,364		Bank of New York Mellon Corp	34,808
131,560		BGC Partners, Inc (Class A)	1,151
92,793		BlackRock, Inc	32,105
16,951		Calamos Asset Management, Inc (Class A)	208
404,149		Capital One Financial Corp	35,553
20,380		Cash America International, Inc	534
62,482		CBOE Holdings, Inc	3,575
846,448		Charles Schwab Corp	27,637
7,179	e	CIFC Corp	57
237,188		CME Group, Inc	22,073
14,207	e	Cohen & Steers, Inc	484
82,972	*	Cowen Group, Inc	531
6,269	*	Credit Acceptance Corp	1,543
2,179		Diamond Hill Investment Group, Inc	435
327,445		Discover Financial Services	18,867
214,458	*	E*Trade Financial Corp	6,423
274

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
88,158		Eaton Vance Corp	$3,450
19,334	*,e	Encore Capital Group, Inc	826
18,647	*	Enova International, Inc	348
25,641		Evercore Partners, Inc (Class A)	1,384
38,445	*	Ezcorp, Inc (Class A)	286
69,691		Federated Investors, Inc (Class B)	2,334
5,405	e	Fifth Street Asset Management, Inc	56
39,058	e	Financial Engines, Inc	1,659
21,634	*	First Cash Financial Services, Inc	986
59,776	*	FNFV Group	919
286,726		Franklin Resources, Inc	14,058
23,847		Gain Capital Holdings, Inc	228
4,901		GAMCO Investors, Inc (Class A)	337
319,534		Goldman Sachs Group, Inc	66,716
34,042	*	Green Dot Corp	651
22,433		Greenhill & Co, Inc	927
27,971		HFF, Inc (Class A)	1,167
42,390		Interactive Brokers Group, Inc (Class A)	1,762
82,332		IntercontinentalExchange Group, Inc	18,410
11,369	*	INTL FCStone, Inc	378
318,549		Invesco Ltd	11,942
25,877		Investment Technology Group, Inc	642
44,323	e	iShares Russell 2000 Index Fund	5,534
109,114		Janus Capital Group, Inc	1,868
9,015	*,e	JG Wentworth Co	83
32,261	*	KCG Holdings, Inc	398
73,441	*,e	Ladenburg Thalmann Financial Services, Inc	257
92,967		Lazard Ltd (Class A)	5,228
72,511		Legg Mason, Inc	3,736
242,948		Leucadia National Corp	5,899
61,562	e	LPL Financial Holdings, Inc	2,862
27,836		MarketAxess Holdings, Inc	2,582
6,533		Marlin Business Services Corp	110
202,506		McGraw-Hill Financial, Inc	20,342
5,352	e	Medley Management, Inc	63
12,795		Moelis & Co	367
131,247		Moody’s Corp	14,169
1,132,965		Morgan Stanley	43,948
83,164		MSCI, Inc (Class A)	5,119
83,860		NASDAQ OMX Group, Inc	4,093
287,660		Navient Corp	5,238
17,407		Nelnet, Inc (Class A)	754
18,457	*	NewStar Financial, Inc	203
172,816		Northern Trust Corp	13,214
143,463		NorthStar Asset Management Group, Inc	2,653
19,473		OM Asset Management plc	346
8,132	*	On Deck Capital, Inc	94
7,363		Oppenheimer Holdings, Inc	194
36,552	*	PHH Corp	951
17,372	*	Pico Holdings, Inc	256
12,046	*	Piper Jaffray Cos	526
35,958	*,e	PRA Group, Inc	2,241
275

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
9,591		Pzena Investment Management, Inc (Class A)	$106
94,509		Raymond James Financial, Inc	5,631
8,577	*	Regional Management Corp	153
9,098		Resource America, Inc (Class A)	77
16,951	*	Safeguard Scientifics, Inc	330
66,420		Santander Consumer USA Holdings, Inc	1,698
103,149		SEI Investments Co	5,057
317,527		SLM Corp	3,134
19,653	e	SPDR S&P MidCap 400 ETF Trust	5,369
218,494	e	SPDR Trust Series 1	44,977
38,494	*	Springleaf Holdings, Inc	1,767
304,529		State Street Corp	23,449
49,761	*	Stifel Financial Corp	2,873
93,804	*	Synchrony Financial	3,089
193,908		T Rowe Price Group, Inc	15,072
196,566		TD Ameritrade Holding Corp	7,238
22,143	e	Tiptree Financial, Inc	161
13,262	*	Virtu Financial, Inc	311
5,194		Virtus Investment Partners, Inc	687
168,335		Voya Financial, Inc	7,823
62,904		Waddell & Reed Financial, Inc (Class A)	2,976
28,439	*,e	Walter Investment Management Corp	650
5,409		Westwood Holdings Group, Inc	322
84,317	e	WisdomTree Investments, Inc	1,852
5,697	*,e	World Acceptance Corp	350
		TOTAL DIVERSIFIED FINANCIALS	678,799

ENERGY - 7.2%
70,225	*	Abraxas Petroleum Corp	207
1,730		Adams Resources & Energy, Inc	77
23,232		Alon USA Energy, Inc	439
375,701		Anadarko Petroleum Corp	29,327
51,630	*,e	Antero Resources Corp	1,773
278,995		Apache Corp	16,078
30,066	*,e	Approach Resources, Inc	206
14,064		Ardmore Shipping Corp	170
47,265	e	Atwood Oceanics, Inc	1,250
321,443		Baker Hughes, Inc	19,833
30,478	*,e	Basic Energy Services, Inc	230
36,170	*,e	Bill Barrett Corp	311
36,356	*	Bonanza Creek Energy, Inc	664
26,221		Bristow Group, Inc	1,398
41,604	*	C&J Energy Services Ltd	549
306,169		Cabot Oil & Gas Corp	9,657
235,429		California Resources Corp	1,422
48,954	*	Callon Petroleum Co	407
141,683	*	Cameron International Corp	7,420
15,028	e	CARBO Ceramics, Inc	626
37,895	*	Carrizo Oil & Gas, Inc	1,866
174,970	*	Cheniere Energy, Inc	12,118
433,124	e	Chesapeake Energy Corp	4,838
1,390,986		Chevron Corp	134,188
276

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
69,929		Cimarex Energy Co	$7,714
4,602	*,e	Clayton Williams Energy, Inc	303
54,226	*,e	Clean Energy Fuels Corp	305
46,507	*,e	Cloud Peak Energy, Inc	217
270,770	*	Cobalt International Energy, Inc	2,629
88,791	*	Concho Resources, Inc	10,110
912,242		ConocoPhillips	56,021
169,243	e	Consol Energy, Inc	3,679
12,994	*	Contango Oil & Gas Co	159
63,433	*,e	Continental Resources, Inc	2,689
11,149	e	CVR Energy, Inc	420
42,034		Delek US Holdings, Inc	1,548
266,127	e	Denbury Resources, Inc	1,693
304,096		Devon Energy Corp	18,091
66,927		DHT Holdings, Inc	520
47,743	e	Diamond Offshore Drilling, Inc	1,232
46,462	*	Diamondback Energy, Inc	3,502
17,982	*	Dorian LPG Ltd	300
56,928	*	Dresser-Rand Group, Inc	4,849
28,933	*	Dril-Quip, Inc	2,177
36,656	*,e	Eclipse Resources Corp	193
54,290		Energen Corp	3,708
31,459	*	Energy Fuels, Inc	140
172,866		Ensco plc	3,850
406,049		EOG Resources, Inc	35,550
25,000	*,e	EP Energy Corp	318
112,945		EQT Corp	9,187
14,364	*	Era Group, Inc	294
9,927	*	Erin Energy Corp	39
17,517		Evolution Petroleum Corp	115
130,558	e	EXCO Resources, Inc	154
51,391		Exterran Holdings, Inc	1,678
3,092,729		Exxon Mobil Corp	257,315
171,060	*	FMC Technologies, Inc	7,097
46,513	*,e	FMSA Holdings, Inc	381
43,546	*	Forum Energy Technologies, Inc	883
26,300		Frank’s International NV	495
80,982	*,e	Frontline Ltd	198
32,033		GasLog Ltd	639
58,105	*	Gastar Exploration, Inc	180
9,836	*,e	Geospace Technologies Corp	227
66,097	e	Golar LNG Ltd	3,093
26,945		Green Plains Renewable Energy, Inc	742
20,444	e	Gulfmark Offshore, Inc	237
71,494	*	Gulfport Energy Corp	2,878
270,090	*,e	Halcon Resources Corp	313
7,892	e	Hallador Petroleum Co	66
629,237		Halliburton Co	27,101
77,857	*	Helix Energy Solutions Group, Inc	983
71,374		Helmerich & Payne, Inc	5,026
186,517		Hess Corp	12,474
144,439		HollyFrontier Corp	6,166
277

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
23,429	*,e	Hornbeck Offshore Services, Inc	$481
12,002	*	Independence Contract Drilling, Inc	106
100,154	*	ION Geophysical Corp	107
823	*	Isramco, Inc	114
19,153	*,e	Jones Energy, Inc (Class A)	173
99,683	*	Key Energy Services, Inc	179
1,320,884		Kinder Morgan, Inc	50,709
115,749	*	Kosmos Energy LLC	976
90,832	*,e	Laredo Petroleum Holdings, Inc	1,143
152,810	*,e	Magnum Hunter Resources Corp	286
499,473		Marathon Oil Corp	13,256
401,716		Marathon Petroleum Corp	21,014
55,403	*	Matador Resources Co	1,385
19,934	*	Matrix Service Co	364
180,710	*,e	McDermott International, Inc	965
61,264	*	Memorial Resource Development Corp	1,162
131,616		Murphy Oil Corp	5,471
243,840		Nabors Industries Ltd	3,519
286,970		National Oilwell Varco, Inc	13,855
9,713	*	Natural Gas Services Group, Inc	222
61,477		Navios Maritime Acq Corp	221
120,207	*	Newfield Exploration Co	4,342
63,344	*	Newpark Resources, Inc	515
176,953		Noble Corp plc	2,723
286,940		Noble Energy, Inc	12,247
13,964	e	Nordic American Offshore Ltd	114
68,002	e	Nordic American Tanker Shipping	968
54,400	e	North Atlantic Drilling Ltd	65
48,403	*,e	Northern Oil And Gas, Inc	328
102,607	*,e	Oasis Petroleum, Inc	1,626
568,080		Occidental Petroleum Corp	44,180
73,330		Oceaneering International, Inc	3,416
38,178	*	Oil States International, Inc	1,421
155,126		Oneok, Inc	6,124
15,683	*,e	Pacific Ethanol, Inc	162
10,734		Panhandle Oil and Gas, Inc (Class A)	222
12,018	*	Par Petroleum Corp	225
96,030	*	Parker Drilling Co	319
61,450	*	Parsley Energy, Inc	1,070
109,613		Patterson-UTI Energy, Inc	2,062
63,909		PBF Energy, Inc	1,816
29,537	*	PDC Energy, Inc	1,584
207,042	e	Peabody Energy Corp	453
50,170	*,e	Penn Virginia Corp	220
9,723	*	PHI, Inc	292
400,708		Phillips 66	32,281
42,944	*	Pioneer Energy Services Corp	272
110,406		Pioneer Natural Resources Co	15,312
130,757		Questar Market Resources, Inc	2,420
124,748		Range Resources Corp	6,160
32,964	*	Renewable Energy Group, Inc	381
36,039	*,e	Rex Energy Corp	201
278

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
5,384	*	Rex Stores Corp	$343
53,668	*,e	Rice Energy, Inc	1,118
9,601	*	RigNet, Inc	294
14,462	*	Ring Energy, Inc	162
55,812	*	Rosetta Resources, Inc	1,291
93,726		Rowan Cos plc	1,979
42,512	e	RPC, Inc	588
40,173	*	RSP Permian, Inc	1,129
39,750	*,e	Sanchez Energy Corp	390
323,004	*,e	SandRidge Energy, Inc	283
939,105		Schlumberger Ltd	80,942
129,737		Scorpio Tankers, Inc	1,309
13,606	*	SEACOR Holdings, Inc	965
273,827	e	Seadrill Ltd	2,831
32,387		SemGroup Corp	2,574
40,807	*	Seventy Seven Energy, Inc	175
45,041	e	Ship Finance International Ltd	735
284,727	*	Southwestern Energy Co	6,472
499,265		Spectra Energy Corp	16,276
49,819		St. Mary Land & Exploration Co	2,298
42,383	*	Stone Energy Corp	534
111,107		Superior Energy Services	2,338
76,439	*	Synergy Resources Corp	874
41,398		Targa Resources Investments, Inc	3,694
34,489		Teekay Corp	1,477
62,294	e	Teekay Tankers Ltd (Class A)	412
26,063	e	Tesco Corp	284
93,353		Tesoro Corp	7,880
61,337	*	Tetra Technologies, Inc	391
34,989	e	Tidewater, Inc	795
17,866	*,e	TransAtlantic Petroleum Ltd	91
35,997	*,e	Triangle Petroleum Corp	181
113,588	*,e	Ultra Petroleum Corp	1,422
36,980	*	Unit Corp	1,003
65,643	*	Uranium Energy Corp	104
40,307	e	US Silica Holdings Inc	1,183
376,655		Valero Energy Corp	23,579
26,733	e	W&T Offshore, Inc	146
573,568	*	Weatherford International Ltd	7,038
52,354		Western Refining, Inc	2,284
13,045	*	Westmoreland Coal Co	271
150,984	*	Whiting Petroleum Corp	5,073
553,984		Williams Cos, Inc	31,793
54,384		World Fuel Services Corp	2,608
151,612	*	WPX Energy, Inc	1,862
		TOTAL ENERGY	1,223,632

FOOD & STAPLES RETAILING - 2.0%
21,366		Andersons, Inc	833
28,759		Casey’s General Stores, Inc	2,753
14,374	*,e	Chefs’ Warehouse Holdings, Inc	305
325,488		Costco Wholesale Corp	43,960
279

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
834,677		CVS Corp	$87,541
26,827	*	Diplomat Pharmacy, Inc	1,201
11,866	*,e	Fairway Group Holdings Corp	42
31,233	*,e	Fresh Market, Inc	1,004
9,316		Ingles Markets, Inc (Class A)	445
362,618		Kroger Co	26,293
6,410	*,e	Natural Grocers by Vitamin C	158
14,319	e	Pricesmart, Inc	1,306
731,408	*	Rite Aid Corp	6,107
17,661	*	Smart & Final Stores, Inc	316
28,394		Spartan Stores, Inc	924
112,416	*	Sprouts Farmers Market, Inc	3,033
191,905	*	Supervalu, Inc	1,553
438,691		Sysco Corp	15,837
36,929	*	United Natural Foods, Inc	2,352
4,843		Village Super Market (Class A)	154
635,883		Walgreens Boots Alliance, Inc	53,694
1,168,343		Wal-Mart Stores, Inc	82,871
8,834		Weis Markets, Inc	372
264,881		Whole Foods Market, Inc	10,447
		TOTAL FOOD & STAPLES RETAILING	343,501

FOOD, BEVERAGE & TOBACCO - 4.4%
2,319	e	Alico, Inc	105
1,454,584		Altria Group, Inc	71,143
5,199	*	Arcadia Biosciences, Inc	33
458,865		Archer Daniels Midland Co	22,126
42,015		B&G Foods, Inc (Class A)	1,199
6,759	*	Boston Beer Co, Inc (Class A)	1,568
44,670	*,e	Boulder Brands, Inc	310
20,237		Brown-Forman Corp	2,255
93,647		Brown-Forman Corp (Class B)	9,382
106,137		Bunge Ltd	9,319
10,841		Calavo Growers, Inc	563
23,658	e	Cal-Maine Foods, Inc	1,235
128,947	e	Campbell Soup Co	6,144
44,724	*	Castle Brands, Inc	62
3,512		Coca-Cola Bottling Co Consolidated	531
2,900,557		Coca-Cola Co	113,789
172,269		Coca-Cola Enterprises, Inc	7,483
315,962		ConAgra Foods, Inc	13,814
120,911		Constellation Brands, Inc (Class A)	14,028
7,653	*	Craft Brewers Alliance, Inc	85
122,720	*	Darling International, Inc	1,799
70,011		Dean Foods Co	1,132
19,435	*	Diamond Foods, Inc	610
141,887		Dr Pepper Snapple Group, Inc	10,344
5,320	*	Farmer Bros Co	125
128,238		Flowers Foods, Inc	2,712
24,793		Fresh Del Monte Produce, Inc	958
15,781	*	Freshpet, Inc	293
440,990		General Mills, Inc	24,572
280

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
76,104	*	Hain Celestial Group, Inc	$5,012
108,117		Hershey Co	9,604
99,035		Hormel Foods Corp	5,583
52,645		Ingredion, Inc	4,202
14,455	*	Inventure Foods, Inc	147
11,326		J&J Snack Foods Corp	1,253
88,147		J.M. Smucker Co	9,556
5,780		John B. Sanfilippo & Son, Inc	300
184,673		Kellogg Co	11,579
95,542	e	Keurig Green Mountain, Inc	7,321
437,945		Kraft Foods Group, Inc	37,287
14,003		Lancaster Colony Corp	1,272
36,205		Lance, Inc	1,168
19,323	*	Landec Corp	279
3,603	*	Lifeway Foods, Inc	69
8,386	e	Limoneira Co	186
94,535		McCormick & Co, Inc	7,653
149,746		Mead Johnson Nutrition Co	13,510
8,017		Mgp Ingredients, Inc	135
101,905		Molson Coors Brewing Co (Class B)	7,114
1,203,277		Mondelez International, Inc	49,503
110,616	*	Monster Beverage Corp	14,825
8,815	*	National Beverage Corp	198
15,084	*	Omega Protein Corp	207
1,091,781		PepsiCo, Inc	101,907
1,145,878		Philip Morris International, Inc	91,865
48,235	e	Pilgrim’s Pride Corp	1,108
85,273		Pinnacle Foods, Inc	3,883
40,255	*,e	Post Holdings, Inc	2,171
305,409		Reynolds American, Inc	22,802
16,213	e	Sanderson Farms, Inc	1,219
192	*	Seaboard Corp	691
6,106	*	Seneca Foods Corp	170
14,223	*	Synutra International, Inc	102
13,988	e	Tootsie Roll Industries, Inc	452
31,544	*	TreeHouse Foods, Inc	2,556
217,034		Tyson Foods, Inc (Class A)	9,252
16,609	e	Universal Corp	952
56,564	e	Vector Group Ltd	1,327
129,894	*	WhiteWave Foods Co (Class A)	6,349
		TOTAL FOOD, BEVERAGE & TOBACCO	752,488

HEALTH CARE EQUIPMENT & SERVICES - 5.4%
5,996	*,e	AAC Holdings, Inc	261
16,624	e	Abaxis, Inc	856
1,101,154		Abbott Laboratories	54,045
30,796	*	Abiomed, Inc	2,024
38,100	*	Acadia Healthcare Co, Inc	2,984
58,290	*,e	Accuray, Inc	393
20,426		Aceto Corp	503
4,240	*	Addus HomeCare Corp	118
4,312	*,e	Adeptus Health, Inc	410
281

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
258,232		Aetna Inc	$32,914
29,433	*	Air Methods Corp	1,217
60,253	*	Align Technology, Inc	3,778
4,207	*	Alliance HealthCare Services, Inc	79
133,589	*	Allscripts Healthcare Solutions, Inc	1,827
5,488	*	Almost Family, Inc	219
21,596	*	Amedisys, Inc	858
162,652		AmerisourceBergen Corp	17,296
34,893	*	AMN Healthcare Services, Inc	1,102
35,759	*	Amsurg Corp	2,501
9,253		Analogic Corp	730
18,523	*	Angiodynamics, Inc	304
10,943	*	Anika Therapeutics, Inc	361
112,289	*,e	Antares Pharma, Inc	234
194,840		Anthem, Inc	31,981
28,653	*,e	athenahealth, Inc	3,283
21,089	*	AtriCure, Inc	520
1,165		Atrion Corp	457
54,958		Bard (C.R.), Inc	9,381
401,924		Baxter International, Inc	28,107
154,462		Becton Dickinson & Co	21,880
17,746	*,e	Bio-Reference Labs, Inc	732
51,896	*,e	BioScrip, Inc	188
19,708	*	BioTelemetry, Inc	186
992,117	*	Boston Scientific Corp	17,560
135,933	*	Brookdale Senior Living, Inc	4,717
25,974		Cantel Medical Corp	1,394
21,051	*	Capital Senior Living Corp	516
244,734		Cardinal Health, Inc	20,472
23,626	*	Cardiovascular Systems, Inc	625
24,169	*,e	Castlight Health, Inc	197
153,784	*	Catamaran Corp	9,393
87,960	*	Centene Corp	7,072
222,136	*	Cerner Corp	15,341
71,510	*,e	Cerus Corp	371
12,646	e	Chemed Corp	1,658
190,356		Cigna Corp	30,838
9,010	*	Civitas Solutions, Inc	192
87,364	*	Community Health Systems, Inc	5,501
8,700	e	Computer Programs & Systems, Inc	465
20,631		Conmed Corp	1,202
5,120	*	Connecture, Inc	54
35,720		Cooper Cos, Inc	6,357
16,039	*	Corindus Vascular Robotics, Inc	56
7,512	*	Corvel Corp	241
22,090	*	Cross Country Healthcare, Inc	280
19,963		CryoLife, Inc	225
10,389	*	Cutera, Inc	161
19,727	*	Cyberonics, Inc	1,173
16,811	*	Cynosure, Inc (Class A)	649
130,506	*	DaVita, Inc	10,371
103,471		Dentsply International, Inc	5,334
282

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
58,641	*	DexCom, Inc	$4,690
79,607	*	Edwards Lifesciences Corp	11,338
47,927	*,e	Endologix, Inc	735
18,706		Ensign Group, Inc	955
3,873	*	Entellus Medical, Inc	100
137,365	*	Envision Healthcare Holdings, Inc	5,423
7,074	*	Exactech, Inc	147
30,586	*	ExamWorks Group, Inc	1,196
539,616	*	Express Scripts Holding Co	47,993
29,310	*	Five Star Quality Care, Inc	141
27,739	*	Genesis Health Care, Inc	183
30,765	*,e	GenMark Diagnostics, Inc	279
49,755	*	Globus Medical, Inc	1,277
18,875	*	Greatbatch, Inc	1,018
38,562	*	Haemonetics Corp	1,595
35,247	*,e	Halyard Health, Inc	1,428
25,502	*,e	Hanger Orthopedic Group, Inc	598
237,244	*	HCA Holdings, Inc	21,523
57,109	*	Health Net, Inc	3,662
26,662	*	HealthEquity, Inc	855
67,513		Healthsouth Corp	3,110
18,780	*	HealthStream, Inc	571
23,599	*	Healthways, Inc	283
12,504	*	HeartWare International, Inc	909
61,615	*	Henry Schein, Inc	8,757
42,104		Hill-Rom Holdings, Inc	2,288
65,676	*,e	HMS Holdings Corp	1,128
181,625	*	Hologic, Inc	6,913
110,794		Humana, Inc	21,193
10,376	*	ICU Medical, Inc	993
69,037	*	Idexx Laboratories, Inc	4,428
6,460	*	Imprivata, Inc	106
98,565	*	IMS Health Holdings, Inc	3,021
11,764	*	Inogen Inc	525
18,510	*	Inovalon Holdings, Inc	516
41,898	*	Insulet Corp	1,298
18,839	*	Integra LifeSciences Holdings Corp	1,269
27,216	*	Intuitive Surgical, Inc	13,186
23,110		Invacare Corp	500
62,811	*	Inverness Medical Innovations, Inc	3,313
19,324	*	InVivo Therapeutics Holdings Corp	312
12,768	*	IPC The Hospitalist Co, Inc	707
2,271	*	iRadimed Corp	53
12,742	*	K2M Group Holdings, Inc	306
61,383		Kindred Healthcare, Inc	1,245
74,337	*	Laboratory Corp of America Holdings	9,011
7,415		Landauer, Inc	264
17,363	*	LDR Holding Corp	751
9,523		LeMaitre Vascular, Inc	115
9,839	*	LHC Group, Inc	376
32,789	*	LifePoint Hospitals, Inc	2,851
20,368	*	Magellan Health Services, Inc	1,427
283

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
32,545	*	Masimo Corp	$1,261
171,282		McKesson Corp	38,506
44,883	*	MedAssets, Inc	990
40,806	*	Medidata Solutions, Inc	2,217
1,054,137		Medtronic plc	78,111
43,385	*	Merge Healthcare, Inc	208
31,965		Meridian Bioscience, Inc	596
32,366	*	Merit Medical Systems, Inc	697
26,015	*	Molina Healthcare, Inc	1,829
7,753		National Healthcare Corp	504
5,598	e	National Research Corp	80
24,197	*	Natus Medical, Inc	1,030
27,729	*	Neogen Corp	1,315
11,308	*	Nevro Corp	608
23,606	*	Nobilis Health Corp	161
35,423	*	NuVasive, Inc	1,678
45,234	*	NxStage Medical, Inc	646
71,728		Omnicare, Inc	6,760
27,483	*	Omnicell, Inc	1,036
36,642	*	OraSure Technologies, Inc	198
14,876	*	Orthofix International NV	493
48,050		Owens & Minor, Inc	1,634
14,688	*,e	Oxford Immunotec Global plc	203
64,882		Patterson Cos, Inc	3,157
69,267	*	Pediatrix Medical Group, Inc	5,133
22,536	*	PharMerica Corp	750
27,598	*	Premier, Inc	1,061
7,642	*	Press Ganey Holdings, Inc	219
10,213	*	Providence Service Corp	452
37,773		Quality Systems, Inc	626
106,327		Quest Diagnostics, Inc	7,711
21,781	*,e	Quidel Corp	500
25,914	*	RadNet, Inc	173
104,174	e	Resmed, Inc	5,872
37,335	*,e	Rockwell Medical Technologies, Inc	602
38,631	*	RTI Biologics, Inc	250
8,571	*,e	Second Sight Medical Products, Inc	117
77,335		Select Medical Holdings Corp	1,253
5,649	*,e	Sientra, Inc	143
41,409	*	Sirona Dental Systems, Inc	4,158
30,482	*,e	Spectranetics Corp	701
208,009		St. Jude Medical, Inc	15,199
26,141	*,e	Staar Surgical Co	253
44,285	e	STERIS Corp	2,854
249,845		Stryker Corp	23,878
16,030	*	Surgical Care Affiliates, Inc	615
11,439	*	SurModics, Inc	268
13,125	*	Tandem Diabetes Care, Inc	142
53,159	*	Team Health Holdings, Inc	3,473
30,961	e	Teleflex, Inc	4,194
73,295	*	Tenet Healthcare Corp	4,242
40,711	*	Thoratec Corp	1,814
284

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
26,972	*	Tornier BV	$674
20,401	*,e	TransEnterix, Inc	61
18,039	*	Triple-S Management Corp (Class B)	463
14,056	*,e	Trupanion, Inc	116
90,289	*,e	Unilife Corp	194
704,140		UnitedHealth Group, Inc	85,905
37,008		Universal American Corp	375
67,876		Universal Health Services, Inc (Class B)	9,645
9,158		US Physical Therapy, Inc	501
2,349		Utah Medical Products, Inc	140
73,882	*	Varian Medical Systems, Inc	6,230
12,709	*	Vascular Solutions, Inc	441
61,078	*	VCA Antech, Inc	3,323
52,333	*,e	Veeva Systems, Inc	1,467
10,409	*,e	Veracyte, Inc	116
15,934	*	Vocera Communications, Inc	182
32,655	*	WellCare Health Plans, Inc	2,770
52,696		West Pharmaceutical Services, Inc	3,061
38,008	*	Wright Medical Group, Inc	998
23,878	*	Zeltiq Aesthetics, Inc	704
125,690		Zimmer Holdings, Inc	13,729
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	922,671

HOUSEHOLD & PERSONAL PRODUCTS - 1.7%
323,551	e	Avon Products, Inc	2,025
31,484	*	Central Garden and Pet Co (Class A)	359
96,762		Church & Dwight Co, Inc	7,850
96,492		Clorox Co	10,037
669,213		Colgate-Palmolive Co	43,773
61,432		Coty, Inc	1,964
18,991	*,e	Elizabeth Arden, Inc	271
46,250	*	Energizer Holdings, Inc	6,084
155,113		Estee Lauder Cos (Class A)	13,442
54,206	*,e	Herbalife Ltd	2,986
56,570	*	HRG Group, Inc	735
12,258		Inter Parfums, Inc	416
269,295		Kimberly-Clark Corp	28,537
8,647	*	Medifast, Inc	280
5,685		Natural Health Trends Corp	236
5,868		Nature’s Sunshine Products, Inc	81
43,341	e	Nu Skin Enterprises, Inc (Class A)	2,043
6,693	*	Nutraceutical International Corp	166
3,981		Oil-Dri Corp of America	121
6,476		Orchids Paper Products Co	156
2,006,545		Procter & Gamble Co	156,992
8,319	*	Revlon, Inc (Class A)	305
18,325		Spectrum Brands, Inc	1,869
4,308	*,e	USANA Health Sciences, Inc	589
10,793		WD-40 Co	941
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	282,258
285

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
INSURANCE - 4.0%
241,611		ACE Ltd	$24,567
320,815		Aflac, Inc	19,955
11,833	*	Alleghany Corp	5,547
70,615		Allied World Assurance Co Holdings Ltd	3,052
300,857		Allstate Corp	19,517
32,256	*	AMBAC Financial Group, Inc	537
56,412		American Equity Investment Life Holding Co	1,522
51,139		American Financial Group, Inc	3,326
986,152		American International Group, Inc	60,964
5,469		American National Insurance Co	560
13,468		Amerisafe, Inc	634
27,435	e	Amtrust Financial Services, Inc	1,797
208,448		Aon plc	20,778
92,386	*	Arch Capital Group Ltd	6,186
20,996		Argo Group International Holdings Ltd	1,169
124,079		Arthur J. Gallagher & Co	5,869
45,798		Aspen Insurance Holdings Ltd	2,194
50,146		Assurant, Inc	3,360
111,748		Assured Guaranty Ltd	2,681
8,461	*	Atlas Financial Holdings, Inc	168
74,802		Axis Capital Holdings Ltd	3,992
6,904		Baldwin & Lyons, Inc (Class B)	159
1,375,357	*	Berkshire Hathaway, Inc (Class B)	187,200
86,667		Brown & Brown, Inc	2,848
168,473		Chubb Corp	16,029
121,446		Cincinnati Financial Corp	6,094
32,879	*,e	Citizens, Inc (Class A)	245
19,762		CNA Financial Corp	755
145,352		Conseco, Inc	2,667
19,001		Crawford & Co (Class B)	160
7,812		Donegal Group, Inc (Class A)	119
6,755		EMC Insurance Group, Inc	169
24,104		Employers Holdings, Inc	549
33,679	e	Endurance Specialty Holdings Ltd	2,213
6,955	*	Enstar Group Ltd	1,078
18,735		Erie Indemnity Co (Class A)	1,538
32,825		Everest Re Group Ltd	5,974
8,273		FBL Financial Group, Inc (Class A)	478
10,321		Federated National Holding Co	250
8,299		Fidelity & Guaranty Life	196
80,939		First American Financial Corp	3,012
207,557		FNF Group	7,678
368,772	*	Genworth Financial, Inc (Class A)	2,792
20,683	*	Greenlight Capital Re Ltd (Class A)	603
7,438	*	Hallmark Financial Services	85
32,615		Hanover Insurance Group, Inc	2,414
310,194		Hartford Financial Services Group, Inc	12,895
70,870		HCC Insurance Holdings, Inc	5,446
6,789	e	HCI Group, Inc	300
18,411	*	Heritage Insurance Holdings, Inc	423
29,606		Horace Mann Educators Corp	1,077
5,951		Independence Holding Co	78
286

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
8,975		Infinity Property & Casualty Corp	$681
6,910		James River Group Holdings Ltd	179
2,854		Kansas City Life Insurance Co	130
32,110		Kemper Corp	1,238
187,295		Lincoln National Corp	11,092
230,094		Loews Corp	8,861
34,934		Maiden Holdings Ltd	551
10,352	*	Markel Corp	8,289
397,951		Marsh & McLennan Cos, Inc	22,564
110,912	*	MBIA, Inc	667
38,418		Meadowbrook Insurance Group, Inc	330
20,342		Mercury General Corp	1,132
692,852		Metlife, Inc	38,793
26,829		Montpelier Re Holdings Ltd	1,060
27,288		National General Holdings Corp	568
6,453		National Interstate Corp	176
1,551	e	National Western Life Insurance Co (Class A)	371
8,338	*	Navigators Group, Inc	647
193,444		Old Republic International Corp	3,024
17,609		OneBeacon Insurance Group Ltd (Class A)	256
35,306		PartnerRe Ltd	4,537
6,329	*	Patriot National, Inc	101
40,061		Primerica, Inc	1,830
217,660		Principal Financial Group	11,164
41,338		ProAssurance Corp	1,910
434,063		Progressive Corp	12,080
335,039		Prudential Financial, Inc	29,323
48,945		Reinsurance Group of America, Inc (Class A)	4,643
34,077		RenaissanceRe Holdings Ltd	3,459
32,282		RLI Corp	1,659
11,093		Safety Insurance Group, Inc	640
42,211		Selective Insurance Group, Inc	1,184
31,206		Stancorp Financial Group, Inc	2,359
11,039		State Auto Financial Corp	264
21,827		State National Cos, Inc	236
16,901		Stewart Information Services Corp	673
56,908		Symetra Financial Corp	1,375
59,998	*	Third Point Reinsurance Ltd	885
93,324		Torchmark Corp	5,433
235,819		Travelers Cos, Inc	22,794
6,929	*	United America Indemnity Ltd	195
14,881		United Fire & Casualty Co	487
12,682	e	United Insurance Holdings Corp	197
22,242		Universal Insurance Holdings, Inc	538
184,517		UnumProvident Corp	6,596
62,445		Validus Holdings Ltd	2,747
71,842		W.R. Berkley Corp	3,731
4,504		White Mountains Insurance Group Ltd	2,950
225,629		XL Capital Ltd	8,393
		TOTAL INSURANCE	686,891
287

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
MATERIALS - 3.5%
22,177		A. Schulman, Inc	$970
3,376	*	AEP Industries, Inc	186
158,806		Air Products & Chemicals, Inc	21,729
50,241		Airgas, Inc	5,314
132,725	*,e	AK Steel Holding Corp	514
83,129		Albemarle Corp	4,595
901,944		Alcoa, Inc	10,057
81,466		Allegheny Technologies, Inc	2,460
20,501	e	American Vanguard Corp	283
46,295		Aptargroup, Inc	2,952
49,925		Ashland, Inc	6,086
67,355		Avery Dennison Corp	4,105
74,323	*	Axalta Coating Systems Ltd	2,459
52,910		Axiall Corp	1,907
23,190		Balchem Corp	1,292
102,049		Ball Corp	7,159
72,213		Bemis Co, Inc	3,250
87,729	*	Berry Plastics Group, Inc	2,842
29,817	*	Boise Cascade Co	1,094
14,781		Brush Engineered Materials, Inc	521
46,890		Cabot Corp	1,749
39,299		Calgon Carbon Corp	762
37,181		Carpenter Technology Corp	1,438
112,973		Celanese Corp (Series A)	8,120
36,798	*,e	Century Aluminum Co	384
173,457		CF Industries Holdings, Inc	11,150
5,158		Chase Corp	205
49,786	*	Chemtura	1,409
14,061	*	Clearwater Paper Corp	806
66,499	e	Cliffs Natural Resources, Inc	288
99,412	*,e	Coeur Mining, Inc	568
85,866		Commercial Metals Co	1,381
25,270		Compass Minerals International, Inc	2,076
5,560	*	Core Molding Technologies, Inc	127
102,511	*	Crown Holdings, Inc	5,424
52,821		Cytec Industries, Inc	3,197
8,022		Deltic Timber Corp	543
47,043		Domtar Corp	1,948
852,738		Dow Chemical Co	43,635
669,679		Du Pont (E.I.) de Nemours & Co	42,826
37,135		Eagle Materials, Inc	2,834
109,907		Eastman Chemical Co	8,993
195,224		Ecolab, Inc	22,074
55,318	*	Ferro Corp	928
40,724	*,e	Flotek Industries, Inc	510
98,927		FMC Corp	5,199
769,331		Freeport-McMoRan Copper & Gold, Inc (Class B)	14,325
17,819		FutureFuel Corp	229
32,454		Glatfelter	714
47,286		Globe Specialty Metals, Inc	837
241,385		Graphic Packaging Holding Co	3,362
22,699		Greif, Inc (Class A)	814
288

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
37,440		H.B. Fuller Co	$1,521
7,923		Hawkins, Inc	320
9,402		Haynes International, Inc	464
54,162	*	Headwaters, Inc	987
262,218	e	Hecla Mining Co	690
41,317	*,e	Horsehead Holding Corp	484
152,705		Huntsman Corp	3,370
15,371		Innophos Holdings, Inc	809
18,027		Innospec, Inc	812
59,560		International Flavors & Fragrances, Inc	6,509
311,342		International Paper Co	14,817
40,015	*,e	Intrepid Potash, Inc	478
12,642	e	Kaiser Aluminum Corp	1,050
62,146		Kapstone Paper and Packaging Corp	1,437
7,156		KMG Chemicals, Inc	182
16,539		Koppers Holdings, Inc	409
24,388	*	Kraton Polymers LLC	582
14,288		Kronos Worldwide, Inc	157
104,108	*	Louisiana-Pacific Corp	1,773
13,887	*	LSB Industries, Inc	567
284,887		LyondellBasell Industries AF S.C.A	29,491
49,814		Martin Marietta Materials, Inc	7,049
123,955		MeadWestvaco Corp	5,849
25,740		Minerals Technologies, Inc	1,754
352,154		Monsanto Co	37,536
257,110		Mosaic Co	12,046
18,118		Myers Industries, Inc	344
12,153		Neenah Paper, Inc	717
6,272		NewMarket Corp	2,784
370,400		Newmont Mining Corp	8,653
236,068		Nucor Corp	10,403
57,229	e	Olin Corp	1,542
6,559		Olympic Steel, Inc	114
23,303		OM Group, Inc	783
32,453	*	Omnova Solutions, Inc	243
119,497	*	Owens-Illinois, Inc	2,741
72,328		Packaging Corp of America	4,520
88,664	*	Platform Specialty Products Corp	2,268
65,927		PolyOne Corp	2,582
201,126		PPG Industries, Inc	23,073
213,261		Praxair, Inc	25,495
9,804		Quaker Chemical Corp	871
31,957	e	Rayonier Advanced Materials, Inc	520
18,294	*	Real Industry, Inc	208
54,821		Reliance Steel & Aluminum Co	3,316
201,095	*	Rentech, Inc	215
108,746		Rock-Tenn Co (Class A)	6,546
48,353		Royal Gold, Inc	2,978
98,420		RPM International, Inc	4,820
23,200	*	RTI International Metals, Inc	731
8,418	*,e	Ryerson Holding Corp	77
19,399	e	Schnitzer Steel Industries, Inc (Class A)	339
289

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
22,501		Schweitzer-Mauduit International, Inc	$897
33,262		Scotts Miracle-Gro Co (Class A)	1,969
155,542		Sealed Air Corp	7,992
31,811	*,e	Senomyx, Inc	170
34,512		Sensient Technologies Corp	2,359
59,894		Sherwin-Williams Co	16,472
88,371		Sigma-Aldrich Corp	12,314
30,199		Silgan Holdings, Inc	1,593
74,719		Sonoco Products Co	3,202
84,463	e	Southern Copper Corp (NY)	2,484
177,911		Steel Dynamics, Inc	3,685
13,671		Stepan Co	740
90,832	*	Stillwater Mining Co	1,053
18,742	*	Summit Materials, Inc	478
48,451		SunCoke Energy, Inc	630
117,929		Tahoe Resources, Inc	1,430
29,755		TimkenSteel Corp	803
15,246	*	Trecora Resources	230
19,671		Tredegar Corp	435
8,747	*,e	Trinseo S.A.	235
46,070		Tronox Ltd	674
1,357		United States Lime & Minerals, Inc	79
108,110	e	United States Steel Corp	2,229
10,188	*	US Concrete, Inc	386
10,310		Valhi, Inc	58
60,139		Valspar Corp	4,921
98,368		Vulcan Materials Co	8,256
30,678		Wausau Paper Corp	282
29,816		Westlake Chemical Corp	2,045
1,617	*	WHX Corp	56
35,509	*	Worthington Industries, Inc	1,067
53,794	*	WR Grace & Co	5,396
		TOTAL MATERIALS	591,276

MEDIA - 3.5%
16,000		AMC Entertainment Holdings, Inc	491
44,802	*	AMC Networks, Inc	3,667
149,949	e	Cablevision Systems Corp (Class A)	3,590
17,686	*	Carmike Cinemas, Inc	469
364,893		CBS Corp (Class B)	20,252
57,360	*,e	Central European Media Enterprises Ltd (Class A) (NASDAQ)	125
55,580	*,e	Charter Communications, Inc	9,518
86,069		Cinemark Holdings, Inc	3,457
28,047		Clear Channel Outdoor Holdings, Inc (Class A)	284
1,570,259		Comcast Corp (Class A)	94,435
280,773		Comcast Corp (Special Class A)	16,830
27,056	*	Crown Media Holdings, Inc (Class A)	122
101,938	*	Cumulus Media, Inc (Class A)	207
772	*,e	Daily Journal Corp	152
349,702	*	DIRECTV	32,449
115,291	*,e	Discovery Communications, Inc (Class A)	3,835
202,766	*	Discovery Communications, Inc (Class C)	6,302
290

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
160,944	*	DISH Network Corp (Class A)	$10,898
56,592	*,e	DreamWorks Animation SKG, Inc (Class A)	1,493
18,269	*	Entercom Communications Corp (Class A)	209
50,932		Entravision Communications Corp (Class A)	419
20,714	*	Eros International plc	520
44,238		EW Scripps Co (Class A)	1,011
83,857	*	Gannett Co, Inc	1,173
34,321	*,e	Global Eagle Entertainment, Inc	447
46,930	*	Gray Television, Inc	736
33,505		Harte-Hanks, Inc	200
6,780	*,e	Hemisphere Media Group, Inc	81
44,682	*	Imax Corp	1,799
305,436		Interpublic Group of Cos, Inc	5,886
33,807		John Wiley & Sons, Inc (Class A)	1,838
14,173		Journal Media Group, Inc	118
19,204	*	Liberty Broadband Corp (Class A)	979
49,114	*	Liberty Broadband Corp (Class C)	2,513
76,559	*	Liberty Media Corp	2,759
148,129	*	Liberty Media Corp (Class C)	5,318
70,064	e	Lions Gate Entertainment Corp	2,596
108,249	*	Live Nation, Inc	2,976
9,932	*	Loral Space & Communications, Inc	627
45,934	*	Madison Square Garden, Inc	3,835
24,833	*	Martha Stewart Living Omnimedia, Inc (Class A)	155
32,196		MDC Partners, Inc	634
71,050	*,e	Media General, Inc	1,174
26,535		Meredith Corp	1,384
14,154		Morningstar, Inc	1,126
46,358		National CineMedia, Inc	740
32,024		New Media Investment Group, Inc	574
101,324	e	New York Times Co (Class A)	1,383
283,916	*	News Corp	4,142
86,319	*	News Corp (Class B)	1,229
23,355		Nexstar Broadcasting Group, Inc (Class A)	1,308
180,613		Omnicom Group, Inc	12,551
12,373	*	Reading International, Inc	171
60,087	e	Regal Entertainment Group (Class A)	1,256
9,501	*,e	Rentrak Corp	663
3,654		Saga Communications, Inc	138
19,984		Scholastic Corp	882
68,018	e	Scripps Networks Interactive (Class A)	4,446
36,328	*,e	SFX Entertainment, Inc	163
49,336	e	Sinclair Broadcast Group, Inc (Class A)	1,377
1,706,491	*	Sirius XM Holdings, Inc	6,365
20,194	*	Sizmek, Inc	143
63,623	*	Starz-Liberty Capital	2,845
167,714		TEGNA, Inc	5,379
243,854	e	Thomson Corp	9,284
209,139		Time Warner Cable, Inc	37,262
609,851		Time Warner, Inc	53,307
81,058		Time, Inc	1,865
5,104	*	Townsquare Media, Inc	69
291

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
59,545		Tribune Co	$3,179
19,202		Tribune Publishing Co	298
931,087		Twenty-First Century Fox, Inc	30,302
357,708		Twenty-First Century Fox, Inc (Class B)	11,525
7,706		Viacom, Inc	500
256,908		Viacom, Inc (Class B)	16,607
1,254,998		Walt Disney Co	143,245
21,644	e	World Wrestling Entertainment, Inc (Class A)	357
		TOTAL MEDIA	602,644

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.7%
1,294,202		AbbVie, Inc	86,958
7,650	*	Abeona Therapeutics, Inc	39
58,718	*	Acadia Pharmaceuticals, Inc	2,459
16,937	*,e	Accelerate Diagnostics, Inc	437
16,140	*	Acceleron Pharma, Inc	511
86,253	*,e	Achillion Pharmaceuticals, Inc	764
31,389	*	Acorda Therapeutics, Inc	1,046
7,362	*	Adamas Pharmaceuticals, Inc	193
6,223	*	Aduro Biotech, Inc	189
22,408	*	Advaxis, Inc	456
18,868	*,e	Aegerion Pharmaceuticals, Inc	358
14,774	*,e	Aerie Pharmaceuticals, Inc	261
11,005	*	Affimed NV	148
56,476	*,e	Affymetrix, Inc	617
56,789	*,e	Agenus, Inc	490
7,692	*	Agile Therapeutics, Inc	66
246,217		Agilent Technologies, Inc	9,499
19,149	*,e	Agios Pharmaceuticals, Inc	2,128
17,982	*,e	Akebia Therapeutics, Inc	185
57,933	*	Akorn, Inc	2,529
17,375	*,e	Albany Molecular Research, Inc	351
15,261	*	Alder Biopharmaceuticals, Inc	808
159,574	*	Alexion Pharmaceuticals, Inc	28,846
27,483	*,e	Alimera Sciences, Inc	127
109,475	*	Alkermes plc	7,044
290,278	*	Allergan plc	88,088
54,942	*	Alnylam Pharmaceuticals, Inc	6,586
22,606	*,e	AMAG Pharmaceuticals, Inc	1,561
562,349		Amgen, Inc	86,332
71,461	*	Amicus Therapeutics, Inc	1,011
23,308	*	Amphastar Pharmaceuticals, Inc	410
30,297	*	Anacor Pharmaceuticals, Inc	2,346
5,767	*,e	ANI Pharmaceuticals, Inc	358
26,005	*	Anthera Pharmaceuticals, Inc	224
6,215	*	Applied Genetic Technologies Corp	95
22,162	*	Aratana Therapeutics, Inc	335
9,150	*	Ardelyx, Inc	146
179,094	*,e	Arena Pharmaceuticals, Inc	831
121,910	*,e	Ariad Pharmaceuticals, Inc	1,008
103,770	*,e	Array Biopharma, Inc	748
39,456	*,e	Arrowhead Research Corp	282
292

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
10,432	*	Assembly Biosciences, Inc	$201
10,635	*	Atara Biotherapeutics, Inc	561
4,770	*	aTyr Pharma, Inc	88
14,848	*	Avalanche Biotechnologies, Inc	241
6,155	*	Bellicum Pharmaceuticals, Inc	131
53,741	*,e	BioCryst Pharmaceuticals, Inc	802
33,888	*,e	BioDelivery Sciences International, Inc	270
174,066	*	Biogen Idec, Inc	70,312
118,693	*	BioMarin Pharmaceuticals, Inc	16,235
15,517	*	Bio-Rad Laboratories, Inc (Class A)	2,337
2,967	*	Biospecifics Technologies Corp	153
28,168		Bio-Techne Corp	2,774
37,736	*,e	BioTime, Inc	137
24,301	*	Bluebird Bio, Inc	4,092
6,702	*	Blueprint Medicines Corp	178
1,233,652		Bristol-Myers Squibb Co	82,087
83,145	*	Bruker BioSciences Corp	1,697
11,074	*,e	Calithera Biosciences, Inc	79
23,380	*	Cambrex Corp	1,027
12,327	*	Cara Therapeutics Inc	150
9,597	*	Carbylan Therapeutics, Inc	69
61,808	*	Catalent, Inc	1,813
56,829	*	Catalyst Pharmaceuticals, Inc	235
586,722	*	Celgene Corp	67,904
73,063	*,e	Celldex Therapeutics, Inc	1,843
7,210	*	Cellular Biomedicine Group, Inc	270
23,546	*	Cempra, Inc	809
52,661	*	Cepheid, Inc	3,220
35,378	*	Charles River Laboratories International, Inc	2,489
18,304	*,e	ChemoCentryx, Inc	151
30,594	*	Chimerix, Inc	1,413
3,472	*	Cidara Therapeutics, Inc	49
18,781	*,e	Clovis Oncology, Inc	1,650
17,405	*	Coherus Biosciences, Inc	503
4,897	*	Collegium Pharmaceutical, Inc	87
11,239	*	Concert Pharmaceuticals Inc	167
47,385	*,e	Corcept Therapeutics, Inc	285
6,306	*	Corium International, Inc	86
22,172	*	CorMedix, Inc	86
124,587	*,e	CTI BioPharma Corp	243
84,568	*	Curis, Inc	280
25,879	*	Cytokinetics, Inc	174
41,833	*,e	CytRx Corp	156
44,278	*,e	Depomed, Inc	950
9,514	*	Dermira, Inc	167
11,644	*	Dicerna Pharmaceuticals Inc	162
84,059	*	Durect Corp	201
107,512	*	Dyax Corp	2,849
21,309	*,e	Dynavax Technologies Corp	499
6,368	*	Eagle Pharmaceuticals, Inc	515
724,298		Eli Lilly & Co	60,472
22,262	*	Emergent Biosolutions, Inc	734
293

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
11,786	*,e	Enanta Pharmaceuticals, Inc	$530
132,173	*	Endo International plc	10,528
33,769	*,e	Endocyte, Inc	175
21,724	*,e	Epizyme, Inc	521
9,694	*	Esperion Thereapeutics, Inc	793
65,830	*,e	Exact Sciences Corp	1,958
147,155	*,e	Exelixis, Inc	553
18,106	*	Fibrocell Science, Inc	95
35,519	*	FibroGen, Inc	835
15,788	*	Five Prime Therapeutics, Inc	392
4,405	*	Flex Pharma, Inc	76
10,288	*	Flexion Therapeutics Inc	225
20,851	*,e	Fluidigm Corp	505
16,469	*	Foamix Pharmaceuticals Ltd	169
8,878	*	Foundation Medicine, Inc	300
102,537	*,e	Galena Biopharma, Inc	174
13,105	*,e	Genocea Biosciences Inc	180
12,920	*,e	Genomic Health, Inc	359
114,325	*,e	Geron Corp	489
1,086,981		Gilead Sciences, Inc	127,264
79,065	*,e	Halozyme Therapeutics, Inc	1,785
26,328	*	Harvard Bioscience, Inc	150
18,140	*,e	Heron Therapeutics, Inc	565
4,132	*	Heska Corp	123
127,809	*	Hospira, Inc	11,338
62,986	*,e	Idera Pharmaceuticals, Inc	234
29,885	*,e	IGI Laboratories, Inc	188
13,776	*	Ignyta, Inc	208
106,486	*	Illumina, Inc	23,252
8,484	*	Immune Design Corp	175
65,469	*,e	Immunogen, Inc	941
78,549	*,e	Immunomedics, Inc	319
53,162	*	Impax Laboratories, Inc	2,441
9,540	*	INC Research Holdings, Inc	383
115,686	*	Incyte Corp	12,056
36,466	*	Infinity Pharmaceuticals, Inc	399
53,727	*,e	Inovio Pharmaceuticals, Inc	438
45,452	*	Insmed, Inc	1,110
17,481	*,e	Insys Therapeutics, Inc	628
11,788	*,e	Intercept Pharmaceuticals, Inc	2,845
10,253	*	Intersect ENT, Inc	294
16,262	*,e	Intra-Cellular Therapies, Inc	520
34,324	*,e	Intrexon Corp	1,675
5,678	*	Invitae Corp	85
90,684	*	Ironwood Pharmaceuticals, Inc	1,094
89,084	*,e	Isis Pharmaceuticals, Inc	5,127
45,128	*	Jazz Pharmaceuticals plc	7,946
2,051,183		Johnson & Johnson	199,908
8,823	*	Juno Therapeutics, Inc	471
17,078	*,e	Karyopharm Therapeutics, Inc	465
76,288	*,e	Keryx Biopharmaceuticals, Inc	761
21,397	*,e	Kite Pharma, Inc	1,305
294

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
19,078	*	KYTHERA Biopharmaceuticals, Inc	$1,437
8,512	*	La Jolla Pharmaceutical Co	209
19,506	*,e	Lannett Co, Inc	1,159
30,110	*,e	Lexicon Pharmaceuticals, Inc	242
13,029	*,e	Ligand Pharmaceuticals, Inc (Class B)	1,315
34,093	*	Lion Biotechnologies, Inc	313
6,253	*,e	Loxo Oncology, Inc	113
31,134	*	Luminex Corp	537
20,612	*	MacroGenics, Inc	783
86,464	*	Mallinckrodt plc	10,179
182,057	*,e	MannKind Corp	1,036
11,438	*	Medgenics, Inc	70
48,124	*	Medicines Co	1,377
57,923	*	Medivation, Inc	6,615
2,090,555		Merck & Co, Inc	119,015
80,764	*,e	Merrimack Pharmaceuticals, Inc	999
20,741	*	Mettler-Toledo International, Inc	7,082
79,969	*,e	MiMedx Group, Inc	927
7,201	*,e	Mirati Therapeutics, Inc	227
44,870	*	Momenta Pharmaceuticals, Inc	1,024
310,615	*	Mylan NV	21,078
51,930	*,e	Myriad Genetics, Inc	1,765
7,890	*,e	NanoString Technologies, Inc	122
97,156	*,e	Navidea Biopharmceuticals, Inc	156
96,260	*,e	Nektar Therapeutics	1,204
38,546	*	NeoGenomics, Inc	209
63,342	*	Neurocrine Biosciences, Inc	3,025
14,869	*,e	NewLink Genetics Corp	658
33,967	*,e	Northwest Biotherapeutics, Inc	337
197,815	*	Novavax, Inc	2,204
26,033	*	Ocata Therapeutics, Inc	137
9,516	*	Ocular Therapeutix, Inc	200
26,874	*,e	Omeros Corp	483
12,341	*,e	OncoMed Pharmaceuticals, Inc	278
75,642	*,e	Oncothyreon, Inc	283
17,449	*	Ophthotech Corp	908
173,193	*,e	Opko Health, Inc	2,785
77,365	*,e	Orexigen Therapeutics, Inc	383
60,008	*,e	Organovo Holdings, Inc	226
12,630	*,e	Osiris Therapeutics, Inc	246
11,187	*	Otonomy, Inc	257
17,337	*,e	OvaScience, Inc	502
50,411	*,e	Pacific Biosciences of California, Inc	290
27,071	*,e	Pacira Pharmaceuticals, Inc	1,914
9,271		Paratek Pharmaceuticals, Inc	239
40,956	*	Parexel International Corp	2,634
120,653	e	PDL BioPharma, Inc	776
146,742	*,e	Peregrine Pharmaceuticals, Inc	192
83,937	*	PerkinElmer, Inc	4,418
32,300	*	Pernix Therapeutics Holdings, Inc	191
108,208		Perrigo Co plc	20,000
12,158	*	Pfenex, Inc	236
295

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
4,554,694		Pfizer, Inc	$152,719
12,927		Phibro Animal Health Corp	503
34,344	*	Portola Pharmaceuticals, Inc	1,564
21,766	e	Pozen, Inc	224
14,756	*	PRA Health Sciences, Inc	536
38,233	*	Prestige Brands Holdings, Inc	1,768
51,583	*,e	Progenics Pharmaceuticals, Inc	385
5,400	*	Proteon Therapeutics, Inc	96
23,023	*,e	Prothena Corp plc	1,213
25,096	*	PTC Therapeutics, Inc	1,208
18,465	*,e	Puma Biotechnology, Inc	2,156
173,674	*	Qiagen NV (NASDAQ)	4,305
58,607	*	Quintiles Transnational Holdings, Inc	4,255
21,547	*	Radius Health, Inc	1,459
59,500	*,e	Raptor Pharmaceutical Corp	940
23,354	*	Receptos, Inc	4,438
58,043	*	Regeneron Pharmaceuticals, Inc	29,609
21,191	*,e	Regulus Therapeutics, Inc	232
24,090	*	Relypsa, Inc	797
23,464	*	Repligen Corp	968
25,726	*,e	Retrophin, Inc	853
11,732	*,e	Revance Therapeutics, Inc	375
66,996	*	Rigel Pharmaceuticals, Inc	215
10,302	*	Sage Therapeutics, Inc	752
16,776	*	Sagent Pharmaceuticals	408
52,234	*,e	Sangamo Biosciences, Inc	579
30,737	*,e	Sarepta Therapeutics, Inc	935
38,141	*	Sciclone Pharmaceuticals, Inc	375
70,472	*,e	Seattle Genetics, Inc	3,411
87,069	*,e	Sequenom, Inc	265
20,814	*	Sorrento Therapeutics, Inc	367
6,016	*	Spark Therapeutics, Inc	363
47,540	*,e	Spectrum Pharmaceuticals, Inc	325
12,168	*	Stemline Therapeutics, Inc	143
18,349	*,e	Sucampo Pharmaceuticals, Inc (Class A)	301
25,007	*	Supernus Pharmaceuticals, Inc	425
74,731	*,e	Synergy Pharmaceuticals, Inc	620
67,344	*,e	Synta Pharmaceuticals Corp	150
7,419	*,e	T2 Biosystems, Inc	120
17,169	*,e	TESARO, Inc	1,009
26,726	*	Tetraphase Pharmaceuticals, Inc	1,268
26,551	*,e	TG Therapeutics, Inc	440
93,869	*,e	TherapeuticsMD, Inc	738
17,111	*,e	Theravance Biopharma, Inc	223
63,139	e	Theravance, Inc	1,141
294,451		Thermo Electron Corp	38,208
49,684	*,e	Threshold Pharmaceuticals, Inc	201
7,534	*,e	Tokai Pharmaceuticals, Inc	100
18,278	*	Trevena, Inc	114
17,931	*	Trovagene, Inc	182
26,573	*	Ultragenyx Pharmaceutical, Inc	2,721
34,318	*	United Therapeutics Corp	5,970
296

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
31,086	*,e	Vanda Pharmaceuticals, Inc	$395
24,013	*,e	Verastem, Inc	181
16,572	*	Versartis, Inc	252
180,359	*	Vertex Pharmaceuticals, Inc	22,271
10,155	*,e	Vitae Pharmaceuticals, Inc	146
12,289	*,e	Vital Therapies, Inc	259
74,791	*,e	Vivus, Inc	177
21,461	*	VWR Corp	574
60,895	*	Waters Corp	7,818
2,602	*	XBiotech, Inc	47
20,918	*	Xencor Inc	460
42,869	*	Xenoport, Inc	263
64,947	*,e	XOMA Corp	252
12,439	*,e	Zafgen, Inc	431
82,699	*,e	ZIOPHARM Oncology, Inc	992
370,295		Zoetis Inc	17,856
118,112	*,e	Zogenix, Inc	198
13,499	*,e	ZS Pharma, Inc	707
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	1,645,249

REAL ESTATE - 3.8%
50,948		Acadia Realty Trust	1,483
21,134		AG Mortgage Investment Trust	365
12,770		Agree Realty Corp	372
36,954		Alexander & Baldwin, Inc	1,456
1,574		Alexander’s, Inc	645
53,568		Alexandria Real Estate Equities, Inc	4,685
675	*	Altisource Asset Management Corp	97
11,088	*,e	Altisource Portfolio Solutions S.A.	341
42,959		Altisource Residential Corp	724
27,018		American Assets Trust,Inc	1,059
82,450		American Campus Communities, Inc	3,108
260,529		American Capital Agency Corp	4,786
37,896		American Capital Mortgage, Inc	606
120,286		American Homes 4 Rent	1,929
585,838	*	American Realty Capital Properties, Inc	4,763
24,165	*,e	American Residential Properties, Inc	447
312,963		American Tower Corp	29,196
700,505		Annaly Capital Management, Inc	6,438
79,133		Anworth Mortgage Asset Corp	390
115,722		Apartment Investment & Management Co (Class A)	4,274
41,641		Apollo Commercial Real Estate Finance, Inc	684
136,432		Apple Hospitality REIT, Inc	2,574
22,112		Ares Commercial Real Estate Corp	252
18,360		Armada Hoffler Properties, Inc	183
261,633	*	ARMOUR Residential REIT, Inc	735
18,244		Ashford Hospitality Prime, Inc	274
61,750		Ashford Hospitality Trust, Inc	522
43,899		Associated Estates Realty Corp	1,257
7,072	*	AV Homes, Inc	102
97,771		AvalonBay Communities, Inc	15,631
150,022		BioMed Realty Trust, Inc	2,901
297

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
13,459		Bluerock Residential Growth REIT, Inc	$170
113,720		Boston Properties, Inc	13,765
132,520		Brandywine Realty Trust	1,760
127,668		Brixmor Property Group, Inc	2,953
64,335		Camden Property Trust	4,779
49,200		Campus Crest Communities, Inc	273
71,072	e	Capstead Mortgage Corp	789
23,659		CareTrust REIT, Inc	300
29,192		CatchMark Timber Trust Inc	338
124,137		CBL & Associates Properties, Inc	2,011
212,369	*	CBRE Group, Inc	7,858
62,949		Cedar Shopping Centers, Inc	403
175,277		Chambers Street Properties	1,393
28,285		Chatham Lodging Trust	749
44,088		Chesapeake Lodging Trust	1,344
152,396		Chimera Investment Corp	2,089
80,158		Colony Financial, Inc	1,816
92,725		Columbia Property Trust, Inc	2,276
90,140	*,e	Communications Sales & Leasing, Inc	2,228
3,235	e	Consolidated-Tomoka Land Co	186
29,137	e	CorEnergy Infrastructure Trust, Inc	184
17,860		Coresite Realty	812
69,853		Corporate Office Properties Trust	1,644
86,682		Corrections Corp of America	2,867
159,841		Cousins Properties, Inc	1,659
246,828		Crown Castle International Corp	19,820
122,396		CubeSmart	2,835
39,431		CyrusOne, Inc	1,161
117,682	e	CYS Investments, Inc	910
65,501		DCT Industrial Trust, Inc	2,059
225,998		DDR Corp	3,494
148,119		DiamondRock Hospitality Co	1,897
100,633		Digital Realty Trust, Inc	6,710
108,380		Douglas Emmett, Inc	2,920
254,816		Duke Realty Corp	4,732
47,457		DuPont Fabros Technology, Inc	1,398
41,887		Dynex Capital, Inc	319
9,917		Easterly Government Properties, Inc	158
23,492		EastGroup Properties, Inc	1,321
34,875		Education Realty Trust, Inc	1,094
81,930	e	Empire State Realty Trust, Inc	1,398
42,164		Entertainment Properties Trust	2,310
95,895	*	Equity Commonwealth	2,462
62,982		Equity Lifestyle Properties, Inc	3,312
54,213		Equity One, Inc	1,265
269,127		Equity Residential	18,885
48,297		Essex Property Trust, Inc	10,263
47,051		Excel Trust, Inc	742
86,224		Extra Space Storage, Inc	5,624
50,759		Federal Realty Investment Trust	6,502
106,273		FelCor Lodging Trust, Inc	1,050
82,257		First Industrial Realty Trust, Inc	1,541
298

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
42,783		First Potomac Realty Trust	$441
160,981	*	Forest City Enterprises, Inc (Class A)	3,558
25,631	*	Forestar Real Estate Group, Inc	337
67,229		Franklin Street Properties Corp	760
4,942	*	FRP Holdings, Inc	160
65,188		Gaming and Leisure Properties, Inc	2,390
426,526		General Growth Properties, Inc	10,945
54,016		Geo Group, Inc	1,845
18,098		Getty Realty Corp	296
15,436		Gladstone Commercial Corp	256
51,670	e	Government Properties Income Trust	958
42,165		Gramercy Property Trust, Inc	985
3,738		Great Ajax Corp	53
24,141		Hannon Armstrong Sustainable Infrastructure Capital, Inc	484
72,018		Hatteras Financial Corp	1,174
341,610		HCP, Inc	12,458
259,434		Health Care REIT, Inc	17,027
72,939		Healthcare Realty Trust, Inc	1,697
91,905		Healthcare Trust of America, Inc	2,201
36,742		Hersha Hospitality Trust	942
69,548		Highwoods Properties, Inc	2,778
43,293		Home Properties, Inc	3,163
110,912		Hospitality Properties Trust	3,196
560,489		Host Marriott Corp	11,114
29,353	*	Howard Hughes Corp	4,213
54,955		Hudson Pacific Properties	1,559
17,776		Independence Realty Trust, Inc	134
64,150		Inland Real Estate Corp	604
93,191		Invesco Mortgage Capital, Inc	1,334
90,609		Investors Real Estate Trust	647
155,234		Iron Mountain, Inc	4,812
64,505	*	iStar Financial, Inc	859
33,300		Jones Lang LaSalle, Inc	5,694
67,515	e	Kennedy-Wilson Holdings, Inc	1,660
65,193		Kilroy Realty Corp	4,378
305,650		Kimco Realty Corp	6,889
60,886		Kite Realty Group Trust	1,490
59,903		Lamar Advertising Co	3,443
83,586		LaSalle Hotel Properties	2,964
152,168		Lexington Realty Trust	1,290
110,738		Liberty Property Trust	3,568
27,155		LTC Properties, Inc	1,130
117,086		Macerich Co	8,735
67,066		Mack-Cali Realty Corp	1,236
9,904	*	Marcus & Millichap, Inc	457
152,989		Medical Properties Trust, Inc	2,006
277,088		MFA Mortgage Investments, Inc	2,048
55,794		Mid-America Apartment Communities, Inc	4,062
41,601		Monmouth Real Estate Investment Corp (Class A)	404
121,396		Monogram Residential Trust, Inc	1,095
27,658		National Health Investors, Inc	1,723
98,781		National Retail Properties, Inc	3,458
299

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
17,361		National Storage Affiliates Trust	$215
145,076	e	New Residential Investment Corp	2,211
47,726		New Senior Investment Group, Inc	638
72,745	e	New York Mortgage Trust, Inc	544
58,364	*	New York REIT, Inc	581
14,395		NexPoint Residential Trust, Inc	193
253,573		NorthStar Realty Finance Corp	4,032
135,157		Omega Healthcare Investors, Inc	4,640
9,027		One Liberty Properties, Inc	192
10,279		Orchid Island Capital, Inc	115
101,625		Outfront Media, Inc	2,565
131,030		Paramount Group, Inc	2,248
62,005		Parkway Properties, Inc	1,081
53,141		Pebblebrook Hotel Trust	2,279
52,388		Pennsylvania REIT	1,118
57,080		Pennymac Mortgage Investment Trust	995
51,402		Physicians Realty Trust	790
116,280		Piedmont Office Realty Trust, Inc	2,045
131,170		Plum Creek Timber Co, Inc	5,322
40,153		Post Properties, Inc	2,183
30,172		Potlatch Corp	1,066
16,337		Preferred Apartment Communities, Inc	163
387,082		Prologis, Inc	14,361
14,667		PS Business Parks, Inc	1,058
107,500		Public Storage, Inc	19,820
17,741		QTS Realty Trust, Inc	647
62,959	e	RAIT Investment Trust	385
57,913		Ramco-Gershenson Properties	945
94,973		Rayonier, Inc	2,427
9,000		Re/Max Holdings, Inc	320
108,646	*	Realogy Holdings Corp	5,076
171,785	e	Realty Income Corp	7,626
62,979		Redwood Trust, Inc	989
69,743		Regency Centers Corp	4,113
88,791		Resource Capital Corp	344
68,690		Retail Opportunities Investment Corp	1,073
173,060		Retail Properties of America, Inc	2,411
40,671		Rexford Industrial Realty, Inc	593
98,016		RLJ Lodging Trust	2,919
27,910	e	Rouse Properties, Inc	456
32,495		Ryman Hospitality Properties	1,726
43,769		Sabra Healthcare REIT, Inc	1,127
6,582		Saul Centers, Inc	324
45,730		Select Income REIT	944
172,632		Senior Housing Properties Trust	3,030
28,907		Silver Bay Realty Trust Corp	471
230,221		Simon Property Group, Inc	39,833
73,589		SL Green Realty Corp	8,087
26,338		Sovran Self Storage, Inc	2,289
322,513		Spirit Realty Capital, Inc	3,119
47,906	*,e	St. Joe Co	744
47,704		STAG Industrial, Inc	954
300

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
173,444		Starwood Property Trust, Inc	$3,741
28,357	e	Starwood Waypoint Residential Trust	674
24,495		STORE Capital Corp	492
203,567	*	Strategic Hotels & Resorts, Inc	2,467
65,192		Summit Hotel Properties, Inc	848
34,362		Sun Communities, Inc	2,125
154,167		Sunstone Hotel Investors, Inc	2,314
70,998		Tanger Factory Outlet Centers, Inc	2,251
45,765		Taubman Centers, Inc	3,181
10,268	*	Tejon Ranch Co	264
31,885		Terreno Realty Corp	628
15,107	e	Trade Street Residential, Inc	101
270,915		Two Harbors Investment Corp	2,639
190,771		UDR, Inc	6,110
15,857		UMH Properties, Inc	155
22,512		United Development Funding IV	393
9,264		Universal Health Realty Income Trust	430
66,647		Urban Edge Properties	1,386
20,808		Urstadt Biddle Properties, Inc (Class A)	389
244,707		Ventas, Inc	15,194
139,555		Vornado Realty Trust	13,248
50,804	e	Washington REIT	1,318
92,487		Weingarten Realty Investors	3,023
28,538	e	Western Asset Mortgage Capital Corp	421
383,367		Weyerhaeuser Co	12,076
16,673		Whitestone REIT	217
76,656		WP Carey, Inc	4,518
139,812		WP GLIMCHER, Inc	1,892
82,478		Xenia Hotels & Resorts, Inc	1,793
		TOTAL REAL ESTATE	651,932

RETAILING - 4.7%
18,290	*	1-800-FLOWERS.COM, Inc (Class A)	191
48,207		Aaron’s, Inc	1,746
51,631	e	Abercrombie & Fitch Co (Class A)	1,111
54,065		Advance Auto Parts, Inc	8,612
281,887	*	Amazon.com, Inc	122,364
144,288	e	American Eagle Outfitters, Inc	2,485
6,968	*	America’s Car-Mart, Inc	344
33,934	*	Ann Taylor Stores Corp	1,639
20,121	*	Asbury Automotive Group, Inc	1,823
102,730	*	Ascena Retail Group, Inc	1,711
53,118	*	Autonation, Inc	3,345
23,102	*	AutoZone, Inc	15,407
36,768	*	Barnes & Noble, Inc	954
23,033	e	Bebe Stores, Inc	46
126,200	*	Bed Bath & Beyond, Inc	8,705
223,553		Best Buy Co, Inc	7,290
14,390		Big 5 Sporting Goods Corp	204
39,947		Big Lots, Inc	1,797
8,578	*	Blue Nile, Inc	261
8,549	*	Boot Barn Holdings, Inc	274
301

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
21,122	e	Buckle, Inc	$967
8,786	*	Build-A-Bear Workshop, Inc	140
55,229	*	Burlington Stores, Inc	2,828
37,763	*,e	Cabela’s, Inc	1,887
32,106		Caleres, Inc	1,020
155,244	*	Carmax, Inc	10,279
19,356		Cato Corp (Class A)	750
106,541		Chico’s FAS, Inc	1,772
15,377		Children’s Place Retail Stores, Inc	1,006
33,880	*	Christopher & Banks Corp	136
11,556	*	Citi Trends, Inc	280
20,933	*,e	Conn’s, Inc	831
11,400	*,e	Container Store Group, Inc	192
17,156		Core-Mark Holding Co, Inc	1,016
57,355		CST Brands, Inc	2,240
32,976	*	Destination XL Group, Inc	165
68,108		Dick’s Sporting Goods, Inc	3,526
17,487		Dillard’s, Inc (Class A)	1,839
224,673		Dollar General Corp	17,466
152,064	*	Dollar Tree, Inc	12,012
54,370		DSW, Inc (Class A)	1,814
14,596	*	Etsy, Inc	205
29,701	*	EVINE Live, Inc	80
72,894		Expedia, Inc	7,971
62,822	*	Express Parent LLC	1,138
71,256		Family Dollar Stores, Inc	5,616
9,437	*	Fenix Parts, Inc	95
33,805		Finish Line, Inc (Class A)	940
40,021	*,e	Five Below, Inc	1,582
103,567		Foot Locker, Inc	6,940
31,625	*	Francesca’s Holdings Corp	426
27,215		Fred’s, Inc (Class A)	525
13,967	*	FTD Cos, Inc	394
79,426	e	GameStop Corp (Class A)	3,412
176,472		Gap, Inc	6,736
17,487	*	Genesco, Inc	1,155
112,007		Genuine Parts Co	10,028
64,081		GNC Holdings, Inc	2,850
17,254		Group 1 Automotive, Inc	1,567
367,718	*,e	Groupon, Inc	1,850
44,451		Guess?, Inc	852
16,062		Haverty Furniture Cos, Inc	347
18,371	*,e	Hibbett Sports, Inc	856
960,879		Home Depot, Inc	106,782
24,109		HSN, Inc	1,692
228,517	*,e	JC Penney Co, Inc	1,936
12,718		Kirkland’s, Inc	354
150,129		Kohl’s Corp	9,400
182,388		L Brands, Inc	15,636
12,586	*,e	Lands’ End, Inc	313
349,686	*	Liberty Interactive Corp	9,704
55,902	*	Liberty TripAdvisor Holdings, Inc	1,801
302

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
103,346	*	Liberty Ventures	$4,058
16,930		Lithia Motors, Inc (Class A)	1,916
225,488	*	LKQ Corp	6,820
703,865		Lowe’s Companies, Inc	47,138
19,294	*,e	Lumber Liquidators, Inc	400
252,284		Macy’s, Inc	17,022
18,578	*	MarineMax, Inc	437
15,036	*,e	Mattress Firm Holding Corp	916
36,113		Men’s Wearhouse, Inc	2,314
45,299	*	Michaels Cos, Inc	1,219
23,604		Monro Muffler, Inc	1,467
33,411	*	Murphy USA, Inc	1,865
44,831	*	NetFlix, Inc	29,451
103,654		Nordstrom, Inc	7,722
20,499		Nutri/System, Inc	510
405,707	*	Office Depot, Inc	3,513
83,274	*,e	Orbitz Worldwide, Inc	951
74,733	*	O’Reilly Automotive, Inc	16,888
13,643	e	Outerwall, Inc	1,038
8,893	*	Overstock.com, Inc	200
17,507	*	Party City Holdco, Inc	355
31,428		Penske Auto Group, Inc	1,638
40,957	*	PEP Boys - Manny Moe & Jack	503
14,837	e	PetMed Express, Inc	256
67,032	e	Pier 1 Imports, Inc	847
38,341	*	Priceline.com, Inc	44,145
38,310		Rent-A-Center, Inc	1,086
24,409	*	Restoration Hardware Holdings, Inc	2,383
306,119		Ross Stores, Inc	14,880
116,394	*	Sally Beauty Holdings, Inc	3,676
9,887	*,e	Sears Holdings Corp	264
38,951	*	Select Comfort Corp	1,171
10,447		Shoe Carnival, Inc	301
27,812	*	Shutterfly, Inc	1,330
59,364		Signet Jewelers Ltd	7,613
24,526		Sonic Automotive, Inc (Class A)	584
13,281	*,e	Sportsman’s Warehouse Holdings, Inc	151
25,073	e	Stage Stores, Inc	440
474,361		Staples, Inc	7,262
21,273		Stein Mart, Inc	223
9,938	*	Systemax, Inc	86
472,181		Target Corp	38,544
83,552		Tiffany & Co	7,670
21,071	*,e	Tile Shop Holdings, Inc	299
6,790	*	Tilly’s, Inc	66
503,295		TJX Companies, Inc	33,303
100,834		Tractor Supply Co	9,069
78,243	e	Travelport Worldwide Ltd	1,078
83,065	*	TripAdvisor, Inc	7,238
32,864	*	Tuesday Morning Corp	370
47,521	*	Ulta Salon Cosmetics & Fragrance, Inc	7,340
72,158	*	Urban Outfitters, Inc	2,526
303

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
22,533	*	Vitamin Shoppe, Inc	$840
11,570	*	VOXX International Corp (Class A)	96
14,711	*	Wayfair, Inc	554
11,292	*	West Marine, Inc	109
67,891		Williams-Sonoma, Inc	5,585
1,945		Winmark Corp	192
48,558	*,e	zulily, Inc	633
15,828	*	Zumiez, Inc	421
		TOTAL RETAILING	796,630

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.4%
29,482	*	Advanced Energy Industries, Inc	810
474,503	*,e	Advanced Micro Devices, Inc	1,139
15,539	*,e	Alpha & Omega Semiconductor Ltd	136
222,869		Altera Corp	11,411
23,188	*,e	Ambarella, Inc	2,381
73,241	*	Amkor Technology, Inc	438
231,943		Analog Devices, Inc	14,887
910,561		Applied Materials, Inc	17,501
59,771	*,e	Applied Micro Circuits Corp	403
308,399		Atmel Corp	3,039
189,766		Avago Technologies Ltd	25,226
83,398	*	Axcelis Technologies, Inc	247
408,338		Broadcom Corp (Class A)	21,025
52,087		Brooks Automation, Inc	596
17,924	*	Cabot Microelectronics Corp	844
9,758	*	Cascade Microtech, Inc	149
40,828	*	Cavium Networks, Inc	2,809
15,710	*	Ceva, Inc	305
47,684	*	Cirrus Logic, Inc	1,623
18,761		Cohu, Inc	248
80,918	*,e	Cree, Inc	2,106
244,851		Cypress Semiconductor Corp	2,879
28,713	*	Diodes, Inc	692
19,178	*	DSP Group, Inc	198
105,554	*	Entegris, Inc	1,538
28,026	*	Exar Corp	274
85,675	*	Fairchild Semiconductor International, Inc	1,489
55,687	*	First Solar, Inc	2,616
40,961	*	Formfactor, Inc	377
82,106	*	Freescale Semiconductor Holdings Ltd	3,282
28,079	*	Inphi Corp	642
109,667	*	Integrated Device Technology, Inc	2,380
23,137		Integrated Silicon Solution, Inc	512
3,509,102		Intel Corp	106,729
96,768		Intersil Corp (Class A)	1,211
16,725		IXYS Corp	256
118,149		Kla-Tencor Corp	6,641
50,517	*	Kopin Corp	174
117,211		Lam Research Corp	9,535
90,159	*	Lattice Semiconductor Corp	531
176,955		Linear Technology Corp	7,827
304

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
17,278	*,e	MA-COM Technology Solutions	$661
334,640		Marvell Technology Group Ltd	4,412
54,353	*	Mattson Technology, Inc	182
209,405		Maxim Integrated Products, Inc	7,240
37,977	*	MaxLinear, Inc	460
36,914		Micrel, Inc	513
149,103	e	Microchip Technology, Inc	7,071
799,251	*	Micron Technology, Inc	15,058
70,791	*	Microsemi Corp	2,474
39,433		MKS Instruments, Inc	1,496
29,204		Monolithic Power Systems, Inc	1,481
18,167	*	Nanometrics, Inc	293
21,168	*	NeoPhotonics Corp Ltd	193
3,184		NVE Corp	250
397,834		Nvidia Corp	8,000
42,436	*	Omnivision Technologies, Inc	1,112
317,509	*	ON Semiconductor Corp	3,712
20,605	*	PDF Solutions, Inc	330
18,677		Pericom Semiconductor Corp	246
46,544	*	Photronics, Inc	443
130,681	*	PMC - Sierra, Inc	1,119
22,599		Power Integrations, Inc	1,021
110,554	*	Qorvo, Inc	8,874
84,186	*	Rambus, Inc	1,220
25,190	*	Rudolph Technologies, Inc	303
49,258	*	Semtech Corp	978
25,567	*	Sigma Designs, Inc	305
32,473	*	Silicon Laboratories, Inc	1,754
141,463		Skyworks Solutions, Inc	14,726
201,565	*	SunEdison, Inc	6,029
40,052	*,e	SunPower Corp	1,138
157,133		Teradyne, Inc	3,031
39,803		Tessera Technologies, Inc	1,512
769,519		Texas Instruments, Inc	39,638
23,500	*	Ultra Clean Holdings	146
21,651	*	Ultratech, Inc	402
29,696	*	Veeco Instruments, Inc	853
37,527	*	Xcerra Corp	284
191,407		Xilinx, Inc	8,453
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	404,519

SOFTWARE & SERVICES - 10.5%
13,574	*	6D Global Technologies, Inc	89
24,811	*	A10 Networks, Inc	160
464,742		Accenture plc	44,978
86,241	*	ACI Worldwide, Inc	2,119
373,272		Activision Blizzard, Inc	9,037
32,107	*	Actua Corp	458
57,158	*	Acxiom Corp	1,005
370,138	*	Adobe Systems, Inc	29,985
39,195		Advent Software, Inc	1,733
132,262	*	Akamai Technologies, Inc	9,235
305

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
45,840	*	Alliance Data Systems Corp	$13,383
11,882	*,e	Amber Road, Inc	83
114,365		Amdocs Ltd	6,243
15,720	*	American Software, Inc (Class A)	149
32,146	*	Angie’s List, Inc	198
66,392	*	Ansys, Inc	6,058
3,095	*	Apigee Corp	31
63,153	*	Aspen Technology, Inc	2,877
168,621	*	Autodesk, Inc	8,444
347,807		Automatic Data Processing, Inc	27,905
30,408	*	AVG Technologies NV	827
50,870	*	Bankrate, Inc	534
5,965	*,e	Barracuda Networks, Inc	236
44,088	*,e	Bazaarvoice, Inc	260
5,721	*,e	Benefitfocus, Inc	251
15,413	*	Black Knight Financial Services, Inc	476
35,258		Blackbaud, Inc	2,008
40,135	*	Blackhawk Network Holdings, Inc	1,654
30,473	*	Blucora, Inc	492
75,290		Booz Allen Hamilton Holding Co	1,900
29,562	*	Bottomline Technologies, Inc	822
9,849	*	Box, Inc	184
20,694	*	Brightcove, Inc	142
88,805		Broadridge Financial Solutions, Inc	4,441
21,331	*	BroadSoft, Inc	737
233,581		CA, Inc	6,842
17,838	*	CACI International, Inc (Class A)	1,443
216,614	*,e	Cadence Design Systems, Inc	4,259
40,638	*	Callidus Software, Inc	633
13,412	*	Carbonite, Inc	158
33,955	*	Cardtronics, Inc	1,258
13,954	*,e	Care.com, Inc	83
8,603		Cass Information Systems, Inc	484
118,692		CDK Global, Inc	6,407
15,814	*,e	ChannelAdvisor Corp	189
52,926	*	Ciber, Inc	183
24,317	*,e	Cimpress NV	2,046
118,705	*	Citrix Systems, Inc	8,328
22,219	*	ClickSoftware Technologies Ltd	279
451,695	*	Cognizant Technology Solutions Corp (Class A)	27,594
33,614	*	Commvault Systems, Inc	1,426
102,697		Computer Sciences Corp	6,741
25,588	*	comScore, Inc	1,363
16,654	*	Comverse, Inc	334
23,960	*	Constant Contact, Inc	689
73,137		Convergys Corp	1,864
40,208	*	Cornerstone OnDemand, Inc	1,399
23,982	*	CoStar Group, Inc	4,827
45,152	*,e	Coupons.com, Inc	487
24,883		CSG Systems International, Inc	788
17,592	*,e	Cvent, Inc	453
20,584	*	Cyan, Inc	108
306

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
15,267	*	Datalink Corp	$136
40,435	*	DealerTrack Holdings, Inc	2,539
24,614	*,e	Demandware, Inc	1,750
32,513	*	DHI Group, Inc	289
5,437	e	Digimarc Corp	245
37,568	*	Digital Turbine, Inc	113
27,103		DST Systems, Inc	3,414
77,306		EarthLink Holdings Corp	579
898,445	*	eBay, Inc	54,122
19,966	e	Ebix, Inc	651
232,633	*	Electronic Arts, Inc	15,470
21,694	*	Ellie Mae, Inc	1,514
43,380	*,e	Endurance International Group Holdings, Inc	896
20,747	*	EnerNOC, Inc	201
25,859	*	Envestnet, Inc	1,045
36,125	*	EPAM Systems, Inc	2,573
25,591		EPIQ Systems, Inc	432
3,943	*	ePlus, Inc	302
42,058		Equinix, Inc	10,683
37,881	*	Euronet Worldwide, Inc	2,337
48,388		EVERTEC, Inc	1,028
15,773	*,e	Everyday Health, Inc	202
24,918	*	ExlService Holdings, Inc	862
1,600,576	*	Facebook, Inc	137,273
30,901		Factset Research Systems, Inc	5,022
23,064		Fair Isaac Corp	2,094
209,784		Fidelity National Information Services, Inc	12,965
102,019	*,e	FireEye, Inc	4,990
67,170	*	First American Corp	2,666
175,314	*	Fiserv, Inc	14,521
18,028	*,e	Five9, Inc	94
67,800	*	FleetCor Technologies, Inc	10,581
28,477	*,e	FleetMatics Group plc	1,334
8,265		Forrester Research, Inc	298
105,618	*	Fortinet, Inc	4,365
61,489	*	Gartner, Inc	5,275
118,380	*	Genpact Ltd	2,525
20,054	*	Gigamon, Inc	662
51,313	*	Global Cash Access, Inc	397
49,296		Global Payments, Inc	5,100
11,456	*,e	Globant S.A.	349
88,947	*,e	Glu Mobile, Inc	552
17,503	*	GoDaddy, Inc	493
42,541	*,e	Gogo, Inc	912
217,501	*	Google, Inc	113,212
213,159	*	Google, Inc (Class A)	115,114
55,694	*	GrubHub, Inc	1,897
18,192	*	GTT Communications, Inc	434
13,242	*,e	Guidance Software, Inc	112
51,316	*	Guidewire Software, Inc	2,716
17,956		Hackett Group, Inc	241
27,069		Heartland Payment Systems, Inc	1,463
307

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
70,903	*	HomeAway, Inc	$2,206
5,610	*	Hortonworks, Inc	142
14,191	*	HubSpot, Inc	704
54,320		IAC/InterActiveCorp	4,327
27,237	*	iGate Corp	1,299
19,610	*	Imperva, Inc	1,328
41,826	*	Infoblox, Inc	1,096
77,617	*	Informatica Corp	3,762
12,605	*,e	Interactive Intelligence, Inc	561
40,309	*	Internap Network Services Corp	373
671,642		International Business Machines Corp	109,249
204,082		Intuit, Inc	20,565
36,074		j2 Global, Inc	2,451
60,792		Jack Henry & Associates, Inc	3,933
30,270	*	Jive Software, Inc	159
58,933		King Digital Entertainment plc	840
19,259	*	Knot, Inc	315
49,809		Leidos Holdings, Inc	2,011
50,188	*,e	LendingClub Corp	740
50,961	*	Limelight Networks, Inc	201
80,906	*	LinkedIn Corp	16,718
44,720	*	Lionbridge Technologies	276
19,090	*,e	Liquidity Services, Inc	184
40,701	*	Liveperson, Inc	399
18,232	*	LogMeIn, Inc	1,176
13,441	*	Luxoft Holding, Inc	760
54,701	*	Manhattan Associates, Inc	3,263
18,418		Mantech International Corp (Class A)	534
25,119		Marchex, Inc (Class B)	124
20,549	*,e	Marin Software, Inc	138
25,709	*,e	Marketo, Inc	721
739,700		Mastercard, Inc (Class A)	69,147
48,838		MAXIMUS, Inc	3,210
5,551	*	MAXPOINT INTERACTIVE,Inc	45
73,403		Mentor Graphics Corp	1,940
5,983,771		Microsoft Corp	264,184
6,844	*	MicroStrategy, Inc (Class A)	1,164
86,729	*,e	Millennial Media, Inc	140
29,654	*,e	MobileIron, Inc	175
14,483	*	Model N, Inc	172
33,165	*,e	ModusLink Global Solutions, Inc	113
22,389	*	MoneyGram International, Inc	206
29,292		Monotype Imaging Holdings, Inc	706
70,908	*,e	Monster Worldwide, Inc	464
27,911	*,e	Netscout Systems, Inc	1,023
29,548	*,e	NetSuite, Inc	2,711
42,216	*,e	NeuStar, Inc (Class A)	1,233
4,154	*	New Relic, Inc	146
48,579		NIC, Inc	888
187,240	*	Nuance Communications, Inc	3,279
19,789	*,e	OPOWER, Inc	228
2,343,471		Oracle Corp	94,442
308

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
155,524	*	Pandora Media, Inc	$2,417
7,197	*,e	Park City Group, Inc	89
240,713		Paychex, Inc	11,285
23,354	*	Paycom Software, Inc	798
11,222	*,e	Paylocity Holding Corp	402
24,918		Pegasystems, Inc	570
25,493	*	Perficient, Inc	490
8,684	*	PFSweb, Inc	120
38,195	*	Progress Software Corp	1,050
29,179	*,e	Proofpoint, Inc	1,858
17,256	*	PROS Holdings, Inc	364
85,331	*	PTC, Inc	3,500
14,350	*	Q2 Holdings, Inc	405
7,729		QAD, Inc (Class A)	204
67,392	*	QLIK Technologies, Inc	2,356
18,223	*,e	Qualys, Inc	735
20,643	*	QuinStreet, Inc	133
91,063	*	Rackspace Hosting, Inc	3,387
20,376	*	Rally Software Development Corp	396
18,038	*	RealNetworks, Inc	98
39,496	*	RealPage, Inc	753
135,645	*	Red Hat, Inc	10,299
6,528		Reis, Inc	145
28,776	*	RetailMeNot, Inc	513
20,141	*,e	Rocket Fuel, Inc	165
65,478	*,e	Rovi Corp	1,044
18,722	*	Rubicon Project, Inc	280
83,383		Sabre Corp	1,984
485,133	*	Salesforce.com, Inc	33,780
17,304	e	Sapiens International Corp NV	180
34,016		Science Applications International Corp	1,798
21,075	*	Sciquest, Inc	312
24,634	*	Seachange International, Inc	173
113,734	*	ServiceNow, Inc	8,452
46,932	*	ServiceSource International LLC	257
14,547	*,e	Shutterstock, Inc	853
26,176	*,e	Silver Spring Networks, Inc	325
49,819	*	SolarWinds, Inc	2,298
49,541		Solera Holdings, Inc	2,208
92,607	*	Splunk, Inc	6,447
12,246	*	SPS Commerce, Inc	806
52,847		SS&C Technologies Holdings, Inc	3,303
10,609	*	Stamps.com, Inc	780
29,262	*	Sykes Enterprises, Inc	710
503,573		Symantec Corp	11,708
28,696	*	Synchronoss Technologies, Inc	1,312
114,574	*	Synopsys, Inc	5,803
23,254	*	Syntel, Inc	1,104
30,239	*	TA Indigo Holding Corp	360
36,581	*	Tableau Software, Inc	4,218
62,894	*	Take-Two Interactive Software, Inc	1,734
29,444	*	Tangoe, Inc	370
309

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
12,153	*	TechTarget, Inc	$109
37,654	*	TeleCommunication Systems, Inc (Class A)	125
20,400	*	TeleNav, Inc	164
13,212		TeleTech Holdings, Inc	358
104,965	*,e	Teradata Corp	3,884
14,409	*,e	Textura Corp	401
71,591	*	TiVo, Inc	726
122,214		Total System Services, Inc	5,105
6,116	*	Travelzoo, Inc	69
36,314	*,e	TrueCar, Inc	435
10,595	*	TubeMogul, Inc	151
418,135	*	Twitter, Inc	15,145
24,991	*	Tyler Technologies, Inc	3,233
21,175	*	Ultimate Software Group, Inc	3,480
38,674	*	Unisys Corp	773
11,210	*	United Online, Inc	176
105,809	*	Vantiv, Inc	4,041
6,363	*,e	Varonis Systems, Inc	141
21,489	*,e	Vasco Data Security International	649
84,224	*	VeriFone Systems, Inc	2,860
45,384	*	Verint Systems, Inc	2,757
76,695	*,e	VeriSign, Inc	4,734
32,131	*,e	VirnetX Holding Corp	135
21,946	*	Virtusa Corp	1,128
1,447,991		Visa, Inc (Class A)	97,233
60,583	*	VMware, Inc (Class A)	5,194
28,678	*	WebMD Health Corp (Class A)	1,270
32,723	*	Website Pros, Inc	793
382,980		Western Union Co	7,786
28,569	*	WEX, Inc	3,256
14,146	*,e	Wix.com Ltd	334
78,368	*	Workday, Inc	5,987
4,998	*	Workiva, Inc	69
817,071		Xerox Corp	8,694
23,310	*,e	Xoom Corp	491
694,256	*	Yahoo!, Inc	27,277
47,998	*	Yelp, Inc	2,065
14,042	*	Yodlee, Inc	203
39,804	*	Zendesk, Inc	884
32,505	*,e	Zillow Group, Inc	2,819
47,197	*	Zix Corp	244
565,694	*	Zynga, Inc	1,618
		TOTAL SOFTWARE & SERVICES	1,787,137

TECHNOLOGY HARDWARE & EQUIPMENT - 6.0%
83,151	*,e	3D Systems Corp	1,623
39,852		Adtran, Inc	648
16,323	*,e	Aerohive Networks, Inc	114
11,056	*	Agilysys, Inc	102
9,098	e	Alliance Fiber Optic Products, Inc	169
228,592		Amphenol Corp (Class A)	13,251
21,094		Anixter International, Inc	1,374
310

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
4,261,350		Apple, Inc	$534,480
11,231	*,e	Applied Optoelectronics, Inc	195
24,889	*,e	Arista Networks, Inc	2,034
100,254	*	ARRIS Group, Inc	3,068
69,937	*	Arrow Electronics, Inc	3,903
24,161	*	Avid Technology, Inc	322
99,266		Avnet, Inc	4,081
34,410		AVX Corp	463
11,475	e	Badger Meter, Inc	729
7,316		Bel Fuse, Inc (Class B)	150
31,469		Belden CDT, Inc	2,556
39,122	*	Benchmark Electronics, Inc	852
12,526		Black Box Corp	251
309,327		Brocade Communications Systems, Inc	3,675
26,799	*,e	CalAmp Corp	489
28,887	*	Calix Networks, Inc	220
96,346		CDW Corp	3,303
30,668		Checkpoint Systems, Inc	312
86,902	*	Ciena Corp	2,058
3,761,726		Cisco Systems, Inc	103,297
8,964	*,e	Clearfield, Inc	143
64,456		Cognex Corp	3,100
17,685	*	Coherent, Inc	1,123
77,590	*	CommScope Holding Co, Inc	2,367
11,551		Comtech Telecommunications Corp	336
15,682	*,e	Control4 Corp	139
930,751		Corning, Inc	18,364
29,620	*	Cray, Inc	874
23,637		CTS Corp	456
27,847		Daktronics, Inc	330
47,853		Diebold, Inc	1,675
18,652	*	Digi International, Inc	178
36,841		Dolby Laboratories, Inc (Class A)	1,462
46,638	*	Dot Hill Systems Corp	285
13,244	*	DTS, Inc	404
13,533	*,e	Eastman Kodak Co	227
32,770	*	EchoStar Corp (Class A)	1,595
11,677		Electro Rent Corp	127
35,264	*	Electronics for Imaging, Inc	1,534
1,436,792		EMC Corp	37,917
18,982	*	EMCORE Corp	114
79,396	*	Extreme Networks, Inc	214
53,266	*	F5 Networks, Inc	6,411
26,560	*	Fabrinet	497
12,851	*	FARO Technologies, Inc	600
30,706		FEI Co	2,546
76,718	*,e	Finisar Corp	1,371
104,125		Flir Systems, Inc	3,209
25,552	*	GSI Group, Inc	384
67,185	*	Harmonic, Inc	459
91,398		Harris Corp	7,029
1,344,424		Hewlett-Packard Co	40,346
311

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
39,772	*	II-VI, Inc	$755
27,939	*	Imation Corp	113
21,661	*	Immersion Corp	274
95,498	*,e	Infinera Corp	2,004
113,829	*	Ingram Micro, Inc (Class A)	2,849
28,444	*	Insight Enterprises, Inc	851
26,730		InterDigital, Inc	1,521
57,029	*,e	InvenSense, Inc	861
25,418	*,e	IPG Photonics Corp	2,165
28,730	*	Itron, Inc	989
43,041	*	Ixia	535
143,551		Jabil Circuit, Inc	3,056
173,185	*	JDS Uniphase Corp	2,005
291,880		Juniper Networks, Inc	7,580
125,388	*	Keysight Technologies, Inc	3,911
21,162	*	Kimball Electronics, Inc	309
64,648	*,e	Knowles Corp	1,170
10,929	*	KVH Industries, Inc	147
45,344		Lexmark International, Inc (Class A)	2,004
16,687		Littelfuse, Inc	1,583
23,128	*	Mercury Computer Systems, Inc	339
1,988	e	Mesa Laboratories, Inc	177
28,385		Methode Electronics, Inc	779
156,071		Motorola, Inc	8,949
11,234		MTS Systems Corp	775
6,959	*	Multi-Fineline Electronix, Inc	152
83,376		National Instruments Corp	2,456
125,398	*	NCR Corp	3,774
229,985		NetApp, Inc	7,258
26,175	*	Netgear, Inc	786
27,910	*	Newport Corp	529
37,400	*,e	Nimble Storage, Inc	1,049
29,647	*	Novatel Wireless, Inc	96
72,862	*,e	Oclaro, Inc	165
14,702	*	OSI Systems, Inc	1,041
53,646	*	Palo Alto Networks, Inc	9,372
16,460		Park Electrochemical Corp	315
6,868		PC Connection, Inc	170
29,009		Plantronics, Inc	1,634
25,402	*	Plexus Corp	1,115
100,006	*	Polycom, Inc	1,144
65,614	*	QLogic Corp	931
1,205,755		Qualcomm, Inc	75,516
171,155	*	Quantum Corp	288
31,179	*	RealD, Inc	384
21,664	*	Rofin-Sinar Technologies, Inc	598
13,791	*	Rogers Corp	912
55,372	*	Ruckus Wireless, Inc	573
153,815		SanDisk Corp	8,955
61,646	*	Sanmina Corp	1,243
21,738	*	Scansource, Inc	827
43,182	*	ShoreTel, Inc	293
312

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
25,143	*,e	Silicon Graphics International Corp	$163
37,508	*	Sonus Networks, Inc	260
37,383	*,e	Stratasys Ltd	1,306
27,221	*	Super Micro Computer, Inc	805
27,223	*	Synaptics, Inc	2,361
21,522		SYNNEX Corp	1,575
26,973	*	Tech Data Corp	1,553
192,019	*	Trimble Navigation Ltd	4,505
44,290	*	TTM Technologies, Inc	442
22,392	e	Ubiquiti Networks, Inc	715
29,474	*,e	Universal Display Corp	1,525
31,477	*	Viasat, Inc	1,897
60,568	*,e	Violin Memory, Inc	148
100,754	e	Vishay Intertechnology, Inc	1,177
9,508	*	Vishay Precision Group, Inc	143
165,870		Western Digital Corp	13,008
38,312	*	Zebra Technologies Corp (Class A)	4,255
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	1,022,650

TELECOMMUNICATION SERVICES - 2.0%
66,124	*	8x8, Inc	592
3,841,077		AT&T, Inc	136,435
7,918		Atlantic Tele-Network, Inc	547
27,406	*	Boingo Wireless, Inc	226
416,899		CenturyTel, Inc	12,249
149,815	*	Cincinnati Bell, Inc	572
34,230		Cogent Communications Group, Inc	1,158
38,388		Consolidated Communications Holdings, Inc	807
16,551	*	Fairpoint Communications, Inc	302
743,607	e	Frontier Communications Corp	3,681
24,304	*	General Communication, Inc (Class A)	413
348,844	*,e	Globalstar, Inc	736
7,568	*	Hawaiian Telcom Holdco, Inc	198
10,513		IDT Corp (Class B)	190
45,794	*	inContact, Inc	452
25,073		Inteliquent, Inc	461
20,308	*,e	Intelsat S.A.	201
60,764	*,e	Iridium Communications, Inc	552
213,185	*	Level 3 Communications, Inc	11,228
16,622		Lumos Networks Corp	246
11,759	*,e	NTELOS Holdings Corp	54
44,329	*	Orbcomm, Inc	299
9,439	*	Pacific DataVision, Inc	398
35,134	*	Premiere Global Services, Inc	362
39,806	*	RingCentral, Inc	736
95,804	*	SBA Communications Corp (Class A)	11,015
18,151		Shenandoah Telecom Co	621
17,224		Spok Holdings, Inc	290
551,084	*,e	Sprint Corp	2,513
6,721	*	Straight Path Communications, Inc	220
68,830		Telephone & Data Systems, Inc	2,024
203,125	*	T-Mobile US, Inc	7,875
313

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
9,529	*	US Cellular Corp	$359
3,017,135		Verizon Communications, Inc	140,629
137,981	*	Vonage Holdings Corp	678
76,638	e	Windstream Holdings, Inc	489
105,945	*	Zayo Group Holdings, Inc	2,725
		TOTAL TELECOMMUNICATION SERVICES	342,533

TRANSPORTATION - 2.1%
40,179	*	Air Transport Services Group, Inc	421
95,969		Alaska Air Group, Inc	6,183
9,935		Allegiant Travel Co	1,767
5,332		Amerco, Inc	1,743
512,493		American Airlines Group, Inc	20,466
19,331		Arkansas Best Corp	615
18,341	*	Atlas Air Worldwide Holdings, Inc	1,008
78,384	*	Avis Budget Group, Inc	3,455
20,049		Celadon Group, Inc	415
107,766		CH Robinson Worldwide, Inc	6,724
42,760		Con-Way, Inc	1,641
24,453	e	Copa Holdings S.A. (Class A)	2,020
8,672	*	Covenant Transportation Group, Inc	217
731,012		CSX Corp	23,868
603,800		Delta Air Lines, Inc	24,805
15,158	*	Eagle Bulk Shipping, Inc	106
21,969	*	Echo Global Logistics, Inc	717
141,591		Expeditors International of Washington, Inc	6,528
209,880		FedEx Corp	35,764
22,919		Forward Air Corp	1,198
39,257	*	Genesee & Wyoming, Inc (Class A)	2,991
47,727	*,e	Golden Ocean Group Ltd (Oslo)	184
34,479	*	Hawaiian Holdings, Inc	819
36,950		Heartland Express, Inc	747
299,972	*	Hertz Global Holdings, Inc	5,435
26,734	*	Hub Group, Inc (Class A)	1,078
68,104		J.B. Hunt Transport Services, Inc	5,591
231,738	*	JetBlue Airways Corp	4,811
81,773		Kansas City Southern Industries, Inc	7,458
41,240	*	Kirby Corp	3,161
45,057		Knight Transportation, Inc	1,205
33,557		Landstar System, Inc	2,244
50,509		Macquarie Infrastructure Co LLC	4,174
17,739		Marten Transport Ltd	385
32,238		Matson, Inc	1,355
60,245		Navios Maritime Holdings, Inc	224
225,613		Norfolk Southern Corp	19,710
51,170	*	Old Dominion Freight Line	3,510
2,470	*	PAM Transportation Services, Inc	143
6,136		Park-Ohio Holdings Corp	297
20,803	*	Quality Distribution, Inc	322
17,329	*	Radiant Logistics, Inc	127
36,815	*	Republic Airways Holdings, Inc	338
20,933	*	Roadrunner Transportation Services Holdings, Inc	540
314

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
39,438		Ryder System, Inc	$3,446
30,068		Safe Bulkers, Inc	97
18,094	*	Saia, Inc	711
137,961	*,e	Scorpio Bulkers, Inc	225
40,260		Skywest, Inc	605
494,314		Southwest Airlines Co	16,357
53,890	*	Spirit Airlines, Inc	3,347
63,781	*	Swift Transportation Co, Inc	1,446
647,906		Union Pacific Corp	61,791
282,063	*	United Continental Holdings, Inc	14,952
518,852		United Parcel Service, Inc (Class B)	50,282
6,297		Universal Truckload Services, Inc	138
7,128	*	USA Truck, Inc	151
69,158	*,e	UTI Worldwide, Inc	691
18,831	*,e	Virgin America, Inc	517
34,798		Werner Enterprises, Inc	913
44,920	*	Wesco Aircraft Holdings, Inc	681
52,800	*,e	XPO Logistics, Inc	2,385
23,809	*	YRC Worldwide, Inc	309
		TOTAL TRANSPORTATION	365,554

UTILITIES - 2.9%
35,975	e	Abengoa Yield plc	1,127
502,237		AES Corp	6,660
88,857		AGL Resources, Inc	4,137
35,666		Allete, Inc	1,655
83,430		Alliant Energy Corp	4,816
179,688		Ameren Corp	6,771
361,395		American Electric Power Co, Inc	19,143
29,456		American States Water Co	1,101
133,205		American Water Works Co, Inc	6,478
134,973		Aqua America, Inc	3,305
4,909		Artesian Resources Corp	104
92,825	e	Atlantic Power Corp	286
73,233		Atmos Energy Corp	3,755
45,672		Avista Corp	1,400
33,522		Black Hills Corp	1,463
35,650		California Water Service Group	815
276,377	*	Calpine Corp	4,972
318,361		Centerpoint Energy, Inc	6,058
11,590		Chesapeake Utilities Corp	624
46,444		Cleco Corp	2,501
203,302		CMS Energy Corp	6,473
8,405		Connecticut Water Service, Inc	287
216,563		Consolidated Edison, Inc	12,535
10,961		Consolidated Water Co, Inc	138
438,500		Dominion Resources, Inc	29,322
131,940		DTE Energy Co	9,848
511,506		Duke Energy Corp	36,123
94,898	*	Dynegy, Inc	2,776
239,987		Edison International	13,338
30,616		El Paso Electric Co	1,061
315

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
33,239	e	Empire District Electric Co	$725
132,825		Entergy Corp	9,364
235,099		Eversource Energy	10,676
637,066		Exelon Corp	20,017
311,936		FirstEnergy Corp	10,154
9,378		Genie Energy Ltd	98
114,306		Great Plains Energy, Inc	2,762
79,361		Hawaiian Electric Industries, Inc	2,359
37,236		Idacorp, Inc	2,090
114,807		ITC Holdings Corp	3,694
32,340		Laclede Group, Inc	1,684
144,429		MDU Resources Group, Inc	2,821
26,250		MGE Energy, Inc	1,017
11,759		Middlesex Water Co	265
62,456	e	National Fuel Gas Co	3,678
63,442		New Jersey Resources Corp	1,748
328,258		NextEra Energy, Inc	32,179
234,601		NiSource, Inc	10,695
22,143		Northwest Natural Gas Co	934
33,520		NorthWestern Corp	1,634
245,109		NRG Energy, Inc	5,608
21,934	e	NRG Yield, Inc (Class A)	482
25,354	e	NRG Yield, Inc (Class C)	555
147,340		OGE Energy Corp	4,210
39,547		ONE Gas, Inc	1,683
27,707	e	Ormat Technologies, Inc	1,044
27,545		Otter Tail Corp	733
38,404	e	Pattern Energy Group, Inc	1,090
187,067		Pepco Holdings, Inc	5,040
354,104		PG&E Corp	17,387
58,125		Piedmont Natural Gas Co, Inc	2,052
81,970		Pinnacle West Capital Corp	4,663
58,763		PNM Resources, Inc	1,446
58,032		Portland General Electric Co	1,924
494,370		PPL Corp	14,569
374,289		Public Service Enterprise Group, Inc	14,702
130,852		Questar Corp	2,736
104,543		SCANA Corp	5,295
183,199		Sempra Energy	18,126
12,005		SJW Corp	368
49,250		South Jersey Industries, Inc	1,218
670,636		Southern Co	28,100
34,400		Southwest Gas Corp	1,830
62,722	*	Talen Energy Corp	1,076
170,423		TECO Energy, Inc	3,010
37,840		TerraForm Power, Inc	1,437
128,103		UGI Corp	4,413
41,780		UIL Holdings Corp	1,914
10,272		Unitil Corp	339
61,078		Vectren Corp	2,350
15,334	*	Vivint Solar, Inc	187
233,695	*,e	WEC Energy Group, Inc	10,509
316

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
96,665		Westar Energy, Inc	$3,308
36,819		WGL Holdings, Inc	1,999
375,757		Xcel Energy, Inc	12,092
9,006		York Water Co	188
		TOTAL UTILITIES	485,349
		TOTAL COMMON STOCKS	16,978,808
		(Cost $9,364,976)

RIGHTS / WARRANTS - 0.0%
ENERGY - 0.0%
15,560	m	Magnum Hunter Resources Corp	0
		TOTAL ENERGY	0

HEALTH CARE EQUIPMENT & SERVICES - 0.0%
151		BioScrip, Inc	0
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
10,743	m	Forest Laboratories, Inc CVR	10
6,747	m	Furiex Pharmaceuticals, Inc	66
4,045	m	Omthera Pharmaceuticals, Inc	2
28,951	m	Trius Therapeutics, Inc	4
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	82

SOFTWARE & SERVICES - 0.0%
19,206	m	Gerber Scientific, Inc	0
		TOTAL SOFTWARE & SERVICES	0

TELECOMMUNICATION SERVICES - 0.0%
46,753	m	Leap Wireless International, Inc	118
		TOTAL TELECOMMUNICATION SERVICES	118

		TOTAL RIGHTS / WARRANTS	200
		(Cost $184)

SHORT-TERM INVESTMENTS - 3.2%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 3.2%
548,286,817	a,c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	548,287
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	548,287

		TOTAL SHORT-TERM INVESTMENTS	548,287
		(Cost $548,287)
317

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

VALUE
(000)
TOTAL INVESTMENTS - 103.0%	$17,527,295
(Cost $9,913,447)
OTHER ASSETS & LIABILITIES, NET - (3.0)%	(514,615)
NET ASSETS - 100.0%	$17,012,680

Abbreviation(s):
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depository Receipts

*	Non-income producing
^	Amount represents less than $1,000.
a	Affiliated holding
c	Investments made with cash collateral received from securites on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $538,804,000.
m	Indicates a security that has been deemed illiquid.

Cost amounts are in thousands.
318

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

COLLEGE RETIREMENT EQUITIES FUND

BOND MARKET ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2015

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
BANK LOAN OBLIGATIONS - 0.9%

AUTOMOBILES & COMPONENTS - 0.1%
$4,962,500	i	Gates Global LLC	4.250%	07/05/21	$4,882
4,423,077	i	INA Beteiligungsgesellschaft mbH	4.250	05/15/20	4,440
		TOTAL AUTOMOBILES & COMPONENTS			9,322

CAPITAL GOODS - 0.0%
4,259,379	i	TransDigm, Inc	3.750	02/28/20	4,222
		TOTAL CAPITAL GOODS			4,222

COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
2,719,656	i	Capital Safety North America	3.750	03/29/21	2,712
665,000	i	Staples, Inc	3.500	04/24/21	663
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			3,375

CONSUMER DURABLES & APPAREL - 0.0%
1,197,000	i	Hanesbrands, Inc	3.250	04/29/22	1,203
		TOTAL CONSUMER DURABLES & APPAREL			1,203

CONSUMER SERVICES - 0.1%
3,807,407	i	1011778 BC ULC	3.750	12/12/21	3,802
4,234,234	i	Hilton Worldwide	3.500	10/26/20	4,235
4,949,239	i	MGM Resorts International	3.500	12/20/19	4,911
		TOTAL CONSUMER SERVICES			12,948

DIVERSIFIED FINANCIALS - 0.0%
4,949,875	i	TransUnion LLC	3.750	04/09/21	4,903
		TOTAL DIVERSIFIED FINANCIALS			4,903

ENERGY - 0.0%
168,582	i	Granite Acquisition, Inc	5.000	12/19/21	170
3,812,261	i	Granite Acquisition, Inc	5.000	12/19/21	3,850
		TOTAL ENERGY			4,020

FOOD & STAPLES RETAILING - 0.1%
5,550,000	i	Albertson’s Holdings LLC	5.500	08/25/21	5,571
		TOTAL FOOD & STAPLES RETAILING			5,571

FOOD, BEVERAGE & TOBACCO - 0.1%
6,998,607	i	HJ Heinz Co	3.000	06/07/19	6,996
		TOTAL FOOD, BEVERAGE & TOBACCO			6,996

HEALTH CARE EQUIPMENT & SERVICES - 0.1%
3,589,986	i	Capsugel Holdings US, Inc	3.500	08/01/18	3,586
303,898	i	CHS/Community Health Systems	4.000	01/27/21	304
1,683,000	i	DaVita HealthCare Partners, Inc	3.500	06/24/21	1,682
319

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$2,960,896	i	Kinetic Concepts, Inc	4.000%	11/04/16	$2,961
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			8,533

MATERIALS - 0.1%
889,530	i	Eco Services Operations LLC	4.750	12/04/21	883
1,123,000	i	Minerals Technologies, Inc	3.750	05/09/21	1,122
4,034,664	i	Minerals Technologies, Inc	3.750	05/09/21	4,031
3,374,500	i	Solenis International LP	4.250	07/31/21	3,355
		TOTAL MATERIALS			9,391

MEDIA - 0.1%
5,000,000	i	CBS Outdoor Americas Capital LLC	3.000	02/01/21	4,982
4,525,502	i	MTL Publishing LLC	3.750	06/29/18	4,515
1,807,855	i	Univision Communications, Inc	4.000	03/01/20	1,793
3,029,946	i	Virgin Media Investment Holdings Ltd	3.500	06/30/23	2,997
		TOTAL MEDIA			14,287

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
800,000	i	Endo Luxembourg Finance I Co Sarl	3.750	06/24/22	801
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			801

RETAILING - 0.0%
697,595	i	Dollar Tree, Inc	3.500	03/09/22	697
850,000	i	PetSmart, Inc	4.250	03/10/22	848
		TOTAL RETAILING			1,545

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
10,719,659	i	Avago Technologies Ltd	3.750	05/06/21	10,729
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			10,729

SOFTWARE & SERVICES - 0.1%
3,160,030	i	Activision Blizzard, Inc	3.250	10/11/20	3,167
4,949,875	i	IMS Health, Inc	3.500	03/17/21	4,919
413,677	i	SS&C Technologies Holdings Europe SARL	4.000	06/23/22	413
1,836,323	i	SS&C Technologies Holdings, Inc	4.000	06/23/22	1,835
		TOTAL SOFTWARE & SERVICES			10,334

TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
4,751,637	i	NXP BV	3.250	01/11/20	4,731
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			4,731

TELECOMMUNICATION SERVICES - 0.0%
1,225,000	i	CommScope Holding Co, Inc	3.750	05/29/22	1,222
		TOTAL TELECOMMUNICATION SERVICES			1,222

UTILITIES - 0.0%
194,500	i	Calpine Corp	4.000	10/09/19	194
		TOTAL UTILITIES			194

		TOTAL BANK LOAN OBLIGATIONS			114,327
		(Cost $114,356)
320

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
BONDS - 97.6%

CORPORATE BONDS - 37.3%

AUTOMOBILES & COMPONENTS - 0.3%
$10,300,000		Ford Motor Co	4.750%	01/15/43	$10,019
1,000,000	g	Gates Global LLC	6.000	07/15/22	905
1,900,000	g	Hyundai Capital Services, Inc	2.625	09/29/20	1,890
13,950,000		Johnson Controls, Inc	4.625	07/02/44	13,262
8,675,000		Magna International, Inc	3.625	06/15/24	8,531
350,000	g	ZF North America Capital, Inc	4.000	04/29/20	350
175,000	g	ZF North America Capital, Inc	4.500	04/29/22	172
350,000	g	ZF North America Capital, Inc	4.750	04/29/25	340
		TOTAL AUTOMOBILES & COMPONENTS			35,469

BANKS - 7.0%
3,100,000	g	Akbank TAS	4.000	01/24/20	3,020
2,300,000	g	Akbank TAS	5.125	03/31/25	2,199
750,000	g	Alfa Bond Issuance plc for OJSC Alfa Bank	7.750	04/28/21	738
2,500,000		Banco de Oro Unibank, Inc	3.875	04/22/16	2,520
6,250,000	g	Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander	4.125	11/09/22	6,222
4,350,000		Bancolombia S.A.	5.950	06/03/21	4,770
1,500,000	g	Bank Nederlandse Gemeenten	1.375	03/19/18	1,507
3,000,000	g	Bank Nederlandse Gemeenten	1.875	06/11/19	3,031
5,000,000	g	Bank Nederlandse Gemeenten	2.625	04/28/21	5,130
15,175,000		Bank of America Corp	3.750	07/12/16	15,555
18,550,000		Bank of America Corp	5.300	03/15/17	19,645
8,525,000		Bank of America Corp	6.000	09/01/17	9,268
9,000,000		Bank of America Corp	2.600	01/15/19	9,092
16,500,000		Bank of America Corp	4.000	01/22/25	16,052
12,050,000		Bank of America Corp	3.950	04/21/25	11,621
9,825,000		Bank of America Corp	4.750	04/21/45	9,079
27,700,000	g	Bank of Montreal	2.625	01/25/16	28,022
29,500,000	g	Bank of Nova Scotia	2.150	08/03/16	29,959
25,000,000		Bank of Nova Scotia	2.125	09/11/19	25,139
5,850,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	02/23/17	5,928
5,450,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	09/08/19	5,439
7,100,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	3.250	09/08/24	7,005
8,075,000		Barclays plc	2.750	11/08/19	8,017
13,300,000		Barclays plc	3.650	03/16/25	12,579
5,190,000	g	BBVA Banco Continental S.A.	3.250	04/08/18	5,261
3,200,000		Branch Banking & Trust Co	2.300	10/15/18	3,247
12,500,000	g	Canadian Imperial Bank of Commerce	2.750	01/27/16	12,656
11,850,000		Capital One Bank USA NA	2.950	07/23/21	11,639
4,500,000		Capital One Bank USA NA	3.375	02/15/23	4,366
8,425,000		Citigroup, Inc	1.300	11/15/16	8,418
9,300,000		Citigroup, Inc	2.550	04/08/19	9,371
11,000,000		Citigroup, Inc	3.875	10/25/23	11,211
6,300,000		Citigroup, Inc	3.750	06/16/24	6,328
23,075,000		Citigroup, Inc	3.300	04/27/25	22,154
13,175,000		Citigroup, Inc	4.400	06/10/25	13,106
10,525,000		Citigroup, Inc	5.300	05/06/44	10,686
321

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$10,000,000	i	Citigroup, Inc	5.350%	12/30/49	$9,415
6,875,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.950	11/09/22	6,866
8,650,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	4.625	12/01/23	8,913
10,900,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	5.750	12/01/43	11,927
6,600,000	g	Credit Agricole S.A.	2.750	06/10/20	6,596
6,600,000	g	Credit Agricole S.A.	4.375	03/17/25	6,322
2,800,000	g	DBS Group Holdings Ltd	2.246	07/16/19	2,801
9,425,000		Discover Bank	3.100	06/04/20	9,407
5,980,000		Eksportfinans ASA	2.375	05/25/16	5,980
2,300,000	g	Export Credit Bank of Turkey	5.000	09/23/21	2,314
12,850,000		Fifth Third Bancorp	2.375	04/25/19	12,858
8,700,000	g	HSBC Bank plc	1.500	05/15/18	8,641
7,350,000	g	HSBC Bank plc	4.125	08/12/20	7,883
1,550,000		HSBC Holdings plc	4.000	03/30/22	1,621
2,100,000		HSBC Holdings plc	6.500	09/15/37	2,527
5,000,000		HSBC USA, Inc	1.625	01/16/18	5,000
7,150,000		HSBC USA, Inc	2.250	06/23/19	7,089
16,675,000		JPMorgan Chase & Co	2.750	06/23/20	16,662
17,000,000		JPMorgan Chase & Co	3.875	02/01/24	17,253
9,400,000		JPMorgan Chase & Co	4.850	02/01/44	9,677
13,300,000		JPMorgan Chase & Co	4.950	06/01/45	12,882
3,750,000	i	JPMorgan Chase & Co	5.150	12/30/49	3,569
9,550,000		KeyBank NA	2.500	12/15/19	9,583
6,625,000		KeyBank NA	2.250	03/16/20	6,563
15,650,000		KeyBank NA	3.300	06/01/25	15,172
4,475,000	g	Macquarie Bank Ltd	2.600	06/24/19	4,497
9,950,000		Manufacturers & Traders Trust Co	2.100	02/06/20	9,801
1,500,000	g,i	Oversea-Chinese Banking Corp Ltd	4.000	10/15/24	1,535
2,325,000	g	PKO Finance AB	4.630	09/26/22	2,401
10,400,000		PNC Bank NA	2.200	01/28/19	10,443
11,475,000		PNC Bank NA	2.250	07/02/19	11,459
10,950,000		PNC Bank NA	2.700	11/01/22	10,525
17,395,000		PNC Bank NA	2.950	01/30/23	16,808
6,000,000		PNC Financial Services Group, Inc	3.900	04/29/24	6,053
4,900,000	g,i	Rabobank Nederland NV	11.000	12/30/49	6,211
12,000,000		Royal Bank of Canada	1.200	09/19/17	11,979
11,300,000		Royal Bank of Canada	2.200	07/27/18	11,486
40,000,000		Royal Bank of Canada	1.875	02/05/20	39,644
2,000,000	g	Shinhan Bank	2.250	04/15/20	1,973
15,000,000	g	Skandinaviska Enskilda Banken AB	1.375	05/29/18	14,957
8,325,000	g	Societe Generale S.A.	4.250	04/14/25	7,816
2,355,000	g	Sumitomo Mitsui Banking Corp	3.150	07/22/15	2,358
3,800,000		Sumitomo Mitsui Banking Corp	2.500	07/19/18	3,871
6,650,000		Sumitomo Mitsui Banking Corp	2.450	01/16/20	6,660
5,700,000		SunTrust Banks, Inc	2.750	05/01/23	5,478
495,000		Toronto-Dominion Bank	2.500	07/14/16	503
16,500,000	g	Toronto-Dominion Bank	1.625	09/14/16	16,665
70,000,000	g	Toronto-Dominion Bank	1.500	03/13/17	70,634
7,650,000		Toronto-Dominion Bank	1.125	05/02/17	7,660
13,300,000	g	Toronto-Dominion Bank	1.950	04/02/20	13,186
1,325,000	g	Turkiye Garanti Bankasi AS.	4.750	10/17/19	1,340
1,700,000	g	Turkiye Halk Bankasi AS.	4.750	06/04/19	1,712
2,350,000	g	Turkiye Is Bankasi	3.750	10/10/18	2,322
322

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$2,775,000	g	Turkiye Is Bankasi	5.500%	04/21/19	$2,883
7,100,000		Union Bank NA	2.125	06/16/17	7,201
5,700,000		UnionBanCal Corp	3.500	06/18/22	5,772
5,800,000		US Bancorp	1.650	05/15/17	5,869
17,650,000		US Bank NA	2.800	01/27/25	16,861
5,700,000		Westpac Banking Corp	3.000	08/04/15	5,713
15,000,000	g	Westpac Banking Corp	1.850	11/26/18	15,062
10,850,000		Westpac Banking Corp	2.250	01/17/19	10,979
		TOTAL BANKS			937,818

CAPITAL GOODS - 1.0%
5,750,000		Caterpillar Financial Services Corp	2.250	12/01/19	5,795
5,700,000		Caterpillar Financial Services Corp	3.250	12/01/24	5,636
12,050,000		Caterpillar, Inc	1.500	06/26/17	12,163
6,675,000	g	CRH America, Inc	3.875	05/18/25	6,604
8,000,000		Deere & Co	2.600	06/08/22	7,863
2,075,000		Eaton Corp	4.000	11/02/32	2,003
5,250,000		Embraer Netherlands Finance BV	5.050	06/15/25	5,250
1,300,000	g	Huntington Ingalls Industries, Inc	5.000	12/15/21	1,323
4,250,000		Ingersoll-Rand Luxembourg Finance S.A.	3.550	11/01/24	4,152
17,675,000		John Deere Capital Corp	1.950	03/04/19	17,699
1,374,455	g	Odebrecht Offshore Drilling Finance Ltd	6.625	10/01/22	941
1,838,200	g	Odebrecht Offshore Drilling Finance Ltd	6.750	10/01/22	1,319
4,925,000		Rockwell Automation, Inc	2.050	03/01/20	4,886
4,995,000		Rockwell Automation, Inc	2.875	03/01/25	4,837
1,250,000	g	Schaeffler Finance BV	4.750	05/15/21	1,256
1,370,000	g	Sealed Air Corp	5.250	04/01/23	1,379
6,600,000	g	Siemens Financieringsmaatschappij NV	4.400	05/27/45	6,485
12,950,000		Timken Co	3.875	09/01/24	12,517
7,000,000	g	TSMC Global Ltd	1.625	04/03/18	6,916
1,750,000	g	Tupy Overseas S.A.	6.625	07/17/24	1,713
8,950,000		United Technologies Corp	1.800	06/01/17	9,079
5,950,000		United Technologies Corp	4.500	06/01/42	6,023
6,600,000		United Technologies Corp	4.150	05/15/45	6,277
		TOTAL CAPITAL GOODS			132,116

COMMERCIAL & PROFESSIONAL SERVICES - 0.7%
2,105,000		21st Century Fox America, Inc	7.625	11/30/28	2,719
1,578,000		21st Century Fox America, Inc	6.550	03/15/33	1,923
3,575,000		21st Century Fox America, Inc	6.650	11/15/37	4,338
3,800,000		21st Century Fox America, Inc	6.900	08/15/39	4,738
1,425,000		ADT Corp	4.125	04/15/19	1,446
1,425,000		ADT Corp	6.250	10/15/21	1,496
1,250,000	g	AECOM Technology Corp	5.750	10/15/22	1,266
4,875,000	g	AECOM Technology Corp	5.875	10/15/24	4,942
7,175,000		Air Lease Corp	3.875	04/01/21	7,247
11,750,000	g	Daimler Finance North America LLC	3.300	05/19/25	11,555
7,250,000		Fluor Corp	3.500	12/15/24	7,258
10,290,000		Republic Services, Inc	3.800	05/15/18	10,819
5,375,000		Republic Services, Inc	3.550	06/01/22	5,440
6,625,000		Republic Services, Inc	3.200	03/15/25	6,362
2,000,000		United Rentals North America, Inc	4.625	07/15/23	1,961
7,150,000		Waste Management, Inc	2.600	09/01/16	7,275
323

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$15,050,000		Waste Management, Inc	2.900%	09/15/22	$14,776
2,000,000		Waste Management, Inc	3.900	03/01/35	1,828
2,225,000		Waste Management, Inc	4.100	03/01/45	2,022
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			99,411

CONSUMER DURABLES & APPAREL - 0.2%
1,250,000	g	Controladora Mabe S.A. de C.V.	7.875	10/28/19	1,410
9,600,000		DR Horton, Inc	3.750	03/01/19	9,672
3,000,000		Lennar Corp	4.500	11/15/19	3,038
6,900,000		PVH Corp	4.500	12/15/22	6,831
2,625,000		Whirlpool Corp	3.700	03/01/23	2,637
		TOTAL CONSUMER DURABLES & APPAREL			23,588

CONSUMER SERVICES - 0.8%
4,000,000	g	1011778 BC / New Red Fin	6.000	04/01/22	4,110
2,475,000		GLP Capital LP	4.375	11/01/18	2,540
5,000,000		Johns Hopkins University	4.083	07/01/53	4,718
8,000,000		President and Fellows of Harvard College	3.529	10/01/31	7,627
14,250,000		President and Fellows of Harvard College	3.619	10/01/37	13,542
11,650,000	g	SABMiller Holdings, Inc	3.750	01/15/22	12,024
6,475,000		Service Corp International	5.375	05/15/24	6,766
800,000	g	Six Flags Entertainment Corp	5.250	01/15/21	816
40,000,000		Stanford University	4.013	05/01/42	39,488
21,000,000		University of Chicago	4.151	10/01/45	19,796
		TOTAL CONSUMER SERVICES			111,427

DIVERSIFIED FINANCIALS - 5.1%
3,875,000		Abbey National Treasury Services plc	4.000	04/27/16	3,965
2,000,000		American Express Centurion Bank	6.000	09/13/17	2,186
9,275,000		American Express Credit Corp	1.300	07/29/16	9,304
5,550,000		American Express Credit Corp	2.250	08/15/19	5,555
9,750,000		American Express Credit Corp	2.375	05/26/20	9,671
6,250,000	i	Bank of New York Mellon Corp	1.969	06/20/17	6,344
4,125,000		Bank of New York Mellon Corp	5.450	05/15/19	4,617
11,550,000	g	Bayer US Finance LLC	2.375	10/08/19	11,582
8,100,000	g	Bayer US Finance LLC	3.375	10/08/24	8,045
2,500,000	g	BBVA Bancomer S.A.	6.750	09/30/22	2,753
2,400,000	g,i	BBVA Bancomer S.A.	5.350	11/12/29	2,388
4,500,000		BlackRock, Inc	3.500	03/18/24	4,567
10,680,000	g	Caisse Centrale Desjardins du Quebec	2.550	03/24/16	10,841
24,600,000	g	Caisse Centrale Desjardins du Quebec	1.600	03/06/17	24,849
10,100,000		Capital One Financial Corp	1.000	11/06/15	10,085
2,800,000	g	Comcel Trust	6.875	02/06/24	2,947
3,700,000		Countrywide Financial Corp	6.250	05/15/16	3,845
7,175,000		Credit Suisse	2.300	05/28/19	7,157
5,675,000		Credit Suisse	3.000	10/29/21	5,624
10,250,000	g	Credit Suisse Group Funding Guernsey Ltd	3.750	03/26/25	9,852
6,500,000	g	Credit Suisse Group Funding Guernsey Ltd	4.875	05/15/45	6,232
10,000,000	g	FMR LLC	4.950	02/01/33	10,337
11,425,000	g	FMR LLC	5.150	02/01/43	11,789
6,660,000		Ford Motor Credit Co LLC	4.250	02/03/17	6,921
3,340,000		Ford Motor Credit Co LLC	6.625	08/15/17	3,664
6,600,000		Ford Motor Credit Co LLC	2.375	03/12/19	6,574
324

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$17,000,000		General Electric Capital Corp	1.625%	07/02/15	$17,000
4,050,000		General Electric Capital Corp	2.200	01/09/20	4,046
30,000,000		General Electric Capital Corp	3.100	01/09/23	29,880
5,000,000		General Electric Capital Corp	5.875	01/14/38	6,001
375,000		General Electric Capital Corp	6.875	01/10/39	502
3,900,000		General Motors Financial Co, Inc	4.375	09/25/21	4,041
5,000,000		General Motors Financial Co, Inc	3.450	04/10/22	4,889
11,075,000		Goldman Sachs Group, Inc	2.375	01/22/18	11,238
7,100,000		Goldman Sachs Group, Inc	2.600	04/23/20	7,058
7,800,000		Goldman Sachs Group, Inc	3.625	01/22/23	7,741
23,975,000		Goldman Sachs Group, Inc	3.500	01/23/25	23,216
12,200,000		Goldman Sachs Group, Inc	3.750	05/22/25	12,021
1,150,000		Goldman Sachs Group, Inc	6.450	05/01/36	1,294
3,100,000		Goldman Sachs Group, Inc	6.750	10/01/37	3,630
300,000		Goldman Sachs Group, Inc	6.250	02/01/41	354
7,375,000		Goldman Sachs Group, Inc	4.800	07/08/44	7,299
9,550,000		Goldman Sachs Group, Inc	5.150	05/22/45	9,181
9,599,000		HSBC Finance Corp	6.676	01/15/21	11,095
6,100,000	g	Hyundai Capital America	2.600	03/19/20	6,097
2,750,000	g	Hyundai Capital Services, Inc	3.500	09/13/17	2,847
1,425,000		Icahn Enterprises LP	4.875	03/15/19	1,436
1,725,000		Icahn Enterprises LP	5.875	02/01/22	1,755
4,800,000	g	ICICI Bank Ltd	3.500	03/18/20	4,865
800,000		Indian Railway Finance Corp Ltd	3.917	02/26/19	824
9,250,000		International Lease Finance Corp	5.750	05/15/16	9,481
8,400,000		International Lease Finance Corp	3.875	04/15/18	8,442
3,200,000		International Lease Finance Corp	5.875	04/01/19	3,412
5,000,000		International Lease Finance Corp	5.875	08/15/22	5,406
1,625,000		Legg Mason, Inc	2.700	07/15/19	1,639
2,400,000		Legg Mason, Inc	3.950	07/15/24	2,424
7,870,000	g	Lukoil International Finance BV	3.416	04/24/18	7,547
10,300,000		Morgan Stanley	1.750	02/25/16	10,341
21,500,000		Morgan Stanley	1.875	01/05/18	21,547
8,825,000		Morgan Stanley	2.650	01/27/20	8,802
19,950,000		Morgan Stanley	2.800	06/16/20	19,985
6,800,000		Morgan Stanley	3.750	02/25/23	6,883
2,400,000		Morgan Stanley	3.875	04/29/24	2,422
24,800,000		Morgan Stanley	3.700	10/23/24	24,663
8,000,000		Morgan Stanley	4.350	09/08/26	7,847
7,000,000		Morgan Stanley	3.950	04/23/27	6,589
7,250,000		Morgan Stanley	6.375	07/24/42	8,885
3,800,000		National Rural Utilities Cooperative Finance Corp	10.375	11/01/18	4,833
6,500,000	g	Nederlandse Waterschapsbank NV	1.875	03/13/19	6,584
5,000,000	g	Nederlandse Waterschapsbank NV	1.875	04/14/22	4,862
4,000,000	g	Reliance Holdings USA	4.500	10/19/20	4,233
1,250,000	g	Sberbank of Russia Via SB Capital S.A.	6.125	02/07/22	1,200
1,725,000	g	SUAM Finance BV	4.875	04/17/24	1,738
47,429,783		Tagua Leasing LLC	1.900	07/12/24	46,976
2,075,000		Textron, Inc	3.875	03/01/25	2,040
5,186,000		Toyota Motor Credit Corp	1.375	01/10/18	5,187
16,625,000		Toyota Motor Credit Corp	2.150	03/12/20	16,606
9,125,000		Unilever Capital Corp	2.200	03/06/19	9,202
2,000,000		Unilever Capital Corp	4.250	02/10/21	2,196
325

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$12,500,000		Wells Fargo & Co	1.500%	07/01/15	$12,500
15,000,000		Wells Fargo & Co	3.000	02/19/25	14,344
10,650,000		Wells Fargo & Co	4.100	06/03/26	10,677
6,650,000		Wells Fargo & Co	3.900	05/01/45	5,961
		TOTAL DIVERSIFIED FINANCIALS			675,458

ENERGY - 2.5%
7,950,000		Anadarko Petroleum Corp	5.950	09/15/16	8,380
2,445,000		Anadarko Petroleum Corp	6.950	06/15/19	2,838
3,650,000		Apache Corp	1.750	04/15/17	3,664
6,650,000		Ashland, Inc	4.750	08/15/22	6,525
16,500,000		BP Capital Markets plc	1.375	05/10/18	16,402
13,300,000		BP Capital Markets plc	2.315	02/13/20	13,242
2,600,000	i	Chesapeake Energy Corp	3.525	04/15/19	2,379
6,250,000		Chevron Corp	2.355	12/05/22	5,974
5,475,000		Concho Resources, Inc	5.500	04/01/23	5,475
2,075,000		Continental Resources, Inc	5.000	09/15/22	2,035
3,150,000		Devon Energy Corp	4.750	05/15/42	2,995
6,750,000		Devon Energy Corp	5.000	06/15/45	6,640
1,750,000	g	Dynegy, Inc	6.750	11/01/19	1,821
5,000,000		Ecopetrol S.A.	5.375	06/26/26	4,950
1,000,000		Ecopetrol S.A.	5.875	05/28/45	882
1,850,000	g	EDC Finance Ltd	4.875	04/17/20	1,616
3,250,000		Enbridge Energy Partners LP	5.200	03/15/20	3,501
8,300,000		Energy Transfer Equity LP	5.500	06/01/27	8,238
10,450,000		Enterprise Products Operating LLC	3.750	02/15/25	10,226
7,500,000		Enterprise Products Operating LLC	5.100	02/15/45	7,269
2,250,000		Exterran Partners LP	6.000	10/01/22	2,137
2,739,000		Husky Energy, Inc	3.950	04/15/22	2,739
1,900,000	g	Indo Energy Finance II BV	6.375	01/24/23	1,259
1,000,000	g	KMG Finance Sub BV	6.375	04/09/21	1,047
5,530,000		Marathon Petroleum Corp	3.500	03/01/16	5,623
850,000		Marathon Petroleum Corp	3.625	09/15/24	835
4,240,000		MarkWest Energy Partners LP	5.500	02/15/23	4,367
3,950,000		Noble Energy, Inc	3.900	11/15/24	3,889
1,850,000		Noble Energy, Inc	5.250	11/15/43	1,796
2,475,000		Noble Holding International Ltd	3.450	08/01/15	2,478
3,050,000		Noble Holding International Ltd	4.000	03/16/18	3,121
6,000,000		Noble Holding International Ltd	3.950	03/15/22	5,523
10,850,000		ONE Gas, Inc	2.070	02/01/19	10,853
3,500,000		ONE Gas, Inc	3.610	02/01/24	3,607
800,000		Pemex Project Funding Master Trust	5.750	03/01/18	870
3,900,000		Pemex Project Funding Master Trust	6.625	06/15/35	4,163
2,000,000	g	Pertamina Persero PT	4.875	05/03/22	2,017
1,300,000	g	Pertamina Persero PT	4.300	05/20/23	1,245
1,850,000	i	Petrobras Global Finance BV	1.896	05/20/16	1,823
2,000,000		Petrobras Global Finance BV	3.250	03/17/17	1,968
2,000,000	i	Petrobras Global Finance BV	2.415	01/15/19	1,849
7,800,000		Petrobras Global Finance BV	4.875	03/17/20	7,417
810,000		Petrobras Global Finance BV	4.375	05/20/23	706
2,650,000		Petrobras Global Finance BV	6.250	03/17/24	2,558
3,000,000		Petrobras International Finance Co	3.500	02/06/17	2,968
4,350,000		Petroleos Mexicanos	3.500	07/18/18	4,484
326

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$2,900,000		Petroleos Mexicanos	8.000%	05/03/19	$3,407
1,500,000		Petroleos Mexicanos	4.875	01/24/22	1,560
15,000,000		Petroleos Mexicanos	1.950	12/20/22	14,995
8,025,000		Petroleos Mexicanos	2.000	12/20/22	8,039
2,250,000	g	Petroleos Mexicanos	4.500	01/23/26	2,199
2,180,000		Petroleos Mexicanos	5.500	06/27/44	2,006
2,041,667		Petroleum Co of Trinidad & Tobago Ltd	6.000	05/08/22	2,111
2,000,000	g	Petronas Capital Ltd	3.125	03/18/22	1,991
2,500,000	g	Petronas Capital Ltd	3.500	03/18/25	2,469
5,775,000		Phillips 66	4.875	11/15/44	5,496
614,000		Pioneer Natural Resources Co	7.500	01/15/20	722
10,575,000		Plains All American Pipeline LP	3.600	11/01/24	10,192
2,674,000		Precision Drilling Trust	6.625	11/15/20	2,641
1,250,000		Questar Market Resources, Inc	6.875	03/01/21	1,297
3,335,000		Range Resources Corp	5.000	08/15/22	3,268
1,425,000		Regency Energy Partners LP	5.875	03/01/22	1,515
2,250,000	g	Reliance Industries Ltd	4.125	01/28/25	2,192
6,000,000		Shell International Finance BV	2.375	08/21/22	5,793
4,900,000		Southwestern Energy Co	4.050	01/23/20	5,032
4,405,000		Southwestern Energy Co	4.100	03/15/22	4,316
2,075,000		Statoil ASA	1.200	01/17/18	2,066
5,300,000		Statoil ASA	2.450	01/17/23	5,073
8,875,000		Statoil ASA	4.250	11/23/41	8,618
5,700,000		Suncor Energy, Inc	3.600	12/01/24	5,664
3,500,000		Talisman Energy, Inc	3.750	02/01/21	3,462
2,000,000	g	Targa Resources Partners LP	5.000	01/15/18	2,045
2,000,000		Tesoro Corp	5.125	04/01/24	2,010
1,000,000		Total Capital International S.A.	1.000	01/10/17	1,002
6,100,000		Total Capital International S.A.	1.500	02/17/17	6,149
3,400,000		TransCanada PipeLines Ltd	5.850	03/15/36	3,739
2,750,000	i	TransCanada PipeLines Ltd	6.350	05/15/67	2,613
800,000	g	Ultra Petroleum Corp	5.750	12/15/18	768
2,750,000	g	Ultra Petroleum Corp	6.125	10/01/24	2,413
1,000,000		Vale Overseas Ltd	4.375	01/11/22	981
2,760,000		Vale Overseas Ltd	6.875	11/21/36	2,662
2,490,000		Whiting Petroleum Corp	5.750	03/15/21	2,450
2,400,000		WPX Energy, Inc	5.250	09/15/24	2,211
		TOTAL ENERGY			331,561

FOOD & STAPLES RETAILING - 0.3%
8,425,000		CVS Caremark Corp	3.375	08/12/24	8,265
4,900,000		Ingles Markets, Inc	5.750	06/15/23	4,980
7,300,000		Kroger Co	2.950	11/01/21	7,264
10,750,000		Walgreens Boots Alliance, Inc	2.700	11/18/19	10,756
11,775,000		Walgreens Boots Alliance, Inc	3.800	11/18/24	11,502
		TOTAL FOOD & STAPLES RETAILING			42,767

FOOD, BEVERAGE & TOBACCO - 1.0%
4,916,000	g	Anadolu Efes Biracilik Ve Malt Sanayii AS.	3.375	11/01/22	4,354
6,000,000		Anheuser-Busch InBev Worldwide, Inc	2.875	02/15/16	6,082
10,575,000		Anheuser-Busch InBev Worldwide, Inc	1.375	07/15/17	10,623
14,775,000		Anheuser-Busch InBev Worldwide, Inc	2.500	07/15/22	14,192
9,400,000		Diageo Capital plc	2.625	04/29/23	8,947
327

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$2,000,000	g	Embotelladora Andina S.A.	5.000%	10/01/23	$2,131
7,600,000		Fomento Economico Mexicano SAB de C.V.	2.875	05/10/23	7,170
6,050,000		General Mills, Inc	2.200	10/21/19	6,010
3,525,000	g	Grupo Bimbo SAB de C.V.	4.500	01/25/22	3,694
9,725,000	g,h	HJ Heinz Co	2.800	07/02/20	9,724
4,550,000	g,h	HJ Heinz Co	3.950	07/15/25	4,576
655,000	g	JB y Compania S.A. de C.V.	3.750	05/13/25	635
3,875,000	g	JM Smucker Co	3.500	03/15/25	3,784
4,115,000		Mead Johnson Nutrition Co	4.900	11/01/19	4,465
3,075,000		Mondelez International, Inc	4.125	02/09/16	3,133
6,200,000		Mondelez International, Inc	4.000	02/01/24	6,413
680,000		PepsiCo, Inc	7.900	11/01/18	811
5,100,000		PepsiCo, Inc	4.250	10/22/44	4,961
2,000,000	g	Pernod-Ricard S.A.	2.950	01/15/17	2,043
6,850,000	g	Pernod-Ricard S.A.	4.250	07/15/22	7,130
8,800,000		Philip Morris International, Inc	3.250	11/10/24	8,650
1,600,000		Philip Morris International, Inc	6.375	05/16/38	1,957
5,450,000		Reynolds American, Inc	3.250	06/12/20	5,515
12,850,000		Reynolds American, Inc	4.450	06/12/25	13,073
1,125,000		TreeHouse Foods, Inc	4.875	03/15/22	1,133
3,650,000		Tyson Foods, Inc	3.950	08/15/24	3,672
2,150,000		Tyson Foods, Inc	4.875	08/15/34	2,157
		TOTAL FOOD, BEVERAGE & TOBACCO			147,035

HEALTH CARE EQUIPMENT & SERVICES - 1.1%
7,290,000		Baxter International, Inc	3.200	06/15/23	7,450
3,900,000		Becton Dickinson & Co	1.750	11/08/16	3,930
2,425,000		Becton Dickinson & Co	3.734	12/15/24	2,413
5,775,000		Becton Dickinson & Co	4.685	12/15/44	5,629
3,800,000		Covidien International Finance S.A.	3.200	06/15/22	3,781
6,850,000		Express Scripts Holding Co	3.900	02/15/22	7,002
4,000,000	g	Fresenius Medical Care Capital Trust	5.625	07/31/19	4,330
4,500,000	g	Fresenius Medical Care Capital Trust	5.750	02/15/21	4,793
4,560,000		HCA, Inc	6.500	02/15/20	5,096
4,575,000		HCA, Inc	5.875	03/15/22	4,975
2,775,000		Laboratory Corp of America Holdings	2.625	02/01/20	2,750
4,650,000		Laboratory Corp of America Holdings	3.600	02/01/25	4,432
3,500,000		Mallinckrodt International Finance S.A.	3.500	04/15/18	3,509
10,450,000		McKesson Corp	4.883	03/15/44	10,371
10,125,000	g	Medtronic, Inc	2.500	03/15/20	10,133
8,450,000	g	Medtronic, Inc	3.500	03/15/25	8,422
9,625,000	g	Medtronic, Inc	4.625	03/15/45	9,707
7,100,000		Owens & Minor, Inc	3.875	09/15/21	7,295
8,325,000		Quest Diagnostics, Inc	3.500	03/30/25	7,888
2,000,000		Tenet Healthcare Corp	4.375	10/01/21	1,955
6,125,000		Thermo Fisher Scientific, Inc	2.250	08/15/16	6,187
2,700,000		Thermo Fisher Scientific, Inc	2.400	02/01/19	2,695
3,100,000		Thermo Fisher Scientific, Inc	3.300	02/15/22	3,060
4,325,000		Thermo Fisher Scientific, Inc	3.150	01/15/23	4,211
10,100,000		Zimmer Holdings, Inc	2.700	04/01/20	10,039
10,975,000		Zimmer Holdings, Inc	3.550	04/01/25	10,622
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			152,675
328

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
HOUSEHOLD & PERSONAL PRODUCTS - 0.2%
$7,175,000		Clorox Co	3.800%	11/15/21	$7,582
5,725,000		Clorox Co	3.500	12/15/24	5,652
4,525,000		Ecolab, Inc	1.450	12/08/17	4,484
6,450,000		Ecolab, Inc	2.250	01/12/20	6,380
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			24,098

INSURANCE - 1.9%
1,925,000		Aetna, Inc	6.625	06/15/36	2,358
6,200,000		Allstate Corp	3.150	06/15/23	6,200
6,200,000		Allstate Corp	4.500	06/15/43	6,232
7,825,000		American International Group, Inc	2.300	07/16/19	7,805
16,425,000		American International Group, Inc	4.500	07/16/44	15,566
19,230,000		Children’s Hospital Medic	4.268	05/15/44	17,621
1,000,000		CHS/Community Health Systems	5.125	08/01/21	1,019
3,750,000		Chubb Corp	6.000	05/11/37	4,618
1,390,000		Cigna Corp	5.125	06/15/20	1,557
6,900,000		Cigna Corp	4.500	03/15/21	7,495
4,900,000		Cigna Corp	3.250	04/15/25	4,693
21,975,000	g	Five Corners Funding Trust	4.419	11/15/23	22,669
2,800,000		Lincoln National Corp	7.000	06/15/40	3,501
2,200,000	g,i	Merna Reinsurance IV Ltd	2.500	04/08/16	2,203
7,675,000		MetLife, Inc	6.750	06/01/16	8,074
2,000,000		MetLife, Inc	4.368	09/15/23	2,125
10,000,000		MetLife, Inc	3.000	03/01/25	9,565
9,500,000		MetLife, Inc	4.721	12/15/44	9,567
11,050,000		MetLife, Inc	4.050	03/01/45	10,110
6,600,000	i	MetLife, Inc	5.250	12/30/49	6,542
2,825,000		Principal Financial Group, Inc	1.850	11/15/17	2,845
5,000,000		Progressive Corp	3.750	08/23/21	5,330
8,050,000		Prudential Financial, Inc	7.375	06/15/19	9,538
8,000,000		Prudential Financial, Inc	5.400	06/13/35	8,588
7,775,000		Prudential Financial, Inc	5.100	08/15/43	7,966
4,025,000	i	Prudential Financial, Inc	5.200	03/15/44	3,975
13,150,000	i	Prudential Financial, Inc	5.375	05/15/45	12,936
3,000,000	g	Prudential Funding LLC	6.750	09/15/23	3,616
2,425,000	g	Swiss Re Treasury US Corp	2.875	12/06/22	2,345
6,100,000	g	Swiss Re Treasury US Corp	4.250	12/06/42	5,864
4,250,000		Travelers Cos, Inc	5.800	05/15/18	4,741
7,875,000		UnitedHealth Group, Inc	0.850	10/15/15	7,881
6,000,000		UnitedHealth Group, Inc	1.400	10/15/17	6,006
6,750,000		WellPoint, Inc	3.125	05/15/22	6,552
7,850,000		WellPoint, Inc	4.625	05/15/42	7,151
7,000,000		Willis Group Holdings plc	4.125	03/15/16	7,142
2,400,000		WR Berkley Corp	5.375	09/15/20	2,675
		TOTAL INSURANCE			254,671

MATERIALS - 1.8%
6,630,000		Air Products & Chemicals, Inc	4.375	08/21/19	7,172
2,225,000		Alcoa, Inc	5.125	10/01/24	2,253
5,900,000	g	Anglo American Capital plc	3.625	05/14/20	5,896
4,750,000	g	Anglo American Capital plc	4.875	05/14/25	4,621
1,365,000		Ball Corp	5.000	03/15/22	1,368
329

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$11,750,000		Barrick North America Finance LLC	4.400%	05/30/21	$11,991
3,417,000		BHP Billiton Finance USA Ltd	5.000	09/30/43	3,561
1,300,000		Celulosa Arauco y Constitucion S.A.	4.500	08/01/24	1,317
2,300,000	g	Cemex Finance LLC	6.000	04/01/24	2,276
200,000	g	Cemex SAB de C.V.	6.125	05/05/25	197
3,175,000		CF Industries, Inc	7.125	05/01/20	3,768
625,000	g	CommScope, Inc	4.375	06/15/20	631
3,550,000		Corning, Inc	1.450	11/15/17	3,535
1,600,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.875	11/03/21	1,645
1,275,000	g	Corp Nacional del Cobre de Chile-CODELCO	4.875	11/04/44	1,213
7,925,000		Crown Americas LLC	6.250	02/01/21	8,262
1,390,000		Crown Americas LLC	4.500	01/15/23	1,313
7,850,000		Dow Chemical Co	3.500	10/01/24	7,691
1,000,000		Eastman Chemical Co	5.500	11/15/19	1,111
5,450,000		Eastman Chemical Co	3.800	03/15/25	5,432
6,000,000		EI du Pont de Nemours & Co	4.625	01/15/20	6,593
3,400,000		Fibria Overseas Finance Ltd	5.250	05/12/24	3,408
8,775,000	g	Georgia-Pacific LLC	2.539	11/15/19	8,760
950,000	g	Glencore Funding LLC	2.500	01/15/19	939
24,025,000	g	Glencore Funding LLC	2.875	04/16/20	23,528
6,450,000	g	Glencore Funding LLC	4.625	04/29/24	6,393
6,650,000	g	Glencore Funding LLC	4.000	04/16/25	6,177
19,093,000		International Paper Co	4.750	02/15/22	20,646
3,650,000		International Paper Co	4.800	06/15/44	3,373
2,800,000	g	Klabin Finance S.A.	5.250	07/16/24	2,729
3,000,000		LyondellBasell Industries NV	5.000	04/15/19	3,248
5,425,000		LyondellBasell Industries NV	4.625	02/26/55	4,759
1,400,000	g	Mexichem SAB de C.V.	5.875	09/17/44	1,295
3,000,000		Monsanto Co	2.200	07/15/22	2,738
2,300,000		Monsanto Co	4.200	07/15/34	2,090
6,840,000		Nucor Corp	4.000	08/01/23	6,932
3,800,000	g	OCP S.A.	5.625	04/25/24	3,962
2,860,000	g	Owens-Brockway Glass Container, Inc	5.375	01/15/25	2,796
3,150,000		Packaging Corp of America	3.650	09/15/24	3,082
7,500,000		Rio Tinto Finance USA Ltd	2.250	09/20/16	7,610
4,550,000		Rio Tinto Finance USA plc	2.250	12/14/18	4,573
5,000,000		Rock Tenn Co	3.500	03/01/20	5,145
3,000,000		Rock Tenn Co	4.000	03/01/23	3,046
5,066,083	g	Samarco Mineracao S.A.	5.375	09/26/24	4,838
665,000	g	Sealed Air Corp	6.500	12/01/20	733
12,475,000		Sherwin-Williams Co	1.350	12/15/17	12,435
1,675,000		Steel Dynamics, Inc	5.125	10/01/21	1,678
4,625,000		Teck Resources Ltd	2.500	02/01/18	4,522
3,200,000		Teck Resources Ltd	3.750	02/01/23	2,749
1,940,000		Teck Resources Ltd	6.000	08/15/40	1,532
3,950,000		Teck Resources Ltd	5.200	03/01/42	2,860
2,000,000	g	Union Andina de Cementos SAA	5.875	10/30/21	2,022
		TOTAL MATERIALS			242,444

MEDIA - 1.8%
6,750,000		CBS Corp	2.300	08/15/19	6,666
3,450,000		CBS Corp	4.600	01/15/45	3,070
330

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$1,000,000		Cinemark USA, Inc	5.125%	12/15/22	$991
4,275,000		Cinemark USA, Inc	4.875	06/01/23	4,109
26,000,000		Comcast Corp	4.250	01/15/33	25,350
6,600,000		Comcast Corp	4.600	08/15/45	6,519
8,800,000		DIRECTV Holdings LLC	4.450	04/01/24	8,981
3,250,000		DISH DBS Corp	4.250	04/01/18	3,307
4,250,000		DISH DBS Corp	5.125	05/01/20	4,298
2,050,000		DISH DBS Corp	5.000	03/15/23	1,901
2,430,000	g	Gannett Co, Inc	4.875	09/15/21	2,412
2,925,000	g	Gannett Co, Inc	5.500	09/15/24	2,896
825,000		Grupo Televisa S.A.	6.000	05/15/18	912
2,675,000		Grupo Televisa SAB	5.000	05/13/45	2,552
1,850,000		Lamar Media Corp	5.875	02/01/22	1,915
2,000,000		Lamar Media Corp	5.000	05/01/23	1,980
2,000,000		Lamar Media Corp	5.375	01/15/24	2,027
7,250,000	g	NBC Universal Enterprise, Inc	1.662	04/15/18	7,261
7,700,000	g	NBC Universal Enterprise, Inc	1.974	04/15/19	7,640
10,350,000		NBC Universal Media LLC	2.875	01/15/23	10,045
8,035,000		Nielsen Finance LLC	4.500	10/01/20	7,995
4,650,000		Outfront Media Capital LLC	5.250	02/15/22	4,708
6,600,000		Scripps Networks Interactive, Inc	2.800	06/15/20	6,496
3,275,000	g	Sky plc	2.625	09/16/19	3,250
3,500,000		Starz LLC	5.000	09/15/19	3,544
5,675,000		Time Warner Cable, Inc	5.875	11/15/40	5,478
4,075,000		Time Warner Cable, Inc	4.500	09/15/42	3,339
3,000,000		Time Warner, Inc	3.150	07/15/15	3,003
20,550,000		Time Warner, Inc	2.100	06/01/19	20,400
19,575,000		Time Warner, Inc	3.600	07/15/25	19,010
3,825,000		Time Warner, Inc	6.500	11/15/36	4,480
10,525,000		Time Warner, Inc	4.900	06/15/42	10,321
7,100,000		Time Warner, Inc	4.650	06/01/44	6,725
1,600,000	g	Time, Inc	5.750	04/15/22	1,548
7,000,000	g	Univision Communications, Inc	5.125	05/15/23	6,790
5,400,000		Viacom, Inc	2.500	12/15/16	5,482
3,000,000		Viacom, Inc	3.500	04/01/17	3,098
7,375,000		Viacom, Inc	5.850	09/01/43	7,317
1,525,000	g	Virgin Media Finance plc	6.000	10/15/24	1,548
		TOTAL MEDIA			229,364

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.1%
6,650,000		Abbott Laboratories	2.000	03/15/20	6,593
16,625,000		Abbott Laboratories	2.950	03/15/25	15,957
16,950,000		AbbVie, Inc	2.500	05/14/20	16,769
11,200,000		AbbVie, Inc	3.600	05/14/25	11,053
3,700,000		Actavis Funding SCS	3.000	03/12/20	3,710
5,900,000		Actavis Funding SCS	3.800	03/15/25	5,787
14,325,000		Amgen, Inc	2.200	05/22/19	14,277
6,600,000		Amgen, Inc	4.400	05/01/45	6,098
1,100,000	g	Endo Finance LLC	6.000	02/01/25	1,118
3,575,000		Gilead Sciences, Inc	2.350	02/01/20	3,585
7,975,000		Gilead Sciences, Inc	3.700	04/01/24	8,138
3,140,000		Life Technologies Corp	3.500	01/15/16	3,179
3,725,000		Mylan, Inc	2.550	03/28/19	3,690
3,500,000	g	Mylan, Inc	7.875	07/15/20	3,646
331

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$2,925,000		Perrigo Co plc	4.000%	11/15/23	$2,960
12,200,000		Perrigo Finance plc	3.500	12/15/21	12,213
9,725,000		Perrigo Finance plc	3.900	12/15/24	9,588
2,850,000		Perrigo Finance plc	4.900	12/15/44	2,740
13,850,000	g	Roche Holdings, Inc	2.250	09/30/19	13,934
8,000,000	g	Roche Holdings, Inc	3.350	09/30/24	8,065
1,675,000	g	Valeant Pharmaceuticals International, Inc	5.500	03/01/23	1,692
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			154,792

REAL ESTATE - 1.0%
2,310,000		AMB Property LP	4.500	08/15/17	2,449
5,575,000		Brandywine Operating Partnership LP	4.100	10/01/24	5,490
3,965,000		Camden Property Trust	4.625	06/15/21	4,283
3,000,000		Camden Property Trust	2.950	12/15/22	2,855
5,175,000		DCT Industrial Operating Partnership LP	4.500	10/15/23	5,262
6,800,000		Developers Diversified Realty Corp	4.750	04/15/18	7,252
3,460,000		Developers Diversified Realty Corp	7.875	09/01/20	4,232
2,750,000		Equity One, Inc	3.750	11/15/22	2,716
2,754,000		Essex Portfolio LP	3.375	01/15/23	2,704
700,000		Federal Realty Investment Trust	5.900	04/01/20	801
8,675,000		Health Care REIT, Inc	4.000	06/01/25	8,563
2,775,000		Healthcare Realty Trust, Inc	5.750	01/15/21	3,070
1,625,000		Healthcare Realty Trust, Inc	3.750	04/15/23	1,586
6,600,000		Healthcare Realty Trust, Inc	3.875	05/01/25	6,356
3,700,000		Healthcare Trust of America Holdings LP	3.375	07/15/21	3,678
3,550,000		Healthcare Trust of America Holdings LP	3.700	04/15/23	3,424
1,600,000		Highwoods Realty LP	5.850	03/15/17	1,708
9,205,000		Kilroy Realty LP	3.800	01/15/23	9,169
6,400,000		Liberty Property LP	4.125	06/15/22	6,511
3,600,000		Mid-America Apartments LP	4.300	10/15/23	3,726
5,525,000		Mid-America Apartments LP	3.750	06/15/24	5,450
3,600,000		National Retail Properties, Inc	3.800	10/15/22	3,633
5,425,000		National Retail Properties, Inc	3.300	04/15/23	5,251
2,325,000		Regency Centers LP	5.250	08/01/15	2,332
225,000		Regency Centers LP	5.875	06/15/17	243
4,150,000		Simon Property Group LP	2.800	01/30/17	4,247
3,040,000		Simon Property Group LP	10.350	04/01/19	3,859
3,598,000	g	Trust F	5.250	12/15/24	3,742
1,360,000		Ventas Realty LP	3.125	11/30/15	1,371
1,170,000		Weingarten Realty Investors	3.375	10/15/22	1,136
4,800,000		Weingarten Realty Investors	3.500	04/15/23	4,678
3,025,000		Weingarten Realty Investors	4.450	01/15/24	3,131
3,950,000		Weingarten Realty Investors	3.850	06/01/25	3,867
		TOTAL REAL ESTATE			128,775

RETAILING - 0.6%
5,850,000		AmeriGas Finance LLC	3.750	05/01/21	5,733
4,425,000		AutoZone, Inc	3.250	04/15/25	4,266
2,500,000	g	Golden Eagle Retail Group Ltd	4.625	05/21/23	2,106
6,125,000		Home Depot, Inc	2.250	09/10/18	6,264
11,000,000		Home Depot, Inc	2.000	06/15/19	11,016
12,650,000		Home Depot, Inc	2.625	06/01/22	12,445
8,750,000		Home Depot, Inc	4.200	04/01/43	8,380
332

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$3,150,000		Limited Brands, Inc	7.000%	05/01/20	$3,567
8,315,000		O’Reilly Automotive, Inc	4.625	09/15/21	9,127
4,550,000		O’Reilly Automotive, Inc	3.800	09/01/22	4,636
2,475,000		QVC, Inc	5.125	07/02/22	2,546
4,400,000		QVC, Inc	4.375	03/15/23	4,319
2,725,000		Tiffany & Co	3.800	10/01/24	2,675
		TOTAL RETAILING			77,080

SOFTWARE & SERVICES - 0.7%
5,000,000	g	Audatex North America, Inc	6.000	06/15/21	5,137
3,000,000		Baidu, Inc	3.000	06/30/20	2,992
2,075,000		Equinix, Inc	4.875	04/01/20	2,096
2,250,000		Equinix, Inc	5.375	01/01/22	2,256
11,500,000		Fidelity National Information Services, Inc	5.000	03/15/22	12,136
6,800,000		Fiserv, Inc	2.700	06/01/20	6,781
6,675,000		Microsoft Corp	3.500	02/12/35	6,083
3,075,000		NCR Corp	4.625	02/15/21	3,083
525,000		NCR Corp	5.875	12/15/21	541
1,650,000	g	Open Text Corp	5.625	01/15/23	1,633
16,625,000		Oracle Corp	2.500	05/15/22	16,127
13,825,000		Oracle Corp	3.400	07/08/24	13,840
16,625,000		Oracle Corp	2.950	05/15/25	15,988
6,600,000		Oracle Corp	4.125	05/15/45	6,117
900,000	g	Sixsigma Networks Mexico S.A. de C.V.	8.250	11/07/21	930
		TOTAL SOFTWARE & SERVICES			95,740

TECHNOLOGY HARDWARE & EQUIPMENT - 1.2%
3,475,000		Amphenol Corp	3.125	09/15/21	3,474
1,975,000		CC Holdings GS V LLC	2.381	12/15/17	1,997
2,962,000		Flextronics International Ltd	4.625	02/15/20	3,040
38,125,000		General Electric Co	0.850	10/09/15	38,181
3,300,000		General Electric Co	5.250	12/06/17	3,594
8,425,000		General Electric Co	2.700	10/09/22	8,234
10,325,000		General Electric Co	4.125	10/09/42	9,897
7,500,000		General Electric Co	4.500	03/11/44	7,582
10,100,000		Hewlett-Packard Co	2.750	01/14/19	10,203
3,625,000		Hewlett-Packard Co	3.750	12/01/20	3,732
1,840,000	g	International Game Technology	5.625	02/15/20	1,799
1,610,000	g	International Game Technology	6.250	02/15/22	1,537
1,610,000	g	International Game Technology	6.500	02/15/25	1,489
13,825,000	g	Keysight Technologies, Inc	4.550	10/30/24	13,325
2,000,000		L-3 Communications Corp	4.950	02/15/21	2,132
1,575,000	g	Millicom International Cellular S.A.	6.000	03/15/25	1,520
3,125,000	g	NXP BV	3.750	06/01/18	3,148
6,650,000		QUALCOMM, Inc	3.450	05/20/25	6,470
5,000,000		Scientific Games International, Inc	6.250	09/01/20	3,887
8,000,000		Seagate HDD Cayman	4.750	06/01/23	8,142
5,625,000	g	Seagate HDD Cayman	4.750	01/01/25	5,589
7,450,000	g	Seagate HDD Cayman	4.875	06/01/27	7,230
525,000	g	Sensata Technologies BV	5.625	11/01/24	541
5,050,000		Tyco Electronics Group S.A.	2.375	12/17/18	5,104
6,669,000		Tyco Electronics Group S.A.	3.500	02/03/22	6,744
1,425,000	g	Zebra Technologies Corp	7.250	10/15/22	1,543
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			160,134
333

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
TELECOMMUNICATION SERVICES - 2.2%
$4,600,000	g	Alibaba Group Holding Ltd	2.500%	11/28/19	$4,546
2,870,000		America Movil SAB de C.V.	2.375	09/08/16	2,906
1,000,000		America Movil SAB de C.V.	3.125	07/16/22	987
4,350,000		American Tower Corp	3.500	01/31/23	4,173
1,667,000		AT&T, Inc	2.500	08/15/15	1,670
21,350,000		AT&T, Inc	1.400	12/01/17	21,206
9,650,000		AT&T, Inc	2.450	06/30/20	9,451
8,200,000		AT&T, Inc	2.625	12/01/22	7,702
12,100,000		AT&T, Inc	3.400	05/15/25	11,489
12,875,000		AT&T, Inc	4.500	05/15/35	11,801
4,525,000		AT&T, Inc	4.750	05/15/46	4,096
6,500,000	g	Bharti Airtel International Netherlands BV	5.125	03/11/23	6,786
2,250,000	g	Bharti Airtel Ltd	4.375	06/10/25	2,213
5,525,000		British Telecommunications plc	1.625	06/28/16	5,553
1,600,000	g	CommScope Holding Co, Inc	5.000	06/15/21	1,566
2,600,000	g	CommScope Holding Co, Inc	5.500	06/15/24	2,528
4,000,000	g	Deutsche Telekom International Finance BV	2.250	03/06/17	4,046
4,000,000		Deutsche Telekom International Finance BV	8.750	06/15/30	5,618
3,625,000	g	Deutsche Telekom International Finance BV	4.875	03/06/42	3,613
1,500,000	g	ENTEL Chile S.A.	4.875	10/30/24	1,510
4,900,000	g	ENTEL Chile S.A.	4.750	08/01/26	4,802
2,025,000		Intelsat Jackson Holdings S.A.	5.500	08/01/23	1,792
3,500,000	g	Oi S.A.	5.750	02/10/22	3,032
3,950,000		Orange S.A.	5.500	02/06/44	4,126
2,050,000	g	SES	3.600	04/04/23	2,080
3,450,000	g	SES Global Americas Holdings GP	2.500	03/25/19	3,435
7,475,000		Sprint Corp	7.250	09/15/21	7,358
1,000,000	g	Telecom Italia S.p.A	5.303	05/30/24	996
11,100,000		Telefonica Emisiones SAU	3.992	02/16/16	11,290
11,850,000		Telefonica Emisiones SAU	4.570	04/27/23	12,428
2,325,000		T-Mobile USA, Inc	6.375	03/01/25	2,386
21,000,000		Verizon Communications, Inc	0.700	11/02/15	20,971
19,967,000		Verizon Communications, Inc	2.625	02/21/20	19,905
9,275,000		Verizon Communications, Inc	3.450	03/15/21	9,445
5,625,000		Verizon Communications, Inc	4.150	03/15/24	5,766
20,500,000		Verizon Communications, Inc	4.400	11/01/34	19,187
25,920,000	g	Verizon Communications, Inc	4.272	01/15/36	23,249
549,000		Verizon Communications, Inc	6.000	04/01/41	602
10,550,000		Verizon Communications, Inc	3.850	11/01/42	8,689
13,623,000		Verizon Communications, Inc	5.012	08/21/54	12,453
5,321,000	g	Verizon Communications, Inc	4.672	03/15/55	4,611
		TOTAL TELECOMMUNICATION SERVICES			292,063

TRANSPORTATION - 1.1%
6,125,000	g	AP Moeller-Maersk A.S.	2.550	09/22/19	6,162
5,850,000	g	AP Moeller-Maersk A.S.	3.750	09/22/24	5,961
1,800,000	g	Asciano Finance Ltd	3.125	09/23/15	1,807
5,730,000	g	Asciano Finance Ltd	5.000	04/07/18	6,138
3,325,000		Boeing Co	3.500	03/01/45	2,929
1,000,000	g	Bombardier, Inc	5.500	09/15/18	990
334

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$1,075,000	g	Bombardier, Inc	4.750%	04/15/19	$1,045
7,075,000		Burlington Northern Santa Fe LLC	4.550	09/01/44	6,977
9,200,000		Canadian Pacific Railway Co	2.900	02/01/25	8,646
3,000,000		CSX Corp	4.100	03/15/44	2,737
3,900,000	g	ERAC USA Finance LLC	3.300	10/15/22	3,821
4,150,000	g	ERAC USA Finance LLC	5.625	03/15/42	4,433
4,350,000		FedEx Corp	2.300	02/01/20	4,320
5,400,000		FedEx Corp	3.200	02/01/25	5,260
4,500,000		FedEx Corp	4.100	02/01/45	4,027
6,311,000		GATX Corp	1.250	03/04/17	6,292
7,150,000		GATX Corp	2.500	07/30/19	7,076
4,425,000		GATX Corp	3.250	03/30/25	4,152
5,900,000		GATX Corp	5.200	03/15/44	5,946
6,650,000		GATX Corp	4.500	03/30/45	6,128
17,344,000		Kansas City Southern de Mexico S.A. de C.V.	2.350	05/15/20	16,905
3,750,000	g	Latam Airlines Group S.A.	7.250	06/09/20	3,860
9,950,000		Norfolk Southern Corp	4.450	06/15/45	9,511
2,625,000		Northrop Grumman Corp	1.750	06/01/18	2,621
2,975,000		Southwest Airlines Co	2.750	11/06/19	3,016
1,800,000	g	Transnet SOC Ltd	4.000	07/26/22	1,729
3,500,000	g	TTX Co	3.600	01/15/25	3,508
7,750,000		United Parcel Service, Inc	3.125	01/15/21	8,063
4,900,000		United Parcel Service, Inc	3.625	10/01/42	4,448
		TOTAL TRANSPORTATION			148,508

UTILITIES - 3.7%
1,250,000	i	AES Corp	3.283	06/01/19	1,250
6,225,000		AES Corp	4.875	05/15/23	5,851
1,500,000		AES Corp	5.500	03/15/24	1,453
6,325,000		AGL Capital Corp	4.400	06/01/43	6,265
5,150,000		Alabama Power Co	3.550	12/01/23	5,263
3,475,000		Alabama Power Co	4.150	08/15/44	3,313
15,000,000		American Electric Power Co, Inc	1.650	12/15/17	15,015
6,000,000		American Electric Power Co, Inc	2.950	12/15/22	5,816
2,000,000		AmeriGas Finance LLC	7.000	05/20/22	2,120
3,000,000		AmeriGas Partners LP	6.250	08/20/19	3,060
1,650,000		Arizona Public Service Co	4.500	04/01/42	1,651
5,500,000		Atmos Energy Corp	8.500	03/15/19	6,677
8,350,000		Atmos Energy Corp	4.125	10/15/44	7,945
4,800,000		Berkshire Hathaway Energy Co	3.500	02/01/25	4,773
8,000,000		Berkshire Hathaway Energy Co	5.150	11/15/43	8,508
5,775,000		Berkshire Hathaway Energy Co	4.500	02/01/45	5,621
6,225,000		Black Hills Corp	4.250	11/30/23	6,428
5,825,000		Brixmor Operating Partnership LP	3.850	02/01/25	5,590
3,000,000		California Resources Corp	5.000	01/15/20	2,640
2,080,000		California Resources Corp	6.000	11/15/24	1,786
4,750,000		Carolina Power & Light Co	5.300	01/15/19	5,290
2,750,000		Carolina Power & Light Co	5.700	04/01/35	3,222
3,670,000		CenterPoint Energy Resources Corp	4.500	01/15/21	3,940
3,550,000		CenterPoint Energy Resources Corp	6.250	02/01/37	4,137
7,500,000	g	CEZ AS.	4.250	04/03/22	7,841
2,500,000		CMS Energy Corp	5.050	02/15/18	2,704
3,055,000		Commonwealth Edison Co	4.000	08/01/20	3,260
335

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$4,200,000		Commonwealth Edison Co	5.900%	03/15/36	$4,988
5,525,000		Commonwealth Edison Co	3.700	03/01/45	4,941
2,750,000		Connecticut Light & Power Co	5.500	02/01/19	3,080
3,000,000		Connecticut Light & Power Co	4.300	04/15/44	2,957
9,050,000		Consolidated Edison Co of New York, Inc	3.950	03/01/43	8,231
3,300,000		Dominion Gas Holdings LLC	3.600	12/15/24	3,282
5,775,000		Dominion Gas Holdings LLC	4.600	12/15/44	5,423
1,400,000		Duke Energy Carolinas LLC	4.300	06/15/20	1,531
3,375,000		Duke Energy Ohio, Inc	3.800	09/01/23	3,503
4,575,000		Duke Energy Progress, Inc	4.150	12/01/44	4,404
7,100,000	g,i	Electricite de France	5.625	12/30/49	7,221
3,000,000	g	Empresa Electrica Angamos S.A.	4.875	05/25/29	2,950
900,000		Empresa Nacional de Electricidad S.A.	4.250	04/15/24	910
2,900,000		ENN Energy Holdings Ltd	3.250	10/23/19	2,854
4,000,000	g	Eskom Holdings SOC Ltd	5.750	01/26/21	3,920
2,550,000	g	Eskom Holdings SOC Ltd	7.125	02/11/25	2,580
7,675,000		Exelon Corp	3.950	06/15/25	7,709
2,250,000		Ferrellgas Partners LP	6.500	05/01/21	2,244
2,750,000		Ferrellgas Partners LP	6.750	01/15/22	2,757
6,250,000	g	FirstEnergy Transmission LLC	4.350	01/15/25	6,403
2,000,000		Florida Power Corp	6.400	06/15/38	2,565
3,500,000		FPL Group Capital, Inc	2.600	09/01/15	3,510
3,000,000		Georgia Power Co	5.400	06/01/40	3,312
5,000,000		Indiana Michigan Power Co	7.000	03/15/19	5,816
2,725,000		Integrys Energy Group, Inc	4.170	11/01/20	2,897
1,350,000	g	Israel Electric Corp Ltd	6.700	02/10/17	1,434
3,000,000	g	Israel Electric Corp Ltd	5.625	06/21/18	3,189
1,300,000	g	Israel Electric Corp Ltd	5.000	11/12/24	1,317
1,000,000	g	Kansas Gas & Electric	6.700	06/15/19	1,162
625,000	g	KazMunayGas National Co JSC	4.400	04/30/23	569
1,200,000	g	KazMunayGas National Co JSC	4.875	05/07/25	1,093
2,825,000		Kinder Morgan Energy Partners LP	9.000	02/01/19	3,392
1,500,000	g	Korea Hydro & Nuclear Power Co Ltd	2.875	10/02/18	1,536
2,500,000	g	Korea Hydro & Nuclear Power Co Ltd	2.375	10/28/19	2,485
5,000,000		LG&E and KU Energy LLC	3.750	11/15/20	5,220
12,500,000		Mercy Health	3.382	11/01/25	12,067
9,800,000	g	Molex Electronic Technologies LLC	2.878	04/15/20	9,641
8,250,000	g	Molex Electronic Technologies LLC	3.900	04/15/25	7,982
2,800,000		Nevada Power Co	6.500	08/01/18	3,194
3,335,000		Nevada Power Co	5.450	05/15/41	3,791
3,500,000		NiSource Finance Corp	4.800	02/15/44	3,556
3,375,000		Northeast Utilities	1.450	05/01/18	3,353
6,675,000		Northeast Utilities	3.150	01/15/25	6,440
2,000,000		NRG Energy, Inc	6.250	05/01/24	1,985
7,800,000		NSTAR Electric Co	4.400	03/01/44	7,766
2,500,000		NTPC Ltd	5.625	07/14/21	2,748
1,000,000		NTPC Ltd	4.750	10/03/22	1,035
7,100,000		Oncor Electric Delivery Co LLC	2.150	06/01/19	7,038
1,280,000		Oncor Electric Delivery Co LLC	5.250	09/30/40	1,414
8,170,000		Oncor Electric Delivery Co LLC	4.550	12/01/41	8,174
1,325,000	g	Oncor Electric Delivery Co LLC	3.750	04/01/45	1,179
6,600,000		ONEOK Partners LP	3.800	03/15/20	6,734
4,850,000		ONEOK Partners LP	3.375	10/01/22	4,457
336

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$3,900,000		Pacific Gas & Electric Co	8.250%	10/15/18	$4,673
5,850,000		Pacific Gas & Electric Co	4.300	03/15/45	5,597
4,825,000		Pepco Holdings, Inc	2.700	10/01/15	4,844
750,000		Potomac Electric Power Co	7.900	12/15/38	1,117
6,925,000		PPL Capital Funding, Inc	4.200	06/15/22	7,279
2,000,000		PPL Electric Utilities Corp	3.000	09/15/21	2,023
3,825,000		Progress Energy, Inc	7.050	03/15/19	4,443
4,625,000		Public Service Co of Colorado	3.200	11/15/20	4,817
8,800,000		Public Service Co of Oklahoma	5.150	12/01/19	9,759
2,640,000		Public Service Electric & Gas Co	5.300	05/01/18	2,911
5,000,000		Public Service Electric & Gas Co	3.500	08/15/20	5,264
2,940,000		QEP Resources, Inc	5.375	10/01/22	2,839
2,300,000		Sabine Pass LNG LP	6.500	11/01/20	2,380
4,275,000		San Diego Gas & Electric Co	3.000	08/15/21	4,379
5,550,000		Sempra Energy	2.875	10/01/22	5,375
15,000,000	h	Smith College	4.620	07/01/45	15,177
7,425,000		Southern California Edison Co	4.650	10/01/43	7,700
7,005,000		Southern California Edison Co	3.600	02/01/45	6,219
6,600,000		Spectra Energy Partners LP	4.500	03/15/45	5,826
2,325,000		Tampa Electric Co	4.100	06/15/42	2,210
2,790,000	g	Three Gorges Finance I Cayman Islands Ltd	3.700	06/10/25	2,809
3,250,000	g	Transportadora de Gas del Peru S.A.	4.250	04/30/28	3,193
3,680,000		Virginia Electric and Power Co	2.950	01/15/22	3,665
1,900,000		WEC Energy Group, Inc	3.550	06/15/25	1,892
5,075,000		Williams Partners LP	3.600	03/15/22	4,923
7,250,000		Williams Partners LP	4.500	11/15/23	7,299
6,000,000		Williams Partners LP	4.900	01/15/45	5,131
4,125,000		Wisconsin Power & Light Co	4.100	10/15/44	3,984
14,000,000	g	WPD Investment Holdings Ltd	3.900	05/01/16	14,279
2,200,000		Xcel Energy, Inc	3.300	06/01/25	2,158
2,890,000		Xcel Energy, Inc	4.800	09/15/41	2,987
		TOTAL UTILITIES			502,510

		TOTAL CORPORATE BONDS			4,999,504
		(Cost $4,998,716)

GOVERNMENT BONDS - 44.6%

AGENCY SECURITIES - 2.2%
14,243,798		AMAL Ltd	3.465	08/21/21	15,006
5,930,006		Export Lease Ten Co LLC	1.650	05/07/25	5,768
5,000,000		International Bank for Reconstruction & Development	0.500	04/15/16	5,005
21,125,000		Lutheran Medical Center	1.982	02/20/30	20,255
293,778		National Credit Union Administration	1.840	10/07/20	295
14,113,567		Premier Aircraft Leasing	3.576	02/06/22	14,930
15,000,000		Private Export Funding Corp (PEFCO)	2.125	07/15/16	15,241
34,000,000		PEFCO	1.375	02/15/17	34,185
17,000,000		PEFCO	5.450	09/15/17	18,643
10,000,000		PEFCO	2.250	12/15/17	10,278
5,000,000		PEFCO	4.375	03/15/19	5,500
7,240,000		PEFCO	1.450	08/15/19	7,149
27,750,000		PEFCO	2.250	03/15/20	28,106
35,000,000		PEFCO	4.300	12/15/21	39,036
337

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)
	$30,000,000		PEFCO	2.050%	11/15/22	$29,042
	12,500,000		Sam Luis Hospital	3.700	08/30/44	12,867
	1,891,406		Totem Ocean Trailer Express, Inc	4.514	12/18/19	2,008
	9,000,000		Ukraine Government AID Bonds	1.844	05/16/19	9,011
	13,730,000		UNM Sandoval Regional Medical Center	4.500	07/20/36	13,818
	3,000,000		US Department of Housing and Urban Development (HUD)	5.380	08/01/18	3,168
			TOTAL AGENCY SECURITIES			289,311

FOREIGN GOVERNMENT BONDS - 5.1%
	2,250,000	g	Banque Centrale de Tunisie S.A.	5.750	01/30/25	2,197
	3,800,000	g	Brazil Minas SPE via State of Minas Gerais	5.333	02/15/28	3,591
	5,750,000		Brazil Notas do Tesouro Nacional Serie F	10.000	01/01/21	1,663
	1,210,000		Brazilian Government International Bond	5.875	01/15/19	1,343
	2,500,000		Brazilian Government International Bond	4.250	01/07/25	2,412
	825,000		Brazilian Government International Bond	7.125	01/20/37	932
	2,000,000		Brazilian Government International Bond	5.625	01/07/41	1,910
	1,735,000		Brazilian Government International Bond	5.000	01/27/45	1,501
	5,000,000	g	Caisse d’Amortissement de la Dette Sociale	2.000	04/17/20	5,034
	4,000,000	g	Caisse d’Amortissement de la Dette Sociale	1.875	02/12/22	3,899
	1,200,000	g	Caisse d’Amortissement de la Dette Sociale	3.375	03/20/24	1,265
	25,275,000		Canada Government International Bond	0.875	02/14/17	25,363
	5,410,000		Colombia Government International Bond	4.375	07/12/21	5,659
	1,775,000		Colombia Government International Bond	2.625	03/15/23	1,626
COP	1,666,000,000		Colombia Government International Bond	4.375	03/21/23	578
	$4,450,000		Colombia Government International Bond	4.000	02/26/24	4,428
	1,500,000		Colombia Government International Bond	6.125	01/18/41	1,624
	1,975,000		Colombia Government International Bond	5.625	02/26/44	2,000
	3,500,000	g	Costa Rica Government International Bond	7.158	03/12/45	3,412
	2,000,000	g	Croatia Government International Bond	6.250	04/27/17	2,117
	3,150,000	g	Croatia Government International Bond	6.375	03/24/21	3,398
	2,325,000	g	Croatia Government International Bond	5.500	04/04/23	2,390
DOP	63,500,000	g	Dominican Republic International Bond	10.000	01/05/17	1,441
	$6,500,000	g	Dominican Republic International Bond	5.500	01/27/25	6,516
	4,200,000	g	Ecuador Government International Bond	10.500	03/24/20	4,210
	3,275,000	g	Egypt Government International Bond	5.875	06/11/25	3,198
	2,800,000	g	El Salvador Government International Bond	7.650	06/15/35	2,814
	10,000,000		European Investment Bank	2.500	04/15/21	10,260
	3,500,000		European Investment Bank	4.875	02/15/36	4,273
	3,825,000		Export-Import Bank of Korea	1.250	11/20/15	3,828
	3,800,000		Export-Import Bank of Korea	2.250	01/21/20	3,760
	3,000,000		Federative Republic of Brazil	6.000	01/17/17	3,202
	2,550,000	g	Gabonese Republic	6.950	06/16/25	2,531
EUR	18,750,000	g	Hellenic Republic Government Bond	4.750	04/17/19	11,501
	$2,700,000		Hungary Government International Bond	5.750	11/22/23	2,990
	1,100,000		Hungary Government International Bond	5.375	03/25/24	1,192
	40,200,000		Hydro Quebec	1.375	06/19/17	40,534
	1,000,000	g	Indonesia Government International Bond	4.125	01/15/25	981
	2,400,000	g	Indonesia Government International Bond	5.125	01/15/45	2,289
	5,310,000		Italy Government International Bond	6.875	09/27/23	6,584
	1,900,000	g,i	Ivory Coast Government International Bond	5.750	12/31/32	1,782
	1,880,000	g	Japan Finance Organization for Municipalities	2.125	03/06/19	1,904
	5,000,000	g	Kazakhstan Government International Bond	3.875	10/14/24	4,700
	4,325,000	g	Kenya Government International Bond	5.875	06/24/19	4,416
338

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)
	$18,750,000		KFW	2.625%	01/25/22	$19,245
	4,500,000	g	Kommunalbanken AS.	1.375	06/08/17	4,543
	5,800,000	g,i	Kommunalbanken AS.	0.456	02/20/18	5,821
	7,700,000	g	Kommunalbanken AS.	1.625	01/15/20	7,652
	2,600,000	g	Kommunalbanken AS.	2.125	02/11/25	2,487
	5,000,000	g	Kommuninvest I Sverige AB	2.000	11/12/19	5,055
	2,400,000		Korea Development Bank	1.500	01/22/18	2,383
	2,600,000		Korea Development Bank	2.500	03/11/20	2,607
	6,000,000	g	Korea Housing Finance Corp	1.625	09/15/18	5,915
	5,000,000		Landwirtschaftliche Rentenbank	5.125	02/01/17	5,344
	6,682,000		Landwirtschaftliche Rentenbank	2.000	01/13/25	6,383
	3,000,000	g	Lithuania Government International Bond	6.625	02/01/22	3,570
MXN	50,000,000		Mexican Bonos	7.750	12/14/17	3,435
	$1,000,000		Mexico Government International Bond	5.625	01/15/17	1,066
	2,500,000		Mexico Government International Bond	3.600	01/30/25	2,465
	1,500,000		Mexico Government International Bond	4.750	03/08/44	1,433
	5,760,000		Mexico Government International Bond	4.600	01/23/46	5,342
	1,000,000	g	Morocco Government International Bond	5.500	12/11/42	1,012
	1,000,000	g	Municipality Finance plc	1.750	05/21/19	1,008
NGN	485,000,000		Nigeria Government Bond	15.100	04/27/17	2,441
	$43,950,000		North American Development Bank	2.400	10/26/22	42,593
	1,175,000		Panama Government International Bond	5.200	01/30/20	1,295
	3,000,000		Panama Government International Bond	4.000	09/22/24	3,015
	3,500,000		Panama Government International Bond	3.750	03/16/25	3,447
	1,000,000		Peruvian Government International Bond	7.125	03/30/19	1,164
	1,250,000		Peruvian Government International Bond	6.550	03/14/37	1,556
	4,175,000		Philippine Government International Bond	4.200	01/21/24	4,551
	2,500,000		Philippine Government International Bond	5.000	01/13/37	2,894
	2,980,000		Philippine Government International Bond	3.950	01/20/40	3,010
	1,850,000		Poland Government International Bond	6.375	07/15/19	2,138
	6,167,000		Poland Government International Bond	5.125	04/21/21	6,842
	1,000,000		Poland Government International Bond	4.000	01/22/24	1,046
	25,000,000	g	Province of Alberta Canada	1.000	06/21/17	25,053
	21,000,000		Province of British Columbia Canada	1.200	04/25/17	21,164
	15,000,000		Province of British Columbia Canada	2.000	10/23/22	14,677
	20,750,000		Province of Manitoba Canada	1.750	05/30/19	20,925
	10,000,000		Province of Manitoba Canada	3.050	05/14/24	10,266
	20,000,000		Province of New Brunswick Canada	2.750	06/15/18	20,837
	12,000,000		Province of Nova Scotia Canada	2.375	07/21/15	12,011
	24,000,000		Province of Ontario Canada	2.300	05/10/16	24,364
	2,250,000		Province of Quebec Canada	5.125	11/14/16	2,384
	8,835,000		Province of Quebec Canada	4.625	05/14/18	9,657
	22,500,000		Province of Quebec Canada	3.500	07/29/20	24,095
	10,000,000		Province of Quebec Canada	2.750	08/25/21	10,222
	6,000,000		Province of Quebec Canada	7.500	09/15/29	8,662
	5,170,000		Republic of Angola Via Northern Lights III BV	7.000	08/16/19	5,161
	5,175,000	g	Republic of Azerbaijan International Bond	4.750	03/18/24	5,272
	3,485,000	g	Republic of Paraguay	6.100	08/11/44	3,529
	2,350,000	g	Republic of Serbia	5.250	11/21/17	2,428
	1,304,515	i	Republic of Serbia	6.750	11/01/24	1,326
	1,225,000	g	Republic of Trinidad & Tobago	4.375	01/16/24	1,314
	4,500,000		Republic of Turkey	7.500	07/14/17	4,966
	1,650,000		Republic of Turkey	6.000	01/14/41	1,738
339

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)
	$1,500,000	g	Republic of Zambia	5.375%	09/20/22	$1,296
	3,500,000	g	Russian Foreign Bond - Eurobond	4.875	09/16/23	3,461
	3,985,000	g	Slovenia Government International Bond	5.500	10/26/22	4,419
	1,300,000	g	Socialist Republic of Vietnam	6.750	01/29/20	1,437
ZAR	121,524,000		South Africa Government Bond	8.250	09/15/17	10,194
	$1,002,000		South Africa Government International Bond	6.875	05/27/19	1,140
	3,500,000		South Africa Government International Bond	5.500	03/09/20	3,808
	5,625,000		South Africa Government International Bond	5.875	09/16/25	6,232
	2,375,000		South Africa Government International Bond	5.375	07/24/44	2,369
	2,400,000	g	Sri Lanka Government International Bond	6.000	01/14/19	2,451
	7,680,000		Svensk Exportkredit AB	5.125	03/01/17	8,227
	4,000,000		Svensk Exportkredit AB	1.125	04/05/18	3,991
	12,000,000		Turkey Government International Bond	6.750	04/03/18	13,233
	4,000,000		Turkey Government International Bond	3.250	03/23/23	3,720
	7,050,000		Turkey Government International Bond	5.750	03/22/24	7,632
	4,500,000		Turkey Government International Bond	4.250	04/14/26	4,289
	2,000,000		Turkey Government International Bond	6.875	03/17/36	2,320
	4,000,000		United Mexican States	5.950	03/19/19	4,486
	1,925,000		Uruguay Government International Bond	4.500	08/14/24	2,021
	3,750,000		Uruguay Government International Bond	5.100	06/18/50	3,572
	4,715,000	g	Vietnam Government International Bond	4.800	11/19/24	4,715
			TOTAL FOREIGN GOVERNMENT BONDS			691,070

MORTGAGE BACKED - 24.2%
	5,000,000		Federal Home Loan Mortgage Corp (FHLMC)	3.000	02/15/26	5,139
	11,194,133	i	FHLMC	0.796	07/15/37	11,378
	26,445,000		FHLMC	4.000	12/15/38	28,228
	13,452,882	i	FHLMC	0.636	09/15/42	13,576
	103,270		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.500	12/01/16	106
	973,699		FGLMC	5.000	09/01/18	1,017
	524,080		FGLMC	5.500	01/01/19	550
	145,018		FGLMC	4.000	06/01/19	152
	534,932		FGLMC	4.500	01/01/20	557
	502,031		FGLMC	4.500	07/01/20	528
	337,495		FGLMC	4.500	08/01/20	354
	96,036		FGLMC	7.000	10/01/20	102
	4,560,483		FGLMC	4.500	06/01/21	4,780
	1,594,774		FGLMC	4.500	06/01/21	1,672
	595,896		FGLMC	5.000	04/01/23	645
	18,166		FGLMC	7.000	05/01/23	21
	220,440		FGLMC	6.000	10/01/23	249
	158,508		FGLMC	6.000	11/01/23	179
	2,267,078		FGLMC	4.000	07/01/24	2,396
	706,055		FGLMC	4.500	09/01/24	753
	49,000,000	h	FGLMC	3.500	07/15/30	51,581
	56,000,000	h	FGLMC	3.000	08/15/30	57,759
	38,818		FGLMC	8.000	01/01/31	45
	79,520		FGLMC	7.000	12/01/31	83
	5,962		FGLMC	7.000	01/01/32	6
	188,287		FGLMC	8.000	02/01/32	220
	1,299,175		FGLMC	4.500	07/01/33	1,408
	2,861,643		FGLMC	5.500	12/01/33	3,225
	1,599,722		FGLMC	5.500	12/01/33	1,809
340

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$7,902,845		FGLMC	7.000%	12/01/33	$9,345
9,963,300		FGLMC	5.000	01/01/34	11,155
3,759,197		FGLMC	4.500	10/01/34	4,073
1,727,598		FGLMC	4.500	04/01/35	1,875
2,778,899		FGLMC	7.000	05/01/35	3,308
582,430		FGLMC	5.000	02/01/36	643
12,280		FGLMC	6.500	05/01/36	14
3,398,587		FGLMC	5.000	04/01/38	3,758
2,766,999		FGLMC	5.000	07/01/39	3,049
14,122,906		FGLMC	4.500	11/01/40	15,539
15,917,993		FGLMC	4.500	12/01/40	17,485
30,067,865		FGLMC	3.500	01/01/41	30,926
14,141,346		FGLMC	3.500	04/01/44	14,632
24,096,408		FGLMC	4.000	08/01/44	25,704
17,293,579		FGLMC	4.000	09/01/44	18,471
5,793,908		FGLMC	4.500	10/01/44	6,377
3,214,180		FGLMC	4.500	11/01/44	3,537
2,524,620		FGLMC	4.500	11/01/44	2,779
1,300,910		FGLMC	4.500	12/01/44	1,411
2,011,396		FGLMC	4.500	12/01/44	2,214
69,334,699		FGLMC	4.000	02/01/45	73,381
12,049,676		FGLMC	3.500	04/01/45	12,420
31,000,000	h	FGLMC	3.000	07/15/45	30,741
31,000,000	h	FGLMC	3.500	08/15/45	31,744
36,000,000	h	FGLMC	4.000	08/15/45	37,934
1,601		Federal National Mortgage Association (FNMA)	6.500	04/01/16	2
36,502		FNMA	6.500	10/01/16	37
43,631		FNMA	6.500	11/01/16	45
140,566		FNMA	6.500	02/01/18	147
1,117,094		FNMA	5.500	04/01/18	1,171
205,947		FNMA	6.500	04/01/18	215
912,199		FNMA	5.500	07/01/20	987
289,560		FNMA	4.500	11/01/20	302
768,596		FNMA	5.500	08/01/21	833
578,259		FNMA	4.500	03/01/23	616
44,213		FNMA	8.000	03/01/23	46
1,104,723		FNMA	4.500	06/01/23	1,176
1,742,763		FNMA	5.000	07/01/23	1,890
1,114,670		FNMA	4.000	05/01/24	1,174
120,495		FNMA	8.000	07/01/24	144
967,280		FNMA	4.500	08/01/24	1,035
4,745,119		FNMA	4.000	09/01/24	5,024
24,066		FNMA	9.000	11/01/25	28
32,000,000	h	FNMA	2.500	07/25/30	32,335
33,000,000	g,h	FNMA	3.000	07/25/30	34,140
14,000,000	h	FNMA	3.500	07/25/30	14,750
115,000,000	h	FNMA	2.500	08/25/30	115,961
75,000,000	h	FNMA	3.000	08/25/30	77,426
1,490,359		FNMA	6.500	07/01/32	1,727
168,525		FNMA	7.000	07/01/32	182
128,656		FNMA	7.000	07/01/32	143
581,841		FNMA	4.500	03/25/33	596
10,649,783		FNMA	3.000	10/01/33	10,840
341

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$1,368,631		FNMA	4.500%	10/01/33	$1,490
25,938,824		FNMA	5.000	10/01/33	28,843
151,966		FNMA	5.000	11/01/33	170
2,800,647		FNMA	5.000	11/01/33	3,149
10,661,070		FNMA	5.500	03/01/34	12,024
7,572,569		FNMA	3.500	03/25/34	7,721
50,166,834		FNMA	3.000	01/01/35	51,013
9,896,301		FNMA	5.500	02/01/35	11,159
2,430,323		FNMA	4.500	05/01/35	2,648
68,574		FNMA	7.500	06/01/35	74
62,213		FNMA	6.500	03/01/37	74
3,627,736		FNMA	5.500	08/01/37	4,089
1,627,776		FNMA	6.000	09/01/37	1,883
1,502,710		FNMA	6.000	09/01/37	1,739
1,314,857		FNMA	6.500	09/01/37	1,509
1,918,249		FNMA	5.500	01/01/38	2,159
69,304		FNMA	6.500	02/01/38	80
9,497,935		FNMA	5.500	11/01/38	10,915
7,746,836		FNMA	5.500	12/01/38	8,833
16,282,427		FNMA	4.000	02/01/39	17,271
176,647		FNMA	4.500	04/01/39	191
748,318		FNMA	4.000	07/01/39	798
5,820,413		FNMA	5.500	08/01/39	6,614
4,043,062		FNMA	4.500	10/01/39	4,376
357,473		FNMA	4.500	02/01/40	390
4,409,116		FNMA	4.500	06/01/40	4,774
2,293,034		FNMA	5.000	08/01/40	2,537
13,697,226		FNMA	5.000	09/01/40	15,141
3,541,154		FNMA	4.500	10/01/40	3,837
989,982		FNMA	6.000	10/01/40	1,127
753,475		FNMA	4.500	11/01/40	823
11,123,942		FNMA	4.500	11/01/40	12,018
5,279,185		FNMA	4.500	11/01/40	5,716
1,489,522		FNMA	4.500	01/01/41	1,636
1,166,701		FNMA	4.500	02/01/41	1,275
17,623,867		FNMA	5.000	05/01/41	19,517
1,319,215		FNMA	4.500	06/01/41	1,441
1,212,866		FNMA	4.500	06/01/41	1,332
1,071,467		FNMA	5.000	06/01/41	1,190
1,463,384		FNMA	5.000	08/01/41	1,618
573,083		FNMA	4.500	09/01/41	621
1,712,277		FNMA	4.500	12/01/41	1,871
32,980,013		FNMA	5.500	12/01/41	37,719
1,335,193		FNMA	4.500	01/01/42	1,458
10,000,000		FNMA	4.000	01/25/42	10,678
7,594,758		FNMA	3.500	02/01/42	7,838
1,519,258		FNMA	4.500	03/01/42	1,669
12,713,003		FNMA	4.500	04/01/42	13,765
1,105,266		FNMA	4.500	04/01/42	1,196
1,367,359		FNMA	4.500	04/01/42	1,494
1,597,168		FNMA	4.500	06/01/42	1,746
1,244,417		FNMA	4.500	07/01/42	1,367
15,796,221	i	FNMA	0.687	08/25/42	16,027
342

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$22,931,008		FNMA	3.000%	10/01/42	$22,915
253,010		FNMA	3.000	10/01/42	253
255,493		FNMA	3.000	10/01/42	255
654,581		FNMA	3.000	11/01/42	654
14,497,798	i	FNMA	0.587	11/25/42	14,511
34,353,565		FNMA	3.500	11/25/42	7,799
877,125		FNMA	3.000	12/01/42	876
317,246		FNMA	3.000	12/01/42	316
11,671,576		FNMA	3.000	01/01/43	11,647
25,917,299		FNMA	3.000	01/01/43	25,895
5,885,804		FNMA	3.000	02/01/43	5,882
15,549,499		FNMA	3.000	02/01/43	15,536
1,658,695		FNMA	3.000	02/01/43	1,657
156,162		FNMA	3.000	02/01/43	156
725,062		FNMA	3.000	02/01/43	724
33,107,991		FNMA	3.000	02/01/43	33,080
861,730		FNMA	3.000	02/01/43	861
6,379,067		FNMA	3.500	02/01/43	6,603
1,171,744		FNMA	3.000	03/01/43	1,170
3,714,026		FNMA	3.000	03/01/43	3,708
1,126,699		FNMA	3.000	03/01/43	1,125
4,530,541		FNMA	3.000	03/01/43	4,525
156,056		FNMA	3.000	03/01/43	156
4,084,276		FNMA	3.000	03/01/43	4,080
285,802		FNMA	3.000	03/01/43	285
794,999		FNMA	3.000	03/01/43	792
3,574,453		FNMA	3.000	03/01/43	3,570
895,101		FNMA	3.000	03/01/43	894
2,320,811		FNMA	3.000	03/01/43	2,317
9,629,653	i	FNMA	0.537	03/25/43	9,672
179,448		FNMA	3.000	04/01/43	179
247,846		FNMA	3.000	04/01/43	247
16,711		FNMA	3.000	04/01/43	17
1,333,616		FNMA	3.000	04/01/43	1,332
2,090,749		FNMA	3.000	04/01/43	2,088
982,662		FNMA	3.000	04/01/43	981
1,353,326		FNMA	3.000	04/01/43	1,351
64,965		FNMA	3.000	04/01/43	65
752,919		FNMA	3.000	04/01/43	752
1,555,410		FNMA	3.000	04/01/43	1,553
1,845,869		FNMA	3.000	05/01/43	1,843
5,940,680		FNMA	3.000	05/01/43	5,932
1,033,327		FNMA	3.500	05/01/43	1,070
1,708,739		FNMA	3.500	05/01/43	1,769
1,743,096		FNMA	3.500	06/01/43	1,804
4,545,127		FNMA	3.500	06/01/43	4,705
2,159,750		FNMA	3.500	06/01/43	2,236
840,520		FNMA	3.500	06/01/43	870
2,187,972		FNMA	3.500	06/01/43	2,265
936,923		FNMA	3.500	06/01/43	965
5,886,707		FNMA	3.500	07/01/43	6,093
2,891,011		FNMA	3.500	07/01/43	2,992
21,810,693		FNMA	4.000	11/01/43	23,340
343

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$10,648,746		FNMA	4.000%	04/01/44	$11,354
6,252,794		FNMA	4.000	06/01/44	6,666
3,433,284		FNMA	4.000	06/01/44	3,660
10,290,997		FNMA	4.500	06/01/44	11,326
3,398,379		FNMA	4.000	07/01/44	3,623
1,820,427		FNMA	4.000	07/01/44	1,941
14,882,958		FNMA	4.000	08/01/44	15,865
2,335,657		FNMA	4.000	08/01/44	2,490
6,146,187		FNMA	4.000	08/01/44	6,552
6,376,049		FNMA	4.000	08/01/44	6,795
1,182,196		FNMA	4.000	09/01/44	1,260
1,622,968		FNMA	4.000	09/01/44	1,730
1,111,703		FNMA	3.500	10/01/44	1,151
822,469		FNMA	3.500	10/01/44	851
7,714,828		FNMA	4.000	10/01/44	8,224
9,972,111		FNMA	4.500	10/01/44	10,977
19,167,907		FNMA	4.500	11/01/44	21,099
6,900,598		FNMA	4.000	12/01/44	7,370
5,565,568		FNMA	4.000	12/01/44	5,944
5,315,472		FNMA	4.500	12/01/44	5,851
5,638,669		FNMA	4.000	01/01/45	6,011
57,414,548		FNMA	4.000	01/01/45	61,462
1,270,543		FNMA	3.500	03/01/45	1,314
705,588		FNMA	3.500	03/01/45	727
2,556,061		FNMA	4.500	03/01/45	2,814
2,758,521		FNMA	4.000	05/01/45	2,941
6,131,795		FNMA	4.000	06/01/45	6,538
31,000,000	h	FNMA	3.000	07/25/45	30,811
15,000,000	h	FNMA	3.500	07/25/45	15,429
27,000,000	h	FNMA	4.000	07/25/45	28,569
101,000,000	h	FNMA	3.000	08/25/45	100,124
208,000,000	h	FNMA	3.500	08/25/45	213,391
116,000,000	h	FNMA	4.000	08/25/45	122,468
159,000,000	h	FNMA	4.500	08/25/45	171,521
90,000,000	h	FNMA	5.000	08/25/45	99,311
175,000,000	h	FNMA	3.500	09/25/45	179,033
27,000,000	h	FNMA	4.000	09/25/45	28,432
356		Government National Mortgage Association (GNMA)	9.000	06/15/16	0	^
702		GNMA	9.000	09/15/16	1
1,182		GNMA	9.000	09/15/16	1
3,724		GNMA	9.000	11/15/16	4
2,604		GNMA	9.000	12/15/16	3
1,081		GNMA	9.000	12/15/16	1
9,764		GNMA	9.500	12/15/16	10
11,658		GNMA	8.000	06/15/24	13
28,805		GNMA	8.500	11/20/30	35
47,614		GNMA	8.500	12/20/30	58
882,506		GNMA	5.500	07/15/33	1,018
541,412		GNMA	5.500	11/20/33	617
1,884,256		GNMA	5.500	03/20/35	2,149
962,986		GNMA	5.500	12/20/35	1,098
544,188		GNMA	6.000	10/20/36	625
565,312		GNMA	6.000	01/20/37	649
344

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$1,651,078		GNMA	6.000%	02/20/37	$1,895
1,236,039		GNMA	5.000	04/15/38	1,371
1,222,999		GNMA	5.500	07/15/38	1,381
1,940,562		GNMA	5.500	07/20/38	2,185
667,050		GNMA	6.000	08/20/38	758
1,156,820		GNMA	6.500	11/20/38	1,347
1,333,748		GNMA	2.176	05/16/39	1,337
2,406,981		GNMA	5.000	06/15/39	2,721
3,324,295		GNMA	5.000	06/15/39	3,759
1,748,166		GNMA	5.000	07/20/39	1,947
11,664,639		GNMA	4.500	09/20/39	12,955
45,476,382		GNMA	3.500	10/20/42	9,952
9,773,114		GNMA	3.500	07/15/43	10,172
3,132,367		GNMA	3.500	02/15/45	3,261
55,000,000	h	GNMA	3.000	07/20/45	55,418
31,000,000	h	GNMA	3.500	07/20/45	32,113
62,000,000	h	GNMA	3.000	08/20/45	62,314
235,000,000	h	GNMA	3.500	08/20/45	242,803
63,000,000	h	GNMA	4.000	08/20/45	66,593
71,000,000	h	GNMA	4.000	09/20/45	74,917
		TOTAL MORTGAGE BACKED			3,252,117

MUNICIPAL BONDS - 4.0%
9,685,000		Arizona School Facilities Board	0.945	09/01/16	9,722
3,740,000		Arizona School Facilities Board	0.945	09/01/16	3,749
3,270,000		California Earthquake Authority	1.194	07/01/16	3,272
3,600,000		California Earthquake Authority	1.824	07/01/17	3,616
1,020,000		Charlotte-Mecklenburg Hospital Authority	5.000	08/01/15	1,023
15,000,000		City of New York NY	2.450	04/01/19	15,269
10,000,000		City of New York NY	2.650	04/01/20	10,158
12,000,000		Florida Hurricane Catastrophe Fund Finance Corp	1.298	07/01/16	12,058
3,500,000		Maine Municipal Bond Bank	1.708	06/01/16	3,531
8,800,000		New York State Urban Development Corp	1.350	03/15/18	8,780
2,000,000		Permanent University Fund	1.439	07/01/17	2,004
2,625,000		Permanent University Fund	1.730	07/01/18	2,637
4,720,000		Permanent University Fund	1.880	07/01/19	4,679
2,320,000		Permanent University Fund	2.258	07/01/20	2,309
2,160,000		Permanent University Fund	2.408	07/01/21	2,154
2,750,000		Permanent University Fund	2.508	07/01/22	2,740
2,855,000		Permanent University Fund	2.608	07/01/23	2,838
3,250,000		Permanent University Fund	2.708	07/01/24	3,201
2,335,000		Permanent University Fund	2.808	07/01/25	2,295
3,775,000		Permanent University Fund	2.908	07/01/26	3,720
4,000,000		Permanent University Fund	3.008	07/01/27	3,902
18,535,000		Permanent University Fund	3.575	07/01/32	17,184
2,000,000		Port of Corpus Christi Authority of Nueces County	3.138	12/01/22	1,990
1,700,000		Port of Corpus Christi Authority of Nueces County	3.287	12/01/23	1,690
1,500,000		Port of Corpus Christi Authority of Nueces County	3.387	12/01/24	1,501
1,000,000		Port of Corpus Christi Authority of Nueces County	3.487	12/01/25	1,002
15,625,000		State of California	1.050	02/01/16	15,671
11,370,000		State of California	5.950	04/01/16	11,817
2,915,000		State of Georgia	1.750	07/01/19	2,912
3,060,000		State of Georgia	2.000	07/01/20	3,054
345

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

			MATURITY	VALUE
PRINCIPAL	ISSUER	RATE	DATE	(000)
$3,215,000	State of Georgia	2.150%	07/01/21	$3,193
3,905,000	State of Georgia	2.750	07/01/25	3,806
4,100,000	State of Georgia	2.850	07/01/26	3,977
4,305,000	State of Georgia	2.950	07/01/27	4,163
4,520,000	State of Georgia	3.050	07/01/28	4,360
3,245,000	State of Georgia	3.150	07/01/29	3,075
12,500,000	State of Illinois	0.750	06/15/16	12,486
19,760,000	State of Illinois	4.833	02/01/17	20,427
12,500,000	State of Illinois	1.750	06/15/17	12,594
8,000,000	State of Illinois	4.350	06/01/18	8,218
7,500,000	State of Illinois	2.000	06/15/18	7,566
7,500,000	State of Illinois	2.000	06/15/19	7,424
7,160,000	State of Illinois	5.463	02/01/20	7,582
12,500,000	State of Illinois	1.930	06/15/20	12,110
12,500,000	State of Illinois	2.250	06/15/21	12,086
10,000,000	State of Illinois	4.310	04/01/23	9,499
11,535,000	State of Illinois	4.610	04/01/25	10,891
9,350,000	State of Illinois	4.760	04/01/26	8,746
12,500,000	State of Illinois	3.150	06/15/26	11,835
13,880,000	State of Illinois	4.910	04/01/27	12,956
12,500,000	State of Illinois	3.250	06/15/27	11,723
8,115,000	State of Illinois	5.010	04/01/28	7,443
20,870,000	State of Michigan	3.500	05/15/30	19,925
21,640,000	State of Michigan	3.600	05/15/31	20,768
22,455,000	State of Michigan	3.700	05/15/32	21,651
13,515,000	University of California	1.296	05/15/18	13,469
55,000,000	University of California	1.796	07/01/19	54,312
11,735,000	University of California	1.995	05/15/20	11,592
4,500,000	University of California	2.300	05/15/21	4,450
6,000,000	University of California	2.570	05/15/22	5,895
14,800,000	University of California	3.931	05/15/45	14,136
20,000,000	University of New Mexico	3.532	06/20/32	19,635
	TOTAL MUNICIPAL BONDS			542,471

U.S. TREASURY SECURITIES - 9.1%
22,000,000	United States Treasury Bond	6.375	08/15/27	30,955
15,185,000	United States Treasury Bond	5.250	11/15/28	19,757
49,175,000	United States Treasury Bond	5.250	02/15/29	64,047
100,686,000	United States Treasury Bond	5.375	02/15/31	135,076
45,602,000	United States Treasury Bond	4.500	02/15/36	57,134
4,500,000	United States Treasury Bond	4.750	02/15/37	5,810
16,000,000	United States Treasury Bond	3.500	02/15/39	17,172
19,135,000	United States Treasury Bond	4.375	05/15/41	23,549
16,434,000	United States Treasury Bond	3.750	08/15/41	18,373
56,375,000	United States Treasury Bond	3.625	08/15/43	61,735
21,735,000	United States Treasury Bond	2.500	02/15/45	19,039
42,000,000	United States Treasury Bond	3.000	05/15/45	40,963
15,952,000	United States Treasury Note	1.750	07/31/15	15,972
18,485,000	United States Treasury Note	1.250	10/31/15	18,553
17,747,000	United States Treasury Note	0.375	11/15/15	17,765
5,900,000	United States Treasury Note	0.250	12/31/15	5,902
3,300,000	United States Treasury Note	0.375	03/15/16	3,303
23,000,000	United States Treasury Note	0.375	03/31/16	23,020
346

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$9,800,000		United States Treasury Note	2.375%	03/31/16	$9,955
44,410,000		United States Treasury Note	0.375	04/30/16	44,434
6,000,000		United States Treasury Note	0.500	07/31/16	6,008
10,000,000		United States Treasury Note	3.125	10/31/16	10,353
4,675,000		United States Treasury Note	0.750	01/15/17	4,690
3,900,000		United States Treasury Note	0.625	02/15/17	3,904
25,000,000		United States Treasury Note	0.500	04/30/17	24,949
40,000,000		United States Treasury Note	0.625	05/31/17	39,978
17,545,000		United States Treasury Note	1.125	06/15/18	17,601
12,100,000		United States Treasury Note	2.250	07/31/18	12,535
9,966,900		United States Treasury Note	1.375	09/30/18	10,043
10,365,000		United States Treasury Note	1.750	10/31/18	10,570
5,625,000		United States Treasury Note	1.375	02/28/19	5,641
5,550,000		United States Treasury Note	1.000	06/30/19	5,466
3,870,000		United States Treasury Note	1.250	10/31/19	3,832
26,797,000		United States Treasury Note	1.500	05/31/20	26,623
20,500,000		United States Treasury Note	1.625	06/30/20	20,479
825,000		United States Treasury Note	2.125	01/31/21	838
27,720,000		United States Treasury Note	2.000	02/28/21	27,954
3,240,000		United States Treasury Note	2.250	04/30/21	3,306
16,465,000		United States Treasury Note	2.000	05/31/21	16,558
1,730,000		United States Treasury Note	2.125	06/30/21	1,750
11,825,000		United States Treasury Note	2.000	08/31/21	11,853
133,872,000		United States Treasury Note	8.000	11/15/21	182,568
90,000,000		United States Treasury Note	1.750	02/28/22	88,341
1,710,000		United States Treasury Note	1.750	03/31/22	1,677
8,000,000		United States Treasury Note	1.750	04/30/22	7,842
28,000,000		United States Treasury Note	1.875	05/31/22	27,661
18,875,000		United States Treasury Note	2.125	05/15/25	18,502
		TOTAL U.S. TREASURY SECURITIES			1,224,036

		TOTAL GOVERNMENT BONDS			5,999,005
		(Cost $5,954,904)

STRUCTURED ASSETS - 15.7%

ASSET BACKED - 9.1%
1,080,514	i	ACE Securities Corp Home Equity Loan Trust	0.922	08/25/35	1,066
		Series - 2005 HE5 (Class M2)
13,000,000		AEP Texas Central Transition Funding LLC	1.976	06/01/21	13,064
		Series - 2012 1 (Class A2)
2,500,000	g	AESOP Funding II	3.270	02/20/18	2,572
		Series - 2011 5A (Class A)
10,915,426		Ally Auto Receivables Trust	0.480	02/15/17	10,910
		Series - 2014 1 (Class A2)
5,000,000	g	Ally Auto Receivables Trust	1.760	02/15/17	5,008
		Series - 2012 2 (Class B)
22,521,439		Ally Auto Receivables Trust	0.710	03/20/17	22,521
		Series - 2014 SN2 (Class A2A)
11,000,000	g	Ally Auto Receivables Trust	2.260	07/16/18	11,020
		Series - 2012 2 (Class C)
7,503,000		Ally Master Owner Trust	1.720	07/15/19	7,553
		Series - 2012 4 (Class A)
347

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$8,710,000		Ally Master Owner Trust	1.540%	09/15/19	$8,732
		Series - 2012 5 (Class A)
20,000,000		Ally Master Owner Trust	1.630	05/15/20	19,982
		Series - 2015 3 (Class A)
10,070,564		AmeriCredit Automobile Receivables Trust	1.590	07/10/17	10,084
		Series - 2012 3 (Class B)
7,560,220		AmeriCredit Automobile Receivables Trust	3.440	10/08/17	7,618
		Series - 2011 5 (Class C)
5,000,000		AmeriCredit Automobile Receivables Trust	5.050	12/08/17	5,137
		Series - 2011 5 (Class D)
10,350,000		AmeriCredit Automobile Receivables Trust	3.380	04/09/18	10,545
		Series - 2012 2 (Class D)
13,750,000		AmeriCredit Automobile Receivables Trust	2.420	05/08/18	13,856
		Series - 2012 3 (Class C)
10,373,000		AmeriCredit Automobile Receivables Trust	1.690	11/08/18	10,428
		Series - 2012 5 (Class C)
17,823,000		AmeriCredit Automobile Receivables Trust	1.570	01/08/19	17,849
		Series - 2013 1 (Class C)
19,850,000		AmeriCredit Automobile Receivables Trust	1.790	03/08/19	19,877
		Series - 2013 2 (Class C)
1,000,000		AmeriCredit Automobile Receivables Trust	1.270	07/08/19	1,002
		Series - 2014 4 (Class A3)
6,675,000		AmeriCredit Automobile Receivables Trust	2.720	09/09/19	6,818
		Series - 2013 4 (Class C)
15,037,000	g	AmeriCredit Automobile Receivables Trust	4.460	11/08/19	15,469
		Series - 2012 3 (Class E)
74,236	g	Asset Backed Funding Corp NIM Trust	5.900	07/26/35	0	^
		Series - 2006 WMC1 (Class N1)
4,965,278	i	Asset-Backed Pass-Through Certificates	1.036	01/25/35	4,727
		Series - 2004 R12 (Class M1)
333,333	g	Avis Budget Rental Car Funding AESOP LLC	2.054	08/20/16	334
		Series - 2012 1A (Class A)
233,333	g	Avis Budget Rental Car Funding AESOP LLC	3.241	08/20/16	234
		Series - 2012 1A (Class B)
2,000,000	g	Avis Budget Rental Car Funding AESOP LLC	3.410	11/20/17	2,054
		Series - 2011 3A (Class A)
5,500,000	g	Avis Budget Rental Car Funding AESOP LLC	4.740	11/20/17	5,690
		Series - 2011 3A (Class B)
9,400,000	g	Avis Budget Rental Car Funding AESOP LLC	3.780	02/20/18	9,527
		Series - 2011 5A (Class C)
11,125,000	g	Avis Budget Rental Car Funding AESOP LLC	4.720	02/20/18	11,567
		Series - 2011 5A (Class B)
8,325,000	g	Avis Budget Rental Car Funding AESOP LLC	2.802	05/20/18	8,520
		Series - 2012 2A (Class A)
4,890,000	g	Avis Budget Rental Car Funding AESOP LLC	3.887	05/20/18	5,051
		Series - 2012 2A (Class B)
1,096,941	i	Bear Stearns Asset Backed Securities Trust	0.927	11/25/39	1,090
		Series - 2005 SD3 (Class 2A1)
7,450,000	g	Cabela’s Master Credit Card Trust	2.290	09/17/18	7,477
		Series - 2010 2A (Class A1)
4,000,000		California Republic Auto Receivables Trust	0.880	12/15/17	3,999
		Series - 2015 1 (Class A2)
348

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$20,000,000		California Republic Auto Receivables Trust	0.880%	02/15/18	$20,003
		Series - 2015 2 (Class A2)
2,900,000		Capital Auto Receivables Asset Trust	1.290	04/20/18	2,900
		Series - 2013 1 (Class B)
15,000,000		Capital Auto Receivables Asset Trust	1.390	09/20/18	14,998
		Series - 2015 2 (Class A2)
14,831,000		Capital Auto Receivables Asset Trust	1.740	10/22/18	14,870
		Series - 2013 1 (Class C)
11,525,000		Capital Auto Receivables Asset Trust	2.190	09/20/21	11,605
		Series - 0 1 (Class D)
8,000,000	g	Capital Automotive REIT	3.660	10/15/44	7,964
		Series - 2014 1A (Class A)
1,358,492		CarMax Auto Owner Trust	0.520	11/15/16	1,358
		Series - 2013 4 (Class A2)
6,000,000		CarMax Auto Owner Trust	0.800	07/16/18	6,000
		Series - 2013 4 (Class A3)
9,095,418	i,m	CCR, Inc	0.630	07/10/17	8,950
		Series - 2010 CX (Class C)
922,725	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/26/35	819
		Series - 2004 2 (Class 1M2)
1,301,027	i	CIT Group Home Equity Loan Trust	6.200	02/25/30	1,297
		Series - 2002 1 (Class AF6)
11,000,955	i	Connecticut Avenue Securities	1.687	02/25/25	11,015
		Series - 2015 C01 (Class 1M1)
73,037	i	Countrywide Asset-Backed Certificates	1.007	05/25/36	73
		Series - 2004 AB2 (Class A3)
7,980,000	g	DB Master Finance LLC	3.262	02/20/45	8,005
		Series - 2015 1A (Class A2I)
6,982,500	g	DB Master Finance LLC	3.980	02/20/45	6,948
		Series - 2015 1A (Class A2II)
5,525,000	g,i	DB/UBS Mortgage Trust	5.735	11/10/46	6,133
		Series - 2011 LC1A (Class C)
136,912,794	g	Dominos Pizza Master Issuer LLC	5.216	01/25/42	141,243
		Series - 2012 1A (Class A2)
25,000,000	g	Drive Auto Receivables Trust	1.010	11/15/17	25,011
		Series - 2015 AA (Class A2)
2,524,033	g	Enterprise Fleet Financing LLC	0.680	09/20/18	2,524
		Series - 2013 1 (Class A2)
5,250,000		Ford Credit Auto Owner Trust	1.150	07/15/18	5,248
		Series - 2013 A (Class B)
5,595,000		Ford Credit Auto Owner Trust	2.430	01/15/19	5,679
		Series - 2012 C (Class D)
3,861,000		Ford Credit Floorplan Master	0.850	01/15/18	3,864
		Series - 0 1 (Class A1)
16,190,000		Ford Credit Floorplan Master	1.880	09/15/18	16,310
		Series - 2013 5 (Class B)
1,960,000		Ford Credit Floorplan Master Owner Trust	1.120	01/15/18	1,963
		Series - 2013 1 (Class B)
67,134,000	g	Hertz Vehicle Financing LLC	3.740	02/25/17	67,957
		Series - 2010 1A (Class A2)
31,520,000	g	Hertz Vehicle Financing LLC	5.700	02/25/17	32,152
		Series - 2010 1A (Class B2)
349

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$15,000,000	g	Hertz Vehicle Financing LLC	1.860%	08/25/17	$15,000
		Series - 2013 1A (Class B1)
1,180,000		Hyundai Auto Receivables Trust	2.010	06/15/21	1,172
		Series - 2015 B (Class B)
2,324,867	i	Irwin Home Equity Corp	0.947	02/25/34	2,251
		Series - 2005 A (Class A3)
15,689,248	g	JG Wentworth XXII LLC	3.820	12/15/48	16,476
		Series - 2010 3A (Class A)
3,362,836	i	Lehman XS Trust	0.437	02/25/36	3,197
		Series - 2006 1 (Class 1A1)
13,284,152	i	Lehman XS Trust	6.500	06/25/46	10,391
		Series - 2006 13 (Class 2A1)
3,208,622		Louisiana Public Facilities Authority	5.750	02/01/19	3,312
		Series - 2008 ELL (Class A2)
10,500,000		Nissan Auto Lease Trust	0.740	10/15/18	10,504
		Series - 2013 A (Class A4)
1,434,075	g	NYCTL Trust	1.030	11/10/27	1,433
		Series - 2014 A (Class A)
942,166	i	Park Place Securities, Inc Asset-Backed Pass-Through Certificates	1.132	09/25/34	944
		Series - 2004 WHQ1 (Class M1)
22,494	i	Renaissance Home Equity Loan Trust	1.065	08/25/33	21
		Series - 2003 2 (Class A)
127,556	i	Residential Asset Securities Corp	6.489	10/25/30	129
		Series - 2001 KS2 (Class AI6)
396,009	i	Residential Asset Securities Corp	0.832	04/25/35	396
		Series - 2005 KS3 (Class M3)
655,732		Residential Funding Mortgage Securities II, Inc	5.500	08/25/25	656
		Series - 2006 HI5 (Class A3)
1,442,019	i	Residential Funding Mortgage Securities II, Inc	5.950	08/25/34	1,491
		Series - 2005 HI1 (Class A5)
408,195	i	Residential Funding Mortgage Securities II, Inc	6.010	02/25/36	408
		Series - 2006 HI1 (Class M1)
350,000	i	Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	361
		Series - 2006 HI1 (Class M2)
11,616,110		Santander Drive Auto Receivables Trust	0.720	04/16/18	11,596
		Series - 2014 5 (Class A2A)
12,770,000		Santander Drive Auto Receivables Trust	3.500	06/15/18	13,115
		Series - 2012 4 (Class D)
18,990,000		Santander Drive Auto Receivables Trust	2.700	08/15/18	19,204
		Series - 2012 5 (Class C)
8,384,000		Santander Drive Auto Receivables Trust	1.760	01/15/19	8,408
		Series - 2013 1 (Class C)
5,830,000		Santander Drive Auto Receivables Trust	2.270	01/15/19	5,809
		Series - 2013 2013-1 (Class D)
52,250,000		Santander Drive Auto Receivables Trust	1.620	02/15/19	52,494
		Series - 2014 2 (Class B)
79,872,000		Santander Drive Auto Receivables Trust	2.250	06/17/19	80,831
		Series - 2013 5 (Class C)
28,690,000	g	Santander Drive Auto Receivables Trust	1.890	10/15/19	28,876
		Series - 2013 A (Class B)
20,615,000	g	Santander Drive Auto Receivables Trust	3.120	10/15/19	21,042
		Series - 2013 A (Class C)
350

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$5,325,000		Santander Drive Auto Receivables Trust	2.910%	04/15/20	$5,385
		Series - 2014 1 (Class D)
14,172,000		Santander Drive Auto Receivables Trust	2.130	08/17/20	14,290
		Series - 2014 3 (Class C)
1,040,180	i	Securitized Asset Backed Receivables LLC	0.487	10/25/35	1,029
		Series - 2006 OP1 (Class A2C)
360,740	g	Sierra Receivables Funding Co LLC	1.590	11/20/29	358
		Series - 2013 1A (Class A)
9,347,976	g	Sierra Receivables Funding Co LLC	2.700	10/20/30	9,400
		Series - 2013 3A (Class B)
10,180,624	g	Sierra Receivables Funding Co LLC	2.050	06/20/31	10,250
		Series - 2014 2A (Class A)
4,192,022	g	Sierra Receivables Funding Co LLC	2.400	06/20/31	4,182
		Series - 2014 2A (Class B)
13,121,553	g	Sierra Receivables Funding Co LLC	2.400	03/22/32	13,124
		Series - 2015 1A (Class A)
41,823,000	g	SLM Student Loan Trust	3.740	02/15/29	43,904
		Series - 2011 B (Class A2)
4,602,974	g	SolarCity LMC	4.590	04/20/44	4,789
		Series - 2014 1 (Class A)
941,894	i	Soundview Home Equity Loan Trust	0.487	11/25/35	937
		Series - 2005 OPT3 (Class A4)
45,476,250	g	SpringCastle America Funding LLC	2.700	05/25/23	45,754
		Series - 2014 AA (Class A)
4,658,622	g,i	Structured Asset Securities Corp Mortgage Loan Trust	0.407	10/25/36	4,622
		Series - 2006 GEL4 (Class A2)
6,545,818	g	Volvo Financial Equipment LLC	0.540	11/15/16	6,544
		Series - 2014 1A (Class A2)
5,824,059	g	Volvo Financial Equipment LLC	0.740	03/15/17	5,824
		Series - 2013 1A (Class A3)
1,890,000	g	Vornado DP LLC	5.280	09/13/28	2,100
		Series - 2010 VNO (Class C)
721,901	g,m	Wachovia Amortization Controlled Heloc NIM	5.683	08/12/47	735
		Series - 2006 N1 (Class N1)
1,258,169	g,i	Wachovia Loan Trust	0.547	05/25/35	1,221
		Series - 2005 SD1 (Class A)
506,776	i	Wells Fargo Home Equity Trust	0.327	07/25/36	505
		Series - 2006 2 (Class A3)
41,000,000	g	Wendys Funding LLC	3.371	06/15/45	40,900
		Series - 2015 1A (Class A2I)
2,500,000		World Financial Network Credit Card Master Trust	1.760	05/17/21	2,523
		Series - 2012 B (Class A)
		TOTAL ASSET BACKED			1,234,163

OTHER MORTGAGE BACKED - 6.6%
2,500,000		Banc of America Commercial Mortgage Trust	5.480	10/10/45	2,513
		Series - 2006 6 (Class B)
10,500,000	g	Banc of America Commercial Mortgage Trust	5.416	01/15/49	10,944
		Series - 2007 1 (Class AM)
14,549,000	i	Banc of America Commercial Mortgage Trust	5.482	01/15/49	15,169
		Series - 2007 1 (Class AMFX)
18,825,000	i	Bear Stearns Commercial Mortgage Securities	6.118	09/11/42	20,126
		Series - 2007 T28 (Class AJ)
351

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$4,500,000	i	Bear Stearns Commercial Mortgage Securities	5.878%	06/11/50	$4,615
		Series - 2007 PW17 (Class AJ)
8,000,000	g	CGBAM Commercial Mortgage Trust	3.516	04/10/28	8,094
		Series - 2015 SMRT (Class C)
9,000,000	g,i	CGBAM Commercial Mortgage Trust	3.768	04/10/28	9,103
		Series - 2015 SMRT (Class D)
12,098,623	i	CHL Mortgage Pass-Through Trust	2.494	02/20/35	11,945
		Series - 2004 HYB9 (Class 1A1)
1,500,000	i	Citigroup Commercial Mortgage Trust	5.975	03/15/49	1,542
		Series - 2006 C4 (Class AJ)
1,049,712	i	Citigroup Commercial Mortgage Trust	5.713	12/10/49	1,076
		Series - 2007 C6 (Class ASB)
2,500,000	i	Citigroup Commercial Mortgage Trust	5.899	12/10/49	2,647
		Series - 2007 C6 (Class AM)
15,000,000	g,i	Citigroup Commercial Mortgage Trust	5.900	12/10/49	15,833
		Series - 2007 C6 (Class AMFX)
32,585,000	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	34,817
		Series - 2007 C3 (Class AM)
6,626,000	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	6,815
		Series - 2007 C3 (Class AJ)
15,000,000	i	COBALT CMBS Commercial Mortgage Trust	5.526	04/15/47	15,953
		Series - 2007 C2 (Class AMFX)
950,435		COMM Mortgage Trust	1.399	02/10/48	949
		Series - 2015 LC19 (Class A1)
11,055,000	i	COMM Mortgage Trust	5.796	12/10/49	11,553
		Series - 2007 C9 (Class B)
10,550,000	i	Commercial Mortgage Trust	5.238	04/10/37	10,621
		Series - 2005 GG5 (Class AJ)
1,582,780		Countrywide Alternative Loan Trust	5.500	08/25/16	1,611
		Series - 2004 30CB (Class 1A15)
12,133,000	i	Credit Suisse Commercial Mortgage Trust	5.903	09/15/39	12,586
		Series - 2007 C4 (Class A1AJ)
4,275,000		Credit Suisse Commercial Mortgage Trust	5.343	12/15/39	4,486
		Series - 2006 C5 (Class AM)
11,235,000	g	Credit Suisse Commercial Mortgage Trust	5.383	02/15/40	11,628
		Series - 2009 RR1 (Class A3C)
22,500,000	i	Credit Suisse Commercial Mortgage Trust	5.625	01/15/49	22,763
		Series - 2007 C2 (Class AJ)
990,000	i	Credit Suisse First Boston Mortgage Securities Corp	5.100	08/15/38	994
		Series - 2005 C5 (Class C)
2,000,000	i	Credit Suisse First Boston Mortgage Securities Corp	5.100	08/15/38	2,008
		Series - 2005 C5 (Class B)
3,920,000	i	Credit Suisse First Boston Mortgage Securities Corp	5.230	12/15/40	3,956
		Series - 2005 C6 (Class B)
11,500,000	g	Credit Suisse Mortgage Capital Certificates	5.626	05/15/23	12,900
		Series - 2006 OMA (Class D)
2,750,000		Credit Suisse Mortgage Capital Certificates	5.509	09/15/39	2,868
		Series - 2006 C4 (Class AM)
1,215,507		CSAIL Commercial Mortgage Trust	1.684	04/15/50	1,219
		Series - 2015 C1 (Class A1)
5,000,000	g	Four Times Square Trust Commercial Mortgage Pass-Through Certificates	5.401	12/13/28	5,604
		Series - 2006 4TS (Class A)
352

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$8,964,000	g,i	FREMF 2015-K46 Mortgage Trust	3.696%	04/25/48	$8,516
		Series - 2015 K46 (Class B)
4,830,000	i	GE Commercial Mortgage Corp	5.606	12/10/49	5,039
		Series - 2007 C1 (Class AM)
14,500,000	i	GS Mortgage Securities Corp II	5.622	04/10/38	14,742
		Series - 2006 GG6 (Class AM)
5,910,000	g,i	GS Mortgage Securities Corp II	5.396	12/10/43	6,570
		Series - 2010 C2 (Class B)
16,099,752	g	GS Mortgage Securities Trust	2.059	04/10/31	15,996
		Series - 2013 G1 (Class A1)
12,004,000	i	GS Mortgage Securities Trust	5.553	04/10/38	12,123
		Series - 2006 GG6 (Class B)
11,480,250	i	GS Mortgage Securities Trust	5.739	04/10/38	11,498
		Series - 2006 GG6 (Class C)
3,892,269	i	Harborview Mortgage Loan Trust	0.408	07/19/47	3,310
		Series - 2007 4 (Class 2A1)
1,587,867	i	Impac CMB Trust	0.847	03/25/35	1,479
		Series - 2004 11 (Class 2A1)
7,965,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	4.911	07/15/42	7,985
		Series - 2005 LDP2 (Class C)
12,100,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	5.565	04/15/43	12,322
		Series - 2006 LDP6 (Class AJ)
8,145,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust	5.360	02/15/46	8,868
		Series - 2011 C3 (Class C)
6,455,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust	5.459	07/15/46	7,061
		Series - 2011 C4 (Class C)
25,853,166		JP Morgan Chase Commercial Mortgage Securities Trust	5.257	05/15/47	26,743
		Series - 2006 LDP9 (Class A1A)
5,308,000	i	LB-UBS Commercial Mortgage Trust	5.482	09/15/39	5,280
		Series - 2006 C6 (Class C)
6,000,000		LB-UBS Commercial Mortgage Trust	5.484	02/15/40	6,216
		Series - 2007 C1 (Class AJ)
1,400,000	i	LB-UBS Commercial Mortgage Trust	5.533	02/15/40	1,422
		Series - 2007 C1 (Class C)
4,150,000	i	LB-UBS Commercial Mortgage Trust	5.563	02/15/40	4,099
		Series - 2007 C1 (Class D)
750,000	i	LB-UBS Commercial Mortgage Trust	6.114	07/15/40	802
		Series - 2007 C6 (Class AM)
3,675,000	i	LB-UBS Commercial Mortgage Trust	5.057	09/15/40	3,685
		Series - 2005 C5 (Class AJ)
12,000,000	i	Merrill Lynch Mortgage Trust	5.460	11/12/37	12,057
		Series - 2005 CKI1 (Class B)
2,205,000	i	Merrill Lynch Mortgage Trust	6.475	02/12/51	2,386
		Series - 0 C1 (Class AJA)
2,210,442	g,i	Merrill Lynch Mortgage Trust	6.475	02/12/51	2,392
		Series - 0 C1 (Class AJAF)
5,880,000	g,i	Merrill Lynch Mortgage Trust	6.475	02/12/51	6,256
		Series - 2008 C1 (Class C)
21,695,000	i	ML-CFC Commercial Mortgage Trust	5.526	03/12/51	22,401
		Series - 2007 6 (Class AM)
2,265,000	g,i	Morgan Stanley Capital I Trust	6.010	08/12/41	2,335
		Series - 2006 T23 (Class B)
353

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$8,700,000	i	Morgan Stanley Capital I Trust	5.389%	11/12/41	$8,932
		Series - 2006 HQ10 (Class AJ)
328,012	i	Morgan Stanley Capital I Trust	4.840	12/13/41	329
		Series - 2005 T17 (Class AJ)
1,000,000	i	Morgan Stanley Capital I Trust	5.271	08/13/42	999
		Series - 2005 HQ6 (Class F)
12,300,000	i	Morgan Stanley Capital I Trust	5.793	07/12/44	12,759
		Series - 2006 HQ9 (Class AJ)
500,000	i	Morgan Stanley Capital I Trust	5.832	07/12/44	513
		Series - 2006 HQ9 (Class B)
8,315,000		Morgan Stanley Capital I Trust	5.569	12/15/44	8,822
		Series - 2007 HQ13 (Class A3)
3,550,000	g,i	Morgan Stanley Capital I Trust	5.418	09/15/47	3,816
		Series - 2011 C1 (Class D)
6,650,000	i	Morgan Stanley Capital I Trust	5.678	04/12/49	6,555
		Series - 2007 HQ12 (Class B)
10,300,000	i	Morgan Stanley Capital I Trust	5.907	06/11/49	10,274
		Series - 2007 IQ15 (Class AJ)
8,750,000	i	Morgan Stanley Capital I Trust	6.080	12/12/49	9,426
		Series - 2007 IQ16 (Class AMA)
1,000,000	i	Morgan Stanley Capital I Trust	6.281	12/12/49	1,087
		Series - 2007 IQ16 (Class AM)
377,654		Residential Accredit Loans, Inc	4.350	03/25/34	381
		Series - 2004 QS4 (Class A1)
135,717		RFMSI Trust	5.500	03/25/35	136
		Series - 2005 S2 (Class A6)
1,640,449	g,i	Springleaf Mortgage Loan Trust	2.220	10/25/57	1,645
		Series - 0 2A (Class A)
4,000,000	i	Structured Agency Credit Risk Debt Note (STACR)	2.387	09/25/24	3,971
		Series - 2014 HQ2 (Class M2)
4,575,149	i	Structured Agency Credit Risk Debt Note (STACR)	1.437	01/25/25	4,571
		Series - 2015 DN1 (Class M1)
6,500,000	i	Structured Agency Credit Risk Debt Note (STACR)	2.587	01/25/25	6,541
		Series - 2015 DN1 (Class M2)
4,922,897	i	Structured Agency Credit Risk Debt Note (STACR)	1.237	03/25/25	4,909
		Series - 2015 HQ1 (Class M1)
1,987,572	i	Structured Agency Credit Risk Debt Note (STACR)	1.287	05/25/25	1,981
		Series - 2015 HQ2 (Class M1)
16,250,000	i	Structured Agency Credit Risk Debt Note (STACR)	2.137	05/25/25	15,982
		Series - 2015 HQ2 (Class M2)
9,000,000	g,i	Wachovia Bank Commercial Mortgage Trust	0.385	12/15/43	8,718
		Series - 2007 C30 (Class AMFL)
35,625,000		Wachovia Bank Commercial Mortgage Trust	5.383	12/15/43	37,432
		Series - 2007 C30 (Class AM)
32,910,000	i	Wachovia Bank Commercial Mortgage Trust	5.818	05/15/46	35,338
		Series - 2007 C34 (Class AM)
5,300,000	i	Wachovia Bank Commercial Mortgage Trust	6.144	05/15/46	5,528
		Series - 2007 C34 (Class AJ)
7,175,000	i	Wachovia Bank Commercial Mortgage Trust	5.591	04/15/47	7,611
		Series - 2007 C31 (Class AM)
4,500,000	i	Wachovia Bank Commercial Mortgage Trust	5.660	04/15/47	4,615
		Series - 2007 C31 (Class AJ)
354

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$2,000,000	i	Wachovia Bank Commercial Mortgage Trust	5.700%	04/15/47	$2,000
		Series - 2007 C31 (Class B)
88,795,000	g	Wachovia Bank Commercial Mortgage Trust	5.703	06/15/49	94,225
		Series - 2007 C32 (Class AMFX)
2,794,000	i	Wachovia Bank Commercial Mortgage Trust	5.750	06/15/49	2,685
		Series - 2007 C32 (Class B)
49,550,000	i	Wachovia Bank Commercial Mortgage Trust	5.750	06/15/49	50,799
		Series - 2007 C32 (Class AJ)
33,600,000	i	Wachovia Bank Commercial Mortgage Trust	5.953	02/15/51	36,015
		Series - 2007 C33 (Class AM)
6,651,409	i	WaMu Mortgage Pass-Through Certificates	0.537	12/25/45	6,106
		Series - 2005 AR19 (Class A1B3)
4,725,000	g,i	Wells Fargo Mortgage Backed Securities Trust	5.276	11/15/43	5,245
		Series - 2010 C1 (Class B)
		TOTAL OTHER MORTGAGE BACKED			878,467

		TOTAL STRUCTURED ASSETS			2,112,630
		(Cost $2,111,527)

		TOTAL BONDS			13,111,139
		(Cost $13,065,147)

SHARES		COMPANY

PREFERRED STOCKS - 0.1%

BANKS - 0.1%
470,597	*	Federal Home Loan Mortgage Corp			1,765
1,527,061	*	Federal National Mortgage Association			5,726
		TOTAL BANKS			7,491
		TOTAL PREFERRED STOCKS			7,491
		(Cost $49,942)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 15.5%

GOVERNMENT AGENCY DEBT - 3.9%
$62,000,000	w	Federal Home Loan Bank (FHLB)	0.040	07/01/15	62,000
9,500,000		FHLB	0.055	07/29/15	9,500
29,000,000	w	FHLB	0.060	08/10/15	28,999
90,000,000		FHLB	0.050	08/17/15	89,995
14,000,000		FHLB	0.090	08/19/15	13,999
53,000,000		FHLB	0.063	08/26/15	52,997
12,000,000		FHLB	0.070	07/08/15	12,000
50,000,000	w	FHLB	0.040	07/17/15	50,000
50,000,000	w	FHLB	0.070	07/24/15	49,999
44,000,000	w	FHLB	0.060	08/04/15	43,998
20,000,000		FHLB	0.050	08/07/15	19,999
92,000,000	w	FHLB	0.090	08/21/15	91,995
5,000,000		Federal National Mortgage Association (FNMA)	0.140	12/01/15	4,997
		TOTAL GOVERNMENT AGENCY DEBT			530,478
355

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
TREASURY DEBT - 11.6%
$49,000,000	w	United States Treasury Bill	0.062-0.065%	08/06/15	$49,000
75,000,000	w	United States Treasury Bill	0.056-0.067	08/13/15	75,000
165,000,000	w	United States Treasury Bill	0.086-0.106	08/20/15	164,999
7,000,000	w	United States Treasury Bill	0.065	08/27/15	7,000
14,175,000		United States Treasury Bill	0.071	09/10/15	14,175
133,000,000	w	United States Treasury Bill	0.085-0.093	09/17/15	133,001
23,000,000		United States Treasury Bill	0.095	09/24/15	23,000
268,000,000	w	United States Treasury Bill	0.091-0.108	10/15/15	267,986
188,000,000	w	United States Treasury Bill	0.079-0.138	11/12/15	187,974
188,000,000	w	United States Treasury Bill	0.080-0.150	12/10/15	187,958
36,000,000	w	United States Treasury Bill	0.150	01/07/16	35,987
110,000,000	w	United States Treasury Bill	0.122-0.130	02/04/16	109,942
100,000,000	w	United States Treasury Bill	0.148-0.249	03/03/16	99,902
100,000,000	w	United States Treasury Bill	0.208-0.218	03/31/16	99,867
100,000,000	w	United States Treasury Bill	0.211-0.231	04/28/16	99,841
		TOTAL TREASURY DEBT			1,555,632

		TOTAL SHORT-TERM INVESTMENTS			2,086,110
		(Cost $2,085,711)

		TOTAL INVESTMENTS - 114.1%			15,319,067
		(Cost $15,315,156)
		OTHER ASSETS & LIABILITIES, NET - (14.1)%			(1,898,648)
		NET ASSETS - 100.0%			$13,420,419

Abbreviation(s):
COP	Columbian Peso
DOP	Dominican Peso
EUR	Euro
MXN	Mexican Peso
NGN	Nigerian Naira
REIT	Real Estate Investment Trust
ZAR	South African Rand

*	Non-income producing
^	Amount represents less than $1,000.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 06/30/15, the aggregate value of these securities was $2,152,642,000, or 16.0% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
m	Indicates a security that has been deemed illiquid.
w	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on mortgage dollar rolls.

Cost amounts are in thousands.
356

COLLEGE RETIREMENT EQUITIES FUND - Inflation-Linked Bond Account

COLLEGE RETIREMENT EQUITIES FUND

INFLATION-LINKED BOND ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2015

PRINCIPAL		ISSUER	VALUE (000)
GOVERNMENT BONDS - 99.2%

AGENCY SECURITIES - 0.1%
		Private Export Funding Corp (PEFCO)
$3,500,000		2.300%, 09/15/20	$3,516
3,000,000		3.250%, 06/15/25	3,015
		Ukraine Government AID Bonds
3,500,000		1.847%, 05/29/20	3,503
		TOTAL AGENCY SECURITIES	10,034

U.S. TREASURY SECURITIES - 99.1%
	k	United States Treasury Inflation Indexed Bonds
59,914,738		0.125%, 04/15/16	60,191
193,967,801		2.500%, 07/15/16	201,090
175,982,706		2.375%, 01/15/17	184,507
401,983,032		0.125%, 04/15/17	407,228
138,920,550		2.625%, 07/15/17	148,960
146,864,165		1.625%, 01/15/18	155,068
317,886,676		0.125%, 04/15/18	322,605
148,769,472		1.375%, 07/15/18	157,626
146,005,725		2.125%, 01/15/19	158,781
220,105,880		0.125%, 04/15/19	222,702
136,286,460		1.875%, 07/15/19	148,371
223,514,415		1.375%, 01/15/20	238,584
79,810,540		0.125%, 04/15/20	80,322
289,245,557		1.250%, 07/15/20	308,973
360,077,939		1.125%, 01/15/21	380,304
341,989,002		0.625%, 07/15/21	352,436
340,740,374		0.125%, 01/15/22	337,147
398,141,730		0.125%, 07/15/22	394,440
269,564,480		0.125%, 01/15/23	264,342
51,847,110		0.375%, 07/15/23	51,928
77,312,925		0.625%, 01/15/24	78,454
69,745,900		0.125%, 07/15/24	67,844
57,933,880		0.250%, 01/15/25	56,662
223,106,576		2.375%, 01/15/25	261,784
212,561,617		2.000%, 01/15/26	243,250
159,783,030		2.375%, 01/15/27	190,491
197,512,821		1.750%, 01/15/28	222,896
138,996,869		3.625%, 04/15/28	188,710
179,504,397		2.500%, 01/15/29	220,328
168,507,732		3.875%, 04/15/29	237,886
48,995,934		3.375%, 04/15/32	68,763
79,521,237		2.125%, 02/15/40	97,239
79,296,222		2.125%, 02/15/41	97,646
225,421,253		0.750%, 02/15/42	205,345
117,308,280		0.625%, 02/15/43	103,057
102,019,560		1.375%, 02/15/44	107,878
30,140,400		0.750%, 02/15/45	27,256
357

COLLEGE RETIREMENT EQUITIES FUND - Inflation-Linked Bond Account

PRINCIPAL	ISSUER	VALUE (000)
	United States Treasury Note
$15,000,000	1.500%, 05/31/20	$14,903
7,500,000	2.125%, 05/15/25	7,352
	TOTAL U.S. TREASURY SECURITIES	7,073,349

	TOTAL GOVERNMENT BONDS
	(Cost $6,751,535)	7,083,383

SHORT-TERM INVESTMENTS - 0.2%

GOVERNMENT AGENCY DEBT - 0.2%
	Federal Home Loan Bank (FHLB)
9,150,000	0.055% 08/14/15	9,150
		9,150

	TOTAL SHORT-TERM INVESTMENTS	9,150
	(Cost $9,150)
	TOTAL INVESTMENTS - 99.4%	7,092,533
	(Cost $6,760,685)
	OTHER ASSETS AND LIABILITIES, NET - 0.6%	44,120
	NET ASSETS - 100.0%	$7,136,653

k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

Cost amounts are in thousands.
358

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

COLLEGE RETIREMENT EQUITIES FUND

SOCIAL CHOICE ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2015

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
BANK LOAN OBLIGATIONS - 0.3%

ENERGY - 0.1%
$781,801	i	Granite Acquisition, Inc	5.000%	12/19/21	$790
17,679,358	i	Granite Acquisition, Inc	5.000	12/19/21	17,856
		TOTAL ENERGY			18,646

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
1,571,063	i	Valeant Pharmaceuticals International, Inc	4.000	04/01/22	1,568
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			1,568

UTILITIES - 0.2%
10,263,267	i	ExGen Renewables I LLC	5.250	02/06/21	10,366
15,756,200	i	Terra-Gen Finance Co LLC	5.250	12/09/21	15,717
		TOTAL UTILITIES			26,083

		TOTAL BANK LOAN OBLIGATIONS			46,297
		(Cost $45,751)

BONDS - 38.9%

CORPORATE BONDS - 12.9%

AUTOMOBILES & COMPONENTS - 0.2%
10,000,000	e	Ford Motor Co	4.750	01/15/43	9,728
4,500,000		Johnson Controls, Inc	2.600	12/01/16	4,589
3,250,000		Johnson Controls, Inc	5.000	03/30/20	3,565
6,675,000	e	Magna International, Inc	3.625	06/15/24	6,564
		TOTAL AUTOMOBILES & COMPONENTS			24,446

BANKS - 3.1%
34,500,000	e	Bank of America Corp	1.350	11/21/16	34,489
51,000,000	e	Bank of America Corp	1.950	05/12/18	50,965
9,800,000	e,g	Bank of Nova Scotia	2.150	08/03/16	9,953
18,500,000	e	Bank of Nova Scotia	2.125	09/11/19	18,603
21,000,000	i	BOK Financial Corp	0.964	05/15/17	20,731
7,000,000	g	Canadian Imperial Bank of Commerce	2.750	01/27/16	7,087
7,025,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.950	11/09/22	7,016
13,000,000		Discover Bank	2.000	02/21/18	12,962
1,900,000	e	Discover Bank	3.100	06/04/20	1,896
11,000,000		Discover Bank	4.200	08/08/23	11,120
5,000,000	e,g	DNB Boligkreditt AS.	2.000	05/28/20	4,953
13,255,000		First Niagara Financial Group, Inc	6.750	03/19/20	14,570
10,000,000	e	Huntington Bancshares, Inc	2.600	08/02/18	10,120
7,325,000		Huntington National Bank	1.350	08/02/16	7,329
359

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$12,000,000		Huntington National Bank	1.375%	04/24/17	$11,954
11,500,000	e,g	Intesa Sanpaolo S.p.A	5.017	06/26/24	11,158
17,500,000		KeyBank NA	3.300	06/01/25	16,965
9,913,000		Manufacturers & Traders Trust Co	6.625	12/04/17	11,078
13,750,000		Manufacturers & Traders Trust Co	1.450	03/07/18	13,645
4,644,000	i	Manufacturers & Traders Trust Co	5.585	12/28/20	4,722
6,076,000	i	Manufacturers & Traders Trust Co	5.629	12/01/21	6,267
2,475,000		Manufacturers & Traders Trust Co	2.900	02/06/25	2,337
3,314,000		Northern Trust Corp	3.375	08/23/21	3,462
18,257,000	e	People’s United Financial, Inc	3.650	12/06/22	18,116
8,245,000		PNC Bank NA	2.950	01/30/23	7,967
12,000,000		Regions Financial Corp	2.000	05/15/18	11,986
10,000,000		Royal Bank of Canada	1.125	07/22/16	10,051
11,500,000	e	Royal Bank of Canada	1.200	09/19/17	11,480
26,450,000	e	Royal Bank of Canada	1.875	02/05/20	26,214
14,500,000	e,g	Skandinaviska Enskilda Banken AB	1.375	05/29/18	14,458
20,000,000		SVB Financial Group	3.500	01/29/25	19,242
9,250,000	g	Toronto-Dominion Bank	1.625	09/14/16	9,343
5,300,000	g	Toronto-Dominion Bank	1.950	04/02/20	5,254
5,000,000	e,g	Westpac Banking Corp	1.850	11/26/18	5,021
		TOTAL BANKS			432,514

CAPITAL GOODS - 0.6%
2,500,000		3M Co	6.375	02/15/28	3,180
6,700,000		Anixter, Inc	5.125	10/01/21	6,817
8,000,000	e,g	CRH America, Inc	3.875	05/18/25	7,915
2,500,000	e	Eaton Corp	4.000	11/02/32	2,413
4,600,000		Ingersoll-Rand Global Holding Co Ltd	4.250	06/15/23	4,763
5,155,000		Pall Corp	5.000	06/15/20	5,641
5,625,000		Parker-Hannifin Corp	4.200	11/21/34	5,590
6,980,000		Pentair Finance S.A.	2.650	12/01/19	6,913
5,675,000	e	Precision Castparts Corp	2.500	01/15/23	5,433
3,000,000		Precision Castparts Corp	4.200	06/15/35	2,981
6,400,000	e	Rockwell Automation, Inc	2.050	03/01/20	6,349
6,000,000		Rockwell Automation, Inc	2.875	03/01/25	5,810
3,300,000		Rockwell Collins, Inc	3.100	11/15/21	3,396
6,125,000		Rockwell Collins, Inc	3.700	12/15/23	6,291
5,000,000	e	Roper Industries, Inc	3.125	11/15/22	4,835
2,500,000	e,g	Sealed Air Corp	5.500	09/15/25	2,519
9,000,000		Trimble Navigation Ltd	4.750	12/01/24	8,999
		TOTAL CAPITAL GOODS			89,845

COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
4,000,000	g	AECOM Technology Corp	5.750	10/15/22	4,050
5,300,000		Air Lease Corp	2.125	01/15/18	5,247
9,075,000	e	Air Lease Corp	3.875	04/01/21	9,166
6,525,000		Air Lease Corp	4.250	09/15/24	6,476
11,500,000		Fluor Corp	3.500	12/15/24	11,513
4,750,000		Waste Management, Inc	2.600	09/01/16	4,833
2,730,000	e	Waste Management, Inc	4.600	03/01/21	3,003
10,000,000		Waste Management, Inc	3.500	05/15/24	9,999
3,475,000	e	Waste Management, Inc	3.900	03/01/35	3,176
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			57,463
360

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
CONSUMER DURABLES & APPAREL - 0.0%
$5,000,000		Whirlpool Corp	5.150%	03/01/43	$5,106
		TOTAL CONSUMER DURABLES & APPAREL			5,106

CONSUMER SERVICES - 0.7%
4,000,000		American National Red Cross	5.567	11/15/17	4,333
10,000,000		Henry J Kaiser Family Foundation	3.356	12/01/25	10,015
20,000,000		Massachusetts Institute of Technology	3.959	07/01/38	19,853
1,250,000	e	McDonald’s Corp	5.000	02/01/19	1,374
19,000,000		Metropolitan Museum of Art	3.400	07/01/45	16,548
7,550,000		Nature Conservancy	6.300	07/01/19	8,452
17,500,000		New York Public Library Astor Lenox & Tilden Foundations	4.305	07/01/45	16,132
8,000,000		Northwestern University	3.688	12/01/38	7,651
5,145,000		Salvation Army	5.637	09/01/26	5,596
13,625,000		Service Corp International	5.375	05/15/24	14,238
		TOTAL CONSUMER SERVICES			104,192

DIVERSIFIED FINANCIALS - 0.8%
5,450,000	i	Bank of New York Mellon Corp	1.969	06/20/17	5,532
2,675,000		Bank of New York Mellon Corp	5.450	05/15/19	2,994
4,000,000	g	Caisse Centrale Desjardins du Quebec	2.550	03/24/16	4,060
14,750,000	g	Caisse Centrale Desjardins du Quebec	1.600	03/06/17	14,899
5,000,000		Discover Financial Services	3.750	03/04/25	4,767
9,000,000	g	EDP Finance BV	4.125	01/15/20	9,087
9,500,000	g	EDP Finance BV	5.250	01/14/21	9,949
7,875,000		Ford Motor Credit Co LLC	2.375	01/16/18	7,945
2,300,000		Legg Mason, Inc	3.950	07/15/24	2,323
45,500,000		Morgan Stanley	2.200	12/07/18	45,852
9,750,000	g	RCI Banque S.A.	3.500	04/03/18	10,124
		TOTAL DIVERSIFIED FINANCIALS			117,532

ENERGY - 1.1%
4,145,000	e	Continental Resources, Inc	5.000	09/15/22	4,065
3,740,000	i	Devon Energy Corp	0.736	12/15/15	3,737
2,500,000		Devon Energy Corp	6.300	01/15/19	2,822
3,000,000		EOG Resources, Inc	4.100	02/01/21	3,220
8,450,000	e	EOG Resources, Inc	3.900	04/01/35	7,974
1,526,000		Marathon Oil Corp	5.900	03/15/18	1,675
7,450,000	e	Marathon Petroleum Corp	4.750	09/15/44	6,776
3,025,000		National Oilwell Varco, Inc	1.350	12/01/17	2,992
2,500,000		Noble Energy, Inc	8.250	03/01/19	2,977
3,290,000	e	Noble Energy, Inc	5.050	11/15/44	3,141
150,000	e	Noble Holding International Ltd	3.950	03/15/22	138
10,000,000	e	Noble Holding International Ltd	5.950	04/01/25	9,846
4,500,000	e	Noble Holding International Ltd	6.950	04/01/45	4,133
2,150,000	g	Northern Natural Gas Co	4.100	09/15/42	2,095
9,000,000	e	Phillips 66	4.650	11/15/34	8,779
2,575,000	e	Southwestern Energy Co	3.300	01/23/18	2,639
5,300,000		Southwestern Energy Co	4.050	01/23/20	5,442
5,000,000		Spectra Energy Capital LLC	5.650	03/01/20	5,422
9,000,000	i	Statoil ASA	0.479	11/09/17	8,962
9,000,000	i	Statoil ASA	0.564	05/15/18	8,985
361

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$9,500,000	e	Statoil ASA	3.150%	01/23/22	$9,572
4,500,000		Statoil ASA	2.650	01/15/24	4,307
4,000,000	e	Statoil ASA	3.950	05/15/43	3,702
12,150,000	g	Texas Eastern Transmission LP	2.800	10/15/22	11,357
6,175,000	e	Weatherford International Ltd	4.500	04/15/22	5,792
12,350,000	g	Woodside Finance Ltd	3.650	03/05/25	11,843
		TOTAL ENERGY			142,393

FOOD & STAPLES RETAILING - 0.1%
6,900,000		Kroger Co	1.200	10/17/16	6,913
3,000,000		Kroger Co	2.200	01/15/17	3,042
1,451,000		Safeway, Inc	3.400	12/01/16	1,451
		TOTAL FOOD & STAPLES RETAILING			11,406

FOOD, BEVERAGE & TOBACCO - 0.2%
1,800,000	g	JM Smucker Co	1.750	03/15/18	1,798
5,100,000	g	JM Smucker Co	3.000	03/15/22	5,004
9,000,000	e,g	JM Smucker Co	4.250	03/15/35	8,399
4,678,000	e	Kellogg Co	4.000	12/15/20	4,969
428,000	e	PepsiCo, Inc	7.900	11/01/18	511
3,526,000		PepsiCo, Inc	3.600	08/13/42	3,083
		TOTAL FOOD, BEVERAGE & TOBACCO			23,764

HEALTH CARE EQUIPMENT & SERVICES - 0.4%
4,000,000		Becton Dickinson & Co	5.000	05/15/19	4,370
2,000,000		Becton Dickinson & Co	6.000	05/15/39	2,299
7,000,000	i	Becton Dickinson and Co	0.736	06/15/16	7,003
9,750,000		Laboratory Corp of America Holdings	2.500	11/01/18	9,826
3,250,000		Laboratory Corp of America Holdings	2.625	02/01/20	3,221
9,000,000		Laboratory Corp of America Holdings	3.200	02/01/22	8,863
2,500,000	e	Laboratory Corp of America Holdings	3.600	02/01/25	2,383
3,500,000		LifePoint Hospitals, Inc	5.500	12/01/21	3,614
5,375,000		Owens & Minor, Inc	3.875	09/15/21	5,522
5,000,000		Thermo Fisher Scientific, Inc	1.300	02/01/17	4,991
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			52,092

HOUSEHOLD & PERSONAL PRODUCTS - 0.0%
3,750,000	e	Clorox Co	3.800	11/15/21	3,963
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			3,963

INSURANCE - 0.5%
8,000,000	i	Berkshire Hathaway Finance Corp	0.576	01/12/18	8,010
10,120,000	g	Five Corners Funding Trust	4.419	11/15/23	10,440
1,600,000	g,i	Merna Reinsurance IV Ltd	2.500	04/08/16	1,602
3,100,000		Progressive Corp	3.750	08/23/21	3,304
9,000,000		Progressive Corp	3.700	01/26/45	7,914
15,000,000	i	Prudential Financial, Inc	5.200	03/15/44	14,814
7,450,000	i	Prudential Financial, Inc	5.375	05/15/45	7,329
10,000,000	g	Swiss Re Treasury US Corp	2.875	12/06/22	9,671
8,687,000	g	Swiss Re Treasury US Corp	4.250	12/06/42	8,351
2,000,000		Travelers Cos, Inc	5.900	06/02/19	2,285
		TOTAL INSURANCE			73,720
362

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
MATERIALS - 0.7%
$4,405,000		Agrium, Inc	3.150%	10/01/22	$4,266
2,275,000		Ball Corp	5.000	03/15/22	2,281
8,930,000	e	Ball Corp	4.000	11/15/23	8,283
13,000,000	e	Ball Corp	5.250	07/01/25	12,902
5,750,000		Domtar Corp	4.400	04/01/22	5,837
2,300,000		Eastman Chemical Co	5.500	11/15/19	2,555
7,050,000		Eastman Chemical Co	2.700	01/15/20	7,033
1,000,000	e	Eastman Chemical Co	4.650	10/15/44	944
7,500,000		International Paper Co	5.000	09/15/35	7,326
5,000,000	e	International Paper Co	6.000	11/15/41	5,374
4,000,000	e	International Paper Co	4.800	06/15/44	3,696
9,350,000		LyondellBasell Industries NV	4.625	02/26/55	8,202
5,000,000		MeadWestvaco Corp	7.375	09/01/19	5,854
5,000,000	e	Nucor Corp	4.000	08/01/23	5,067
4,000,000		Praxair, Inc	2.450	02/15/22	3,897
19,490,000	e	Rock Tenn Co	3.500	03/01/20	20,054
		TOTAL MATERIALS			103,571

MEDIA - 0.1%
7,225,000		Time Warner Cable, Inc	8.250	04/01/19	8,492
5,500,000	e	Time Warner Cable, Inc	4.500	09/15/42	4,507
		TOTAL MEDIA			12,999

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.4%
12,733,000		Bristol-Myers Squibb Co	3.250	08/01/42	10,630
5,700,000		Gilead Sciences, Inc	4.500	02/01/45	5,656
10,000,000	e	Johnson & Johnson	4.375	12/05/33	10,566
8,500,000	i	Merck & Co, Inc	0.654	02/10/20	8,456
4,750,000	e,g	Valeant Pharmaceuticals International, Inc	6.375	10/15/20	5,002
475,000	e,g	Valeant Pharmaceuticals International, Inc	5.625	12/01/21	488
9,000,000	e,g	VRX Escrow Corp	5.375	03/15/20	9,293
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			50,091

REAL ESTATE - 0.4%
8,907,000		Equity One, Inc	3.750	11/15/22	8,797
7,900,000		ERP Operating LP	3.375	06/01/25	7,740
1,400,000		Federal Realty Investment Trust	5.900	04/01/20	1,602
8,000,000		Federal Realty Investment Trust	2.750	06/01/23	7,631
3,400,000		Healthcare Realty Trust, Inc	5.750	01/15/21	3,761
1,250,000		Kilroy Realty LP	5.000	11/03/15	1,264
16,355,000	e	Kilroy Realty LP	3.800	01/15/23	16,291
10,000,000		Regency Centers LP	3.750	06/15/24	9,981
2,400,000		Ventas Realty LP	3.250	08/15/22	2,315
		TOTAL REAL ESTATE			59,382

TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
3,375,000		CC Holdings GS V LLC	2.381	12/15/17	3,413
10,000,000	e,i	Hewlett-Packard Co	1.217	01/14/19	9,860
5,475,000	e	Motorola Solutions, Inc	3.500	09/01/21	5,438
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			18,711
363

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
TELECOMMUNICATION SERVICES - 0.2%
$3,400,000	e	CenturyLink, Inc	6.750%	12/01/23	$3,411
12,825,000	e	Sprint Corp	7.250	09/15/21	12,625
8,000,000		Verizon Communications, Inc	4.400	11/01/34	7,487
9,750,000	e	Vodafone Group plc	1.500	02/19/18	9,581
		TOTAL TELECOMMUNICATION SERVICES			33,104

TRANSPORTATION - 0.8%
9,500,000	i	Canadian National Railway Co	0.445	11/14/17	9,487
6,500,000		CSX Corp	4.100	03/15/44	5,930
2,545,000		GATX Corp	2.500	07/30/19	2,518
23,500,000		GATX Corp	2.600	03/30/20	23,168
7,250,000	e	GATX Corp	5.200	03/15/44	7,306
2,500,000		Norfolk Southern Corp	5.750	01/15/16	2,566
5,000,000		Norfolk Southern Corp	3.250	12/01/21	5,125
12,775,000		Norfolk Southern Corp	3.000	04/01/22	12,693
6,894,000		Norfolk Southern Corp	2.903	02/15/23	6,641
475,000		Norfolk Southern Corp	5.590	05/17/25	545
7,500,000		Norfolk Southern Corp	4.450	06/15/45	7,169
6,900,000		Ryder System, Inc	2.550	06/01/19	6,907
3,450,000		Southwest Airlines Co	2.750	11/06/19	3,498
4,050,000	e	Union Pacific Corp	3.375	02/01/35	3,589
10,000,000		Union Pacific Railroad Co	2.695	05/12/27	9,675
1,360,000	e	United Parcel Service of America, Inc (Step Bond 8.375% until 04/01/20, 7.620% until 04/01/30)	8.375	04/01/30	1,931
		TOTAL TRANSPORTATION			108,748

UTILITIES - 2.1%
1,650,000		Arizona Public Service Co	4.500	04/01/42	1,651
2,000,000	e	Atmos Energy Corp	8.500	03/15/19	2,428
3,000,000	e	California Resources Corp	6.000	11/15/24	2,576
1,200,000		Connecticut Light & Power Co	5.500	02/01/19	1,344
2,000,000		Connecticut Light & Power Co	5.750	03/01/37	2,343
10,050,000		Connecticut Light & Power Co	4.150	06/01/45	9,583
9,114,312	g	Continental Wind LLC	6.000	02/28/33	10,051
10,000,000		Delmarva Power & Light Co	4.150	05/15/45	9,496
1,324,657	g	Great River Energy	5.829	07/01/17	1,381
3,375,000	g	International Transmission Co	4.625	08/15/43	3,536
7,575,000		Interstate Power & Light Co	3.250	12/01/24	7,605
9,250,000	g	Narragansett Electric Co	4.170	12/10/42	8,720
9,450,000		NextEra Energy Capital Holdings, Inc	2.700	09/15/19	9,506
9,600,000	g	Niagara Mohawk Power Corp	4.278	10/01/34	9,551
9,750,000	g	Niagara Mohawk Power Corp	4.119	11/28/42	9,246
6,000,000		Northeast Utilities	1.450	05/01/18	5,962
1,500,000		Northwest Natural Gas Co	5.620	11/21/23	1,752
10,000,000		NorthWestern Corp	4.176	11/15/44	9,766
1,065,000	i	NSTAR Electric Co	0.516	05/17/16	1,063
630,000		Public Service Co of Colorado	4.750	08/15/41	675
10,000,000		Public Service Co of New Hampshire	3.500	11/01/23	10,255
13,000,000	i	San Diego Gas & Electric Co	0.481	03/09/17	12,967
5,500,000		San Diego Gas & Electric Co	3.000	08/15/21	5,634
6,875,000		San Diego Gas & Electric Co	1.914	02/01/22	6,899
364

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$620,000		San Diego Gas & Electric Co	6.000%	06/01/39	$772
8,875,000		Sierra Pacific Power Co	3.375	08/15/23	8,963
27,000,000	g	Solar Star Funding LLC	3.950	06/30/35	24,802
7,950,000	g	Solar Star Funding LLC	5.375	06/30/35	8,814
12,500,000	i	TECO Finance, Inc	0.871	04/10/18	12,534
19,000,000	g	TerraForm Power Operating LLC	5.875	02/01/23	19,285
5,000,000	g	Texas Eastern Transmission LP	4.125	12/01/20	5,227
19,385,000	g	Topaz Solar Farms LLC	4.875	09/30/39	20,355
14,500,000	g	Topaz Solar Farms LLC	5.750	09/30/39	16,391
5,000,000		Washington Gas Light Co	5.440	08/11/25	5,522
1,400,000	e	WEC Energy Group, Inc	3.550	06/15/25	1,394
16,525,000		WGL Holdings, Inc	2.250	11/01/19	16,459
4,975,000		Wisconsin Power & Light Co	4.100	10/15/44	4,804
1,325,000	e	Xcel Energy, Inc	3.300	06/01/25	1,300
		TOTAL UTILITIES			290,612

		TOTAL CORPORATE BONDS			1,815,654
		(Cost $1,818,281)

GOVERNMENT BONDS - 23.1%

AGENCY SECURITIES - 4.7%
5,958,866		COP I LLC	3.613	12/05/21	6,308
8,660,551		Ethiopian Leasing 2012 LLC	2.566	08/14/26	8,666
4,235,719		Export Lease Ten Co LLC	1.650	05/07/25	4,120
5,500,000		Federal Home Loan Bank (FHLB)	5.000	11/17/17	6,033
17,166,667		FHLB	2.350	08/08/22	16,752
7,000,000		Federal Home Loan Mortgage Corp (FHLMC)	0.500	01/27/17	6,991
5,000,000		FHLMC	1.000	09/29/17	5,011
6,400,000		Federal National Mortgage Association (FNMA)	1.125	04/27/17	6,448
7,000,000		FNMA	1.625	01/21/20	6,984
15,500,000		FNMA	2.625	09/06/24	15,482
1,096,000	j	Government Trust Certificate	0.000	04/01/19	1,019
5,000,000	j	Government Trust Certificate	0.000	04/01/21	4,240
33,000,000		Hashemite Kingdom of Jordan Government AID Bond	2.503	10/30/20	34,039
8,475,000	g	Hospital for Special Surgery	3.500	01/01/23	8,616
9,000,000	i	India Government AID Bond	0.378	02/01/27	8,580
7,040,000		Lutheran Medical Center	1.982	02/20/30	6,750
8,812,500		Mexican Aircraft Finance V LLC	2.329	01/14/27	8,798
10,840,000		Micron Semiconductor Asia Pte Ltd	1.258	01/15/19	10,843
3,985,000	g	Montefiore Medical Center	3.896	05/20/27	4,284
163,210		National Credit Union Administration	1.840	10/07/20	164
11,450,000		NCUA Guaranteed Notes	3.000	06/12/19	12,050
7,000,000		NCUA Guaranteed Notes	3.450	06/12/21	7,640
2,500,000	j	Overseas Private Investment Corp (OPIC)	0.000	04/30/16	2,499
3,000,000	j	OPIC	0.000	04/30/17	3,187
10,750,000	j	OPIC	0.000	11/17/17	10,842
5,700,000	j	OPIC	0.000	11/15/19	5,778
5,021,208		OPIC	2.290	09/15/26	5,050
2,754,971		OPIC	2.040	12/15/26	2,735
7,666,644		OPIC	4.440	02/27/27	8,520
9,750,000		OPIC	2.740	09/15/29	9,396
12,000,000		OPIC	3.220	09/15/29	11,976
365

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$13,500,000		OPIC	3.280%	09/15/29	$13,654
2,483,210		OPIC	2.610	04/15/30	2,366
4,465,000		OPIC	2.930	05/15/30	4,420
7,379,000		OPIC	3.040	05/15/30	7,448
8,823,555		OPIC	3.540	06/15/30	9,350
2,234,663		OPIC	2.310	11/15/30	2,107
22,671,641		OPIC	3.370	12/15/30	23,564
22,853,026		OPIC	3.820	12/20/32	24,036
14,743,888		OPIC	3.938	12/20/32	15,546
12,500,000		OPIC	3.160	06/01/33	12,328
12,000,000		OPIC	3.430	06/01/33	12,183
2,000,000		OPIC	2.940	07/31/33	1,994
9,750,000		Private Export Funding Corp (PEFCO)	2.125	07/15/16	9,907
11,750,000		PEFCO	1.375	02/15/17	11,814
8,000,000		PEFCO	2.250	12/15/17	8,222
5,000,000		PEFCO	4.375	03/15/19	5,500
5,854,000		PEFCO	1.450	08/15/19	5,781
16,150,000	e	PEFCO	2.250	03/15/20	16,357
8,000,000		PEFCO	2.300	09/15/20	8,037
17,500,000		PEFCO	4.300	12/15/21	19,518
8,250,000		PEFCO	2.050	11/15/22	7,986
4,000,000		PEFCO	3.550	01/15/24	4,218
5,335,000		PEFCO	2.450	07/15/24	5,104
8,000,000		PEFCO	3.250	06/15/25	8,040
9,000,000		Sam Luis Hospital	3.700	08/30/44	9,264
3,056,169		Tayarra Ltd	3.628	02/15/22	3,239
2,960,736		Tricahue Leasing LLC	3.503	11/19/21	3,125
9,250,000		Ukraine Government AID Bonds	1.844	05/16/19	9,262
15,300,000		Ukraine Government AID Bonds	1.847	05/29/20	15,312
8,333,333		Ulani MSN 35940 LLC	2.227	05/16/25	8,347
7,920,000		UNM Sandoval Regional Medical Center	4.500	07/20/36	7,971
5,375,000		US Department of Housing and Urban Development (HUD)	2.200	08/01/15	5,385
5,250,000		HUD	4.330	08/01/15	5,269
3,894,000		HUD	2.910	08/01/17	4,065
8,000,000		HUD	4.560	08/01/17	8,618
10,750,000		HUD	1.770	08/01/18	10,917
5,007,000		HUD	5.380	08/01/18	5,287
750,000		HUD	2.050	08/01/19	765
9,500,000		HUD	4.870	08/01/19	10,653
13,967,000		HUD	4.960	08/01/20	15,884
13,500,000		HUD	5.050	08/01/21	15,351
3,217,000		HUD	2.910	08/01/23	3,287
6,416,667		VRG Linhas Aereas S.A.	0.983	03/13/18	6,401
8,677,476		Zarapito Leasing LLC	2.628	11/12/26	8,787
2,290,826	g	Genesis Solar 2011 Pass Through Trust	3.875	02/15/38	2,413
18,775,000		New York Society for the Relief of the Ruptured & Crippled	2.881	12/20/31	18,307
		TOTAL AGENCY SECURITIES			667,190

FOREIGN GOVERNMENT BONDS - 5.3%
24,000,000		African Development Bank	0.750	10/18/16	24,049
13,550,000	e	African Development Bank	2.375	09/23/21	13,759
17,500,000		Asian Development Bank	2.125	03/19/25	16,904
6,000,000	g	Caisse d’Amortissement de la Dette Sociale	2.000	04/17/20	6,041
366

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$6,300,000	e	Canada Government International Bond	0.875%	02/14/17	$6,322
9,000,000	e	Canada Government International Bond	1.125	03/19/18	9,012
7,828,974	g	Carpintero Finance Ltd	2.004	09/18/24	7,771
14,250,000	e	Council of Europe Development Bank	1.000	03/07/18	14,202
44,000,000		European Bank for Reconstruction & Development	1.625	04/10/18	44,353
38,000,000	e	European Investment Bank	2.500	10/15/24	37,872
2,000,000	e	European Investment Bank	4.875	02/15/36	2,442
38,470,000		Export Development Canada	0.875	01/30/17	38,579
9,000,000		Export Development Canada	1.625	12/03/19	8,981
18,175,000		Export-Import Bank of Korea	1.750	02/27/18	18,149
15,000,000	g	Finnvera OYJ	2.375	06/04/25	14,507
15,300,000	e	Hydro Quebec	2.000	06/30/16	15,518
10,200,000	e	Hydro Quebec	1.375	06/19/17	10,285
6,082,000		Hydro Quebec	8.400	01/15/22	8,027
45,000,000	h	Inter-American Development Bank	1.185	07/09/18	44,964
33,750,000		Inter-American Development Bank	1.500	09/25/18	34,047
19,000,000	i	International Bank for Reconstruction & Development	0.216	07/22/15	18,999
25,000,000		International Bank for Reconstruction & Development	0.375	08/24/15	25,010
3,000,000		International Bank for Reconstruction & Development	2.000	10/20/16	3,056
4,000,000	e	International Finance Corp	0.500	05/16/16	4,001
29,000,000	g,i	International Finance Facility for Immunisation	0.461	07/05/16	29,003
2,850,000		Italy Government International Bond	5.375	06/12/17	3,065
5,000,000		KFW	1.000	01/26/18	4,993
48,000,000		KFW	1.750	10/15/19	48,241
11,500,000		KFW	1.500	04/20/20	11,338
10,000,000		KFW	2.625	01/25/22	10,264
19,000,000	g	Kommunalbanken AS.	0.750	11/21/16	19,023
12,500,000	g	Kommunalbanken AS.	2.125	02/11/25	11,957
9,637,000	e	Landwirtschaftliche Rentenbank	2.000	01/13/25	9,206
7,500,000	g	National Bank of Canada	2.200	10/19/16	7,652
14,845,000		North American Development Bank	2.300	10/10/18	15,099
33,575,000		North American Development Bank	2.400	10/26/22	32,538
5,000,000		Province of British Columbia Canada	1.200	04/25/17	5,039
15,250,000	e	Province of Manitoba Canada	1.750	05/30/19	15,379
15,000,000		Province of Manitoba Canada	2.100	09/06/22	14,660
12,700,000		Province of Manitoba Canada	3.050	05/14/24	13,038
10,000,000		Province of New Brunswick Canada	2.750	06/15/18	10,418
15,000,000		Province of Ontario Canada	2.300	05/10/16	15,228
9,500,000	e	Province of Ontario Canada	1.200	02/14/18	9,496
5,000,000	e	Province of Ontario Canada	4.400	04/14/20	5,555
10,000,000		Province of Quebec Canada	3.500	07/29/20	10,709
5,000,000		Province of Quebec Canada	7.500	09/15/29	7,218
		TOTAL FOREIGN GOVERNMENT BONDS			735,969

MORTGAGE BACKED - 8.0%
4,980,004	i	Federal Home Loan Mortgage Corp (FHLMC)	0.796	07/15/37	5,062
5,984,868	i	FHLMC	0.636	09/15/42	6,040
26,895		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.500	12/01/16	27
79,672		FGLMC	6.000	12/01/17	83
1,302,133		FGLMC	4.500	01/01/19	1,358
467,456		FGLMC	5.500	01/01/19	491
387,714		FGLMC	5.000	02/01/19	405
167,053		FGLMC	4.500	01/01/20	174
367

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$54,152		FGLMC	4.500%	07/01/20	$57
80,030		FGLMC	7.000	10/01/20	85
434,938		FGLMC	4.500	06/01/21	456
1,456,821		FGLMC	4.500	06/01/21	1,527
276,599		FGLMC	4.500	03/01/23	295
191,453		FGLMC	5.000	04/01/23	207
7,271		FGLMC	7.000	05/01/23	8
705,624		FGLMC	4.000	07/01/24	746
226,845		FGLMC	4.500	09/01/24	242
9,000,000	h	FGLMC	3.500	07/15/30	9,474
16,000,000	h	FGLMC	3.000	08/15/30	16,503
23,074		FGLMC	8.000	01/01/31	27
570,182		FGLMC	4.500	07/01/33	618
958,782		FGLMC	5.500	09/01/33	1,081
862,200		FGLMC	5.500	09/01/33	973
1,464,096		FGLMC	5.500	12/01/33	1,650
3,472,507		FGLMC	7.000	12/01/33	4,106
1,220,535		FGLMC	7.000	05/01/35	1,453
169,875		FGLMC	5.000	02/01/36	188
2,456		FGLMC	6.500	05/01/36	3
864,020		FGLMC	5.000	07/01/39	952
3,671,956		FGLMC	4.500	11/01/40	4,040
4,145,284		FGLMC	4.500	12/01/40	4,553
2,818,862		FGLMC	3.500	01/01/41	2,899
7,542,051		FGLMC	3.500	04/01/44	7,804
10,194,634		FGLMC	4.000	08/01/44	10,875
8,570,474		FGLMC	4.000	09/01/44	9,154
965,651		FGLMC	4.500	10/01/44	1,063
1,122,053		FGLMC	4.500	11/01/44	1,235
1,428,525		FGLMC	4.500	11/01/44	1,572
893,953		FGLMC	4.500	12/01/44	984
578,182		FGLMC	4.500	12/01/44	627
12,695,086		FGLMC	4.000	02/01/45	13,436
3,986,156		FGLMC	3.500	04/01/45	4,109
11,000,000	h	FGLMC	3.000	07/15/45	10,908
9,000,000	h	FGLMC	3.500	08/15/45	9,216
6,000,000	h	FGLMC	4.000	08/15/45	6,322
12,472		Federal National Mortgage Association (FNMA)	6.500	10/01/16	13
100,304		FNMA	6.500	04/01/17	104
42,409		FNMA	6.500	02/01/18	44
928,313		FNMA	5.500	11/01/18	977
703,893		FNMA	5.000	12/01/18	746
631,681		FNMA	5.000	01/01/19	668
23,848		FNMA	4.500	03/01/19	25
90,426		FNMA	4.500	11/01/20	94
658,796		FNMA	5.500	08/01/21	714
253,870		FNMA	4.500	03/01/23	271
12,126		FNMA	8.000	03/01/23	13
773,629		FNMA	5.000	07/01/23	839
393,413		FNMA	4.000	05/01/24	414
33,337		FNMA	8.000	07/01/24	40
582,023		FNMA	4.500	08/01/24	623
2,372,560		FNMA	4.000	09/01/24	2,512
368

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$9,000,000	h	FNMA	2.500%	07/25/30	$9,094
8,000,000	g,h	FNMA	3.000	07/25/30	8,276
6,000,000	h	FNMA	3.500	07/25/30	6,322
31,000,000	h	FNMA	2.500	08/25/30	31,259
19,000,000	h	FNMA	3.000	08/25/30	19,615
463,375		FNMA	6.500	07/01/32	537
290,921		FNMA	4.500	03/25/33	298
5,324,892		FNMA	3.000	10/01/33	5,420
8,900,577		FNMA	5.000	10/01/33	9,897
595,186		FNMA	5.000	11/01/33	667
84,526		FNMA	7.000	01/01/34	91
2,280,443		FNMA	5.500	03/01/34	2,572
3,846,384		FNMA	3.500	03/25/34	3,922
8,751,303		FNMA	3.000	01/01/35	8,899
34,797		FNMA	7.500	06/01/35	38
1,813,868		FNMA	5.500	08/01/37	2,045
872,023		FNMA	6.000	09/01/37	1,009
805,023		FNMA	6.000	09/01/37	932
246,536		FNMA	6.500	09/01/37	283
958,742		FNMA	5.500	01/01/38	1,079
18,462		FNMA	6.500	02/01/38	21
3,799,174		FNMA	5.500	11/01/38	4,366
6,261,531		FNMA	5.500	12/01/38	7,139
6,202,830		FNMA	4.000	02/01/39	6,580
35,330		FNMA	4.500	04/01/39	38
448,989		FNMA	4.000	07/01/39	479
2,111,396		FNMA	5.500	08/01/39	2,399
851,171		FNMA	4.500	10/01/39	921
71,495		FNMA	4.500	02/01/40	78
928,235		FNMA	4.500	06/01/40	1,005
764,345		FNMA	5.000	08/01/40	846
3,817,467		FNMA	5.000	09/01/40	4,220
730,363		FNMA	4.500	10/01/40	791
2,032,973		FNMA	4.500	11/01/40	2,201
150,695		FNMA	4.500	11/01/40	165
1,483,192		FNMA	4.500	11/01/40	1,602
297,905		FNMA	4.500	01/01/41	327
233,341		FNMA	4.500	02/01/41	255
5,565,431		FNMA	5.000	05/01/41	6,163
263,843		FNMA	4.500	06/01/41	288
242,573		FNMA	4.500	06/01/41	266
1,071,467		FNMA	5.000	06/01/41	1,190
456,607		FNMA	4.500	12/01/41	499
16,490,007		FNMA	5.500	12/01/41	18,860
267,039		FNMA	4.500	01/01/42	292
2,423,859		FNMA	3.500	02/01/42	2,501
3,263,231		FNMA	4.500	04/01/42	3,533
273,471		FNMA	4.500	04/01/42	299
319,434		FNMA	4.500	06/01/42	349
248,883		FNMA	4.500	07/01/42	273
7,027,364	i	FNMA	0.687	08/25/42	7,130
210,841		FNMA	3.000	10/01/42	211
212,912		FNMA	3.000	10/01/42	213
369

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$11,647,496		FNMA	3.000%	10/01/42	$11,639
545,484		FNMA	3.000	11/01/42	545
6,449,727	i	FNMA	0.587	11/25/42	6,456
7,401,001		FNMA	3.500	11/25/42	1,680
35,157		FNMA	3.000	12/01/42	35
264,371		FNMA	3.000	12/01/42	263
3,931,479		FNMA	3.000	01/01/43	3,923
8,730,038		FNMA	3.000	01/01/43	8,723
130,134		FNMA	3.000	02/01/43	130
11,152,166		FNMA	3.000	02/01/43	11,143
604,218		FNMA	3.000	02/01/43	603
5,237,726		FNMA	3.000	02/01/43	5,233
3,189,534		FNMA	3.500	02/01/43	3,301
692,604		FNMA	3.000	03/01/43	692
147,234		FNMA	3.000	03/01/43	147
235,854		FNMA	3.000	03/01/43	235
130,047		FNMA	3.000	03/01/43	130
4,284,004	i	FNMA	0.537	03/25/43	4,303
309,135		FNMA	3.000	04/01/43	309
54,136		FNMA	3.000	04/01/43	54
13,927		FNMA	3.000	04/01/43	14
69,201		FNMA	3.000	04/01/43	69
330,500		FNMA	3.000	04/01/43	330
149,540		FNMA	3.000	04/01/43	149
157,405		FNMA	3.000	04/01/43	157
206,537		FNMA	3.000	04/01/43	206
188,156		FNMA	3.000	04/01/43	188
4,950,567		FNMA	3.000	05/01/43	4,943
854,368		FNMA	3.500	05/01/43	884
516,663		FNMA	3.500	05/01/43	535
1,093,987		FNMA	3.500	06/01/43	1,132
468,462		FNMA	3.500	06/01/43	482
2,272,563		FNMA	3.500	06/01/43	2,352
1,079,875		FNMA	3.500	06/01/43	1,118
420,259		FNMA	3.500	06/01/43	435
871,548		FNMA	3.500	06/01/43	902
2,943,353		FNMA	3.500	07/01/43	3,047
1,445,505		FNMA	3.500	07/01/43	1,496
13,631,683		FNMA	4.000	11/01/43	14,587
5,392,405		FNMA	4.000	04/01/44	5,749
2,529,231		FNMA	4.000	06/01/44	2,696
3,379,168		FNMA	4.000	06/01/44	3,602
13,059,597		FNMA	4.500	06/01/44	14,374
1,366,051		FNMA	4.500	06/01/44	1,502
2,427,412		FNMA	4.000	07/01/44	2,588
970,895		FNMA	4.000	07/01/44	1,035
8,000,335		FNMA	4.000	08/01/44	8,528
2,879,506		FNMA	4.000	08/01/44	3,069
4,419,800		FNMA	4.000	08/01/44	4,712
1,204,856		FNMA	4.000	08/01/44	1,284
3,007,580		FNMA	4.500	08/01/44	3,310
837,214		FNMA	4.000	09/01/44	893
709,317		FNMA	4.000	09/01/44	756
370

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$1,111,702		FNMA	3.500%	10/01/44	$1,151
822,469		FNMA	3.500	10/01/44	851
4,428,334		FNMA	4.000	10/01/44	4,721
6,978,557		FNMA	4.500	10/01/44	7,682
14,373,659		FNMA	4.500	11/01/44	15,822
3,184,890		FNMA	4.000	12/01/44	3,402
2,568,723		FNMA	4.000	12/01/44	2,743
2,962,387		FNMA	4.500	12/01/44	3,261
3,049,152		FNMA	4.000	01/01/45	3,251
352,794		FNMA	3.500	03/01/45	363
635,273		FNMA	3.500	03/01/45	657
852,020		FNMA	4.500	03/01/45	938
919,507		FNMA	4.000	05/01/45	980
2,043,932		FNMA	4.000	06/01/45	2,179
10,000,000	h	FNMA	3.000	07/25/45	9,939
11,000,000	h	FNMA	4.000	07/25/45	11,639
37,000,000	h	FNMA	3.000	08/25/45	36,679
67,000,000	h	FNMA	3.500	08/25/45	68,736
46,000,000	h	FNMA	4.000	08/25/45	48,565
55,000,000	h	FNMA	4.500	08/25/45	59,331
34,000,000	h	FNMA	5.000	08/25/45	37,517
59,000,000	h	FNMA	3.500	09/25/45	60,360
10,000,000	h	FNMA	4.000	09/25/45	10,531
8,904		Government National Mortgage Association (GNMA)	9.000	12/15/17	9
4,118,626		GNMA	2.300	10/15/19	4,186
8,169		GNMA	8.000	06/15/22	8
21,668		GNMA	6.500	08/15/23	25
8,411		GNMA	6.500	08/15/23	10
7,089,777		GNMA	2.580	08/15/25	7,236
104,381		GNMA	6.500	05/20/31	124
9,083,259		GNMA	2.640	01/15/33	8,963
12,708,482		GNMA	2.690	06/15/33	12,643
249,801		GNMA	5.500	07/15/33	288
145,735		GNMA	6.000	10/20/36	167
151,388		GNMA	6.000	01/20/37	174
534,634		GNMA	5.500	02/15/37	608
826,585		GNMA	6.000	02/20/37	949
376,118		GNMA	5.000	04/15/38	417
279,124		GNMA	6.000	08/20/38	317
578,410		GNMA	6.500	11/20/38	674
545,934		GNMA	5.000	07/20/39	608
4,771,897		GNMA	4.500	09/20/39	5,300
19,305,010		GNMA	3.500	10/20/42	4,225
4,442,325		GNMA	3.500	07/15/43	4,624
1,042,468		GNMA	3.500	02/15/45	1,085
29,000,000	h	GNMA	3.000	07/20/45	29,220
11,000,000	h	GNMA	3.500	07/20/45	11,395
31,000,000	h	GNMA	3.000	08/20/45	31,157
80,000,000	h	GNMA	3.500	08/20/45	82,656
19,000,000	h	GNMA	4.000	08/20/45	20,084
21,000,000	h	GNMA	4.000	09/20/45	22,159
		TOTAL MORTGAGE BACKED			1,126,217
371

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
MUNICIPAL BONDS - 3.6%
$4,500,000	g	Basin Electric Power Coop	6.127%	06/01/41	$5,067
1,090,000		Bay Area Water Supply & Conservation Agency	1.311	10/01/17	1,088
3,790,000		Bay Area Water Supply & Conservation Agency	2.535	10/01/21	3,753
2,635,000		Bay Area Water Supply & Conservation Agency	3.015	10/01/24	2,584
1,170,000		Brunswick & Glynn County Development Authority	3.060	04/01/25	1,132
675,000		California Earthquake Authority	1.194	07/01/16	675
7,465,000		California Earthquake Authority	2.805	07/01/19	7,638
13,000,000		California Housing Finance Agency	2.966	08/01/22	12,738
6,165,000	g	California Pollution Control Financing Authority	5.000	07/01/27	6,441
8,020,000	g	California Pollution Control Financing Authority	5.000	07/01/37	8,313
2,500,000	g	California Pollution Control Financing Authority	5.000	11/21/45	2,585
3,700,000		Calleguas Municipal Water District	2.030	07/01/18	3,736
1,215,000		Charlotte-Mecklenburg Hospital Authority	5.000	08/01/15	1,218
1,250,000		City & County of Honolulu, HI	6.114	07/01/29	1,388
4,000,000		City of Dallas, TX	5.078	02/15/22	4,573
1,500,000		City of Dallas, TX	5.195	02/15/35	1,664
760,000		City of Eugene, OR	6.320	08/01/22	872
12,500,000		City of Houston TX Utility System Revenue	2.563	05/15/20	12,813
10,095,000		City of Houston TX Utility System Revenue	2.923	05/15/21	10,404
1,615,000		City of Jersey City NJ	1.192	09/01/15	1,617
2,200,000		City of Jersey City NJ	1.509	09/01/16	2,206
2,180,000		City of Jersey City NJ	1.829	09/01/17	2,177
500,000		City of Jersey City NJ	2.079	09/01/18	498
925,000		City of Jersey City NJ	2.423	09/01/19	920
1,000,000		Commonwealth Financing Authority	2.675	06/01/21	978
1,150,000		Commonwealth Financing Authority	2.875	06/01/22	1,120
2,310,000		Commonwealth Financing Authority	3.075	06/01/23	2,251
24,000,000		Commonwealth of Massachusetts	5.000	08/01/33	27,200
5,000,000		Commonwealth of Massachusetts	5.456	12/01/39	6,114
755,000		County of Mercer, NJ	5.380	02/01/17	793
23,500,000		District of Columbia Water & Sewer Authority	4.814	10/01/14	23,814
1,680,000		Douglas County Public Utility District No 1 Wells Hydroelectric	5.112	09/01/18	1,686
4,600,000		Fiscal Year 2005 Securitization Corp	4.760	08/15/19	4,900
9,750,000		Florida Hurricane Catastrophe Fund Finance Corp	1.298	07/01/16	9,797
15,630,000	j	Garden State Preservation Trust	0.000	11/01/22	12,844
1,000,000		Grant County Public Utility District No 2	5.470	01/01/34	1,079
1,250,000		Grant County Public Utility District No 2	4.164	01/01/35	1,225
4,135,000		Greene County OH	2.720	12/01/21	4,123
4,365,000		Greene County OH	3.120	12/01/23	4,333
4,615,000		Greene County OH	3.270	12/01/24	4,574
4,755,000		Greene County OH	3.420	12/01/25	4,695
1,700,000		Guadalupe Valley Electric Coop, Inc	5.671	10/01/32	1,853
975,000		Guadalupe-Blanco River Authority Industrial Development Corp	3.287	04/15/23	977
540,000		Lavaca-Navidad River Authority	3.850	08/01/26	538
6,430,000		Lavaca-Navidad River Authority	4.430	08/01/35	6,248
530,000		Massachusetts Housing Finance Agency	1.306	06/01/16	531
285,000		Massachusetts Housing Finance Agency	1.776	06/01/17	286
4,600,000		Massachusetts Housing Finance Agency	4.782	12/01/20	4,708
5,400,000		Massachusetts St. Water Pollution Abatement	5.192	08/01/40	6,360
3,500,000		Metropolitan Council	1.750	09/01/20	3,451
372

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$3,000,000		Metropolitan Washington Airports Authority	5.690%	10/01/30	$3,027
5,000,000		Metropolitan Water District of Southern California	6.250	07/01/39	5,613
750,000		Metropolitan Water Reclamation District of Greater Chicago	2.229	12/01/16	759
1,590,000		Michigan Finance Authority	5.000	07/01/16	1,650
8,945,000		Michigan Finance Authority	5.000	07/01/22	10,229
8,000,000		Michigan Finance Authority	5.000	07/01/22	9,121
500,000		Michigan Finance Authority	5.000	07/01/22	560
515,000		Michigan Finance Authority	5.000	07/01/29	551
2,500,000		Michigan Finance Authority	5.000	07/01/30	2,666
2,000,000		Michigan Finance Authority	5.000	07/01/31	2,125
1,130,000		New York State Energy Research & Development Authority	1.028	07/01/16	1,128
1,590,000		New York State Energy Research & Development Authority	2.372	07/01/19	1,606
1,285,000		New York State Energy Research & Development Authority	2.772	07/01/20	1,310
1,590,000		New York State Energy Research & Development Authority	3.206	07/01/22	1,645
1,200,000		New York State Environmental Facilities Corp	2.005	06/15/19	1,191
1,220,000		New York State Environmental Facilities Corp	2.595	06/15/21	1,218
1,255,000		New York State Environmental Facilities Corp	3.045	06/15/24	1,249
1,225,000		New York State Environmental Facilities Corp	3.195	06/15/25	1,213
500,000		New York State Environmental Facilities Corp	3.684	12/15/29	487
800,000		New York State Environmental Facilities Corp	5.807	06/15/39	990
2,475,000		New York State Urban Development Corp	6.500	12/15/18	2,732
270,000		Newport News Economic Development Authority	5.640	01/15/29	274
2,230,000		Newport News Economic Development Authority	5.640	01/15/29	2,281
1,250,000	g	Niagara Area Development Corp	4.000	11/01/24	1,259
4,750,000		Northern California Power Agency	4.320	07/01/24	5,003
2,450,000		Ohio State Water Development Authority	4.879	12/01/34	2,730
6,500,000	i	Ohio State Water Development Authority		05/01/38	6,500
700,000		Oklahoma Water Resources Board	3.071	04/01/22	720
1,220,000		Pend Oreille County Public Utility District No Box Canyon	1.987	01/01/16	1,230
1,000,000		Pend Oreille County Public Utility District No Box Canyon	2.417	01/01/17	1,018
1,000,000		Pend Oreille County Public Utility District No Box Canyon	2.787	01/01/18	1,028
1,000,000		Pend Oreille County Public Utility District No Box Canyon	3.037	01/01/19	1,041
1,070,000		Pend Oreille County Public Utility District No Box Canyon	3.621	01/01/21	1,121
1,900,000		South Dakota Conservancy District	0.712	08/01/15	1,901
1,000,000		South Dakota Conservancy District	1.620	08/01/18	1,000
3,330,000		South Dakota Conservancy District	1.648	08/01/18	3,364
2,920,000		South Dakota Conservancy District	1.898	08/01/19	2,941
38,830,000		State of California	3.750	10/01/37	38,539
7,050,000		State of California	4.988	04/01/39	7,289
5,000,000		State of Connecticut	5.090	10/01/30	5,488
5,570,000		State of Illinois	4.350	06/01/18	5,722
9,000,000		State of Illinois	5.520	04/01/38	7,840
4,505,000		State of Michigan	3.375	12/01/20	4,772
4,405,000		State of Michigan	3.590	12/01/26	4,468
2,500,000		State of Ohio	5.412	09/01/28	2,937
373

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$3,265,000		State of Texas	4.900%	08/01/20	$3,273
5,000,000		State of Texas	6.072	10/01/29	5,727
2,025,000		State of Texas	3.576	08/01/34	1,918
3,370,000		State of Texas	3.726	08/01/43	3,215
1,985,000		State of Washington	5.050	01/01/18	1,991
3,000		State of Wisconsin	5.700	05/01/26	4
23,480,000		Suffolk County Water Authority	3.500	06/01/39	22,168
2,280,000		Tampa Bay Water	2.612	10/01/25	2,193
3,225,000		Tampa Bay Water	2.782	10/01/26	3,094
3,000,000		Tampa Bay Water	2.952	10/01/27	2,853
5,000,000		Tuolumne Wind Project Authority	6.918	01/01/34	5,650
3,035,000		University of California	3.809	05/15/28	3,020
11,400,000		University of California	4.009	05/15/30	11,330
6,500,000	i	University of California	0.684	07/01/41	6,503
1,000,000		University of Cincinnati	3.250	06/01/29	969
1,560,000		University of Cincinnati	3.650	06/01/34	1,514
1,615,000		University of Cincinnati	3.700	06/01/35	1,568
18,000,000		University of New Mexico	3.532	06/20/32	17,671
17,500,000		University of Virginia	3.570	04/01/45	16,666
1,000,000		Washington County Clean Water Services	5.078	10/01/24	1,157
600,000		West Virginia Water Development Authority	5.000	11/01/21	702
1,345,000		West Virginia Water Development Authority	5.000	11/01/22	1,580
1,000,000		West Virginia Water Development Authority	5.000	11/01/23	1,184
		TOTAL MUNICIPAL BONDS			510,064

U.S. TREASURY SECURITIES - 1.5%
6,000,000		United States Treasury Bond	3.125	02/15/43	5,980
50,000,000		United States Treasury Bond	2.875	05/15/43	47,422
1,000,000		United States Treasury Bond	3.375	05/15/44	1,045
14,770,000		United States Treasury Bond	2.500	02/15/45	12,938
7,565,000		United States Treasury Note	0.250	12/31/15	7,567
2,000,000		United States Treasury Note	0.625	07/15/16	2,005
2,200,000		United States Treasury Note	0.500	11/30/16	2,200
9,390,000		United States Treasury Note	0.500	02/28/17	9,380
9,250,000		United States Treasury Note	1.125	06/15/18	9,280
4,230,000		United States Treasury Note	1.625	04/30/19	4,275
67,665,000		United States Treasury Note	1.375	03/31/20	66,946
9,165,000		United States Treasury Note	1.500	05/31/20	9,106
12,234,500		United States Treasury Note	1.625	11/15/22	11,811
24,255,000		United States Treasury Note	2.125	05/15/25	23,776
		TOTAL U.S. TREASURY SECURITIES			213,731

		TOTAL GOVERNMENT BONDS			3,253,171
		(Cost $3,215,535)

STRUCTURED ASSETS - 2.9%

ASSET BACKED - 1.5%
8,892,266	g	Alterna Funding I LLC	1.639	02/15/21	8,909
		Series - 2014 1A (Class NOTE)
1,172,624	i	Asset Backed Securities Corp Home Equity Loan Trust	0.635	07/25/35	1,166
		Series - 2005 HE7 (Class M2)
4,965,277	i	Asset-Backed Pass-Through Certificates	1.036	01/25/35	4,727
		Series - 2004 R12 (Class M1)
374

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$4,500,000	g	Avis Budget Rental Car Funding AESOP LLC	5.110%	03/20/17	$4,585
		Series - 2010 5A (Class B)
4,000,000	g	Avis Budget Rental Car Funding AESOP LLC	3.780	02/20/18	4,054
		Series - 2011 5A (Class C)
4,000,000	g	Avis Budget Rental Car Funding AESOP LLC	4.720	02/20/18	4,159
		Series - 2011 5A (Class B)
925,000	i	Basic Asset Backed Securities Trust	0.497	04/25/36	818
		Series - 2006 1 (Class A3)
284,917	i	Bear Stearns Asset Backed Securities Trust	0.927	11/25/39	283
		Series - 2005 SD3 (Class 2A1)
4,000,000	g	Capital Automotive REIT	3.660	10/15/44	3,982
		Series - 2014 1A (Class A)
4,001,302	i	Chase Funding Loan Acquisition Trust	1.042	06/25/34	3,660
		Series - 2004 OPT1 (Class M1)
8,938,276	i	Connecticut Avenue Securities	1.687	02/25/25	8,949
		Series - 2015 C01 (Class 1M1)
5,985,000	g	DB Master Finance LLC	3.262	02/20/45	6,004
		Series - 2015 1A (Class A2I)
1,715,000	g,i	DB/UBS Mortgage Trust	5.735	11/10/46	1,904
		Series - 2011 LC1A (Class C)
12,561,250	g	Dominos Pizza Master Issuer LLC	5.216	01/25/42	12,959
		Series - 2012 1A (Class A2)
21,423,108	g	HERO Funding Trust	3.840	09/21/40	21,458
		Series - 2015 1A (Class A)
4,347,940	g	HERO Funding Trust	3.990	09/21/40	4,255
		Series - 2014 2A (Class A)
500,000	g	Hertz Vehicle Financing LLC	6.440	02/25/19	550
		Series - 2010 1A (Class B3)
1,619,067	i	Lehman XS Trust	0.437	02/25/36	1,539
		Series - 2006 1 (Class 1A1)
4,733,434	i	Lehman XS Trust	6.500	06/25/46	3,702
		Series - 2006 13 (Class 2A1)
1,071,043	i	Park Place Securities, Inc Asset-Backed Pass-Through Certificates	0.967	01/25/36	1,065
		Series - 2005 WCH1 (Class M2)
299,628	i	Residential Asset Mortgage Products, Inc	5.470	09/25/33	309
		Series - 2003 RZ5 (Class A7)
139,099	i	Residential Asset Securities Corp	0.832	04/25/35	139
		Series - 2005 KS3 (Class M3)
437,154		Residential Funding Mortgage Securities II, Inc	5.500	08/25/25	437
		Series - 2006 HI5 (Class A3)
326,556	i	Residential Funding Mortgage Securities II, Inc	6.010	02/25/36	327
		Series - 2006 HI1 (Class M1)
200,000	i	Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	207
		Series - 2006 HI1 (Class M2)
3,800,000		Santander Drive Auto Receivables Trust	1.760	01/15/19	3,811
		Series - 2013 1 (Class C)
390,956	i	Securitized Asset Backed Receivables LLC	0.487	10/25/35	387
		Series - 2006 OP1 (Class A2C)
1,688,562	g	Sierra Receivables Funding Co LLC	3.420	03/20/29	1,711
		Series - 2012 2A (Class B)
1,298,664	g	Sierra Receivables Funding Co LLC	1.590	11/20/29	1,288
		Series - 2013 1A (Class A)
6,609,399	g	SolarCity LMC	4.590	04/20/44	6,876
		Series - 2014 1 (Class A)
375

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$29,813,244	g	SolarCity LMC	4.020%	07/20/44	$30,081
		Series - 2014 2 (Class A)
339,082	i	Soundview Home Equity Loan Trust	0.487	11/25/35	337
		Series - 2005 OPT3 (Class A4)
12,300,953	g	SpringCastle America Funding LLC	2.700	05/25/23	12,376
		Series - 2014 AA (Class A)
6,125,730	i	Structured Asset Securities Corp Mortgage Loan Trust	1.684	04/25/35	5,814
		Series - 2005 7XS (Class 2A1A)
22,500,000		Toyota Auto Receivables Owner Trust	1.270	05/15/19	22,483
		Series - 2015 B (Class A3)
22,500,000		Toyota Auto Receivables Owner Trust	1.740	09/15/20	22,579
		Series - 2015 B (Class A4)
528,221	g,m	Wachovia Amortization Controlled Heloc NIM	5.683	08/12/47	537
		Series - 2006 N1 (Class N1)
652,384	g,i	Wachovia Loan Trust	0.547	05/25/35	633
		Series - 2005 SD1 (Class A)
165,930	i	Wells Fargo Home Equity Trust	0.327	07/25/36	165
		Series - 2006 2 (Class A3)
4,000,000	g	Wendys Funding LLC	3.371	06/15/45	3,990
		Series - 2015 1A (Class A2I)
		TOTAL ASSET BACKED			213,215

OTHER MORTGAGE BACKED - 1.4%
1,800,000		Banc of America Commercial Mortgage Trust	5.480	10/10/45	1,809
		Series - 2006 6 (Class B)
3,050,000	g	Banc of America Commercial Mortgage Trust	5.416	01/15/49	3,179
		Series - 2007 1 (Class AM)
5,416,386	i	Banc of America Commercial Mortgage Trust	5.482	01/15/49	5,647
		Series - 2007 1 (Class AMFX)
2,590,000	i	Bear Stearns Commercial Mortgage Securities	6.118	09/11/42	2,769
		Series - 2007 T28 (Class AJ)
2,500,000	i	Bear Stearns Commercial Mortgage Securities	5.878	06/11/50	2,564
		Series - 2007 PW17 (Class AJ)
1,225,000	i	Citigroup Commercial Mortgage Trust	5.975	03/15/49	1,259
		Series - 2006 C4 (Class AJ)
2,575,000	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	2,751
		Series - 2007 C3 (Class AM)
3,925,000	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	4,037
		Series - 2007 C3 (Class AJ)
2,750,000	i	COBALT CMBS Commercial Mortgage Trust	5.526	04/15/47	2,925
		Series - 2007 C2 (Class AMFX)
4,000,000	i	COMM Mortgage Trust	5.796	12/10/49	4,180
		Series - 2007 C9 (Class B)
4,765,000	i	Commercial Mortgage Trust	5.238	04/10/37	4,797
		Series - 2005 GG5 (Class AJ)
775,594		Countrywide Alternative Loan Trust	5.500	08/25/16	789
		Series - 2004 30CB (Class 1A15)
2,775,000	i	Credit Suisse Commercial Mortgage Trust	5.903	09/15/39	2,879
		Series - 2007 C4 (Class A1AJ)
1,500,000		Credit Suisse Commercial Mortgage Trust	5.343	12/15/39	1,574
		Series - 2006 C5 (Class AM)
3,500,000	g	Credit Suisse Commercial Mortgage Trust	5.383	02/15/40	3,622
		Series - 2009 RR1 (Class A3C)
8,450,000	i	Credit Suisse Commercial Mortgage Trust	5.625	01/15/49	8,549
		Series - 2007 C2 (Class AJ)
280,000	i	Credit Suisse First Boston Mortgage Securities Corp	5.100	08/15/38	281
		Series - 2005 C5 (Class C)
376

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$3,500,000	i	Credit Suisse First Boston Mortgage Securities Corp	5.230%	12/15/40	$3,532
		Series - 2005 C6 (Class B)
2,000,000	g	Credit Suisse Mortgage Capital Certificates	5.626	05/15/23	2,243
		Series - 2006 OMA (Class D)
500,000	i	GE Commercial Mortgage Corp	5.606	12/10/49	522
		Series - 2007 C1 (Class AM)
2,535,000	g,i	GS Mortgage Securities Corp II	5.396	12/10/43	2,818
		Series - 2010 C2 (Class B)
1,500,000	i	GS Mortgage Securities Trust	5.553	04/10/38	1,515
		Series - 2006 GG6 (Class B)
1,750,000	i	GS Mortgage Securities Trust	5.739	04/10/38	1,753
		Series - 2006 GG6 (Class C)
1,365,889	i	Harborview Mortgage Loan Trust	0.408	07/19/47	1,162
		Series - 2007 4 (Class 2A1)
764,340	i	Impac CMB Trust	0.847	03/25/35	712
		Series - 2004 11 (Class 2A1)
3,780,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	4.911	07/15/42	3,790
		Series - 2005 LDP2 (Class C)
2,000,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust	5.753	02/15/46	2,134
		Series - 2011 C3 (Class E)
3,025,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust	5.459	07/15/46	3,309
		Series - 2011 C4 (Class C)
5,170,633		JP Morgan Chase Commercial Mortgage Securities Trust	5.257	05/15/47	5,349
		Series - 2006 LDP9 (Class A1A)
2,639,215	i	JP Morgan Chase Commercial Mortgage Securities Trust	6.192	02/15/51	2,835
		Series - 2007 LD12 (Class AM)
1,500,000	i	LB-UBS Commercial Mortgage Trust	5.737	03/15/39	1,498
		Series - 2006 C3 (Class C)
852,000	i	LB-UBS Commercial Mortgage Trust	5.482	09/15/39	847
		Series - 2006 C6 (Class C)
2,500,000		LB-UBS Commercial Mortgage Trust	5.484	02/15/40	2,590
		Series - 2007 C1 (Class AJ)
700,000	i	LB-UBS Commercial Mortgage Trust	5.533	02/15/40	711
		Series - 2007 C1 (Class C)
3,390,000	i	LB-UBS Commercial Mortgage Trust	5.563	02/15/40	3,349
		Series - 2007 C1 (Class D)
750,000	i	LB-UBS Commercial Mortgage Trust	6.114	07/15/40	802
		Series - 2007 C6 (Class AM)
275,000	i	LB-UBS Commercial Mortgage Trust	5.057	09/15/40	276
		Series - 2005 C5 (Class AJ)
645,000	i	Merrill Lynch Mortgage Trust	6.475	02/12/51	698
		Series - 0 C1 (Class AJA)
2,750,000	i	ML-CFC Commercial Mortgage Trust	5.526	03/12/51	2,839
		Series - 2007 6 (Class AM)
855,000	g,i	Morgan Stanley Capital I Trust	6.010	08/12/41	882
		Series - 2006 T23 (Class B)
3,000,000	i	Morgan Stanley Capital I Trust	5.389	11/12/41	3,080
		Series - 2006 HQ10 (Class AJ)
1,000,000	i	Morgan Stanley Capital I Trust	5.271	08/13/42	999
		Series - 2005 HQ6 (Class F)
2,111,000	i	Morgan Stanley Capital I Trust	5.834	10/15/42	2,167
		Series - 2006 IQ11 (Class AJ)
377

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$710,000	g,i	Morgan Stanley Capital I Trust	5.418%	09/15/47	$763
		Series - 2011 C1 (Class D)
600,000	i	Morgan Stanley Capital I Trust	5.907	06/11/49	599
		Series - 2007 IQ15 (Class AJ)
17,385,000	g	OBP Depositor LLC Trust	4.646	07/15/45	19,104
		Series - 2010 OBP (Class A)
187,037		Residential Accredit Loans, Inc	4.350	03/25/34	188
		Series - 2004 QS4 (Class A1)
48,719		RFMSI Trust	5.500	03/25/35	49
		Series - 2005 S2 (Class A6)
529,728	g,i	Springleaf Mortgage Loan Trust	2.220	10/25/57	531
		Series - 0 2A (Class A)
3,485,828	i	Structured Agency Credit Risk Debt Note (STACR)	1.437	01/25/25	3,482
		Series - 2015 DN1 (Class M1)
7,375,000	i	Structured Agency Credit Risk Debt Note (STACR)	2.587	01/25/25	7,421
		Series - 2015 DN1 (Class M2)
10,000,000	i	Structured Agency Credit Risk Debt Note (STACR)	2.387	03/25/25	9,928
		Series - 2015 HQ1 (Class M2)
750,000	i	Structured Agency Credit Risk Debt Note (STACR)	3.987	03/25/25	739
		Series - 2015 HQ1 (Class M3)
5,000,000	g,i	Wachovia Bank Commercial Mortgage Trust	0.385	12/15/43	4,843
		Series - 2007 C30 (Class AMFL)
4,585,000		Wachovia Bank Commercial Mortgage Trust	5.383	12/15/43	4,818
		Series - 2007 C30 (Class AM)
890,000	i	Wachovia Bank Commercial Mortgage Trust	5.818	05/15/46	956
		Series - 2007 C34 (Class AM)
1,700,000	i	Wachovia Bank Commercial Mortgage Trust	6.144	05/15/46	1,773
		Series - 2007 C34 (Class AJ)
1,975,000	i	Wachovia Bank Commercial Mortgage Trust	5.591	04/15/47	2,095
		Series - 2007 C31 (Class AM)
1,500,000	i	Wachovia Bank Commercial Mortgage Trust	5.660	04/15/47	1,538
		Series - 2007 C31 (Class AJ)
1,000,000	i	Wachovia Bank Commercial Mortgage Trust	5.700	04/15/47	1,000
		Series - 2007 C31 (Class B)
700,000	i	Wachovia Bank Commercial Mortgage Trust	5.860	04/15/47	684
		Series - 2007 C31 (Class C)
4,000,000	g	Wachovia Bank Commercial Mortgage Trust	5.703	06/15/49	4,245
		Series - 2007 C32 (Class AMFX)
875,000	i	Wachovia Bank Commercial Mortgage Trust	5.750	06/15/49	841
		Series - 2007 C32 (Class B)
12,830,000	i	Wachovia Bank Commercial Mortgage Trust	5.750	06/15/49	13,153
		Series - 2007 C32 (Class AJ)
510,000	i	Wachovia Bank Commercial Mortgage Trust	5.953	02/15/51	547
		Series - 2007 C33 (Class AM)
6,417,180	i	WaMu Mortgage Pass-Through Certificates	0.617	10/25/45	5,758
		Series - 2005 AR13 (Class A1B2)
2,363,551	i	WaMu Mortgage Pass-Through Certificates	0.537	12/25/45	2,170
		Series - 2005 AR19 (Class A1B3)
		TOTAL OTHER MORTGAGE BACKED			193,248

		TOTAL STRUCTURED ASSETS			406,463
		(Cost $404,736)

		TOTAL BONDS			5,475,288
		(Cost $5,438,552)
378

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
COMMON STOCKS - 59.7%

AUTOMOBILES & COMPONENTS - 1.9%
67,500		Aisin Seiki Co Ltd	$2,870
155,527		Bayerische Motoren Werke AG.	17,032
58,860		Bayerische Motoren Werke AG. (Preference)	4,984
286,800		Denso Corp	14,269
2,779,908		Ford Motor Co	41,726
248,200		Fuji Heavy Industries Ltd	9,126
723,245		GKN plc	3,800
236,929		Harley-Davidson, Inc	13,351
617,080		Honda Motor Co Ltd	19,944
741,971		Johnson Controls, Inc	36,750
125,346		Magna International, Inc (Class A)	7,035
445,100		Mazda Motor Corp	8,710
379,700		Mitsubishi Motors Corp	3,229
59,514	*	Modine Manufacturing Co	639
1,536,400		Nissan Motor Co Ltd	16,051
20,786		Pirelli & C S.p.A.	351
139,972		Renault S.A.	14,676
9,200		Stanley Electric Co Ltd	192
161,300		Sumitomo Electric Industries Ltd	2,496
78,492	*	Tenneco, Inc	4,508
113,370	*,e	Tesla Motors, Inc	30,413
98,900		Toyota Industries Corp	5,632
96,100		Yamaha Motor Co Ltd	2,100
		TOTAL AUTOMOBILES & COMPONENTS	259,884

BANKS - 4.0%
30,411		Apollo Residential Mortgage	447
1,142		Arrow Financial Corp	31
51,058		Associated Banc-Corp	1,035
4,424		Astoria Financial Corp	61
885,057		Australia & New Zealand Banking Group Ltd	21,965
3,630,517		Banca Intesa S.p.A.	13,184
312,569		Banca Intesa S.p.A. RSP	998
2,159,479		Banco Bilbao Vizcaya Argentaria S.A.	21,279
331,120		Bank Hapoalim Ltd	1,782
21,859		Bank Mutual Corp	168
25,289	e	Bank of Hawaii Corp	1,686
95,743		Bank of Montreal	5,673
365,143		Bank of Nova Scotia	18,848
3,264		Bank of the Ozarks, Inc	149
7,332		Banner Corp	351
921,844		BB&T Corp	37,160
23,015		BBCN Bancorp, Inc	340
4,422		Bendigo Bank Ltd	42
1,202	*	Beneficial Bancorp, Inc	15
7,660		Berkshire Hills Bancorp, Inc	218
43,413		Boston Private Financial Holdings, Inc	582
9,648		Brookline Bancorp, Inc	109
4,200	e	Canadian Imperial Bank of Commerce/Canada	310
379

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
4,544	*	Capital Bank Financial Corp	$132
7,221		Capitol Federal Financial	87
3,360		Cathay General Bancorp	109
5,743		Centerstate Banks of Florida, Inc	78
150,179		CIT Group, Inc	6,982
3,804		CoBiz, Inc	50
2,120		Columbia Banking System, Inc	69
165,930		Comerica, Inc	8,515
1,336		Commerce Bancshares, Inc	62
415,911		Commonwealth Bank of Australia	27,274
3,936	e	Community Bank System, Inc	149
752,363		Criteria CaixaBank S.A.	3,501
9,127		Cullen/Frost Bankers, Inc	717
10,739	*	Customers Bancorp, Inc	289
48,600		DBS Group Holdings Ltd	746
66,896		DNB NOR Holding ASA	1,114
10,051		East West Bancorp, Inc	450
12,087	*	FCB Financial Holdings, Inc	384
14,531		Federal Agricultural Mortgage Corp (Class C)	422
2,018		First Bancorp (NC)	34
451		First Citizens Bancshares, Inc (Class A)	119
50,809		First Commonwealth Financial Corp	487
6,726		First Financial Bancorp	121
18,140		First Interstate Bancsystem, Inc	503
5,409		First Merchants Corp	134
16,186		FNB Corp	232
2,590		Glacier Bancorp, Inc	76
5,441		Hancock Holding Co	174
552,400		Hang Seng Bank Ltd	10,789
2,412		Heartland Financial USA, Inc	90
16,335		HomeStreet, Inc	373
4,413,602		HSBC Holdings plc	39,521
9,593		IBERIABANK Corp	655
4,148		Independent Bank Corp (MA)	194
1,147		International Bancshares Corp	31
20,614		Investors Bancorp, Inc	254
206,400		KBC Groep NV	13,837
1,311,216		Keycorp	19,694
21,058		Lakeland Bancorp, Inc	250
172,036	e	M&T Bank Corp	21,492
1,800		MB Financial, Inc	62
61,360	*,e	MGIC Investment Corp	698
572,000		Mitsui Trust Holdings, Inc	2,617
5,178,600		Mizuho Financial Group, Inc	11,205
849,987		National Australia Bank Ltd	21,831
12,837		National Bank Holdings Corp	267
44,399		National Penn Bancshares, Inc	501
996,789		Natixis	7,194
1,500		NBT Bancorp, Inc	39
145,456	e	New York Community Bancorp, Inc	2,673
1,164,036		Nordea Bank AB	14,518
11,094		Northfield Bancorp, Inc	167
380

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
57,600	e	OFG Bancorp	$615
19,938		Old National Bancorp	288
22,911		PacWest Bancorp	1,071
4,182		Peoples Bancorp, Inc	98
2,728		People’s United Financial, Inc	44
7,054		Pinnacle Financial Partners, Inc	383
407,743		PNC Financial Services Group, Inc	39,001
123,134	*	Popular, Inc	3,554
20,422		PrivateBancorp, Inc	813
53,363		Provident Financial Services, Inc	1,013
273,805	e	Radian Group, Inc	5,137
4,579	e	Renasant Corp	149
155,400		Resona Holdings, Inc	848
277,939	e	Royal Bank of Canada (Toronto)	16,997
1,000		S&T Bancorp, Inc	30
3,487	*	Signature Bank	510
176,421		Skandinaviska Enskilda Banken AB (Class A)	2,257
6,342	e	Southside Bancshares, Inc	185
1,077,401		Standard Chartered plc	17,254
7,477		State Bank & Trust Co	162
473,300		Sumitomo Mitsui Financial Group, Inc	21,071
200,914		Susquehanna Bancshares, Inc	2,837
28,454	*	SVB Financial Group	4,097
45,092		Swedbank AB (A Shares)	1,051
800	*	Texas Capital Bancshares, Inc	50
26,435	*	The Bancorp, Inc	245
499,536	e	Toronto-Dominion Bank	21,213
1,700		Trustmark Corp	42
5,465		UMB Financial Corp	312
3,150		Umpqua Holdings Corp	57
2,479		Union Bankshares Corp	58
10,908	e	United Bankshares, Inc	439
5,569		United Financial Bancorp, Inc (New)	75
1,137,380		US Bancorp	49,362
25,040	*	Walker & Dunlop, Inc	670
13,956		Webster Financial Corp	552
3,652		WesBanco, Inc	124
5,233	e	Westamerica Bancorporation	265
50,433	*	Western Alliance Bancorp	1,703
953,946		Westpac Banking Corp	23,603
32,346		Wilshire Bancorp, Inc	408
1,110		Wintrust Financial Corp	59
37,356		Zions Bancorporation	1,185
		TOTAL BANKS	568,282

CAPITAL GOODS - 4.3%
331,997		3M Co	51,227
6,541		A.O. Smith Corp	471
75,930		Alfa Laval AB	1,336
1,796		American Science & Engineering, Inc	79
312,522		Ametek, Inc	17,120
4,886		Argan, Inc	197
381

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
56,219	*	ArvinMeritor, Inc	$738
368,000	e	Asahi Glass Co Ltd	2,209
131,172		Assa Abloy AB	2,469
150,411	*	Atlas Copco AB (A Shares)	4,208
178,547	*	Atlas Copco AB (B Shares)	4,448
102,199		Barnes Group, Inc	3,985
2,120	*	Beacon Roofing Supply, Inc	70
106,747		Bouygues S.A.	3,991
29,997		Briggs & Stratton Corp	578
116,374	*	Builders FirstSource, Inc	1,494
240,831		Bunzl plc	6,570
14,140	*	CAI International, Inc	291
313,517		Caterpillar, Inc	26,592
4,279	*	Chart Industries, Inc	153
769,054	e	CNH Industrial NV	7,018
10,768	*,e	Colfax Corp	497
313,257		Compagnie de Saint-Gobain	14,141
210,677		Cummins, Inc	27,639
46,600		Daikin Industries Ltd	3,350
471,896		Danaher Corp	40,390
207,052	e	Deere & Co	20,094
343,132		Eaton Corp	23,158
4,941		EMCOR Group, Inc	236
4,487		EnerSys	315
48,981	*,e	Enphase Energy, Inc	373
19,159	*	Esterline Technologies Corp	1,827
153,282	e	Fastenal Co	6,465
96,744		Ferrovial S.A.	2,102
6,133		Fluor Corp	325
41,392	*	Furmanite Corp	336
21,353		GEA Group AG.	953
21,302		Geberit AG.	7,102
64,204		Graco, Inc	4,560
20,413		H&E Equipment Services, Inc	408
62,217		Hexcel Corp	3,095
164,600		Hino Motors Ltd	2,035
83,600		Hitachi Construction Machinery Co Ltd	1,463
363,861		Illinois Tool Works, Inc	33,399
133,866		Ingersoll-Rand plc	9,025
500	*	Jacobs Engineering Group, Inc	20
92,000		Kawasaki Heavy Industries Ltd	429
1,161,870		Keppel Corp Ltd	7,082
17,365	*,e	KEYW Holding Corp	162
574,500		Komatsu Ltd	11,526
377,262		Koninklijke Philips Electronics NV	9,629
374,000		Kubota Corp	5,930
24,367		Legrand S.A.	1,371
24,514		Lincoln Electric Holdings, Inc	1,493
451,028		Masco Corp	12,029
121,857		Meggitt plc	892
1,101	*	Middleby Corp	124
728,700		Mitsubishi Corp	16,020
382

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
706,000		Mitsubishi Electric Corp	$9,116
6,490	*	MYR Group, Inc	201
83,000		NGK Insulators Ltd	2,136
89,279		Nordson Corp	6,954
86,000		NSK Ltd	1,326
152,609		Owens Corning, Inc	6,295
287,127		Paccar, Inc	18,322
3,296		Pall Corp	410
34,256		Parker Hannifin Corp	3,985
105,836		Pentair plc	7,276
127,194	*,e	Plug Power, Inc	312
43,401	*	Polypore International, Inc	2,599
165,288		Precision Castparts Corp	33,036
118,919	*	Quanta Services, Inc	3,427
94,188		Rexel S.A.	1,520
29,393		Rockwell Automation, Inc	3,663
95,860		Rockwell Collins, Inc	8,853
36,615		Roper Industries, Inc	6,315
9,907	*	Rush Enterprises, Inc (Class A)	260
236,880		Sandvik AB	2,619
246,514		Schneider Electric S.A.	17,068
84,000		Shimizu Corp	707
43,110		Skanska AB (B Shares)	874
42,500		SKF AB (B Shares)	970
148,101		Smiths Group plc	2,625
22,131		Sulzer AG.	2,276
483,600	*	Sumitomo Corp	5,629
5,435	e	TAL International Group, Inc	172
42,344		Tennant Co	2,767
18,487		Timken Co	676
8,405	*	Titan Machinery, Inc	124
70,700		Toyota Tsusho Corp	1,897
44,059		Travis Perkins plc	1,459
38,902	*	United Rentals, Inc	3,409
111,665	e	Vallourec	2,281
2,428	*	Veritiv Corp	88
47,030		Vestas Wind Systems AS	2,344
265,020		Vinci S.A.	15,381
508,805		Volvo AB (B Shares)	6,318
25,258	*	Wabash National Corp	317
33,218		Wartsila Oyj (B Shares)	1,556
121,923		Wolseley plc	7,775
20,710		Woodward Governor Co	1,139
		TOTAL CAPITAL GOODS	601,716

COMMERCIAL & PROFESSIONAL SERVICES - 0.5%
2,604		ABM Industries, Inc	86
52,489	e	Acacia Research (Acacia Technologies)	460
220,691	*	ACCO Brands Corp	1,715
12,234		Administaff, Inc	623
75,021		Aggreko plc	1,694
413,857		Brambles Ltd	3,376
383

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
70,920		Bureau Veritas S.A.	$1,635
344,932		Capita Group plc	6,702
10,978		CDI Corp	143
9,841		CEB, Inc	857
136,822		Civeo Corp	420
2,394	*	Copart, Inc	85
218,000		Dai Nippon Printing Co Ltd	2,249
24,020		Deluxe Corp	1,489
68,939		Dun & Bradstreet Corp	8,411
22,336		Equifax, Inc	2,169
2,000		Heidrick & Struggles International, Inc	52
6,421		HNI Corp	328
2,948	*	ICF International, Inc	103
9,308	*	IHS, Inc (Class A)	1,197
19,643		Interface, Inc	492
41,764		Intertek Group plc	1,606
4,335		Kelly Services, Inc (Class A)	67
5,113		Kforce, Inc	117
29,712		Manpower, Inc	2,656
11,581	*	Mistras Group, Inc	220
2,100		Mobile Mini, Inc	88
31,281	*	Navigant Consulting, Inc	465
1,000	*	On Assignment, Inc	39
109,843	e	R.R. Donnelley & Sons Co	1,915
8,726		Resources Connection, Inc	140
162,118		Robert Half International, Inc	8,998
16,303	*	RPX Corp	275
58,400		Secom Co Ltd	3,794
4,513		SGS S.A.	8,230
400		Societe BIC S.A.	64
1,544	*	SP Plus Corp	40
27,563		Tetra Tech, Inc	707
179,000		Toppan Printing Co Ltd	1,496
13,021		Viad Corp	353
16,675		Waste Management, Inc	773
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	66,329

CONSUMER DURABLES & APPAREL - 0.9%
145,431		Adidas-Salomon AG.	11,128
359,953		Barratt Developments plc	3,472
18,463	*	Black Diamond, Inc	171
97,324		Burberry Group plc	2,401
87,628		Callaway Golf Co	783
45,519		Christian Dior S.A.	8,911
1,447		CSS Industries, Inc	44
24,000		Electrolux AB (Series B)	752
21,476	e	Ethan Allen Interiors, Inc	566
23,400		Gildan Activewear, Inc	777
114,973	*	Kate Spade & Co	2,477
675,800		Matsushita Electric Industrial Co Ltd	9,256
437,883		Mattel, Inc	11,249
47,348	*	Meritage Homes Corp	2,230
384

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
9,802	*	Mohawk Industries, Inc	$1,871
20,763		Movado Group, Inc	564
469,105		Nike, Inc (Class B)	50,672
126,600	e	Nikon Corp	1,463
28,027		Pandora AS	3,007
50,000		Sekisui Chemical Co Ltd	614
96,000		Sekisui House Ltd	1,525
685,000	*,e	Sharp Corp	832
254,300	*	Sony Corp	7,221
13,139		Taylor Wimpey plc	38
27,906	*	Under Armour, Inc (Class A)	2,328
11,586	*	Unifi, Inc	388
39,656		VF Corp	2,766
453,500		Yue Yuen Industrial Holdings	1,517
		TOTAL CONSUMER DURABLES & APPAREL	129,023

CONSUMER SERVICES - 1.3%
113,891		Accor S.A.	5,764
2,589	*	Ascent Media Corp (Series A)	111
30,700		Benesse Corp	770
1,289		Bob Evans Farms, Inc	66
25,421		Brinker International, Inc	1,466
67,510		Choice Hotels International, Inc	3,662
91,310		Darden Restaurants, Inc	6,490
1,346		DineEquity, Inc	133
13,470		Domino’s Pizza, Inc	1,527
7,832	e	Dunkin Brands Group, Inc	431
156,776		InterContinental Hotels Group plc	6,321
10,177	*	Intrawest Resorts Holdings Inc	118
6,202		Marcus Corp	119
271,146		Marriott International, Inc (Class A)	20,171
605,511		McDonald’s Corp	57,566
444,431	*	MGM Resorts International	8,111
52,800		Oriental Land Co Ltd	3,368
10,604	*	Popeyes Louisiana Kitchen, Inc	636
33,974		Royal Caribbean Cruises Ltd	2,673
118,640	*	Ruby Tuesday, Inc	744
29,578		Sonic Corp	852
883,487		Starbucks Corp	47,368
89,319		Starwood Hotels & Resorts Worldwide, Inc	7,243
63,973		TUI AG. (DI)	1,035
40,772	*,e	Weight Watchers International, Inc	198
94,131		Whitbread plc	7,313
519,121		William Hill plc	3,288
		TOTAL CONSUMER SERVICES	187,544

DIVERSIFIED FINANCIALS - 3.4%
824,615		3i Group plc	6,691
682,984		Aberdeen Asset Management plc	4,332
55,600		AEON Financial Service Co Ltd	1,543
555,308		American Express Co	43,159
909,353		Bank of New York Mellon Corp	38,166
385

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
106,704		BlackRock, Inc	$36,917
1,106,606		Charles Schwab Corp	36,131
310,655		CME Group, Inc	28,910
1,362		Cohen & Steers, Inc	46
4,349	*	Credit Acceptance Corp	1,071
124,578		Deutsche Boerse AG.	10,319
570,464		Discover Financial Services	32,870
27,124		Eurazeo	1,802
130,529		Exor S.p.A.	6,235
501,831		Franklin Resources, Inc	24,605
24,115	*	Green Dot Corp	461
488,982		Hong Kong Exchanges and Clearing Ltd	17,229
35,894		Industrivarden AB	676
832,077		ING Groep NV	13,817
117,066		IntercontinentalExchange Group, Inc	26,177
507,177		Invesco Ltd	19,014
800,553		Investec plc	7,193
35,326		Investment Technology Group, Inc	876
61,166		Janus Capital Group, Inc	1,047
114,201		Kinnevik Investment AB (Series B)	3,612
62,663		Legg Mason, Inc	3,229
150,805		London Stock Exchange Group plc	5,610
409,300		Mitsubishi UFJ Lease & Finance Co Ltd	2,238
76,231		NASDAQ OMX Group, Inc	3,721
16,056		Nelnet, Inc (Class A)	695
442,750		Northern Trust Corp	33,853
22,527	*	PHH Corp	586
5,879	*	Pico Holdings, Inc	87
10,635	*	Safeguard Scientifics, Inc	207
103,323		Schroders plc	5,155
431,029		State Street Corp	33,189
209,897		T Rowe Price Group, Inc	16,315
3,000		TD Ameritrade Holding Corp	110
18,232	*,e	Walter Investment Management Corp	417
12,993		Wendel	1,597
104,555	e	WisdomTree Investments, Inc	2,297
		TOTAL DIVERSIFIED FINANCIALS	472,205

ENERGY - 4.3%
26,462	e	AltaGas Income Trust	806
78,694		AMEC plc	1,011
337,903		Apache Corp	19,473
47,113	*,e	Approach Resources, Inc	323
78,800	e	ARC Resources Ltd	1,350
17,093	e	Atwood Oceanics, Inc	452
263,533		Baker Hughes, Inc	16,260
1,223,945		BG Group plc	20,385
67,305	*	C&J Energy Services Ltd	888
85,409	*	Callon Petroleum Co	711
193,735		Caltex Australia Ltd	4,756
108,251	*	Cameron International Corp	5,669
5,527	e	CARBO Ceramics, Inc	230
386

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
679,786		Cenovus Energy, Inc (Toronto)	$10,869
253,266	*	Cheniere Energy, Inc	17,541
85,024		Cimarex Energy Co	9,379
100,978	*,e	Clean Energy Fuels Corp	568
78,612	*,e	Cloud Peak Energy, Inc	366
29,437	*	Concho Resources, Inc	3,352
22,745	*	Contango Oil & Gas Co	279
110,906	*,e	Continental Resources, Inc	4,701
131,304	e	Crescent Point Energy Corp	2,694
5,707		Delek Group Ltd	1,683
2,500		Delek US Holdings, Inc	92
503,489		Devon Energy Corp	29,953
385,778		Enbridge, Inc	18,041
337,231		EnCana Corp	3,718
2,011		Energen Corp	137
72,600	e	Enerplus Resources Fund	637
130,050		Ensco plc	2,896
443,741		EOG Resources, Inc	38,850
39,983		EQT Corp	3,252
223,153	e	EXCO Resources, Inc	263
317,912		Galp Energia SGPS S.A.	3,742
18,384	*,e	Geospace Technologies Corp	424
16,052		Green Plains Renewable Energy, Inc	442
320,684		Hess Corp	21,447
315,600		Inpex Holdings, Inc	3,582
201,413	*	ION Geophysical Corp	216
174,154	*	Key Energy Services, Inc	314
56,977	e	Keyera Corp	1,902
35,044		Koninklijke Vopak NV	1,772
540,270		Marathon Oil Corp	14,339
656,389		Marathon Petroleum Corp	34,336
21,626	*	Matrix Service Co	395
308,654	*,e	McDermott International, Inc	1,648
141,335	*	MEG Energy Corp	2,308
422,877		National Oilwell Varco, Inc	20,417
7,269	*	Natural Gas Services Group, Inc	166
174,129		Neste Oil Oyj	4,442
232,452		Noble Energy, Inc	9,921
26,358	*,e	Oasis Petroleum, Inc	418
526,318		Occidental Petroleum Corp	40,932
225,695		OMV AG.	6,213
153,232		Oneok, Inc	6,050
39,397	*	PDC Energy, Inc	2,113
177,259	e	Petrofac Ltd	2,579
474,923		Phillips 66	38,260
146,028		Pioneer Natural Resources Co	20,253
777,353		Repsol YPF S.A.	13,701
69,153	*,e	Rex Energy Corp	387
7,692	*	RigNet, Inc	235
894	*	SEACOR Holdings, Inc	63
792,399		Spectra Energy Corp	25,832
71,318		St. Mary Land & Exploration Co	3,289
387

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
647,766	*	Statoil ASA	$11,584
640,426		Suncor Energy, Inc	17,639
88,722		Superior Energy Services	1,867
23,162		Technip S.A.	1,435
389,996	e	Tenaris S.A.	5,260
16,079	e	Tesco Corp	175
7,916		Tesoro Corp	668
83,049	*	Tetra Technologies, Inc	530
736,977		Tullow Oil plc	3,939
36,311	*,e	Ultra Petroleum Corp	455
27,062	*	Unit Corp	734
8,180	e	US Silica Holdings Inc	240
407,740	*	Weatherford International Ltd	5,003
97,808		Western Refining, Inc	4,266
6,621	*	Westmoreland Coal Co	138
218,885	*	Whiting Petroleum Corp	7,355
451,724		Williams Cos, Inc	25,924
257,618		Woodside Petroleum Ltd	6,798
		TOTAL ENERGY	597,733

FOOD & STAPLES RETAILING - 0.8%
173,400		Aeon Co Ltd	2,460
179,256		Carrefour S.A.	5,760
41,075		Casino Guichard Perrachon S.A.	3,118
24,086		Colruyt S.A.	1,080
31,318		Delhaize Group	2,547
543,829	e	J Sainsbury plc	2,264
59,300		Jeronimo Martins SGPS S.A.	765
50,759		Koninklijke Ahold NV	953
367,535		Kroger Co	26,650
42,800	e	Loblaw Cos Ltd	2,162
68,666		Metro AG.	2,169
5,869	*,e	Natural Grocers by Vitamin C	144
156,100		Seven & I Holdings Co Ltd	6,701
9,498		Spartan Stores, Inc	309
764,752		Sysco Corp	27,607
2,938,974		Tesco plc	9,792
282,933		Wesfarmers Ltd	8,509
186,154		Whole Foods Market, Inc	7,342
516,189	e	WM Morrison Supermarkets plc	1,465
		TOTAL FOOD & STAPLES RETAILING	111,797

FOOD, BEVERAGE & TOBACCO - 2.4%
380,000		Ajinomoto Co, Inc	8,218
113,342		Aryzta AG.	5,577
295,091		Associated British Foods plc	13,297
28,068		Bunge Ltd	2,464
4,897		Calavo Growers, Inc	254
242,843	e	Campbell Soup Co	11,571
408,174		Coca-Cola Amatil Ltd	2,879
165,224		Coca-Cola HBC AG.	3,546
131,532		ConAgra Foods, Inc	5,751
388

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
19,775	*	Darling International, Inc	$290
12,632		Dr Pepper Snapple Group, Inc	921
14,539		Flowers Foods, Inc	308
673,189		General Mills, Inc	37,510
261,031		Groupe Danone	16,908
323,175		Kellogg Co	20,263
67,880		Kerry Group plc (Class A)	5,035
92,604	e	Keurig Green Mountain, Inc	7,096
112,000		Kikkoman Corp	3,497
360,087		Kraft Foods Group, Inc	30,658
1,165		Lindt & Spruengli AG.	6,162
76		Lindt & Spruengli AG. (Registered)	4,757
74,148		Mead Johnson Nutrition Co	6,690
1,076,808		Mondelez International, Inc	44,300
36,400		Nissin Food Products Co Ltd	1,595
152,793		Orkla ASA	1,199
724,866		PepsiCo, Inc	67,659
61,200		Suntory Beverage & Food Ltd	2,436
302,871		Tate & Lyle plc	2,472
25,700		Toyo Suisan Kaisha Ltd	936
535,910		Unilever NV	22,406
70,600		Yakult Honsha Co Ltd	4,182
		TOTAL FOOD, BEVERAGE & TOBACCO	340,837

HEALTH CARE EQUIPMENT & SERVICES - 2.1%
6,096	e	Abaxis, Inc	314
24,562	*	Acadia Healthcare Co, Inc	1,924
5,828		Aceto Corp	144
43,900		Alfresa Holdings Corp	683
8,037	*	Align Technology, Inc	504
63,764	*	Amedisys, Inc	2,533
284,270		AmerisourceBergen Corp	30,229
32,778	*	AMN Healthcare Services, Inc	1,035
14,038	*	Amsurg Corp	982
11,416	*	Angiodynamics, Inc	187
73,877		Anthem, Inc	12,126
14,016	*,e	athenahealth, Inc	1,606
5,674	*	AtriCure, Inc	140
244,455		Becton Dickinson & Co	34,627
20,897	*,e	Bio-Reference Labs, Inc	862
91,817	*,e	BioScrip, Inc	333
38,727	*	Brookdale Senior Living, Inc	1,344
14,321	*	Capital Senior Living Corp	351
372,923		Cardinal Health, Inc	31,195
35,428	*	Catamaran Corp (Toronto)	2,165
153,864	*	Centene Corp	12,371
180,058	*	Cerner Corp	12,435
123,596	*,e	Cerus Corp	641
4,495	e	Chemed Corp	589
243,702		Cigna Corp	39,480
83,264		Coloplast AS	5,461
1,249	e	Computer Programs & Systems, Inc	67
389

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
700	*	Cyberonics, Inc	$42
42,590	*	Edwards Lifesciences Corp	6,066
48,944		Essilor International S.A.	5,864
53,620	*	ExamWorks Group, Inc	2,097
6,176	*	Greatbatch, Inc	333
4,374	*	Haemonetics Corp	181
16,556	*	Hanger Orthopedic Group, Inc	388
197,615		Healthscope Ltd	414
5,292	*	HealthStream, Inc	161
36,493	*	Healthways, Inc	437
10,561	*,e	HMS Holdings Corp	181
178,823		Humana, Inc	34,205
62,766	*	Idexx Laboratories, Inc	4,026
61,900	*	Inverness Medical Innovations, Inc	3,265
8,608	*	IPC The Hospitalist Co, Inc	477
759	*	Laboratory Corp of America Holdings	92
2,517		Landauer, Inc	90
9,907	*	LDR Holding Corp	429
8,557	*	LHC Group, Inc	327
57,339	*	LifePoint Hospitals, Inc	4,986
1,730	*	MedAssets, Inc	38
1,474	*	Medidata Solutions, Inc	80
20,209	*	Merit Medical Systems, Inc	435
16,400		Miraca Holdings, Inc	819
45,548	*	Molina Healthcare, Inc	3,202
20,225	*	Natus Medical, Inc	861
21,367	*	NxStage Medical, Inc	305
10,655	*	Omnicell, Inc	402
63,605	*	OraSure Technologies, Inc	343
2,718		Owens & Minor, Inc	92
86,208		Patterson Cos, Inc	4,194
39,344	*	PharMerica Corp	1,310
8,903	*	Premier, Inc	342
9,566	*	Providence Service Corp	424
4,910		Quality Systems, Inc	81
8,907	*,e	Quidel Corp	204
115,257		Ramsay Health Care Ltd	5,460
94,571		Ryman Healthcare Ltd	508
78,658		Select Medical Holdings Corp	1,274
3,688	*	Sirona Dental Systems, Inc	370
19,881	*,e	Spectranetics Corp	457
44,483	*,e	Staar Surgical Co	430
7,473	*	Surgical Care Affiliates, Inc	287
39,900		Suzuken Co Ltd	1,277
96,200		Sysmex Corp	5,729
11,103	*	Tornier BV	278
32,868	*	Triple-S Management Corp (Class B)	843
25,547		Universal American Corp	259
6,339		US Physical Therapy, Inc	347
500	*	Varian Medical Systems, Inc	42
4,541	*	Vascular Solutions, Inc	158
4,049	*	VCA Antech, Inc	220
390

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
33,652	*	Vocera Communications, Inc	$385
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	289,845

HOUSEHOLD & PERSONAL PRODUCTS - 1.3%
9,680		Beiersdorf AG.	811
558,898		Colgate-Palmolive Co	36,557
66,367		Estee Lauder Cos (Class A)	5,751
8,354		Henkel KGaA	797
57,678		Henkel KGaA (Preference)	6,472
41,500		Kao Corp	1,930
25,448		Kimberly-Clark Corp	2,697
69,929		L’Oreal S.A.	12,512
29,646	*	Medifast, Inc	958
3,795		Nu Skin Enterprises, Inc (Class A)	179
1,051,491		Procter & Gamble Co	82,269
169,441		Reckitt Benckiser Group plc	14,612
14,496		Svenska Cellulosa AB (B Shares)	369
468,457		Unilever plc	20,115
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	186,029

INSURANCE - 3.3%
333,356		ACE Ltd	33,896
293,532		Aegon NV	2,166
536,910		Aflac, Inc	33,396
137,301		Allianz AG.	21,412
1,481,698		AMP Ltd	6,876
13,380		Arthur J. Gallagher & Co	633
79,754		Aspen Insurance Holdings Ltd	3,820
421,903		Assicurazioni Generali S.p.A.	7,604
401,597		Aviva plc	3,110
497,224		AXA S.A.	12,606
30,787		Axis Capital Holdings Ltd	1,643
669,087	*	Berkshire Hathaway, Inc (Class B)	91,070
286,403		Chubb Corp	27,248
180,593		CNP Assurances	3,023
43,494		Delta Lloyd NV	714
2,400		Employers Holdings, Inc	55
281,223		Hartford Financial Services Group, Inc	11,690
537,218		Insurance Australia Group Ltd	2,310
1,916		Kemper Corp	74
332,132		Marsh & McLennan Cos, Inc	18,832
69,883		Muenchener Rueckver AG.	12,390
2,849,807		Old Mutual plc	9,021
15,856		PartnerRe Ltd	2,037
235,312		Principal Financial Group	12,069
401,946		Progressive Corp	11,186
415,708		Prudential Financial, Inc	36,383
692,803		Prudential plc	16,696
6,942		Reinsurance Group of America, Inc (Class A)	659
12,747		RenaissanceRe Holdings Ltd	1,294
333,784		RSA Insurance Group plc	2,081
1,017,943		Standard Life plc	7,098
391

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
13,455		Stewart Information Services Corp	$535
181,844		Swiss Re Ltd	16,097
172,600		T&D Holdings, Inc	2,573
346,491		Travelers Cos, Inc	33,492
56,161		Zurich Financial Services AG.	17,097
		TOTAL INSURANCE	462,886

MATERIALS - 3.3%
59,658		Agnico-Eagle Mines Ltd	1,694
28,058	e	Agrium, Inc	2,974
96,984		Air Liquide	12,306
255,623		Air Products & Chemicals, Inc	34,977
23,600		Akzo Nobel NV	1,723
8,148		Albemarle Corp	450
4,437		Aptargroup, Inc	283
61,000		Asahi Kasei Corp	500
117,756		Avery Dennison Corp	7,176
63,073		Ball Corp	4,425
273,745		BASF SE	24,088
366,160		Boliden AB	6,675
8,161		Carpenter Technology Corp	316
44,916		Celanese Corp (Series A)	3,229
63,760	*,e	Century Aluminum Co	665
2,372	*	Clearwater Paper Corp	136
131,361		Commercial Metals Co	2,112
14,183		Compass Minerals International, Inc	1,165
157,703		CRH plc	4,446
9,286		Domtar Corp	384
5,941		DSM NV	345
36,695		Eastman Chemical Co	3,002
296,871		Ecolab, Inc	33,567
5,690	*	Ferro Corp	95
291,240		Fletcher Building Ltd	1,603
69,111	*,e	Flotek Industries, Inc	866
28,700	e	Franco-Nevada Corp	1,369
3,671		Givaudan S.A.	6,356
2,623		Globe Specialty Metals, Inc	46
65,302		H.B. Fuller Co	2,653
48,214		HeidelbergCement AG.	3,821
79,768		Holcim Ltd	5,886
4,713	*,e	Horsehead Holding Corp	55
23,190		Innophos Holdings, Inc	1,221
9,797		International Flavors & Fragrances, Inc	1,071
227,283		International Paper Co	10,816
148,000		JFE Holdings, Inc	3,279
21,680		Johnson Matthey plc	1,034
88,214		K&S AG.	3,720
659,538	*	Kinross Gold Corp	1,537
643,000		Kobe Steel Ltd	1,082
7,764	*	Kraton Polymers LLC	185
58,000		Kuraray Co Ltd	708
15,164		Lafarge S.A.	1,003
392

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
80,490		Linde AG.	$15,254
173,029	*	Louisiana-Pacific Corp	2,947
355,226		LyondellBasell Industries AF S.C.A	36,773
212,757		MeadWestvaco Corp	10,040
38,519		Minerals Technologies, Inc	2,624
1,828,000		Mitsubishi Materials Corp	7,019
120,960		Mitsui Chemicals, Inc	449
113,537		Mosaic Co	5,319
9,891		Myers Industries, Inc	188
2,220		Neenah Paper, Inc	131
542,915	*	Newcrest Mining Ltd	5,467
4,613,000		Nippon Steel Corp	11,961
20,600		Nitto Denko Corp	1,692
1,086,086		Norsk Hydro ASA	4,558
547,130		Nucor Corp	24,112
11,843		PolyOne Corp	464
232,106		Potash Corp of Saskatchewan	7,188
291,051		Praxair, Inc	34,795
1,380		Quaker Chemical Corp	123
8,303		Reliance Steel & Aluminum Co	502
26,269	*	Resolute Forest Products	296
18,745		Rexam plc	163
13,246		Rock-Tenn Co (Class A)	797
96,898		Royal Gold, Inc	5,968
6,424	*	RTI International Metals, Inc	202
19,955		Schnitzer Steel Industries, Inc (Class A)	349
18,931		Sealed Air Corp	973
52,038		Sherwin-Williams Co	14,311
82,300		Shin-Etsu Chemical Co Ltd	5,103
167,915		Sigma-Aldrich Corp	23,399
240,448		Silver Wheaton Corp	4,168
1,200		Stepan Co	65
74,982	*	Stillwater Mining Co	869
334,517		Stora Enso Oyj (R Shares)	3,447
360,000		Sumitomo Chemical Co Ltd	2,163
642,000		Sumitomo Metal Mining Co Ltd	9,764
494,318		Teck Cominco Ltd	4,900
305,000		Toray Industries, Inc	2,578
117,300		Toyo Seikan Kaisha Ltd	1,882
18,379		Umicore	873
315,601		UPM-Kymmene Oyj	5,585
60,125		Valspar Corp	4,919
4,790		Wausau Paper Corp	44
90,733	*	Worthington Industries, Inc	2,727
		TOTAL MATERIALS	462,195

MEDIA - 1.9%
12,985		Axel Springer AG.	682
11,440	*,e	Charter Communications, Inc	1,959
19,805		Cinemark Holdings, Inc	796
103,369		Clear Channel Outdoor Holdings, Inc (Class A)	1,047
317,815	*	DIRECTV	29,490
393

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
201,533	*,e	Discovery Communications, Inc (Class A)	$6,703
428,278	*	Discovery Communications, Inc (Class C)	13,311
52,293	*,e	DreamWorks Animation SKG, Inc (Class A)	1,379
11,620	*	Entercom Communications Corp (Class A)	133
60,431		Entravision Communications Corp (Class A)	497
54,829	*	Gray Television, Inc	860
337,940		ITV plc	1,398
1,900	e	JC Decaux S.A.	79
10,069		John Wiley & Sons, Inc (Class A)	547
1,742	*	Kabel Deutschland Holding AG.	233
15,813		Lagardere S.C.A.	463
3,918	*	Liberty Broadband Corp (Class A)	200
346,663	*	Liberty Global plc	17,552
119,297	*	Liberty Global plc (Class A)	6,450
87,883	*,e	Media General, Inc	1,452
177,989	e	New York Times Co (Class A)	2,430
642,406		Pearson plc	12,164
41,594		ProSiebenSat. Media AG.	2,054
246,842		Reed Elsevier plc	4,011
1,550		Scholastic Corp	68
70,790	*	Shaw Communications, Inc (B Shares)	1,542
60,413	e	Sinclair Broadcast Group, Inc (Class A)	1,686
1,067,000	e	Singapore Press Holdings Ltd	3,231
223,838		Time Warner Cable, Inc	39,881
563,751		Time Warner, Inc	49,278
143,376	e	Vivendi Universal S.A.	3,636
438,953		Walt Disney Co	50,102
37,566		Wolters Kluwer NV	1,118
697,946		WPP plc	15,666
		TOTAL MEDIA	272,098

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.8%
72,318	*	Acadia Pharmaceuticals, Inc	3,029
1,969	*	Acorda Therapeutics, Inc	66
61,588		Actelion Ltd	9,020
68,836	*,e	Affymetrix, Inc	752
375,014		Agilent Technologies, Inc	14,468
101,464	*,e	Akorn, Inc	4,430
167,083	*	Alexion Pharmaceuticals, Inc	30,204
364,083		Amgen, Inc	55,894
58,629	*	Aratana Therapeutics, Inc	886
921,300		Astellas Pharma, Inc	13,125
127,590	*	Biogen Idec, Inc	51,539
41,042	*	BioMarin Pharmaceuticals, Inc	5,614
42,487	*,e	Bluebird Bio, Inc	7,154
833,571		Bristol-Myers Squibb Co	55,466
40,459	*	Cambrex Corp	1,778
41,226	*	Cempra, Inc	1,417
57,720	*	Cepheid, Inc	3,530
83,700		Chugai Pharmaceutical Co Ltd	2,887
119,600	e	Dainippon Sumitomo Pharma Co Ltd	1,318
77,465	*,e	Depomed, Inc	1,662
394

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
49,400		Eisai Co Ltd	$3,312
19,212	*,e	Endocyte, Inc	100
15,784	*,e	Fluidigm Corp	382
601,374		Gilead Sciences, Inc	70,409
1,330,835		GlaxoSmithKline plc	27,671
4,270	*	Immunogen, Inc	61
121,343	*,e	Immunomedics, Inc	493
43,151	*,e	Inovio Pharmaceuticals, Inc	352
20,501	*,e	Intra-Cellular Therapies, Inc	655
13,244	*	Ironwood Pharmaceuticals, Inc	160
984,593		Johnson & Johnson	95,958
26,067		Lonza Group AG.	3,484
318,758	*,e	MannKind Corp	1,814
1,188,407		Merck & Co, Inc	67,656
105,482		Merck KGaA	10,515
2,234	*	Mettler-Toledo International, Inc	763
55,593	*,e	MiMedx Group, Inc	644
37,564	*	Momenta Pharmaceuticals, Inc	857
170,288	*,e	Nektar Therapeutics	2,130
495,737		Novartis AG.	48,761
519,062		Novo Nordisk AS	28,483
200,087	*,e	Opko Health, Inc	3,217
132,711	*,e	Orexigen Therapeutics, Inc	657
33,056		Orion Oyj (Class B)	1,158
12,565	*	PerkinElmer, Inc	661
48,719	*	Prestige Brands Holdings, Inc	2,253
13,680	*,e	Prothena Corp plc	721
32,921	*	Qiagen NV	809
24,220	*	Relypsa, Inc	801
18,718	*	Repligen Corp	772
156,521		Roche Holding AG.	43,887
90,249	*,e	Sangamo Biosciences, Inc	1,001
53,643	*,e	Sarepta Therapeutics, Inc	1,632
23,626	*,e	Sucampo Pharmaceuticals, Inc (Class A)	388
262,600		Takeda Pharmaceutical Co Ltd	12,675
24,822	*	Tetraphase Pharmaceuticals, Inc	1,178
309,620		Thermo Electron Corp	40,176
89,840	*	Valeant Pharmaceuticals International, Inc	19,929
167,998	*	Vertex Pharmaceuticals, Inc	20,744
226,496	*,e	Vivus, Inc	535
23,146	*	Waters Corp	2,971
161,895	*	Xenoport, Inc	992
8,246	*,e	Zafgen, Inc	286
646,891		Zoetis Inc	31,193
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	817,535

REAL ESTATE - 2.5%
92,800		Aeon Mall Co Ltd	1,738
18,316	*,e	Altisource Portfolio Solutions S.A.	564
19,852		American Campus Communities, Inc	748
388,023		American Tower Corp	36,199
1,276,359		Annaly Capital Management, Inc	11,730
395

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
1,000		AvalonBay Communities, Inc	$160
120,047		Boston Properties, Inc	14,531
248,240		British Land Co plc	3,092
2,183,300		CapitaLand Ltd	5,670
3,498,000		CapitaMall Trust	5,580
180,729	*	CBRE Group, Inc	6,687
256,100		City Developments Ltd	1,858
16,426	e	Coresite Realty	746
357,255		Crown Castle International Corp	28,688
207,000		Daiwa House Industry Co Ltd	4,823
366,699		Dexus Property Group	2,063
5,728		Digital Realty Trust, Inc	382
22,121		Douglas Emmett, Inc	596
165,551		Duke Realty Corp	3,074
218,281		Equity Residential	15,317
258,448		First Industrial Realty Trust, Inc	4,841
2,732	*	Forest City Enterprises, Inc (Class A)	60
19,236		Gecina S.A.	2,371
375,888	e	GPT Group (ASE)	1,239
125,316		Hammerson plc	1,211
533,654		HCP, Inc	19,462
215,918		Health Care REIT, Inc	14,171
12,227		Healthcare Realty Trust, Inc	284
736,502		Host Marriott Corp	14,605
121,000		Hysan Development Co Ltd	524
8,195		Icade	586
16,556		Invesco Mortgage Capital, Inc	237
131,455		Iron Mountain, Inc	4,075
291,636		Land Securities Group plc	5,515
135,988		Lend Lease Corp Ltd	1,572
604,392		Liberty International plc	2,920
30,182		Liberty Property Trust	973
54,403		Macerich Co	4,058
164,281	e	Macquarie Goodman Group	793
24,518		Mid-America Apartment Communities, Inc	1,785
727,767		Mirvac Group	1,037
520,810		Mitsui Fudosan Co Ltd	14,574
82,100		Nomura Real Estate Holdings, Inc	1,723
514,236		Prologis, Inc	19,078
56,247		Ryman Hospitality Properties	2,987
569,312		Segro plc	3,627
149,100		Shoei Co Ltd	1,321
227,843		Simon Property Group, Inc	39,421
1,106,767	e	Stockland Trust Group	3,495
426,000		Swire Pacific Ltd (Class A)	5,349
738,600		Swire Properties Ltd	2,356
59,122		Unibail-Rodamco	15,017
96,747		Ventas, Inc	6,007
142,947		Vornado Realty Trust	13,570
		TOTAL REAL ESTATE	355,090
396

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
RETAILING - 1.9%
32,407	*	1-800-FLOWERS.COM, Inc (Class A)	$339
252,808	e	American Eagle Outfitters, Inc	4,353
32,439	*	Ann Taylor Stores Corp	1,566
39,356	*	AutoZone, Inc	26,246
200,028	*	Bed Bath & Beyond, Inc	13,798
132,772		Best Buy Co, Inc	4,330
15,842		Big 5 Sporting Goods Corp	225
6,344	*	Blue Nile, Inc	193
7,961	*,e	Cabela’s, Inc	398
7,000		Canadian Tire Corp Ltd	749
81,708	*	Carmax, Inc	5,410
38,019		DSW, Inc (Class A)	1,269
12,500		Fast Retailing Co Ltd	5,668
36,865		Finish Line, Inc (Class A)	1,026
25,233	*	Francesca’s Holdings Corp	340
308,360		Gap, Inc	11,770
23,293		GNC Holdings, Inc	1,036
444,913	*,e	Groupon, Inc	2,238
8,583		Haverty Furniture Cos, Inc	186
177,160		Hennes & Mauritz AB (B Shares)	6,819
26,410		HSN, Inc	1,854
500,879		Inditex S.A.	16,337
71,700	e	Jardine Cycle & Carriage Ltd	1,760
1,045,865		Kingfisher plc	5,705
6,985		Kirkland’s, Inc	195
234,875		Kohl’s Corp	14,705
11,065	*,e	Lands’ End, Inc	275
4,707,620		Li & Fung Ltd	3,732
687,555		Lowe’s Companies, Inc	46,046
32,219	*	MarineMax, Inc	757
326,489		Marks & Spencer Group plc	2,754
56,089	*	NetFlix, Inc	36,847
6,625		Next plc	775
66,728		Nordstrom, Inc	4,971
16,551		Nutri/System, Inc	412
484,272	*	Office Depot, Inc	4,194
144,728	*,e	Orbitz Worldwide, Inc	1,653
8,683	e	Outerwall, Inc	661
5,676	*	Overstock.com, Inc	128
8,590	e	PetMed Express, Inc	148
35,119	e	Pier 1 Imports, Inc	444
62,462		PPR	11,167
201,158		Ross Stores, Inc	9,778
48,657	*	Shutterfly, Inc	2,326
107,654	*	Sports Direct International plc	1,214
32,052	e	Stage Stores, Inc	562
567,973		Staples, Inc	8,696
3,300		Stein Mart, Inc	35
16,714		Tiffany & Co	1,534
16,438	*	Tile Shop Holdings, Inc	233
90,600	e	Yamada Denki Co Ltd	362
		TOTAL RETAILING	268,219
397

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.2%
66,931	*,e	Advanced Micro Devices, Inc	$161
1,562,488		Applied Materials, Inc	30,031
100,133		ASML Holding NV	10,416
15,582	*	Cirrus Logic, Inc	530
2,055,022		Intel Corp	62,503
21,682		Lam Research Corp	1,764
541,931	*	ON Semiconductor Corp	6,335
140,949		Skyworks Solutions, Inc	14,673
70,690	*,e	SunPower Corp	2,008
40,230		Teradyne, Inc	776
763,326		Texas Instruments, Inc	39,319
100,700		Tokyo Electron Ltd	6,400
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	174,916

SOFTWARE & SERVICES - 5.0%
437,894		Accenture plc	42,379
14,474	*	Actua Corp	206
466,940	*	Adobe Systems, Inc	37,827
24,648		Amadeus IT Holding S.A.	984
93,465	*,e	Angie’s List, Inc	576
1,856	*	Aspen Technology, Inc	85
48,677		Atos Origin S.A.	3,637
201,046	*	Autodesk, Inc	10,067
17,477		Automatic Data Processing, Inc	1,402
128,405		Broadridge Financial Solutions, Inc	6,422
408,602		CA, Inc	11,968
24,502	*,e	Cadence Design Systems, Inc	482
37,120		Cap Gemini S.A.	3,293
24,400	*	CGI Group, Inc	954
10,643	*,e	Cimpress NV	896
581,569	*	Cognizant Technology Solutions Corp (Class A)	35,528
25,827	*	comScore, Inc	1,376
20,058		Convergys Corp	511
29,547	*	DHI Group, Inc	263
12,548	*	Ellie Mae, Inc	876
19,931	*	EnerNOC, Inc	193
33,100		Equinix, Inc	8,407
6,214		Factset Research Systems, Inc	1,010
5,718		Fair Isaac Corp	519
9,572	*	FleetCor Technologies, Inc	1,494
30,365	*	Fortinet, Inc	1,255
1,236,000		Fujitsu Ltd	6,906
156,154	*,e	Glu Mobile, Inc	970
131,737	*	Google, Inc	68,570
122,772	*	Google, Inc (Class A)	66,302
50,701	*	HomeAway, Inc	1,578
8,867	*	Infoblox, Inc	232
91,530	*	Informatica Corp	4,436
4,096	*	Internap Network Services Corp	38
394,226		International Business Machines Corp	64,125
398

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
327,991		Intuit, Inc	$33,052
16,036		j2 Global, Inc	1,090
63,892	*,e	Liquidity Services, Inc	615
35,444	*,e	Marketo, Inc	995
489,160		Mastercard, Inc (Class A)	45,727
1,000		MAXIMUS, Inc	66
22,887	e	Mercadolibre, Inc	3,243
204,058	*,e	Monster Worldwide, Inc	1,335
3,035	*,e	NetSuite, Inc	278
19,743	*,e	NeuStar, Inc (Class A)	577
20,400		NTT Data Corp	891
29,948		Open Text Corp	1,216
1,446,765		Oracle Corp	58,304
3,241	*	Perficient, Inc	62
18,092	*	PROS Holdings, Inc	382
22,828	*,e	Qualys, Inc	921
159,339	*	Rackspace Hosting, Inc	5,926
53,489	*	Rally Software Development Corp	1,040
7,887	*,e	Rovi Corp	126
523,657	*	Salesforce.com, Inc	36,462
317,184		SAP AG.	22,227
215,673	*	ServiceSource International LLC	1,180
5,854	*	SolarWinds, Inc	270
5,855	*	SPS Commerce, Inc	385
18,424	*	Stamps.com, Inc	1,355
880,753		Symantec Corp	20,478
12,936	*	Syntel, Inc	614
4,529	*	Tangoe, Inc	57
20,999	*,e	Teradata Corp	777
6,527	*	Ultimate Software Group, Inc	1,073
45,368	*	Unisys Corp	907
37,999	*,e	Vasco Data Security International	1,147
16,845	*	Website Pros, Inc	408
56,575	*	Workday, Inc	4,322
2,221,643		Xerox Corp	23,638
15,775	*,e	Xoom Corp	332
937,574	*	Yahoo!, Inc	36,837
		TOTAL SOFTWARE & SERVICES	694,082

TECHNOLOGY HARDWARE & EQUIPMENT - 2.3%
8,103		Adtran, Inc	132
4,234		Belden CDT, Inc	344
2,571	*	Benchmark Electronics, Inc	56
11,711		Black Box Corp	234
24,131	*	Calix Networks, Inc	184
2,233,432		Cisco Systems, Inc	61,330
53,700		Citizen Watch Co Ltd	375
9,600		Cognex Corp	462
909	*	Coherent, Inc	58
4,145		Comtech Telecommunications Corp	120
797,190		Corning, Inc	15,729
80,260	*	Cray, Inc	2,368
399

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
1,318	*	Electronics for Imaging, Inc	$57
1,480,494		EMC Corp	39,070
7,100	*	FARO Technologies, Inc	332
1,358		FEI Co	113
103,068	*,e	Finisar Corp	1,842
1,305,510		Hewlett-Packard Co	39,178
59,600	*	Ibiden Co Ltd	1,008
218,893	*	Ingram Micro, Inc (Class A)	5,479
11,659	*	Insight Enterprises, Inc	349
7,090		InterDigital, Inc	403
30,066	*	IPG Photonics Corp	2,561
1,920	*	Itron, Inc	66
41,052		Jabil Circuit, Inc	874
13,400		Keyence Corp	7,222
242,000		Konica Minolta Holdings, Inc	2,820
244,700		Kyocera Corp	12,723
79,342		Lexmark International, Inc (Class A)	3,507
195,721		Motorola, Inc	11,223
60,500		Murata Manufacturing Co Ltd	10,558
2,100		National Instruments Corp	62
908,000		NEC Corp	2,748
21,264	*	Netgear, Inc	638
78,200		Omron Corp	3,397
500	*	OSI Systems, Inc	35
1,774		Plantronics, Inc	100
1,420	*	Plexus Corp	62
91,379	*	QLogic Corp	1,297
839,623		Qualcomm, Inc	52,585
224,801	*	Quantum Corp	378
23,440	*	RealD, Inc	289
583,400		Ricoh Co Ltd	6,043
2,500	*	Rofin-Sinar Technologies, Inc	69
177,921		SanDisk Corp	10,359
5,855	*	Scansource, Inc	223
191,106	e	Seagate Technology, Inc	9,077
52,775	*,e	Silicon Graphics International Corp	341
55,993	*	Sonus Networks, Inc	387
67,932	*	Super Micro Computer, Inc	2,009
1,417		SYNNEX Corp	104
16,200		TDK Corp	1,240
21,664	*	Tech Data Corp	1,247
13,773	*	TTM Technologies, Inc	138
10,708	*,e	Universal Display Corp	554
132,900		Yokogawa Electric Corp	1,712
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	315,871

TELECOMMUNICATION SERVICES - 1.6%
49,569	*	Boingo Wireless, Inc	409
2,781,031		BT Group plc	19,693
729,524		CenturyTel, Inc	21,433
252,930	*	Cincinnati Bell, Inc	966
2,650		Consolidated Communications Holdings, Inc	56
400

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
7,683	*	General Communication, Inc (Class A)	$131
11,301		IDT Corp (Class B)	204
106,269	*,e	Iridium Communications, Inc	966
533,100		KDDI Corp	12,865
56,905	*	Level 3 Communications, Inc	2,997
344,400		Nippon Telegraph & Telephone Corp	12,473
591,100		NTT DoCoMo, Inc	11,348
9,470	*	Premiere Global Services, Inc	97
117,820	e	Rogers Communications, Inc (Class B)	4,179
2,547,000		Singapore Telecommunications Ltd	7,949
1,729,310	*,e	Sprint Corp	7,886
21,558		Swisscom AG.	12,082
1,462,398		TeliaSonera AB	8,619
20,600		TELUS Corp	710
1,616,280		Verizon Communications, Inc	75,335
7,445,622		Vodafone Group plc	27,161
240,525	*	Vonage Holdings Corp	1,181
		TOTAL TELECOMMUNICATION SERVICES	228,740

TRANSPORTATION - 1.6%
231,777		Abertis Infraestructuras S.A. (Continuous)	3,806
773		Allegiant Travel Co	137
4,146		Arkansas Best Corp	132
485,202		Auckland International Airport Ltd	1,624
104,766		Autostrade S.p.A.	2,589
112,409	*	Avis Budget Group, Inc	4,955
300,633		Canadian National Railway Co	17,345
44,500		Central Japan Railway Co	8,030
1,009,480		CSX Corp	32,960
89,280		Delta Air Lines, Inc	3,668
190,773		Deutsche Lufthansa AG.	2,461
469,533		Deutsche Post AG.	13,719
82,600		East Japan Railway Co	7,426
25,662	*,e	Echo Global Logistics, Inc	838
5		Expeditors International of Washington, Inc	0	^
5,413		Fraport AG. Frankfurt Airport Services Worldwide	340
11,986		Kuehne & Nagel International AG.	1,592
103,000		Mitsui OSK Lines Ltd	330
1,984,425		MTR Corp	9,233
276,500		Singapore Airlines Ltd	2,201
879,604		Southwest Airlines Co	29,106
228,000		Tokyu Corp	1,526
421,436		Union Pacific Corp	40,192
445,753		United Parcel Service, Inc (Class B)	43,198
		TOTAL TRANSPORTATION	227,408

UTILITIES - 2.1%
35,914		AGL Energy Ltd	430
13,544		American Water Works Co, Inc	659
9,215		Atco Ltd	291
19,285		Canadian Utilities Ltd	555
223,054		Centerpoint Energy, Inc	4,245
401

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
861		Chesapeake Utilities Corp	$46
1,307,000		CLP Holdings Ltd	11,108
378,923		Consolidated Edison, Inc	21,932
538,412		Duke Energy Corp	38,023
1,309,965	e	Enel Green Power S.p.A	2,561
685,309		Energias de Portugal S.A.	2,611
334,247		Eversource Energy	15,178
4,444,579		Hong Kong & China Gas Ltd	9,313
2,507,885		Iberdrola S.A.	16,932
91,144		MGE Energy, Inc	3,530
1,439,873		National Grid plc	18,532
22,560		New Jersey Resources Corp	622
376,921		NextEra Energy, Inc	36,950
420,114		NiSource, Inc	19,153
1,420	e	Ormat Technologies, Inc	54
51,000		Osaka Gas Co Ltd	201
642,731		Pepco Holdings, Inc	17,315
186,727		Piedmont Natural Gas Co, Inc	6,593
31,789		Public Service Enterprise Group, Inc	1,249
557,547		Scottish & Southern Energy plc	13,456
253,916		Sempra Energy	25,122
1,594,168		Snam Rete Gas S.p.A.	7,587
88,556		South Jersey Industries, Inc	2,190
50,626		Suez Environnement S.A.	945
90,839		TECO Energy, Inc	1,604
458,790		Tokyo Gas Co Ltd	2,436
1,494		Unitil Corp	49
55,518	*,e	WEC Energy Group, Inc	2,497
27,296		WGL Holdings, Inc	1,482
107,597		Xcel Energy, Inc	3,462
		TOTAL UTILITIES	288,913
		TOTAL COMMON STOCKS	8,379,177
		(Cost $6,065,831)

PREFERRED STOCKS - 0.1%
BANKS - 0.1%
233,115	*,e	Federal Home Loan Mortgage Corp	874
740,991	*	Federal National Mortgage Association	2,779
14,500	*,e	M&T Bank Corp	14,645
		TOTAL BANKS	18,298
		TOTAL PREFERRED STOCKS	18,298
		(Cost $38,865)

RIGHTS / WARRANTS - 0.0%
AUTOMOBILES & COMPONENTS - 0.0%

6,544	m	Jardine Cycle & Carriage Ltd	34
		TOTAL AUTOMOBILES & COMPONENTS	34

ENERGY - 0.0%
614,469		Repsol S.A.	318
		TOTAL ENERGY	318
402

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY			VALUE (000)
HEALTH CARE EQUIPMENT & SERVICES - 0.0%
267		BioScrip, Inc			$0
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			0

		TOTAL RIGHTS / WARRANTS			352
		(Cost $337)

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE

SHORT-TERM INVESTMENTS - 7.7%
GOVERNMENT AGENCY DEBT - 2.3%
$36,000,000	w	Federal Home Loan Bank (FHLB)	0.040%	07/01/15	36,000
28,200,000	w	FHLB	0.042	07/06/15	28,200
29,700,000	w	FHLB	0.070-0.090	07/24/15	29,700
18,000,000	w	FHLB	0.055-0.090	07/29/15	18,000
30,000,000	w	FHLB	0.070	08/12/15	29,998
50,000,000		FHLB	0.050	08/17/15	49,997
36,000,000	w	FHLB	0.090	08/21/15	35,998
9,000,000		FHLB	0.063	08/26/15	8,999
47,000,000	w	FHLB	0.085	09/09/15	46,995
20,000,000	w	Federal National Mortgage Association (FNMA)	0.135	11/25/15	19,991
13,470,000	w	FNMA	0.140	12/01/15	13,463
		TOTAL GOVERNMENT AGENCY DEBT			317,341

TREASURY DEBT - 2.5%
5,100,000	w	United States Treasury Bill	0.082	08/27/15	5,100
2,000,000	w	United States Treasury Bill	0.071	09/10/15	2,000
57,900,000	w	United States Treasury Bill	0.095	09/24/15	57,900
86,000,000	w	United States Treasury Bill	0.091-0.100	10/15/15	85,996
56,000,000	w	United States Treasury Bill	0.079-0.140	11/12/15	55,992
10,000,000	w	United States Treasury Bill	0.080	12/03/15	9,998
92,000,000	w	United States Treasury Bill	0.080-0.150	12/10/15	91,979
48,000,000	w	United States Treasury Bill	0.140	01/07/16	47,982
		TOTAL TREASURY DEBT			356,947

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.9%
GOVERNMENT AGENCY DEBT- 2.9%
74,500,000		Federal Home Loan Bank (FHLB)	0.070-0.075	07/08/15	74,499
50,000,000		FHLB	0.080	07/17/15	49,998
12,358,000		FHLB	0.050	07/23/15	12,358
117,000,000		FHLB	0.050-0.075	07/24/15	116,994
24,000,000		FHLB	0.060	08/07/15	23,999
50,000,000		FHLB	0.070	08/12/15	49,996
30,000,000		FHLB	0.060	08/28/15	29,997
24,000,000		FHLB	0.080	09/09/15	23,996
20,000,000		FHLB	0.105	10/14/15	19,994
13,000,000		FHLB	0.145	11/25/15	12,992
		TOTAL GOVERNMENT AGENCY DEBT			414,823

403

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

VALUE (000)
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED	$414,823

TOTAL SHORT-TERM INVESTMENTS	1,089,111
(Cost $1,088,999)
TOTAL INVESTMENTS - 106.7%	15,008,523
(Cost $12,678,335)
OTHER ASSETS & LIABILITIES, NET - (6.7)%	(945,474)
NET ASSETS - 100.0%	$14,063,049

Abbreviation(s):
REIT	Real Estate Investment Trust

*	Non-income producing
^	Amount represents less than $1,000.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $431,226,000.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 6/30/15, the aggregate value of these securities was $673,726,000, or 4.8% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
j	Zero coupon
m	Indicates a security that has been deemed illiquid.
w	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on mortgage dollar rolls.

Cost amounts are in thousands.
404

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

COLLEGE RETIREMENT EQUITIES FUND
MONEY MARKET ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2015

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
SHORT-TERM INVESTMENTS - 99.9%

ASSET BACKED - 0.2%
$20,218,491		Honda Auto Receivables Owner Trust	0.240%	02/16/16	$20,218
		TOTAL ASSET BACKED			20,218

CERTIFICATE OF DEPOSIT - 3.7%
36,000,000		Banco Del Estado De Chile	0.210	07/08/15	36,000
25,000,000		Banco Del Estado De Chile	0.210	07/14/15	25,000
50,000,000		Banco Del Estado De Chile	0.210	07/20/15	50,000
25,000,000		Banco Del Estado De Chile	0.210	08/21/15	25,000
30,000,000		Banco Del Estado De Chile	0.230	09/16/15	30,000
22,000,000		Banco Del Estado De Chile	0.230	09/17/15	22,000
25,000,000		Canadian Imperial Bank of Commerce	0.150	08/11/15	25,000
50,000,000		Korea Development Bank	0.180	07/21/15	50,000
28,630,000		Oversea-Chinese Banking Corp Ltd	0.200	08/18/15	28,630
30,000,000		Svenska Handelsbanken AB	0.205	08/25/15	30,000
50,000,000		Toronto-Dominion Bank	0.160	07/23/15	50,000
50,000,000		Toronto-Dominion Bank	0.220	10/05/15	50,000
		TOTAL CERTIFICATE OF DEPOSIT			421,630

COMMERCIAL PAPER - 42.3%
37,590,000		American Honda Finance Corp	0.120-0.125	07/07/15	37,589
30,000,000		American Honda Finance Corp	0.150	07/22/15	29,997
20,000,000	y	Apple, Inc	0.100	07/07/15	20,000
25,000,000	y	Apple, Inc	0.100	07/10/15	24,999
44,100,000	y	Apple, Inc	0.105-0.110	07/16/15	44,098
35,950,000	y	Apple, Inc	0.115	08/05/15	35,946
45,000,000	y	Australia & New Zealand Banking Group Ltd	0.150	07/30/15	44,995
13,000,000	y	Australia & New Zealand Banking Group Ltd	0.360	12/17/15	12,978
25,000,000	y	Bank of Nova Scotia	0.290	10/20/15	24,978
43,100,000		Bank of Tokyo-Mitsubishi UFJ Ltd	0.100-0.150	07/01/15	43,100
25,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd	0.100	07/02/15	25,000
20,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd	0.165	07/10/15	19,999
15,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd	0.130	07/16/15	14,999
39,590,000	y	Bedford Row Funding Corp	0.140-0.260	08/03/15	39,581
12,435,000	y	Chevron Corp	0.090	07/14/15	12,435
20,000,000	y	Chevron Corp	0.100	08/10/15	19,998
26,440,000	y	Chevron Corp	0.100	09/16/15	26,434
4,400,000	y	Ciesco LLC	0.200	08/06/15	4,399
44,430,000	y	Ciesco LLC	0.200-0.210	09/14/15	44,411
14,390,000	y	Ciesco LLC	0.410	12/16/15	14,362
20,605,000	y	Coca-Cola Co	0.110	07/09/15	20,604
16,385,000	y	Coca-Cola Co	0.110	07/10/15	16,385
20,590,000	y	Coca-Cola Co	0.100-0.110	08/21/15	20,587
53,000,000	y	Commonwealth Bank of Australia	0.155-0.160	08/10/15	52,991
35,000,000	y	Commonwealth Bank of Australia	0.160-0.165	08/17/15	34,992
37,820,000	y	Commonwealth Bank of Australia	0.165	08/18/15	37,812
405

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$3,600,000	y	Commonwealth Bank of Australia	0.170%	08/19/15	$3,599
11,000,000	y	Commonwealth Bank of Australia	0.175	08/28/15	10,997
33,720,000	y	Commonwealth Bank of Australia	0.240-0.245	10/02/15	33,699
50,000,000	y	DBS Bank Ltd	0.150	07/13/15	49,997
30,000,000	y	DBS Bank Ltd	0.155	07/17/15	29,998
25,000,000	y	DBS Bank Ltd	0.170	08/04/15	24,996
20,000,000	y	DBS Bank Ltd	0.165	08/10/15	19,996
30,000,000	y	DBS Bank Ltd	0.180	08/19/15	29,993
16,220,000	y	DBS Bank Ltd	0.190-0.210	08/21/15	16,216
20,000,000	y	DBS Bank Ltd	0.190	08/25/15	19,994
11,885,000	y	DBS Bank Ltd	0.210	09/02/15	11,881
40,000,000		Exxon Mobil Corp	0.090	07/07/15	39,999
50,000,000		Exxon Mobil Corp	0.100	07/21/15	49,997
40,000,000		Exxon Mobil Corp	0.105	07/27/15	39,997
55,000,000		Exxon Mobil Corp	0.090-0.105	08/17/15	54,993
20,000,000		Exxon Mobil Corp	0.105	08/21/15	19,997
50,000,000		Exxon Mobil Corp	0.100	08/24/15	49,993
30,000,000		Exxon Mobil Corp	0.100	08/25/15	29,995
15,000,000		Exxon Mobil Corp	0.125	09/22/15	14,996
17,100,000		Exxon Mobil Corp	0.110	09/23/15	17,096
42,836,000	y	Fairway Finance LLC	0.200-0.230	07/07/15	42,834
10,000,000	y	Fairway Finance LLC	0.240	08/05/15	9,998
30,000,000	y	Fairway Finance LLC	0.180	08/24/15	29,992
25,000,000	y	Fairway Finance LLC	0.210	09/10/15	24,990
15,000,000	y	Fairway Finance LLC	0.210	09/21/15	14,993
10,000,000	y	Fairway Finance LLC	0.270	11/05/15	9,990
50,000,000		General Electric Capital Corp	0.100	07/09/15	49,999
11,800,000		General Electric Capital Corp	0.230-0.240	08/04/15	11,797
50,000,000		General Electric Capital Corp	0.170	08/31/15	49,985
25,000,000		General Electric Capital Corp	0.190	09/10/15	24,991
25,000,000		General Electric Capital Corp	0.210	09/23/15	24,988
24,000,000		General Electric Capital Corp	0.180	09/24/15	23,990
20,000,000		General Electric Capital Corp	0.320	10/14/15	19,981
7,250,000		General Electric Capital Corp	1.000	12/11/15	7,269
2,520,000	y	Hydro-Quebec	0.100	07/06/15	2,520
73,435,000	y	Hydro-Quebec	0.130	08/13/15	73,424
50,000,000	y	Hydro-Quebec	0.130	08/26/15	49,990
45,000,000	y	Hydro-Quebec	0.140-0.150	09/15/15	44,986
30,000,000	y	Johnson & Johnson	0.080	08/06/15	29,998
47,000,000	y	Johnson & Johnson	0.100	08/11/15	46,995
50,000,000	y	Johnson & Johnson	0.100	09/14/15	49,989
10,100,000	y	Jupiter Securitization Co LLC	0.340	11/30/15	10,086
1,680,000	y	Jupiter Securitization Co LLC	0.370	12/07/15	1,677
9,040,000	y	Jupiter Securitization Co LLC	0.380	12/08/15	9,025
31,460,000	y	Kimberly-Clark Corp	0.100	07/28/15	31,458
10,000,000		Korea Development Bank	0.150	07/16/15	9,999
20,000,000		Korea Development Bank	0.210	07/17/15	19,998
3,050,000		Korea Development Bank	0.210	07/28/15	3,050
30,000,000		Korea Development Bank	0.180	08/13/15	29,994
30,000,000		Korea Development Bank	0.180	08/18/15	29,993
25,000,000	y	Liberty Street Funding LLC	0.165	07/09/15	24,999
30,000,000	y	Liberty Street Funding LLC	0.190	07/21/15	29,997
406

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$31,473,000	y	Liberty Street Funding LLC	0.150%	07/27/15	$31,470
26,000,000	y	Liberty Street Funding LLC	0.200	09/21/15	25,988
14,045,000	y	Mitsubishi UFJ Trust & Banking Corp	0.160	07/09/15	14,044
25,000,000	y	Mitsubishi UFJ Trust & Banking Corp	0.165	07/28/15	24,997
40,000,000	y	National Australia Bank Ltd	0.140	07/13/15	39,998
23,000,000	y	National Australia Bank Ltd	0.140	07/14/15	22,999
55,000,000	y	National Australia Bank Ltd	0.140	07/28/15	54,994
25,000,000	y	National Australia Bank Ltd	0.160	08/03/15	24,996
27,000,000	y	National Australia Bank Ltd	0.160	08/12/15	26,995
20,000,000	y	National Australia Bank Ltd	0.170	08/25/15	19,995
50,000,000	y	National Australia Bank Ltd	0.190	09/01/15	49,984
16,700,000		National Rural Utilities Cooperative Finance Corp	0.110	07/09/15	16,700
44,900,000	y	Nestle Capital Corp	0.110-0.140	07/08/15	44,899
20,000,000	y	Nestle Capital Corp	0.130	08/10/15	19,997
31,750,000	y	Nestle Capital Corp	0.100-0.135	08/11/15	31,746
36,350,000	y	Nestle Capital Corp	0.130	08/19/15	36,344
27,000,000	y	Nestle Capital Corp	0.095	09/03/15	26,995
16,600,000	y	Nestle Capital Corp	0.130	09/14/15	16,596
20,000,000	y	Nestle Capital Corp	0.120	09/23/15	19,994
12,520,000	y	Nordea Bank AB	0.210	09/02/15	12,515
34,000,000	y	Novartis Finance Corp	0.110-0.130	07/10/15	33,999
14,500,000	y	Novartis Finance Corp	0.110	07/13/15	14,499
43,000,000	y	Novartis Finance Corp	0.130	07/14/15	42,998
5,000,000	y	Novartis Finance Corp	0.150	08/11/15	4,999
8,500,000	y	Novartis Finance Corp	0.130	08/12/15	8,499
7,500,000	y	Novartis Finance Corp	0.210	11/04/15	7,495
17,500,000	y	Old Line Funding LLC	0.200	07/15/15	17,499
31,465,000	y	Old Line Funding LLC	0.200	07/16/15	31,462
30,000,000	y	Old Line Funding LLC	0.150	07/20/15	29,998
9,249,000	y	Old Line Funding LLC	0.200	07/27/15	9,248
3,200,000	y	Old Line Funding LLC	0.200	07/28/15	3,199
10,857,000	y	Old Line Funding LLC	0.280	08/03/15	10,854
3,500,000	y	Old Line Funding LLC	0.280	09/02/15	3,498
25,000,000	y	Old Line Funding LLC	0.180	09/03/15	24,992
20,000,000	y	Old Line Funding LLC	0.280	09/10/15	19,989
17,156,000	y	Old Line Funding LLC	0.200	09/16/15	17,149
15,000,000	y	Old Line Funding LLC	0.210	09/18/15	14,993
18,000,000	y	Old Line Funding LLC	0.210	09/25/15	17,991
3,000,000	y	Old Line Funding LLC	0.300	10/08/15	2,997
26,170,000		Oversea-Chinese Banking Corp Ltd	0.200	07/23/15	26,167
40,200,000		Oversea-Chinese Banking Corp Ltd	0.205	08/03/15	40,192
5,000,000		Oversea-Chinese Banking Corp Ltd	0.200	08/07/15	4,999
30,000,000		Oversea-Chinese Banking Corp Ltd	0.195	08/19/15	29,992
30,000,000		Oversea-Chinese Banking Corp Ltd	0.215	09/09/15	29,988
8,000,000		PACCAR Financial Corp	0.110	07/09/15	8,000
19,000,000		PACCAR Financial Corp	0.140	07/13/15	18,999
15,000,000		PACCAR Financial Corp	0.120	07/14/15	14,999
13,700,000		PACCAR Financial Corp	0.110	07/16/15	13,699
27,300,000		PACCAR Financial Corp	0.100-0.115	07/17/15	27,299
9,700,000		PACCAR Financial Corp	0.140	07/27/15	9,699
4,315,000		PACCAR Financial Corp	0.150	08/17/15	4,314
8,072,000		PACCAR Financial Corp	0.150	09/16/15	8,069
9,115,000		Province of British Columbia Canada	0.100	07/16/15	9,115
407

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$8,480,000		Province of British Columbia Canada	0.150%	08/17/15	$8,478
41,000,000		Province of British Columbia Canada	0.103-0.105	08/20/15	40,994
20,000,000		Province of British Columbia Canada	0.150	10/23/15	19,990
50,000,000		Province of Ontario Canada	0.100	07/02/15	50,000
48,550,000		Province of Ontario Canada	0.100	07/30/15	48,546
32,350,000		Province of Ontario Canada	0.100	07/31/15	32,347
79,585,000		Province of Ontario Canada	0.100-0.110	08/04/15	79,577
27,240,000		Province of Ontario Canada	0.130	08/11/15	27,236
19,551,000		Province of Ontario Canada	0.140	08/27/15	19,547
16,996,000		Province of Ontario Canada	0.140	09/29/15	16,990
25,000,000	y	Province of Quebec Canada	0.120	07/21/15	24,998
50,000,000	y	Province of Quebec Canada	0.130	08/27/15	49,990
30,000,000	y	Province of Quebec Canada	0.130	09/08/15	29,993
24,000,000	y	Province of Quebec Canada	0.130	09/17/15	23,993
38,000,000	y	PSP Capital, Inc	0.140-0.180	07/06/15	37,999
16,000,000	y	PSP Capital, Inc	0.150	07/07/15	15,999
20,000,000	y	PSP Capital, Inc	0.160	07/13/15	19,999
35,000,000	y	PSP Capital, Inc	0.160	07/16/15	34,998
21,000,000	y	PSP Capital, Inc	0.165	07/23/15	20,998
40,000,000	y	PSP Capital, Inc	0.155	07/30/15	39,995
19,700,000	y	PSP Capital, Inc	0.190	09/10/15	19,693
20,000,000	y	PSP Capital, Inc	0.160	09/17/15	19,993
25,000,000	y	Roche Holdings, Inc	0.085	07/27/15	24,999
70,000,000	y	Roche Holdings, Inc	0.100	07/28/15	69,995
25,000,000	y	Roche Holdings, Inc	0.100	08/07/15	24,997
25,000,000	y	Roche Holdings, Inc	0.090	08/13/15	24,997
25,000,000	y	Roche Holdings, Inc	0.100	08/18/15	24,997
31,860,000	y	Roche Holdings, Inc	0.110	08/20/15	31,855
20,000,000		Royal Bank of Canada	0.140	09/22/15	19,994
20,000,000		Royal Bank of Canada	0.140	09/25/15	19,993
30,000,000	y	Svenska Handelsbanken AB	0.195	08/17/15	29,992
30,000,000	y	Svenska Handelsbanken AB	0.190	08/18/15	29,992
30,000,000	y	Svenska Handelsbanken AB	0.200	08/27/15	29,991
47,210,000	y	Svenska Handelsbanken AB	0.220	09/18/15	47,187
8,000,000	y	Thunder Bay Funding LLC	0.290	09/04/15	7,996
50,000,000	y	Toronto-Dominion Holdings USA, Inc	0.175	07/02/15	50,000
25,000,000	y	Toronto-Dominion Holdings USA, Inc	0.200	07/13/15	24,998
22,000,000	y	Toronto-Dominion Holdings USA, Inc	0.180	09/03/15	21,993
22,000,000	y	Toronto-Dominion Holdings USA, Inc	0.200	09/09/15	21,991
20,000,000	y	Toronto-Dominion Holdings USA, Inc	0.170	09/17/15	19,993
30,000,000		Toyota Motor Credit Corp	0.130	07/09/15	29,999
50,000,000		Toyota Motor Credit Corp	0.120	07/20/15	49,997
35,000,000		Toyota Motor Credit Corp	0.120	07/21/15	34,998
25,000,000		Toyota Motor Credit Corp	0.170	08/28/15	24,993
15,000,000	y	Unilever Capital Corp	0.090	07/13/15	15,000
23,300,000	y	United Overseas Bank Ltd	0.245-0.250	08/26/15	23,291
32,620,000	y	United Overseas Bank Ltd	0.255-0.260	09/08/15	32,604
30,000,000	y	United Overseas Bank Ltd	0.250	10/09/15	29,979
25,000,000	y	United Overseas Bank Ltd	0.300	11/16/15	24,971
47,000,000	y	Wal-Mart Stores, Inc	0.110	07/31/15	46,996
27,000,000	y	Westpac Banking Corp	0.200	09/08/15	26,990
		TOTAL COMMERCIAL PAPER			4,808,339
408

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

			MATURITY	VALUE
PRINCIPAL	ISSUER	RATE	DATE	(000)
CORPORATE DEBT - 0.2%

$24,000,000	General Electric Co	0.850%	10/09/15	$24,035
	TOTAL CORPORATE DEBT			24,035

GOVERNMENT AGENCY DEBT - 25.7%
20,000,000	Federal Farm Credit Bank (FFCB)	0.080	09/16/15	19,997
20,000,000	FFCB	0.080	09/28/15	19,996
78,122,000	Federal Home Loan Bank (FHLB)	0.053-0.080	07/01/15	78,122
106,569,000	FHLB	0.075-0.086	07/06/15	106,568
92,000,000	FHLB	0.075-0.088	07/08/15	91,998
55,000,000	FHLB	0.065-0.085	07/10/15	54,999
50,045,000	FHLB	0.050-0.088	07/14/15	50,044
23,870,000	FHLB	0.075	07/15/15	23,869
18,000,000	FHLB	0.077	07/16/15	17,999
79,140,000	FHLB	0.065-0.105	07/17/15	79,137
4,653,000	FHLB	0.075	07/20/15	4,653
139,000,000	FHLB	0.075-0.083	07/22/15	138,993
148,550,000	FHLB	0.045-0.130	07/24/15	148,542
165,426,000	FHLB	0.045-0.090	07/29/15	165,416
2,900,000	FHLB	0.084	07/31/15	2,900
102,100,000	FHLB	0.060-0.092	08/05/15	102,092
157,760,000	FHLB	0.040-0.135	08/07/15	157,748
30,000,000	FHLB	0.080	08/11/15	29,997
112,416,000	FHLB	0.048-0.097	08/12/15	112,405
2,300,000	FHLB	0.065	08/13/15	2,300
155,200,000	FHLB	0.058-0.098	08/14/15	155,186
27,930,000	FHLB	0.055-0.060	08/17/15	27,928
4,850,000	FHLB	0.060	08/18/15	4,850
38,320,000	FHLB	0.068-0.100	08/19/15	38,315
98,800,000	FHLB	0.065-0.095	08/21/15	98,790
3,500,000	FHLB	0.080	08/24/15	3,500
83,472,000	FHLB	0.067-0.093	08/26/15	83,462
25,000,000	FHLB	0.045	08/27/15	24,998
132,315,000	FHLB	0.063-0.083	08/28/15	132,300
58,980,000	FHLB	0.065-0.135	09/02/15	58,971
103,750,000	FHLB	0.065-0.090	09/04/15	103,734
13,600,000	FHLB	0.080-0.085	09/08/15	13,598
18,200,000	FHLB	0.080-0.085	09/09/15	18,197
21,600,000	FHLB	0.090-0.092	09/15/15	21,596
8,033,000	FHLB	0.075-0.089	09/16/15	8,032
13,151,000	FHLB	0.080-0.085	09/17/15	13,149
96,590,000	FHLB	0.083-0.088	09/18/15	96,572
59,950,000	FHLB	0.082-0.090	09/23/15	59,938
18,000,000	FHLB	0.090	09/25/15	17,996
1,400,000	FHLB	0.110	10/02/15	1,400
1,500,000	FHLB	0.125	10/07/15	1,499
19,070,000	FHLB	0.100	10/21/15	19,064
1,615,000	FHLB	0.150	11/18/15	1,614
15,400,000	Federal Home Loan Mortgage Corp (FHLMC)	0.070	07/06/15	15,400
8,319,000	FHLMC	0.065-0.085	07/10/15	8,319
3,000,000	FHLMC	0.070	07/13/15	3,000
6,079,000	FHLMC	0.075-0.100	07/14/15	6,079
409

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

			MATURITY	VALUE
PRINCIPAL	ISSUER	RATE	DATE	(000)
$1,900,000	FHLMC	0.070%	07/24/15	$1,900
34,300,000	FHLMC	0.050-0.079	07/27/15	34,298
15,000,000	FHLMC	0.060	08/05/15	14,999
3,000,000	FHLMC	0.100	08/06/15	3,000
10,000,000	FHLMC	0.065	08/07/15	9,999
4,200,000	FHLMC	0.075	08/10/15	4,200
425,000	FHLMC	0.085	08/14/15	425
6,500,000	FHLMC	0.073	08/20/15	6,499
21,783,000	FHLMC	0.119-0.125	08/21/15	21,779
12,000,000	FHLMC	0.073	09/01/15	11,998
8,300,000	FHLMC	0.080	09/09/15	8,299
20,000,000	FHLMC	0.170	09/11/15	19,993
20,453,000	FHLMC	0.120-0.128	10/20/15	20,445
5,000,000	FHLMC	0.140	11/03/15	4,998
20,550,000	FHLMC	0.240-0.260	11/16/15	20,530
17,810,000	FHLMC	0.160	12/28/15	17,796
38,173,000	Federal National Mortgage Association (FNMA)	0.090	07/01/15	38,173
8,800,000	FNMA	0.068	07/08/15	8,800
5,005,000	FNMA	0.080	07/17/15	5,005
2,500,000	FNMA	0.085	07/22/15	2,500
1,595,000	FNMA	0.055	07/30/15	1,595
17,780,000	FNMA	0.065	08/03/15	17,779
10,000,000	FNMA	0.055	08/04/15	9,999
31,000,000	FNMA	0.082	08/12/15	30,997
20,000,000	FNMA	0.110	08/17/15	19,997
20,000,000	FNMA	0.060	08/26/15	19,998
16,082,000	FNMA	0.065-0.070	09/02/15	16,080
20,000,000	FNMA	0.075	09/11/15	19,997
40,000,000	FNMA	0.065	09/14/15	39,994
25,000,000	FNMA	0.060	09/18/15	24,997
13,000,000	FNMA	0.150	12/30/15	12,990
3,000,000	FNMA	0.150	01/05/16	2,998
	TOTAL GOVERNMENT AGENCY DEBT			2,918,319

TREASURY DEBT - 16.1%
25,445,000	United States Treasury Bill	0.041-0.074	07/02/15	25,445
40,400,000	United States Treasury Bill	0.031-0.061	07/23/15	40,399
10,000,000	United States Treasury Bill	0.056	08/06/15	9,999
20,000,000	United States Treasury Bill	0.071-0.081	08/13/15	19,998
80,000,000	United States Treasury Bill	0.060-0.101	08/20/15	79,991
29,005,000	United States Treasury Bill	0.067-0.082	08/27/15	29,002
21,480,000	United States Treasury Bill	0.026-0.076	09/03/15	21,478
30,000,000	United States Treasury Bill	0.071-0.072	09/10/15	29,996
10,000,000	United States Treasury Bill	0.028	09/17/15	9,999
10,045,000	United States Treasury Bill	0.063-0.113	09/24/15	10,042
10,000,000	United States Treasury Bill	0.101	10/01/15	9,997
11,805,000	United States Treasury Bill	0.026-0.047	10/08/15	11,804
45,000,000	United States Treasury Bill	0.087-0.090	10/22/15	44,988
45,000,000	United States Treasury Bill	0.046-0.079	11/05/15	44,990
75,000,000	United States Treasury Bill	0.057-0.160	11/12/15	74,977
10,000,000	United States Treasury Bill	0.088	11/27/15	9,996
10,000,000	United States Treasury Bill	0.041-0.076	12/10/15	9,997
19,775,000	United States Treasury Bill	0.035-0.081	12/17/15	19,770
410

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$20,000,000		United States Treasury Bill	0.061-0.071%	12/24/15	$19,994
30,000,000		United States Treasury Bill	0.108-0.150	01/07/16	29,980
20,000,000		United States Treasury Bill	0.196-0.198	02/04/16	19,976
140,000,000		United States Treasury Note	0.250	07/15/15	140,006
86,420,000		United States Treasury Note	0.250	07/31/15	86,431
100,000,000		United States Treasury Note	0.375	08/31/15	100,036
76,995,000		United States Treasury Note	0.250	09/15/15	77,017
90,300,000		United States Treasury Note	0.250	09/30/15	90,329
100,000,000		United States Treasury Note	0.250	10/15/15	100,020
41,305,000		United States Treasury Note	0.375	11/15/15	41,348
100,000,000		United States Treasury Note	0.250	11/30/15	100,040
88,295,000		United States Treasury Note	0.250	12/15/15	88,328
25,000,000		United States Treasury Note	0.250	12/31/15	25,007
100,000,000		United States Treasury Note	0.375	01/15/16	100,106
25,000,000		United States Treasury Note	0.375	02/15/16	25,034
100,000,000		United States Treasury Note	0.250	02/29/16	100,027
75,000,000		United States Treasury Note	0.375	03/15/16	75,056
86,030,000		United States Treasury Note	0.375	03/31/16	86,116
15,000,000		United States Treasury Note	0.250	04/15/16	14,997
9,990,000		United States Treasury Note	0.500	06/15/16	10,007
		TOTAL TREASURY DEBT			1,832,723

VARIABLE RATE SECURITIES - 11.7%
54,500,000	i	Federal Farm Credit Bank (FFCB)	0.200	08/10/15	54,502
50,000,000	i	FFCB	0.185	09/09/15	50,000
45,000,000	i	FFCB	0.250	09/21/15	45,007
65,000,000	i	FFCB	0.140	10/01/15	64,998
50,000,000	i	FFCB	0.145	11/04/15	49,998
70,000,000	i	FFCB	0.200	01/13/16	70,000
60,100,000	i	FFCB	0.250	02/01/16	60,125
20,000,000	i	FFCB	0.140	03/29/16	19,994
50,000,000	i	FFCB	0.157	04/21/16	49,994
36,000,000	i	FFCB	0.280	06/09/16	36,033
45,000,000	i	FFCB	0.170	06/23/16	44,991
150,000,000	i	FFCB	0.155	08/10/16	149,972
50,000,000	i	FFCB	0.167	08/24/16	49,983
10,000,000	i	FFCB	0.208	10/11/16	10,002
120,000,000	i	FFCB	0.167	01/24/17	119,991
76,000,000	i	FFCB	0.184	03/02/17	76,000
20,000,000	i	Federal Home Loan Bank (FHLB)	0.220	08/14/15	20,001
50,000,000	i	FHLB	0.200	08/19/15	50,000
40,000,000	i	FHLB	0.149	11/27/15	39,999
50,000,000	i	Federal Home Loan Mortgage Corp (FHLMC)	0.182	07/21/16	49,994
50,000,000	i	FHLMC	0.191	01/13/17	49,992
21,497,000	i	Federal National Mortgage Association (FNMA)	0.206	08/15/16	21,505
50,000,000	i	General Electric Capital Corp	0.256	12/29/15	50,000
50,000,000	i	Wells Fargo Bank NA	0.320	10/06/15	50,000
50,000,000	i	Wells Fargo Bank NA	0.330	03/10/16	50,000
		TOTAL VARIABLE RATE SECURITIES			1,333,081
411

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

VALUE
(000)
TOTAL SHORT-TERM INVESTMENTS	$11,358,345
(Cost $11,358,345)
TOTAL INVESTMENTS - 99.9%	11,358,345
(Cost $11,358,345)
OTHER ASSETS & LIABILITIES, NET - 0.1%	7,416
NET ASSETS - 100.0%	$11,365,761

i	Floating or variable rate security. Coupon rate reflects the rate at period end.
y	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At 6/30/2015, the aggregate value of these securities was $3,228,648,000, or 28.4% of net assets.

Cost amounts are in thousands.
412

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this semi-annual reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s semi-annual period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COLLEGE RETIREMENT EQUITIES FUND

Date:	August 6, 2015	By:	/s/ Robert G. Leary
Robert G. Leary
President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Date:	August 6, 2015	By:	/s/ Robert G. Leary
Robert G. Leary
President and Principal Executive Officer (principal executive officer)

Date:	August 6, 2015	By:	/s/ Virginia M. Wilson
Virginia M. Wilson
Executive Vice President, Chief Financial Officer and Principal Accounting Officer (principal financial officer)

EXHIBIT INDEX

Item 12. Exhibits.

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer